UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-89560
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 34	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08666
Amendment No. 66	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America All American AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
All American Annuity (issued before 5/1/00)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Dreyfus Investment Portfolios
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
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•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	Van Eck VIP Trust
All American Annuity (issued between 5/1/00 and 2/14/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
All American Annuity (issued on or after 2/15/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
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SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
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[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.52%	1.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.93%)	$1,286	$2,243	$3,180	$5,638	*	$1,743	$2,880	$5,638	$586	$1,743	$2,880	$5,638
Minimum Total Underlying Mutual Fund Operating Expenses (0.52%)	$1,138	$1,822	$2,517	$4,503	*	$1,322	$2,217	$4,503	$438	$1,322	$2,217	$4,503
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
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Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
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•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
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Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on
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fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a
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Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in
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order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
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All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
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(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently
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surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
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Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions
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may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
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Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value
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will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
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(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
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•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
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losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class B)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
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Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class

Effective May 1, 2015 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
60

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
61

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
62

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
63

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class B)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.
64

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
65

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
66

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
67

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
68

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
69

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class B)

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
70

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
71

Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
72

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
73

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
74

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
75

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
76

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
77

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
2007	13.963274	14.502070	3.86%	99,420
2006	12.050226	13.963274	15.88%	111,801
2005	11.630926	12.050226	3.61%	143,983
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
2007	25.700831	26.876347	4.57%	52,545
2006	19.202846	25.700831	33.84%	76,926
2005	16.637896	19.202846	15.42%	101,552
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
2007	10.925274	12.294106	12.53%	53,884
2006	11.100924	10.925274	-1.58%	62,972
2005	9.758629	11.100924	13.75%	80,998
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.915333	9.15%	1,445
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.547983	24.140113	12.03%	33,694
2013	16.517640	21.547983	30.45%	36,956
2012	14.441674	16.517640	14.37%	27,913
2011	14.347420	14.441674	0.66%	54,594
2010	12.646561	14.347420	13.45%	55,172
2009	10.129613	12.646561	24.85%	76,445
2008	16.316126	10.129613	-37.92%	70,027
2007	15.690301	16.316126	3.99%	84,051
2006	13.749606	15.690301	14.11%	88,385
2005	13.291809	13.749606	3.44%	97,892
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.935516	-0.64%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
2007	14.547732	14.867763	2.20%	140,536
2006	13.283201	14.547732	9.52%	134,925
2005	13.112408	13.283201	1.30%	149,138
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
2007	12.281281	13.336768	8.59%	46,245
2006	10.708715	12.281281	14.68%	49,882
2005	10.630920	10.708715	0.73%	54,315
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
2007	11.679120	12.162159	4.14%	167,850
2006	11.346099	11.679120	2.94%	195,547
2005	11.342662	11.346099	0.03%	224,470
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	18.906928	19.792078	4.68%	33,071
2013	16.522035	18.906928	14.43%	35,817
2012	14.837240	16.522035	11.36%	44,955
2011	15.393047	14.837240	-3.61%	56,131
2010	13.615255	15.393047	13.06%	63,074
2009	10.660610	13.615255	27.72%	75,188
2008	15.120808	10.660610	-29.50%	87,248
2007	13.234098	15.120808	14.26%	110,970
2006	12.459223	13.234098	6.22%	151,347
2005	12.102993	12.459223	2.94%	263,749
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	15.154548	15.841940	4.54%	23,645
2013	13.265126	15.154548	14.24%	27,668
2012	11.932641	13.265126	11.17%	28,042
2011	12.395911	11.932641	-3.74%	28,701
2010	10.981394	12.395911	12.88%	30,746
2009	8.610314	10.981394	27.54%	39,701
2008	12.227478	8.610314	-29.58%	55,215
2007	10.718860	12.227478	14.07%	65,693
2006	10.100610	10.718860	6.12%	62,485
2005	9.825739	10.100610	2.80%	70,708
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	17.274800	18.094618	4.75%	19,555
2013	14.255956	17.274800	21.18%	26,038
2012	12.479183	14.255956	14.24%	35,334
2011	13.440622	12.479183	-7.15%	43,346
2010	11.680069	13.440622	15.07%	54,556
2009	8.880327	11.680069	31.53%	59,922
2008	13.982048	8.880327	-36.49%	69,006
2007	11.875443	13.982048	17.74%	86,538
2006	11.220533	11.875443	5.84%	115,854
2005	10.914085	11.220533	2.81%	160,692
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	13.197593	13.798188	4.55%	17,277
2013	10.913573	13.197593	20.93%	17,981
2012	9.571829	10.913573	14.02%	18,404
2011	10.330835	9.571829	-7.35%	20,514
2010	8.989413	10.330835	14.92%	24,883
2009	6.854201	8.989413	31.15%	32,052
2008	10.802711	6.854201	-36.55%	37,592
2007	9.196192	10.802711	17.47%	61,574
2006	8.699189	9.196192	5.71%	48,474
2005	8.480063	8.699189	2.58%	50,366
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	19.928857	21.731456	9.05%	68,241
2013	16.836928	19.928857	18.36%	79,511
2012	14.787659	16.836928	13.86%	94,876
2011	15.515456	14.787659	-4.69%	117,927
2010	13.276017	15.515456	16.87%	161,995
2009	9.687491	13.276017	37.04%	204,492
2008	14.823977	9.687491	-34.65%	228,580
2007	13.743893	14.823977	7.86%	333,104
2006	12.428712	13.743893	10.58%	390,536
2005	11.881112	12.428712	4.61%	593,900
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.923246	18.441867	8.97%	16,984
2013	14.323585	16.923246	18.15%	18,788
2012	12.594695	14.323585	13.73%	28,380
2011	13.221071	12.594695	-4.74%	32,391
2010	11.335109	13.221071	16.64%	53,546
2009	8.273288	11.335109	37.01%	64,128
2008	12.684095	8.273288	-34.77%	87,863
2007	11.779311	12.684095	7.68%	135,397
2006	10.665568	11.779311	10.44%	139,832
2005	10.203676	10.665568	4.53%	141,068
81

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.877955	16.340684	9.83%	11,602
2013	10.853827	14.877955	37.08%	12,666
2012	8.937704	10.853827	21.44%	14,269
2011	9.272186	8.937704	-3.61%	14,721
2010	7.928775	9.272186	16.94%	18,442
2009	5.889554	7.928775	34.62%	25,033
2008	10.110334	5.889554	-41.75%	32,262
2007	9.546663	10.110334	5.90%	36,572
2006	8.454825	9.546663	12.91%	47,617
2005	7.055437	8.454825	19.83%	46,647
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
2007	9.454587	9.994478	5.71%	88,537
2006	8.386446	9.454587	12.74%	79,659
2005	7.016003	8.386446	19.53%	89,303
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
2007	16.645426	16.720156	0.45%	623,959
2006	13.994543	16.645426	18.94%	838,535
2005	13.359203	13.994543	4.76%	1,165,130
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
2007	14.765380	14.810452	0.31%	656,471
2006	12.429524	14.765380	18.79%	734,327
2005	11.886287	12.429524	4.57%	786,437
82

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	20.763266	22.702121	9.34%	137,050
2013	15.706880	20.763266	32.19%	147,278
2012	13.393309	15.706880	17.27%	165,999
2011	13.311898	13.393309	0.61%	198,075
2010	11.720919	13.311898	13.57%	238,888
2009	9.305806	11.720919	25.95%	295,894
2008	16.135980	9.305806	-42.33%	351,644
2007	14.545949	16.135980	10.93%	436,009
2006	12.994400	14.545949	11.94%	590,158
2005	12.200303	12.994400	6.51%	901,347
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
2007	11.086398	12.282570	10.79%	268,753
2006	9.917472	11.086398	11.79%	252,838
2005	9.322472	9.917472	6.38%	302,865
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	20.726647	22.826653	10.13%	220,706
2013	15.363312	20.726647	34.91%	249,210
2012	13.541366	15.363312	13.45%	255,955
2011	13.651692	13.541366	-0.81%	304,027
2010	11.109889	13.651692	22.88%	381,973
2009	8.752739	11.109889	26.93%	455,712
2008	16.747197	8.752739	-47.74%	515,417
2007	13.327515	16.747197	25.66%	648,958
2006	12.606342	13.327515	5.72%	900,240
2005	12.043664	12.606342	4.67%	1,392,430
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
2007	7.044335	8.837119	25.45%	834,003
2006	6.673130	7.044335	5.56%	843,820
2005	6.385591	6.673130	4.50%	1,045,695
83

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.281017	15.298493	0.11%	120,068
2013	14.571681	15.281017	4.87%	134,863
2012	12.882932	14.571681	13.11%	145,390
2011	12.514908	12.882932	2.94%	172,288
2010	11.103919	12.514908	12.71%	210,423
2009	7.797205	11.103919	42.41%	253,784
2008	10.504908	7.797205	-25.78%	298,047
2007	10.331749	10.504908	1.68%	400,424
2006	9.381882	10.331749	10.12%	549,557
2005	9.238518	9.381882	1.55%	930,518
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
2007	10.887295	11.057436	1.56%	225,645
2006	9.899993	10.887295	9.97%	305,679
2005	9.768796	9.899993	1.34%	324,629
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	20.597463	23.170406	12.49%	250,538
2013	15.724759	20.597463	30.99%	283,010
2012	13.696126	15.724759	14.81%	386,201
2011	13.550928	13.696126	1.07%	472,511
2010	11.893972	13.550928	13.93%	532,432
2009	9.484550	11.893972	25.40%	629,939
2008	15.198970	9.484550	-37.60%	750,481
2007	14.553901	15.198970	4.43%	922,127
2006	12.696132	14.553901	14.63%	1,129,824
2005	12.227709	12.696132	3.83%	1,548,199
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	20.107393	21.077045	4.82%	120,570
2013	20.667625	20.107393	-2.71%	135,660
2012	19.704129	20.667625	4.89%	166,922
2011	18.533414	19.704129	6.32%	194,977
2010	17.356501	18.533414	6.78%	267,049
2009	15.142153	17.356501	14.62%	299,932
2008	15.800825	15.142153	-4.17%	362,007
2007	15.288575	15.800825	3.35%	435,210
2006	14.791523	15.288575	3.36%	533,999
2005	14.612721	14.791523	1.22%	873,622
84

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	60.135739	63.255271	5.19%	69,831
2013	44.620934	60.135739	34.77%	76,241
2012	39.259010	44.620934	13.66%	77,335
2011	44.392274	39.259010	-11.56%	84,806
2010	34.822634	44.392274	27.48%	100,835
2009	25.109155	34.822634	38.69%	128,518
2008	41.907166	25.109155	-40.08%	147,761
2007	36.637278	41.907166	14.38%	192,235
2006	32.851594	36.637278	11.52%	258,138
2005	28.058024	32.851594	17.08%	371,218
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
2007	20.950870	23.933598	14.24%	572,625
2006	18.817342	20.950870	11.34%	586,921
2005	16.097219	18.817342	16.90%	654,793
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.947862	12.826137	-0.94%	83,968
2013	13.068246	12.947862	-0.92%	134,173
2012	13.176009	13.068246	-0.82%	212,963
2011	13.287525	13.176009	-0.84%	214,691
2010	13.382447	13.287525	-0.71%	227,471
2009	13.414096	13.382447	-0.24%	231,207
2008	13.144676	13.414096	2.05%	261,731
2007	12.617804	13.144676	4.18%	237,432
2006	12.144529	12.617804	3.90%	309,593
2005	11.898561	12.144529	2.07%	456,269
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.478515	16.809297	-9.03%	59,251
2013	14.309076	18.478515	29.14%	62,240
2012	11.984794	14.309076	19.39%	72,235
2011	14.617902	11.984794	-18.01%	90,022
2010	13.061075	14.617902	11.92%	112,397
2009	10.429094	13.061075	25.24%	124,544
2008	18.757073	10.429094	-44.40%	145,454
2007	16.157718	18.757073	16.09%	226,876
2006	13.830162	16.157718	16.83%	309,179
2005	11.735924	13.830162	17.84%	401,941
85

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
2007	11.279661	13.077072	15.93%	207,045
2006	9.669103	11.279661	16.66%	199,202
2005	8.218017	9.669103	17.66%	227,844
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	18.185510	20.049208	10.25%	8,418
2013	13.878257	18.185510	31.04%	8,589
2012	11.598910	13.878257	19.65%	9,117
2011	12.016300	11.598910	-3.47%	9,455
2010	10.304295	12.016300	16.61%	14,095
2009	7.308412	10.304295	40.99%	16,642
2008	13.799636	7.308412	-47.04%	18,663
2007	13.660429	13.799636	1.02%	22,690
2006	12.038700	13.660429	13.47%	24,676
2005	11.456949	12.038700	5.08%	40,674
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.843013	19.636335	10.05%	4,137
2013	13.628294	17.843013	30.93%	4,596
2012	11.413859	13.628294	19.40%	6,113
2011	11.840221	11.413859	-3.60%	7,750
2010	10.172002	11.840221	16.40%	12,695
2009	7.226735	10.172002	40.76%	16,932
2008	13.663746	7.226735	-47.11%	13,091
2007	13.543522	13.663746	0.89%	16,161
2006	11.951119	13.543522	13.32%	16,771
2005	11.400022	11.951119	4.83%	17,572
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
2007	15.385653	16.067871	4.43%	75,039
2006	13.389417	15.385653	14.91%	85,234
2005	13.197226	13.389417	1.46%	99,801
86

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
2007	10.103560	11.672599	15.53%	53,039
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
2007	14.406434	13.936612	-3.26%	257,596
2006	12.533288	14.406434	14.95%	275,958
2005	12.153669	12.533288	3.12%	324,377
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
2007	10.829258	11.570885	6.85%	32,562
2006*	10.000000	10.829258	8.29%	39,136
87

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
2007	19.674838	22.302281	13.35%	14,195
2006	15.532428	19.674838	26.67%	31,715
2005	13.322530	15.532428	16.59%	39,656
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.210982	14.092006	6.67%	1,513
2013	9.763789	13.210982	35.31%	1,555
2012*	10.000000	9.763789	-2.36%	1,729
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.475673	-5.24%	593
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
2007	10.072625	10.925111	8.46%	111,473
2006	9.940634	10.072625	1.33%	117,990
2005	9.756927	9.940634	1.88%	125,959
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
2007	11.712413	11.861661	1.27%	46,480
2006	10.470560	11.712413	11.86%	54,998
2005	10.064359	10.470560	4.04%	57,792
88

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
2007	15.177499	16.174050	6.57%	92,168
2006	12.715305	15.177499	19.36%	110,967
2005	12.057193	12.715305	5.46%	85,653
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
2007	10.490389	11.028289	5.13%	112,627
2006*	10.000000	10.490389	4.90%	41,126
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
2007	10.472392	10.681685	2.00%	45,697
2006*	10.000000	10.472392	4.72%	25,257
89

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
2007	10.773700	12.203617	13.27%	96,410
2006*	10.000000	10.773700	7.74%	58,243
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
2007	10.299018	11.414370	10.83%	93,099
2006*	10.000000	10.299018	2.99%	72,670
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
2007*	10.000000	9.829384	-1.71%	10,096
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
90

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
91

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
2007	27.820890	40.007826	43.80%	18,795
2006	20.604451	27.820890	35.02%	23,620
2005	15.719356	20.604451	31.08%	28,141
92

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
2007	15.191829	15.943260	4.95%	154,507
2006	13.123442	15.191829	15.76%	171,067
2005	12.275351	13.123442	6.91%	170,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
93

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
2007	11.870213	12.389492	4.37%	351,850
2006	11.287964	11.870213	5.16%	404,188
2005	11.031157	11.287964	2.33%	435,872
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
2007	13.499293	14.127045	4.65%	1,518,650
2006	12.238931	13.499293	10.30%	1,578,823
2005	11.729170	12.238931	4.35%	1,638,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
2007	14.511127	15.256486	5.14%	846,841
2006	12.790155	14.511127	13.46%	952,077
2005	12.059615	12.790155	6.06%	973,565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
2007	12.717148	13.333711	4.85%	488,379
2006	11.841418	12.717148	7.40%	568,477
2005	11.441430	11.841418	3.50%	585,712
94

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
2007	14.509470	15.430272	6.35%	106,035
2006	13.347834	14.509470	8.70%	128,881
2005	12.042686	13.347834	10.84%	146,433
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.031956	-9.68%	21,259
95

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
2007	11.625508	12.608381	8.45%	59,527
2006	11.396465	11.625508	2.01%	63,778
2005	10.679382	11.396465	6.71%	89,422
96

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
2007	15.126092	13.898601	-8.12%	105,079
2006	13.041148	15.126092	15.99%	113,183
2005	12.809612	13.041148	1.81%	124,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
2007	17.006039	17.162738	0.92%	80,074
2006	15.363206	17.006039	10.69%	90,552
2005	13.847590	15.363206	10.94%	127,921
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
2007	10.694568	11.428524	6.86%	1,302
2006*	10.000000	10.694568	6.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
97

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
2007	13.484384	14.372410	6.59%	3,703
2006	11.972775	13.484384	12.63%	8,088
2005	11.311637	11.972775	5.84%	7,841
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
2007	17.303838	18.180788	5.07%	80,551
2006	14.884807	17.303838	16.25%	95,002
2005	13.174791	14.884807	12.98%	115,827
98

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
2007	14.143082	15.346048	8.51%	300,101
2006	13.315193	14.143082	6.22%	288,301
2005	13.117366	13.315193	1.51%	310,872
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.055435	-9.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
2007	13.186200	13.602458	3.16%	236,619
2006	11.600312	13.186200	13.67%	262,718
2005	11.075463	11.600312	4.74%	287,820
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.574014	17.223910	10.59%	3,323
2013	11.181199	15.574014	39.29%	1,759
2012	9.593503	11.181199	16.55%	1,412
2011	9.921756	9.593503	-3.31%	4,766
2010	8.140079	9.921756	21.89%	4,718
2009	6.003779	8.140079	35.58%	11,068
2008	9.777095	6.003779	-38.59%	9,538
2007	10.010722	9.777095	-2.33%	10,608
2006*	10.000000	10.010722	0.11%	10,625
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.724011	-2.76%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
99

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	20.049258	21.990217	9.68%	2,014
2013	14.918856	20.049258	34.39%	2,293
2012	12.642793	14.918856	18.00%	3,403
2011	13.385041	12.642793	-5.55%	4,312
2010	11.814662	13.385041	13.29%	4,610
2009	9.188654	11.814662	28.58%	4,372
2008	15.132828	9.188654	-39.28%	6,042
2007	16.260721	15.132828	-6.94%	7,175
2006	14.162819	16.260721	14.81%	10,818
2005	13.587876	14.162819	4.23%	10,261
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
2007	16.754107	17.982504	7.33%	2,055
2006	13.243369	16.754107	26.51%	2,852
2005	11.916494	13.243369	11.13%	4,358
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.203853	20.870494	8.68%	4,374
2013	13.489597	19.203853	42.36%	5,078
2012	11.922870	13.489597	13.14%	7,766
2011	14.652245	11.922870	-18.63%	14,625
2010	12.245799	14.652245	19.65%	11,367
2009	7.543334	12.245799	62.34%	12,002
2008	12.094666	7.543334	-37.63%	11,364
2007	11.572461	12.094666	4.51%	13,738
2006	11.080846	11.572461	4.44%	14,708
2005	10.584298	11.080846	4.69%	16,170
100

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	13.024147	13.876375	6.54%	10,158
2013	13.225790	13.024147	-1.52%	8,384
2012	12.228754	13.225790	8.15%	9,836
2011	11.712833	12.228754	4.40%	13,889
2010	11.066201	11.712833	5.84%	14,823
2009	10.214199	11.066201	8.34%	30,418
2008	11.516253	10.214199	-11.31%	64,404
2007	11.050657	11.516253	4.21%	64,187
2006	10.772749	11.050657	2.58%	50,678
2005	10.464138	10.772749	2.95%	61,689
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0
101

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
2007	13.178920	13.312374	1.01%	0
2006	11.691028	13.178920	12.73%	0
2005	11.599467	11.691028	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B -Q/NQ
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
2007	19.629043	19.964211	1.71%	0
2006	15.075695	19.629043	30.20%	0
2005	13.426763	15.075695	12.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
2007	11.560050	12.651957	9.45%	0
2006	12.074325	11.560050	-4.26%	0
2005	10.910705	12.074325	10.66%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0
102

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.715601	7.16%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	14.592088	15.901930	8.98%	0
2013	11.498804	14.592088	26.90%	0
2012	10.335971	11.498804	11.25%	0
2011	10.555645	10.335971	-2.08%	0
2010	9.564753	10.555645	10.36%	0
2009	7.875846	9.564753	21.44%	0
2008	13.042395	7.875846	-39.61%	0
2007	12.895550	13.042395	1.14%	0
2006	11.616232	12.895550	11.01%	0
2005	11.543162	11.616232	0.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
2007	11.609736	11.539995	-0.60%	0
2006	10.896714	11.609736	6.54%	0
2005	11.057208	10.896714	-1.45%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
2007	12.231979	12.919224	5.62%	0
2006	10.963685	12.231979	11.57%	0
2005	11.188150	10.963685	-2.01%	0
103

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
2007	9.619002	9.742363	1.28%	0
2006	9.605848	9.619002	0.14%	0
2005	9.871327	9.605848	-2.69%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	12.870118	13.105376	1.83%	0
2013	11.561747	12.870118	11.32%	0
2012	10.674402	11.561747	8.31%	0
2011	11.383927	10.674402	-6.23%	0
2010	10.351085	11.383927	9.98%	0
2009	8.331793	10.351085	24.24%	0
2008	12.149387	8.331793	-31.42%	0
2007	10.932954	12.149387	11.13%	0
2006	10.580465	10.932954	3.33%	0
2005	10.565116	10.580465	0.15%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	12.679966	12.893773	1.69%	0
2013	11.409977	12.679966	11.13%	0
2012	10.552124	11.409977	8.13%	0
2011	11.268318	10.552124	-6.36%	0
2010	10.261975	11.268318	9.81%	0
2009	8.271579	10.261975	24.06%	0
2008	12.076172	8.271579	-31.50%	0
2007	10.884423	12.076172	10.95%	0
2006	10.543269	10.884423	3.24%	0
2005	10.542909	10.543269	0.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.331778	13.583767	1.89%	0
2013	11.310126	13.331778	17.87%	0
2012	10.178566	11.310126	11.12%	0
2011	11.269412	10.178566	-9.68%	0
2010	10.067407	11.269412	11.94%	0
2009	7.868631	10.067407	27.94%	0
2008	12.737111	7.868631	-38.22%	0
2007	11.122792	12.737111	14.51%	0
2006	10.803126	11.122792	2.96%	0
2005	10.801662	10.803126	0.01%	0
104

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	13.085474	13.307983	1.70%	0
2013	11.123925	13.085474	17.63%	0
2012	10.030321	11.123925	10.90%	0
2011	11.128494	10.030321	-9.87%	0
2010	9.954584	11.128494	11.79%	0
2009	7.802728	9.954584	27.58%	0
2008	12.643053	7.802728	-38.28%	0
2007	11.066018	12.643053	14.25%	0
2006	10.760548	11.066018	2.84%	0
2005	10.782590	10.760548	-0.20%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	13.698764	14.530694	6.07%	0
2013	11.897594	13.698764	15.14%	0
2012	10.742983	11.897594	10.75%	0
2011	11.586978	10.742983	-7.28%	0
2010	10.192110	11.586978	13.69%	0
2009	7.645513	10.192110	33.31%	0
2008	12.027941	7.645513	-36.44%	0
2007	11.465774	12.027941	4.90%	0
2006	10.658314	11.465774	7.58%	0
2005	10.473355	10.658314	1.77%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	13.512120	14.323307	6.00%	0
2013	11.756797	13.512120	14.93%	0
2012	10.628060	11.756797	10.62%	0
2011	11.468677	10.628060	-7.33%	0
2010	10.107952	11.468677	13.46%	0
2009	7.584282	10.107952	33.28%	0
2008	11.954387	7.584282	-36.56%	0
2007	11.414421	11.954387	4.73%	0
2006	10.623960	11.414421	7.44%	0
2005	10.447814	10.623960	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	17.083058	18.251179	6.84%	0
2013	12.811436	17.083058	33.34%	0
2012	10.845907	12.811436	18.12%	0
2011	11.566536	10.845907	-6.23%	0
2010	10.167574	11.566536	13.76%	0
2009	7.764252	10.167574	30.95%	0
2008	13.703139	7.764252	-43.34%	0
2007	13.303806	13.703139	3.00%	0
2006	12.111515	13.303806	9.84%	0
2005	10.388998	12.111515	16.58%	0
105

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
2007	13.235844	13.608175	2.81%	0
2006	12.068604	13.235844	9.67%	0
2005	10.378259	12.068604	16.29%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
2007	14.032058	13.708714	-2.30%	0
2006	12.126907	14.032058	15.71%	0
2005	11.899731	12.126907	1.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
2007	13.961286	13.620053	-2.44%	0
2006	12.080926	13.961286	15.56%	0
2005	11.875666	12.080926	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.148795	15.048340	6.36%	0
2013	11.002863	14.148795	28.59%	0
2012	9.645642	11.002863	14.07%	0
2011	9.855121	9.645642	-2.13%	0
2010	8.920213	9.855121	10.48%	0
2009	7.280707	8.920213	22.52%	0
2008	12.979444	7.280707	-43.91%	0
2007	12.030105	12.979444	7.89%	0
2006	11.047188	12.030105	8.90%	0
2005	10.661769	11.047188	3.61%	0
106

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
2007	11.977846	12.906582	7.75%	0
2006	11.014309	11.977846	8.75%	0
2005	10.642673	11.014309	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	14.407635	15.434894	7.13%	0
2013	10.978463	14.407635	31.24%	0
2012	9.948231	10.978463	10.36%	0
2011	10.309746	9.948231	-3.51%	0
2010	8.624987	10.309746	19.53%	0
2009	6.985466	8.624987	23.47%	0
2008	13.741682	6.985466	-49.17%	0
2007	11.243665	13.741682	22.22%	0
2006	10.932510	11.243665	2.85%	0
2005	10.736295	10.932510	1.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
2007	11.187983	13.650912	22.01%	0
2006	10.894659	11.187983	2.69%	0
2005	10.716426	10.894659	1.66%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.197572	13.826346	-2.61%	0
2013	13.917842	14.197572	2.01%	0
2012	12.650466	13.917842	10.02%	0
2011	12.632499	12.650466	0.14%	0
2010	11.522132	12.632499	9.64%	0
2009	8.317293	11.522132	38.53%	0
2008	11.519957	8.317293	-27.80%	0
2007	11.649255	11.519957	-1.11%	0
2006	10.873746	11.649255	7.13%	0
2005	11.006788	10.873746	-1.21%	0
107

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
2007	11.587049	11.445644	-1.22%	0
2006	10.830606	11.587049	6.98%	0
2005	10.985726	10.830606	-1.41%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	15.206352	16.639667	9.43%	0
2013	11.934083	15.206352	27.42%	0
2012	10.686391	11.934083	11.68%	0
2011	10.868749	10.686391	-1.68%	0
2010	9.806813	10.868749	10.83%	0
2009	8.039352	9.806813	21.99%	0
2008	13.245070	8.039352	-39.30%	0
2007	13.040296	13.245070	1.57%	0
2006	11.693529	13.040296	11.52%	0
2005	11.576701	11.693529	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	10.778704	10.990543	1.97%	0
2013	11.389544	10.778704	-5.36%	0
2012	11.163648	11.389544	2.02%	0
2011	10.793718	11.163648	3.43%	0
2010	10.391463	10.793718	3.87%	0
2009	9.319620	10.391463	11.50%	0
2008	9.997554	9.319620	-6.78%	0
2007	9.945967	9.997554	0.52%	0
2006	9.891493	9.945967	0.55%	0
2005	10.045000	9.891493	-1.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	22.791887	23.320566	2.32%	0
2013	17.385171	22.791887	31.10%	0
2012	15.725706	17.385171	10.55%	0
2011	18.279587	15.725706	-13.97%	0
2010	14.740310	18.279587	24.01%	0
2009	10.926322	14.740310	34.91%	0
2008	18.748402	10.926322	-41.72%	0
2007	16.852576	18.748402	11.25%	0
2006	15.533502	16.852576	8.49%	0
2005	13.637347	15.533502	13.90%	0
108

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
2007	16.763250	18.625034	11.11%	0
2006	15.476922	16.763250	8.31%	0
2005	13.609354	15.476922	13.72%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	8.216330	7.917222	-3.64%	0
2013	8.525103	8.216330	-3.62%	0
2012	8.836934	8.525103	-3.53%	0
2011	9.160762	8.836934	-3.53%	0
2010	9.484748	9.160762	-3.42%	0
2009	9.773597	9.484748	-2.96%	0
2008	9.845680	9.773597	-0.73%	0
2007	9.717356	9.845680	1.32%	0
2006	9.614238	9.717356	1.07%	0
2005	9.682745	9.614238	-0.71%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.166678	13.420323	-11.51%	0
2013	12.073300	15.166678	25.62%	0
2012	10.396117	12.073300	16.13%	0
2011	13.035428	10.396117	-20.25%	0
2010	11.973054	13.035428	8.87%	0
2009	9.828352	11.973054	21.82%	0
2008	18.173405	9.828352	-45.92%	0
2007	16.095976	18.173405	12.91%	0
2006	14.162258	16.095976	13.65%	0
2005	12.353316	14.162258	14.64%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
2007	16.014554	18.057752	12.76%	0
2006	14.111477	16.014554	13.49%	0
2005	12.328631	14.111477	14.46%	0
109

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	14.399389	15.442345	7.24%	0
2013	11.296581	14.399389	27.47%	0
2012	9.706385	11.296581	16.38%	0
2011	10.336989	9.706385	-6.10%	0
2010	9.112348	10.336989	13.44%	0
2009	6.644191	9.112348	37.15%	0
2008	12.898358	6.644191	-48.49%	0
2007	13.128072	12.898358	-1.75%	0
2006	11.892776	13.128072	10.39%	0
2005	11.634249	11.892776	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	14.171026	15.170185	7.05%	0
2013	11.126756	14.171026	27.36%	0
2012	9.580492	11.126756	16.14%	0
2011	10.216415	9.580492	-6.22%	0
2010	9.022661	10.216415	13.23%	0
2009	6.589879	9.022661	36.92%	0
2008	12.810108	6.589879	-48.56%	0
2007	13.055218	12.810108	-1.88%	0
2006	11.842080	13.055218	10.24%	0
2005	11.611567	11.842080	1.99%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
2007	13.309829	13.519044	1.57%	0
2006	11.906543	13.309829	11.79%	0
2005	12.063467	11.906543	-1.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
110

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
2007	11.200210	12.585032	12.36%	0
2006	11.326123	11.200210	-1.11%	0
2005	10.919778	11.326123	3.72%	0
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
2007	13.809573	12.993046	-5.91%	0
2006	12.349679	13.809573	11.82%	0
2005	12.310194	12.349679	0.32%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
2007	10.630234	11.046970	3.92%	0
2006*	10.000000	10.630234	6.30%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
2007	18.544479	20.444929	10.25%	0
2006	15.048967	18.544479	23.23%	0
2005	13.268368	15.048967	13.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
111

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.302107	-6.98%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
2007	11.554956	12.189483	5.49%	0
2006	11.722382	11.554956	-1.43%	0
2005	11.827195	11.722382	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
2007	11.878313	11.699860	-1.50%	0
2006	10.915743	11.878313	8.82%	0
2005	10.785320	10.915743	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
2007	14.580740	15.112360	3.65%	0
2006	12.556542	14.580740	16.12%	0
2005	12.239260	12.556542	2.59%	0
112

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
2007	10.299898	10.531297	2.25%	0
2006*	10.000000	10.299898	3.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
2007	10.282293	10.200400	-0.80%	0
2006*	10.000000	10.282293	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
2007	10.578078	11.653767	10.17%	0
2006*	10.000000	10.578078	5.78%	0
113

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
2007	10.111944	10.899890	7.79%	0
2006*	10.000000	10.111944	1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
2007*	10.000000	9.649399	-3.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
114

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
115

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
2007	23.035152	32.218891	39.87%	0
2006	17.536604	23.035152	31.35%	0
2005	13.752227	17.536604	27.52%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0
116

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
2007	14.132458	14.425009	2.07%	0
2006	12.549384	14.132458	12.61%	0
2005	12.066271	12.549384	4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
2007	10.421519	10.579344	1.51%	0
2006	10.187233	10.421519	2.30%	0
2005	10.233646	10.187233	-0.45%	0
117

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
2007	12.154730	12.371392	1.78%	0
2006	11.327793	12.154730	7.30%	0
2005	11.159272	11.327793	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
2007	13.311537	13.611740	2.26%	0
2006	12.060634	13.311537	10.37%	0
2005	11.689439	12.060634	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
2007	11.247819	11.469988	1.98%	0
2006	10.765898	11.247819	4.48%	0
2005	10.692871	10.765898	0.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
118

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
2007	13.894938	14.371780	3.43%	0
2006	13.139756	13.894938	5.75%	0
2005	12.186003	13.139756	7.83%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.862464	-11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
119

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
2007	11.894616	12.546713	5.48%	0
2006	11.986312	11.894616	-0.77%	0
2005	11.545736	11.986312	3.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
2007	14.449154	12.912454	-10.64%	0
2006	12.805624	14.449154	12.83%	0
2005	12.929622	12.805624	-0.96%	0
120

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
2007	14.633296	14.363254	-1.85%	0
2006	13.589145	14.633296	7.68%	0
2005	12.590579	13.589145	7.93%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
2007	10.500398	10.913529	3.93%	0
2006*	10.000000	10.500398	5.00%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
121

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
2007	12.530396	12.989598	3.66%	0
2006	11.436549	12.530396	9.56%	0
2005	11.106843	11.436549	2.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
2007	16.195735	16.550152	2.19%	0
2006	14.320836	16.195735	13.09%	0
2005	13.029617	14.320836	9.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
2007	10.968411	11.575303	5.53%	0
2006	10.614905	10.968411	3.33%	0
2005	10.749440	10.614905	-1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.889580	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
2007	12.813455	12.855694	0.33%	0
2006	11.587314	12.813455	10.58%	0
2005	11.372080	11.587314	1.89%	0
122

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	12.598801	13.553708	7.58%	0
2013	9.298359	12.598801	35.49%	0
2012	8.202075	9.298359	13.37%	0
2011	8.720004	8.202075	-5.94%	0
2010	7.354360	8.720004	18.57%	0
2009	5.576358	7.354360	31.88%	0
2008	9.336317	5.576358	-40.27%	0
2007	9.828875	9.336317	-5.01%	0
2006*	10.000000	9.828875	-1.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	13.556100	14.463152	6.69%	0
2013	10.369645	13.556100	30.73%	0
2012	9.034420	10.369645	14.78%	0
2011	9.832425	9.034420	-8.12%	0
2010	8.921837	9.832425	10.21%	0
2009	7.133274	8.921837	25.07%	0
2008	12.077982	7.133274	-40.94%	0
2007	13.344084	12.077982	-9.49%	0
2006	11.947150	13.344084	11.69%	0
2005	11.782359	11.947150	1.40%	0
123

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
2007	16.666060	17.397758	4.39%	0
2006	13.541716	16.666060	23.07%	0
2005	12.525374	13.541716	8.11%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	15.055622	15.916219	5.72%	0
2013	10.871749	15.055622	38.48%	0
2012	9.878969	10.871749	10.05%	0
2011	12.480374	9.878969	-20.84%	0
2010	10.722609	12.480374	16.39%	0
2009	6.790000	10.722609	57.92%	0
2008	11.192653	6.790000	-39.34%	0
2007	11.011179	11.192653	1.65%	0
2006	10.838103	11.011179	1.60%	0
2005	10.641619	10.838103	1.85%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.727071	10.081108	3.64%	0
2013	10.154519	9.727071	-4.21%	0
2012	9.652764	10.154519	5.20%	0
2011	9.503856	9.652764	1.57%	0
2010	9.230718	9.503856	2.96%	0
2009	8.758719	9.230718	5.39%	0
2008	10.152051	8.758719	-13.72%	0
2007	10.016048	10.152051	1.36%	0
2006	10.037002	10.016048	-0.21%	0
2005	10.021906	10.037002	0.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
124

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0
125

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
126

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
127

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
128

contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America All American AnnuitySM with the addition of the STI Classic Variable Trust
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
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•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
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SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
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[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.58%	1.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.93%)	$1,286	$2,243	$3,180	$5,638	*	$1,743	$2,880	$5,638	$586	$1,743	$2,880	$5,638
Minimum Total Underlying Mutual Fund Operating Expenses (0.58%)	$1,144	$1,840	$2,546	$4,555	*	$1,340	$2,246	$4,555	$444	$1,340	$2,246	$4,555
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
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Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
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•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
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Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on
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fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a
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Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in
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order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
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All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
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(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently
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surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
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Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions
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may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
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Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
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If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
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Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
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Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
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Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
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Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
55

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
56

losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class B)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
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Invesco - Invesco V.I. International Growth Fund: Series II Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
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Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
2007	13.963274	14.502070	3.86%	99,420
2006	12.050226	13.963274	15.88%	111,801
2005	11.630926	12.050226	3.61%	143,983
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
2007	25.700831	26.876347	4.57%	52,545
2006	19.202846	25.700831	33.84%	76,926
2005	16.637896	19.202846	15.42%	101,552
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
2007	10.925274	12.294106	12.53%	53,884
2006	11.100924	10.925274	-1.58%	62,972
2005	9.758629	11.100924	13.75%	80,998
63

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
2007	14.547732	14.867763	2.20%	140,536
2006	13.283201	14.547732	9.52%	134,925
2005	13.112408	13.283201	1.30%	149,138
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
2007	12.281281	13.336768	8.59%	46,245
2006	10.708715	12.281281	14.68%	49,882
2005	10.630920	10.708715	0.73%	54,315
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
2007	11.679120	12.162159	4.14%	167,850
2006	11.346099	11.679120	2.94%	195,547
2005	11.342662	11.346099	0.03%	224,470
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
2007	9.454587	9.994478	5.71%	88,537
2006	8.386446	9.454587	12.74%	79,659
2005	7.016003	8.386446	19.53%	89,303
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
2007	14.765380	14.810452	0.31%	656,471
2006	12.429524	14.765380	18.79%	734,327
2005	11.886287	12.429524	4.57%	786,437
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
2007	11.086398	12.282570	10.79%	268,753
2006	9.917472	11.086398	11.79%	252,838
2005	9.322472	9.917472	6.38%	302,865
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
2007	7.044335	8.837119	25.45%	834,003
2006	6.673130	7.044335	5.56%	843,820
2005	6.385591	6.673130	4.50%	1,045,695
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
2007	10.887295	11.057436	1.56%	225,645
2006	9.899993	10.887295	9.97%	305,679
2005	9.768796	9.899993	1.34%	324,629
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
2007	20.950870	23.933598	14.24%	572,625
2006	18.817342	20.950870	11.34%	586,921
2005	16.097219	18.817342	16.90%	654,793
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
2007	11.279661	13.077072	15.93%	207,045
2006	9.669103	11.279661	16.66%	199,202
2005	8.218017	9.669103	17.66%	227,844
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
2007	15.385653	16.067871	4.43%	75,039
2006	13.389417	15.385653	14.91%	85,234
2005	13.197226	13.389417	1.46%	99,801
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
2007	10.103560	11.672599	15.53%	53,039
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
2007	14.406434	13.936612	-3.26%	257,596
2006	12.533288	14.406434	14.95%	275,958
2005	12.153669	12.533288	3.12%	324,377
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
2007	10.829258	11.570885	6.85%	32,562
2006*	10.000000	10.829258	8.29%	39,136
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
2007	19.674838	22.302281	13.35%	14,195
2006	15.532428	19.674838	26.67%	31,715
2005	13.322530	15.532428	16.59%	39,656
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
2007	10.072625	10.925111	8.46%	111,473
2006	9.940634	10.072625	1.33%	117,990
2005	9.756927	9.940634	1.88%	125,959
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
2007	11.712413	11.861661	1.27%	46,480
2006	10.470560	11.712413	11.86%	54,998
2005	10.064359	10.470560	4.04%	57,792
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
2007	15.177499	16.174050	6.57%	92,168
2006	12.715305	15.177499	19.36%	110,967
2005	12.057193	12.715305	5.46%	85,653
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
2007	27.820890	40.007826	43.80%	18,795
2006	20.604451	27.820890	35.02%	23,620
2005	15.719356	20.604451	31.08%	28,141
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
2007	15.191829	15.943260	4.95%	154,507
2006	13.123442	15.191829	15.76%	171,067
2005	12.275351	13.123442	6.91%	170,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
2007	11.870213	12.389492	4.37%	351,850
2006	11.287964	11.870213	5.16%	404,188
2005	11.031157	11.287964	2.33%	435,872
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
2007	13.499293	14.127045	4.65%	1,518,650
2006	12.238931	13.499293	10.30%	1,578,823
2005	11.729170	12.238931	4.35%	1,638,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
2007	14.511127	15.256486	5.14%	846,841
2006	12.790155	14.511127	13.46%	952,077
2005	12.059615	12.790155	6.06%	973,565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
2007	12.717148	13.333711	4.85%	488,379
2006	11.841418	12.717148	7.40%	568,477
2005	11.441430	11.841418	3.50%	585,712
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
2007	14.509470	15.430272	6.35%	106,035
2006	13.347834	14.509470	8.70%	128,881
2005	12.042686	13.347834	10.84%	146,433
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
2007	11.625508	12.608381	8.45%	59,527
2006	11.396465	11.625508	2.01%	63,778
2005	10.679382	11.396465	6.71%	89,422
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
2007	15.126092	13.898601	-8.12%	105,079
2006	13.041148	15.126092	15.99%	113,183
2005	12.809612	13.041148	1.81%	124,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
2007	17.006039	17.162738	0.92%	80,074
2006	15.363206	17.006039	10.69%	90,552
2005	13.847590	15.363206	10.94%	127,921
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
2007	17.303838	18.180788	5.07%	80,551
2006	14.884807	17.303838	16.25%	95,002
2005	13.174791	14.884807	12.98%	115,827
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
2007	14.143082	15.346048	8.51%	300,101
2006	13.315193	14.143082	6.22%	288,301
2005	13.117366	13.315193	1.51%	310,872
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
2007	13.186200	13.602458	3.16%	236,619
2006	11.600312	13.186200	13.67%	262,718
2005	11.075463	11.600312	4.74%	287,820
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
73

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
2007	13.178920	13.312374	1.01%	0
2006	11.691028	13.178920	12.73%	0
2005	11.599467	11.691028	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
2007	19.629043	19.964211	1.71%	0
2006	15.075695	19.629043	30.20%	0
2005	13.426763	15.075695	12.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
2007	11.560050	12.651957	9.45%	0
2006	12.074325	11.560050	-4.26%	0
2005	10.910705	12.074325	10.66%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0
74

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
2007	11.609736	11.539995	-0.60%	0
2006	10.896714	11.609736	6.54%	0
2005	11.057208	10.896714	-1.45%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
2007	12.231979	12.919224	5.62%	0
2006	10.963685	12.231979	11.57%	0
2005	11.188150	10.963685	-2.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
2007	9.619002	9.742363	1.28%	0
2006	9.605848	9.619002	0.14%	0
2005	9.871327	9.605848	-2.69%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
2007	13.235844	13.608175	2.81%	0
2006	12.068604	13.235844	9.67%	0
2005	10.378259	12.068604	16.29%	0
75

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
2007	13.961286	13.620053	-2.44%	0
2006	12.080926	13.961286	15.56%	0
2005	11.875666	12.080926	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
2007	11.977846	12.906582	7.75%	0
2006	11.014309	11.977846	8.75%	0
2005	10.642673	11.014309	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
2007	11.187983	13.650912	22.01%	0
2006	10.894659	11.187983	2.69%	0
2005	10.716426	10.894659	1.66%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
2007	11.587049	11.445644	-1.22%	0
2006	10.830606	11.587049	6.98%	0
2005	10.985726	10.830606	-1.41%	0
76

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
2007	16.763250	18.625034	11.11%	0
2006	15.476922	16.763250	8.31%	0
2005	13.609354	15.476922	13.72%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
2007	16.014554	18.057752	12.76%	0
2006	14.111477	16.014554	13.49%	0
2005	12.328631	14.111477	14.46%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
2007	13.309829	13.519044	1.57%	0
2006	11.906543	13.309829	11.79%	0
2005	12.063467	11.906543	-1.30%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
2007	11.200210	12.585032	12.36%	0
2006	11.326123	11.200210	-1.11%	0
2005	10.919778	11.326123	3.72%	0
77

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
2007	13.809573	12.993046	-5.91%	0
2006	12.349679	13.809573	11.82%	0
2005	12.310194	12.349679	0.32%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
2007	10.630234	11.046970	3.92%	0
2006*	10.000000	10.630234	6.30%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
2007	18.544479	20.444929	10.25%	0
2006	15.048967	18.544479	23.23%	0
2005	13.268368	15.048967	13.42%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
2007	11.554956	12.189483	5.49%	0
2006	11.722382	11.554956	-1.43%	0
2005	11.827195	11.722382	-0.89%	0
78

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
2007	11.878313	11.699860	-1.50%	0
2006	10.915743	11.878313	8.82%	0
2005	10.785320	10.915743	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
2007	14.580740	15.112360	3.65%	0
2006	12.556542	14.580740	16.12%	0
2005	12.239260	12.556542	2.59%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
2007	23.035152	32.218891	39.87%	0
2006	17.536604	23.035152	31.35%	0
2005	13.752227	17.536604	27.52%	0
79

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
2007	14.132458	14.425009	2.07%	0
2006	12.549384	14.132458	12.61%	0
2005	12.066271	12.549384	4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
2007	10.421519	10.579344	1.51%	0
2006	10.187233	10.421519	2.30%	0
2005	10.233646	10.187233	-0.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
2007	12.154730	12.371392	1.78%	0
2006	11.327793	12.154730	7.30%	0
2005	11.159272	11.327793	1.51%	0
80

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
2007	13.311537	13.611740	2.26%	0
2006	12.060634	13.311537	10.37%	0
2005	11.689439	12.060634	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
2007	11.247819	11.469988	1.98%	0
2006	10.765898	11.247819	4.48%	0
2005	10.692871	10.765898	0.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
2007	13.894938	14.371780	3.43%	0
2006	13.139756	13.894938	5.75%	0
2005	12.186003	13.139756	7.83%	0
81

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
2007	11.894616	12.546713	5.48%	0
2006	11.986312	11.894616	-0.77%	0
2005	11.545736	11.986312	3.82%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
2007	14.449154	12.912454	-10.64%	0
2006	12.805624	14.449154	12.83%	0
2005	12.929622	12.805624	-0.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
2007	14.633296	14.363254	-1.85%	0
2006	13.589145	14.633296	7.68%	0
2005	12.590579	13.589145	7.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
2007	16.195735	16.550152	2.19%	0
2006	14.320836	16.195735	13.09%	0
2005	13.029617	14.320836	9.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
2007	10.968411	11.575303	5.53%	0
2006	10.614905	10.968411	3.33%	0
2005	10.749440	10.614905	-1.25%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
2007	12.813455	12.855694	0.33%	0
2006	11.587314	12.813455	10.58%	0
2005	11.372080	11.587314	1.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
84

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
85

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
86

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
96

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
97

M&T Variable Annuity Portfolio
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
1

•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
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SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
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[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.40%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.40%)	$1,230	$2,086	$2,935	$5,231	*	$1,586	$2,635	$5,231	$530	$1,586	$2,635	$5,231
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,112	$1,746	$2,395	$4,284	*	$1,246	$2,095	$4,284	$412	$1,246	$2,095	$4,284
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
10

Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
11

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
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•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
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Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on
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fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a
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Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in
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order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
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All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
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(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently
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surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
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Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions
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may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
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Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
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Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this
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incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still
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continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
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(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
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Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
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Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
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Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
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losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
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Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
61

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
62

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
63

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.934559	28.045037	4.12%	1,913
2013	19.324800	26.934559	39.38%	2,939
2012	16.857002	19.324800	14.64%	2,743
2011	16.923108	16.857002	-0.39%	5,255
2010	13.578413	16.923108	24.63%	8,581
2009	10.964580	13.578413	23.84%	12,950
2008	16.023269	10.964580	-31.57%	14,563
2007	16.284424	16.023269	-1.60%	15,987
2006	14.369405	16.284424	13.33%	19,180
2005	13.528311	14.369405	6.22%	19,904
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.890549	20.104491	12.37%	473
2013	13.444660	17.890549	33.07%	698
2012	12.122275	13.444660	10.91%	1,464
2011	12.128991	12.122275	-0.06%	2,170
2010	10.665140	12.128991	13.73%	2,826
2009	8.050073	10.665140	32.49%	5,124
2008	12.393968	8.050073	-35.05%	5,647
2007	11.609628	12.393968	6.76%	9,220
2006	10.733160	11.609628	8.17%	11,965
2005	10.457710	10.733160	2.63%	12,798
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.590016	22.008764	12.35%	9,882
2013	14.980081	19.590016	30.77%	10,188
2012	13.067548	14.980081	14.64%	13,946
2011	12.949479	13.067548	0.91%	15,229
2010	11.384371	12.949479	13.75%	23,822
2009	9.097737	11.384371	25.13%	33,103
2008	14.612382	9.097737	-37.74%	34,684
2007	14.016677	14.612382	4.25%	40,161
2006	12.251936	14.016677	14.40%	52,038
2005	11.814824	12.251936	3.70%	61,796
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.813732	16.257638	2.81%	19,998
2013	15.801862	15.813732	0.08%	22,282
2012	14.540187	15.801862	8.68%	28,312
2011	14.353103	14.540187	1.30%	33,606
2010	13.354986	14.353103	7.47%	55,713
2009	11.195302	13.354986	19.29%	62,522
2008	12.191151	11.195302	-8.17%	63,602
2007	11.679918	12.191151	4.38%	77,206
2006	11.321336	11.679918	3.17%	66,481
2005	11.283229	11.321336	0.34%	67,837
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
2007	16.645426	16.720156	0.45%	623,959
2006	13.994543	16.645426	18.94%	838,535
2005	13.359203	13.994543	4.76%	1,165,130
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	23.749369	25.098058	5.68%	3,448
2013	18.380961	23.749369	29.21%	5,904
2012	14.600683	18.380961	25.89%	5,926
2011	16.171310	14.600683	-9.71%	8,006
2010	12.910819	16.171310	25.25%	9,861
2009	8.281396	12.910819	55.90%	8,503
2008	17.124581	8.281396	-51.64%	4,944
2007	16.372880	17.124581	4.59%	5,187
2006	14.225356	16.372880	15.10%	5,792
2005	14.003683	14.225356	1.58%	5,406
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	21.415918	23.122840	7.97%	9,759
2013	16.625133	21.415918	28.82%	10,866
2012	14.963121	16.625133	11.11%	17,947
2011	14.211959	14.963121	5.29%	18,664
2010	11.863902	14.211959	19.79%	25,238
2009	10.178756	11.863902	16.56%	39,317
2008	14.066365	10.178756	-27.64%	41,643
2007	14.553345	14.066365	-3.35%	53,895
2006	12.511921	14.553345	16.32%	60,937
2005	12.182959	12.511921	2.70%	55,688
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	20.049744	17.697243	-11.73%	621
2013	16.420393	20.049744	22.10%	763
2012	13.978713	16.420393	17.47%	1,162
2011	15.758464	13.978713	-11.29%	2,697
2010	14.639518	15.758464	7.64%	3,045
2009	10.761438	14.639518	36.04%	4,271
2008	18.179137	10.761438	-40.80%	5,198
2007	15.851673	18.179137	14.68%	7,088
2006	13.150041	15.851673	20.54%	7,450
2005	12.016903	13.150041	9.43%	7,516
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.842096	16.969861	7.12%	893
2013	12.374558	15.842096	28.02%	4,384
2012	10.970568	12.374558	12.80%	4,491
2011	11.082583	10.970568	-1.01%	6,452
2010	10.212931	11.082583	8.52%	8,864
2009	8.036678	10.212931	27.08%	19,540
2008	11.614729	8.036678	-30.81%	19,849
2007	10.846373	11.614729	7.08%	24,283
2006*	10.000000	10.846373	8.46%	25,981
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.913072	21.632927	3.44%	212
2013	16.390720	20.913072	27.59%	642
2012	14.914403	16.390720	9.90%	1,454
2011	16.082935	14.914403	-7.27%	2,563
2010	14.229016	16.082935	13.03%	4,670
2009	11.032359	14.229016	28.98%	17,931
2008	15.582254	11.032359	-29.20%	19,299
2007	14.361144	15.582254	8.50%	19,733
2006	13.033296	14.361144	10.19%	20,562
2005	12.226742	13.033296	6.60%	21,659
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.251352	14.180368	7.01%	230
2013	9.764220	13.251352	35.71%	247
2012*	10.000000	9.764220	-2.36%	261
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
2007	10.490389	11.028289	5.13%	112,627
2006*	10.000000	10.490389	4.90%	41,126
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
2007	10.472392	10.681685	2.00%	45,697
2006*	10.000000	10.472392	4.72%	25,257
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
2007	10.773700	12.203617	13.27%	96,410
2006*	10.000000	10.773700	7.74%	58,243
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
2007	10.299018	11.414370	10.83%	93,099
2006*	10.000000	10.299018	2.99%	72,670
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
2007*	10.000000	9.829384	-1.71%	10,096
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.868689	-1.31%	1,304
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.252451	15.613840	9.55%	0
2013	10.369312	14.252451	37.45%	0
2012	9.389325	10.369312	10.44%	0
2011	9.790510	9.389325	-4.10%	389
2010	7.998316	9.790510	22.41%	0
2009	6.139089	7.998316	30.29%	0
2008*	10.000000	6.139089	-38.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.557023	23.231190	7.77%	17,262
2013	15.920407	21.557023	35.40%	21,975
2012	13.542915	15.920407	17.56%	29,869
2011	13.984922	13.542915	-3.16%	57,902
2010	12.977046	13.984922	7.77%	74,238
2009*	10.000000	12.977046	29.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.800905	27.963257	8.38%	2,616
2013	19.578121	25.800905	31.78%	2,730
2012	16.826274	19.578121	16.35%	3,871
2011	17.430797	16.826274	-3.47%	7,062
2010	13.944249	17.430797	25.00%	12,986
2009	10.294265	13.944249	35.46%	15,837
2008	16.357647	10.294265	-37.07%	18,732
2007	15.354645	16.357647	6.53%	19,794
2006	14.106476	15.354645	8.85%	21,029
2005	12.704322	14.106476	11.04%	17,143
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.048485	-9.52%	0
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.926637	26.423570	6.01%	538
2013	17.924191	24.926637	39.07%	618
2012	15.024668	17.924191	19.30%	901
2011	15.978661	15.024668	-5.97%	1,309
2010	12.741890	15.978661	25.40%	1,591
2009	10.192192	12.741890	25.02%	2,080
2008	15.166399	10.192192	-32.80%	1,371
2007	16.446516	15.166399	-7.78%	5,126
2006	14.155783	16.446516	16.18%	6,874
2005	13.865110	14.155783	2.10%	3,964
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	25.648656	25.612084	-0.14%	5,540
2013	18.377099	25.648656	39.57%	5,597
2012	16.063510	18.377099	14.40%	6,233
2011	17.171834	16.063510	-6.45%	7,290
2010	13.833774	17.171834	24.13%	10,285
2009	10.368409	13.833774	33.42%	12,230
2008	16.935470	10.368409	-38.78%	14,101
2007	16.741828	16.935470	1.16%	15,305
2006	15.085855	16.741828	10.98%	13,753
2005	13.559942	15.085855	11.25%	11,979
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
2007	10.694568	11.428524	6.86%	1,302
2006*	10.000000	10.694568	6.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.863814	24.178931	1.32%	3,346
2013	18.924842	23.863814	26.10%	138
2012	15.756216	18.924842	20.11%	941
2011	17.344963	15.756216	-9.16%	1,374
2010	15.100440	17.344963	14.86%	2,719
2009	10.907250	15.100440	38.44%	20,257
2008	18.411161	10.907250	-40.76%	21,166
2007	17.483880	18.411161	5.30%	23,159
2006	14.997718	17.483880	16.58%	24,728
2005	13.245945	14.997718	13.22%	24,752
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.052187	10.239328	1.86%	4,815
2013	10.162036	10.052187	-1.08%	6,395
2012*	10.000000	10.162036	1.62%	8,902
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	27.763020	30.780901	10.87%	2,044
2013	19.876628	27.763020	39.68%	2,719
2012	17.008379	19.876628	16.86%	4,747
2011	17.559654	17.008379	-3.14%	8,211
2010	14.365542	17.559654	22.23%	9,632
2009	10.571273	14.365542	35.89%	13,070
2008	17.166935	10.571273	-38.42%	16,136
2007	17.544733	17.166935	-2.15%	17,210
2006	15.402516	17.544733	13.91%	25,661
2005	14.146394	15.402516	8.88%	23,708
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
2007	16.754107	17.982504	7.33%	2,055
2006	13.243369	16.754107	26.51%	2,852
2005	11.916494	13.243369	11.13%	4,358
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	22.710119	23.266849	2.45%	1,130
2013	16.423100	22.710119	38.28%	1,318
2012	14.112983	16.423100	16.37%	2,412
2011	14.954891	14.112983	-5.63%	3,221
2010	11.984274	14.954891	24.79%	3,484
2009	9.198656	11.984274	30.28%	4,887
2008	15.315331	9.198656	-39.94%	5,411
2007	17.716461	15.315331	-13.55%	4,888
2006	15.248670	17.716461	16.18%	6,214
2005	14.383134	15.248670	6.02%	7,151
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.203853	20.870494	8.68%	4,374
2013	13.489597	19.203853	42.36%	5,078
2012	11.922870	13.489597	13.14%	7,766
2011	14.652245	11.922870	-18.63%	14,625
2010	12.245799	14.652245	19.65%	11,367
2009	7.543334	12.245799	62.34%	12,002
2008	12.094666	7.543334	-37.63%	11,364
2007	11.572461	12.094666	4.51%	13,738
2006	11.080846	11.572461	4.44%	14,708
2005	10.584298	11.080846	4.69%	16,170
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0
77

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	20.171917	20.431004	1.28%	0
2013	14.877923	20.171917	35.58%	0
2012	13.342436	14.877923	11.51%	0
2011	13.769400	13.342436	-3.10%	0
2010	11.357234	13.769400	21.24%	0
2009	9.428090	11.357234	20.46%	0
2008	14.165023	9.428090	-33.44%	0
2007	14.801739	14.165023	-4.30%	0
2006	13.426081	14.801739	10.25%	0
2005	12.993187	13.426081	3.33%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.720808	16.091605	9.31%	0
2013	11.372360	14.720808	29.44%	0
2012	10.541826	11.372360	7.88%	0
2011	10.842618	10.541826	-2.77%	0
2010	9.800908	10.842618	10.63%	0
2009	7.604995	9.800908	28.87%	0
2008	12.037639	7.604995	-36.82%	0
2007	11.593550	12.037639	3.83%	0
2006	11.017798	11.593550	5.23%	0
2005	11.034981	11.017798	-0.16%	0
78

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	14.972083	16.362235	9.28%	0
2013	11.769422	14.972083	27.21%	0
2012	10.555139	11.769422	11.50%	0
2011	10.752259	10.555139	-1.83%	0
2010	9.717322	10.752259	10.65%	0
2009	7.983145	9.717322	21.72%	0
2008	13.182496	7.983145	-39.44%	0
2007	13.001391	13.182496	1.39%	0
2006	11.681967	13.001391	11.29%	0
2005	11.579886	11.681967	0.88%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.819984	10.820492	0.00%	0
2013	11.114866	10.819984	-2.65%	0
2012	10.514735	11.114866	5.71%	0
2011	10.669487	10.514735	-1.45%	0
2010	10.205641	10.669487	4.54%	0
2009	8.794830	10.205641	16.04%	0
2008	9.845559	8.794830	-10.67%	0
2007	9.698418	9.845559	1.52%	0
2006	9.663356	9.698418	0.36%	0
2005	9.899984	9.663356	-2.39%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
2007	14.032058	13.708714	-2.30%	0
2006	12.126907	14.032058	15.71%	0
2005	11.899731	12.126907	1.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	15.986634	16.433901	2.80%	0
2013	12.719429	15.986634	25.69%	0
2012	10.387260	12.719429	22.45%	0
2011	11.826649	10.387260	-12.17%	0
2010	9.706378	11.826649	21.84%	0
2009	6.400452	9.706378	51.65%	0
2008	13.607599	6.400452	-52.96%	0
2007	13.376907	13.607599	1.72%	0
2006	11.947065	13.376907	11.97%	0
2005	12.089438	11.947065	-1.18%	0
79

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	15.768370	16.561096	5.03%	0
2013	12.583741	15.768370	25.31%	0
2012	11.643875	12.583741	8.07%	0
2011	11.368511	11.643875	2.42%	0
2010	9.755880	11.368511	16.53%	0
2009	8.604817	9.755880	13.38%	0
2008	12.225276	8.604817	-29.61%	0
2007	13.005012	12.225276	-6.00%	0
2006	11.493118	13.005012	13.15%	0
2005	11.503574	11.493118	-0.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	16.483053	14.152085	-14.14%	0
2013	13.877314	16.483053	18.78%	0
2012	12.145569	13.877314	14.26%	0
2011	14.075303	12.145569	-13.71%	0
2010	13.441899	14.075303	4.71%	0
2009	10.157915	13.441899	32.33%	0
2008	17.641606	10.157915	-42.42%	0
2007	15.816295	17.641606	11.54%	0
2006	13.487199	15.816295	17.27%	0
2005	12.669288	13.487199	6.46%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	12.813207	13.351182	4.20%	0
2013	10.288916	12.813207	24.53%	0
2012	9.377775	10.288916	9.72%	0
2011	9.738457	9.377775	-3.70%	0
2010	9.225600	9.738457	5.56%	0
2009	7.463174	9.225600	23.61%	0
2008	11.088841	7.463174	-32.70%	0
2007	10.647048	11.088841	4.15%	0
2006*	10.000000	10.647048	6.47%	0
80

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	15.685020	15.782519	0.62%	0
2013	12.637442	15.685020	24.12%	0
2012	11.822247	12.637442	6.90%	0
2011	13.105142	11.822247	-9.79%	0
2010	11.919119	13.105142	9.95%	0
2009	9.500370	11.919119	25.46%	0
2008	13.795263	9.500370	-31.13%	0
2007	13.072415	13.795263	5.53%	0
2006	12.195178	13.072415	7.19%	0
2005	11.760060	12.195178	3.70%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	12.651233	13.168996	4.09%	0
2013	9.583044	12.651233	32.02%	0
2012*	10.000000	9.583044	-4.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
2007	10.299898	10.531297	2.25%	0
2006*	10.000000	10.299898	3.00%	0
81

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
2007	10.282293	10.200400	-0.80%	0
2006*	10.000000	10.282293	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
2007	10.578078	11.653767	10.17%	0
2006*	10.000000	10.578078	5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
2007	10.111944	10.899890	7.79%	0
2006*	10.000000	10.111944	1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
2007*	10.000000	9.649399	-3.51%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.683614	-3.16%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	12.185781	12.985901	6.57%	0
2013	9.113937	12.185781	33.70%	0
2012	8.484418	9.113937	7.42%	0
2011	9.094410	8.484418	-6.71%	0
2010	7.637569	9.094410	19.07%	0
2009	6.026497	7.637569	26.73%	0
2008*	10.000000	6.026497	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
85

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	18.949258	19.864247	4.83%	0
2013	14.386403	18.949258	31.72%	0
2012	12.581629	14.386403	14.34%	0
2011	13.355602	12.581629	-5.80%	0
2010	12.740097	13.355602	4.83%	0
2009*	10.000000	12.740097	27.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	19.353860	20.404063	5.43%	0
2013	15.097220	19.353860	28.19%	0
2012	13.339611	15.097220	13.18%	0
2011	14.205453	13.339611	-6.10%	0
2010	11.682068	14.205453	21.60%	0
2009	8.865913	11.682068	31.76%	0
2008	14.483952	8.865913	-38.79%	0
2007	13.978940	14.483952	3.61%	0
2006	13.201527	13.978940	5.89%	0
2005	12.221324	13.201527	8.02%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.878690	-11.21%	0
86

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	18.164676	18.730650	3.12%	0
2013	13.427438	18.164676	35.28%	0
2012	11.571368	13.427438	16.04%	0
2011	12.650413	11.571368	-8.53%	0
2010	10.370178	12.650413	21.99%	0
2009	8.527595	10.370178	21.61%	0
2008	13.045968	8.527595	-34.63%	0
2007	14.546074	13.045968	-10.31%	0
2006	12.869879	14.546074	13.02%	0
2005	12.957733	12.869879	-0.68%	0
87

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.627539	18.093796	-2.87%	0
2013	13.720128	18.627539	35.77%	0
2012	12.329652	13.720128	11.28%	0
2011	13.549112	12.329652	-9.00%	0
2010	11.220756	13.549112	20.75%	0
2009	8.645640	11.220756	29.79%	0
2008	14.518432	8.645640	-40.45%	0
2007	14.756985	14.518432	-1.62%	0
2006	13.668970	14.756985	7.96%	0
2005	12.629439	13.668970	8.23%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
2007	10.500398	10.913529	3.93%	0
2006*	10.000000	10.500398	5.00%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
88

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.352000	18.087396	-1.44%	0
2013	14.961324	18.352000	22.66%	0
2012	12.806093	14.961324	16.83%	0
2011	14.491963	12.806093	-11.63%	0
2010	12.969768	14.491963	11.74%	0
2009	9.630801	12.969768	34.67%	0
2008	16.713305	9.630801	-42.38%	0
2007	16.318782	16.713305	2.42%	0
2006	14.389359	16.318782	13.41%	0
2005	13.063564	14.389359	10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.729528	9.640489	-0.92%	0
2013	10.111541	9.729528	-3.78%	0
2012*	10.000000	10.111541	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	19.621635	21.161573	7.85%	0
2013	14.441097	19.621635	35.87%	0
2012	12.704255	14.441097	13.67%	0
2011	13.482920	12.704255	-5.78%	0
2010	11.339108	13.482920	18.91%	0
2009	8.578157	11.339108	32.19%	0
2008	14.321886	8.578157	-40.10%	0
2007	15.049657	14.321886	-4.84%	0
2006	13.581279	15.049657	10.81%	0
2005	12.821982	13.581279	5.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
89

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
2007	16.666060	17.397758	4.39%	0
2006	13.541716	16.666060	23.07%	0
2005	12.525374	13.541716	8.11%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	17.264044	17.205026	-0.34%	0
2013	12.834195	17.264044	34.52%	0
2012	11.338626	12.834195	13.19%	0
2011	12.351221	11.338626	-8.20%	0
2010	10.174828	12.351221	21.39%	0
2009	8.028737	10.174828	26.73%	0
2008	13.743263	8.028737	-41.58%	0
2007	16.346345	13.743263	-15.92%	0
2006	14.462544	16.346345	13.03%	0
2005	14.022586	14.462544	3.14%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	15.055622	15.916219	5.72%	0
2013	10.871749	15.055622	38.48%	0
2012	9.878969	10.871749	10.05%	0
2011	12.480374	9.878969	-20.84%	0
2010	10.722609	12.480374	16.39%	0
2009	6.790000	10.722609	57.92%	0
2008	11.192653	6.790000	-39.34%	0
2007	11.011179	11.192653	1.65%	0
2006	10.838103	11.011179	1.60%	0
2005	10.641619	10.838103	1.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
90

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0
91

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
93

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
94

contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America All American AnnuitySM (Compass)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
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SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
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[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.58%	1.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.93%)	$1,286	$2,243	$3,180	$5,638	*	$1,743	$2,880	$5,638	$586	$1,743	$2,880	$5,638
Minimum Total Underlying Mutual Fund Operating Expenses (0.58%)	$1,144	$1,840	$2,546	$4,555	*	$1,340	$2,246	$4,555	$444	$1,340	$2,246	$4,555
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
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Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
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•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
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Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on
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fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a
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Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in
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order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
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All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
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(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently
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surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
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Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions
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may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
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Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
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If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
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Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
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Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
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Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
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Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
55

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
56

losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
57

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS International Value Portfolio: Class B)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
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Invesco - Invesco V.I. International Growth Fund: Series II Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
2007	13.963274	14.502070	3.86%	99,420
2006	12.050226	13.963274	15.88%	111,801
2005	11.630926	12.050226	3.61%	143,983
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
2007	25.700831	26.876347	4.57%	52,545
2006	19.202846	25.700831	33.84%	76,926
2005	16.637896	19.202846	15.42%	101,552
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
2007	10.925274	12.294106	12.53%	53,884
2006	11.100924	10.925274	-1.58%	62,972
2005	9.758629	11.100924	13.75%	80,998
63

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
2007	14.547732	14.867763	2.20%	140,536
2006	13.283201	14.547732	9.52%	134,925
2005	13.112408	13.283201	1.30%	149,138
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
2007	12.281281	13.336768	8.59%	46,245
2006	10.708715	12.281281	14.68%	49,882
2005	10.630920	10.708715	0.73%	54,315
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
2007	11.679120	12.162159	4.14%	167,850
2006	11.346099	11.679120	2.94%	195,547
2005	11.342662	11.346099	0.03%	224,470
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
2007	9.454587	9.994478	5.71%	88,537
2006	8.386446	9.454587	12.74%	79,659
2005	7.016003	8.386446	19.53%	89,303
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
2007	14.765380	14.810452	0.31%	656,471
2006	12.429524	14.765380	18.79%	734,327
2005	11.886287	12.429524	4.57%	786,437
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
2007	11.086398	12.282570	10.79%	268,753
2006	9.917472	11.086398	11.79%	252,838
2005	9.322472	9.917472	6.38%	302,865
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
2007	7.044335	8.837119	25.45%	834,003
2006	6.673130	7.044335	5.56%	843,820
2005	6.385591	6.673130	4.50%	1,045,695
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
2007	10.887295	11.057436	1.56%	225,645
2006	9.899993	10.887295	9.97%	305,679
2005	9.768796	9.899993	1.34%	324,629
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
2007	20.950870	23.933598	14.24%	572,625
2006	18.817342	20.950870	11.34%	586,921
2005	16.097219	18.817342	16.90%	654,793
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
2007	11.279661	13.077072	15.93%	207,045
2006	9.669103	11.279661	16.66%	199,202
2005	8.218017	9.669103	17.66%	227,844
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
2007	15.385653	16.067871	4.43%	75,039
2006	13.389417	15.385653	14.91%	85,234
2005	13.197226	13.389417	1.46%	99,801
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
2007	10.103560	11.672599	15.53%	53,039
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
2007	14.406434	13.936612	-3.26%	257,596
2006	12.533288	14.406434	14.95%	275,958
2005	12.153669	12.533288	3.12%	324,377
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
2007	10.829258	11.570885	6.85%	32,562
2006*	10.000000	10.829258	8.29%	39,136
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
2007	19.674838	22.302281	13.35%	14,195
2006	15.532428	19.674838	26.67%	31,715
2005	13.322530	15.532428	16.59%	39,656
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.210982	14.092006	6.67%	1,513
2013	9.763789	13.210982	35.31%	1,555
2012*	10.000000	9.763789	-2.36%	1,729
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
2007	10.072625	10.925111	8.46%	111,473
2006	9.940634	10.072625	1.33%	117,990
2005	9.756927	9.940634	1.88%	125,959
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
2007	11.712413	11.861661	1.27%	46,480
2006	10.470560	11.712413	11.86%	54,998
2005	10.064359	10.470560	4.04%	57,792
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
2007	15.177499	16.174050	6.57%	92,168
2006	12.715305	15.177499	19.36%	110,967
2005	12.057193	12.715305	5.46%	85,653
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
2007	27.820890	40.007826	43.80%	18,795
2006	20.604451	27.820890	35.02%	23,620
2005	15.719356	20.604451	31.08%	28,141
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
2007	15.191829	15.943260	4.95%	154,507
2006	13.123442	15.191829	15.76%	171,067
2005	12.275351	13.123442	6.91%	170,428
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
2007	11.870213	12.389492	4.37%	351,850
2006	11.287964	11.870213	5.16%	404,188
2005	11.031157	11.287964	2.33%	435,872
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
2007	13.499293	14.127045	4.65%	1,518,650
2006	12.238931	13.499293	10.30%	1,578,823
2005	11.729170	12.238931	4.35%	1,638,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
2007	14.511127	15.256486	5.14%	846,841
2006	12.790155	14.511127	13.46%	952,077
2005	12.059615	12.790155	6.06%	973,565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
2007	12.717148	13.333711	4.85%	488,379
2006	11.841418	12.717148	7.40%	568,477
2005	11.441430	11.841418	3.50%	585,712
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
2007	14.509470	15.430272	6.35%	106,035
2006	13.347834	14.509470	8.70%	128,881
2005	12.042686	13.347834	10.84%	146,433
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.031956	-9.68%	21,259
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
2007	11.625508	12.608381	8.45%	59,527
2006	11.396465	11.625508	2.01%	63,778
2005	10.679382	11.396465	6.71%	89,422
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
2007	15.126092	13.898601	-8.12%	105,079
2006	13.041148	15.126092	15.99%	113,183
2005	12.809612	13.041148	1.81%	124,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
2007	17.006039	17.162738	0.92%	80,074
2006	15.363206	17.006039	10.69%	90,552
2005	13.847590	15.363206	10.94%	127,921
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
2007	13.484384	14.372410	6.59%	3,703
2006	11.972775	13.484384	12.63%	8,088
2005	11.311637	11.972775	5.84%	7,841
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
2007	17.303838	18.180788	5.07%	80,551
2006	14.884807	17.303838	16.25%	95,002
2005	13.174791	14.884807	12.98%	115,827
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
2007	14.143082	15.346048	8.51%	300,101
2006	13.315193	14.143082	6.22%	288,301
2005	13.117366	13.315193	1.51%	310,872
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
2007	13.186200	13.602458	3.16%	236,619
2006	11.600312	13.186200	13.67%	262,718
2005	11.075463	11.600312	4.74%	287,820
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
74

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
2007	13.178920	13.312374	1.01%	0
2006	11.691028	13.178920	12.73%	0
2005	11.599467	11.691028	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
2007	19.629043	19.964211	1.71%	0
2006	15.075695	19.629043	30.20%	0
2005	13.426763	15.075695	12.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
2007	11.560050	12.651957	9.45%	0
2006	12.074325	11.560050	-4.26%	0
2005	10.910705	12.074325	10.66%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0
75

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
2007	11.609736	11.539995	-0.60%	0
2006	10.896714	11.609736	6.54%	0
2005	11.057208	10.896714	-1.45%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
2007	12.231979	12.919224	5.62%	0
2006	10.963685	12.231979	11.57%	0
2005	11.188150	10.963685	-2.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
2007	9.619002	9.742363	1.28%	0
2006	9.605848	9.619002	0.14%	0
2005	9.871327	9.605848	-2.69%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
2007	13.235844	13.608175	2.81%	0
2006	12.068604	13.235844	9.67%	0
2005	10.378259	12.068604	16.29%	0
76

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
2007	13.961286	13.620053	-2.44%	0
2006	12.080926	13.961286	15.56%	0
2005	11.875666	12.080926	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
2007	11.977846	12.906582	7.75%	0
2006	11.014309	11.977846	8.75%	0
2005	10.642673	11.014309	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
2007	11.187983	13.650912	22.01%	0
2006	10.894659	11.187983	2.69%	0
2005	10.716426	10.894659	1.66%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
2007	11.587049	11.445644	-1.22%	0
2006	10.830606	11.587049	6.98%	0
2005	10.985726	10.830606	-1.41%	0
77

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
2007	16.763250	18.625034	11.11%	0
2006	15.476922	16.763250	8.31%	0
2005	13.609354	15.476922	13.72%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
2007	16.014554	18.057752	12.76%	0
2006	14.111477	16.014554	13.49%	0
2005	12.328631	14.111477	14.46%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
2007	13.309829	13.519044	1.57%	0
2006	11.906543	13.309829	11.79%	0
2005	12.063467	11.906543	-1.30%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
2007	11.200210	12.585032	12.36%	0
2006	11.326123	11.200210	-1.11%	0
2005	10.919778	11.326123	3.72%	0
78

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
2007	13.809573	12.993046	-5.91%	0
2006	12.349679	13.809573	11.82%	0
2005	12.310194	12.349679	0.32%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
2007	10.630234	11.046970	3.92%	0
2006*	10.000000	10.630234	6.30%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
2007	18.544479	20.444929	10.25%	0
2006	15.048967	18.544479	23.23%	0
2005	13.268368	15.048967	13.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
2007	11.554956	12.189483	5.49%	0
2006	11.722382	11.554956	-1.43%	0
2005	11.827195	11.722382	-0.89%	0
79

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
2007	11.878313	11.699860	-1.50%	0
2006	10.915743	11.878313	8.82%	0
2005	10.785320	10.915743	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
2007	14.580740	15.112360	3.65%	0
2006	12.556542	14.580740	16.12%	0
2005	12.239260	12.556542	2.59%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
80

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
2007	23.035152	32.218891	39.87%	0
2006	17.536604	23.035152	31.35%	0
2005	13.752227	17.536604	27.52%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
2007	14.132458	14.425009	2.07%	0
2006	12.549384	14.132458	12.61%	0
2005	12.066271	12.549384	4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
2007	10.421519	10.579344	1.51%	0
2006	10.187233	10.421519	2.30%	0
2005	10.233646	10.187233	-0.45%	0
81

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
2007	12.154730	12.371392	1.78%	0
2006	11.327793	12.154730	7.30%	0
2005	11.159272	11.327793	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
2007	13.311537	13.611740	2.26%	0
2006	12.060634	13.311537	10.37%	0
2005	11.689439	12.060634	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
2007	11.247819	11.469988	1.98%	0
2006	10.765898	11.247819	4.48%	0
2005	10.692871	10.765898	0.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
2007	13.894938	14.371780	3.43%	0
2006	13.139756	13.894938	5.75%	0
2005	12.186003	13.139756	7.83%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.862464	-11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
2007	11.894616	12.546713	5.48%	0
2006	11.986312	11.894616	-0.77%	0
2005	11.545736	11.986312	3.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
2007	14.449154	12.912454	-10.64%	0
2006	12.805624	14.449154	12.83%	0
2005	12.929622	12.805624	-0.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
2007	14.633296	14.363254	-1.85%	0
2006	13.589145	14.633296	7.68%	0
2005	12.590579	13.589145	7.93%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
2007	12.530396	12.989598	3.66%	0
2006	11.436549	12.530396	9.56%	0
2005	11.106843	11.436549	2.97%	0
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
2007	16.195735	16.550152	2.19%	0
2006	14.320836	16.195735	13.09%	0
2005	13.029617	14.320836	9.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
2007	10.968411	11.575303	5.53%	0
2006	10.614905	10.968411	3.33%	0
2005	10.749440	10.614905	-1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
2007	12.813455	12.855694	0.33%	0
2006	11.587314	12.813455	10.58%	0
2005	11.372080	11.587314	1.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
85

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
86

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
87

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
97

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
98

The Best of America All American AnnuitySM
The Best of America All American AnnuitySM (Compass)
M&T Variable Annuity Portfolio
The Best of America All American AnnuitySM with the addition of the STI Classic Variable Trust
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - /NQ
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
2007	13.963274	14.502070	3.86%	99,420
2006	12.050226	13.963274	15.88%	111,801
2005	11.630926	12.050226	3.61%	143,983
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - /NQ
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
2007	25.700831	26.876347	4.57%	52,545
2006	19.202846	25.700831	33.84%	76,926
2005	16.637896	19.202846	15.42%	101,552
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
2007	10.925274	12.294106	12.53%	53,884
2006	11.100924	10.925274	-1.58%	62,972
2005	9.758629	11.100924	13.75%	80,998

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.915333	9.15%	1,445
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.934559	28.045037	4.12%	1,913
2013	19.324800	26.934559	39.38%	2,939
2012	16.857002	19.324800	14.64%	2,743
2011	16.923108	16.857002	-0.39%	5,255
2010	13.578413	16.923108	24.63%	8,581
2009	10.964580	13.578413	23.84%	12,950
2008	16.023269	10.964580	-31.57%	14,563
2007	16.284424	16.023269	-1.60%	15,987
2006	14.369405	16.284424	13.33%	19,180
2005	13.528311	14.369405	6.22%	19,904
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.890549	20.104491	12.37%	473
2013	13.444660	17.890549	33.07%	698
2012	12.122275	13.444660	10.91%	1,464
2011	12.128991	12.122275	-0.06%	2,170
2010	10.665140	12.128991	13.73%	2,826
2009	8.050073	10.665140	32.49%	5,124
2008	12.393968	8.050073	-35.05%	5,647
2007	11.609628	12.393968	6.76%	9,220
2006	10.733160	11.609628	8.17%	11,965
2005	10.457710	10.733160	2.63%	12,798

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.590016	22.008764	12.35%	9,882
2013	14.980081	19.590016	30.77%	10,188
2012	13.067548	14.980081	14.64%	13,946
2011	12.949479	13.067548	0.91%	15,229
2010	11.384371	12.949479	13.75%	23,822
2009	9.097737	11.384371	25.13%	33,103
2008	14.612382	9.097737	-37.74%	34,684
2007	14.016677	14.612382	4.25%	40,161
2006	12.251936	14.016677	14.40%	52,038
2005	11.814824	12.251936	3.70%	61,796
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.547983	24.140113	12.03%	33,694
2013	16.517640	21.547983	30.45%	36,956
2012	14.441674	16.517640	14.37%	27,913
2011	14.347420	14.441674	0.66%	54,594
2010	12.646561	14.347420	13.45%	55,172
2009	10.129613	12.646561	24.85%	76,445
2008	16.316126	10.129613	-37.92%	70,027
2007	15.690301	16.316126	3.99%	84,051
2006	13.749606	15.690301	14.11%	88,385
2005	13.291809	13.749606	3.44%	97,892
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.935516	-0.64%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
2007	14.547732	14.867763	2.20%	140,536
2006	13.283201	14.547732	9.52%	134,925
2005	13.112408	13.283201	1.30%	149,138
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
2007	12.281281	13.336768	8.59%	46,245
2006	10.708715	12.281281	14.68%	49,882
2005	10.630920	10.708715	0.73%	54,315

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.813732	16.257638	2.81%	19,998
2013	15.801862	15.813732	0.08%	22,282
2012	14.540187	15.801862	8.68%	28,312
2011	14.353103	14.540187	1.30%	33,606
2010	13.354986	14.353103	7.47%	55,713
2009	11.195302	13.354986	19.29%	62,522
2008	12.191151	11.195302	-8.17%	63,602
2007	11.679918	12.191151	4.38%	77,206
2006	11.321336	11.679918	3.17%	66,481
2005	11.283229	11.321336	0.34%	67,837
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
2007	11.679120	12.162159	4.14%	167,850
2006	11.346099	11.679120	2.94%	195,547
2005	11.342662	11.346099	0.03%	224,470
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	18.906928	19.792078	4.68%	33,071
2013	16.522035	18.906928	14.43%	35,817
2012	14.837240	16.522035	11.36%	44,955
2011	15.393047	14.837240	-3.61%	56,131
2010	13.615255	15.393047	13.06%	63,074
2009	10.660610	13.615255	27.72%	75,188
2008	15.120808	10.660610	-29.50%	87,248
2007	13.234098	15.120808	14.26%	110,970
2006	12.459223	13.234098	6.22%	151,347
2005	12.102993	12.459223	2.94%	263,749
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	15.154548	15.841940	4.54%	23,645
2013	13.265126	15.154548	14.24%	27,668
2012	11.932641	13.265126	11.17%	28,042
2011	12.395911	11.932641	-3.74%	28,701
2010	10.981394	12.395911	12.88%	30,746
2009	8.610314	10.981394	27.54%	39,701
2008	12.227478	8.610314	-29.58%	55,215
2007	10.718860	12.227478	14.07%	65,693
2006	10.100610	10.718860	6.12%	62,485
2005	9.825739	10.100610	2.80%	70,708

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	17.274800	18.094618	4.75%	19,555
2013	14.255956	17.274800	21.18%	26,038
2012	12.479183	14.255956	14.24%	35,334
2011	13.440622	12.479183	-7.15%	43,346
2010	11.680069	13.440622	15.07%	54,556
2009	8.880327	11.680069	31.53%	59,922
2008	13.982048	8.880327	-36.49%	69,006
2007	11.875443	13.982048	17.74%	86,538
2006	11.220533	11.875443	5.84%	115,854
2005	10.914085	11.220533	2.81%	160,692
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	13.197593	13.798188	4.55%	17,277
2013	10.913573	13.197593	20.93%	17,981
2012	9.571829	10.913573	14.02%	18,404
2011	10.330835	9.571829	-7.35%	20,514
2010	8.989413	10.330835	14.92%	24,883
2009	6.854201	8.989413	31.15%	32,052
2008	10.802711	6.854201	-36.55%	37,592
2007	9.196192	10.802711	17.47%	61,574
2006	8.699189	9.196192	5.71%	48,474
2005	8.480063	8.699189	2.58%	50,366
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	19.928857	21.731456	9.05%	68,241
2013	16.836928	19.928857	18.36%	79,511
2012	14.787659	16.836928	13.86%	94,876
2011	15.515456	14.787659	-4.69%	117,927
2010	13.276017	15.515456	16.87%	161,995
2009	9.687491	13.276017	37.04%	204,492
2008	14.823977	9.687491	-34.65%	228,580
2007	13.743893	14.823977	7.86%	333,104
2006	12.428712	13.743893	10.58%	390,536
2005	11.881112	12.428712	4.61%	593,900
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.923246	18.441867	8.97%	16,984
2013	14.323585	16.923246	18.15%	18,788
2012	12.594695	14.323585	13.73%	28,380
2011	13.221071	12.594695	-4.74%	32,391
2010	11.335109	13.221071	16.64%	53,546
2009	8.273288	11.335109	37.01%	64,128
2008	12.684095	8.273288	-34.77%	87,863
2007	11.779311	12.684095	7.68%	135,397
2006	10.665568	11.779311	10.44%	139,832
2005	10.203676	10.665568	4.53%	141,068

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.877955	16.340684	9.83%	11,602
2013	10.853827	14.877955	37.08%	12,666
2012	8.937704	10.853827	21.44%	14,269
2011	9.272186	8.937704	-3.61%	14,721
2010	7.928775	9.272186	16.94%	18,442
2009	5.889554	7.928775	34.62%	25,033
2008	10.110334	5.889554	-41.75%	32,262
2007	9.546663	10.110334	5.90%	36,572
2006	8.454825	9.546663	12.91%	47,617
2005	7.055437	8.454825	19.83%	46,647
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
2007	9.454587	9.994478	5.71%	88,537
2006	8.386446	9.454587	12.74%	79,659
2005	7.016003	8.386446	19.53%	89,303
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
2007	16.645426	16.720156	0.45%	623,959
2006	13.994543	16.645426	18.94%	838,535
2005	13.359203	13.994543	4.76%	1,165,130
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
2007	14.765380	14.810452	0.31%	656,471
2006	12.429524	14.765380	18.79%	734,327
2005	11.886287	12.429524	4.57%	786,437

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	20.763266	22.702121	9.34%	137,050
2013	15.706880	20.763266	32.19%	147,278
2012	13.393309	15.706880	17.27%	165,999
2011	13.311898	13.393309	0.61%	198,075
2010	11.720919	13.311898	13.57%	238,888
2009	9.305806	11.720919	25.95%	295,894
2008	16.135980	9.305806	-42.33%	351,644
2007	14.545949	16.135980	10.93%	436,009
2006	12.994400	14.545949	11.94%	590,158
2005	12.200303	12.994400	6.51%	901,347
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
2007	11.086398	12.282570	10.79%	268,753
2006	9.917472	11.086398	11.79%	252,838
2005	9.322472	9.917472	6.38%	302,865
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	20.726647	22.826653	10.13%	220,706
2013	15.363312	20.726647	34.91%	249,210
2012	13.541366	15.363312	13.45%	255,955
2011	13.651692	13.541366	-0.81%	304,027
2010	11.109889	13.651692	22.88%	381,973
2009	8.752739	11.109889	26.93%	455,712
2008	16.747197	8.752739	-47.74%	515,417
2007	13.327515	16.747197	25.66%	648,958
2006	12.606342	13.327515	5.72%	900,240
2005	12.043664	12.606342	4.67%	1,392,430
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
2007	7.044335	8.837119	25.45%	834,003
2006	6.673130	7.044335	5.56%	843,820
2005	6.385591	6.673130	4.50%	1,045,695

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.281017	15.298493	0.11%	120,068
2013	14.571681	15.281017	4.87%	134,863
2012	12.882932	14.571681	13.11%	145,390
2011	12.514908	12.882932	2.94%	172,288
2010	11.103919	12.514908	12.71%	210,423
2009	7.797205	11.103919	42.41%	253,784
2008	10.504908	7.797205	-25.78%	298,047
2007	10.331749	10.504908	1.68%	400,424
2006	9.381882	10.331749	10.12%	549,557
2005	9.238518	9.381882	1.55%	930,518
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
2007	10.887295	11.057436	1.56%	225,645
2006	9.899993	10.887295	9.97%	305,679
2005	9.768796	9.899993	1.34%	324,629
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	20.597463	23.170406	12.49%	250,538
2013	15.724759	20.597463	30.99%	283,010
2012	13.696126	15.724759	14.81%	386,201
2011	13.550928	13.696126	1.07%	472,511
2010	11.893972	13.550928	13.93%	532,432
2009	9.484550	11.893972	25.40%	629,939
2008	15.198970	9.484550	-37.60%	750,481
2007	14.553901	15.198970	4.43%	922,127
2006	12.696132	14.553901	14.63%	1,129,824
2005	12.227709	12.696132	3.83%	1,548,199
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	20.107393	21.077045	4.82%	120,570
2013	20.667625	20.107393	-2.71%	135,660
2012	19.704129	20.667625	4.89%	166,922
2011	18.533414	19.704129	6.32%	194,977
2010	17.356501	18.533414	6.78%	267,049
2009	15.142153	17.356501	14.62%	299,932
2008	15.800825	15.142153	-4.17%	362,007
2007	15.288575	15.800825	3.35%	435,210
2006	14.791523	15.288575	3.36%	533,999
2005	14.612721	14.791523	1.22%	873,622

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	60.135739	63.255271	5.19%	69,831
2013	44.620934	60.135739	34.77%	76,241
2012	39.259010	44.620934	13.66%	77,335
2011	44.392274	39.259010	-11.56%	84,806
2010	34.822634	44.392274	27.48%	100,835
2009	25.109155	34.822634	38.69%	128,518
2008	41.907166	25.109155	-40.08%	147,761
2007	36.637278	41.907166	14.38%	192,235
2006	32.851594	36.637278	11.52%	258,138
2005	28.058024	32.851594	17.08%	371,218
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
2007	20.950870	23.933598	14.24%	572,625
2006	18.817342	20.950870	11.34%	586,921
2005	16.097219	18.817342	16.90%	654,793
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.947862	12.826137	-0.94%	83,968
2013	13.068246	12.947862	-0.92%	134,173
2012	13.176009	13.068246	-0.82%	212,963
2011	13.287525	13.176009	-0.84%	214,691
2010	13.382447	13.287525	-0.71%	227,471
2009	13.414096	13.382447	-0.24%	231,207
2008	13.144676	13.414096	2.05%	261,731
2007	12.617804	13.144676	4.18%	237,432
2006	12.144529	12.617804	3.90%	309,593
2005	11.898561	12.144529	2.07%	456,269
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.478515	16.809297	-9.03%	59,251
2013	14.309076	18.478515	29.14%	62,240
2012	11.984794	14.309076	19.39%	72,235
2011	14.617902	11.984794	-18.01%	90,022
2010	13.061075	14.617902	11.92%	112,397
2009	10.429094	13.061075	25.24%	124,544
2008	18.757073	10.429094	-44.40%	145,454
2007	16.157718	18.757073	16.09%	226,876
2006	13.830162	16.157718	16.83%	309,179
2005	11.735924	13.830162	17.84%	401,941

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
2007	11.279661	13.077072	15.93%	207,045
2006	9.669103	11.279661	16.66%	199,202
2005	8.218017	9.669103	17.66%	227,844
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	18.185510	20.049208	10.25%	8,418
2013	13.878257	18.185510	31.04%	8,589
2012	11.598910	13.878257	19.65%	9,117
2011	12.016300	11.598910	-3.47%	9,455
2010	10.304295	12.016300	16.61%	14,095
2009	7.308412	10.304295	40.99%	16,642
2008	13.799636	7.308412	-47.04%	18,663
2007	13.660429	13.799636	1.02%	22,690
2006	12.038700	13.660429	13.47%	24,676
2005	11.456949	12.038700	5.08%	40,674
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.843013	19.636335	10.05%	4,137
2013	13.628294	17.843013	30.93%	4,596
2012	11.413859	13.628294	19.40%	6,113
2011	11.840221	11.413859	-3.60%	7,750
2010	10.172002	11.840221	16.40%	12,695
2009	7.226735	10.172002	40.76%	16,932
2008	13.663746	7.226735	-47.11%	13,091
2007	13.543522	13.663746	0.89%	16,161
2006	11.951119	13.543522	13.32%	16,771
2005	11.400022	11.951119	4.83%	17,572
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	23.749369	25.098058	5.68%	3,448
2013	18.380961	23.749369	29.21%	5,904
2012	14.600683	18.380961	25.89%	5,926
2011	16.171310	14.600683	-9.71%	8,006
2010	12.910819	16.171310	25.25%	9,861
2009	8.281396	12.910819	55.90%	8,503
2008	17.124581	8.281396	-51.64%	4,944
2007	16.372880	17.124581	4.59%	5,187
2006	14.225356	16.372880	15.10%	5,792
2005	14.003683	14.225356	1.58%	5,406

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
2007	15.385653	16.067871	4.43%	75,039
2006	13.389417	15.385653	14.91%	85,234
2005	13.197226	13.389417	1.46%	99,801
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	21.415918	23.122840	7.97%	9,759
2013	16.625133	21.415918	28.82%	10,866
2012	14.963121	16.625133	11.11%	17,947
2011	14.211959	14.963121	5.29%	18,664
2010	11.863902	14.211959	19.79%	25,238
2009	10.178756	11.863902	16.56%	39,317
2008	14.066365	10.178756	-27.64%	41,643
2007	14.553345	14.066365	-3.35%	53,895
2006	12.511921	14.553345	16.32%	60,937
2005	12.182959	12.511921	2.70%	55,688
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	20.049744	17.697243	-11.73%	621
2013	16.420393	20.049744	22.10%	763
2012	13.978713	16.420393	17.47%	1,162
2011	15.758464	13.978713	-11.29%	2,697
2010	14.639518	15.758464	7.64%	3,045
2009	10.761438	14.639518	36.04%	4,271
2008	18.179137	10.761438	-40.80%	5,198
2007	15.851673	18.179137	14.68%	7,088
2006	13.150041	15.851673	20.54%	7,450
2005	12.016903	13.150041	9.43%	7,516

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
2007	10.103560	11.672599	15.53%	53,039
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
2007	14.406434	13.936612	-3.26%	257,596
2006	12.533288	14.406434	14.95%	275,958
2005	12.153669	12.533288	3.12%	324,377
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.842096	16.969861	7.12%	893
2013	12.374558	15.842096	28.02%	4,384
2012	10.970568	12.374558	12.80%	4,491
2011	11.082583	10.970568	-1.01%	6,452
2010	10.212931	11.082583	8.52%	8,864
2009	8.036678	10.212931	27.08%	19,540
2008	11.614729	8.036678	-30.81%	19,849
2007	10.846373	11.614729	7.08%	24,283
2006*	10.000000	10.846373	8.46%	25,981
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
2007	10.829258	11.570885	6.85%	32,562
2006*	10.000000	10.829258	8.29%	39,136

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
2007	19.674838	22.302281	13.35%	14,195
2006	15.532428	19.674838	26.67%	31,715
2005	13.322530	15.532428	16.59%	39,656
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.913072	21.632927	3.44%	212
2013	16.390720	20.913072	27.59%	642
2012	14.914403	16.390720	9.90%	1,454
2011	16.082935	14.914403	-7.27%	2,563
2010	14.229016	16.082935	13.03%	4,670
2009	11.032359	14.229016	28.98%	17,931
2008	15.582254	11.032359	-29.20%	19,299
2007	14.361144	15.582254	8.50%	19,733
2006	13.033296	14.361144	10.19%	20,562
2005	12.226742	13.033296	6.60%	21,659
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.251352	14.180368	7.01%	230
2013	9.764220	13.251352	35.71%	247
2012*	10.000000	9.764220	-2.36%	261
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.210982	14.092006	6.67%	1,513
2013	9.763789	13.210982	35.31%	1,555
2012*	10.000000	9.763789	-2.36%	1,729
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.475673	-5.24%	593

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
2007	10.072625	10.925111	8.46%	111,473
2006	9.940634	10.072625	1.33%	117,990
2005	9.756927	9.940634	1.88%	125,959
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
2007	11.712413	11.861661	1.27%	46,480
2006	10.470560	11.712413	11.86%	54,998
2005	10.064359	10.470560	4.04%	57,792
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
2007	15.177499	16.174050	6.57%	92,168
2006	12.715305	15.177499	19.36%	110,967
2005	12.057193	12.715305	5.46%	85,653
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
2007	10.490389	11.028289	5.13%	112,627
2006*	10.000000	10.490389	4.90%	41,126
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
2007	10.472392	10.681685	2.00%	45,697
2006*	10.000000	10.472392	4.72%	25,257
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
2007	10.773700	12.203617	13.27%	96,410
2006*	10.000000	10.773700	7.74%	58,243
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
2007	10.299018	11.414370	10.83%	93,099
2006*	10.000000	10.299018	2.99%	72,670

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
2007*	10.000000	9.829384	-1.71%	10,096
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.868689	-1.31%	1,304
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.252451	15.613840	9.55%	0
2013	10.369312	14.252451	37.45%	0
2012	9.389325	10.369312	10.44%	0
2011	9.790510	9.389325	-4.10%	389
2010	7.998316	9.790510	22.41%	0
2009	6.139089	7.998316	30.29%	0
2008*	10.000000	6.139089	-38.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
2007	27.820890	40.007826	43.80%	18,795
2006	20.604451	27.820890	35.02%	23,620
2005	15.719356	20.604451	31.08%	28,141

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
2007	15.191829	15.943260	4.95%	154,507
2006	13.123442	15.191829	15.76%	171,067
2005	12.275351	13.123442	6.91%	170,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
2007	11.870213	12.389492	4.37%	351,850
2006	11.287964	11.870213	5.16%	404,188
2005	11.031157	11.287964	2.33%	435,872
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
2007	13.499293	14.127045	4.65%	1,518,650
2006	12.238931	13.499293	10.30%	1,578,823
2005	11.729170	12.238931	4.35%	1,638,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
2007	14.511127	15.256486	5.14%	846,841
2006	12.790155	14.511127	13.46%	952,077
2005	12.059615	12.790155	6.06%	973,565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
2007	12.717148	13.333711	4.85%	488,379
2006	11.841418	12.717148	7.40%	568,477
2005	11.441430	11.841418	3.50%	585,712

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.557023	23.231190	7.77%	17,262
2013	15.920407	21.557023	35.40%	21,975
2012	13.542915	15.920407	17.56%	29,869
2011	13.984922	13.542915	-3.16%	57,902
2010	12.977046	13.984922	7.77%	74,238
2009*	10.000000	12.977046	29.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.800905	27.963257	8.38%	2,616
2013	19.578121	25.800905	31.78%	2,730
2012	16.826274	19.578121	16.35%	3,871
2011	17.430797	16.826274	-3.47%	7,062
2010	13.944249	17.430797	25.00%	12,986
2009	10.294265	13.944249	35.46%	15,837
2008	16.357647	10.294265	-37.07%	18,732
2007	15.354645	16.357647	6.53%	19,794
2006	14.106476	15.354645	8.85%	21,029
2005	12.704322	14.106476	11.04%	17,143
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
2007	14.509470	15.430272	6.35%	106,035
2006	13.347834	14.509470	8.70%	128,881
2005	12.042686	13.347834	10.84%	146,433
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.048485	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.031956	-9.68%	21,259
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
2007	11.625508	12.608381	8.45%	59,527
2006	11.396465	11.625508	2.01%	63,778
2005	10.679382	11.396465	6.71%	89,422
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.926637	26.423570	6.01%	538
2013	17.924191	24.926637	39.07%	618
2012	15.024668	17.924191	19.30%	901
2011	15.978661	15.024668	-5.97%	1,309
2010	12.741890	15.978661	25.40%	1,591
2009	10.192192	12.741890	25.02%	2,080
2008	15.166399	10.192192	-32.80%	1,371
2007	16.446516	15.166399	-7.78%	5,126
2006	14.155783	16.446516	16.18%	6,874
2005	13.865110	14.155783	2.10%	3,964
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
2007	15.126092	13.898601	-8.12%	105,079
2006	13.041148	15.126092	15.99%	113,183
2005	12.809612	13.041148	1.81%	124,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	25.648656	25.612084	-0.14%	5,540
2013	18.377099	25.648656	39.57%	5,597
2012	16.063510	18.377099	14.40%	6,233
2011	17.171834	16.063510	-6.45%	7,290
2010	13.833774	17.171834	24.13%	10,285
2009	10.368409	13.833774	33.42%	12,230
2008	16.935470	10.368409	-38.78%	14,101
2007	16.741828	16.935470	1.16%	15,305
2006	15.085855	16.741828	10.98%	13,753
2005	13.559942	15.085855	11.25%	11,979

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
2007	17.006039	17.162738	0.92%	80,074
2006	15.363206	17.006039	10.69%	90,552
2005	13.847590	15.363206	10.94%	127,921
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
2007	10.694568	11.428524	6.86%	1,302
2006*	10.000000	10.694568	6.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
2007	13.484384	14.372410	6.59%	3,703
2006	11.972775	13.484384	12.63%	8,088
2005	11.311637	11.972775	5.84%	7,841
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.863814	24.178931	1.32%	3,346
2013	18.924842	23.863814	26.10%	138
2012	15.756216	18.924842	20.11%	941
2011	17.344963	15.756216	-9.16%	1,374
2010	15.100440	17.344963	14.86%	2,719
2009	10.907250	15.100440	38.44%	20,257
2008	18.411161	10.907250	-40.76%	21,166
2007	17.483880	18.411161	5.30%	23,159
2006	14.997718	17.483880	16.58%	24,728
2005	13.245945	14.997718	13.22%	24,752
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
2007	17.303838	18.180788	5.07%	80,551
2006	14.884807	17.303838	16.25%	95,002
2005	13.174791	14.884807	12.98%	115,827
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.052187	10.239328	1.86%	4,815
2013	10.162036	10.052187	-1.08%	6,395
2012*	10.000000	10.162036	1.62%	8,902

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
2007	14.143082	15.346048	8.51%	300,101
2006	13.315193	14.143082	6.22%	288,301
2005	13.117366	13.315193	1.51%	310,872
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.055435	-9.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
2007	13.186200	13.602458	3.16%	236,619
2006	11.600312	13.186200	13.67%	262,718
2005	11.075463	11.600312	4.74%	287,820
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	27.763020	30.780901	10.87%	2,044
2013	19.876628	27.763020	39.68%	2,719
2012	17.008379	19.876628	16.86%	4,747
2011	17.559654	17.008379	-3.14%	8,211
2010	14.365542	17.559654	22.23%	9,632
2009	10.571273	14.365542	35.89%	13,070
2008	17.166935	10.571273	-38.42%	16,136
2007	17.544733	17.166935	-2.15%	17,210
2006	15.402516	17.544733	13.91%	25,661
2005	14.146394	15.402516	8.88%	23,708
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.574014	17.223910	10.59%	3,323
2013	11.181199	15.574014	39.29%	1,759
2012	9.593503	11.181199	16.55%	1,412
2011	9.921756	9.593503	-3.31%	4,766
2010	8.140079	9.921756	21.89%	4,718
2009	6.003779	8.140079	35.58%	11,068
2008	9.777095	6.003779	-38.59%	9,538
2007	10.010722	9.777095	-2.33%	10,608
2006*	10.000000	10.010722	0.11%	10,625

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.724011	-2.76%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	20.049258	21.990217	9.68%	2,014
2013	14.918856	20.049258	34.39%	2,293
2012	12.642793	14.918856	18.00%	3,403
2011	13.385041	12.642793	-5.55%	4,312
2010	11.814662	13.385041	13.29%	4,610
2009	9.188654	11.814662	28.58%	4,372
2008	15.132828	9.188654	-39.28%	6,042
2007	16.260721	15.132828	-6.94%	7,175
2006	14.162819	16.260721	14.81%	10,818
2005	13.587876	14.162819	4.23%	10,261
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
2007	16.754107	17.982504	7.33%	2,055
2006	13.243369	16.754107	26.51%	2,852
2005	11.916494	13.243369	11.13%	4,358

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	22.710119	23.266849	2.45%	1,130
2013	16.423100	22.710119	38.28%	1,318
2012	14.112983	16.423100	16.37%	2,412
2011	14.954891	14.112983	-5.63%	3,221
2010	11.984274	14.954891	24.79%	3,484
2009	9.198656	11.984274	30.28%	4,887
2008	15.315331	9.198656	-39.94%	5,411
2007	17.716461	15.315331	-13.55%	4,888
2006	15.248670	17.716461	16.18%	6,214
2005	14.383134	15.248670	6.02%	7,151
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.203853	20.870494	8.68%	4,374
2013	13.489597	19.203853	42.36%	5,078
2012	11.922870	13.489597	13.14%	7,766
2011	14.652245	11.922870	-18.63%	14,625
2010	12.245799	14.652245	19.65%	11,367
2009	7.543334	12.245799	62.34%	12,002
2008	12.094666	7.543334	-37.63%	11,364
2007	11.572461	12.094666	4.51%	13,738
2006	11.080846	11.572461	4.44%	14,708
2005	10.584298	11.080846	4.69%	16,170
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	13.024147	13.876375	6.54%	10,158
2013	13.225790	13.024147	-1.52%	8,384
2012	12.228754	13.225790	8.15%	9,836
2011	11.712833	12.228754	4.40%	13,889
2010	11.066201	11.712833	5.84%	14,823
2009	10.214199	11.066201	8.34%	30,418
2008	11.516253	10.214199	-11.31%	64,404
2007	11.050657	11.516253	4.21%	64,187
2006	10.772749	11.050657	2.58%	50,678
2005	10.464138	10.772749	2.95%	61,689
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	18.344255	19.848014	8.20%	3,263
2013	13.767114	18.344255	33.25%	5,989
2012	11.861110	13.767114	16.07%	6,464
2011	11.295032	11.861110	5.01%	5,980
2010	10.114523	11.295032	11.67%	6,016
2009	8.489217	10.114523	19.15%	6,804
2008	14.459102	8.489217	-41.29%	7,833
2007	13.928970	14.459102	3.81%	14,023
2006	12.026670	13.928970	15.82%	17,637
2005	11.614036	12.026670	3.55%	24,197
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.648074	17.268847	-7.40%	805
2013	15.347924	18.648074	21.50%	805
2012	13.576253	15.347924	13.05%	805
2011	17.021868	13.576253	-20.24%	805
2010	16.484950	17.021868	3.26%	805
2009	12.393330	16.484950	33.01%	6,041
2008	26.796769	12.393330	-53.75%	6,172
2007	25.637736	26.796769	4.52%	10,525
2006	19.165335	25.637736	33.77%	14,268
2005	16.613743	19.165335	15.36%	23,638
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	16.092604	18.136593	12.70%	0
2013	11.865151	16.092604	35.63%	0
2012	10.321212	11.865151	14.96%	1,483
2011	10.777986	10.321212	-4.71%	1,397
2010	9.912286	10.777986	8.73%	2,043
2009	7.302708	9.912286	35.73%	1,998
2008	12.257665	7.302708	-40.42%	2,029
2007	10.898428	12.257665	12.47%	9,703
2006	11.079230	10.898428	-1.63%	5,957
2005	9.744454	11.079230	13.70%	6,961
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.120678	31.408588	7.86%	6,449
2013	21.371530	29.120678	36.26%	8,097
2012	18.222380	21.371530	17.28%	8,975
2011	20.142777	18.222380	-9.53%	9,646
2010	16.072534	20.142777	25.32%	14,826
2009	11.380298	16.072534	41.23%	19,314
2008	17.890945	11.380298	-36.39%	26,221
2007	17.800734	17.890945	0.51%	28,588
2006	15.744122	17.800734	13.06%	34,989
2005	14.913754	15.744122	5.57%	71,142

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.463001	15.604181	0.91%	8,742
2013	13.651231	15.463001	13.27%	9,032
2012	12.539643	13.651231	8.86%	18,767
2011	13.144517	12.539643	-4.60%	22,869
2010	12.096493	13.144517	8.66%	12,436
2009*	10.000000	12.096493	20.96%	5,170
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.911642	9.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.777630	27.867557	4.07%	0
2013	19.221901	26.777630	39.31%	0
2012	16.775727	19.221901	14.58%	0
2011	16.849996	16.775727	-0.44%	0
2010	13.526570	16.849996	24.57%	0
2009	10.928234	13.526570	23.78%	0
2008	15.978244	10.928234	-31.61%	0
2007	16.246906	15.978244	-1.65%	0
2006	14.343514	16.246906	13.27%	0
2005	13.510737	14.343514	6.16%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.786269	19.977224	12.32%	0
2013	13.373043	17.786269	33.00%	0
2012	12.063804	13.373043	10.85%	0
2011	12.076572	12.063804	-0.11%	0
2010	10.624402	12.076572	13.67%	0
2009	8.023382	10.624402	32.42%	0
2008	12.359134	8.023382	-35.08%	0
2007	11.582866	12.359134	6.70%	0
2006	10.713800	11.582866	8.11%	0
2005	10.444101	10.713800	2.58%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.475824	21.869432	12.29%	0
2013	14.900277	19.475824	30.71%	0
2012	13.004516	14.900277	14.58%	0
2011	12.893517	13.004516	0.86%	0
2010	11.340888	12.893517	13.69%	0
2009	9.067562	11.340888	25.07%	0
2008	14.571301	9.067562	-37.77%	0
2007	13.984366	14.571301	4.20%	0
2006	12.229849	13.984366	14.35%	0
2005	11.799454	12.229849	3.65%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.432260	23.998348	11.97%	758
2013	16.437233	21.432260	30.39%	816
2012	14.378653	16.437233	14.32%	2,699
2011	14.292008	14.378653	0.61%	816
2010	12.604071	14.292008	13.39%	1,683
2009	10.100675	12.604071	24.78%	2,833
2008	16.277754	10.100675	-37.95%	3,085
2007	15.661346	16.277754	3.94%	3,738
2006	13.731142	15.661346	14.06%	13,953
2005	13.280640	13.731142	3.39%	24,668
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.932141	-0.68%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	23.026457	23.347993	1.40%	6,400
2013	21.792580	23.026457	5.66%	14,871
2012	19.258144	21.792580	13.16%	14,833
2011	18.539600	19.258144	3.88%	15,899
2010	16.372039	18.539600	13.24%	17,405
2009	10.845850	16.372039	50.95%	22,812
2008	14.823721	10.845850	-26.83%	15,958
2007	14.512010	14.823721	2.15%	11,411
2006	13.257255	14.512010	9.46%	22,139
2005	13.093386	13.257255	1.25%	36,719
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.606773	13.291453	-2.32%	2,543
2013	11.836825	13.606773	14.95%	3,572
2012	10.867053	11.836825	8.92%	4,605
2011	11.616534	10.867053	-6.45%	5,190
2010	10.383188	11.616534	11.88%	5,658
2009	9.259688	10.383188	12.13%	986
2008	13.298639	9.259688	-30.37%	1,528
2007	12.252389	13.298639	8.54%	2,217
2006	10.688902	12.252389	14.63%	7,367
2005	10.616590	10.688902	0.68%	13,596
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.721566	16.154730	2.76%	0
2013	15.717692	15.721566	0.02%	0
2012	14.470064	15.717692	8.62%	0
2011	14.291075	14.470064	1.25%	0
2010	13.303989	14.291075	7.42%	0
2009	11.158186	13.303989	19.23%	0
2008	12.156884	11.158186	-8.22%	0
2007	11.652987	12.156884	4.32%	0
2006	11.300917	11.652987	3.12%	0
2005	11.268552	11.300917	0.29%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.444773	15.827452	2.48%	62,571
2013	15.484564	15.444773	-0.26%	58,974
2012	14.291345	15.484564	8.35%	59,714
2011	14.153612	14.291345	0.97%	63,009
2010	13.203079	14.153612	7.20%	51,120
2009	11.099298	13.203079	18.95%	50,819
2008	12.127383	11.099298	-8.48%	47,899
2007	11.651638	12.127383	4.08%	51,607
2006	11.325108	11.651638	2.88%	67,613
2005	11.327386	11.325108	-0.02%	67,431
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	18.755826	19.623978	4.63%	24,628
2013	16.398247	18.755826	14.38%	26,995
2012	14.733536	16.398247	11.30%	32,110
2011	15.293162	14.733536	-3.66%	45,418
2010	13.533738	15.293162	13.00%	43,908
2009	10.602131	13.533738	27.65%	53,626
2008	15.045472	10.602131	-29.53%	64,017
2007	13.174852	15.045472	14.20%	85,314
2006	12.409695	13.174852	6.17%	99,768
2005	12.060950	12.409695	2.89%	137,372
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	15.050377	15.725095	4.48%	14,224
2013	13.180596	15.050377	14.19%	16,544
2012	11.862605	13.180596	11.11%	27,001
2011	12.329366	11.862605	-3.79%	31,324
2010	10.927955	12.329366	12.82%	34,029
2009	8.572729	10.927955	27.47%	40,220
2008	12.180265	8.572729	-29.62%	37,944
2007	10.682891	12.180265	14.02%	43,664
2006	10.071792	10.682891	6.07%	47,748
2005	9.802626	10.071792	2.75%	52,008
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	17.136832	17.941041	4.69%	18,290
2013	14.149232	17.136832	21.11%	19,131
2012	12.392029	14.149232	14.18%	45,013
2011	13.353474	12.392029	-7.20%	51,404
2010	11.610197	13.353474	15.02%	61,706
2009	8.831651	11.610197	31.46%	65,522
2008	13.912450	8.831651	-36.52%	75,963
2007	11.822336	13.912450	17.68%	87,547
2006	11.175978	11.822336	5.78%	101,584
2005	10.876212	11.175978	2.76%	131,130

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	13.106856	13.696411	4.50%	11,394
2013	10.844001	13.106856	20.87%	12,557
2012	9.515618	10.844001	13.96%	14,118
2011	10.275341	9.515618	-7.39%	17,997
2010	8.945644	10.275341	14.86%	18,818
2009	6.824261	8.945644	31.09%	19,106
2008	10.760962	6.824261	-36.58%	20,256
2007	9.165309	10.760962	17.41%	33,665
2006	8.674333	9.165309	5.66%	4,675
2005	8.460096	8.674333	2.53%	5,734
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	19.769607	21.546925	8.99%	40,744
2013	16.710819	19.769607	18.30%	58,394
2012	14.684320	16.710819	13.80%	80,077
2011	15.414793	14.684320	-4.74%	101,281
2010	13.196548	15.414793	16.81%	116,483
2009	9.634359	13.196548	36.97%	144,618
2008	14.750153	9.634359	-34.68%	152,542
2007	13.682391	14.750153	7.80%	198,646
2006	12.379332	13.682391	10.53%	308,881
2005	11.839862	12.379332	4.56%	461,777
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.806857	18.305788	8.92%	25,534
2013	14.232259	16.806857	18.09%	28,614
2012	12.520725	14.232259	13.67%	33,340
2011	13.150059	12.520725	-4.79%	38,503
2010	11.279927	13.150059	16.58%	43,331
2009	8.237160	11.279927	36.94%	59,219
2008	12.635094	8.237160	-34.81%	58,204
2007	11.739753	12.635094	7.63%	103,367
2006	10.635105	11.739753	10.39%	80,371
2005	10.179653	10.635105	4.47%	85,189
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.778743	16.223519	9.78%	560
2013	10.786885	14.778743	37.01%	564
2012	8.887072	10.786885	21.38%	600
2011	9.224306	8.887072	-3.66%	610
2010	7.891810	9.224306	16.88%	610
2009	5.865059	7.891810	34.56%	716
2008	10.073376	5.865059	-41.78%	760
2007	9.516600	10.073376	5.85%	4,582
2006	8.432441	9.516600	12.86%	18,795
2005	7.040292	8.432441	19.77%	17,305

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.477180	15.860169	9.55%	6,692
2013	10.577239	14.477180	36.87%	7,365
2012	8.739887	10.577239	21.02%	9,941
2011	9.079295	8.739887	-3.74%	10,872
2010	7.772932	9.079295	16.81%	12,767
2009	5.782118	7.772932	34.43%	16,384
2008	9.957974	5.782118	-41.93%	22,583
2007	9.424838	9.957974	5.66%	38,404
2006	8.364265	9.424838	12.68%	8,337
2005	7.000963	8.364265	19.47%	9,412
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.319974	21.856202	7.56%	79,143
2013	16.033788	20.319974	26.73%	93,161
2012	13.820665	16.033788	16.01%	119,233
2011	13.841102	13.820665	-0.15%	152,435
2010	12.147946	13.841102	13.94%	183,463
2009	9.436690	12.147946	28.73%	210,759
2008	16.636879	9.436690	-43.28%	245,654
2007	16.570936	16.636879	0.40%	341,740
2006	13.938941	16.570936	18.88%	555,158
2005	13.312813	13.938941	4.70%	842,054
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.856070	19.176489	7.39%	39,639
2013	14.109956	17.856070	26.55%	42,373
2012	12.176154	14.109956	15.88%	50,873
2011	12.218865	12.176154	-0.35%	70,797
2010	10.740099	12.218865	13.77%	91,192
2009	8.352525	10.740099	28.59%	110,208
2008	14.753209	8.352525	-43.39%	119,450
2007	14.715776	14.753209	0.25%	141,624
2006	12.394009	14.715776	18.73%	107,676
2005	11.858305	12.394009	4.52%	121,120
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	20.597286	22.509272	9.28%	89,624
2013	15.589187	20.597286	32.13%	119,151
2012	13.299672	15.589187	17.21%	152,706
2011	13.225489	13.299672	0.56%	175,556
2010	11.650722	13.225489	13.52%	204,796
2009	9.254740	11.650722	25.89%	249,796
2008	16.055564	9.254740	-42.36%	285,570
2007	14.480802	16.055564	10.87%	388,087
2006	12.942716	14.480802	11.88%	589,577
2005	12.157895	12.942716	6.46%	956,329

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.551200	16.970265	9.13%	27,197
2013	11.788643	15.551200	31.92%	27,914
2012	10.070411	11.788643	17.06%	33,622
2011	10.035555	10.070411	0.35%	52,379
2010	8.849505	10.035555	13.40%	62,271
2009	7.037639	8.849505	25.75%	79,509
2008	12.235108	7.037639	-42.48%	90,498
2007	11.049165	12.235108	10.73%	148,600
2006	9.889149	11.049165	11.73%	103,756
2005	9.300525	9.889149	6.33%	132,480
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	20.561059	22.632861	10.08%	133,495
2013	15.248257	20.561059	34.84%	159,322
2012	13.446762	15.248257	13.40%	315,617
2011	13.563151	13.446762	-0.86%	355,467
2010	11.043394	13.563151	22.82%	404,209
2009	8.704730	11.043394	26.87%	455,928
2008	16.663772	8.704730	-47.76%	511,800
2007	13.267853	16.663772	25.60%	622,803
2006	12.556233	13.267853	5.67%	859,096
2005	12.001831	12.556233	4.62%	1,222,768
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.765668	11.831779	9.90%	82,714
2013	7.995843	10.765668	34.64%	94,552
2012	7.059981	7.995843	13.26%	115,864
2011	7.133469	7.059981	-1.03%	154,643
2010	5.817355	7.133469	22.62%	183,576
2009	4.591973	5.817355	26.69%	215,044
2008	8.802968	4.591973	-47.84%	244,290
2007	7.020668	8.802968	25.39%	406,434
2006	6.654060	7.020668	5.51%	262,371
2005	6.370553	6.654060	4.45%	330,483
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.158890	15.168561	0.06%	60,356
2013	14.462502	15.158890	4.82%	71,396
2012	12.792871	14.462502	13.05%	89,560
2011	12.433684	12.792871	2.89%	115,157
2010	11.037422	12.433684	12.65%	133,774
2009	7.754420	11.037422	42.34%	172,721
2008	10.452551	7.754420	-25.81%	207,660
2007	10.285472	10.452551	1.62%	301,691
2006	9.344570	10.285472	10.07%	452,083
2005	9.206415	9.344570	1.50%	691,483

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.817352	15.800780	-0.10%	15,180
2013	15.115813	15.817352	4.64%	16,805
2012	13.397108	15.115813	12.83%	19,649
2011	13.047312	13.397108	2.68%	30,558
2010	11.593895	13.047312	12.54%	37,363
2009	8.163039	11.593895	42.03%	45,163
2008	11.014746	8.163039	-25.89%	55,788
2007	10.850766	11.014746	1.51%	114,583
2006	9.871739	10.850766	9.92%	103,570
2005	9.745828	9.871739	1.29%	120,594
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	20.432836	22.973606	12.43%	165,406
2013	15.606958	20.432836	30.92%	182,261
2012	13.600397	15.606958	14.75%	235,179
2011	13.462997	13.600397	1.02%	260,908
2010	11.822758	13.462997	13.87%	308,853
2009	9.432527	11.822758	25.34%	347,386
2008	15.123258	9.432527	-37.63%	419,035
2007	14.488754	15.123258	4.38%	517,912
2006	12.645665	14.488754	14.57%	668,707
2005	12.185244	12.645665	3.78%	1,001,477
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	19.946718	20.898066	4.77%	71,909
2013	20.512837	19.946718	-2.76%	81,597
2012	19.566444	20.512837	4.84%	101,204
2011	18.413189	19.566444	6.26%	116,166
2010	17.252619	18.413189	6.73%	137,327
2009	15.059121	17.252619	14.57%	153,191
2008	15.722123	15.059121	-4.22%	167,403
2007	15.220135	15.722123	3.30%	250,463
2006	14.732728	15.220135	3.31%	340,585
2005	14.561967	14.732728	1.17%	540,980
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	59.682938	62.747286	5.13%	28,989
2013	44.307304	59.682938	34.70%	33,283
2012	39.002798	44.307304	13.60%	42,338
2011	44.124793	39.002798	-11.61%	53,373
2010	34.630262	44.124793	27.42%	76,954
2009	24.983048	34.630262	38.62%	81,789
2008	41.717803	24.983048	-40.11%	89,544
2007	36.490251	41.717803	14.33%	137,599
2006	32.736242	36.490251	11.47%	186,490
2005	27.973574	32.736242	17.03%	294,043

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.798683	35.478968	4.97%	43,781
2013	25.127032	33.798683	34.51%	48,408
2012	22.155074	25.127032	13.41%	60,269
2011	25.102735	22.155074	-11.74%	80,219
2010	19.721446	25.102735	27.29%	97,303
2009	14.254287	19.721446	38.35%	117,985
2008	23.841132	14.254287	-40.21%	150,072
2007	20.880535	23.841132	14.18%	218,859
2006	18.763627	20.880535	11.28%	143,571
2005	16.059349	18.763627	16.84%	221,038
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.844204	12.717030	-0.99%	22,180
2013	12.970178	12.844204	-0.97%	32,012
2012	13.083754	12.970178	-0.87%	44,224
2011	13.201136	13.083754	-0.89%	50,051
2010	13.302157	13.201136	-0.76%	59,177
2009	13.340351	13.302157	-0.29%	99,827
2008	13.079017	13.340351	2.00%	228,553
2007	12.561151	13.079017	4.12%	217,674
2006	12.096091	12.561151	3.84%	505,885
2005	11.857075	12.096091	2.02%	394,206
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.330796	16.666506	-9.08%	26,852
2013	14.201848	18.330796	29.07%	35,082
2012	11.901001	14.201848	19.33%	92,139
2011	14.523031	11.901001	-18.05%	110,429
2010	12.982854	14.523031	11.86%	125,077
2009	10.371859	12.982854	25.17%	138,505
2008	18.663600	10.371859	-44.43%	152,455
2007	16.085365	18.663600	16.03%	183,947
2006	13.775166	16.085365	16.77%	255,249
2005	11.695143	13.775166	17.79%	338,305
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.677364	11.509301	-9.21%	39,106
2013	9.837702	12.677364	28.87%	41,007
2012	8.255055	9.837702	19.17%	45,095
2011	10.087440	8.255055	-18.17%	51,975
2010	9.030714	10.087440	11.70%	57,616
2009	7.226982	9.030714	24.96%	63,854
2008	13.026546	7.226982	-44.52%	75,388
2007	11.241770	13.026546	15.88%	110,593
2006	9.641468	11.241770	16.60%	97,031
2005	8.198662	9.641468	17.60%	107,056

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	18.070310	19.912136	10.19%	2,898
2013	13.797295	18.070310	30.97%	3,014
2012	11.537074	13.797295	19.59%	5,354
2011	11.958264	11.537074	-3.52%	6,509
2010	10.259695	11.958264	16.56%	6,639
2009	7.280455	10.259695	40.92%	6,940
2008	13.753820	7.280455	-47.07%	9,456
2007	13.621986	13.753820	0.97%	11,953
2006	12.010869	13.621986	13.41%	15,287
2005	11.436215	12.010869	5.02%	26,352
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.729972	19.502084	10.00%	440
2013	13.548785	17.729972	30.86%	708
2012	11.353009	13.548785	19.34%	1,611
2011	11.783041	11.353009	-3.65%	3,011
2010	10.127985	11.783041	16.34%	3,086
2009	7.199106	10.127985	40.68%	3,212
2008	13.618410	7.199106	-47.14%	3,343
2007	13.505437	13.618410	0.84%	3,394
2006	11.923507	13.505437	13.27%	854
2005	11.379408	11.923507	4.78%	2,674
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	23.610915	24.939144	5.63%	0
2013	18.283027	23.610915	29.14%	0
2012	14.530237	18.283027	25.83%	0
2011	16.101401	14.530237	-9.76%	0
2010	12.861494	16.101401	25.19%	0
2009	8.253920	12.861494	55.82%	0
2008	17.076415	8.253920	-51.66%	0
2007	16.335124	17.076415	4.54%	0
2006	14.199710	16.335124	15.04%	0
2005	13.985467	14.199710	1.53%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.952188	23.148126	5.45%	10,941
2013	17.032690	21.952188	28.88%	11,045
2012	13.540443	17.032690	25.79%	11,890
2011	15.035797	13.540443	-9.95%	13,024
2010	12.021404	15.035797	25.08%	14,255
2009	7.726774	12.021404	55.58%	16,529
2008	16.021954	7.726774	-51.77%	23,424
2007	15.349480	16.021954	4.38%	31,523
2006	13.364657	15.349480	14.85%	47,381
2005	13.179461	13.364657	1.41%	54,266

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.690594	12.921518	1.82%	3,531
2013	10.356869	12.690594	22.53%	2,872
2012	9.070900	10.356869	14.18%	2,487
2011	9.305820	9.070900	-2.52%	973
2010	8.525575	9.305820	9.15%	973
2009	6.611583	8.525575	28.95%	973
2008*	10.000000	6.611583	-33.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	21.291193	22.976567	7.92%	0
2013	16.536652	21.291193	28.75%	0
2012	14.891013	16.536652	11.05%	0
2011	14.150598	14.891013	5.23%	0
2010	11.818622	14.150598	19.73%	0
2009	10.145032	11.818622	16.50%	0
2008	14.026847	10.145032	-27.67%	0
2007	14.519816	14.026847	-3.40%	0
2006	12.489384	14.519816	16.26%	0
2005	12.167131	12.489384	2.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.932820	17.585152	-11.78%	0
2013	16.332878	19.932820	22.04%	0
2012	13.911252	16.332878	17.41%	0
2011	15.690344	13.911252	-11.34%	0
2010	14.583593	15.690344	7.59%	0
2009	10.725738	14.583593	35.97%	0
2008	18.128009	10.725738	-40.83%	0
2007	15.815114	18.128009	14.62%	0
2006	13.126322	15.815114	20.48%	0
2005	12.001267	13.126322	9.37%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.386070	17.547352	7.09%	2,530
2013	11.839821	16.386070	38.40%	3,464
2012	10.546719	11.839821	12.26%	3,480
2011	11.380263	10.546719	-7.32%	2,416
2010	9.614119	11.380263	18.37%	4,122
2009	5.862759	9.614119	63.99%	4,125
2008	11.638034	5.862759	-49.62%	2,426
2007	10.078757	11.638034	15.47%	7,206
2006	9.919914	10.078757	1.60%	11,941
2005	9.308823	9.919914	6.56%	16,713

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.704174	21.282403	8.01%	9,277
2013	14.672139	19.704174	34.30%	12,419
2012	12.462247	14.672139	17.73%	15,577
2011	12.858934	12.462247	-3.08%	19,848
2010	11.226641	12.858934	14.54%	29,371
2009	8.831307	11.226641	27.12%	33,886
2008	13.895346	8.831307	-36.44%	38,688
2007	14.371071	13.895346	-3.31%	48,921
2006	12.508818	14.371071	14.89%	63,968
2005	12.136049	12.508818	3.07%	88,759
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.780828	16.895700	7.06%	0
2013	12.332927	15.780828	27.96%	0
2012	10.939198	12.332927	12.74%	0
2011	11.056448	10.939198	-1.06%	0
2010	10.193983	11.056448	8.46%	0
2009	8.025812	10.193983	27.01%	0
2008	11.604899	8.025812	-30.84%	0
2007	10.842695	11.604899	7.03%	0
2006*	10.000000	10.842695	8.43%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.488151	16.536383	6.77%	2,303
2013	12.133627	15.488151	27.65%	2,303
2012	10.787879	12.133627	12.47%	3,768
2011	10.928703	10.787879	-1.29%	2,464
2010	10.104492	10.928703	8.16%	1,109
2009	7.974964	10.104492	26.70%	513
2008	11.561088	7.974964	-31.02%	513
2007	10.825585	11.561088	6.79%	364
2006*	10.000000	10.825585	8.26%	15,872
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	24.063568	23.844351	-0.91%	0
2013	20.474317	24.063568	17.53%	0
2012	17.944273	20.474317	14.10%	0
2011	19.487763	17.944273	-7.92%	0
2010	17.480532	19.487763	11.48%	29
2009	13.087856	17.480532	33.56%	29
2008	22.236216	13.087856	-41.14%	29
2007	19.626524	22.236216	13.30%	2,169
2006	15.502081	19.626524	26.61%	3,319
2005	13.303198	15.502081	16.53%	3,853

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.791140	21.495942	3.39%	0
2013	16.303373	20.791140	27.53%	0
2012	14.842443	16.303373	9.84%	0
2011	16.013405	14.842443	-7.31%	0
2010	14.174641	16.013405	12.97%	0
2009	10.995746	14.174641	28.91%	0
2008	15.538395	10.995746	-29.23%	0
2007	14.327992	15.538395	8.45%	0
2006	13.009766	14.327992	10.13%	0
2005	12.210823	13.009766	6.54%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.240153	14.161232	6.96%	0
2013	9.760888	13.240153	35.64%	0
2012*	10.000000	9.760888	-2.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.199811	14.072981	6.62%	401
2013	9.760457	13.199811	35.24%	399
2012*	10.000000	9.760457	-2.40%	1,175
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.170016	16.103344	-6.21%	10,698
2013	13.860105	17.170016	23.88%	11,129
2012	11.747683	13.860105	17.98%	15,891
2011	12.787570	11.747683	-8.13%	21,028
2010	11.885573	12.787570	7.59%	34,513
2009*	10.000000	11.885573	18.86%	28,821
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.472473	-5.28%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.580814	14.595700	7.47%	2,567
2013	9.997248	13.580814	35.85%	2,995
2012	8.673924	9.997248	15.26%	6,955
2011	9.336949	8.673924	-7.10%	6,222
2010	7.299439	9.336949	27.91%	7,226
2009	5.219939	7.299439	39.84%	11,972
2008	10.892766	5.219939	-52.08%	12,070
2007	10.047895	10.892766	8.41%	12,332
2006	9.921226	10.047895	1.28%	14,319
2005	9.742771	9.921226	1.83%	20,551

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.791214	20.872316	-8.42%	5,640
2013	16.301963	22.791214	39.81%	6,843
2012	13.620584	16.301963	19.69%	5,756
2011	15.370924	13.620584	-11.39%	5,897
2010	11.421270	15.370924	34.58%	598
2009	7.081082	11.421270	61.29%	598
2008	11.826501	7.081082	-40.13%	1,029
2007	11.683636	11.826501	1.22%	2,297
2006	10.450103	11.683636	11.80%	4,956
2005	10.049749	10.450103	3.98%	6,958
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.749231	23.728474	9.10%	1,564
2013	16.201733	21.749231	34.24%	1,423
2012	14.122739	16.201733	14.72%	5,825
2011	14.331949	14.122739	-1.46%	7,277
2010	13.016658	14.331949	10.10%	10,688
2009	10.737457	13.016658	21.23%	9,105
2008	16.126140	10.737457	-33.42%	12,733
2007	15.140216	16.126140	6.51%	28,232
2006	12.690463	15.140216	19.30%	35,974
2005	12.039698	12.690463	5.41%	43,250
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.189923	15.208352	0.12%	0
2013	12.021326	15.189923	26.36%	0
2012	10.474326	12.021326	14.77%	762
2011	10.771336	10.474326	-2.76%	334
2010*	10.000000	10.771336	7.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.520512	22.945680	11.82%	1,833
2013	15.741940	20.520512	30.36%	1,868
2012	13.894202	15.741940	13.30%	1,032
2011	13.966317	13.894202	-0.52%	0
2010	12.467643	13.966317	12.02%	441
2009*	10.000000	12.467643	24.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.501473	15.072919	3.94%	32,573
2013	11.881362	14.501473	22.05%	33,573
2012	10.371606	11.881362	14.56%	26,581
2011	10.379712	10.371606	-0.08%	29,236
2010	9.359712	10.379712	10.90%	28,377
2009	7.660582	9.359712	22.18%	58,794
2008	11.019006	7.660582	-30.48%	56,517
2007	10.486878	11.019006	5.07%	78,617
2006*	10.000000	10.486878	4.87%	21,685

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.638820	12.096069	3.93%	4,557
2013	12.066973	11.638820	-3.55%	7,162
2012	11.612405	12.066973	3.91%	10,921
2011	11.094374	11.612405	4.67%	11,168
2010	10.573078	11.094374	4.93%	12,090
2009	9.522883	10.573078	11.03%	12,411
2008	10.672698	9.522883	-10.77%	17,461
2007	10.468894	10.672698	1.95%	6,205
2006*	10.000000	10.468894	4.69%	10,315
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.813162	15.942400	0.82%	25,726
2013	12.416574	15.813162	27.36%	24,168
2012	10.273265	12.416574	20.86%	27,868
2011	11.442002	10.273265	-10.21%	28,108
2010	10.384069	11.442002	10.19%	52,588
2009	7.407273	10.384069	40.19%	49,598
2008	12.193335	7.407273	-39.25%	45,156
2007	10.770088	12.193335	13.21%	43,100
2006*	10.000000	10.770088	7.70%	16,353
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.249892	15.245408	6.99%	12,924
2013	11.105420	14.249892	28.31%	14,468
2012	9.555100	11.105420	16.23%	16,131
2011	10.126149	9.555100	-5.64%	15,709
2010	8.653939	10.126149	17.01%	28,994
2009	6.298622	8.653939	37.39%	25,432
2008	11.404764	6.298622	-44.77%	10,566
2007	10.295571	11.404764	10.77%	4,101
2006*	10.000000	10.295571	2.96%	4,531
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.645824	13.799770	9.13%	6,207
2013	9.606440	12.645824	31.64%	6,411
2012	8.289310	9.606440	15.89%	7,479
2011	8.564328	8.289310	-3.21%	8,778
2010	7.795247	8.564328	9.87%	18,127
2009	6.024918	7.795247	29.38%	20,340
2008	9.826071	6.024918	-38.68%	8,280
2007*	10.000000	9.826071	-1.74%	1,539
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.865283	-1.35%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.731156	13.430570	5.49%	849
2013	8.959441	12.731156	42.10%	901
2012	7.746074	8.959441	15.66%	151
2011	8.856445	7.746074	-12.54%	299
2010	7.753006	8.856445	14.23%	1,283
2009	5.119742	7.753006	51.43%	861
2008*	10.000000	5.119742	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.211752	15.561390	9.50%	0
2013	10.344916	14.211752	37.38%	0
2012	9.371977	10.344916	10.38%	0
2011	9.777336	9.371977	-4.15%	0
2010	7.991581	9.777336	22.35%	0
2009	6.137019	7.991581	30.22%	0
2008*	10.000000	6.137019	-38.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.127472	15.456105	9.40%	717
2013	10.299467	14.127472	37.17%	837
2012	9.340481	10.299467	10.27%	837
2011	9.753136	9.340481	-4.23%	837
2010	7.973031	9.753136	22.33%	837
2009	6.135110	7.973031	29.96%	705
2008*	10.000000	6.135110	-38.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.667705	13.104987	3.45%	0
2013	9.882693	12.667705	28.18%	0
2012	8.594467	9.882693	14.99%	0
2011	9.272542	8.594467	-7.31%	0
2010	8.147615	9.272542	13.81%	131
2009	6.370094	8.147615	27.90%	0
2008*	10.000000	6.370094	-36.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.541812	12.949990	3.25%	0
2013	11.049008	12.541812	13.51%	0
2012	10.049334	11.049008	9.95%	0
2011	10.289034	10.049334	-2.33%	0
2010	9.413391	10.289034	9.30%	0
2009	7.935567	9.413391	18.62%	0
2008*	10.000000	7.935567	-20.64%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.732652	13.197457	3.65%	0
2013	10.607594	12.732652	20.03%	0
2012	9.428661	10.607594	12.50%	0
2011	9.863782	9.428661	-4.41%	0
2010	8.865084	9.863782	11.27%	7,923
2009	7.211945	8.865084	22.92%	7,923
2008*	10.000000	7.211945	-27.88%	7,923
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.933860	12.208714	2.30%	10,161
2013	11.487739	11.933860	3.88%	10,161
2012	10.794592	11.487739	6.42%	10,271
2011	10.751710	10.794592	0.40%	10,277
2010	10.168779	10.751710	5.73%	10,161
2009	9.088186	10.168779	11.89%	7,410
2008*	10.000000	9.088186	-9.12%	9,941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.641659	13.087205	3.52%	27,211
2013	10.839429	12.641659	16.63%	39,652
2012	9.743861	10.839429	11.24%	39,652
2011	10.077149	9.743861	-3.31%	16,596
2010	9.139671	10.077149	10.26%	12,441
2009	7.570476	9.139671	20.73%	12,441
2008*	10.000000	7.570476	-24.30%	12,441
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.680153	13.126013	3.52%	0
2013	10.306222	12.680153	23.03%	0
2012	9.085382	10.306222	13.44%	0
2011	9.626676	9.085382	-5.62%	0
2010	8.581591	9.626676	12.18%	0
2009	6.848144	8.581591	25.31%	0
2008*	10.000000	6.848144	-31.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.388432	12.765223	3.04%	22,660
2013	11.249311	12.388432	10.13%	8,099
2012	10.326071	11.249311	8.94%	8,420
2011	10.458440	10.326071	-1.27%	17,321
2010	9.688810	10.458440	7.94%	17,321
2009	8.316322	9.688810	16.50%	0
2008*	10.000000	8.316322	-16.84%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.326684	12.820324	4.00%	0
2013	12.693841	12.326684	-2.89%	0
2012	11.899687	12.693841	6.67%	0
2011	11.275945	11.899687	5.53%	0
2010	10.639092	11.275945	5.99%	0
2009	9.878777	10.639092	7.70%	0
2008*	10.000000	9.878777	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.147001	12.588188	3.63%	9,598
2013	12.536534	12.147001	-3.11%	9,598
2012	11.781858	12.536534	6.41%	9,908
2011	11.201767	11.781858	5.18%	9,924
2010	10.596662	11.201767	5.71%	9,598
2009	9.856894	10.596662	7.51%	0
2008*	10.000000	9.856894	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.137636	13.641160	3.83%	0
2013	13.547906	13.137636	-3.03%	0
2012	12.775706	13.547906	6.04%	1,391
2011	12.168531	12.775706	4.99%	1,391
2010	11.368954	12.168531	7.03%	1,933
2009	9.862726	11.368954	15.27%	1,933
2008*	10.000000	9.862726	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.161802	25.349323	-6.67%	5,431
2013	27.318971	27.161802	-0.58%	0
2012	23.587845	27.318971	15.82%	0
2011	30.781373	23.587845	-23.37%	0
2010	26.823831	30.781373	14.75%	0
2009	16.613516	26.823831	61.46%	0
2008	39.889299	16.613516	-58.35%	0
2007	27.752541	39.889299	43.73%	4,256
2006	20.564174	27.752541	34.96%	8,073
2005	15.696519	20.564174	31.01%	8,073
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.409298	14.916989	3.52%	26,714
2013	15.170060	14.409298	-5.01%	30,556
2012	14.869143	15.170060	2.02%	33,403
2011	14.003015	14.869143	6.19%	41,644
2010	13.498957	14.003015	3.73%	44,708
2009	13.278335	13.498957	1.66%	36,046
2008	12.451294	13.278335	6.64%	40,930
2007	11.737530	12.451294	6.08%	82,935
2006	11.472443	11.737530	2.31%	59,452
2005	11.221787	11.472443	2.23%	89,317

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.279200	9.120296	-1.71%	557
2013	7.972696	9.279200	16.39%	557
2012	6.989207	7.972696	14.07%	557
2011	7.844055	6.989207	-10.90%	557
2010	7.011542	7.844055	11.87%	1,495
2009	5.471068	7.011542	28.16%	5,402
2008*	10.000000	5.471068	-45.29%	4,245
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.527355	20.295858	3.94%	426
2013	15.500963	19.527355	25.98%	705
2012	13.509461	15.500963	14.74%	877
2011	14.204040	13.509461	-4.89%	877
2010	12.516444	14.204040	13.48%	4,011
2009	9.938914	12.516444	25.93%	782
2008	15.896073	9.938914	-37.48%	1,664
2007	15.154562	15.896073	4.89%	782
2006	13.097849	15.154562	15.70%	4,544
2005	12.257568	13.097849	6.86%	13,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.266599	15.806953	3.54%	0
2013	13.595717	15.266599	12.29%	0
2012	12.554940	13.595717	8.29%	0
2011	12.570282	12.554940	-0.12%	0
2010	11.562441	12.570282	8.72%	0
2009*	10.000000	11.562441	15.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.335523	18.056657	4.16%	1,084
2013	14.653904	17.335523	18.30%	1,084
2012	13.186879	14.653904	11.12%	1,084
2011	13.445615	13.186879	-1.92%	0
2010	12.122932	13.445615	10.91%	0
2009*	10.000000	12.122932	21.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.327794	14.736346	2.85%	3,364
2013	13.805470	14.327794	3.78%	3,404
2012	13.259019	13.805470	4.12%	4,368
2011	13.011337	13.259019	1.90%	7,285
2010	12.411400	13.011337	4.83%	3,570
2009	11.492717	12.411400	7.99%	4,090
2008	12.352793	11.492717	-6.96%	5,175
2007	11.841059	12.352793	4.32%	7,801
2006	11.265913	11.841059	5.11%	37,534
2005	11.015145	11.265913	2.28%	62,596

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.385792	18.103717	4.13%	34,663
2013	15.057689	17.385792	15.46%	37,459
2012	13.726082	15.057689	9.70%	43,266
2011	13.870042	13.726082	-1.04%	46,132
2010	12.631544	13.870042	9.80%	48,172
2009	10.709772	12.631544	17.94%	59,008
2008	14.085176	10.709772	-23.96%	49,561
2007	13.466117	14.085176	4.60%	73,541
2006	12.215002	13.466117	10.24%	101,461
2005	11.712127	12.215002	4.29%	183,837
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.790860	19.525104	3.91%	10,520
2013	15.509899	18.790860	21.15%	10,588
2012	13.771884	15.509899	12.62%	10,669
2011	14.212952	13.771884	-3.10%	16,928
2010	12.723488	14.212952	11.71%	24,775
2009	10.331816	12.723488	23.15%	24,956
2008	15.211263	10.331816	-32.08%	27,501
2007	14.475460	15.211263	5.08%	31,810
2006	12.765146	14.475460	13.40%	47,443
2005	12.042100	12.765146	6.00%	64,468
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.106210	16.700869	3.69%	25,529
2013	14.723649	16.106210	9.39%	26,399
2012	13.765955	14.723649	6.96%	27,717
2011	13.623733	13.765955	1.04%	10,383
2010	12.681301	13.623733	7.43%	16,314
2009	11.181252	12.681301	13.42%	16,696
2008	13.294216	11.181252	-15.89%	18,753
2007	12.685929	13.294216	4.79%	28,588
2006	11.818296	12.685929	7.34%	25,068
2005	11.424838	11.818296	3.44%	39,016
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.506297	23.164826	7.71%	0
2013	15.890965	21.506297	35.34%	0
2012	13.524717	15.890965	17.50%	0
2011	13.973162	13.524717	-3.21%	0
2010	12.972674	13.973162	7.71%	0
2009*	10.000000	12.972674	29.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.244456	22.832838	7.48%	371,338
2013	15.745602	21.244456	34.92%	426,306
2012	13.430822	15.745602	17.23%	614,021
2011	13.913349	13.430822	-3.47%	730,450
2010	12.950827	13.913349	7.43%	858,287
2009*	10.000000	12.950827	29.51%	74

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.650576	27.786300	8.33%	0
2013	19.473877	25.650576	31.72%	0
2012	16.745152	19.473877	16.30%	0
2011	17.355515	16.745152	-3.52%	0
2010	13.891031	17.355515	24.94%	0
2009	10.260159	13.891031	35.39%	0
2008	16.311709	10.260159	-37.10%	0
2007	15.319290	16.311709	6.48%	0
2006	14.081077	15.319290	8.79%	0
2005	12.687823	14.081077	10.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	23.911617	25.844677	8.08%	2,998
2013	18.186621	23.911617	31.48%	3,263
2012	15.664662	18.186621	16.10%	2,883
2011	16.258004	15.664662	-3.65%	3,876
2010	13.047357	16.258004	24.61%	6,071
2009	9.654979	13.047357	35.14%	6,137
2008	15.386196	9.654979	-37.25%	8,785
2007	14.475364	15.386196	6.29%	13,218
2006	13.323169	14.475364	8.65%	15,436
2005	12.026482	13.323169	10.78%	29,028
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.446670	10.342206	-1.00%	85,605
2013	10.552187	10.446670	-1.00%	126,935
2012	10.659062	10.552187	-1.00%	45,538
2011	10.766424	10.659062	-1.00%	80,520
2010	10.875164	10.766424	-1.00%	53,271
2009	10.980406	10.875164	-0.96%	83,119
2008	10.868122	10.980406	1.03%	436,944
2007	10.476401	10.868122	3.74%	311,220
2006	10.123320	10.476401	3.49%	152,890
2005	9.959568	10.123320	1.64%	276,118
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.327685	11.062793	-2.34%	0
2013	9.450257	11.327685	19.87%	115
2012	8.263434	9.450257	14.36%	115
2011	9.235504	8.263434	-10.53%	115
2010	8.197110	9.235504	12.67%	115
2009	6.083365	8.197110	34.75%	115
2008*	10.000000	6.083365	-39.17%	2,205
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.045355	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.028829	-9.71%	2,235

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.543635	14.768912	9.05%	0
2013	10.177839	13.543635	33.07%	0
2012	8.852143	10.177839	14.98%	48
2011	9.240064	8.852143	-4.20%	0
2010	8.090754	9.240064	14.21%	0
2009	6.318001	8.090754	28.06%	0
2008*	10.000000	6.318001	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.845406	14.019590	9.14%	17,986
2013	9.609265	12.845406	33.68%	18,711
2012	8.254459	9.609265	16.41%	19,677
2011	8.878589	8.254459	-7.03%	20,145
2010	7.954382	8.878589	11.62%	27,429
2009	6.306107	7.954382	26.14%	28,167
2008*	10.000000	6.306107	-36.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.410604	14.797188	2.68%	0
2013	10.501822	14.410604	37.22%	0
2012	9.253085	10.501822	13.50%	1,709
2011	9.781752	9.253085	-5.40%	511
2010	7.812634	9.781752	25.20%	511
2009	6.228167	7.812634	25.44%	511
2008*	10.000000	6.228167	-37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.363329	17.798363	15.85%	334
2013	11.437765	15.363329	34.32%	240
2012	9.930372	11.437765	15.18%	167
2011	10.268837	9.930372	-3.30%	0
2010	8.670329	10.268837	18.44%	0
2009	6.712608	8.670329	29.16%	0
2008*	10.000000	6.712608	-32.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.249621	16.495457	1.51%	2,510
2013	11.402347	16.249621	42.51%	1,250
2012	10.184360	11.402347	11.96%	2,329
2011	10.376370	10.184360	-1.85%	6,096
2010	8.377900	10.376370	23.85%	5,007
2009	6.653633	8.377900	25.91%	9,123
2008	12.571035	6.653633	-47.07%	13,294

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.781334	26.256283	5.95%	0
2013	17.828698	24.781334	39.00%	0
2012	14.952192	17.828698	19.24%	0
2011	15.909591	14.952192	-6.02%	0
2010	12.693207	15.909591	25.34%	0
2009	10.158372	12.693207	24.95%	0
2008	15.123745	10.158372	-32.83%	0
2007	16.408600	15.123745	-7.83%	0
2006	14.130252	16.408600	16.12%	0
2005	13.847061	14.130252	2.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.394841	23.670797	5.70%	1,899
2013	16.155096	22.394841	38.62%	2,068
2012	13.564419	16.155096	19.10%	5,538
2011	14.491400	13.564419	-6.40%	3,454
2010	11.573634	14.491400	25.21%	10,874
2009	9.288505	11.573634	24.60%	7,981
2008	13.858908	9.288505	-32.98%	5,510
2007	15.090544	13.858908	-8.16%	15,927
2006	13.017059	15.090544	15.93%	19,504
2005	12.792388	13.017059	1.76%	31,184
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	25.499157	25.449952	-0.19%	0
2013	18.279204	25.499157	39.50%	0
2012	15.986024	18.279204	14.34%	0
2011	17.097617	15.986024	-6.50%	0
2010	13.780937	17.097617	24.07%	0
2009	10.334031	13.780937	33.35%	0
2008	16.887867	10.334031	-38.81%	0
2007	16.703250	16.887867	1.11%	0
2006	15.058680	16.703250	10.92%	0
2005	13.542322	15.058680	11.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.454501	25.340074	-0.45%	826
2013	18.293401	25.454501	39.15%	894
2012	16.036736	18.293401	14.07%	2,764
2011	17.196306	16.036736	-6.74%	3,795
2010	13.898215	17.196306	23.73%	4,829
2009	10.443086	13.898215	33.09%	6,321
2008	17.111902	10.443086	-38.97%	7,686
2007	16.964284	17.111902	0.87%	19,389
2006	15.333214	16.964284	10.64%	19,507
2005	13.827514	15.333214	10.89%	20,368

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.337449	14.764328	10.70%	0
2013	10.300588	13.337449	29.48%	0
2012	9.139329	10.300588	12.71%	25
2011	9.196672	9.139329	-0.62%	0
2010	8.204600	9.196672	12.09%	2,002
2009	6.600587	8.204600	24.30%	2,002
2008	11.418896	6.600587	-42.20%	0
2007	10.690985	11.418896	6.81%	274
2006*	10.000000	10.690985	6.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.359634	14.463111	27.32%	733
2013	11.172691	11.359634	1.67%	1,067
2012	9.764370	11.172691	14.42%	1,866
2011	9.292393	9.764370	5.08%	2,492
2010	7.230118	9.292393	28.52%	5,675
2009	5.595654	7.230118	29.21%	13,178
2008*	10.000000	5.595654	-44.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.817035	10.761753	-0.51%	0
2013	10.914791	10.817035	-0.90%	0
2012	10.650053	10.914791	2.49%	0
2011	10.619488	10.650053	0.29%	0
2010	10.473321	10.619488	1.40%	0
2009	9.876921	10.473321	6.04%	3,950
2008*	10.000000	9.876921	-1.23%	4,291
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.631742	15.124011	-9.07%	0
2013	13.988765	16.631742	18.89%	220
2012	11.818233	13.988765	18.37%	139
2011	13.631293	11.818233	-13.30%	1,680
2010	12.947279	13.631293	5.28%	3,010
2009*	10.000000	12.947279	29.47%	4,630
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.546100	21.359597	9.28%	1,684
2013	14.348123	19.546100	36.23%	2,288
2012	13.059508	14.348123	9.87%	2,288
2011	13.610405	13.059508	-4.05%	2,318
2010	11.190264	13.610405	21.63%	2,318
2009	8.600466	11.190264	30.11%	30
2008	14.345864	8.600466	-40.05%	441
2007	13.466324	14.345864	6.53%	1,222
2006	11.962752	13.466324	12.57%	580
2005	11.307864	11.962752	5.79%	580

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.724714	24.025864	1.27%	0
2013	18.824038	23.724714	26.03%	0
2012	15.680220	18.824038	20.05%	0
2011	17.270013	15.680220	-9.21%	0
2010	15.042769	17.270013	14.81%	0
2009	10.871077	15.042769	38.37%	0
2008	18.359400	10.871077	-40.79%	0
2007	17.443578	18.359400	5.25%	0
2006	14.970685	17.443578	16.52%	0
2005	13.228726	14.970685	13.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.068627	23.307494	1.04%	11,614
2013	18.349010	23.068627	25.72%	2,610
2012	15.324249	18.349010	19.74%	2,617
2011	16.921641	15.324249	-9.44%	4,752
2010	14.772702	16.921641	14.55%	4,913
2009	10.707884	14.772702	37.96%	10,589
2008	18.126951	10.707884	-40.93%	14,692
2007	17.261355	18.126951	5.01%	16,855
2006	14.855748	17.261355	16.19%	27,576
2005	13.155681	14.855748	12.92%	64,625
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.046185	10.228057	1.81%	0
2013	10.161111	10.046185	-1.13%	0
2012*	10.000000	10.161111	1.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.995346	19.273920	1.47%	12,366
2013	19.257879	18.995346	-1.36%	13,519
2012	17.192194	19.257879	12.02%	15,912
2011	17.253417	17.192194	-0.35%	16,504
2010	15.184533	17.253417	13.62%	31,992
2009	12.953430	15.184533	17.22%	53,211
2008	15.300600	12.953430	-15.34%	55,067
2007	14.108344	15.300600	8.45%	52,557
2006	13.289178	14.108344	6.16%	65,548
2005	13.098318	13.289178	1.46%	107,564
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.052368	-9.48%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.750267	19.400424	9.30%	3,766
2013	13.640989	17.750267	30.12%	3,766
2012	11.816480	13.640989	15.44%	4,424
2011	11.973245	11.816480	-1.31%	6,729
2010	10.441670	11.973245	14.67%	14,285
2009	8.240331	10.441670	26.71%	7,869
2008	13.562166	8.240331	-39.24%	13,220
2007	13.153811	13.562166	3.10%	14,134
2006	11.577644	13.153811	13.61%	22,992
2005	11.059368	11.577644	4.69%	36,788
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	27.601300	30.586149	10.81%	0
2013	19.770809	27.601300	39.61%	0
2012	16.926392	19.770809	16.80%	0
2011	17.483819	16.926392	-3.19%	0
2010	14.310718	17.483819	22.17%	0
2009	10.536240	14.310718	35.82%	0
2008	17.118717	10.536240	-38.45%	0
2007	17.504331	17.118717	-2.20%	0
2006	15.374789	17.504331	13.85%	0
2005	14.128033	15.374789	8.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.513834	17.148682	10.54%	649
2013	11.143614	15.513834	39.22%	943
2012	9.566096	11.143614	16.49%	118
2011	9.898397	9.566096	-3.36%	1,727
2010	8.125010	9.898397	21.83%	2,196
2009	5.995678	8.125010	35.51%	2,224
2008	9.768857	5.995678	-38.62%	2,040
2007	10.007375	9.768857	-2.38%	5,096
2006*	10.000000	10.007375	0.07%	663
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.720707	-2.79%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.199383	12.113738	-0.70%	1,352
2013	13.188713	12.199383	-7.50%	1,352
2012	12.659862	13.188713	4.18%	11,325
2011	11.794721	12.659862	7.33%	16,320
2010	10.892947	11.794721	8.28%	10,779
2009*	10.000000	10.892947	8.93%	4,024

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.815006	11.784374	-0.26%	28,106
2013	11.962122	11.815006	-1.23%	37,395
2012	11.426241	11.962122	4.69%	53,654
2011	11.426181	11.426241	0.00%	58,911
2010	10.972580	11.426181	4.13%	39,876
2009*	10.000000	10.972580	9.73%	31,592
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.941520	21.861012	9.63%	0
2013	14.846177	19.941520	34.32%	0
2012	12.587574	14.846177	17.94%	0
2011	13.333297	12.587574	-5.59%	0
2010	11.774930	13.333297	13.23%	0
2009	9.162378	11.774930	28.51%	0
2008	15.097202	9.162378	-39.31%	0
2007	16.230686	15.097202	-6.98%	2,749
2006	14.143777	16.230686	14.75%	3,035
2005	13.576445	14.143777	4.18%	9,890
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.829185	15.531680	-7.71%	0
2013	13.273234	16.829185	26.79%	0
2012	10.997405	13.273234	20.69%	0
2011	13.372878	10.997405	-17.76%	0
2010	12.277007	13.372878	8.93%	1,052
2009	9.949966	12.277007	23.39%	1,052
2008	17.931913	9.949966	-44.51%	1,052
2007	16.715457	17.931913	7.28%	1,052
2006	13.219470	16.715457	26.45%	1,052
2005	11.900988	13.219470	11.08%	4,763
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	22.577654	23.119453	2.40%	0
2013	16.335552	22.577654	38.21%	0
2012	14.044865	16.335552	16.31%	0
2011	14.890222	14.044865	-5.68%	0
2010	11.938474	14.890222	24.72%	0
2009	9.168127	11.938474	30.22%	0
2008	15.272243	9.168127	-39.97%	0
2007	17.675605	15.272243	-13.60%	0
2006	15.221180	17.675605	16.13%	0
2005	14.364428	15.221180	5.96%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.091944	20.738418	8.62%	1,118
2013	13.417759	19.091944	42.29%	1,625
2012	11.865383	13.417759	13.08%	1,118
2011	14.588956	11.865383	-18.67%	1,118
2010	12.199051	14.588956	19.59%	2,066
2009	7.518322	12.199051	62.26%	2,108
2008	12.060664	7.518322	-37.66%	1,118
2007	11.545785	12.060664	4.46%	1,118
2006	11.060873	11.545785	4.38%	1,118
2005	10.570536	11.060873	4.64%	1,118
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.954182	13.794863	6.49%	4,885
2013	13.161384	12.954182	-1.57%	4,885
2012	12.175370	13.161384	8.10%	4,884
2011	11.667586	12.175370	4.35%	4,884
2010	11.029012	11.667586	5.79%	7,331
2009	10.185017	11.029012	8.29%	9,362
2008	11.489144	10.185017	-11.35%	9,223
2007	11.030245	11.489144	4.16%	4,778
2006	10.758261	11.030245	2.53%	19,731
2005	10.455326	10.758261	2.90%	19,467
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.675687	8.549849	-19.91%	9,272
2013	9.755843	10.675687	9.43%	9,272
2012*	10.000000	9.755843	-2.44%	10,318
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.547418	8.421726	-20.15%	0
2013	9.659472	10.547418	9.19%	0
2012*	10.000000	9.659472	-3.41%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.689546	23.983707	-2.86%	2,532
2013	16.600420	24.689546	48.73%	2,435
2012	15.544916	16.600420	6.79%	1,021
2011	16.458136	15.544916	-5.55%	1,021
2010	13.113465	16.458136	25.51%	3,728
2009*	10.000000	13.113465	31.13%	1,542

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	18.234563	19.719361	8.14%	407
2013	13.691702	18.234563	33.18%	423
2012	11.802116	13.691702	16.01%	951
2011	11.244524	11.802116	4.96%	637
2010	10.074376	11.244524	11.62%	1,977
2009	8.459785	10.074376	19.09%	1,994
2008	14.416279	8.459785	-41.32%	2,299
2007	13.894777	14.416279	3.75%	12,874
2006	12.003182	13.894777	15.76%	15,767
2005	11.597190	12.003182	3.50%	16,196
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.536485	17.156847	-7.44%	159
2013	15.263780	18.536485	21.44%	167
2012	13.508658	15.263780	12.99%	175
2011	16.945679	13.508658	-20.28%	237
2010	16.419454	16.945679	3.20%	288
2009	12.350323	16.419454	32.95%	197
2008	26.717335	12.350323	-53.77%	818
2007	25.574742	26.717335	4.47%	918
2006	19.127883	25.574742	33.70%	1,071
2005	16.589635	19.127883	15.30%	1,214
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.996361	18.019022	12.64%	0
2013	11.800145	15.996361	35.56%	0
2012	10.269879	11.800145	14.90%	0
2011	10.729789	10.269879	-4.76%	500
2010	9.872931	10.729789	8.68%	107
2009	7.277384	9.872931	35.67%	188
2008	12.221347	7.277384	-40.45%	290
2007	10.871648	12.221347	12.41%	740
2006	11.057572	10.871648	-1.68%	840
2005	9.730305	11.057572	13.64%	1,554
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.946538	31.205001	7.80%	5,561
2013	21.254453	28.946538	36.19%	5,570
2012	18.131729	21.254453	17.22%	6,066
2011	20.052672	18.131729	-9.58%	5,908
2010	16.008715	20.052672	25.26%	16,912
2009	11.340835	16.008715	41.16%	17,048
2008	17.837938	11.340835	-36.42%	13,782
2007	17.757008	17.837938	0.46%	8,095
2006	15.713366	17.757008	13.01%	8,848
2005	14.892100	15.713366	5.51%	11,365

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.426583	15.559553	0.86%	3,691
2013	13.625966	15.426583	13.21%	3,611
2012	12.522776	13.625966	8.81%	4,797
2011	13.133455	12.522776	-4.65%	2,518
2010	12.092418	13.133455	8.61%	2,009
2009*	10.000000	12.092418	20.92%	710
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.907968	9.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.621463	27.691042	4.02%	0
2013	19.119447	26.621463	39.24%	0
2012	16.694765	19.119447	14.52%	0
2011	16.777126	16.694765	-0.49%	0
2010	13.474873	16.777126	24.51%	0
2009	10.891969	13.474873	23.71%	0
2008	15.933289	10.891969	-31.64%	0
2007	16.209435	15.933289	-1.70%	0
2006	14.317649	16.209435	13.21%	0
2005	13.493165	14.317649	6.11%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.682569	19.850709	12.26%	0
2013	13.301788	17.682569	32.93%	0
2012	12.005612	13.301788	10.80%	0
2011	12.024372	12.005612	-0.16%	0
2010	10.583814	12.024372	13.61%	0
2009	7.996758	10.583814	32.35%	0
2008	12.324353	7.996758	-35.11%	0
2007	11.556145	12.324353	6.65%	0
2006	10.694480	11.556145	8.06%	0
2005	10.430515	10.694480	2.53%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.362207	21.730865	12.23%	0
2013	14.820832	19.362207	30.64%	0
2012	12.941720	14.820832	14.52%	0
2011	12.837728	12.941720	0.81%	0
2010	11.297520	12.837728	13.63%	0
2009	9.037456	11.297520	25.01%	247
2008	14.530291	9.037456	-37.80%	199
2007	13.952097	14.530291	4.14%	162
2006	12.207776	13.952097	14.29%	132
2005	11.784104	12.207776	3.60%	97

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.317087	23.857346	11.92%	0
2013	16.357155	21.317087	30.32%	0
2012	14.315853	16.357155	14.26%	0
2011	14.236759	14.315853	0.56%	1,325
2010	12.561687	14.236759	13.33%	1,325
2009	10.071806	12.561687	24.72%	1,829
2008	16.239454	10.071806	-37.98%	0
2007	15.632441	16.239454	3.88%	0
2006	13.712697	15.632441	14.00%	0
2005	13.269475	13.712697	3.34%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.928775	-0.71%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	22.888752	23.196640	1.35%	506
2013	21.673192	22.888752	5.61%	522
2012	19.162352	21.673192	13.10%	537
2011	18.456681	19.162352	3.82%	1,257
2010	16.307052	18.456681	13.18%	845
2009	10.808245	16.307052	50.88%	548
2008	14.779799	10.808245	-26.87%	583
2007	14.476363	14.779799	2.10%	661
2006	13.231347	14.476363	9.41%	13,615
2005	13.074390	13.231347	1.20%	3,764
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.526837	13.206708	-2.37%	782
2013	11.773236	13.526837	14.89%	782
2012	10.814145	11.773236	8.87%	782
2011	11.565804	10.814145	-6.50%	782
2010	10.343071	11.565804	11.82%	1,816
2009	9.228567	10.343071	12.08%	838
2008	13.260648	9.228567	-30.41%	848
2007	12.223588	13.260648	8.48%	4,849
2006	10.669141	12.223588	14.57%	5,028
2005	10.602302	10.669141	0.63%	5,597
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.629878	16.052404	2.70%	0
2013	15.633927	15.629878	-0.03%	0
2012	14.400236	15.633927	8.57%	0
2011	14.229282	14.400236	1.20%	0
2010	13.253153	14.229282	7.37%	0
2009	11.121158	13.253153	19.17%	0
2008	12.122653	11.121158	-8.26%	0
2007	11.626083	12.122653	4.27%	0
2006	11.280504	11.626083	3.06%	0
2005	11.253864	11.280504	0.24%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.354065	15.726549	2.43%	252
2013	15.401399	15.354065	-0.31%	0
2012	14.221781	15.401399	8.29%	0
2011	14.091800	14.221781	0.92%	0
2010	13.152058	14.091800	7.15%	0
2009	11.061986	13.152058	18.89%	0
2008	12.092723	11.061986	-8.52%	1,902
2007	11.624238	12.092723	4.03%	1,377
2006	11.304162	11.624238	2.83%	8,096
2005	11.312129	11.304162	-0.07%	928
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	18.605851	19.457234	4.58%	22,820
2013	16.275354	18.605851	14.32%	23,153
2012	14.630531	16.275354	11.24%	23,208
2011	15.193903	14.630531	-3.71%	28,432
2010	13.452687	15.193903	12.94%	25,839
2009	10.543960	13.452687	27.59%	30,279
2008	14.970488	10.543960	-29.57%	24,989
2007	13.115846	14.970488	14.14%	30,847
2006	12.360323	13.115846	6.11%	57,261
2005	12.019025	12.360323	2.84%	50,457
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.946794	15.608978	4.43%	0
2013	13.096486	14.946794	14.13%	0
2012	11.792875	13.096486	11.05%	0
2011	12.263069	11.792875	-3.83%	10
2010	10.874680	12.263069	12.77%	48
2009	8.535238	10.874680	27.41%	5,234
2008	12.133144	8.535238	-29.65%	5,656
2007	10.646974	12.133144	13.96%	6,296
2006	10.042991	10.646974	6.01%	0
2005	9.779527	10.042991	2.69%	514
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	16.999806	17.788595	4.64%	809
2013	14.043191	16.999806	21.05%	811
2012	12.305390	14.043191	14.12%	1,685
2011	13.266813	12.305390	-7.25%	1,685
2010	11.540663	13.266813	14.96%	3,050
2009	8.783188	11.540663	31.39%	3,866
2008	13.843116	8.783188	-36.55%	7,486
2007	11.769384	13.843116	17.62%	9,214
2006	11.131531	11.769384	5.73%	12,198
2005	10.838424	11.131531	2.70%	16,375

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	13.016623	13.595245	4.45%	22
2013	10.774798	13.016623	20.81%	22
2012	9.459672	10.774798	13.90%	22
2011	10.220080	9.459672	-7.44%	22
2010	8.902017	10.220080	14.81%	22
2009	6.794422	8.902017	31.02%	22
2008	10.719347	6.794422	-36.62%	1,117
2007	9.134490	10.719347	17.35%	1,117
2006	8.649536	9.134490	5.61%	1,117
2005	8.440163	8.649536	2.48%	1,117
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	19.611525	21.363833	8.94%	6,935
2013	16.585558	19.611525	18.24%	8,635
2012	14.581638	16.585558	13.74%	11,451
2011	15.314721	14.581638	-4.79%	20,403
2010	13.117495	15.314721	16.75%	24,148
2009	9.581485	13.117495	36.90%	36,819
2008	14.676619	9.581485	-34.72%	35,396
2007	13.621104	14.676619	7.75%	46,220
2006	12.330080	13.621104	10.47%	64,269
2005	11.798704	12.330080	4.50%	97,855
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.691173	18.170602	8.86%	0
2013	14.141425	16.691173	18.03%	983
2012	12.447115	14.141425	13.61%	983
2011	13.079334	12.447115	-4.83%	1,013
2010	11.224923	13.079334	16.52%	2,085
2009	8.201139	11.224923	36.87%	2,330
2008	12.586215	8.201139	-34.84%	2,627
2007	11.700285	12.586215	7.57%	6,251
2006	10.604687	11.700285	10.33%	6,417
2005	10.155654	10.604687	4.42%	7,722
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.680133	16.107133	9.72%	541
2013	10.720318	14.680133	36.94%	1,089
2012	8.836708	10.720318	21.32%	658
2011	9.176656	8.836708	-3.70%	0
2010	7.855007	9.176656	16.83%	0
2009	5.840660	7.855007	34.49%	0
2008	10.036556	5.840660	-41.81%	0
2007	9.486630	10.036556	5.80%	0
2006	8.410119	9.486630	12.80%	3,490
2005	7.025201	8.410119	19.71%	14,512

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.380595	15.746409	9.50%	2,451
2013	10.511981	14.380595	36.80%	2,753
2012	8.690364	10.511981	20.96%	3,085
2011	9.032409	8.690364	-3.79%	3,328
2010	7.736696	9.032409	16.75%	3,684
2009	5.758071	7.736696	34.36%	3,964
2008	9.921586	5.758071	-41.96%	4,307
2007	9.395165	9.921586	5.60%	4,355
2006	8.342129	9.395165	12.62%	4,718
2005	6.985946	8.342129	19.41%	5,014
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.157517	21.670518	7.51%	41,472
2013	15.913634	20.157517	26.67%	49,659
2012	13.724039	15.913634	15.95%	54,208
2011	13.751266	13.724039	-0.20%	59,583
2010	12.075193	13.751266	13.88%	70,704
2009	9.384917	12.075193	28.67%	83,341
2008	16.553995	9.384917	-43.31%	95,984
2007	16.496753	16.553995	0.35%	118,279
2006	13.883525	16.496753	18.82%	147,479
2005	13.266576	13.883525	4.65%	196,907
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.733211	19.034921	7.34%	1,815
2013	14.019953	17.733211	26.49%	8,014
2012	12.104616	14.019953	15.82%	8,419
2011	12.153209	12.104616	-0.40%	15,326
2010	10.687776	12.153209	13.71%	17,743
2009	8.316040	10.687776	28.52%	13,988
2008	14.696214	8.316040	-43.41%	15,829
2007	14.666378	14.696214	0.20%	33,813
2006	12.358612	14.666378	18.67%	19,259
2005	11.830389	12.358612	4.46%	22,705
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	20.432610	22.318024	9.23%	56,042
2013	15.472351	20.432610	32.06%	84,190
2012	13.206685	15.472351	17.16%	85,125
2011	13.139646	13.206685	0.51%	97,332
2010	11.580940	13.139646	13.46%	96,050
2009	9.203963	11.580940	25.83%	104,575
2008	15.975576	9.203963	-42.39%	112,835
2007	14.415988	15.975576	10.82%	133,980
2006	12.891271	14.415988	11.83%	179,589
2005	12.115676	12.891271	6.40%	252,258

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.444233	16.845037	9.07%	8,070
2013	11.713468	15.444233	31.85%	8,098
2012	10.011253	11.713468	17.00%	9,609
2011	9.981630	10.011253	0.30%	9,665
2010	8.806383	9.981630	13.35%	13,448
2009	7.006879	8.806383	25.68%	15,356
2008	12.187797	7.006879	-42.51%	16,719
2007	11.012037	12.187797	10.68%	23,700
2006	9.860877	11.012037	11.67%	17,003
2005	9.278601	9.860877	6.28%	17,003
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	20.396597	22.440489	10.02%	42,100
2013	15.133931	20.396597	34.77%	68,307
2012	13.352701	15.133931	13.34%	71,826
2011	13.475071	13.352701	-0.91%	77,292
2010	10.977222	13.475071	22.75%	86,134
2009	8.656958	10.977222	26.80%	92,175
2008	16.580726	8.656958	-47.79%	106,324
2007	13.208436	16.580726	25.53%	136,264
2006	12.506294	13.208436	5.61%	165,886
2005	11.960117	12.506294	4.57%	220,023
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.691582	11.744421	9.85%	6,592
2013	7.944834	10.691582	34.57%	14,475
2012	7.018502	7.944834	13.20%	16,660
2011	7.095126	7.018502	-1.08%	16,913
2010	5.789006	7.095126	22.56%	17,486
2009	4.571900	5.789006	26.62%	21,283
2008	8.768922	4.571900	-47.86%	24,706
2007	6.997072	8.768922	25.32%	48,441
2006	6.635037	6.997072	5.46%	30,114
2005	6.355533	6.635037	4.40%	36,051
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.037786	15.039775	0.01%	17,319
2013	14.354224	15.037786	4.76%	31,184
2012	12.703532	14.354224	12.99%	31,482
2011	12.353078	12.703532	2.84%	34,644
2010	10.971401	12.353078	12.59%	43,377
2009	7.711926	10.971401	42.27%	50,041
2008	10.400525	7.711926	-25.85%	57,808
2007	10.239478	10.400525	1.57%	71,698
2006	9.307478	10.239478	10.01%	102,373
2005	9.174487	9.307478	1.45%	138,984

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.708475	15.684082	-0.16%	8,256
2013	15.019348	15.708475	4.59%	8,256
2012	13.318364	15.019348	12.77%	8,714
2011	12.977165	13.318364	2.63%	8,714
2010	11.537365	12.977165	12.48%	8,714
2009	8.127339	11.537365	41.96%	8,714
2008	10.972118	8.127339	-25.93%	9,554
2007	10.814272	10.972118	1.46%	29,178
2006	9.843498	10.814272	9.86%	12,199
2005	9.722859	9.843498	1.24%	12,231
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	20.269481	22.778437	12.38%	37,887
2013	15.489997	20.269481	30.86%	46,572
2012	13.505308	15.489997	14.70%	51,010
2011	13.375605	13.505308	0.97%	81,616
2010	11.751939	13.375605	13.82%	84,128
2009	9.380767	11.751939	25.28%	88,344
2008	15.047893	9.380767	-37.66%	96,111
2007	14.423885	15.047893	4.33%	114,723
2006	12.595391	14.423885	14.52%	141,238
2005	12.142907	12.595391	3.73%	205,103
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	19.787331	20.720604	4.72%	45,245
2013	20.359202	19.787331	-2.81%	55,058
2012	19.429750	20.359202	4.78%	58,973
2011	18.293751	19.429750	6.21%	70,614
2010	17.149370	18.293751	6.67%	72,993
2009	14.976555	17.149370	14.51%	80,504
2008	15.643818	14.976555	-4.27%	86,381
2007	15.152040	15.643818	3.25%	108,236
2006	14.674187	15.152040	3.26%	124,905
2005	14.511414	14.674187	1.12%	176,180
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	59.233389	62.243193	5.08%	8,156
2013	43.995767	59.233389	34.63%	9,323
2012	38.748176	43.995767	13.54%	9,581
2011	43.858856	38.748176	-11.65%	10,962
2010	34.438913	43.858856	27.35%	13,502
2009	24.857558	34.438913	38.55%	15,016
2008	41.529300	24.857558	-40.14%	16,268
2007	36.343831	41.529300	14.27%	26,295
2006	32.621316	36.343831	11.41%	37,691
2005	27.889399	32.621316	16.97%	44,943

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.566148	35.217068	4.92%	2,847
2013	24.966757	33.566148	34.44%	4,175
2012	22.024904	24.966757	13.36%	5,193
2011	24.967851	22.024904	-11.79%	5,960
2010	19.625370	24.967851	27.22%	10,496
2009	14.192006	19.625370	38.28%	13,065
2008	23.748996	14.192006	-40.24%	10,608
2007	20.810404	23.748996	14.12%	17,286
2006	18.710021	20.810404	11.23%	9,564
2005	16.021532	18.710021	16.78%	9,894
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.741356	12.608830	-1.04%	17,595
2013	12.872814	12.741356	-1.02%	22,298
2012	12.992118	12.872814	-0.92%	25,168
2011	13.115277	12.992118	-0.94%	25,324
2010	13.222317	13.115277	-0.81%	29,101
2009	13.266982	13.222317	-0.34%	57,563
2008	13.013656	13.266982	1.95%	63,604
2007	12.504729	13.013656	4.07%	71,979
2006	12.047827	12.504729	3.79%	65,585
2005	11.815716	12.047827	1.96%	94,160
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.184205	16.524864	-9.13%	5,362
2013	14.095394	18.184205	29.01%	7,669
2012	11.817774	14.095394	19.27%	7,711
2011	14.428754	11.817774	-18.10%	9,835
2010	12.905086	14.428754	11.81%	11,194
2009	10.314949	12.905086	25.11%	13,721
2008	18.570590	10.314949	-44.46%	15,360
2007	16.013333	18.570590	15.97%	21,956
2006	13.720391	16.013333	16.71%	28,177
2005	11.654511	13.720391	17.73%	37,787
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.590130	11.424328	-9.26%	0
2013	9.774936	12.590130	28.80%	0
2012	8.206543	9.774936	19.11%	0
2011	10.033227	8.206543	-18.21%	0
2010	8.986711	10.033227	11.65%	0
2009	7.195403	8.986711	24.90%	0
2008	12.976207	7.195403	-44.55%	125
2007	11.204018	12.976207	15.82%	7,622
2006	9.613928	11.204018	16.54%	2,025
2005	8.179347	9.613928	17.54%	2,884

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.955843	19.776019	10.14%	184
2013	13.716822	17.955843	30.90%	184
2012	11.475604	13.716822	19.53%	184
2011	11.900539	11.475604	-3.57%	184
2010	10.215316	11.900539	16.50%	184
2009	7.252624	10.215316	40.85%	184
2008	13.708178	7.252624	-47.09%	1,416
2007	13.583680	13.708178	0.92%	1,504
2006	11.983124	13.583680	13.36%	1,544
2005	11.415543	11.983124	4.97%	2,693
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.617607	19.368691	9.94%	3,438
2013	13.469719	17.617607	30.79%	3,814
2012	11.292471	13.469719	19.28%	4,149
2011	11.726114	11.292471	-3.70%	4,478
2010	10.084142	11.726114	16.28%	4,478
2009	7.171560	10.084142	40.61%	5,102
2008	13.573179	7.171560	-47.16%	5,102
2007	13.467426	13.573179	0.79%	9,867
2006	11.895944	13.467426	13.21%	0
2005	11.358814	11.895944	4.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	23.473191	24.781151	5.57%	0
2013	18.185561	23.473191	29.08%	0
2012	14.460101	18.185561	25.76%	0
2011	16.031778	14.460101	-9.80%	0
2010	12.812342	16.031778	25.13%	0
2009	8.226531	12.812342	55.74%	0
2008	17.028385	8.226531	-51.69%	0
2007	16.297460	17.028385	4.48%	0
2006	14.174098	16.297460	14.98%	0
2005	13.967283	14.174098	1.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.823210	23.000502	5.39%	1,226
2013	16.941159	21.823210	28.82%	1,091
2012	13.474508	16.941159	25.73%	2,840
2011	14.970128	13.474508	-9.99%	5,868
2010	11.974931	14.970128	25.01%	6,364
2009	7.700790	11.974931	55.50%	4,705
2008	15.976167	7.700790	-51.80%	784
2007	15.313385	15.976167	4.33%	5,881
2006	13.339953	15.313385	14.79%	9,812
2005	13.161718	13.339953	1.35%	5,280

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.654328	12.878088	1.77%	0
2013	10.332486	12.654328	22.47%	0
2012	9.054124	10.332486	14.12%	0
2011	9.293298	9.054124	-2.57%	0
2010	8.518401	9.293298	9.10%	0
2009	6.609350	8.518401	28.88%	0
2008*	10.000000	6.609350	-33.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	21.167022	22.831023	7.86%	0
2013	16.448521	21.167022	28.69%	0
2012	14.819159	16.448521	10.99%	0
2011	14.089420	14.819159	5.18%	0
2010	11.773473	14.089420	19.67%	0
2009	10.111387	11.773473	16.44%	0
2008	13.987405	10.111387	-27.71%	0
2007	14.486358	13.987405	-3.44%	0
2006	12.466872	14.486358	16.20%	0
2005	12.151319	12.466872	2.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.816615	17.473796	-11.82%	335
2013	16.245851	19.816615	21.98%	363
2012	13.844140	16.245851	17.35%	374
2011	15.622523	13.844140	-11.38%	374
2010	14.527883	15.622523	7.53%	374
2009	10.690166	14.527883	35.90%	374
2008	18.077045	10.690166	-40.86%	374
2007	15.778652	18.077045	14.57%	374
2006	13.102663	15.778652	20.42%	374
2005	11.985661	13.102663	9.32%	374
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.288037	17.433551	7.03%	95
2013	11.774948	16.288037	38.33%	95
2012	10.494245	11.774948	12.20%	95
2011	11.329346	10.494245	-7.37%	95
2010	9.575938	11.329346	18.31%	210
2009	5.842418	9.575938	63.90%	210
2008	11.603539	5.842418	-49.65%	641
2007	10.053985	11.603539	15.41%	5,593
2006	9.900523	10.053985	1.55%	281
2005	9.295306	9.900523	6.51%	535

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.586292	21.144383	7.96%	466
2013	14.591718	19.586292	34.23%	485
2012	12.400212	14.591718	17.67%	504
2011	12.801370	12.400212	-3.13%	522
2010	11.182029	12.801370	14.48%	2,301
2009	8.800646	11.182029	27.06%	2,834
2008	13.854134	8.800646	-36.48%	6,017
2007	14.335726	13.854134	-3.36%	15,805
2006	12.484346	14.335726	14.83%	30,396
2005	12.118416	12.484346	3.02%	37,695
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.719727	16.821788	7.01%	0
2013	12.291378	15.719727	27.89%	0
2012	10.907868	12.291378	12.68%	0
2011	11.030355	10.907868	-1.11%	0
2010	10.175067	11.030355	8.41%	0
2009	8.014968	10.175067	26.95%	0
2008	11.595080	8.014968	-30.88%	0
2007	10.839019	11.595080	6.98%	0
2006*	10.000000	10.839019	8.39%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.428258	16.464120	6.71%	0
2013	12.092805	15.428258	27.58%	0
2012	10.757029	12.092805	12.42%	0
2011	10.902946	10.757029	-1.34%	0
2010	10.085756	10.902946	8.10%	0
2009	7.964193	10.085756	26.64%	0
2008	11.551306	7.964193	-31.05%	0
2007	10.821915	11.551306	6.74%	0
2006*	10.000000	10.821915	8.22%	7,210
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	23.919646	23.689765	-0.96%	0
2013	20.362137	23.919646	17.47%	0
2012	17.854993	20.362137	14.04%	0
2011	19.400585	17.854993	-7.97%	58
2010	17.411115	19.400585	11.43%	105
2009	13.042465	17.411115	33.50%	184
2008	22.170311	13.042465	-41.17%	284
2007	19.578283	22.170311	13.24%	362
2006	15.471764	19.578283	26.54%	367
2005	13.283870	15.471764	16.47%	367

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.669895	21.359786	3.34%	0
2013	16.216495	20.669895	27.46%	0
2012	14.770829	16.216495	9.79%	0
2011	15.944190	14.770829	-7.36%	0
2010	14.120497	15.944190	12.92%	0
2009	10.959279	14.120497	28.85%	0
2008	15.494703	10.959279	-29.27%	0
2007	14.294961	15.494703	8.39%	0
2006	12.986306	14.294961	10.08%	0
2005	12.194944	12.986306	6.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.228948	14.142084	6.90%	0
2013	9.757551	13.228948	35.58%	0
2012*	10.000000	9.757551	-2.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.188629	14.053958	6.56%	0
2013	9.757113	13.188629	35.17%	0
2012*	10.000000	9.757113	-2.43%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.129569	16.057296	-6.26%	437
2013	13.834452	17.129569	23.82%	8,529
2012	11.731882	13.834452	17.92%	12,046
2011	12.776814	11.731882	-8.18%	8,238
2010	11.881573	12.776814	7.53%	8,595
2009*	10.000000	11.881573	18.82%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.469268	-5.31%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.499536	14.501018	7.42%	0
2013	9.942442	13.499536	35.78%	0
2012	8.630733	9.942442	15.20%	0
2011	9.295148	8.630733	-7.15%	0
2010	7.270430	9.295148	27.85%	506
2009	5.201819	7.270430	39.77%	521
2008	10.860457	5.201819	-52.10%	521
2007	10.023184	10.860457	8.35%	742
2006	9.901813	10.023184	1.23%	742
2005	9.728607	9.901813	1.78%	813

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.654876	20.736980	-8.47%	888
2013	16.212619	22.654876	39.74%	3,664
2012	13.552796	16.212619	19.63%	1,185
2011	15.302157	13.552796	-11.43%	1,674
2010	11.375901	15.302157	34.51%	732
2009	7.056524	11.375901	61.21%	236
2008	11.791454	7.056524	-40.16%	318
2007	11.654924	11.791454	1.17%	593
2006	10.429677	11.654924	11.75%	2,814
2005	10.035156	10.429677	3.93%	12,213
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.619111	23.574601	9.05%	2,328
2013	16.112932	21.619111	34.17%	3,940
2012	14.052443	16.112932	14.66%	3,243
2011	14.267801	14.052443	-1.51%	3,477
2010	12.964936	14.267801	10.05%	6,635
2009	10.700192	12.964936	21.17%	8,546
2008	16.078318	10.700192	-33.45%	7,981
2007	15.102993	16.078318	6.46%	8,297
2006	12.665632	15.102993	19.24%	14,079
2005	12.022191	12.665632	5.35%	3,968
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.161848	15.172591	0.07%	269
2013	12.005153	15.161848	26.29%	0
2012	10.465531	12.005153	14.71%	0
2011	10.767727	10.465531	-2.81%	0
2010*	10.000000	10.767727	7.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.472230	22.880136	11.76%	7,874
2013	15.712824	20.472230	30.29%	7,874
2012	13.875525	15.712824	13.24%	0
2011	13.954566	13.875525	-0.57%	0
2010	12.463440	13.954566	11.96%	0
2009*	10.000000	12.463440	24.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.445401	15.007053	3.89%	6,918
2013	11.841407	14.445401	21.99%	7,002
2012	10.341961	11.841407	14.50%	5,921
2011	10.355268	10.341961	-0.13%	6,901
2010	9.342382	10.355268	10.84%	6,304
2009	7.650257	9.342382	22.12%	9,986
2008	11.009718	7.650257	-30.51%	9,603
2007	10.483365	11.009718	5.02%	3,681
2006*	10.000000	10.483365	4.83%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.593846	12.043245	3.88%	1,239
2013	12.026412	11.593846	-3.60%	1,318
2012	11.579229	12.026412	3.86%	1,395
2011	11.068248	11.579229	4.62%	2,181
2010	10.553506	11.068248	4.88%	2,510
2009	9.510049	10.553506	10.97%	1,785
2008	10.663696	9.510049	-10.82%	5,725
2007	10.465384	10.663696	1.89%	6,263
2006*	10.000000	10.465384	4.65%	4,093
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.752053	15.872767	0.77%	2,326
2013	12.374839	15.752053	27.29%	2,180
2012	10.243919	12.374839	20.80%	2,861
2011	11.415074	10.243919	-10.26%	3,582
2010	10.364857	11.415074	10.13%	4,402
2009	7.397298	10.364857	40.12%	4,463
2008	12.183081	7.397298	-39.28%	3,767
2007	10.766487	12.183081	13.16%	481
2006*	10.000000	10.766487	7.66%	260
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.194790	15.178790	6.93%	531
2013	11.068060	14.194790	28.25%	531
2012	9.527781	11.068060	16.17%	531
2011	10.102292	9.527781	-5.69%	531
2010	8.637900	10.102292	16.95%	562
2009	6.290124	8.637900	37.32%	637
2008	11.395152	6.290124	-44.80%	2,560
2007	10.292123	11.395152	10.72%	6,015
2006*	10.000000	10.292123	2.92%	5,839
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.603290	13.746423	9.07%	0
2013	9.578957	12.603290	31.57%	0
2012	8.269783	9.578957	15.83%	0
2011	8.548465	8.269783	-3.26%	481
2010	7.784737	8.548465	9.81%	481
2009	6.019832	7.784737	29.32%	481
2008	9.822744	6.019832	-38.72%	0
2007*	10.000000	9.822744	-1.77%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.861869	-1.38%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.694728	13.385387	5.44%	0
2013	8.938316	12.694728	42.03%	0
2012	7.731723	8.938316	15.61%	0
2011	8.844504	7.731723	-12.58%	0
2010	7.746461	8.844504	14.17%	0
2009	5.118002	7.746461	51.36%	0
2008*	10.000000	5.118002	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.171129	15.509074	9.44%	0
2013	10.320552	14.171129	37.31%	0
2012	9.354633	10.320552	10.33%	0
2011	9.764175	9.354633	-4.19%	0
2010	7.984850	9.764175	22.28%	0
2009	6.134943	7.984850	30.15%	0
2008*	10.000000	6.134943	-38.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.087093	15.404136	9.35%	0
2013	10.275203	14.087093	37.10%	0
2012	9.323194	10.275203	10.21%	0
2011	9.740004	9.323194	-4.28%	0
2010	7.966315	9.740004	22.26%	0
2009	6.133036	7.966315	29.89%	0
2008*	10.000000	6.133036	-38.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.631444	13.060872	3.40%	0
2013	9.859382	12.631444	28.12%	0
2012	8.578538	9.859382	14.93%	0
2011	9.260039	8.578538	-7.36%	0
2010	8.140741	9.260039	13.75%	0
2009	6.367935	8.140741	27.84%	0
2008*	10.000000	6.367935	-36.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.505958	12.906437	3.20%	0
2013	11.022994	12.505958	13.45%	0
2012	10.030754	11.022994	9.89%	0
2011	10.275186	10.030754	-2.38%	0
2010	9.405466	10.275186	9.25%	0
2009	7.932892	9.405466	18.56%	0
2008*	10.000000	7.932892	-20.67%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.696218	13.153042	3.60%	0
2013	10.582587	12.696218	19.97%	0
2012	9.411202	10.582587	12.45%	0
2011	9.850488	9.411202	-4.46%	0
2010	8.857611	9.850488	11.21%	0
2009	7.209508	8.857611	22.86%	0
2008*	10.000000	7.209508	-27.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.899772	12.167708	2.25%	0
2013	11.460716	11.899772	3.83%	0
2012	10.774655	11.460716	6.37%	0
2011	10.737241	10.774655	0.35%	0
2010	10.160215	10.737241	5.68%	0
2009	9.085119	10.160215	11.83%	0
2008*	10.000000	9.085119	-9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.605515	13.043195	3.47%	1,660
2013	10.813896	12.605515	16.57%	1,660
2012	9.725833	10.813896	11.19%	1,869
2011	10.063573	9.725833	-3.36%	2,056
2010	9.131965	10.063573	10.20%	2,242
2009	7.567920	9.131965	20.67%	2,357
2008*	10.000000	7.567920	-24.32%	2,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.643919	13.081898	3.46%	0
2013	10.281952	12.643919	22.97%	0
2012	9.068578	10.281952	13.38%	0
2011	9.613723	9.068578	-5.67%	0
2010	8.574368	9.613723	12.12%	0
2009	6.845834	8.574368	25.25%	0
2008*	10.000000	6.845834	-31.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.352989	12.722265	2.99%	0
2013	11.222791	12.352989	10.07%	0
2012	10.306939	11.222791	8.89%	0
2011	10.444335	10.306939	-1.32%	0
2010	9.680631	10.444335	7.89%	0
2009	8.313515	9.680631	16.44%	0
2008*	10.000000	8.313515	-16.86%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.291451	12.777225	3.95%	0
2013	12.663947	12.291451	-2.94%	0
2012	11.877682	12.663947	6.62%	0
2011	11.260758	11.877682	5.48%	0
2010	10.630137	11.260758	5.93%	0
2009	9.875451	10.630137	7.64%	0
2008*	10.000000	9.875451	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.112267	12.545850	3.58%	1,272
2013	12.507007	12.112267	-3.16%	66
2012	11.760054	12.507007	6.35%	66
2011	11.186669	11.760054	5.13%	771
2010	10.587733	11.186669	5.66%	946
2009	9.853568	10.587733	7.45%	0
2008*	10.000000	9.853568	-1.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.100059	13.595280	3.78%	0
2013	13.515986	13.100059	-3.08%	0
2012	12.752073	13.515986	5.99%	0
2011	12.152136	12.752073	4.94%	0
2010	11.359380	12.152136	6.98%	0
2009	9.859397	11.359380	15.21%	216
2008*	10.000000	9.859397	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.999369	25.185006	-6.72%	640
2013	27.169305	26.999369	-0.63%	503
2012	23.470499	27.169305	15.76%	891
2011	30.643706	23.470499	-23.41%	1,184
2010	26.717332	30.643706	14.70%	1,857
2009	16.555917	26.717332	61.38%	1,857
2008	39.771198	16.555917	-58.37%	0
2007	27.684411	39.771198	43.66%	1,103
2006	20.524022	27.684411	34.89%	2,021
2005	15.673744	20.524022	30.95%	2,021
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.323119	14.820282	3.47%	2,901
2013	15.086961	14.323119	-5.06%	7,590
2012	14.795179	15.086961	1.97%	7,605
2011	13.940375	14.795179	6.13%	10,897
2010	13.445366	13.940375	3.68%	28,155
2009	13.232314	13.445366	1.61%	27,612
2008	12.414394	13.232314	6.59%	35,390
2007	11.708684	12.414394	6.03%	17,612
2006	11.450017	11.708684	2.26%	19,427
2005	11.205498	11.450017	2.18%	27,143

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.252645	9.089595	-1.76%	0
2013	7.953895	9.252645	16.33%	0
2012	6.976264	7.953895	14.01%	0
2011	7.833485	6.976264	-10.94%	0
2010	7.005626	7.833485	11.82%	0
2009	5.469221	7.005626	28.09%	0
2008*	10.000000	5.469221	-45.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.410463	20.164181	3.88%	10,201
2013	15.415961	19.410463	25.91%	10,201
2012	13.442186	15.415961	14.68%	10,201
2011	14.140434	13.442186	-4.94%	15,538
2010	12.466690	14.140434	13.43%	11,639
2009	9.904416	12.466690	25.87%	3,597
2008	15.848926	9.904416	-37.51%	3,597
2007	15.117287	15.848926	4.84%	3,597
2006	13.072210	15.117287	15.64%	17,040
2005	12.239747	13.072210	6.80%	467
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.230653	15.761762	3.49%	0
2013	13.570556	15.230653	12.23%	0
2012	12.538058	13.570556	8.23%	0
2011	12.559714	12.538058	-0.17%	0
2010	11.558545	12.559714	8.66%	0
2009*	10.000000	11.558545	15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.294686	18.005019	4.11%	0
2013	14.626774	17.294686	18.24%	0
2012	13.169128	14.626774	11.07%	0
2011	13.434287	13.169128	-1.97%	0
2010	12.118836	13.434287	10.85%	0
2009*	10.000000	12.118836	21.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.242100	14.640809	2.80%	4,374
2013	13.729844	14.242100	3.73%	4,752
2012	13.193067	13.729844	4.07%	8,154
2011	12.953138	13.193067	1.85%	8,467
2010	12.362126	12.953138	4.78%	10,122
2009	11.452870	12.362126	7.94%	11,634
2008	12.316183	11.452870	-7.01%	12,036
2007	11.811964	12.316183	4.27%	7,549
2006	11.243892	11.811964	5.05%	4,704
2005	10.999151	11.243892	2.23%	22,554

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.281783	17.986310	4.08%	8,402
2013	14.975171	17.281783	15.40%	9,256
2012	13.657775	14.975171	9.65%	10,229
2011	13.807989	13.657775	-1.09%	11,150
2010	12.581377	13.807989	9.75%	19,227
2009	10.672629	12.581377	17.88%	33,519
2008	14.043429	10.672629	-24.00%	33,509
2007	13.433029	14.043429	4.54%	56,899
2006	12.191118	13.433029	10.19%	82,418
2005	11.695127	12.191118	4.24%	76,654
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.678420	19.398476	3.86%	2,114
2013	15.424885	18.678420	21.09%	2,382
2012	13.703339	15.424885	12.56%	3,322
2011	14.149351	13.703339	-3.15%	7,021
2010	12.672954	14.149351	11.65%	5,885
2009	10.295991	12.672954	23.09%	6,197
2008	15.166189	10.295991	-32.11%	4,288
2007	14.439904	15.166189	5.03%	5,923
2006	12.740207	14.439904	13.34%	9,278
2005	12.024631	12.740207	5.95%	7,311
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.009871	16.592574	3.64%	4,462
2013	14.642982	16.009871	9.33%	4,763
2012	13.697469	14.642982	6.90%	7,492
2011	13.562782	13.697469	0.99%	9,388
2010	12.630959	13.562782	7.38%	9,701
2009	11.142496	12.630959	13.36%	10,549
2008	13.254832	11.142496	-15.94%	8,996
2007	12.654754	13.254832	4.74%	6,858
2006	11.795191	12.654754	7.29%	2,698
2005	11.408246	11.795191	3.39%	5,040
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.455686	23.098638	7.66%	0
2013	15.861569	21.455686	35.27%	0
2012	13.506535	15.861569	17.44%	0
2011	13.961417	13.506535	-3.26%	0
2010	12.968302	13.961417	7.66%	0
2009*	10.000000	12.968302	29.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.194449	22.767593	7.42%	115,131
2013	15.716474	21.194449	34.85%	140,984
2012	13.412762	15.716474	17.18%	133,339
2011	13.901642	13.412762	-3.52%	150,467
2010	12.946463	13.901642	7.38%	173,436
2009*	10.000000	12.946463	29.46%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.500963	27.610268	8.27%	0
2013	19.370059	25.500963	31.65%	0
2012	16.664315	19.370059	16.24%	0
2011	17.280443	16.664315	-3.57%	0
2010	13.837935	17.280443	24.88%	0
2009	10.226107	13.837935	35.32%	0
2008	16.265808	10.226107	-37.13%	0
2007	15.283947	16.265808	6.42%	0
2006	14.055679	15.283947	8.74%	0
2005	12.671316	14.055679	10.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	23.771044	25.679765	8.03%	11,879
2013	18.088834	23.771044	31.41%	13,212
2012	15.588328	18.088834	16.04%	13,212
2011	16.186930	15.588328	-3.70%	13,555
2010	12.996885	16.186930	24.54%	1,333
2009	9.622500	12.996885	35.07%	628
2008	15.342196	9.622500	-37.28%	2,046
2007	14.441308	15.342196	6.24%	5,666
2006	13.298521	14.441308	8.59%	7,534
2005	12.010284	13.298521	10.73%	14,075
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.383985	10.274956	-1.05%	7,360
2013	10.494168	10.383985	-1.05%	10,201
2012	10.605830	10.494168	-1.05%	33,693
2011	10.718057	10.605830	-1.05%	53,185
2010	10.831770	10.718057	-1.05%	41,963
2009	10.942117	10.831770	-1.01%	38,669
2008	10.835698	10.942117	0.98%	73,977
2007	10.450453	10.835698	3.69%	36,911
2006	10.103332	10.450453	3.44%	47,073
2005	9.944911	10.103332	1.59%	85,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.295294	11.025589	-2.39%	0
2013	9.427986	11.295294	19.81%	0
2012	8.248134	9.427986	14.30%	0
2011	9.223066	8.248134	-10.57%	0
2010	8.190204	9.223066	12.61%	0
2009	6.081303	8.190204	34.68%	0
2008*	10.000000	6.081303	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.042231	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.025703	-9.74%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.504916	14.719248	8.99%	0
2013	10.153858	13.504916	33.00%	0
2012	8.835757	10.153858	14.92%	0
2011	9.227618	8.835757	-4.25%	0
2010	8.083927	9.227618	14.15%	0
2009	6.315863	8.083927	27.99%	0
2008*	10.000000	6.315863	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.808669	13.972429	9.09%	7,338
2013	9.586617	12.808669	33.61%	7,555
2012	8.239178	9.586617	16.35%	7,574
2011	8.866617	8.239178	-7.08%	7,659
2010	7.947674	8.866617	11.56%	9,361
2009	6.303974	7.947674	26.07%	10,191
2008*	10.000000	6.303974	-36.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.369420	14.747450	2.63%	0
2013	10.477098	14.369420	37.15%	0
2012	9.235966	10.477098	13.44%	0
2011	9.768575	9.235966	-5.45%	0
2010	7.806045	9.768575	25.14%	0
2009	6.226065	7.806045	25.38%	0
2008*	10.000000	6.226065	-37.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.319402	17.738513	15.79%	2,213
2013	11.410822	15.319402	34.25%	841
2012	9.911992	11.410822	15.12%	618
2011	10.255010	9.911992	-3.34%	0
2010	8.663025	10.255010	18.38%	0
2009	6.710343	8.663025	29.10%	0
2008*	10.000000	6.710343	-32.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.152399	16.388480	1.46%	348
2013	11.339849	16.152399	42.44%	327
2012	10.133668	11.339849	11.90%	344
2011	10.329936	10.133668	-1.90%	4,085
2010	8.344615	10.329936	23.79%	1,470
2009	6.630538	8.344615	25.85%	1,597
2008	12.533752	6.630538	-47.10%	1,923
2007	11.568434	12.533752	8.34%	981
2006	11.351949	11.568434	1.91%	1,497
2005	10.648377	11.351949	6.61%	9,361

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.636830	26.089999	5.90%	0
2013	17.733683	24.636830	38.93%	0
2012	14.880025	17.733683	19.18%	0
2011	15.840799	14.880025	-6.07%	0
2010	12.644698	15.840799	25.28%	0
2009	10.124674	12.644698	24.89%	0
2008	15.081190	10.124674	-32.87%	0
2007	16.370754	15.081190	-7.88%	0
2006	14.104766	16.370754	16.07%	0
2005	13.829059	14.104766	1.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.263174	23.519757	5.64%	748
2013	16.068223	22.263174	38.55%	1,473
2012	13.498315	16.068223	19.04%	1,832
2011	14.428045	13.498315	-6.44%	2,540
2010	11.528853	14.428045	25.15%	4,766
2009	9.257240	11.528853	24.54%	3,419
2008	13.819250	9.257240	-33.01%	3,513
2007	15.055018	13.819250	-8.21%	11,267
2006	12.992956	15.055018	15.87%	26,053
2005	12.775132	12.992956	1.71%	28,313
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	25.350482	25.288778	-0.24%	0
2013	18.181800	25.350482	39.43%	0
2012	15.908896	18.181800	14.29%	0
2011	17.023705	15.908896	-6.55%	0
2010	13.728282	17.023705	24.00%	0
2009	10.299738	13.728282	33.29%	0
2008	16.840357	10.299738	-38.84%	0
2007	16.664715	16.840357	1.05%	0
2006	15.031518	16.664715	10.87%	0
2005	13.524702	15.031518	11.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.302247	25.175779	-0.50%	0
2013	18.193156	25.302247	39.08%	304
2012	15.956938	18.193156	14.01%	304
2011	17.119350	15.956938	-6.79%	304
2010	13.842985	17.119350	23.67%	304
2009	10.406840	13.842985	33.02%	931
2008	17.061158	10.406840	-39.00%	2,276
2007	16.922573	17.061158	0.82%	2,528
2006	15.303222	16.922573	10.58%	4,019
2005	13.807416	15.303222	10.83%	1,983

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.285886	14.699813	10.64%	0
2013	10.265943	13.285886	29.42%	0
2012	9.113205	10.265943	12.65%	0
2011	9.175009	9.113205	-0.67%	0
2010	8.189404	9.175009	12.04%	0
2009	6.591688	8.189404	24.24%	0
2008	11.409283	6.591688	-42.23%	0
2007	10.687410	11.409283	6.75%	0
2006*	10.000000	10.687410	6.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.327134	14.414449	27.26%	707
2013	11.146351	11.327134	1.62%	707
2012	9.746281	11.146351	14.37%	13,179
2011	9.279850	9.746281	5.03%	13,179
2010	7.224001	9.279850	28.46%	13,186
2009	5.593752	7.224001	29.14%	12,794
2008*	10.000000	5.593752	-44.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.786170	10.725622	-0.56%	0
2013	10.889131	10.786170	-0.95%	0
2012	10.630383	10.889131	2.43%	0
2011	10.605217	10.630383	0.24%	0
2010	10.464519	10.605217	1.34%	0
2009	9.873597	10.464519	5.98%	0
2008*	10.000000	9.873597	-1.26%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.592600	15.080789	-9.11%	0
2013	13.962887	16.592600	18.83%	771
2012	11.802340	13.962887	18.31%	512
2011	13.619829	11.802340	-13.34%	0
2010	12.942918	13.619829	5.23%	0
2009*	10.000000	12.942918	29.43%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.450926	21.244856	9.22%	0
2013	14.285467	19.450926	36.16%	0
2012	13.009065	14.285467	9.81%	0
2011	13.564681	13.009065	-4.10%	0
2010	11.158301	13.564681	21.57%	0
2009	8.580237	11.158301	30.05%	0
2008	14.319374	8.580237	-40.08%	955
2007	13.448279	14.319374	6.48%	955
2006	11.952742	13.448279	12.51%	955
2005	11.304090	11.952742	5.74%	955

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.586376	23.873700	1.22%	0
2013	18.723716	23.586376	25.97%	0
2012	15.604547	18.723716	19.99%	0
2011	17.195348	15.604547	-9.25%	0
2010	14.985304	17.195348	14.75%	0
2009	10.835018	14.985304	38.30%	0
2008	18.307769	10.835018	-40.82%	0
2007	17.403348	18.307769	5.20%	0
2006	14.943675	17.403348	16.46%	0
2005	13.211508	14.943675	13.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.930635	23.156372	0.98%	1,701
2013	18.248454	22.930635	25.66%	202
2012	15.247979	18.248454	19.68%	212
2011	16.845914	15.247979	-9.49%	221
2010	14.714021	16.845914	14.49%	231
2009	10.670734	14.714021	37.89%	1,008
2008	18.073216	10.670734	-40.96%	1,008
2007	17.218944	18.073216	4.96%	1,008
2006	14.826709	17.218944	16.13%	1,008
2005	13.136583	14.826709	12.87%	3,895
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.040205	10.216795	1.76%	0
2013	10.160185	10.040205	-1.18%	0
2012*	10.000000	10.160185	1.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.881764	19.148991	1.42%	1,172
2013	19.152401	18.881764	-1.41%	1,840
2012	17.106695	19.152401	11.96%	1,939
2011	17.176269	17.106695	-0.41%	6,213
2010	15.124262	17.176269	13.57%	25,928
2009	12.908525	15.124262	17.16%	9,786
2008	15.255259	12.908525	-15.38%	8,821
2007	14.073684	15.255259	8.40%	18,923
2006	13.263210	14.073684	6.11%	15,254
2005	13.079309	13.263210	1.41%	24,379
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.049310	-9.51%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.644110	19.274662	9.24%	0
2013	13.566264	17.644110	30.06%	0
2012	11.757690	13.566264	15.38%	0
2011	11.919682	11.757690	-1.36%	2,299
2010	10.400198	11.919682	14.61%	6,183
2009	8.211751	10.400198	26.65%	1,234
2008	13.521975	8.211751	-39.27%	1,214
2007	13.121491	13.521975	3.05%	1,459
2006	11.555026	13.121491	13.56%	1,667
2005	11.043333	11.555026	4.63%	2,016
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	27.440290	30.392374	10.76%	573
2013	19.665405	27.440290	39.54%	621
2012	16.844687	19.665405	16.75%	639
2011	17.408207	16.844687	-3.24%	639
2010	14.256010	17.408207	22.11%	639
2009	10.501274	14.256010	35.76%	639
2008	17.070554	10.501274	-38.48%	639
2007	17.463965	17.070554	-2.25%	639
2006	15.347061	17.463965	13.79%	639
2005	14.109649	15.347061	8.77%	639
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.453814	17.073717	10.48%	973
2013	11.106103	15.453814	39.15%	1,904
2012	9.538722	11.106103	16.43%	1,904
2011	9.875050	9.538722	-3.41%	3,328
2010	8.109930	9.875050	21.76%	1,082
2009	5.987593	8.109930	35.45%	58
2008	9.760631	5.987593	-38.66%	113
2007	10.004023	9.760631	-2.43%	653
2006*	10.000000	10.004023	0.04%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.717416	-2.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.170653	12.079112	-0.75%	0
2013	13.164295	12.170653	-7.55%	0
2012	12.642832	13.164295	4.12%	598
2011	11.784787	12.642832	7.28%	598
2010	10.889269	11.784787	8.22%	449
2009*	10.000000	10.889269	8.89%	449

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.787175	11.750690	-0.31%	826
2013	11.939974	11.787175	-1.28%	684
2012	11.410852	11.939974	4.64%	883
2011	11.416548	11.410852	-0.05%	742
2010	10.968874	11.416548	4.08%	910
2009*	10.000000	10.968874	9.69%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.834361	21.732555	9.57%	0
2013	14.773855	19.834361	34.25%	0
2012	12.532606	14.773855	17.88%	0
2011	13.281764	12.532606	-5.64%	0
2010	11.735341	13.281764	13.18%	0
2009	9.136180	11.735341	28.45%	0
2008	15.061669	9.136180	-39.34%	0
2007	16.200708	15.061669	-7.03%	0
2006	14.124764	16.200708	14.70%	0
2005	13.565020	14.124764	4.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.731045	15.433306	-7.76%	0
2013	13.202498	16.731045	26.73%	0
2012	10.944329	13.202498	20.63%	0
2011	13.315058	10.944329	-17.80%	0
2010	12.230098	13.315058	8.87%	0
2009	9.916958	12.230098	23.33%	0
2008	17.881480	9.916958	-44.54%	0
2007	16.676909	17.881480	7.22%	0
2006	13.195632	16.676909	26.38%	0
2005	11.885512	13.195632	11.02%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	22.446041	22.973072	2.35%	0
2013	16.248514	22.446041	38.14%	0
2012	13.977096	16.248514	16.25%	0
2011	14.825841	13.977096	-5.72%	0
2010	11.892861	14.825841	24.66%	0
2009	9.137712	11.892861	30.15%	0
2008	15.229287	9.137712	-40.00%	0
2007	17.634846	15.229287	-13.64%	0
2006	15.193728	17.634846	16.07%	0
2005	14.345748	15.193728	5.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.980611	20.607069	8.57%	0
2013	13.346248	18.980611	42.22%	0
2012	11.808114	13.346248	13.03%	0
2011	14.525861	11.808114	-18.71%	0
2010	12.152431	14.525861	19.53%	0
2009	7.493377	12.152431	62.18%	0
2008	12.026750	7.493377	-37.69%	0
2007	11.519162	12.026750	4.41%	0
2006	11.040925	11.519162	4.33%	0
2005	10.556790	11.040925	4.59%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.884581	13.713828	6.44%	0
2013	13.097294	12.884581	-1.62%	0
2012	12.122213	13.097294	8.04%	0
2011	11.622491	12.122213	4.30%	0
2010	10.991934	11.622491	5.74%	0
2009	10.155893	10.991934	8.23%	0
2008	11.462089	10.155893	-11.40%	0
2007	11.009855	11.462089	4.11%	0
2006	10.743786	11.009855	2.48%	0
2005	10.446519	10.743786	2.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.666680	8.538289	-19.95%	0
2013	9.752541	10.666680	9.37%	0
2012*	10.000000	9.752541	-2.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.538538	8.410378	-20.19%	0
2013	9.656218	10.538538	9.14%	0
2012*	10.000000	9.656218	-3.44%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.631424	23.915161	-2.91%	7,119
2013	16.569702	24.631424	48.65%	6,837
2012	15.524010	16.569702	6.74%	329
2011	16.444292	15.524010	-5.60%	329
2010	13.109049	16.444292	25.44%	666
2009*	10.000000	13.109049	31.09%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	18.125344	19.591347	8.09%	34,050
2013	13.616575	18.125344	33.11%	37,573
2012	11.743303	13.616575	15.95%	46,719
2011	11.194135	11.743303	4.91%	51,732
2010	10.034302	11.194135	11.56%	59,375
2009	8.430404	10.034302	19.03%	74,207
2008	14.373500	8.430404	-41.35%	82,166
2007	13.860584	14.373500	3.70%	86,416
2006	11.979692	13.860584	15.70%	101,959
2005	11.580332	11.979692	3.45%	115,073
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.425541	17.045531	-7.49%	1,930
2013	15.180093	18.425541	21.38%	2,917
2012	13.441395	15.180093	12.94%	3,299
2011	16.869829	13.441395	-20.32%	3,801
2010	16.354214	16.869829	3.15%	5,888
2009	12.307472	16.354214	32.88%	11,434
2008	26.638157	12.307472	-53.80%	16,861
2007	25.511897	26.638157	4.41%	22,970
2006	19.090479	25.511897	33.64%	26,169
2005	16.565529	19.090479	15.24%	28,287
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.900605	17.902105	12.59%	12,967
2013	11.735422	15.900605	35.49%	18,698
2012	10.218714	11.735422	14.84%	21,043
2011	10.681727	10.218714	-4.81%	24,646
2010	9.833678	10.681727	8.62%	24,881
2009	7.252108	9.833678	35.60%	34,465
2008	12.185099	7.252108	-40.48%	18,376
2007	10.844913	12.185099	12.36%	23,393
2006	11.035952	10.844913	-1.73%	22,082
2005	9.716171	11.035952	13.58%	23,740
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.773223	31.002482	7.75%	25,204
2013	21.137866	28.773223	36.12%	30,823
2012	18.041407	21.137866	17.16%	36,412
2011	19.962858	18.041407	-9.63%	44,579
2010	15.945053	19.962858	25.20%	56,635
2009	11.301449	15.945053	41.09%	64,035
2008	17.785000	11.301449	-36.46%	64,307
2007	17.713317	17.785000	0.40%	91,978
2006	15.682603	17.713317	12.95%	95,673
2005	14.870443	15.682603	5.46%	92,488

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.390246	15.515057	0.81%	43,308
2013	13.600734	15.390246	13.16%	39,246
2012	12.505920	13.600734	8.75%	40,903
2011	13.122397	12.505920	-4.70%	33,271
2010	12.088339	13.122397	8.55%	13,209
2009*	10.000000	12.088339	20.88%	1,482
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.904285	9.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.466072	27.515493	3.97%	7,154
2013	19.017444	26.466072	39.17%	7,968
2012	16.614102	19.017444	14.47%	10,310
2011	16.704505	16.614102	-0.54%	17,125
2010	13.423319	16.704505	24.44%	21,473
2009	10.855792	13.423319	23.65%	25,963
2008	15.888422	10.855792	-31.67%	31,052
2007	16.172015	15.888422	-1.75%	33,464
2006	14.291795	16.172015	13.16%	40,401
2005	13.475585	14.291795	6.06%	39,190
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.579404	19.724931	12.20%	4,211
2013	13.230850	17.579404	32.87%	4,419
2012	11.947638	13.230850	10.74%	5,231
2011	11.972345	11.947638	-0.21%	6,296
2010	10.543340	11.972345	13.55%	11,315
2009	7.970211	10.543340	32.28%	14,826
2008	12.289669	7.970211	-35.15%	15,267
2007	11.529479	12.289669	6.59%	15,494
2006	10.675178	11.529479	8.00%	15,754
2005	10.416934	10.675178	2.48%	17,327
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.249244	21.593169	12.18%	15,985
2013	14.741807	19.249244	30.58%	22,481
2012	12.879243	14.741807	14.46%	32,094
2011	12.782186	12.879243	0.76%	39,288
2010	11.254334	12.782186	13.58%	49,268
2009	9.007464	11.254334	24.94%	57,441
2008	14.489404	9.007464	-37.83%	66,525
2007	13.919906	14.489404	4.09%	75,250
2006	12.185752	13.919906	14.23%	71,776
2005	11.768772	12.185752	3.54%	72,591

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.202426	23.717024	11.86%	18,996
2013	16.277379	21.202426	30.26%	27,221
2012	14.253253	16.277379	14.20%	26,458
2011	14.181654	14.253253	0.50%	25,033
2010	12.519394	14.181654	13.28%	18,609
2009	10.042970	12.519394	24.66%	15,657
2008	16.201181	10.042970	-38.01%	19,015
2007	15.603519	16.201181	3.83%	32,087
2006	13.694236	15.603519	13.94%	32,003
2005	13.258304	13.694236	3.29%	32,277
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.925412	-0.75%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	22.751768	23.046165	1.29%	28,938
2013	21.554384	22.751768	5.56%	34,279
2012	19.066966	21.554384	13.05%	51,158
2011	18.374069	19.066966	3.77%	57,937
2010	16.242253	18.374069	13.13%	80,070
2009	10.770734	16.242253	50.80%	90,521
2008	14.735946	10.770734	-26.91%	77,048
2007	14.440753	14.735946	2.04%	112,578
2006	13.205460	14.440753	9.35%	129,025
2005	13.055391	13.205460	1.15%	127,200
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.447293	13.122414	-2.42%	12,110
2013	11.709921	13.447293	14.84%	18,488
2012	10.761440	11.709921	8.81%	22,229
2011	11.515249	10.761440	-6.55%	29,431
2010	10.303052	11.515249	11.77%	36,888
2009	9.197515	10.303052	12.02%	16,994
2008	13.222722	9.197515	-30.44%	17,991
2007	12.194819	13.222722	8.43%	17,378
2006	10.649401	12.194819	14.51%	19,294
2005	10.588023	10.649401	0.58%	22,006
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.538682	15.950683	2.65%	65,844
2013	15.550562	15.538682	-0.08%	80,270
2012	14.330712	15.550562	8.51%	93,676
2011	14.167723	14.330712	1.15%	104,341
2010	13.202492	14.167723	7.31%	128,402
2009	11.084246	13.202492	19.11%	144,008
2008	12.088524	11.084246	-8.31%	130,237
2007	11.599239	12.088524	4.22%	136,352
2006	11.260136	11.599239	3.01%	137,601
2005	11.239211	11.260136	0.19%	159,891

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.263790	15.626185	2.37%	54,773
2013	15.318586	15.263790	-0.36%	68,403
2012	14.152478	15.318586	8.24%	98,052
2011	14.030204	14.152478	0.87%	118,182
2010	13.101189	14.030204	7.09%	151,970
2009	11.024769	13.101189	18.83%	135,205
2008	12.058127	11.024769	-8.57%	121,451
2007	11.596886	12.058127	3.98%	163,123
2006	11.283249	11.596886	2.78%	197,978
2005	11.296895	11.283249	-0.12%	200,303
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	16.076776	16.803939	4.52%	0
2013	14.070165	16.076776	14.26%	0
2012	12.654612	14.070165	11.19%	0
2011	13.148532	12.654612	-3.76%	0
2010	11.647590	13.148532	12.89%	0
2009	9.133764	11.647590	27.52%	0
2008	12.974835	9.133764	-29.60%	0
2007	11.373205	12.974835	14.08%	0
2006	10.723471	11.373205	6.06%	0
2005	10.432617	10.723471	2.79%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.843906	15.493703	4.38%	824
2013	13.012907	14.843906	14.07%	917
2012	11.723556	13.012907	11.00%	969
2011	12.197143	11.723556	-3.88%	4,048
2010	10.821684	12.197143	12.71%	4,785
2009	8.497940	10.821684	27.34%	5,782
2008	12.086240	8.497940	-29.69%	8,287
2007	10.611202	12.086240	13.90%	18,564
2006	10.014282	10.611202	5.96%	37,037
2005	9.756492	10.014282	2.64%	39,937
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	14.261678	14.915878	4.59%	668
2013	11.787227	14.261678	20.99%	689
2012	10.333833	11.787227	14.06%	751
2011	11.146839	10.333833	-7.29%	1,181
2010	9.701420	11.146839	14.90%	1,342
2009	7.387149	9.701420	31.33%	1,363
2008	11.648716	7.387149	-36.58%	1,382
2007	9.908756	11.648716	17.56%	1,628
2006	9.376464	9.908756	5.68%	2,448
2005	9.134159	9.376464	2.65%	2,822

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.926992	13.494811	4.39%	381
2013	10.706003	12.926992	20.75%	385
2012	9.404044	10.706003	13.84%	520
2011	10.165115	9.404044	-7.49%	695
2010	8.858618	10.165115	14.75%	4,041
2009	6.764719	8.858618	30.95%	4,821
2008	10.677883	6.764719	-36.65%	14,584
2007	9.103786	10.677883	17.29%	12,435
2006	8.624799	9.103786	5.55%	19,504
2005	8.420272	8.624799	2.43%	23,673
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	16.255366	17.698862	8.88%	2,327
2013	13.754196	16.255366	18.18%	2,376
2012	12.098496	13.754196	13.69%	2,492
2011	12.713151	12.098496	-4.83%	3,127
2010	10.894668	12.713151	16.69%	3,384
2009	7.961882	10.894668	36.84%	3,456
2008	12.201942	7.961882	-34.75%	3,481
2007	11.330152	12.201942	7.69%	3,274
2006	10.261440	11.330152	10.41%	9,191
2005	9.824167	10.261440	4.45%	12,316
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.576315	18.036436	8.81%	30,476
2013	14.051211	16.576315	17.97%	31,086
2012	12.373974	14.051211	13.55%	37,982
2011	13.009033	12.373974	-4.88%	44,270
2010	11.170222	13.009033	16.46%	54,048
2009	8.165294	11.170222	36.80%	64,917
2008	12.537557	8.165294	-34.87%	64,534
2007	11.660967	12.537557	7.52%	31,093
2006	10.574380	11.660967	10.28%	32,840
2005	10.131737	10.574380	4.37%	52,357
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.582147	15.991537	9.67%	0
2013	10.654150	14.582147	36.87%	0
2012	8.786606	10.654150	21.25%	0
2011	9.129233	8.786606	-3.75%	0
2010	7.818362	9.129233	16.77%	0
2009	5.816359	7.818362	34.42%	0
2008	9.999870	5.816359	-41.84%	0
2007	9.456762	9.999870	5.74%	0
2006	8.387874	9.456762	12.74%	0
2005	7.010141	8.387874	19.65%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.284662	15.633458	9.44%	27,573
2013	10.447124	14.284662	36.73%	25,911
2012	8.641118	10.447124	20.90%	25,436
2011	8.985751	8.641118	-3.84%	29,688
2010	7.700616	8.985751	16.69%	45,504
2009	5.734111	7.700616	34.29%	46,175
2008	9.885308	5.734111	-41.99%	37,128
2007	9.365570	9.885308	5.55%	34,184
2006	8.320048	9.365570	12.57%	31,456
2005	6.970968	8.320048	19.35%	32,664
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	16.555190	17.788809	7.45%	54,080
2013	13.076321	16.555190	26.60%	66,842
2012	11.282834	13.076321	15.90%	81,962
2011	11.310916	11.282834	-0.25%	95,997
2010	9.937302	11.310916	13.82%	121,569
2009	7.727243	9.937302	28.60%	142,109
2008	13.636949	7.727243	-43.34%	134,602
2007	13.596710	13.636949	0.30%	170,449
2006	11.448642	13.596710	18.76%	185,495
2005	10.945410	11.448642	4.60%	186,603
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.611113	18.894300	7.29%	124,500
2013	13.930455	17.611113	26.42%	143,668
2012	12.033430	13.930455	15.76%	184,820
2011	12.087828	12.033430	-0.45%	224,481
2010	10.635652	12.087828	13.65%	290,820
2009	8.279659	10.635652	28.46%	323,494
2008	14.639361	8.279659	-43.44%	347,001
2007	14.617071	14.639361	0.15%	387,660
2006	12.323277	14.617071	18.61%	460,739
2005	11.802507	12.323277	4.41%	502,234
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	15.276787	16.678020	9.17%	0
2013	11.574014	15.276787	31.99%	0
2012	9.884201	11.574014	17.10%	0
2011	9.838991	9.884201	0.46%	0
2010	8.676210	9.838991	13.40%	0
2009	6.898908	8.676210	25.76%	0
2008	11.980689	6.898908	-42.42%	0
2007	10.816591	11.980689	10.76%	0
2006	9.677445	10.816591	11.77%	2,356
2005	9.099777	9.677445	6.35%	7,433

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.337937	16.720649	9.01%	45,601
2013	11.638726	15.337937	31.78%	48,843
2012	9.952425	11.638726	16.94%	79,225
2011	9.927983	9.952425	0.25%	90,534
2010	8.763483	9.927983	13.29%	114,546
2009	6.976259	8.763483	25.62%	125,301
2008	12.140690	6.976259	-42.54%	109,970
2007	10.975048	12.140690	10.62%	118,100
2006	9.832709	10.975048	11.62%	140,334
2005	9.256762	9.832709	6.22%	162,620
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.916434	15.303235	9.97%	2,874
2013	10.330978	13.916434	34.71%	2,937
2012	9.119655	10.330978	13.28%	2,996
2011	9.207873	9.119655	-0.96%	6,743
2010	7.504814	9.207873	22.69%	6,811
2009	5.921509	7.504814	26.74%	6,923
2008	11.347254	5.921509	-47.82%	8,566
2007	9.043977	11.347254	25.47%	8,956
2006	8.567534	9.043977	5.56%	30,765
2005	8.197495	8.567534	4.51%	33,996
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.617952	11.657649	9.79%	139,069
2013	7.894105	10.617952	34.50%	157,731
2012	6.977210	7.894105	13.14%	187,990
2011	7.056954	6.977210	-1.13%	217,327
2010	5.760765	7.056954	22.50%	265,875
2009	4.551891	5.760765	26.56%	308,805
2008	8.734977	4.551891	-47.89%	368,585
2007	6.973525	8.734977	25.26%	402,944
2006	6.616041	6.973525	5.40%	481,651
2005	6.340535	6.616041	4.35%	579,624
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.722904	14.717425	-0.04%	1,645
2013	14.060751	14.722904	4.71%	1,681
2012	12.450112	14.060751	12.94%	1,714
2011	12.112751	12.450112	2.79%	1,749
2010	10.763396	12.112751	12.54%	1,788
2009	7.569530	10.763396	42.19%	1,857
2008	10.213661	7.569530	-25.89%	2,091
2007	10.060613	10.213661	1.52%	2,320
2006	9.149492	10.060613	9.96%	7,340
2005	9.023304	9.149492	1.40%	8,044

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.600336	15.568243	-0.21%	29,761
2013	14.923486	15.600336	4.54%	32,118
2012	13.240052	14.923486	12.71%	38,793
2011	12.907371	13.240052	2.58%	54,350
2010	11.481130	12.907371	12.42%	63,168
2009	8.091811	11.481130	41.89%	60,074
2008	10.929686	8.091811	-25.96%	74,792
2007	10.777907	10.929686	1.41%	133,295
2006	9.815349	10.777907	9.81%	192,653
2005	9.699927	9.815349	1.19%	186,233
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	15.002978	16.851528	12.32%	50,605
2013	11.471110	15.002978	30.79%	53,447
2012	10.006418	11.471110	14.64%	61,992
2011	9.915318	10.006418	0.92%	77,528
2010	8.716109	9.915318	13.76%	88,748
2009	6.960986	8.716109	25.21%	97,795
2008	11.171925	6.960986	-37.69%	121,866
2007	10.714085	11.171925	4.27%	98,723
2006	9.360586	10.714085	14.46%	160,510
2005	9.028863	9.360586	3.67%	226,946
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	18.437553	19.297409	4.66%	27,842
2013	18.980011	18.437553	-2.86%	30,447
2012	18.122695	18.980011	4.73%	36,505
2011	17.071712	18.122695	6.16%	41,317
2010	16.011871	17.071712	6.62%	46,035
2009	13.990245	16.011871	14.45%	57,315
2008	14.620954	13.990245	-4.31%	73,944
2007	14.168522	14.620954	3.19%	61,253
2006	13.728611	14.168522	3.20%	137,263
2005	13.583174	13.728611	1.07%	151,590
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	54.284219	57.013704	5.03%	182
2013	40.340127	54.284219	34.57%	200
2012	35.546562	40.340127	13.49%	222
2011	40.255287	35.546562	-11.70%	3,003
2010	31.625277	40.255287	27.29%	3,010
2009	22.838240	31.625277	38.48%	3,040
2008	38.174989	22.838240	-40.17%	3,031
2007	33.425324	38.174989	14.21%	3,355
2006	30.016859	33.425324	11.36%	4,668
2005	25.675666	30.016859	16.91%	5,469

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.335144	34.957025	4.87%	103,298
2013	24.807459	33.335144	34.38%	113,413
2012	21.895469	24.807459	13.30%	138,632
2011	24.833645	21.895469	-11.83%	158,472
2010	19.529733	24.833645	27.16%	207,239
2009	14.129976	19.529733	38.21%	212,938
2008	23.657171	14.129976	-40.27%	232,141
2007	20.740476	23.657171	14.06%	278,422
2006	18.656558	20.740476	11.17%	319,958
2005	15.983802	18.656558	16.72%	358,050
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.011966	11.881023	-1.09%	6,719
2013	12.142032	12.011966	-1.07%	8,862
2012	12.260779	12.142032	-0.97%	19,206
2011	12.383253	12.260779	-0.99%	39,629
2010	12.490630	12.383253	-0.86%	30,321
2009	12.539160	12.490630	-0.39%	36,989
2008	12.305950	12.539160	1.90%	52,191
2007	11.830708	12.305950	4.02%	37,920
2006	11.404178	11.830708	3.74%	21,068
2005	11.190106	11.404178	1.91%	50,315
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.877638	14.421479	-9.17%	1,012
2013	12.313681	15.877638	28.94%	1,040
2012	10.329192	12.313681	19.21%	1,071
2011	12.617674	10.329192	-18.14%	1,106
2010	11.290948	12.617674	11.75%	1,142
2009	9.029335	11.290948	25.05%	1,183
2008	16.264257	9.029335	-44.48%	1,197
2007	14.031727	16.264257	15.91%	1,197
2006	12.028585	14.031727	16.65%	2,753
2005	10.222583	12.028585	17.67%	3,362
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.503462	11.339940	-9.31%	20,976
2013	9.712551	12.503462	28.74%	24,038
2012	8.158292	9.712551	19.05%	28,233
2011	9.979270	8.158292	-18.25%	32,634
2010	8.942891	9.979270	11.59%	36,048
2009	7.163942	8.942891	24.83%	39,297
2008	12.926015	7.163942	-44.58%	43,898
2007	11.166358	12.926015	15.76%	53,250
2006	9.586439	11.166358	16.48%	70,359
2005	8.160065	9.586439	17.48%	93,423

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.841958	19.640668	10.08%	0
2013	13.636712	17.841958	30.84%	0
2012	11.414351	13.636712	19.47%	0
2011	11.842997	11.414351	-3.62%	0
2010	10.171061	11.842997	16.44%	0
2009	7.224853	10.171061	40.78%	0
2008	13.662620	7.224853	-47.12%	0
2007	13.545415	13.662620	0.87%	716
2006	11.955393	13.545415	13.30%	716
2005	11.394868	11.955393	4.92%	716
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.505880	19.236145	9.88%	11,590
2013	13.391064	17.505880	30.73%	12,379
2012	11.232215	13.391064	19.22%	11,422
2011	11.669435	11.232215	-3.75%	12,628
2010	10.040468	11.669435	16.22%	13,218
2009	7.144111	10.040468	40.54%	13,734
2008	13.528085	7.144111	-47.19%	10,978
2007	13.429496	13.528085	0.73%	11,392
2006	11.868418	13.429496	13.15%	11,532
2005	11.338257	11.868418	4.68%	12,617
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	23.336234	24.624110	5.52%	1,548
2013	18.088582	23.336234	29.01%	1,782
2012	14.390268	18.088582	25.70%	2,064
2011	15.962404	14.390268	-9.85%	5,186
2010	12.763331	15.962404	25.06%	6,580
2009	8.199207	12.763331	55.67%	15,003
2008	16.980456	8.199207	-51.71%	13,155
2007	16.259845	16.980456	4.43%	16,203
2006	14.148516	16.259845	14.92%	19,139
2005	13.949100	14.148516	1.43%	21,208
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.694824	22.853642	5.34%	9,086
2013	16.850001	21.694824	28.75%	11,185
2012	13.408784	16.850001	25.66%	11,033
2011	14.904630	13.408784	-10.04%	19,324
2010	11.928568	14.904630	24.95%	23,007
2009	7.674867	11.928568	55.42%	30,088
2008	15.930468	7.674867	-51.82%	33,086
2007	15.277341	15.930468	4.28%	31,705
2006	13.315258	15.277341	14.74%	43,916
2005	13.143979	13.315258	1.30%	43,228

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.618130	12.834741	1.72%	14,448
2013	10.308138	12.618130	22.41%	11,799
2012	9.037365	10.308138	14.06%	7,824
2011	9.280772	9.037365	-2.62%	7,762
2010	8.511220	9.280772	9.04%	9,979
2009	6.607120	8.511220	28.82%	10,637
2008*	10.000000	6.607120	-33.93%	414
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	21.043478	22.686312	7.81%	35,470
2013	16.360774	21.043478	28.62%	38,419
2012	14.747570	16.360774	10.94%	41,710
2011	14.028420	14.747570	5.13%	47,797
2010	11.728418	14.028420	19.61%	60,944
2009	10.077791	11.728418	16.38%	58,266
2008	13.948001	10.077791	-27.75%	75,750
2007	14.452889	13.948001	-3.49%	106,730
2006	12.444345	14.452889	16.14%	119,555
2005	12.135478	12.444345	2.55%	116,675
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.700995	17.363066	-11.87%	6,240
2013	16.159226	19.700995	21.92%	7,295
2012	13.777290	16.159226	17.29%	8,682
2011	15.554942	13.777290	-11.43%	12,886
2010	14.472337	15.554942	7.48%	15,219
2009	10.654671	14.472337	35.83%	16,074
2008	18.026134	10.654671	-40.89%	20,531
2007	15.742226	18.026134	14.51%	22,049
2006	13.078998	15.742226	20.36%	24,449
2005	11.970052	13.078998	9.26%	25,562
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.190601	17.320503	6.98%	22,017
2013	11.710407	16.190601	38.26%	27,409
2012	10.442013	11.710407	12.15%	29,108
2011	11.278649	10.442013	-7.42%	16,471
2010	9.537893	11.278649	18.25%	17,515
2009	5.822149	9.537893	63.82%	23,695
2008	11.569136	5.822149	-49.68%	37,215
2007	10.029272	11.569136	15.35%	45,602
2006	9.881158	10.029272	1.50%	54,136
2005	9.281796	9.881158	6.46%	53,126

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.469046	21.007195	7.90%	72,684
2013	14.511702	19.469046	34.16%	81,365
2012	12.338464	14.511702	17.61%	96,650
2011	12.744059	12.338464	-3.18%	110,448
2010	11.137592	12.744059	14.42%	126,542
2009	8.770107	11.137592	26.99%	126,840
2008	13.813061	8.770107	-36.51%	134,815
2007	14.300492	13.813061	-3.41%	166,253
2006	12.459936	14.300492	14.77%	187,666
2005	12.100817	12.459936	2.97%	203,880
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.658856	16.748179	6.96%	3,871
2013	12.249957	15.658856	27.83%	7,767
2012	10.876614	12.249957	12.63%	8,850
2011	11.004295	10.876614	-1.16%	9,917
2010	10.156154	11.004295	8.35%	15,469
2009	8.004116	10.156154	26.89%	21,566
2008	11.585252	8.004116	-30.91%	23,639
2007	10.835351	11.585252	6.92%	23,067
2006*	10.000000	10.835351	8.35%	25,079
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.368464	16.392024	6.66%	10,468
2013	12.052021	15.368464	27.52%	16,202
2012	10.726182	12.052021	12.36%	17,657
2011	10.877179	10.726182	-1.39%	16,076
2010	10.067002	10.877179	8.05%	15,880
2009	7.953407	10.067002	26.57%	18,756
2008	11.541511	7.953407	-31.09%	19,689
2007	10.818237	11.541511	6.69%	16,717
2006*	10.000000	10.818237	8.18%	39,629
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	23.776511	23.536109	-1.01%	991
2013	20.250515	23.776511	17.41%	1,618
2012	17.766096	20.250515	13.98%	2,146
2011	19.313740	17.766096	-8.01%	2,146
2010	17.341930	19.313740	11.37%	4,727
2009	12.997208	17.341930	33.43%	9,296
2008	22.104587	12.997208	-41.20%	8,481
2007	19.530177	22.104587	13.18%	12,183
2006	15.441529	19.530177	26.48%	12,343
2005	13.264583	15.441529	16.41%	12,746

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.549330	21.224472	3.29%	5,652
2013	16.130037	20.549330	27.40%	6,189
2012	14.699523	16.130037	9.73%	8,140
2011	15.875211	14.699523	-7.41%	10,046
2010	14.066518	15.875211	12.86%	16,151
2009	10.922903	14.066518	28.78%	18,769
2008	15.451101	10.922903	-29.31%	25,232
2007	14.261985	15.451101	8.34%	30,152
2006	12.962876	14.261985	10.02%	36,417
2005	12.179070	12.962876	6.44%	37,053
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.217713	14.122944	6.85%	1,025
2013	9.754199	13.217713	35.51%	1,782
2012*	10.000000	9.754199	-2.46%	2,547
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.177451	14.034942	6.51%	551
2013	9.753767	13.177451	35.10%	0
2012*	10.000000	9.753767	-2.46%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.089227	16.011376	-6.31%	18,049
2013	13.808838	17.089227	23.76%	31,054
2012	11.716087	13.808838	17.86%	33,658
2011	12.766053	11.716087	-8.22%	32,101
2010	11.877560	12.766053	7.48%	26,937
2009*	10.000000	11.877560	18.78%	14,367
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.466069	-5.34%	1,196
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.418701	14.406895	7.36%	21,454
2013	9.887899	13.418701	35.71%	21,098
2012	8.587738	9.887899	15.14%	26,010
2011	9.253524	8.587738	-7.19%	32,007
2010	7.241534	9.253524	27.78%	34,047
2009	5.183762	7.241534	39.70%	56,407
2008	10.828247	5.183762	-52.13%	48,703
2007	9.998538	10.828247	8.30%	46,745
2006	9.882451	9.998538	1.17%	72,754
2005	9.714472	9.882451	1.73%	81,999

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.519208	20.602366	-8.51%	15,981
2013	16.123674	22.519208	39.67%	19,455
2012	13.485278	16.123674	19.57%	22,141
2011	15.233597	13.485278	-11.48%	24,969
2010	11.330652	15.233597	34.45%	31,377
2009	7.032010	11.330652	61.13%	31,206
2008	11.756457	7.032010	-40.19%	34,234
2007	11.626248	11.756457	1.12%	48,994
2006	10.409266	11.626248	11.69%	59,582
2005	10.020563	10.409266	3.88%	65,875
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.489735	23.421685	8.99%	25,169
2013	16.024593	21.489735	34.10%	30,041
2012	13.982486	16.024593	14.60%	37,204
2011	14.203944	13.982486	-1.56%	42,234
2010	12.913433	14.203944	9.99%	57,767
2009	10.663066	12.913433	21.10%	63,095
2008	16.030645	10.663066	-33.48%	63,915
2007	15.065857	16.030645	6.40%	78,362
2006	12.640860	15.065857	19.18%	73,937
2005	12.004731	12.640860	5.30%	63,347
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.133806	15.136871	0.02%	11,249
2013	11.989006	15.133806	26.23%	10,313
2012	10.456746	11.989006	14.65%	3,670
2011	10.764126	10.456746	-2.86%	4,526
2010*	10.000000	10.764126	7.64%	2,475
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.424023	22.814725	11.71%	3,839
2013	15.683748	20.424023	30.22%	4,359
2012	13.856862	15.683748	13.18%	441
2011	13.942834	13.856862	-0.62%	129
2010	12.459245	13.942834	11.91%	0
2009*	10.000000	12.459245	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.389503	14.941432	3.84%	127,028
2013	11.801550	14.389503	21.93%	167,020
2012	10.312373	11.801550	14.44%	174,495
2011	10.330858	10.312373	-0.18%	211,197
2010	9.325078	10.330858	10.79%	251,756
2009	7.639940	9.325078	22.06%	190,971
2008	11.000442	7.639940	-30.55%	131,296
2007	10.479861	11.000442	4.97%	110,842
2006*	10.000000	10.479861	4.80%	49,282

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.548990	11.990578	3.82%	13,682
2013	11.985942	11.548990	-3.65%	14,819
2012	11.546118	11.985942	3.81%	28,604
2011	11.042165	11.546118	4.56%	41,671
2010	10.533955	11.042165	4.82%	52,785
2009	9.497230	10.533955	10.92%	52,257
2008	10.654712	9.497230	-10.86%	35,500
2007	10.461879	10.654712	1.84%	28,616
2006*	10.000000	10.461879	4.62%	2,326
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.691090	15.803355	0.72%	18,432
2013	12.333180	15.691090	27.23%	21,660
2012	10.214607	12.333180	20.74%	24,618
2011	11.388162	10.214607	-10.31%	35,544
2010	10.345640	11.388162	10.08%	46,046
2009	7.387323	10.345640	40.05%	49,147
2008	12.172813	7.387323	-39.31%	34,496
2007	10.762882	12.172813	13.10%	24,996
2006*	10.000000	10.762882	7.63%	7,356
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.139854	15.112403	6.88%	44,854
2013	11.030803	14.139854	28.19%	52,884
2012	9.500514	11.030803	16.11%	59,311
2011	10.078460	9.500514	-5.73%	64,787
2010	8.621883	10.078460	16.89%	71,164
2009	6.281631	8.621883	37.26%	73,362
2008	11.385541	6.281631	-44.83%	60,796
2007	10.288678	11.385541	10.66%	46,115
2006*	10.000000	10.288678	2.89%	31,413
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.560847	13.693207	9.01%	13,727
2013	9.551526	12.560847	31.51%	16,840
2012	8.250277	9.551526	15.77%	17,123
2011	8.532609	8.250277	-3.31%	26,188
2010	7.774220	8.532609	9.76%	26,172
2009	6.014749	7.774220	29.25%	31,299
2008	9.819431	6.014749	-38.75%	20,147
2007*	10.000000	9.819431	-1.81%	5,363
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.858454	-1.42%	11,220

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.658432	13.340372	5.39%	0
2013	8.917257	12.658432	41.95%	0
2012	7.717412	8.917257	15.55%	0
2011	8.832585	7.717412	-12.63%	4,535
2010	7.739930	8.832585	14.12%	5,464
2009	5.116272	7.739930	51.28%	5,209
2008*	10.000000	5.116272	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.130560	15.456864	9.39%	447
2013	10.296214	14.130560	37.24%	447
2012	9.337300	10.296214	10.27%	288
2011	9.751002	9.337300	-4.24%	288
2010	7.978095	9.751002	22.22%	0
2009	6.132866	7.978095	30.09%	0
2008*	10.000000	6.132866	-38.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.046764	15.352276	9.29%	1,328
2013	10.250970	14.046764	37.03%	1,510
2012	9.305930	10.250970	10.16%	583
2011	9.726873	9.305930	-4.33%	1,665
2010	7.959593	9.726873	22.20%	4,093
2009	6.130958	7.959593	29.83%	0
2008*	10.000000	6.130958	-38.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.595318	13.016941	3.35%	2,298
2013	9.836152	12.595318	28.05%	2,298
2012	8.562658	9.836152	14.87%	2,298
2011	9.247549	8.562658	-7.41%	0
2010	8.133865	9.247549	13.69%	0
2009	6.365782	8.133865	27.77%	0
2008*	10.000000	6.365782	-36.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.470220	12.863060	3.15%	45,528
2013	10.997048	12.470220	13.40%	54,072
2012	10.012205	10.997048	9.84%	53,430
2011	10.261354	10.012205	-2.43%	20,380
2010	9.397542	10.261354	9.19%	27,873
2009	7.930212	9.397542	18.50%	24,543
2008*	10.000000	7.930212	-20.70%	5,636

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.659918	13.108816	3.55%	878
2013	10.557671	12.659918	19.91%	1,004
2012	9.393792	10.557671	12.39%	1,859
2011	9.837220	9.393792	-4.51%	0
2010	8.850147	9.837220	11.15%	13,109
2009	7.207070	8.850147	22.80%	0
2008*	10.000000	7.207070	-27.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.865739	12.126755	2.20%	19,177
2013	11.433714	11.865739	3.78%	23,910
2012	10.754709	11.433714	6.31%	24,604
2011	10.722785	10.754709	0.30%	16,453
2010	10.151663	10.722785	5.63%	16,112
2009	9.082054	10.151663	11.78%	20,264
2008*	10.000000	9.082054	-9.18%	7,665
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.569469	12.999321	3.42%	31,694
2013	10.788427	12.569469	16.51%	39,753
2012	9.707840	10.788427	11.13%	53,804
2011	10.050033	9.707840	-3.40%	46,025
2010	9.124286	10.050033	10.15%	53,552
2009	7.565372	9.124286	20.61%	53,069
2008*	10.000000	7.565372	-24.35%	15,067
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.607773	13.037904	3.41%	7,231
2013	10.257738	12.607773	22.91%	9,465
2012	9.051808	10.257738	13.32%	49,289
2011	9.600776	9.051808	-5.72%	49,314
2010	8.567131	9.600776	12.07%	48,523
2009	6.843520	8.567131	25.19%	4,056
2008*	10.000000	6.843520	-31.56%	4,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.317687	12.679500	2.94%	56,479
2013	11.196381	12.317687	10.01%	64,524
2012	10.287903	11.196381	8.83%	84,694
2011	10.430294	10.287903	-1.37%	27,424
2010	9.672495	10.430294	7.83%	47,752
2009	8.310716	9.672495	16.39%	12,476
2008*	10.000000	8.310716	-16.89%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.256288	12.734242	3.90%	271
2013	12.634111	12.256288	-2.99%	271
2012	11.855700	12.634111	6.57%	3,803
2011	11.245593	11.855700	5.43%	776
2010	10.621184	11.245593	5.88%	776
2009	9.872127	10.621184	7.59%	0
2008*	10.000000	9.872127	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.077671	12.503698	3.53%	5,778
2013	12.477591	12.077671	-3.21%	1,314
2012	11.738341	12.477591	6.30%	2,105
2011	11.171635	11.738341	5.07%	1,916
2010	10.578837	11.171635	5.60%	0
2009	9.850251	10.578837	7.40%	0
2008*	10.000000	9.850251	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.062618	13.549573	3.73%	10,723
2013	13.484158	13.062618	-3.13%	10,572
2012	12.728494	13.484158	5.94%	11,869
2011	12.135789	12.728494	4.88%	12,544
2010	11.349822	12.135789	6.92%	7,138
2009	9.856077	11.349822	15.16%	5,225
2008*	10.000000	9.856077	-1.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.837771	25.021607	-6.77%	4,928
2013	27.020355	26.837771	-0.68%	360
2012	23.353657	27.020355	15.70%	360
2011	30.506564	23.353657	-23.45%	749
2010	26.611172	30.506564	14.64%	1,411
2009	16.498462	26.611172	61.29%	1,224
2008	39.653293	16.498462	-58.39%	2,227
2007	27.616344	39.653293	43.59%	12,866
2006	20.483882	27.616344	34.82%	13,477
2005	15.650971	20.483882	30.88%	14,399
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.237435	14.724190	3.42%	86,782
2013	15.004285	14.237435	-5.11%	105,615
2012	14.721561	15.004285	1.92%	128,882
2011	13.878004	14.721561	6.08%	152,699
2010	13.391976	13.878004	3.63%	210,629
2009	13.186426	13.391976	1.56%	239,308
2008	12.377589	13.186426	6.53%	259,672
2007	11.679902	12.377589	5.97%	278,463
2006	11.427628	11.679902	2.21%	317,067
2005	11.189214	11.427628	2.13%	359,709

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.226189	9.059033	-1.81%	9,537
2013	7.935154	9.226189	16.27%	7,127
2012	6.963352	7.935154	13.96%	6,122
2011	7.822932	6.963352	-10.99%	5,067
2010	6.999728	7.822932	11.76%	6,434
2009	5.467370	6.999728	28.03%	1,855
2008*	10.000000	5.467370	-45.33%	816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.294361	20.033437	3.83%	22,485
2013	15.331483	19.294361	25.85%	27,977
2012	13.375288	15.331483	14.63%	74,570
2011	14.077161	13.375288	-4.99%	89,245
2010	12.417174	14.077161	13.37%	105,050
2009	9.870067	12.417174	25.81%	115,204
2008	15.801956	9.870067	-37.54%	126,185
2007	15.080145	15.801956	4.79%	246,221
2006	13.046660	15.080145	15.59%	276,911
2005	12.221975	13.046660	6.75%	273,465
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.194780	15.716696	3.43%	31,812
2013	13.545432	15.194780	12.18%	43,129
2012	12.521179	13.545432	8.18%	44,754
2011	12.549129	12.521179	-0.22%	17,296
2010	11.554648	12.549129	8.61%	17,339
2009*	10.000000	11.554648	15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.253971	17.953561	4.05%	575
2013	14.599701	17.253971	18.18%	575
2012	13.151411	14.599701	11.01%	888
2011	13.422987	13.151411	-2.02%	1,156
2010	12.114759	13.422987	10.80%	1,764
2009*	10.000000	12.114759	21.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.156917	14.545879	2.75%	86,034
2013	13.654619	14.156917	3.68%	90,557
2012	13.127435	13.654619	4.02%	100,578
2011	12.895192	13.127435	1.80%	118,273
2010	12.313033	12.895192	4.73%	208,531
2009	11.413148	12.313033	7.88%	205,170
2008	12.279672	11.413148	-7.06%	264,905
2007	11.782933	12.279672	4.22%	453,143
2006	11.221915	11.782933	5.00%	525,335
2005	10.983184	11.221915	2.17%	608,722

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.178402	17.869688	4.02%	307,763
2013	14.893111	17.178402	15.34%	404,073
2012	13.589809	14.893111	9.59%	479,582
2011	13.746195	13.589809	-1.14%	637,894
2010	12.531392	13.746195	9.69%	946,828
2009	10.635605	12.531392	17.82%	1,207,242
2008	14.001785	10.635605	-24.04%	1,229,745
2007	13.399999	14.001785	4.49%	1,722,718
2006	12.167281	13.399999	10.13%	1,972,255
2005	11.678140	12.167281	4.19%	2,144,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.566682	19.272683	3.80%	117,891
2013	15.340359	18.566682	21.03%	157,513
2012	13.635151	15.340359	12.51%	177,500
2011	14.086041	13.635151	-3.20%	198,627
2010	12.622620	14.086041	11.59%	294,523
2009	10.260272	12.622620	23.02%	377,904
2008	15.121237	10.260272	-32.15%	418,310
2007	14.404416	15.121237	4.98%	501,522
2006	12.715309	14.404416	13.28%	550,582
2005	12.007169	12.715309	5.90%	549,468
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.914084	16.484972	3.59%	134,538
2013	14.562727	15.914084	9.28%	163,908
2012	13.629293	14.562727	6.85%	191,650
2011	13.502075	13.629293	0.94%	249,575
2010	12.580767	13.502075	7.32%	364,716
2009	11.103822	12.580767	13.30%	355,832
2008	13.215517	11.103822	-15.98%	468,411
2007	12.623626	13.215517	4.69%	756,204
2006	11.772108	12.623626	7.23%	851,153
2005	11.391662	11.772108	3.34%	937,247
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.405170	23.032617	7.60%	29,589
2013	15.832219	21.405170	35.20%	38,656
2012	13.488366	15.832219	17.38%	43,382
2011	13.949671	13.488366	-3.31%	61,234
2010	12.963939	13.949671	7.60%	79,036
2009*	10.000000	12.963939	29.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.144539	22.702494	7.37%	230,532
2013	15.687374	21.144539	34.79%	262,500
2012	13.394711	15.687374	17.12%	322,515
2011	13.889943	13.394711	-3.57%	384,941
2010	12.942109	13.889943	7.32%	488,522
2009*	10.000000	12.942109	29.42%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.352160	27.435278	8.22%	12,557
2013	19.266761	25.352160	31.58%	15,586
2012	16.583846	19.266761	16.18%	15,744
2011	17.205673	16.583846	-3.61%	21,905
2010	13.785006	17.205673	24.81%	29,185
2009	10.192142	13.785006	35.25%	39,224
2008	16.220000	10.192142	-37.16%	37,787
2007	15.248645	16.220000	6.37%	41,303
2006	14.030281	15.248645	8.68%	43,710
2005	12.654804	14.030281	10.87%	42,041
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	23.631263	25.515849	7.97%	19,675
2013	17.991545	23.631263	31.35%	22,365
2012	15.512349	17.991545	15.98%	26,507
2011	16.116161	15.512349	-3.75%	34,048
2010	12.946589	16.116161	24.48%	43,230
2009	9.590104	12.946589	35.00%	45,271
2008	15.298297	9.590104	-37.31%	53,453
2007	14.407302	15.298297	6.18%	63,791
2006	13.273905	14.407302	8.54%	79,565
2005	11.994084	13.273905	10.67%	74,902
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.321626	10.208088	-1.10%	396,893
2013	10.436425	10.321626	-1.10%	535,769
2012	10.552824	10.436425	-1.10%	677,305
2011	10.669859	10.552824	-1.10%	527,360
2010	10.788519	10.669859	-1.10%	504,304
2009	10.903937	10.788519	-1.06%	653,006
2008	10.803348	10.903937	0.93%	1,225,399
2007	10.424550	10.803348	3.63%	561,000
2006	10.083372	10.424550	3.38%	340,249
2005	9.930270	10.083372	1.54%	285,731
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.262999	10.988510	-2.44%	1,436
2013	9.405778	11.262999	19.75%	1,852
2012	8.232874	9.405778	14.25%	0
2011	9.210640	8.232874	-10.62%	0
2010	8.183302	9.210640	12.55%	530
2009	6.079248	8.183302	34.61%	0
2008*	10.000000	6.079248	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.039093	-9.61%	3,305
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.022579	-9.77%	13,794

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.466292	14.669732	8.94%	2,180
2013	10.129940	13.466292	32.94%	2,582
2012	8.819406	10.129940	14.86%	1,890
2011	9.215178	8.819406	-4.29%	2,579
2010	8.077111	9.215178	14.09%	3,859
2009	6.313731	8.077111	27.93%	4,319
2008*	10.000000	6.313731	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.772017	13.925404	9.03%	26,473
2013	9.564017	12.772017	33.54%	26,015
2012	8.223917	9.564017	16.30%	37,721
2011	8.854670	8.223917	-7.12%	52,779
2010	7.940970	8.854670	11.51%	59,309
2009	6.301835	7.940970	26.01%	79,554
2008*	10.000000	6.301835	-36.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.328285	14.697796	2.58%	1,427
2013	10.452380	14.328285	37.08%	1,190
2012	9.218852	10.452380	13.38%	1,204
2011	9.755389	9.218852	-5.50%	2,830
2010	7.799454	9.755389	25.08%	6,385
2009	6.223953	7.799454	25.31%	5,676
2008*	10.000000	6.223953	-37.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	6,426
2013	11.383937	15.275597	34.19%	5,496
2012	9.893653	11.383937	15.06%	6,268
2011	10.241195	9.893653	-3.39%	7,150
2010	8.655721	10.241195	18.32%	7,349
2009	6.708071	8.655721	29.03%	20,839
2008*	10.000000	6.708071	-32.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.055717	16.282154	1.41%	8,855
2013	11.277667	16.055717	42.37%	12,507
2012	10.083203	11.277667	11.85%	12,553
2011	10.283684	10.083203	-1.95%	14,061
2010	8.311441	10.283684	23.73%	17,355
2009	6.607531	8.311441	25.79%	25,973
2008	12.496590	6.607531	-47.13%	20,287
2007	11.540000	12.496590	8.29%	22,084
2006	11.329753	11.540000	1.86%	44,825
2005	10.632919	11.329753	6.55%	47,587

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.493132	25.924721	5.84%	2,836
2013	17.639157	24.493132	38.86%	3,906
2012	14.808212	17.639157	19.12%	3,030
2011	15.772290	14.808212	-6.11%	5,784
2010	12.596370	15.772290	25.21%	6,871
2009	10.091069	12.596370	24.83%	8,245
2008	15.038760	10.091069	-32.90%	11,003
2007	16.332996	15.038760	-7.92%	29,754
2006	14.079330	16.332996	16.01%	33,519
2005	13.811074	14.079330	1.94%	33,709
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.132288	23.369657	5.59%	8,642
2013	15.981815	22.132288	38.48%	10,493
2012	13.432524	15.981815	18.98%	15,088
2011	14.364972	13.432524	-6.49%	18,789
2010	11.484257	14.364972	25.08%	28,363
2009	9.226092	11.484257	24.48%	27,521
2008	13.779738	9.226092	-33.05%	28,862
2007	15.019615	13.779738	-8.26%	35,730
2006	12.968931	15.019615	15.81%	47,258
2005	12.757930	12.968931	1.65%	48,558
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	25.202590	25.128540	-0.29%	5,520
2013	18.084856	25.202590	39.36%	6,743
2012	15.832073	18.084856	14.23%	14,903
2011	16.950051	15.832073	-6.60%	16,982
2010	13.675797	16.950051	23.94%	19,342
2009	10.265542	13.675797	33.22%	13,773
2008	16.792950	10.265542	-38.87%	17,533
2007	16.626258	16.792950	1.00%	21,347
2006	15.004385	16.626258	10.81%	25,355
2005	13.507095	15.004385	11.09%	24,448
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.150890	25.012534	-0.55%	13,657
2013	18.093472	25.150890	39.01%	15,688
2012	15.877542	18.093472	13.96%	18,099
2011	17.042780	15.877542	-6.84%	20,920
2010	13.788034	17.042780	23.61%	31,035
2009	10.370762	13.788034	32.95%	46,851
2008	17.010620	10.370762	-39.03%	45,399
2007	16.881026	17.010620	0.77%	49,570
2006	15.273343	16.881026	10.53%	58,050
2005	13.787389	15.273343	10.78%	63,474

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.234458	14.635531	10.59%	1,611
2013	10.231370	13.234458	29.35%	2,415
2012	9.087120	10.231370	12.59%	2,568
2011	9.153362	9.087120	-0.72%	2,792
2010	8.174208	9.153362	11.98%	9,092
2009	6.582790	8.174208	24.18%	3,507
2008	11.399660	6.582790	-42.25%	2,789
2007	10.683828	11.399660	6.70%	2,729
2006*	10.000000	10.683828	6.84%	1,474
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.294702	14.365934	27.19%	19,075
2013	11.120054	11.294702	1.57%	21,566
2012	9.728208	11.120054	14.31%	26,807
2011	9.267311	9.728208	4.97%	33,015
2010	7.217882	9.267311	28.39%	38,416
2009	5.591849	7.217882	29.08%	31,624
2008*	10.000000	5.591849	-44.08%	372
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.755282	10.689508	-0.61%	4,290
2013	10.863450	10.755282	-1.00%	5,432
2012	10.610693	10.863450	2.38%	2,938
2011	10.590916	10.610693	0.19%	876
2010	10.455700	10.590916	1.29%	1,219
2009	9.870265	10.455700	5.93%	551
2008*	10.000000	9.870265	-1.30%	246
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.553514	15.037665	-9.16%	405
2013	13.937028	16.553514	18.77%	554
2012	11.786443	13.937028	18.25%	930
2011	13.608361	11.786443	-13.39%	878
2010	12.938556	13.608361	5.18%	1,252
2009*	10.000000	12.938556	29.39%	609
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.356140	21.130639	9.17%	262
2013	14.223032	19.356140	36.09%	262
2012	12.958772	14.223032	9.76%	262
2011	13.519055	12.958772	-4.14%	2,677
2010	11.126395	13.519055	21.50%	1,444
2009	8.560035	11.126395	29.98%	1,183
2008	14.292911	8.560035	-40.11%	1,183
2007	13.430250	14.292911	6.42%	1,183
2006	11.942734	13.430250	12.46%	0
2005	11.300308	11.942734	5.69%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.448737	23.722390	1.17%	5,957
2013	18.623855	23.448737	25.91%	784
2012	15.529183	18.623855	19.93%	6,166
2011	17.120940	15.529183	-9.30%	7,969
2010	14.927992	17.120940	14.69%	9,417
2009	10.799043	14.927992	38.23%	5,518
2008	18.256228	10.799043	-40.85%	7,352
2007	17.363178	18.256228	5.14%	14,859
2006	14.916695	17.363178	16.40%	17,628
2005	13.194308	14.916695	13.05%	20,869
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.793384	23.006134	0.93%	49,772
2013	18.148396	22.793384	25.59%	26,823
2012	15.172060	18.148396	19.62%	35,014
2011	16.770500	15.172060	-9.53%	37,341
2010	14.655545	16.770500	14.43%	43,617
2009	10.633706	14.655545	37.82%	46,811
2008	18.019619	10.633706	-40.99%	55,004
2007	17.176595	18.019619	4.91%	66,817
2006	14.797691	17.176595	16.08%	78,366
2005	13.117482	14.797691	12.81%	91,637
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.034213	10.205551	1.71%	13,219
2013	10.159260	10.034213	-1.23%	13,671
2012*	10.000000	10.159260	1.59%	14,599
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.768767	19.024792	1.36%	47,905
2013	19.047410	18.768767	-1.46%	61,203
2012	17.021533	19.047410	11.90%	90,952
2011	17.099373	17.021533	-0.46%	103,053
2010	15.064165	17.099373	13.51%	139,177
2009	12.863731	15.064165	17.11%	176,948
2008	15.210008	12.863731	-15.43%	186,646
2007	14.039070	15.210008	8.34%	204,818
2006	13.237265	14.039070	6.06%	196,728
2005	13.060308	13.237265	1.35%	191,129
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.046251	-9.54%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.538501	19.149599	9.19%	66,379
2013	13.491866	17.538501	29.99%	79,731
2012	11.699140	13.491866	15.32%	100,229
2011	11.866307	11.699140	-1.41%	107,900
2010	10.358858	11.866307	14.55%	128,130
2009	8.183243	10.358858	26.59%	138,701
2008	13.481858	8.183243	-39.30%	148,750
2007	13.089220	13.481858	3.00%	208,143
2006	11.532420	13.089220	13.50%	209,914
2005	11.027276	11.532420	4.58%	222,237
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	27.280234	30.199837	10.70%	12,030
2013	19.560569	27.280234	39.47%	12,477
2012	16.763373	19.560569	16.69%	10,857
2011	17.332905	16.763373	-3.29%	16,243
2010	14.201518	17.332905	22.05%	22,140
2009	10.466421	14.201518	35.69%	24,333
2008	17.022514	10.466421	-38.51%	27,081
2007	17.423668	17.022514	-2.30%	27,761
2006	15.319373	17.423668	13.74%	26,417
2005	14.091299	15.319373	8.72%	26,260
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.394022	16.999061	10.43%	9,781
2013	11.068724	15.394022	39.08%	11,412
2012	9.511435	11.068724	16.37%	12,044
2011	9.851765	9.511435	-3.45%	11,887
2010	8.094898	9.851765	21.70%	13,061
2009	5.979512	8.094898	35.38%	8,349
2008	9.752395	5.979512	-38.69%	15,434
2007	10.000669	9.752395	-2.48%	20,758
2006*	10.000000	10.000669	0.01%	9,241
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.714124	-2.86%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.141970	12.044545	-0.80%	4,777
2013	13.139916	12.141970	-7.59%	5,249
2012	12.625815	13.139916	4.07%	4,927
2011	11.774859	12.625815	7.23%	4,728
2010	10.885591	11.774859	8.17%	14,383
2009*	10.000000	10.885591	8.86%	2,416

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.759392	11.717057	-0.36%	11,980
2013	11.917865	11.759392	-1.33%	15,817
2012	11.395491	11.917865	4.58%	21,000
2011	11.406927	11.395491	-0.10%	14,207
2010	10.965168	11.406927	4.03%	59,543
2009*	10.000000	10.965168	9.65%	10,865
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.727758	21.604820	9.51%	1,690
2013	14.701866	19.727758	34.19%	1,690
2012	12.477845	14.701866	17.82%	1,690
2011	13.230412	12.477845	-5.69%	2,090
2010	11.695873	13.230412	13.12%	2,322
2009	9.110058	11.695873	28.38%	2,190
2008	15.026202	9.110058	-39.37%	3,088
2007	16.170786	15.026202	-7.08%	3,833
2006	14.105782	16.170786	14.64%	3,987
2005	13.553612	14.105782	4.07%	4,587
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.633385	15.335468	-7.80%	4,762
2013	13.132063	16.633385	26.66%	5,485
2012	10.891460	13.132063	20.57%	6,025
2011	13.257444	10.891460	-17.85%	7,223
2010	12.183323	13.257444	8.82%	7,276
2009	9.884017	12.183323	23.26%	10,168
2008	17.831127	9.884017	-44.57%	15,536
2007	16.638412	17.831127	7.17%	24,727
2006	13.171806	16.638412	26.32%	21,459
2005	11.870024	13.171806	10.97%	18,737
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	22.315049	22.827461	2.30%	806
2013	16.161862	22.315049	38.07%	2,097
2012	13.909601	16.161862	16.19%	3,047
2011	14.761702	13.909601	-5.77%	3,228
2010	11.847379	14.761702	24.60%	4,284
2009	9.107373	11.847379	30.09%	9,457
2008	15.186410	9.107373	-40.03%	16,498
2007	17.594140	15.186410	-13.68%	20,288
2006	15.166292	17.594140	16.01%	23,712
2005	14.327060	15.166292	5.86%	21,888

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.869877	20.476493	8.51%	11,304
2013	13.275079	18.869877	42.15%	11,270
2012	11.751107	13.275079	12.97%	16,308
2011	14.463043	11.751107	-18.75%	19,637
2010	12.105983	14.463043	19.47%	34,036
2009	7.468506	12.105983	62.09%	38,005
2008	11.992905	7.468506	-37.73%	24,006
2007	11.492580	11.992905	4.35%	22,568
2006	11.021005	11.492580	4.28%	28,043
2005	10.543047	11.021005	4.53%	32,028
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.815308	13.633200	6.38%	1,631
2013	13.033456	12.815308	-1.67%	6,165
2012	12.069237	13.033456	7.99%	5,668
2011	11.577526	12.069237	4.25%	8,846
2010	10.954949	11.577526	5.68%	16,447
2009	10.126842	10.954949	8.18%	13,524
2008	11.435078	10.126842	-11.44%	14,811
2007	10.989490	11.435078	4.05%	13,167
2006	10.729318	10.989490	2.42%	13,692
2005	10.437713	10.729318	2.79%	15,730
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.657673	8.526767	-19.99%	5,687
2013	9.749237	10.657673	9.32%	5,699
2012*	10.000000	9.749237	-2.51%	16,618
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.529677	8.399050	-20.23%	4,501
2013	9.652965	10.529677	9.08%	2,834
2012*	10.000000	9.652965	-3.47%	1,416
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.573406	23.846769	-2.96%	989
2013	16.539022	24.573406	48.58%	1,334
2012	15.503117	16.539022	6.68%	896
2011	16.430457	15.503117	-5.64%	1,247
2010	13.104632	16.430457	25.38%	3,314
2009*	10.000000	13.104632	31.05%	5,228

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	18.016873	19.464261	8.03%	9,572
2013	13.541918	18.016873	33.05%	12,073
2012	11.684833	13.541918	15.89%	12,839
2011	11.144008	11.684833	4.85%	13,851
2010	9.994416	11.144008	11.50%	14,543
2009	8.401132	9.994416	18.97%	18,423
2008	14.330873	8.401132	-41.38%	27,228
2007	13.826504	14.330873	3.65%	30,951
2006	11.956261	13.826504	15.64%	51,134
2005	11.563508	11.956261	3.40%	56,888
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.315181	16.934859	-7.54%	3,845
2013	15.096802	18.315181	21.32%	4,187
2012	13.374433	15.096802	12.88%	4,327
2011	16.794276	13.374433	-20.36%	4,861
2010	16.289195	16.794276	3.10%	5,924
2009	12.264743	16.289195	32.81%	6,255
2008	26.559155	12.264743	-53.82%	7,425
2007	25.449177	26.559155	4.36%	8,444
2006	19.053152	25.449177	33.57%	14,258
2005	16.541471	19.053152	15.18%	15,888
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.805403	17.785942	12.53%	5,558
2013	11.671061	15.805403	35.42%	6,000
2012	10.167820	11.671061	14.78%	7,149
2011	10.633886	10.167820	-4.86%	9,658
2010	9.794580	10.633886	8.57%	10,129
2009	7.226930	9.794580	35.53%	8,417
2008	12.148941	7.226930	-40.51%	8,924
2007	10.818233	12.148941	12.30%	8,951
2006	11.014350	10.818233	-1.78%	13,805
2005	9.702043	11.014350	13.53%	14,713
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.600973	30.801307	7.69%	7,381
2013	21.021946	28.600973	36.05%	8,162
2012	17.951567	21.021946	17.10%	9,722
2011	19.873493	17.951567	-9.67%	12,205
2010	15.881686	19.873493	25.13%	18,331
2009	11.262233	15.881686	41.02%	22,045
2008	17.732274	11.262233	-36.49%	30,337
2007	17.669785	17.732274	0.35%	32,758
2006	15.651946	17.669785	12.89%	45,226
2005	14.848858	15.651946	5.41%	65,165

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.353952	15.470652	0.76%	273
2013	13.575527	15.353952	13.10%	2,145
2012	12.489067	13.575527	8.70%	8,144
2011	13.111331	12.489067	-4.75%	5,521
2010	12.084265	13.111331	8.50%	5,248
2009*	10.000000	12.084265	20.84%	872
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.900598	9.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.311674	27.341142	3.91%	114
2013	18.916055	26.311674	39.10%	123
2012	16.533917	18.916055	14.41%	131
2011	16.632272	16.533917	-0.59%	139
2010	13.372033	16.632272	24.38%	149
2009	10.819783	13.372033	23.59%	158
2008	15.843739	10.819783	-31.71%	167
2007	16.134732	15.843739	-1.80%	180
2006	14.266040	16.134732	13.10%	190
2005	13.458075	14.266040	6.00%	200
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.476726	19.599803	12.15%	0
2013	13.160224	17.476726	32.80%	0
2012	11.889886	13.160224	10.68%	0
2011	11.920484	11.889886	-0.26%	0
2010	10.502981	11.920484	13.50%	0
2009	7.943717	10.502981	32.22%	0
2008	12.255029	7.943717	-35.18%	0
2007	11.502829	12.255029	6.54%	0
2006	10.655868	11.502829	7.95%	0
2005	10.403345	10.655868	2.43%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.136921	21.456323	12.12%	226
2013	14.663202	19.136921	30.51%	243
2012	12.817054	14.663202	14.40%	258
2011	12.726889	12.817054	0.71%	276
2010	11.211300	12.726889	13.52%	295
2009	8.977552	11.211300	24.88%	313
2008	14.448613	8.977552	-37.87%	330
2007	13.887763	14.448613	4.04%	356
2006	12.163742	13.887763	14.17%	376
2005	11.753432	12.163742	3.49%	394

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.088314	23.577458	11.80%	5,131
2013	16.197966	21.088314	30.19%	5,270
2012	14.190894	16.197966	14.14%	5,575
2011	14.126747	14.190894	0.45%	5,370
2010	12.477220	14.126747	13.22%	5,096
2009	10.014207	12.477220	24.60%	5,723
2008	16.162975	10.014207	-38.04%	5,241
2007	15.574644	16.162975	3.78%	5,745
2006	13.675792	15.574644	13.88%	5,399
2005	13.247110	13.675792	3.24%	5,461
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.922041	-0.78%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	22.615549	22.896607	1.24%	21,414
2013	21.436174	22.615549	5.50%	22,071
2012	18.972014	21.436174	12.99%	22,680
2011	18.291798	18.972014	3.72%	27,784
2010	16.177703	18.291798	13.07%	35,064
2009	10.733352	16.177703	50.72%	39,194
2008	14.692242	10.733352	-26.95%	48,743
2007	14.405242	14.692242	1.99%	60,512
2006	13.179619	14.405242	9.30%	65,660
2005	13.036416	13.179619	1.10%	82,887
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.368153	13.038576	-2.47%	13,704
2013	11.646891	13.368153	14.78%	14,408
2012	10.708941	11.646891	8.76%	18,588
2011	11.464862	10.708941	-6.59%	19,564
2010	10.263163	11.464862	11.71%	23,833
2009	9.166543	10.263163	11.96%	18,072
2008	13.184876	9.166543	-30.48%	21,299
2007	12.166097	13.184876	8.37%	22,249
2006	10.629674	12.166097	14.45%	23,690
2005	10.573735	10.629674	0.53%	25,155
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.448034	15.849607	2.60%	0
2013	15.467668	15.448034	-0.13%	0
2012	14.261537	15.467668	8.46%	0
2011	14.106437	14.261537	1.10%	0
2010	13.152020	14.106437	7.26%	481
2009	11.047450	13.152020	19.05%	481
2008	12.054492	11.047450	-8.35%	0
2007	11.572475	12.054492	4.17%	10,732
2006	11.239807	11.572475	2.96%	6,067
2005	11.224581	11.239807	0.14%	5,939

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.174027	15.526435	2.32%	9,836
2013	15.236210	15.174027	-0.41%	13,305
2012	14.083513	15.236210	8.18%	15,809
2011	13.968880	14.083513	0.82%	17,596
2010	13.050517	13.968880	7.04%	21,510
2009	10.987672	13.050517	18.77%	37,736
2008	12.023625	10.987672	-8.62%	45,066
2007	11.569568	12.023625	3.92%	71,621
2006	11.262336	11.569568	2.73%	94,038
2005	11.281646	11.262336	-0.17%	98,331
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.958062	16.671425	4.47%	0
2013	13.973327	15.958062	14.20%	0
2012	12.573879	13.973327	11.13%	0
2011	13.071228	12.573879	-3.80%	0
2010	11.584958	13.071228	12.83%	0
2009	9.089246	11.584958	27.46%	0
2008	12.918134	9.089246	-29.64%	0
2007	11.329261	12.918134	14.02%	0
2006	10.687427	11.329261	6.01%	0
2005	10.402794	10.687427	2.74%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.741636	15.379184	4.32%	6,692
2013	12.929791	14.741636	14.01%	16,122
2012	11.654573	12.929791	10.94%	15,086
2011	12.131495	11.654573	-3.93%	16,244
2010	10.768891	12.131495	12.65%	14,754
2009	8.460760	10.768891	27.28%	18,352
2008	12.039452	8.460760	-29.72%	16,334
2007	10.575500	12.039452	13.84%	16,117
2006	9.985624	10.575500	5.91%	18,978
2005	9.733480	9.985624	2.59%	21,523
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	14.156372	14.798255	4.53%	0
2013	11.706106	14.156372	20.93%	0
2012	10.267919	11.706106	14.01%	0
2011	11.081322	10.267919	-7.34%	0
2010	9.649269	11.081322	14.84%	0
2009	7.351150	9.649269	31.26%	0
2008	11.597836	7.351150	-36.62%	0
2007	9.870484	11.597836	17.50%	0
2006	9.344961	9.870484	5.62%	0
2005	9.108063	9.344961	2.60%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.838006	13.395135	4.34%	4
2013	10.637670	12.838006	20.68%	4
2012	9.348746	10.637670	13.79%	4
2011	10.110445	9.348746	-7.53%	4
2010	8.815416	10.110445	14.69%	4
2009	6.735124	8.815416	30.89%	2,405
2008	10.636564	6.735124	-36.68%	2,630
2007	9.073175	10.636564	17.23%	4,214
2006	8.600134	9.073175	5.50%	86
2005	8.400429	8.600134	2.38%	1,362
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	16.135254	17.559195	8.83%	0
2013	13.659470	16.135254	18.13%	0
2012	12.021263	13.659470	13.63%	61
2011	12.638380	12.021263	-4.88%	243
2010	10.836063	12.638380	16.63%	436
2009	7.923047	10.836063	36.77%	648
2008	12.148578	7.923047	-34.78%	918
2007	11.286332	12.148578	7.64%	1,158
2006	10.226914	11.286332	10.36%	2,880
2005	9.796050	10.226914	4.40%	3,105
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.462106	17.903126	8.75%	4,782
2013	13.961457	16.462106	17.91%	6,755
2012	12.301162	13.961457	13.50%	7,273
2011	12.939010	12.301162	-4.93%	7,037
2010	11.115713	12.939010	16.40%	7,460
2009	8.129561	11.115713	36.73%	9,875
2008	12.489020	8.129561	-34.91%	8,951
2007	11.621740	12.489020	7.46%	11,372
2006	10.544130	11.621740	10.22%	10,930
2005	10.107844	10.544130	4.32%	15,006
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.484721	15.876656	9.61%	0
2013	10.588319	14.484721	36.80%	0
2012	8.736745	10.588319	21.19%	0
2011	9.082016	8.736745	-3.80%	0
2010	7.781854	9.082016	16.71%	0
2009	5.792124	7.781854	34.35%	0
2008	9.963257	5.792124	-41.87%	0
2007	9.426930	9.963257	5.69%	0
2006	8.365633	9.426930	12.69%	0
2005	6.995069	8.365633	19.59%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.189209	15.521147	9.39%	3,745
2013	10.382556	14.189209	36.66%	4,110
2012	8.592070	10.382556	20.84%	3,809
2011	8.939257	8.592070	-3.88%	3,436
2010	7.664640	8.939257	16.63%	10,813
2009	5.710209	7.664640	34.23%	13,198
2008	9.849094	5.710209	-42.02%	17,886
2007	9.336010	9.849094	5.50%	24,040
2006	8.297980	9.336010	12.51%	36,664
2005	6.955986	8.297980	19.29%	33,447
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	16.432870	17.648453	7.40%	0
2013	12.986264	16.432870	26.54%	0
2012	11.210801	12.986264	15.84%	0
2011	11.244384	11.210801	-0.30%	571
2010	9.883846	11.244384	13.77%	1,220
2009	7.689559	9.883846	28.54%	1,249
2008	13.577334	7.689559	-43.36%	1,249
2007	13.544153	13.577334	0.24%	2,352
2006	11.410137	13.544153	18.70%	5,652
2005	10.914098	11.410137	4.54%	5,580
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.489874	18.754755	7.23%	67,250
2013	13.841552	17.489874	26.36%	69,832
2012	11.962705	13.841552	15.71%	89,221
2011	12.022841	11.962705	-0.50%	112,152
2010	10.583810	12.022841	13.60%	130,580
2009	8.243469	10.583810	28.39%	138,793
2008	14.582749	8.243469	-43.47%	152,804
2007	14.567955	14.582749	0.10%	199,882
2006	12.288065	14.567955	18.55%	238,096
2005	11.774707	12.288065	4.36%	255,920
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	15.163921	16.546441	9.12%	0
2013	11.494304	15.163921	31.93%	0
2012	9.821105	11.494304	17.04%	0
2011	9.781107	9.821105	0.41%	990
2010	8.629527	9.781107	13.34%	1,252
2009	6.865258	8.629527	25.70%	1,277
2008	11.928314	6.865258	-42.45%	1,277
2007	10.774775	11.928314	10.71%	1,277
2006	9.644899	10.774775	11.71%	1,277
2005	9.073753	9.644899	6.29%	1,277

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.232279	16.597062	8.96%	13,308
2013	11.564393	15.232279	31.72%	12,420
2012	9.893860	11.564393	16.88%	12,151
2011	9.874542	9.893860	0.20%	16,597
2010	8.720702	9.874542	13.23%	22,621
2009	6.945725	8.720702	25.55%	29,271
2008	12.093692	6.945725	-42.57%	33,348
2007	10.938119	12.093692	10.56%	61,124
2006	9.804564	10.938119	11.56%	82,866
2005	9.234919	9.804564	6.17%	84,263
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.813623	15.182491	9.91%	0
2013	10.259836	13.813623	34.64%	0
2012	9.061457	10.259836	13.23%	0
2011	9.153729	9.061457	-1.01%	0
2010	7.464447	9.153729	22.63%	2,115
2009	5.892632	7.464447	26.67%	2,115
2008	11.297652	5.892632	-47.84%	2,115
2007	9.009012	11.297652	25.40%	2,925
2006	8.538714	9.009012	5.51%	1,787
2005	8.174043	8.538714	4.46%	22,087
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.544872	11.571556	9.74%	57,391
2013	7.843728	10.544872	34.44%	62,372
2012	6.936191	7.843728	13.08%	75,258
2011	7.018993	6.936191	-1.18%	84,418
2010	5.732666	7.018993	22.44%	98,392
2009	4.531985	5.732666	26.49%	112,315
2008	8.701197	4.531985	-47.92%	132,439
2007	6.950087	8.701197	25.20%	142,505
2006	6.597136	6.950087	5.35%	154,818
2005	6.325593	6.597136	4.29%	183,120
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.614184	14.601346	-0.09%	0
2013	13.963986	14.614184	4.66%	0
2012	12.370703	13.963986	12.88%	0
2011	12.041564	12.370703	2.73%	1,223
2010	10.705544	12.041564	12.48%	1,292
2009	7.532654	10.705544	42.12%	1,353
2008	10.169053	7.532654	-25.93%	1,353
2007	10.021769	10.169053	1.47%	1,900
2006	9.118768	10.021769	9.90%	2,274
2005	8.997534	9.118768	1.35%	4,074

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.492994	15.453316	-0.26%	22,899
2013	14.828300	15.492994	4.48%	23,634
2012	13.162281	14.828300	12.66%	28,392
2011	12.838016	13.162281	2.53%	31,291
2010	11.425199	12.838016	12.37%	34,358
2009	8.056455	11.425199	41.81%	46,963
2008	10.887451	8.056455	-26.00%	50,450
2007	10.741730	10.887451	1.36%	58,753
2006	9.787333	10.741730	9.75%	117,874
2005	9.677111	9.787333	1.14%	129,763
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	14.892101	16.718525	12.26%	7,495
2013	11.392093	14.892101	30.72%	7,499
2012	9.942533	11.392093	14.58%	7,666
2011	9.856995	9.942533	0.87%	13,003
2010	8.669206	9.856995	13.70%	15,704
2009	6.927018	8.669206	25.15%	16,126
2008	11.123051	6.927018	-37.72%	17,760
2007	10.672632	11.123051	4.22%	24,417
2006	9.329081	10.672632	14.40%	25,729
2005	9.003016	9.329081	3.62%	41,103
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	18.301312	19.145138	4.61%	11,176
2013	18.849298	18.301312	-2.91%	11,328
2012	18.007021	18.849298	4.68%	12,997
2011	16.971308	18.007021	6.10%	14,818
2010	15.925745	16.971308	6.57%	14,380
2009	13.922031	15.925745	14.39%	16,701
2008	14.557039	13.922031	-4.36%	14,895
2007	14.113759	14.557039	3.14%	19,428
2006	13.682452	14.113759	3.15%	31,370
2005	13.544334	13.682452	1.02%	50,360
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	53.883285	56.564007	4.98%	0
2013	40.062417	53.883285	34.50%	0
2012	35.319753	40.062417	13.43%	0
2011	40.018629	35.319753	-11.74%	0
2010	31.455237	40.018629	27.22%	1,275
2009	22.726934	31.455237	38.41%	1,275
2008	38.008184	22.726934	-40.21%	1,275
2007	33.296188	38.008184	14.15%	1,275
2006	29.915977	33.296188	11.30%	0
2005	25.602267	29.915977	16.85%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.105628	34.698791	4.81%	19,842
2013	24.649108	33.105628	34.31%	23,364
2012	21.766731	24.649108	13.24%	28,086
2011	24.700111	21.766731	-11.88%	34,085
2010	19.434525	24.700111	27.09%	38,907
2009	14.068203	19.434525	38.15%	51,306
2008	23.565693	14.068203	-40.30%	66,658
2007	20.670780	23.565693	14.00%	90,572
2006	18.603234	20.670780	11.11%	98,348
2005	15.946144	18.603234	16.66%	133,789
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.923193	11.787258	-1.14%	4,643
2013	12.058403	11.923193	-1.12%	4,806
2012	12.182497	12.058403	-1.02%	4,960
2011	12.310387	12.182497	-1.04%	5,121
2010	12.423409	12.310387	-0.91%	6,752
2009	12.477986	12.423409	-0.44%	6,921
2008	12.252107	12.477986	1.84%	7,080
2007	11.784937	12.252107	3.96%	17,961
2006	11.365788	11.784937	3.69%	8,898
2005	11.158061	11.365788	1.86%	10,102
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.760260	14.307621	-9.22%	0
2013	12.228838	15.760260	28.88%	0
2012	10.263218	12.228838	19.15%	0
2011	12.543416	10.263218	-18.18%	0
2010	11.230177	12.543416	11.69%	2,194
2009	8.985287	11.230177	24.98%	2,194
2008	16.193138	8.985287	-44.51%	2,194
2007	13.977466	16.193138	15.85%	2,587
2006	11.988113	13.977466	16.59%	2,984
2005	10.193330	11.988113	17.61%	3,028
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.417281	11.256087	-9.35%	6,626
2013	9.650484	12.417281	28.67%	6,709
2012	8.110269	9.650484	18.99%	6,814
2011	9.925542	8.110269	-18.29%	7,281
2010	8.899241	9.925542	11.53%	8,112
2009	7.132584	8.899241	24.77%	17,510
2008	12.875963	7.132584	-44.61%	18,164
2007	11.128776	12.875963	15.70%	30,278
2006	9.559002	11.128776	16.42%	25,973
2005	8.140814	9.559002	17.42%	28,548

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.728728	19.506158	10.03%	0
2013	13.557015	17.728728	30.77%	0
2012	11.353401	13.557015	19.41%	0
2011	11.785707	11.353401	-3.67%	0
2010	10.126968	11.785707	16.38%	0
2009	7.197172	10.126968	40.71%	0
2008	13.617182	7.197172	-47.15%	0
2007	13.507243	13.617182	0.81%	0
2006	11.927716	13.507243	13.24%	0
2005	11.374221	11.927716	4.87%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.394751	19.104374	9.83%	0
2013	13.312781	17.394751	30.66%	0
2012	11.172211	13.312781	19.16%	0
2011	11.612965	11.172211	-3.80%	4,983
2010	9.996935	11.612965	16.17%	4,899
2009	7.116739	9.996935	40.47%	6,384
2008	13.483096	7.116739	-47.22%	6,222
2007	13.391655	13.483096	0.68%	6,263
2006	11.840954	13.391655	13.10%	6,516
2005	11.317715	11.840954	4.62%	11,552
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	23.199938	24.467921	5.47%	0
2013	17.992028	23.199938	28.95%	0
2012	14.320722	17.992028	25.64%	0
2011	15.893284	14.320722	-9.89%	1,471
2010	12.714492	15.893284	25.00%	1,471
2009	8.171965	12.714492	55.59%	1,471
2008	16.932614	8.171965	-51.74%	1,471
2007	16.222286	16.932614	4.38%	1,471
2006	14.122955	16.222286	14.86%	1,471
2005	13.930926	14.122955	1.38%	1,471
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.567192	22.707696	5.29%	6,131
2013	16.759337	21.567192	28.69%	6,550
2012	13.343396	16.759337	25.60%	7,398
2011	14.839459	13.343396	-10.08%	9,438
2010	11.882407	14.839459	24.89%	9,290
2009	7.649026	11.882407	55.35%	13,064
2008	15.884891	7.649026	-51.85%	18,930
2007	15.241379	15.884891	4.22%	28,964
2006	13.290613	15.241379	14.68%	42,935
2005	13.126256	13.290613	1.25%	46,787

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.582030	12.791557	1.67%	10,908
2013	10.283833	12.582030	22.35%	11,067
2012	9.020633	10.283833	14.00%	11,338
2011	9.268258	9.020633	-2.67%	10,812
2010	8.504046	9.268258	8.99%	12,385
2009	6.604890	8.504046	28.75%	2,416
2008*	10.000000	6.604890	-33.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.920678	22.542517	7.75%	708
2013	16.273529	20.920678	28.56%	708
2012	14.676362	16.273529	10.88%	708
2011	13.967730	14.676362	5.07%	0
2010	11.683587	13.967730	19.55%	0
2009	10.044347	11.683587	16.32%	0
2008	13.908748	10.044347	-27.78%	58
2007	14.419544	13.908748	-3.54%	569
2006	12.421890	14.419544	16.08%	159
2005	12.119685	12.421890	2.49%	188
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.585974	17.252950	-11.91%	0
2013	16.072999	19.585974	21.86%	0
2012	13.710721	16.072999	17.23%	0
2011	15.487605	13.710721	-11.47%	0
2010	14.416972	15.487605	7.43%	0
2009	10.619284	14.416972	35.76%	0
2008	17.975371	10.619284	-40.92%	0
2007	15.705870	17.975371	14.45%	0
2006	13.055376	15.705870	20.30%	0
2005	11.954451	13.055376	9.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.093545	17.207974	6.92%	10,992
2013	11.646097	16.093545	38.19%	16,978
2012	10.389932	11.646097	12.09%	20,656
2011	11.228065	10.389932	-7.46%	15,348
2010	9.499921	11.228065	18.19%	24,961
2009	5.801911	9.499921	63.74%	33,410
2008	11.534787	5.801911	-49.70%	42,346
2007	10.004580	11.534787	15.30%	42,535
2006	9.861813	10.004580	1.45%	48,388
2005	9.268303	9.861813	6.40%	63,609

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.352479	20.870848	7.85%	17,082
2013	14.432116	19.352479	34.09%	17,910
2012	12.277016	14.432116	17.55%	18,045
2011	12.686994	12.277016	-3.23%	25,719
2010	11.093319	12.686994	14.37%	37,374
2009	8.739661	11.093319	26.93%	38,600
2008	13.772084	8.739661	-36.54%	63,592
2007	14.265316	13.772084	-3.46%	70,840
2006	12.435558	14.265316	14.71%	79,222
2005	12.083224	12.435558	2.92%	127,114
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.598202	16.674864	6.90%	0
2013	12.208678	15.598202	27.76%	0
2012	10.845458	12.208678	12.57%	0
2011	10.978313	10.845458	-1.21%	0
2010	10.137293	10.978313	8.30%	0
2009	7.993292	10.137293	26.82%	0
2008	11.575448	7.993292	-30.95%	0
2007	10.831678	11.575448	6.87%	0
2006*	10.000000	10.831678	8.32%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.308922	16.320256	6.61%	2,268
2013	12.011398	15.308922	27.45%	2,398
2012	10.695445	12.011398	12.30%	2,422
2011	10.851477	10.695445	-1.44%	5,210
2010	10.048290	10.851477	7.99%	2,462
2009	7.942644	10.048290	26.51%	2,288
2008	11.531733	7.942644	-31.12%	2,577
2007	10.814572	11.531733	6.63%	2,815
2006*	10.000000	10.814572	8.15%	4,583
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	23.634138	23.383341	-1.06%	1,428
2013	20.139437	23.634138	17.35%	4,300
2012	17.677615	20.139437	13.93%	4,457
2011	19.227266	17.677615	-8.06%	4,457
2010	17.273007	19.227266	11.31%	5,019
2009	12.952105	17.273007	33.36%	5,336
2008	22.039047	12.952105	-41.23%	6,562
2007	19.482168	22.039047	13.12%	6,795
2006	15.411326	19.482168	26.41%	7,616
2005	13.245319	15.411326	16.35%	7,938

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.429356	21.089892	3.23%	111
2013	16.043981	20.429356	27.33%	120
2012	14.628512	16.043981	9.68%	127
2011	15.806503	14.628512	-7.45%	136
2010	14.012712	15.806503	12.80%	145
2009	10.886625	14.012712	28.71%	539
2008	15.407590	10.886625	-29.34%	163
2007	14.229052	15.407590	8.28%	176
2006	12.939463	14.229052	9.97%	185
2005	12.163203	12.939463	6.38%	195
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.206512	14.103839	6.79%	0
2013	9.750861	13.206512	35.44%	0
2012*	10.000000	9.750861	-2.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.166297	14.015979	6.45%	94
2013	9.750436	13.166297	35.03%	135
2012*	10.000000	9.750436	-2.50%	135
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.048949	15.965561	-6.35%	2,296
2013	13.783255	17.048949	23.69%	9,740
2012	11.700313	13.783255	17.80%	10,082
2011	12.755306	11.700313	-8.27%	12,946
2010	11.873555	12.755306	7.43%	10,432
2009*	10.000000	11.873555	18.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.462866	-5.37%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.338340	14.313381	7.31%	4,531
2013	9.833648	13.338340	35.64%	11,227
2012	8.544949	9.833648	15.08%	13,933
2011	9.212056	8.544949	-7.24%	14,650
2010	7.212717	9.212056	27.72%	21,548
2009	5.165747	7.212717	39.63%	17,400
2008	10.796098	5.165747	-52.15%	20,420
2007	9.973917	10.796098	8.24%	21,492
2006	9.863089	9.973917	1.12%	24,205
2005	9.700343	9.863089	1.68%	32,628

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.384352	20.468630	-8.56%	11,998
2013	16.035219	22.384352	39.59%	19,489
2012	13.418088	16.035219	19.50%	18,454
2011	15.165360	13.418088	-11.52%	21,255
2010	11.285606	15.165360	34.38%	26,523
2009	7.007596	11.285606	61.05%	29,799
2008	11.721587	7.007596	-40.22%	37,362
2007	11.597661	11.721587	1.07%	42,844
2006	10.388914	11.597661	11.63%	52,390
2005	10.006009	10.388914	3.83%	54,984
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.361076	23.269683	8.93%	11,020
2013	15.936707	21.361076	34.04%	13,160
2012	13.912851	15.936707	14.55%	18,422
2011	14.140328	13.912851	-1.61%	24,469
2010	12.862090	14.140328	9.94%	32,625
2009	10.626040	12.862090	21.04%	37,722
2008	15.983074	10.626040	-33.52%	42,612
2007	15.028789	15.983074	6.35%	63,594
2006	12.616117	15.028789	19.12%	60,896
2005	11.987269	12.616117	5.25%	53,464
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.105813	15.101235	-0.03%	16,929
2013	11.972877	15.105813	26.17%	1,866
2012	10.447976	11.972877	14.60%	1,940
2011	10.760516	10.447976	-2.90%	2,614
2010*	10.000000	10.760516	7.61%	41
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.375888	22.749450	11.65%	0
2013	15.654684	20.375888	30.16%	0
2012	13.838196	15.654684	13.13%	0
2011	13.931081	13.838196	-0.67%	30
2010	12.455035	13.931081	11.85%	30
2009*	10.000000	12.455035	24.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.333814	14.876089	3.78%	8,716
2013	11.761815	14.333814	21.87%	7,937
2012	10.282856	11.761815	14.38%	17,148
2011	10.306485	10.282856	-0.23%	22,671
2010	9.307778	10.306485	10.73%	22,693
2009	7.629628	9.307778	22.00%	23,617
2008	10.991163	7.629628	-30.58%	6,507
2007	10.476339	10.991163	4.91%	4,141
2006*	10.000000	10.476339	4.76%	4,625

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.504300	11.938142	3.77%	1,736
2013	11.945598	11.504300	-3.69%	1,736
2012	11.513086	11.945598	3.76%	7,496
2011	11.016128	11.513086	4.51%	13,522
2010	10.514432	11.016128	4.77%	13,665
2009	9.484428	10.514432	10.86%	8,837
2008	10.645730	9.484428	-10.91%	7,730
2007	10.458382	10.645730	1.79%	10,654
2006*	10.000000	10.458382	4.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.630348	15.734209	0.66%	2,708
2013	12.291636	15.630348	27.16%	2,708
2012	10.185364	12.291636	20.68%	3,024
2011	11.361285	10.185364	-10.35%	3,603
2010	10.326441	11.361285	10.02%	7,641
2009	7.377345	10.326441	39.98%	5,768
2008	12.162544	7.377345	-39.34%	7,242
2007	10.759272	12.162544	13.04%	2,163
2006*	10.000000	10.759272	7.59%	442
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.085094	15.046269	6.82%	1,621
2013	10.993629	14.085094	28.12%	2,841
2012	9.473308	10.993629	16.05%	3,450
2011	10.054668	9.473308	-5.78%	13,644
2010	8.605881	10.054668	16.83%	17,750
2009	6.273149	8.605881	37.19%	8,320
2008	11.375941	6.273149	-44.86%	4,281
2007	10.285224	11.375941	10.60%	1,096
2006*	10.000000	10.285224	2.85%	457
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.518558	13.640203	8.96%	9,314
2013	9.524179	12.518558	31.44%	9,628
2012	8.230825	9.524179	15.71%	7,512
2011	8.516788	8.230825	-3.36%	7,711
2010	7.763734	8.516788	9.70%	14,974
2009	6.009658	7.763734	29.19%	15,745
2008	9.816107	6.009658	-38.78%	15,396
2007*	10.000000	9.816107	-1.84%	13,696
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.855043	-1.45%	497

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.622173	13.295423	5.33%	0
2013	8.896205	12.622173	41.88%	0
2012	7.703104	8.896205	15.49%	0
2011	8.820667	7.703104	-12.67%	0
2010	7.733391	8.820667	14.06%	0
2009	5.114540	7.733391	51.20%	0
2008*	10.000000	5.114540	-48.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.090130	15.404841	9.33%	0
2013	10.271939	14.090130	37.17%	0
2012	9.320014	10.271939	10.21%	0
2011	9.737863	9.320014	-4.29%	0
2010	7.971380	9.737863	22.16%	0
2009	6.130791	7.971380	30.02%	0
2008*	10.000000	6.130791	-38.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.006605	15.300656	9.24%	0
2013	10.226827	14.006605	36.96%	0
2012	9.288702	10.226827	10.10%	0
2011	9.713768	9.288702	-4.38%	0
2010	7.952881	9.713768	22.14%	0
2009	6.128884	7.952881	29.76%	0
2008*	10.000000	6.128884	-38.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.559301	12.973144	3.30%	77,203
2013	9.812976	12.559301	27.99%	77,203
2012	8.546808	9.812976	14.81%	0
2011	9.235097	8.546808	-7.45%	0
2010	8.127013	9.235097	13.63%	0
2009	6.363626	8.127013	27.71%	0
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.434537	12.819763	3.10%	0
2013	10.971118	12.434537	13.34%	0
2012	9.993661	10.971118	9.78%	22,327
2011	10.247522	9.993661	-2.48%	0
2010	9.389621	10.247522	9.14%	0
2009	7.927537	9.389621	18.44%	0
2008*	10.000000	7.927537	-20.72%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.623676	13.064675	3.49%	32,972
2013	10.532766	12.623676	19.85%	32,972
2012	9.376385	10.532766	12.33%	32,972
2011	9.823944	9.376385	-4.56%	32,972
2010	8.842676	9.823944	11.10%	15,801
2009	7.204634	8.842676	22.74%	13,893
2008*	10.000000	7.204634	-27.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.831794	12.085949	2.15%	2,750
2013	11.406770	11.831794	3.73%	2,875
2012	10.734806	11.406770	6.26%	2,875
2011	10.708329	10.734806	0.25%	7,809
2010	10.143105	10.708329	5.57%	7,809
2009	9.078992	10.143105	11.72%	2,355
2008*	10.000000	9.078992	-9.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.533509	12.955579	3.37%	36,201
2013	10.762993	12.533509	16.45%	39,452
2012	9.689863	10.762993	11.07%	39,982
2011	10.036480	9.689863	-3.45%	45,814
2010	9.116587	10.036480	10.09%	51,688
2009	7.562819	9.116587	20.54%	54,197
2008*	10.000000	7.562819	-24.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.571666	12.993982	3.36%	0
2013	10.233532	12.571666	22.85%	0
2012	9.035018	10.233532	13.27%	0
2011	9.587811	9.035018	-5.77%	0
2010	8.559890	9.587811	12.01%	0
2009	6.841204	8.559890	25.12%	0
2008*	10.000000	6.841204	-31.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.282434	12.636825	2.89%	0
2013	11.169980	12.282434	9.96%	0
2012	10.268845	11.169980	8.78%	0
2011	10.416230	10.268845	-1.41%	0
2010	9.664334	10.416230	7.78%	0
2009	8.307908	9.664334	16.33%	0
2008*	10.000000	8.307908	-16.92%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.221225	12.691380	3.85%	0
2013	12.604338	12.221225	-3.04%	0
2012	11.833771	12.604338	6.51%	0
2011	11.230444	11.833771	5.37%	0
2010	10.612240	11.230444	5.83%	0
2009	9.868797	10.612240	7.53%	0
2008*	10.000000	9.868797	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.043098	12.461605	3.48%	0
2013	12.448172	12.043098	-3.25%	0
2012	11.716609	12.448172	6.24%	0
2011	11.156576	11.716609	5.02%	1,929
2010	10.569931	11.156576	5.55%	1,930
2009	9.846940	10.569931	7.34%	1,930
2008*	10.000000	9.846940	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.025248	13.503984	3.68%	4,345
2013	13.452380	13.025248	-3.18%	4,345
2012	12.704929	13.452380	5.88%	7,309
2011	12.119428	12.704929	4.83%	285
2010	11.340265	12.119428	6.87%	0
2009	9.852755	11.340265	15.10%	6,040
2008*	10.000000	9.852755	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.677070	24.859199	-6.81%	3,605
2013	26.872140	26.677070	-0.73%	1,269
2012	23.237334	26.872140	15.64%	1,282
2011	30.369953	23.237334	-23.49%	1,292
2010	26.505385	30.369953	14.58%	1,307
2009	16.441183	26.505385	61.21%	1,250
2008	39.535711	16.441183	-58.41%	1,297
2007	27.548446	39.535711	43.51%	2,495
2006	20.443832	27.548446	34.75%	2,685
2005	15.628240	20.443832	30.81%	2,852
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.152199	14.628632	3.37%	28,701
2013	14.922000	14.152199	-5.16%	32,717
2012	14.648249	14.922000	1.87%	37,609
2011	13.815860	14.648249	6.02%	46,634
2010	13.338745	13.815860	3.58%	64,821
2009	13.140651	13.338745	1.51%	76,375
2008	12.340864	13.140651	6.48%	84,517
2007	11.651171	12.340864	5.92%	90,389
2006	11.405263	11.651171	2.16%	101,674
2005	11.172950	11.405263	2.08%	161,071

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.199775	9.028520	-1.86%	0
2013	7.916447	9.199775	16.21%	132
2012	6.950462	7.916447	13.90%	489
2011	7.812388	6.950462	-11.03%	747
2010	6.993821	7.812388	11.70%	1,948
2009	5.465521	6.993821	27.96%	0
2008*	10.000000	5.465521	-45.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.178768	19.903354	3.78%	25,960
2013	15.247336	19.178768	25.78%	35,509
2012	13.308635	15.247336	14.57%	61,039
2011	14.014081	13.308635	-5.03%	61,203
2010	12.367771	14.014081	13.31%	64,208
2009	9.835776	12.367771	25.74%	64,452
2008	15.755050	9.835776	-37.57%	41,724
2007	15.043036	15.755050	4.73%	56,389
2006	13.021121	15.043036	15.53%	65,579
2005	12.204207	13.021121	6.69%	70,417
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.158944	15.671697	3.38%	0
2013	13.520328	15.158944	12.12%	0
2012	12.504317	13.520328	8.13%	0
2011	12.538559	12.504317	-0.27%	0
2010	11.550746	12.538559	8.55%	0
2009*	10.000000	11.550746	15.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.213315	17.902199	4.00%	1,239
2013	14.572666	17.213315	18.12%	1,239
2012	13.133714	14.572666	10.96%	1,239
2011	13.411681	13.133714	-2.07%	0
2010	12.110672	13.411681	10.74%	0
2009*	10.000000	12.110672	21.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.072099	14.451431	2.70%	73,039
2013	13.579672	14.072099	3.63%	74,885
2012	13.062000	13.579672	3.96%	81,088
2011	12.837390	13.062000	1.75%	85,518
2010	12.264044	12.837390	4.68%	104,196
2009	11.373498	12.264044	7.83%	163,646
2008	12.243217	11.373498	-7.10%	233,848
2007	11.753937	12.243217	4.16%	228,228
2006	11.199948	11.753937	4.95%	236,100
2005	10.967218	11.199948	2.12%	248,373

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.075558	17.753720	3.97%	336,351
2013	14.811427	17.075558	15.29%	384,329
2012	13.522125	14.811427	9.53%	415,015
2011	13.684644	13.522125	-1.19%	481,066
2010	12.481592	13.684644	9.64%	611,572
2009	10.598690	12.481592	17.77%	737,282
2008	13.960257	10.598690	-24.08%	846,289
2007	13.367042	13.960257	4.44%	985,536
2006	12.143473	13.367042	10.08%	988,639
2005	11.661166	12.143473	4.14%	1,098,224
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.455469	19.147549	3.75%	106,015
2013	15.256173	18.455469	20.97%	108,928
2012	13.567199	15.256173	12.45%	116,376
2011	14.022929	13.567199	-3.25%	159,337
2010	12.572412	14.022929	11.54%	182,724
2009	10.224631	12.572412	22.96%	145,019
2008	15.076345	10.224631	-32.18%	196,969
2007	14.368956	15.076345	4.92%	258,619
2006	12.690404	14.368956	13.23%	266,509
2005	11.989708	12.690404	5.84%	273,856
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.818826	16.378005	3.53%	80,673
2013	14.482878	15.818826	9.22%	119,605
2012	13.561437	14.482878	6.79%	143,326
2011	13.441638	13.561437	0.89%	148,146
2010	12.530786	13.441638	7.27%	196,327
2009	11.065303	12.530786	13.24%	250,219
2008	13.176330	11.065303	-16.02%	288,630
2007	12.592606	13.176330	4.64%	367,390
2006	11.749100	12.592606	7.18%	456,230
2005	11.375124	11.749100	3.29%	478,507
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.354697	22.966685	7.55%	0
2013	15.802870	21.354697	35.13%	0
2012	13.470193	15.802870	17.32%	0
2011	13.937912	13.470193	-3.36%	0
2010	12.959566	13.937912	7.55%	0
2009*	10.000000	12.959566	29.60%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.094704	22.637536	7.31%	63,255
2013	15.658311	21.094704	34.72%	76,154
2012	13.376674	15.658311	17.06%	88,045
2011	13.878241	13.376674	-3.61%	104,051
2010	12.937743	13.878241	7.27%	123,972
2009*	10.000000	12.937743	29.38%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.204149	27.261323	8.16%	0
2013	19.163959	25.204149	31.52%	0
2012	16.503719	19.163959	16.12%	0
2011	17.131188	16.503719	-3.66%	2,522
2010	13.732266	17.131188	24.75%	2,522
2009	10.158287	13.732266	35.18%	2,522
2008	16.174332	10.158287	-37.20%	2,522
2007	15.213445	16.174332	6.32%	2,522
2006	14.004948	15.213445	8.63%	2,522
2005	12.638301	14.004948	10.81%	2,522
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	23.492238	25.352918	7.92%	4,724
2013	17.894742	23.492238	31.28%	11,246
2012	15.436708	17.894742	15.92%	11,426
2011	16.045678	15.436708	-3.80%	14,752
2010	12.896481	16.045678	24.42%	17,774
2009	9.557825	12.896481	34.93%	23,846
2008	15.254541	9.557825	-37.34%	33,759
2007	14.373397	15.254541	6.13%	32,904
2006	13.249338	14.373397	8.48%	32,944
2005	11.977925	13.249338	10.61%	31,456
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.259633	10.141645	-1.15%	159,758
2013	10.378992	10.259633	-1.15%	170,359
2012	10.500065	10.378992	-1.15%	197,015
2011	10.621871	10.500065	-1.15%	164,154
2010	10.745429	10.621871	-1.15%	154,736
2009	10.865877	10.745429	-1.11%	174,674
2008	10.771084	10.865877	0.88%	233,391
2007	10.398703	10.771084	3.58%	91,793
2006	10.063444	10.398703	3.33%	121,146
2005	9.915643	10.063444	1.49%	81,955
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.230744	10.951496	-2.49%	106
2013	9.383592	11.230744	19.68%	106
2012	8.217612	9.383592	14.19%	106
2011	9.198227	8.217612	-10.66%	106
2010	8.176393	9.198227	12.50%	106
2009	6.077196	8.176393	34.54%	0
2008*	10.000000	6.077196	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.035959	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.019452	-9.81%	4,539

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.427775	14.620369	8.88%	629
2013	10.106069	13.427775	32.87%	760
2012	8.803074	10.106069	14.80%	0
2011	9.202757	8.803074	-4.34%	0
2010	8.070301	9.202757	14.03%	0
2009	6.311593	8.070301	27.86%	0
2008*	10.000000	6.311593	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.735469	13.878543	8.98%	14,937
2013	9.541471	12.735469	33.47%	18,578
2012	8.208690	9.541471	16.24%	21,296
2011	8.842733	8.208690	-7.17%	28,625
2010	7.934264	8.842733	11.45%	34,889
2009	6.299706	7.934264	25.95%	38,920
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.287313	14.648357	2.53%	0
2013	10.427761	14.287313	37.01%	0
2012	9.201800	10.427761	13.32%	0
2011	9.742267	9.201800	-5.55%	0
2010	7.792888	9.742267	25.01%	359
2009	6.221846	7.792888	25.25%	474
2008*	10.000000	6.221846	-37.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.231863	17.619336	15.67%	1,123
2013	11.357084	15.231863	34.12%	446
2012	9.875328	11.357084	15.00%	341
2011	10.227396	9.875328	-3.44%	0
2010	8.648417	10.227396	18.26%	0
2009	6.705806	8.648417	28.97%	0
2008*	10.000000	6.705806	-32.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.959510	16.176399	1.36%	4,418
2013	11.215762	15.959510	42.30%	5,067
2012	10.032939	11.215762	11.79%	4,547
2011	10.237578	10.032939	-2.00%	6,349
2010	8.278361	10.237578	23.67%	4,503
2009	6.584566	8.278361	25.72%	5,369
2008	12.459489	6.584566	-47.15%	6,890
2007	11.511594	12.459489	8.23%	13,490
2006	11.307581	11.511594	1.80%	10,942
2005	10.617460	11.307581	6.50%	11,111

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.350135	25.760330	5.79%	0
2013	17.545028	24.350135	38.79%	0
2012	14.736652	17.545028	19.06%	0
2011	15.704011	14.736652	-6.16%	0
2010	12.548173	15.704011	25.15%	0
2009	10.057555	12.548173	24.76%	0
2008	14.996416	10.057555	-32.93%	0
2007	16.295288	14.996416	-7.97%	0
2006	14.053900	16.295288	15.95%	0
2005	13.793081	14.053900	1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.001991	23.220337	5.54%	5,846
2013	15.895762	22.001991	38.41%	6,110
2012	13.366976	15.895762	18.92%	6,174
2011	14.302096	13.366976	-6.54%	6,554
2010	11.439758	14.302096	25.02%	8,112
2009	9.194990	11.439758	24.41%	11,250
2008	13.740261	9.194990	-33.08%	13,376
2007	14.984206	13.740261	-8.30%	15,296
2006	12.944891	14.984206	15.75%	21,317
2005	12.740713	12.944891	1.60%	19,441
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	25.055456	24.969202	-0.34%	0
2013	17.988363	25.055456	39.29%	0
2012	15.755594	17.988363	14.17%	0
2011	16.876689	15.755594	-6.64%	0
2010	13.623476	16.876689	23.88%	0
2009	10.231452	13.623476	33.15%	0
2008	16.745676	10.231452	-38.90%	0
2007	16.587887	16.745676	0.95%	0
2006	14.977312	16.587887	10.75%	0
2005	13.489511	14.977312	11.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	25.000271	24.850159	-0.60%	3,541
2013	17.994199	25.000271	38.94%	10,942
2012	15.798436	17.994199	13.90%	14,415
2011	16.966435	15.798436	-6.88%	20,179
2010	13.733202	16.966435	23.54%	24,635
2009	10.334755	13.733202	32.88%	23,440
2008	16.960160	10.334755	-39.06%	30,847
2007	16.839510	16.960160	0.72%	29,621
2006	15.243464	16.839510	10.47%	23,759
2005	13.767353	15.243464	10.72%	26,574

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.183264	14.571527	10.53%	360
2013	10.196943	13.183264	29.29%	506
2012	9.061125	10.196943	12.54%	531
2011	9.131773	9.061125	-0.77%	531
2010	8.159052	9.131773	11.92%	531
2009	6.573908	8.159052	24.11%	126
2008	11.390057	6.573908	-42.28%	0
2007	10.680250	11.390057	6.65%	0
2006*	10.000000	10.680250	6.80%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.262367	14.317576	27.13%	2,679
2013	11.093835	11.262367	1.52%	3,695
2012	9.710185	11.093835	14.25%	5,244
2011	9.254814	9.710185	4.92%	9,867
2010	7.211786	9.254814	28.33%	13,693
2009	5.589945	7.211786	29.01%	12,464
2008*	10.000000	5.589945	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.724502	10.653524	-0.66%	0
2013	10.837845	10.724502	-1.05%	5,053
2012	10.591062	10.837845	2.33%	5,053
2011	10.576649	10.591062	0.14%	7,127
2010	10.446897	10.576649	1.24%	14,713
2009	9.866941	10.446897	5.88%	17,042
2008*	10.000000	9.866941	-1.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.514477	14.994609	-9.20%	0
2013	13.911205	16.514477	18.71%	408
2012	11.770571	13.911205	18.19%	282
2011	13.596896	11.770571	-13.43%	0
2010	12.934195	13.596896	5.12%	0
2009*	10.000000	12.934195	29.34%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.261839	21.017073	9.11%	233
2013	14.160896	19.261839	36.02%	246
2012	12.908706	14.160896	9.70%	259
2011	13.473620	12.908706	-4.19%	272
2010	11.094594	13.473620	21.44%	2,532
2009	8.539874	11.094594	29.92%	780
2008	14.266478	8.539874	-40.14%	310
2007	13.412223	14.266478	6.37%	595
2006	11.932717	13.412223	12.40%	344
2005	11.296531	11.932717	5.63%	357

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.311858	23.571994	1.12%	0
2013	18.524489	23.311858	25.84%	0
2012	15.454157	18.524489	19.87%	0
2011	17.046821	15.454157	-9.34%	0
2010	14.870873	17.046821	14.63%	0
2009	10.763166	14.870873	38.16%	0
2008	18.204808	10.763166	-40.88%	0
2007	17.323083	18.204808	5.09%	0
2006	14.889758	17.323083	16.34%	0
2005	13.177112	14.889758	13.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.656927	22.856841	0.88%	24,610
2013	18.048856	22.656927	25.53%	19,308
2012	15.096488	18.048856	19.56%	21,969
2011	16.695396	15.096488	-9.58%	27,989
2010	14.597282	16.695396	14.37%	33,932
2009	10.596789	14.597282	37.75%	38,077
2008	17.966176	10.596789	-41.02%	45,658
2007	17.134365	17.966176	4.85%	48,550
2006	14.768763	17.134365	16.02%	60,117
2005	13.098432	14.768763	12.75%	64,309
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.028221	10.194295	1.66%	0
2013	10.158333	10.028221	-1.28%	0
2012*	10.000000	10.158333	1.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.656384	18.901298	1.31%	31,019
2013	18.942941	18.656384	-1.51%	35,239
2012	16.936760	18.942941	11.85%	44,861
2011	17.022794	16.936760	-0.51%	69,074
2010	15.004282	17.022794	13.45%	90,409
2009	12.819075	15.004282	17.05%	99,550
2008	15.164870	12.819075	-15.47%	112,889
2007	14.004525	15.164870	8.29%	104,406
2006	13.211351	14.004525	6.00%	74,626
2005	13.041321	13.211351	1.30%	68,902
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.043192	-9.57%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.433456	19.025295	9.13%	26,929
2013	13.417841	17.433456	29.93%	27,969
2012	11.640847	13.417841	15.27%	29,630
2011	11.813148	11.640847	-1.46%	37,951
2010	10.317661	11.813148	14.49%	46,613
2009	8.154817	10.317661	26.52%	45,872
2008	13.441853	8.154817	-39.33%	57,409
2007	13.057013	13.441853	2.95%	68,480
2006	11.509836	13.057013	13.44%	85,493
2005	11.011235	11.509836	4.53%	118,088
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	27.120922	30.008296	10.65%	0
2013	19.456163	27.120922	39.40%	0
2012	16.682350	19.456163	16.63%	575
2011	17.257843	16.682350	-3.33%	534
2010	14.147166	17.257843	21.99%	490
2009	10.431640	14.147166	35.62%	440
2008	16.974562	10.431640	-38.55%	373
2007	17.383424	16.974562	-2.35%	318
2006	15.291693	17.383424	13.68%	276
2005	14.072919	15.291693	8.66%	230
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.334438	16.924694	10.37%	860
2013	11.031440	15.334438	39.01%	860
2012	9.484201	11.031440	16.31%	860
2011	9.828518	9.484201	-3.50%	1,533
2010	8.079874	9.828518	21.64%	1,218
2009	5.971437	8.079874	35.31%	2,101
2008	9.744167	5.971437	-38.72%	1,687
2007	9.997317	9.744167	-2.53%	1,048
2006*	10.000000	9.997317	-0.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.710823	-2.89%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.113330	12.010066	-0.85%	0
2013	13.115558	12.113330	-7.64%	807
2012	12.608799	13.115558	4.02%	893
2011	11.764923	12.608799	7.17%	893
2010	10.881912	11.764923	8.11%	1,505
2009*	10.000000	10.881912	8.82%	1,048

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.731651	11.683511	-0.41%	0
2013	11.895761	11.731651	-1.38%	2,308
2012	11.380137	11.895761	4.53%	4,770
2011	11.397306	11.380137	-0.15%	7,271
2010	10.961461	11.397306	3.98%	7,703
2009*	10.000000	10.961461	9.61%	2,376
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.621556	21.477656	9.46%	160
2013	14.630110	19.621556	34.12%	243
2012	12.423243	14.630110	17.76%	243
2011	13.179160	12.423243	-5.74%	243
2010	11.656463	13.179160	13.06%	1,406
2009	9.083964	11.656463	28.32%	1,406
2008	14.990773	9.083964	-39.40%	3,000
2007	16.140864	14.990773	-7.13%	2,943
2006	14.086781	16.140864	14.58%	2,935
2005	13.542179	14.086781	4.02%	2,945
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.536301	15.238232	-7.85%	0
2013	13.062011	16.536301	26.60%	0
2012	10.838851	13.062011	20.51%	0
2011	13.200066	10.838851	-17.89%	0
2010	12.136726	13.200066	8.76%	0
2009	9.851206	12.136726	23.20%	0
2008	17.780953	9.851206	-44.60%	0
2007	16.600022	17.780953	7.11%	0
2006	13.148031	16.600022	26.25%	0
2005	11.854580	13.148031	10.91%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	22.184744	22.682694	2.24%	0
2013	16.075600	22.184744	38.00%	0
2012	13.842379	16.075600	16.13%	0
2011	14.697778	13.842379	-5.82%	0
2010	11.802050	14.697778	24.54%	0
2009	9.077117	11.802050	30.02%	0
2008	15.143644	9.077117	-40.06%	0
2007	17.553522	15.143644	-13.73%	0
2006	15.138915	17.553522	15.95%	0
2005	14.308405	15.138915	5.80%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.759694	20.346637	8.46%	187
2013	13.204248	18.759694	42.07%	187
2012	11.694331	13.204248	12.91%	1,396
2011	14.400446	11.694331	-18.79%	1,396
2010	12.059686	14.400446	19.41%	710
2009	7.443700	12.059686	62.01%	456
2008	11.959111	7.443700	-37.76%	0
2007	11.466033	11.959111	4.30%	0
2006	11.001091	11.466033	4.23%	0
2005	10.529297	11.001091	4.48%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.746327	13.552959	6.33%	2,879
2013	12.969860	12.746327	-1.72%	2,996
2012	12.016435	12.969860	7.93%	4,510
2011	11.532700	12.016435	4.19%	5,168
2010	10.918054	11.532700	5.63%	5,652
2009	10.097843	10.918054	8.12%	11,593
2008	11.408108	10.097843	-11.49%	14,203
2007	10.969146	11.408108	4.00%	14,145
2006	10.714855	10.969146	2.37%	15,884
2005	10.428901	10.714855	2.74%	16,179
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.648674	8.515254	-20.03%	188
2013	9.745932	10.648674	9.26%	188
2012*	10.000000	9.745932	-2.54%	188
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.520797	8.387716	-20.27%	0
2013	9.649712	10.520797	9.03%	0
2012*	10.000000	9.649712	-3.50%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.515532	23.778571	-3.01%	0
2013	16.508394	24.515532	48.50%	136
2012	15.482265	16.508394	6.63%	161
2011	16.416634	15.482265	-5.69%	2,056
2010	13.100218	16.416634	25.32%	1,305
2009*	10.000000	13.100218	31.00%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.908897	19.337819	7.98%	4,374
2013	13.467563	17.908897	32.98%	4,954
2012	11.626573	13.467563	15.83%	6,372
2011	11.094045	11.626573	4.80%	7,744
2010	9.954634	11.094045	11.45%	9,324
2009	8.371936	9.954634	18.90%	9,928
2008	14.288321	8.371936	-41.41%	6,487
2007	13.792460	14.288321	3.60%	7,287
2006	11.932835	13.792460	15.58%	13,828
2005	11.546672	11.932835	3.34%	24,702
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.205466	16.824901	-7.58%	186
2013	15.013956	18.205466	21.26%	272
2012	13.307778	15.013956	12.82%	272
2011	16.719025	13.307778	-20.40%	513
2010	16.224406	16.719025	3.05%	513
2009	12.222154	16.224406	32.75%	513
2008	26.480364	12.222154	-53.84%	711
2007	25.386592	26.480364	4.31%	3,950
2006	19.015877	25.386592	33.50%	4,507
2005	16.517443	19.015877	15.13%	4,910
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.710665	17.670388	12.47%	1,311
2013	11.606973	15.710665	35.36%	1,336
2012	10.117118	11.606973	14.73%	1,676
2011	10.586202	10.117118	-4.91%	1,615
2010	9.755590	10.586202	8.51%	2,107
2009	7.201805	9.755590	35.46%	1,520
2008	12.112844	7.201805	-40.54%	1,510
2007	10.791578	12.112844	12.24%	1,682
2006	10.992765	10.791578	-1.83%	2,035
2005	9.687917	10.992765	13.47%	2,160
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.429651	30.601313	7.64%	2,302
2013	20.906587	28.429651	35.98%	6,442
2012	17.862110	20.906587	17.04%	7,640
2011	19.784444	17.862110	-9.72%	5,464
2010	15.818518	19.784444	25.07%	5,846
2009	11.223110	15.818518	40.95%	4,609
2008	17.679643	11.223110	-36.52%	4,087
2007	17.626309	17.679643	0.30%	8,694
2006	15.621311	17.626309	12.84%	8,514
2005	14.827264	15.621311	5.36%	10,804

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.317744	15.426362	0.71%	2,120
2013	13.550365	15.317744	13.04%	3,524
2012	12.472250	13.550365	8.64%	2,708
2011	13.100288	12.472250	-4.79%	2,844
2010	12.080182	13.100288	8.44%	2,444
2009*	10.000000	12.080182	20.80%	707
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.896909	8.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.157957	27.167666	3.86%	309
2013	18.815049	26.157957	39.03%	309
2012	16.453964	18.815049	14.35%	1,585
2011	16.560201	16.453964	-0.64%	1,585
2010	13.320814	16.560201	24.32%	1,324
2009	10.783797	13.320814	23.53%	1,788
2008	15.799049	10.783797	-31.74%	1,203
2007	16.097427	15.799049	-1.85%	1,533
2006	14.240235	16.097427	13.04%	1,522
2005	13.440514	14.240235	5.95%	1,507
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.374684	19.475511	12.09%	0
2013	13.089993	17.374684	32.73%	0
2012	11.832430	13.089993	10.63%	0
2011	11.868869	11.832430	-0.31%	0
2010	10.462786	11.868869	13.44%	0
2009	7.917323	10.462786	32.15%	0
2008	12.220500	7.917323	-35.21%	0
2007	11.476249	12.220500	6.49%	0
2006	10.636607	11.476249	7.89%	0
2005	10.389769	10.636607	2.38%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.025115	21.320177	12.06%	341
2013	14.584902	19.025115	30.44%	341
2012	12.755087	14.584902	14.35%	342
2011	12.671753	12.755087	0.66%	1,174
2010	11.168371	12.671753	13.46%	848
2009	8.947705	11.168371	24.82%	852
2008	14.407872	8.947705	-37.90%	851
2007	13.855667	14.407872	3.99%	849
2006	12.141758	13.855667	14.12%	931
2005	11.738115	12.141758	3.44%	1,182

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.974887	23.438785	11.75%	1,258
2013	16.118992	20.974887	30.13%	1,728
2012	14.128868	16.118992	14.09%	1,799
2011	14.072093	14.128868	0.40%	3,479
2010	12.435230	14.072093	13.16%	4,142
2009	9.985547	12.435230	24.53%	3,220
2008	16.124879	9.985547	-38.07%	5,590
2007	15.545845	16.124879	3.72%	5,159
2006	13.657386	15.545845	13.83%	5,188
2005	13.235955	13.657386	3.18%	12,713
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.918673	-0.81%	1,982
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	22.480133	22.747998	1.19%	3,299
2013	21.318596	22.480133	5.45%	4,627
2012	18.877512	21.318596	12.93%	7,026
2011	18.209866	18.877512	3.67%	8,647
2010	16.113386	18.209866	13.01%	9,313
2009	10.696074	16.113386	50.65%	5,215
2008	14.648640	10.696074	-26.98%	3,294
2007	14.369795	14.648640	1.94%	6,393
2006	13.153835	14.369795	9.24%	8,236
2005	13.017481	13.153835	1.05%	8,797
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.289476	12.955286	-2.51%	3,281
2013	11.584203	13.289476	14.72%	3,311
2012	10.656703	11.584203	8.70%	4,617
2011	11.414695	10.656703	-6.64%	4,579
2010	10.223422	11.414695	11.65%	4,858
2009	9.135670	10.223422	11.91%	2,234
2008	13.147134	9.135670	-30.51%	2,216
2007	12.137447	13.147134	8.32%	2,446
2006	10.609988	12.137447	14.40%	2,148
2005	10.559481	10.609988	0.48%	1,703
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.357815	15.749059	2.55%	44
2013	15.385111	15.357815	-0.18%	44
2012	14.192616	15.385111	8.40%	1,233
2011	14.045357	14.192616	1.05%	1,233
2010	13.101703	14.045357	7.20%	1,233
2009	11.010747	13.101703	18.99%	1,064
2008	12.020528	11.010747	-8.40%	1,458
2007	11.545729	12.020528	4.11%	1,585
2006	11.219498	11.545729	2.91%	1,970
2005	11.209946	11.219498	0.09%	2,093

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	15.084687	15.427206	2.27%	11,490
2013	15.154163	15.084687	-0.46%	10,402
2012	14.014777	15.154163	8.13%	10,580
2011	13.907721	14.014777	0.77%	11,864
2010	12.999950	13.907721	6.98%	12,723
2009	10.950631	12.999950	18.71%	11,806
2008	11.989165	10.950631	-8.66%	13,849
2007	11.542289	11.989165	3.87%	17,665
2006	11.241467	11.542289	2.68%	19,900
2005	11.266428	11.241467	-0.22%	16,430
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.840091	16.539805	4.42%	0
2013	13.877041	15.840091	14.15%	0
2012	12.493574	13.877041	11.07%	0
2011	12.994312	12.493574	-3.85%	0
2010	11.522606	12.994312	12.77%	0
2009	9.044889	11.522606	27.39%	0
2008	12.861617	9.044889	-29.68%	0
2007	11.285433	12.861617	13.97%	0
2006	10.651465	11.285433	5.95%	0
2005	10.373025	10.651465	2.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.640078	15.265503	4.27%	914
2013	12.847203	14.640078	13.96%	914
2012	11.586012	12.847203	10.89%	914
2011	12.066213	11.586012	-3.98%	2,530
2010	10.716347	12.066213	12.60%	2,569
2009	8.423739	10.716347	27.22%	2,773
2008	11.992842	8.423739	-29.76%	2,869
2007	10.539912	11.992842	13.79%	2,292
2006	9.957050	10.539912	5.85%	3,621
2005	9.710521	9.957050	2.54%	6,287
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	14.051694	14.681397	4.48%	266
2013	11.625428	14.051694	20.87%	266
2012	10.202323	11.625428	13.95%	266
2011	11.016099	10.202323	-7.39%	266
2010	9.597324	11.016099	14.78%	266
2009	7.315268	9.597324	31.20%	266
2008	11.547072	7.315268	-36.65%	266
2007	9.832278	11.547072	17.44%	263
2006	9.313489	9.832278	5.57%	322
2005	9.081970	9.313489	2.55%	420

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.749500	13.296059	4.29%	80
2013	10.569684	12.749500	20.62%	104
2012	9.293722	10.569684	13.73%	104
2011	10.056009	9.293722	-7.58%	1,275
2010	8.772395	10.056009	14.63%	1,250
2009	6.705647	8.772395	30.82%	1,370
2008	10.595371	6.705647	-36.71%	1,515
2007	9.042632	10.595371	17.17%	1,352
2006	8.575514	9.042632	5.45%	1,433
2005	8.380606	8.575514	2.33%	1,835
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	16.015997	17.420596	8.77%	0
2013	13.565358	16.015997	18.07%	0
2012	11.944488	13.565358	13.57%	63
2011	12.564007	11.944488	-4.93%	63
2010	10.777752	12.564007	16.57%	63
2009	7.884400	10.777752	36.70%	63
2008	12.095457	7.884400	-34.82%	63
2007	11.242701	12.095457	7.58%	63
2006	10.192526	11.242701	10.30%	316
2005	9.768026	10.192526	4.35%	1,426
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.348685	17.770781	8.70%	783
2013	13.872281	16.348685	17.85%	783
2012	12.228803	13.872281	13.44%	783
2011	12.869407	12.228803	-4.98%	783
2010	11.061502	12.869407	16.34%	3,207
2009	8.094001	11.061502	36.66%	3,323
2008	12.440691	8.094001	-34.94%	3,993
2007	11.582651	12.440691	7.41%	6,622
2006	10.513970	11.582651	10.16%	7,060
2005	10.084015	10.513970	4.26%	6,491
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.388004	15.762674	9.55%	346
2013	10.522930	14.388004	36.73%	346
2012	8.687183	10.522930	21.13%	346
2011	9.035054	8.687183	-3.85%	346
2010	7.745528	9.035054	16.65%	346
2009	5.768001	7.745528	34.28%	360
2008	9.926802	5.768001	-41.89%	375
2007	9.397222	9.926802	5.64%	391
2006	8.343473	9.397222	12.63%	406
2005	6.980068	8.343473	19.53%	406

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.094390	15.409627	9.33%	2,216
2013	10.318392	14.094390	36.59%	2,778
2012	8.543293	10.318392	20.78%	4,538
2011	8.893003	8.543293	-3.93%	6,048
2010	7.628836	8.893003	16.57%	6,160
2009	5.686420	7.628836	34.16%	7,753
2008	9.813048	5.686420	-42.05%	8,213
2007	9.306576	9.813048	5.44%	7,484
2006	8.275989	9.306576	12.45%	9,830
2005	6.941043	8.275989	19.23%	8,015
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	16.311380	17.509108	7.34%	2,681
2013	12.896785	16.311380	26.48%	2,681
2012	11.139204	12.896785	15.78%	2,507
2011	11.178213	11.139204	-0.35%	2,542
2010	9.830646	11.178213	13.71%	2,465
2009	7.652048	9.830646	28.47%	2,712
2008	13.517956	7.652048	-43.39%	2,784
2007	13.491780	13.517956	0.19%	3,188
2006	11.371750	13.491780	18.64%	4,311
2005	10.882855	11.371750	4.49%	4,974
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.369292	18.616027	7.18%	17,466
2013	13.753066	17.369292	26.29%	21,873
2012	11.892257	13.753066	15.65%	30,126
2011	11.958087	11.892257	-0.55%	36,983
2010	10.532141	11.958087	13.54%	42,382
2009	8.207377	10.532141	28.33%	37,979
2008	14.526281	8.207377	-43.50%	42,016
2007	14.518929	14.526281	0.05%	47,149
2006	12.252890	14.518929	18.49%	48,090
2005	11.746936	12.252890	4.31%	51,205
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	15.051831	16.415829	9.06%	391
2013	11.415115	15.051831	31.86%	391
2012	9.758388	11.415115	16.98%	391
2011	9.723559	9.758388	0.36%	391
2010	8.583088	9.723559	13.29%	391
2009	6.831780	8.583088	25.63%	1,564
2008	11.876161	6.831780	-42.47%	2,612
2007	10.733124	11.876161	10.65%	2,806
2006	9.612459	10.733124	11.66%	4,099
2005	9.047800	9.612459	6.24%	5,177

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.127270	16.474319	8.90%	8,283
2013	11.490478	15.127270	31.65%	9,524
2012	9.835623	11.490478	16.83%	17,848
2011	9.821376	9.835623	0.15%	21,981
2010	8.678151	9.821376	13.17%	27,647
2009	6.915332	8.678151	25.49%	24,165
2008	12.046882	6.915332	-42.60%	24,074
2007	10.901328	12.046882	10.51%	28,474
2006	9.776521	10.901328	11.51%	24,336
2005	9.213154	9.776521	6.11%	43,842
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.711507	15.062630	9.85%	2,526
2013	10.189141	13.711507	34.57%	2,550
2012	9.003568	10.189141	13.17%	2,630
2011	9.099848	9.003568	-1.06%	3,123
2010	7.424269	9.099848	22.57%	3,150
2009	5.863888	7.424269	26.61%	3,246
2008	11.248252	5.863888	-47.87%	3,358
2007	8.974185	11.248252	25.34%	4,048
2006	8.509992	8.974185	5.45%	5,236
2005	8.150656	8.509992	4.41%	8,170
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.472193	11.485990	9.68%	24,297
2013	7.793604	10.472193	34.37%	30,552
2012	6.895369	7.793604	13.03%	44,287
2011	6.981212	6.895369	-1.23%	56,783
2010	5.704691	6.981212	22.38%	64,853
2009	4.512151	5.704691	26.43%	68,371
2008	8.667512	4.512151	-47.94%	68,515
2007	6.926702	8.667512	25.13%	72,210
2006	6.578249	6.926702	5.30%	78,651
2005	6.310672	6.578249	4.24%	82,085
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.506134	14.486070	-0.14%	208
2013	13.867744	14.506134	4.60%	208
2012	12.291658	13.867744	12.82%	208
2011	11.970652	12.291658	2.68%	208
2010	10.647878	11.970652	12.42%	208
2009	7.495866	10.647878	42.05%	947
2008	10.124516	7.495866	-25.96%	947
2007	9.982948	10.124516	1.42%	1,153
2006	9.088023	9.982948	9.85%	2,618
2005	8.971724	9.088023	1.30%	3,497

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.386216	15.339045	-0.31%	3,556
2013	14.733544	15.386216	4.43%	3,760
2012	13.084803	14.733544	12.60%	5,691
2011	12.768895	13.084803	2.47%	9,622
2010	11.369430	12.768895	12.31%	13,792
2009	8.021174	11.369430	41.74%	13,564
2008	10.845254	8.021174	-26.04%	14,628
2007	10.705549	10.845254	1.30%	17,883
2006	9.759284	10.705549	9.70%	17,370
2005	9.654270	9.759284	1.09%	21,234
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	14.782024	16.586571	12.21%	6,075
2013	11.313603	14.782024	30.66%	6,677
2012	9.879037	11.313603	14.52%	6,958
2011	9.798991	9.879037	0.82%	9,384
2010	8.622555	9.798991	13.64%	11,022
2009	6.893241	8.622555	25.09%	11,815
2008	11.074434	6.893241	-37.76%	15,118
2007	10.631387	11.074434	4.17%	22,741
2006	9.297715	10.631387	14.34%	25,729
2005	8.977266	9.297715	3.57%	31,395
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	18.166070	18.994044	4.56%	3,032
2013	18.719474	18.166070	-2.96%	3,020
2012	17.892053	18.719474	4.62%	3,105
2011	16.871463	17.892053	6.05%	6,979
2010	15.840062	16.871463	6.51%	7,271
2009	13.854131	15.840062	14.33%	7,188
2008	14.493362	13.854131	-4.41%	7,499
2007	14.059179	14.493362	3.09%	7,882
2006	13.636416	14.059179	3.10%	8,178
2005	13.505574	13.636416	0.97%	12,571
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	53.485000	56.117500	4.92%	905
2013	39.786394	53.485000	34.43%	905
2012	35.094194	39.786394	13.37%	764
2011	39.783174	35.094194	-11.79%	764
2010	31.285973	39.783174	27.16%	764
2009	22.616075	31.285973	38.34%	844
2008	37.841988	22.616075	-40.24%	849
2007	33.167461	37.841988	14.09%	854
2006	29.815356	33.167461	11.24%	1,086
2005	25.529027	29.815356	16.79%	1,340

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.877510	34.442268	4.76%	13,722
2013	24.491633	32.877510	34.24%	15,012
2012	21.638643	24.491633	13.18%	19,539
2011	24.567166	21.638643	-11.92%	24,214
2010	19.339695	24.567166	27.03%	29,027
2009	14.006639	19.339695	38.08%	29,293
2008	23.474470	14.006639	-40.33%	29,178
2007	20.601238	23.474470	13.95%	39,183
2006	18.550005	20.601238	11.06%	38,077
2005	15.908537	18.550005	16.60%	41,580
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.834993	11.694143	-1.19%	636
2013	11.975265	11.834993	-1.17%	618
2012	12.104644	11.975265	-1.07%	795
2011	12.237900	12.104644	-1.09%	909
2010	12.356511	12.237900	-0.96%	1,063
2009	12.417074	12.356511	-0.49%	1,073
2008	12.198469	12.417074	1.79%	1,203
2007	11.739314	12.198469	3.91%	1,132
2006	11.327503	11.739314	3.64%	1,669
2005	11.126090	11.327503	1.81%	1,794
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.643811	14.194722	-9.26%	351
2013	12.144608	15.643811	28.81%	351
2012	10.197693	12.144608	19.09%	409
2011	12.469635	10.197693	-18.22%	409
2010	11.169757	12.469635	11.64%	409
2009	8.941471	11.169757	24.92%	1,124
2008	16.122347	8.941471	-44.54%	1,124
2007	13.923445	16.122347	15.79%	1,454
2006	11.947812	13.923445	16.54%	1,843
2005	10.164174	11.947812	17.55%	1,843
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.331735	11.172883	-9.40%	3,502
2013	9.588836	12.331735	28.61%	4,645
2012	8.062545	9.588836	18.93%	6,638
2011	9.872129	8.062545	-18.33%	10,322
2010	8.855824	9.872129	11.48%	10,922
2009	7.101379	8.855824	24.71%	9,090
2008	12.826141	7.101379	-44.63%	9,263
2007	11.091353	12.826141	15.64%	10,006
2006	9.531665	11.091353	16.36%	11,278
2005	8.121638	9.531665	17.36%	17,502

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.616191	19.372533	9.97%	0
2013	13.477771	17.616191	30.71%	0
2012	11.292760	13.477771	19.35%	0
2011	11.728685	11.292760	-3.72%	0
2010	10.083064	11.728685	16.32%	0
2009	7.169602	10.083064	40.64%	0
2008	13.571921	7.169602	-47.17%	0
2007	13.469195	13.571921	0.76%	0
2006	11.900117	13.469195	13.19%	0
2005	11.353623	11.900117	4.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.284436	18.973601	9.77%	124
2013	13.235034	17.284436	30.60%	143
2012	11.112595	13.235034	19.10%	150
2011	11.556827	11.112595	-3.84%	800
2010	9.953636	11.556827	16.11%	806
2009	7.089502	9.953636	40.40%	1,005
2008	13.438311	7.089502	-47.24%	1,110
2007	13.353953	13.438311	0.63%	1,075
2006	11.813561	13.353953	13.04%	1,011
2005	11.297223	11.813561	4.57%	1,361
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	23.064416	24.312680	5.41%	302
2013	17.895979	23.064416	28.88%	100
2012	14.251496	17.895979	25.57%	0
2011	15.824451	14.251496	-9.94%	0
2010	12.665822	15.824451	24.94%	0
2009	8.144799	12.665822	55.51%	0
2008	16.884919	8.144799	-51.76%	0
2007	16.184818	16.884919	4.33%	0
2006	14.097439	16.184818	14.81%	0
2005	13.912764	14.097439	1.33%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.440172	22.562541	5.23%	6,092
2013	16.669062	21.440172	28.62%	6,909
2012	13.278252	16.669062	25.54%	6,966
2011	14.774464	13.278252	-10.13%	8,074
2010	11.836345	14.774464	24.82%	8,132
2009	7.623232	11.836345	55.27%	3,399
2008	15.839385	7.623232	-51.87%	3,059
2007	15.205458	15.839385	4.17%	3,126
2006	13.265982	15.205458	14.62%	2,802
2005	13.108544	13.265982	1.20%	2,227

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.545987	12.748465	1.61%	1,478
2013	10.259562	12.545987	22.29%	1,518
2012	9.003906	10.259562	13.95%	1,239
2011	9.255758	9.003906	-2.72%	1,499
2010	8.496860	9.255758	8.93%	1,776
2009	6.602655	8.496860	28.69%	0
2008*	10.000000	6.602655	-33.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.798457	22.399492	7.70%	489
2013	16.186634	20.798457	28.49%	256
2012	14.605401	16.186634	10.83%	1,222
2011	13.907217	14.605401	5.02%	1,899
2010	11.638847	13.907217	19.49%	1,904
2009	10.010950	11.638847	16.26%	1,869
2008	13.869541	10.010950	-27.82%	2,604
2007	14.386216	13.869541	-3.59%	2,894
2006	12.399433	14.386216	16.02%	2,938
2005	12.103882	12.399433	2.44%	2,418
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.471584	17.143507	-11.96%	0
2013	15.987198	19.471584	21.79%	0
2012	13.644445	15.987198	17.17%	0
2011	15.420536	13.644445	-11.52%	0
2010	14.361800	15.420536	7.37%	0
2009	10.584002	14.361800	35.69%	0
2008	17.924748	10.584002	-40.95%	155
2007	15.669599	17.924748	14.39%	155
2006	13.031795	15.669599	20.24%	179
2005	11.938878	13.031795	9.15%	230
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.997192	17.096297	6.87%	2,229
2013	11.582225	15.997192	38.12%	3,075
2012	10.338184	11.582225	12.03%	9,820
2011	11.177777	10.338184	-7.51%	3,487
2010	9.462149	11.177777	18.13%	4,365
2009	5.781755	9.462149	63.66%	4,556
2008	11.500542	5.781755	-49.73%	6,875
2007	9.979956	11.500542	15.24%	6,652
2006	9.842500	9.979956	1.40%	13,007
2005	9.254808	9.842500	6.35%	14,062

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.236526	20.735304	7.79%	4,994
2013	14.352894	19.236526	34.03%	6,546
2012	12.215815	14.352894	17.49%	8,689
2011	12.630126	12.215815	-3.28%	11,106
2010	11.049178	12.630126	14.31%	17,943
2009	8.709296	11.049178	26.87%	16,944
2008	13.731199	8.709296	-36.57%	9,437
2007	14.230207	13.731199	-3.51%	12,545
2006	12.411219	14.230207	14.66%	14,903
2005	12.065657	12.411219	2.86%	20,193
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.537717	16.601810	6.85%	0
2013	12.167492	15.537717	27.70%	0
2012	10.814350	12.167492	12.51%	1,346
2011	10.952350	10.814350	-1.26%	1,346
2010	10.118434	10.952350	8.24%	1,346
2009	7.982460	10.118434	26.76%	1,346
2008	11.565627	7.982460	-30.98%	2,129
2007	10.827988	11.565627	6.81%	2,297
2006*	10.000000	10.827988	8.28%	2,297
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.249569	16.248764	6.55%	133
2013	11.970888	15.249569	27.39%	962
2012	10.664777	11.970888	12.25%	1,315
2011	10.825819	10.664777	-1.49%	1,484
2010	10.029600	10.825819	7.94%	1,582
2009	7.931883	10.029600	26.45%	1,019
2008	11.521957	7.931883	-31.16%	1,374
2007	10.810898	11.521957	6.58%	1,487
2006*	10.000000	10.810898	8.11%	1,254
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	23.492520	23.231459	-1.11%	398
2013	20.028883	23.492520	17.29%	399
2012	17.589486	20.028883	13.87%	402
2011	19.141079	17.589486	-8.11%	405
2010	17.204275	19.141079	11.26%	575
2009	12.907089	17.204275	33.29%	573
2008	21.973585	12.907089	-41.26%	863
2007	19.434178	21.973585	13.07%	916
2006	15.381132	19.434178	26.35%	943
2005	13.226036	15.381132	16.29%	1,034

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.310031	20.956089	3.18%	0
2013	15.958328	20.310031	27.27%	0
2012	14.557800	15.958328	9.62%	0
2011	15.738050	14.557800	-7.50%	197
2010	13.959082	15.738050	12.74%	197
2009	10.850447	13.959082	28.65%	197
2008	15.364184	10.850447	-29.38%	197
2007	14.196184	15.364184	8.23%	197
2006	12.916090	14.196184	9.91%	245
2005	12.147359	12.916090	6.33%	346
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.195313	14.084746	6.74%	0
2013	9.747518	13.195313	35.37%	0
2012*	10.000000	9.747518	-2.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.155112	13.996975	6.40%	5,030
2013	9.747086	13.155112	34.96%	5,384
2012*	10.000000	9.747086	-2.53%	7,461
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.008748	15.919854	-6.40%	1,813
2013	13.757710	17.008748	23.63%	2,490
2012	11.684549	13.757710	17.74%	2,273
2011	12.744555	11.684549	-8.32%	2,509
2010	11.869547	12.744555	7.37%	2,290
2009*	10.000000	11.869547	18.70%	677
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.459663	-5.40%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.258439	14.220437	7.26%	7,860
2013	9.779684	13.258439	35.57%	8,308
2012	8.502374	9.779684	15.02%	9,243
2011	9.170786	8.502374	-7.29%	10,429
2010	7.184033	9.170786	27.66%	11,835
2009	5.147796	7.184033	39.56%	9,804
2008	10.764047	5.147796	-52.18%	6,809
2007	9.949367	10.764047	8.19%	8,063
2006	9.843780	9.949367	1.07%	9,159
2005	9.686235	9.843780	1.63%	10,663

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.250193	20.335661	-8.60%	2,580
2013	15.947167	22.250193	39.52%	3,071
2012	13.351183	15.947167	19.44%	3,342
2011	15.097365	13.351183	-11.57%	3,807
2010	11.240676	15.097365	34.31%	2,991
2009	6.983232	11.240676	60.97%	3,192
2008	11.686765	6.983232	-40.25%	2,246
2007	11.569096	11.686765	1.02%	2,013
2006	10.368561	11.569096	11.58%	2,335
2005	9.991449	10.368561	3.77%	2,896
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.233106	23.118591	8.88%	3,765
2013	15.849242	21.233106	33.97%	4,128
2012	13.843511	15.849242	14.49%	6,396
2011	14.076964	13.843511	-1.66%	7,712
2010	12.810932	14.076964	9.88%	10,032
2009	10.589141	12.810932	20.98%	8,504
2008	15.935666	10.589141	-33.55%	7,345
2007	14.991830	15.935666	6.30%	9,130
2006	12.591435	14.991830	19.06%	6,648
2005	11.969861	12.591435	5.19%	8,075
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.077883	15.065684	-0.08%	683
2013	11.956778	15.077883	26.10%	797
2012	10.439213	11.956778	14.54%	229
2011	10.756923	10.439213	-2.95%	229
2010*	10.000000	10.756923	7.57%	479
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.327840	22.684317	11.59%	1,102
2013	15.625672	20.327840	30.09%	0
2012	13.819552	15.625672	13.07%	0
2011	13.919336	13.819552	-0.72%	0
2010	12.450830	13.919336	11.79%	123
2009*	10.000000	12.450830	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.278344	14.811017	3.73%	3,744
2013	11.722228	14.278344	21.81%	3,405
2012	10.253438	11.722228	14.32%	4,562
2011	10.282176	10.253438	-0.28%	1,867
2010	9.290525	10.282176	10.67%	1,875
2009	7.619334	9.290525	21.93%	1,558
2008	10.981885	7.619334	-30.62%	850
2007	10.472825	10.981885	4.86%	832
2006*	10.000000	10.472825	4.73%	34

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.459768	11.885924	3.72%	1,725
2013	11.905379	11.459768	-3.74%	742
2012	11.480144	11.905379	3.70%	5,316
2011	10.990144	11.480144	4.46%	7,566
2010	10.494946	10.990144	4.72%	8,730
2009	9.471637	10.494946	10.80%	2,910
2008	10.636755	9.471637	-10.95%	872
2007	10.454871	10.636755	1.74%	5,445
2006*	10.000000	10.454871	4.55%	474
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.569850	15.665392	0.61%	570
2013	12.250255	15.569850	27.10%	617
2012	10.156210	12.250255	20.62%	1,607
2011	11.334491	10.156210	-10.40%	2,021
2010	10.307303	11.334491	9.97%	2,314
2009	7.367390	10.307303	39.90%	1,439
2008	12.152287	7.367390	-39.37%	2,670
2007	10.755666	12.152287	12.98%	3,538
2006*	10.000000	10.755666	7.56%	54
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.030568	14.980441	6.77%	321
2013	10.956614	14.030568	28.06%	333
2012	9.446186	10.956614	15.99%	1,358
2011	10.030959	9.446186	-5.83%	3,246
2010	8.589921	10.030959	16.78%	2,533
2009	6.264678	8.589921	37.12%	1,283
2008	11.366340	6.264678	-44.88%	3,295
2007	10.281776	11.366340	10.55%	3,066
2006*	10.000000	10.281776	2.82%	1,898
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.476372	13.587356	8.90%	1,138
2013	9.496885	12.476372	31.37%	235
2012	8.211406	9.496885	15.65%	202
2011	8.500979	8.211406	-3.41%	500
2010	7.753245	8.500979	9.64%	500
2009	6.004590	7.753245	29.12%	145
2008	9.812784	6.004590	-38.81%	0
2007*	10.000000	9.812784	-1.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.851622	-1.48%	175

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.586030	13.250649	5.28%	0
2013	8.875221	12.586030	41.81%	0
2012	7.688829	8.875221	15.43%	0
2011	8.808767	7.688829	-12.71%	0
2010	7.726862	8.808767	14.00%	0
2009	5.112803	7.726862	51.13%	157
2008*	10.000000	5.112803	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.049768	15.352951	9.28%	0
2013	10.247697	14.049768	37.10%	0
2012	9.302740	10.247697	10.16%	0
2011	9.724722	9.302740	-4.34%	0
2010	7.964638	9.724722	22.10%	0
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.966469	15.249096	9.18%	0
2013	10.202673	13.966469	36.89%	0
2012	9.271473	10.202673	10.04%	0
2011	9.700646	9.271473	-4.42%	0
2010	7.946160	9.700646	22.08%	0
2009	6.126807	7.946160	29.69%	0
2008*	10.000000	6.126807	-38.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.523331	12.929453	3.24%	1,497
2013	9.789829	12.523331	27.92%	1,540
2012	8.530964	9.789829	14.76%	1,791
2011	9.222635	8.530964	-7.50%	2,066
2010	8.120150	9.222635	13.58%	2,359
2009	6.361474	8.120150	27.65%	480
2008*	10.000000	6.361474	-36.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.398930	12.776593	3.05%	923
2013	10.945235	12.398930	13.28%	0
2012	9.975148	10.945235	9.73%	0
2011	10.233697	9.975148	-2.53%	0
2010	9.381701	10.233697	9.08%	0
2009	7.924860	9.381701	18.38%	0
2008*	10.000000	7.924860	-20.75%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.587557	13.020707	3.44%	0
2013	10.507937	12.587557	19.79%	0
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	0
2010	8.835230	9.810720	11.04%	0
2009	7.202203	8.835230	22.67%	0
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.797908	12.045260	2.10%	0
2013	11.379856	11.797908	3.67%	0
2012	10.714917	11.379856	6.21%	0
2011	10.693892	10.714917	0.20%	0
2010	10.134560	10.693892	5.52%	0
2009	9.075933	10.134560	11.66%	0
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.497626	12.911961	3.32%	1,253
2013	10.737610	12.497626	16.39%	1,253
2012	9.671916	10.737610	11.02%	1,253
2011	10.022954	9.671916	-3.50%	0
2010	9.108906	10.022954	10.03%	0
2009	7.560267	9.108906	20.48%	0
2008*	10.000000	7.560267	-24.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.535692	12.950251	3.31%	0
2013	10.209409	12.535692	22.79%	0
2012	9.018302	10.209409	13.21%	0
2011	9.574904	9.018302	-5.81%	0
2010	8.552690	9.574904	11.95%	0
2009	6.838895	8.552690	25.06%	0
2008*	10.000000	6.838895	-31.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.247258	12.594251	2.83%	0
2013	11.143623	12.247258	9.90%	0
2012	10.249814	11.143623	8.72%	0
2011	10.402177	10.249814	-1.46%	0
2010	9.656186	10.402177	7.73%	0
2009	8.305104	9.656186	16.27%	0
2008*	10.000000	8.305104	-16.95%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.186274	12.648693	3.79%	231
2013	12.574661	12.186274	-3.09%	195
2012	11.811888	12.574661	6.46%	159
2011	11.215326	11.811888	5.32%	0
2010	10.603308	11.215326	5.77%	0
2009	9.865476	10.603308	7.48%	0
2008*	10.000000	9.865476	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.008623	12.419645	3.42%	61
2013	12.418819	12.008623	-3.30%	61
2012	11.694912	12.418819	6.19%	61
2011	11.141529	11.694912	4.97%	722
2010	10.561020	11.141529	5.50%	722
2009	9.843611	10.561020	7.29%	722
2008*	10.000000	9.843611	-1.56%	1,214
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.987966	13.458526	3.62%	579
2013	13.420672	12.987966	-3.22%	53
2012	12.681415	13.420672	5.83%	53
2011	12.103098	12.681415	4.78%	564
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.517225	24.697738	-6.86%	6,188
2013	26.724652	26.517225	-0.78%	412
2012	23.121521	26.724652	15.58%	412
2011	30.233872	23.121521	-23.52%	412
2010	26.399961	30.233872	14.52%	420
2009	16.384074	26.399961	61.13%	418
2008	39.418420	16.384074	-58.44%	418
2007	27.480680	39.418420	43.44%	420
2006	20.403823	27.480680	34.68%	420
2005	15.605517	20.403823	30.75%	433
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.067452	14.533681	3.31%	19,164
2013	14.840154	14.067452	-5.21%	11,581
2012	14.575291	14.840154	1.82%	13,933
2011	13.753974	14.575291	5.97%	27,339
2010	13.285719	13.753974	3.52%	34,917
2009	13.095033	13.285719	1.46%	26,396
2008	12.304245	13.095033	6.43%	25,111
2007	11.622505	12.304245	5.87%	30,474
2006	11.382939	11.622505	2.10%	32,394
2005	11.156713	11.382939	2.03%	34,346

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.173436	8.998121	-1.91%	508
2013	7.897771	9.173436	16.15%	508
2012	6.937571	7.897771	13.84%	508
2011	7.801852	6.937571	-11.08%	508
2010	6.987917	7.801852	11.65%	508
2009	5.463669	6.987917	27.90%	508
2008*	10.000000	5.463669	-45.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.063897	19.774134	3.73%	8,689
2013	15.163671	19.063897	25.72%	8,576
2012	13.242325	15.163671	14.51%	9,730
2011	13.951311	13.242325	-5.08%	10,261
2010	12.318598	13.951311	13.25%	11,339
2009	9.801614	12.318598	25.68%	9,566
2008	15.708284	9.801614	-37.60%	6,425
2007	15.006016	15.708284	4.68%	8,144
2006	12.995630	15.006016	15.47%	10,589
2005	12.186455	12.995630	6.64%	10,802
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.123207	15.626845	3.33%	0
2013	13.495265	15.123207	12.06%	0
2012	12.487474	13.495265	8.07%	0
2011	12.527985	12.487474	-0.32%	0
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.172696	17.850910	3.95%	440
2013	14.545637	17.172696	18.06%	406
2012	13.116007	14.545637	10.90%	0
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.987830	14.357618	2.64%	68,807
2013	13.505188	13.987830	3.57%	73,730
2012	12.996949	13.505188	3.91%	75,338
2011	12.779899	12.996949	1.70%	78,692
2010	12.215298	12.779899	4.62%	91,375
2009	11.334021	12.215298	7.78%	81,472
2008	12.206889	11.334021	-7.15%	82,697
2007	11.725008	12.206889	4.11%	103,386
2006	11.178012	11.725008	4.89%	115,771
2005	10.951266	11.178012	2.07%	125,381

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.973256	17.638438	3.92%	83,487
2013	14.730145	16.973256	15.23%	87,288
2012	13.454751	14.730145	9.48%	96,617
2011	13.623333	13.454751	-1.24%	123,776
2010	12.431951	13.623333	9.58%	138,724
2009	10.561887	12.431951	17.71%	153,791
2008	13.918823	10.561887	-24.12%	163,080
2007	13.334156	13.918823	4.38%	358,174
2006	12.119712	13.334156	10.02%	418,603
2005	11.644215	12.119712	4.08%	512,854
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.344946	19.023258	3.70%	46,743
2013	15.172486	18.344946	20.91%	52,653
2012	13.499618	15.172486	12.39%	55,220
2011	13.960115	13.499618	-3.30%	59,553
2010	12.522431	13.960115	11.48%	66,489
2009	10.189143	12.522431	22.90%	64,265
2008	15.031628	10.189143	-32.22%	53,690
2007	14.333617	15.031628	4.87%	78,504
2006	12.665572	14.333617	13.17%	82,847
2005	11.972274	12.665572	5.79%	90,515
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.724008	16.271601	3.48%	21,106
2013	14.403355	15.724008	9.17%	35,056
2012	13.493812	14.403355	6.74%	36,120
2011	13.381370	13.493812	0.84%	45,808
2010	12.480911	13.381370	7.21%	51,594
2009	11.026844	12.480911	13.19%	51,942
2008	13.137185	11.026844	-16.06%	38,827
2007	12.561588	13.137185	4.58%	41,226
2006	11.726083	12.561588	7.13%	44,914
2005	11.358572	11.726083	3.24%	57,187
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.304365	22.900968	7.49%	0
2013	15.773594	21.304365	35.06%	0
2012	13.452045	15.773594	17.26%	488
2011	13.926167	13.452045	-3.40%	1,098
2010	12.955200	13.926167	7.49%	1,098
2009*	10.000000	12.955200	29.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.044964	22.572737	7.26%	36,433
2013	15.629299	21.044964	34.65%	43,292
2012	13.358654	15.629299	17.00%	58,053
2011	13.866543	13.358654	-3.66%	72,515
2010	12.933378	13.866543	7.22%	81,852
2009*	10.000000	12.933378	29.33%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.056920	27.088369	8.11%	0
2013	19.061648	25.056920	31.45%	0
2012	16.423941	19.061648	16.06%	0
2011	17.056999	16.423941	-3.71%	0
2010	13.679703	17.056999	24.69%	0
2009	10.124519	13.679703	35.11%	0
2008	16.128740	10.124519	-37.23%	846
2007	15.178289	16.128740	6.26%	691
2006	13.979647	15.178289	8.57%	848
2005	12.621849	13.979647	10.76%	712
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	23.353921	25.190888	7.87%	3,497
2013	17.798382	23.353921	31.21%	3,632
2012	15.361373	17.798382	15.86%	4,048
2011	15.975442	15.361373	-3.84%	5,675
2010	12.846519	15.975442	24.36%	6,098
2009	9.525610	12.846519	34.86%	4,625
2008	15.210850	9.525610	-37.38%	6,305
2007	14.339532	15.210850	6.08%	7,105
2006	13.224790	14.339532	8.43%	6,944
2005	11.961767	13.224790	10.56%	15,642
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.197963	10.075593	-1.20%	59,221
2013	10.321823	10.197963	-1.20%	70,596
2012	10.447534	10.321823	-1.20%	87,022
2011	10.574069	10.447534	-1.20%	74,745
2010	10.702480	10.574069	-1.20%	88,856
2009	10.827926	10.702480	-1.16%	119,283
2008	10.738895	10.827926	0.83%	92,278
2007	10.372902	10.738895	3.53%	60,377
2006	10.043543	10.372902	3.28%	51,467
2005	9.901028	10.043543	1.44%	49,401
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.198582	10.914612	-2.54%	0
2013	9.361443	11.198582	19.62%	0
2012	8.202376	9.361443	14.13%	0
2011	9.185799	8.202376	-10.71%	0
2010	8.169481	9.185799	12.44%	0
2009	6.075137	8.169481	34.47%	0
2008*	10.000000	6.075137	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.032827	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.016324	-9.84%	798

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.389334	14.571151	8.83%	0
2013	10.082228	13.389334	32.80%	0
2012	8.786769	10.082228	14.74%	0
2011	9.190355	8.786769	-4.39%	0
2010	8.063498	9.190355	13.97%	0
2009	6.309452	8.063498	27.80%	101
2008*	10.000000	6.309452	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.698969	13.831759	8.92%	8,523
2013	9.518933	12.698969	33.41%	9,463
2012	8.193456	9.518933	16.18%	13,998
2011	8.830785	8.193456	-7.22%	15,686
2010	7.927560	8.830785	11.39%	16,865
2009	6.297572	7.927560	25.88%	15,528
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.246386	14.599000	2.48%	0
2013	10.403142	14.246386	36.94%	0
2012	9.184736	10.403142	13.27%	967
2011	9.729110	9.184736	-5.60%	967
2010	7.786307	9.729110	24.95%	967
2009	6.219739	7.786307	25.19%	967
2008*	10.000000	6.219739	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.188249	17.560003	15.62%	0
2013	11.330294	15.188249	34.05%	0
2012	9.857019	11.330294	14.95%	0
2011	10.213593	9.857019	-3.49%	0
2010	8.641112	10.213593	18.20%	0
2009	6.703532	8.641112	28.90%	0
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.863906	16.071366	1.31%	418
2013	11.154206	15.863906	42.22%	446
2012	9.982934	11.154206	11.73%	301
2011	10.191699	9.982934	-2.05%	2,865
2010	8.245430	10.191699	23.60%	2,861
2009	6.561691	8.245430	25.66%	2,173
2008	12.422514	6.561691	-47.18%	5,037
2007	11.483259	12.422514	8.18%	5,656
2006	11.285446	11.483259	1.75%	5,423
2005	10.602014	11.285446	6.45%	4,333

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.207812	25.596816	5.74%	0
2013	17.451300	24.207812	38.72%	0
2012	14.665357	17.451300	19.00%	31
2011	15.635937	14.665357	-6.21%	72
2010	12.500105	15.635937	25.09%	74
2009	10.024103	12.500105	24.70%	108
2008	14.954126	10.024103	-32.97%	518
2007	16.257619	14.954126	-8.02%	463
2006	14.028494	16.257619	15.89%	451
2005	13.775098	14.028494	1.84%	360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	21.872470	23.071968	5.48%	2,780
2013	15.810177	21.872470	38.34%	3,179
2012	13.301737	15.810177	18.86%	3,145
2011	14.239479	13.301737	-6.59%	3,438
2010	11.395433	14.239479	24.96%	4,412
2009	9.164014	11.395433	24.35%	3,960
2008	13.700915	9.164014	-33.11%	6,056
2007	14.948908	13.700915	-8.35%	6,904
2006	12.920910	14.948908	15.70%	7,584
2005	12.723524	12.920910	1.55%	6,606
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	24.909106	24.810797	-0.39%	0
2013	17.892326	24.909106	39.22%	0
2012	15.679427	17.892326	14.11%	214
2011	16.803578	15.679427	-6.69%	398
2010	13.571319	16.803578	23.82%	379
2009	10.197439	13.571319	33.09%	202
2008	16.698478	10.197439	-38.93%	202
2007	16.549558	16.698478	0.90%	202
2006	14.950245	16.549558	10.70%	202
2005	13.471926	14.950245	10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.850490	24.688784	-0.65%	3,076
2013	17.895432	24.850490	38.86%	3,181
2012	15.719685	17.895432	13.84%	5,135
2011	16.890381	15.719685	-6.93%	5,597
2010	13.678550	16.890381	23.48%	6,483
2009	10.298839	13.678550	32.82%	5,672
2008	16.909805	10.298839	-39.10%	6,399
2007	16.798059	16.909805	0.67%	6,884
2006	15.213612	16.798059	10.41%	5,804
2005	13.747331	15.213612	10.67%	5,481

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.132201	14.507753	10.47%	303
2013	10.162586	13.132201	29.22%	347
2012	9.035171	10.162586	12.48%	1,409
2011	9.110228	9.035171	-0.82%	1,466
2010	8.143919	9.110228	11.87%	1,527
2009	6.565028	8.143919	24.05%	1,013
2008	11.380442	6.565028	-42.31%	0
2007	10.676665	11.380442	6.59%	0
2006*	10.000000	10.676665	6.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.230093	14.269320	27.06%	2,860
2013	11.067633	11.230093	1.47%	3,794
2012	9.692167	11.067633	14.19%	4,516
2011	9.242303	9.692167	4.87%	6,392
2010	7.205672	9.242303	28.26%	6,916
2009	5.588046	7.205672	28.95%	3,891
2008*	10.000000	5.588046	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.693812	10.617677	-0.71%	3
2013	10.812296	10.693812	-1.10%	3
2012	10.571451	10.812296	2.28%	3
2011	10.562393	10.571451	0.09%	3
2010	10.438093	10.562393	1.19%	968
2009	9.863610	10.438093	5.82%	3
2008*	10.000000	9.863610	-1.36%	1,195
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.475527	14.951670	-9.25%	0
2013	13.885408	16.475527	18.65%	0
2012	11.754706	13.885408	18.13%	0
2011	13.585442	11.754706	-13.48%	0
2010	12.929827	13.585442	5.07%	0
2009*	10.000000	12.929827	29.30%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.167918	20.904006	9.06%	0
2013	14.098972	19.167918	35.95%	0
2012	12.858771	14.098972	9.64%	0
2011	13.428283	12.858771	-4.24%	551
2010	11.062852	13.428283	21.38%	13
2009	8.519760	11.062852	29.85%	0
2008	14.240089	8.519760	-40.17%	0
2007	13.394228	14.240089	6.32%	0
2006	11.922729	13.394228	12.34%	0
2005	11.292761	11.922729	5.58%	2,747

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.175719	23.422478	1.06%	301
2013	18.425630	23.175719	25.78%	0
2012	15.379485	18.425630	19.81%	0
2011	16.973024	15.379485	-9.39%	0
2010	14.813982	16.973024	14.57%	0
2009	10.727409	14.813982	38.09%	0
2008	18.153538	10.727409	-40.91%	0
2007	17.283089	18.153538	5.04%	0
2006	14.862873	17.283089	16.28%	0
2005	13.159959	14.862873	12.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.521148	22.708369	0.83%	4,580
2013	17.949772	22.521148	25.47%	1,779
2012	15.021217	17.949772	19.50%	1,843
2011	16.620552	15.021217	-9.62%	2,476
2010	14.539188	16.620552	14.32%	2,500
2009	10.559955	14.539188	37.68%	2,544
2008	17.912823	10.559955	-41.05%	2,547
2007	17.092177	17.912823	4.80%	3,507
2006	14.739829	17.092177	15.96%	5,003
2005	13.079373	14.739829	12.70%	6,010
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.022240	10.183059	1.60%	0
2013	10.157406	10.022240	-1.33%	0
2012*	10.000000	10.157406	1.57%	70
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.544678	18.778641	1.26%	9,366
2013	18.839046	18.544678	-1.56%	11,593
2012	16.852405	18.839046	11.79%	14,837
2011	16.946560	16.852405	-0.56%	17,457
2010	14.944641	16.946560	13.40%	22,561
2009	12.774578	14.944641	16.99%	19,405
2008	15.119884	12.774578	-15.51%	17,046
2007	13.970081	15.119884	8.23%	19,099
2006	13.185505	13.970081	5.95%	13,942
2005	13.022366	13.185505	1.25%	14,157
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.040141	-9.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.329087	18.901834	9.08%	10,972
2013	13.344251	17.329087	29.86%	12,644
2012	11.582873	13.344251	15.21%	20,174
2011	11.760246	11.582873	-1.51%	23,668
2010	10.276648	11.760246	14.44%	29,292
2009	8.126512	10.276648	26.46%	26,743
2008	13.401983	8.126512	-39.36%	27,296
2007	13.024909	13.401983	2.90%	34,789
2006	11.487324	13.024909	13.39%	32,115
2005	10.995245	11.487324	4.48%	33,631
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	26.962552	29.817977	10.59%	33
2013	19.352326	26.962552	39.32%	37
2012	16.601735	19.352326	16.57%	47
2011	17.183127	16.601735	-3.38%	159
2010	14.093022	17.183127	21.93%	187
2009	10.396980	14.093022	35.55%	201
2008	16.926752	10.396980	-38.58%	467
2007	17.343290	16.926752	-2.40%	851
2006	15.264079	17.343290	13.62%	888
2005	14.054592	15.264079	8.61%	778
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.275038	16.850619	10.31%	4,448
2013	10.994276	15.275038	38.94%	4,636
2012	9.457041	10.994276	16.25%	4,474
2011	9.805330	9.457041	-3.55%	3,992
2010	8.064887	9.805330	21.58%	3,232
2009	5.963378	8.064887	35.24%	2,641
2008	9.735944	5.963378	-38.75%	2,175
2007	9.993957	9.735944	-2.58%	1,645
2006*	10.000000	9.993957	-0.06%	316
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.707524	-2.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.084754	11.975670	-0.90%	0
2013	13.091230	12.084754	-7.69%	0
2012	12.591802	13.091230	3.97%	0
2011	11.754996	12.591802	7.12%	0
2010	10.878232	11.754996	8.06%	0
2009*	10.000000	10.878232	8.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.703976	11.650049	-0.46%	397
2013	11.873704	11.703976	-1.43%	367
2012	11.364804	11.873704	4.48%	0
2011	11.387689	11.364804	-0.20%	0
2010	10.957755	11.387689	3.92%	911
2009*	10.000000	10.957755	9.58%	341
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.515975	21.351277	9.40%	109
2013	14.558748	19.515975	34.05%	489
2012	12.368909	14.558748	17.70%	221
2011	13.128155	12.368909	-5.78%	399
2010	11.617207	13.128155	13.01%	404
2009	9.057951	11.617207	28.25%	410
2008	14.955422	9.057951	-39.43%	415
2007	16.111000	14.955422	-7.17%	3,347
2006	14.067815	16.111000	14.52%	3,534
2005	13.530767	14.067815	3.97%	611
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.439707	15.141559	-7.90%	0
2013	12.992279	16.439707	26.53%	0
2012	10.786458	12.992279	20.45%	0
2011	13.142902	10.786458	-17.93%	0
2010	12.090263	13.142902	8.71%	0
2009	9.818464	12.090263	23.14%	0
2008	17.730847	9.818464	-44.62%	0
2007	16.561674	17.730847	7.06%	0
2006	13.124276	16.561674	26.19%	0
2005	11.839133	13.124276	10.86%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	22.055192	22.538821	2.19%	0
2013	15.989807	22.055192	37.93%	0
2012	13.775478	15.989807	16.07%	0
2011	14.634139	13.775478	-5.87%	0
2010	11.756882	14.634139	24.47%	0
2009	9.046946	11.756882	29.95%	0
2008	15.100979	9.046946	-40.09%	0
2007	17.512988	15.100979	-13.77%	0
2006	15.111579	17.512988	15.89%	178
2005	14.289772	15.111579	5.75%	178

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.650148	20.217590	8.40%	1,504
2013	13.133769	18.650148	42.00%	1,602
2012	11.637814	13.133769	12.85%	1,512
2011	14.338080	11.637814	-18.83%	1,625
2010	12.013523	14.338080	19.35%	1,271
2009	7.418954	12.013523	61.93%	937
2008	11.925411	7.418954	-37.79%	192
2007	11.439545	11.925411	4.25%	834
2006	10.981220	11.439545	4.17%	153
2005	10.515585	10.981220	4.43%	153
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.677731	13.473208	6.27%	1,831
2013	12.906594	12.677731	-1.77%	386
2012	11.963898	12.906594	7.88%	472
2011	11.488067	11.963898	4.14%	575
2010	10.881299	11.488067	5.58%	805
2009	10.068937	10.881299	8.07%	24
2008	11.381208	10.068937	-11.53%	24
2007	10.948841	11.381208	3.95%	24
2006	10.700418	10.948841	2.32%	24
2005	10.420103	10.700418	2.69%	24
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.639686	8.503752	-20.08%	0
2013	9.742629	10.639686	9.21%	0
2012*	10.000000	9.742629	-2.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.511920	8.376393	-20.32%	0
2013	9.646448	10.511920	8.97%	0
2012*	10.000000	9.646448	-3.54%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.457696	23.710466	-3.06%	0
2013	16.477775	24.457696	48.43%	0
2012	15.461387	16.477775	6.57%	0
2011	16.402783	15.461387	-5.74%	553
2010	13.095791	16.402783	25.25%	553
2009*	10.000000	13.095791	30.96%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.801586	19.212228	7.92%	9,568
2013	13.393635	17.801586	32.91%	8,747
2012	11.568614	13.393635	15.78%	8,654
2011	11.044322	11.568614	4.75%	11,269
2010	9.915030	11.044322	11.39%	11,086
2009	8.342847	9.915030	18.84%	11,100
2008	14.245891	8.342847	-41.44%	12,526
2007	13.758509	14.245891	3.54%	14,829
2006	11.909464	13.758509	15.53%	24,207
2005	11.529865	11.909464	3.29%	21,218
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	18.096329	16.715572	-7.63%	302
2013	14.931510	18.096329	21.20%	332
2012	13.241414	14.931510	12.76%	355
2011	16.644073	13.241414	-20.44%	382
2010	16.159835	16.644073	3.00%	1,274
2009	12.179664	16.159835	32.68%	1,545
2008	26.401735	12.179664	-53.87%	439
2007	25.324097	26.401735	4.26%	1,178
2006	18.978633	25.324097	33.43%	1,178
2005	16.493404	18.978633	15.07%	1,533
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.616483	17.555574	12.42%	0
2013	11.543231	15.616483	35.29%	0
2012	10.066673	11.543231	14.67%	0
2011	10.538746	10.066673	-4.95%	0
2010	9.716763	10.538746	8.46%	0
2009	7.176766	9.716763	35.39%	0
2008	12.076870	7.176766	-40.57%	196
2007	10.765000	12.076870	12.19%	196
2006	10.971231	10.765000	-1.88%	196
2005	9.673815	10.971231	13.41%	196
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.259214	30.402469	7.58%	3,765
2013	20.791768	28.259214	35.92%	3,964
2012	17.773029	20.791768	16.98%	4,144
2011	19.695726	17.773029	-9.76%	4,215
2010	15.755553	19.695726	25.01%	4,887
2009	11.184101	15.755553	40.87%	12,143
2008	17.627144	11.184101	-36.55%	12,222
2007	17.582915	17.627144	0.25%	16,948
2006	15.590727	17.582915	12.78%	20,884
2005	14.805699	15.590727	5.30%	21,043

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.281611	15.382175	0.66%	24,345
2013	13.525237	15.281611	12.99%	24,537
2012	12.455436	13.525237	8.59%	24,634
2011	13.089237	12.455436	-4.84%	24,345
2010	12.076097	13.089237	8.39%	24,485
2009*	10.000000	12.076097	20.76%	140
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.005119	26.995261	3.81%	0
2013	18.714573	26.005119	38.96%	0
2012	16.374398	18.714573	14.29%	0
2011	16.488456	16.374398	-0.69%	0
2010	13.269808	16.488456	24.26%	0
2009	10.747949	13.269808	23.46%	0
2008	15.754537	10.747949	-31.78%	0
2007	16.060237	15.754537	-1.90%	0
2006	14.214513	16.060237	12.98%	656
2005	13.422995	14.214513	5.90%	2,676
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.273140	19.351886	12.03%	0
2013	13.020086	17.273140	32.67%	0
2012	11.775210	13.020086	10.57%	0
2011	11.817443	11.775210	-0.36%	0
2010	10.422722	11.817443	13.38%	0
2009	7.890994	10.422722	32.08%	0
2008	12.186058	7.890994	-35.25%	0
2007	11.449731	12.186058	6.43%	183
2006	10.617386	11.449731	7.84%	183
2005	10.376238	10.617386	2.32%	183
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.913948	21.184877	12.01%	0
2013	14.507012	18.913948	30.38%	0
2012	12.693406	14.507012	14.29%	0
2011	12.616851	12.693406	0.61%	0
2010	11.125604	12.616851	13.40%	0
2009	8.917953	11.125604	24.76%	0
2008	14.367261	8.917953	-37.93%	0
2007	13.823645	14.367261	3.93%	0
2006	12.119803	13.823645	14.06%	0
2005	11.722794	12.119803	3.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.861915	23.300744	11.69%	6,825
2013	16.040277	20.861915	30.06%	12,307
2012	14.067015	16.040277	14.03%	12,307
2011	14.017573	14.067015	0.35%	8,502
2010	12.393311	14.017573	13.11%	11,275
2009	9.956924	12.393311	24.47%	11,277
2008	16.086824	9.956924	-38.11%	10,872
2007	15.517049	16.086824	3.67%	12,002
2006	13.638962	15.517049	13.77%	12,158
2005	13.224785	13.638962	3.13%	11,296
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.915306	-0.85%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	22.345404	22.600220	1.14%	2,924
2013	21.201553	22.345404	5.40%	2,926
2012	18.783406	21.201553	12.87%	3,743
2011	18.128233	18.783406	3.61%	3,751
2010	16.049272	18.128233	12.95%	4,588
2009	10.658909	16.049272	50.57%	6,753
2008	14.605138	10.658909	-27.02%	8,335
2007	14.334418	14.605138	1.89%	10,819
2006	13.128075	14.334418	9.19%	12,417
2005	12.998548	13.128075	1.00%	12,417
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.211197	12.872455	-2.56%	782
2013	11.521789	13.211197	14.66%	782
2012	10.604672	11.521789	8.65%	782
2011	11.364697	10.604672	-6.69%	2,491
2010	10.183788	11.364697	11.60%	2,790
2009	9.104860	10.183788	11.85%	1,490
2008	13.109449	9.104860	-30.55%	1,490
2007	12.108819	13.109449	8.26%	614
2006	10.590315	12.108819	14.34%	614
2005	10.545217	10.590315	0.43%	614
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.268045	15.649095	2.50%	0
2013	15.302938	15.268045	-0.23%	0
2012	14.123980	15.302938	8.35%	0
2011	13.984490	14.123980	1.00%	0
2010	13.051524	13.984490	7.15%	0
2009	10.974137	13.051524	18.93%	0
2008	11.986621	10.974137	-8.45%	0
2007	11.519034	11.986621	4.06%	0
2006	11.199209	11.519034	2.86%	6,737
2005	11.195327	11.199209	0.03%	1,277

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.995890	15.328633	2.22%	12,540
2013	15.072581	14.995890	-0.51%	13,432
2012	13.946401	15.072581	8.08%	17,422
2011	13.846849	13.946401	0.72%	18,323
2010	12.949605	13.846849	6.93%	18,427
2009	10.913751	12.949605	18.65%	17,661
2008	11.954832	10.913751	-8.71%	25,140
2007	11.515084	11.954832	3.82%	24,562
2006	11.220622	11.515084	2.62%	27,526
2005	11.251213	11.220622	-0.27%	19,021
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.722890	16.409125	4.36%	0
2013	13.781342	15.722890	14.09%	0
2012	12.413724	13.781342	11.02%	0
2011	12.917792	12.413724	-3.90%	0
2010	11.460562	12.917792	12.72%	0
2009	9.000753	11.460562	27.33%	0
2008	12.805348	9.000753	-29.71%	0
2007	11.241771	12.805348	13.91%	0
2006	10.615607	11.241771	5.90%	2,839
2005	10.343320	10.615607	2.63%	3,032
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.539102	15.152537	4.22%	439
2013	12.765064	14.539102	13.90%	1,127
2012	11.517776	12.765064	10.83%	1,768
2011	12.001215	11.517776	-4.03%	1,768
2010	10.664014	12.001215	12.54%	1,768
2009	8.386849	10.664014	27.15%	4,488
2008	11.946385	8.386849	-29.80%	7,576
2007	10.504425	11.946385	13.73%	10,902
2006	9.928543	10.504425	5.80%	11,389
2005	9.687607	9.928543	2.49%	11,620
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.947762	14.565443	4.43%	127
2013	11.545283	13.947762	20.81%	127
2012	10.137121	11.545283	13.89%	127
2011	10.951228	10.137121	-7.43%	127
2010	9.545643	10.951228	14.72%	127
2009	7.279562	9.545643	31.13%	127
2008	11.496546	7.279562	-36.68%	127
2007	9.794240	11.496546	17.38%	127
2006	9.282145	9.794240	5.52%	127
2005	9.055975	9.282145	2.50%	127

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.661601	13.197700	4.23%	215
2013	10.502133	12.661601	20.56%	215
2012	9.239012	10.502133	13.67%	215
2011	10.001865	9.239012	-7.63%	361
2010	8.729581	10.001865	14.57%	361
2009	6.676298	8.729581	30.75%	364
2008	10.554353	6.676298	-36.74%	3,290
2007	9.012199	10.554353	17.11%	3,520
2006	8.550975	9.012199	5.39%	3,340
2005	8.360834	8.550975	2.27%	4,958
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.897595	17.283073	8.72%	0
2013	13.471902	15.897595	18.01%	0
2012	11.868221	13.471902	13.51%	0
2011	12.490085	11.868221	-4.98%	0
2010	10.719752	12.490085	16.51%	0
2009	7.845946	10.719752	36.63%	0
2008	12.042565	7.845946	-34.85%	0
2007	11.199230	12.042565	7.53%	0
2006	10.158230	11.199230	10.25%	1,502
2005	9.740078	10.158230	4.29%	1,707
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.235931	17.639292	8.64%	5,696
2013	13.783582	16.235931	17.79%	6,045
2012	12.156778	13.783582	13.38%	6,348
2011	12.800070	12.156778	-5.03%	6,674
2010	11.007475	12.800070	16.29%	7,074
2009	8.058551	11.007475	36.59%	7,410
2008	12.392495	8.058551	-34.97%	2,300
2007	11.543648	12.392495	7.35%	9,716
2006	10.483849	11.543648	10.11%	10,837
2005	10.060212	10.483849	4.21%	16,337
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.291823	15.649386	9.50%	0
2013	10.457875	14.291823	36.66%	0
2012	8.637861	10.457875	21.07%	0
2011	8.988295	8.637861	-3.90%	0
2010	7.709344	8.988295	16.59%	0
2009	5.743954	7.709344	34.22%	0
2008	9.890423	5.743954	-41.92%	0
2007	9.367545	9.890423	5.58%	0
2006	8.321319	9.367545	12.57%	0
2005	6.965043	8.321319	19.47%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	14.000237	15.298939	9.28%	8,099
2013	10.254649	14.000237	36.53%	8,206
2012	8.494824	10.254649	20.72%	8,284
2011	8.847018	8.494824	-3.98%	8,252
2010	7.593226	8.847018	16.51%	8,289
2009	5.662734	7.593226	34.09%	8,402
2008	9.777135	5.662734	-42.08%	9,792
2007	9.277240	9.777135	5.39%	10,022
2006	8.254065	9.277240	12.40%	2,624
2005	6.926141	8.254065	19.17%	2,608
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	16.190764	17.370842	7.29%	797
2013	12.807890	16.190764	26.41%	814
2012	11.068037	12.807890	15.72%	830
2011	11.112413	11.068037	-0.40%	636
2010	9.777722	11.112413	13.65%	951
2009	7.614707	9.777722	28.41%	1,242
2008	13.458833	7.614707	-43.42%	1,259
2007	13.439607	13.458833	0.14%	1,278
2006	11.333500	13.439607	18.58%	2,026
2005	10.851726	11.333500	4.44%	4,715
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.249583	18.478363	7.12%	50,328
2013	13.665188	17.249583	26.23%	52,291
2012	11.822262	13.665188	15.59%	55,817
2011	11.893705	11.822262	-0.60%	64,809
2010	10.480724	11.893705	13.48%	73,767
2009	8.171452	10.480724	28.26%	86,086
2008	14.470040	8.171452	-43.53%	92,847
2007	14.470075	14.470040	0.00%	107,662
2006	12.217818	14.470075	18.43%	135,745
2005	11.719220	12.217818	4.25%	124,745
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.940483	16.286143	9.01%	1,972
2013	11.336396	14.940483	31.79%	1,972
2012	9.696020	11.336396	16.92%	1,972
2011	9.666292	9.696020	0.31%	2,305
2010	8.536858	9.666292	13.23%	2,567
2009	6.798419	8.536858	25.57%	2,567
2008	11.824172	6.798419	-42.50%	2,567
2007	10.691587	11.824172	10.59%	3,497
2006	9.580093	10.691587	11.60%	6,817
2005	9.021879	9.580093	6.19%	6,895

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	15.022986	16.352473	8.85%	16,778
2013	11.417039	15.022986	31.58%	17,393
2012	9.777713	11.417039	16.77%	18,125
2011	9.768484	9.777713	0.09%	15,203
2010	8.635778	9.768484	13.12%	16,813
2009	6.885051	8.635778	25.43%	18,384
2008	12.000225	6.885051	-42.63%	13,090
2007	10.864635	12.000225	10.45%	22,776
2006	9.748534	10.864635	11.45%	31,595
2005	9.191409	9.748534	6.06%	43,653
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.610064	14.943642	9.80%	3,670
2013	10.118878	13.610064	34.50%	3,677
2012	8.946023	10.118878	13.11%	3,582
2011	9.046250	8.946023	-1.11%	3,903
2010	7.384264	9.046250	22.51%	4,073
2009	5.835246	7.384264	26.55%	4,520
2008	11.199007	5.835246	-47.89%	4,520
2007	8.939439	11.199007	25.28%	4,379
2006	8.481329	8.939439	5.40%	5,875
2005	8.127305	8.481329	4.36%	7,908
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.399990	11.401024	9.63%	13,112
2013	7.743790	10.399990	34.30%	14,636
2012	6.854770	7.743790	12.97%	17,102
2011	6.943616	6.854770	-1.28%	23,959
2010	5.676843	6.943616	22.31%	25,635
2009	4.492403	5.676843	26.37%	20,166
2008	8.633956	4.492403	-47.97%	21,867
2007	6.903391	8.633956	25.07%	27,301
2006	6.559415	6.903391	5.24%	38,842
2005	6.295773	6.559415	4.19%	61,672
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.398940	14.371747	-0.19%	0
2013	13.772234	14.398940	4.55%	0
2012	12.213208	13.772234	12.77%	0
2011	11.900268	12.213208	2.63%	0
2010	10.590629	11.900268	12.37%	0
2009	7.459329	10.590629	41.98%	185
2008	10.080268	7.459329	-26.00%	185
2007	9.944389	10.080268	1.37%	185
2006	9.057487	9.944389	9.79%	710
2005	8.946097	9.057487	1.25%	803

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.280169	15.225613	-0.36%	4,765
2013	14.639419	15.280169	4.38%	5,049
2012	13.007807	14.639419	12.54%	6,225
2011	12.700166	13.007807	2.42%	8,103
2010	11.313950	12.700166	12.25%	8,548
2009	7.986069	11.313950	41.67%	13,890
2008	10.803258	7.986069	-26.08%	14,928
2007	10.669523	10.803258	1.25%	22,195
2006	9.731347	10.669523	9.64%	27,909
2005	9.631481	9.731347	1.04%	30,307
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	14.672735	16.455606	12.15%	2,898
2013	11.235641	14.672735	30.59%	2,841
2012	9.815934	11.235641	14.46%	3,846
2011	9.741312	9.815934	0.77%	3,854
2010	8.576131	9.741312	13.59%	3,921
2009	6.859598	8.576131	25.02%	4,589
2008	11.025966	6.859598	-37.79%	8,066
2007	10.590256	11.025966	4.11%	11,227
2006	9.266423	10.590256	14.29%	12,519
2005	8.951572	9.266423	3.52%	17,048
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	18.031796	18.844119	4.50%	193
2013	18.590510	18.031796	-3.01%	894
2012	17.777815	18.590510	4.57%	908
2011	16.772197	17.777815	6.00%	2,060
2010	15.754838	16.772197	6.46%	2,273
2009	13.786567	15.754838	14.28%	3,328
2008	14.429981	13.786567	-4.46%	4,350
2007	14.004814	14.429981	3.04%	2,634
2006	13.590545	14.004814	3.05%	10,903
2005	13.466937	13.590545	0.92%	17,521
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	53.089543	55.674375	4.87%	193
2013	39.512203	53.089543	34.36%	193
2012	34.870028	39.512203	13.31%	193
2011	39.549044	34.870028	-11.83%	519
2010	31.117572	39.549044	27.10%	575
2009	22.505727	31.117572	38.27%	575
2008	37.676446	22.505727	-40.27%	519
2007	33.039180	37.676446	14.04%	552
2006	29.715034	33.039180	11.19%	1,243
2005	25.455966	29.715034	16.73%	2,541

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.650867	34.187519	4.71%	8,535
2013	24.335107	32.650867	34.17%	8,839
2012	21.511259	24.335107	13.13%	10,334
2011	24.434884	21.511259	-11.96%	12,747
2010	19.245285	24.434884	26.97%	16,490
2009	13.945318	19.245285	38.01%	20,792
2008	23.383560	13.945318	-40.36%	36,255
2007	20.531904	23.383560	13.89%	46,353
2006	18.496911	20.531904	11.00%	50,965
2005	15.871005	18.496911	16.55%	55,339
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.747441	11.601757	-1.24%	0
2013	11.892681	11.747441	-1.22%	0
2012	12.027278	11.892681	-1.12%	0
2011	12.165815	12.027278	-1.14%	0
2010	12.289947	12.165815	-1.01%	0
2009	12.356438	12.289947	-0.54%	10,425
2008	12.145046	12.356438	1.74%	10,425
2007	11.693852	12.145046	3.86%	9,105
2006	11.289332	11.693852	3.58%	12
2005	11.094196	11.289332	1.76%	1,310
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.527994	14.082494	-9.31%	383
2013	12.060798	15.527994	28.75%	383
2012	10.132465	12.060798	19.03%	383
2011	12.396152	10.132465	-18.26%	418
2010	11.109556	12.396152	11.58%	418
2009	8.897789	11.109556	24.86%	418
2008	16.051728	8.897789	-44.57%	418
2007	13.869504	16.051728	15.73%	438
2006	11.907526	13.869504	16.48%	1,251
2005	10.135023	11.907526	17.49%	2,795
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.246656	11.090182	-9.44%	1,375
2013	9.527506	12.246656	28.54%	1,426
2012	8.015040	9.527506	18.87%	1,473
2011	9.818940	8.015040	-18.37%	1,714
2010	8.812565	9.818940	11.42%	1,835
2009	7.070274	8.812565	24.64%	2,871
2008	12.776433	7.070274	-44.66%	3,279
2007	11.053990	12.776433	15.58%	5,468
2006	9.504351	11.053990	16.30%	5,345
2005	8.102446	9.504351	17.30%	6,995

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.504349	19.239796	9.91%	0
2013	13.398986	17.504349	30.64%	0
2012	11.232435	13.398986	19.29%	0
2011	11.671929	11.232435	-3.77%	0
2010	10.039346	11.671929	16.26%	0
2009	7.142127	10.039346	40.57%	0
2008	13.526770	7.142127	-47.20%	0
2007	13.431224	13.526770	0.71%	0
2006	11.872559	13.431224	13.13%	0
2005	11.333042	11.872559	4.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.174631	18.843528	9.72%	0
2013	13.157611	17.174631	30.53%	0
2012	11.053192	13.157611	19.04%	0
2011	11.500866	11.053192	-3.89%	0
2010	9.910456	11.500866	16.05%	0
2009	7.062326	9.910456	40.33%	0
2008	13.393607	7.062326	-47.27%	0
2007	13.316308	13.393607	0.58%	0
2006	11.786203	13.316308	12.98%	2,415
2005	11.276747	11.786203	4.52%	2,415
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.929611	24.158352	5.36%	0
2013	17.800381	22.929611	28.82%	0
2012	14.182560	17.800381	25.51%	0
2011	15.755870	14.182560	-9.99%	0
2010	12.617309	15.755870	24.88%	0
2009	8.117714	12.617309	55.43%	0
2008	16.837326	8.117714	-51.79%	0
2007	16.147411	16.837326	4.27%	189
2006	14.071962	16.147411	14.75%	189
2005	13.894628	14.071962	1.28%	189
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.313872	22.418283	5.18%	3,486
2013	16.579241	21.313872	28.56%	3,486
2012	13.213403	16.579241	25.47%	3,686
2011	14.709759	13.213403	-10.17%	3,486
2010	11.790462	14.709759	24.76%	3,486
2009	7.597538	11.790462	55.19%	7,363
2008	15.794029	7.597538	-51.90%	8,473
2007	15.169635	15.794029	4.12%	9,812
2006	13.241409	15.169635	14.56%	9,990
2005	13.090871	13.241409	1.15%	10,604

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.510067	12.705533	1.56%	0
2013	10.235367	12.510067	22.22%	0
2012	8.987230	10.235367	13.89%	0
2011	9.243283	8.987230	-2.77%	0
2010	8.489692	9.243283	8.88%	0
2009	6.600419	8.489692	28.62%	0
2008*	10.000000	6.600419	-34.00%	2,877
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.676904	22.257310	7.64%	0
2013	16.100174	20.676904	28.43%	0
2012	14.534763	16.100174	10.77%	0
2011	13.846942	14.534763	4.97%	0
2010	11.594263	13.846942	19.43%	0
2009	9.977658	11.594263	16.20%	0
2008	13.830430	9.977658	-27.86%	0
2007	14.352953	13.830430	-3.64%	0
2006	12.377013	14.352953	15.96%	0
2005	12.088105	12.377013	2.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.357764	17.034657	-12.00%	0
2013	15.901795	19.357764	21.73%	0
2012	13.578447	15.901795	17.11%	0
2011	15.353699	13.578447	-11.56%	0
2010	14.306781	15.353699	7.32%	0
2009	10.548789	14.306781	35.62%	0
2008	17.874186	10.548789	-40.98%	0
2007	15.633358	17.874186	14.33%	0
2006	13.008212	15.633358	20.18%	0
2005	11.923298	13.008212	9.10%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.901318	16.985234	6.82%	14,851
2013	11.518629	15.901318	38.05%	15,221
2012	10.286644	11.518629	11.98%	15,413
2011	11.127672	10.286644	-7.56%	11,928
2010	9.424495	11.127672	18.07%	13,297
2009	5.761656	9.424495	63.57%	16,669
2008	11.466406	5.761656	-49.75%	17,692
2007	9.955392	11.466406	15.18%	27,927
2006	9.823232	9.955392	1.35%	29,775
2005	9.241362	9.823232	6.30%	30,444

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.121212	20.600585	7.74%	14,768
2013	14.274073	19.121212	33.96%	14,142
2012	12.154894	14.274073	17.43%	14,197
2011	12.573490	12.154894	-3.33%	20,399
2010	11.005196	12.573490	14.25%	22,085
2009	8.679022	11.005196	26.80%	24,591
2008	13.690416	8.679022	-36.61%	26,265
2007	14.195168	13.690416	-3.56%	30,427
2006	12.386900	14.195168	14.60%	43,817
2005	12.048093	12.386900	2.81%	43,456
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.477444	16.529041	6.79%	0
2013	12.126422	15.477444	27.63%	0
2012	10.783317	12.126422	12.46%	0
2011	10.926441	10.783317	-1.31%	0
2010	10.099614	10.926441	8.19%	0
2009	7.971643	10.099614	26.69%	0
2008	11.555822	7.971643	-31.02%	0
2007	10.824319	11.555822	6.76%	0
2006*	10.000000	10.824319	8.24%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.190441	16.177570	6.50%	838
2013	11.930499	15.190441	27.32%	855
2012	10.634193	11.930499	12.19%	873
2011	10.800230	10.634193	-1.54%	891
2010	10.010954	10.800230	7.88%	910
2009	7.921150	10.010954	26.38%	691
2008	11.512195	7.921150	-31.19%	840
2007	10.807227	11.512195	6.52%	814
2006*	10.000000	10.807227	8.07%	789
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	23.351697	23.080521	-1.16%	0
2013	19.918903	23.351697	17.23%	0
2012	17.501775	19.918903	13.81%	0
2011	19.055270	17.501775	-8.15%	0
2010	17.135804	19.055270	11.20%	0
2009	12.862225	17.135804	33.23%	0
2008	21.908316	12.862225	-41.29%	0
2007	19.386318	21.908316	13.01%	903
2006	15.350992	19.386318	26.29%	903
2005	13.206777	15.350992	16.24%	903

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.191345	20.823090	3.13%	0
2013	15.873103	20.191345	27.20%	0
2012	14.487401	15.873103	9.56%	0
2011	15.669852	14.487401	-7.55%	0
2010	13.905632	15.669852	12.69%	0
2009	10.814373	13.905632	28.58%	0
2008	15.320871	10.814373	-29.41%	0
2007	14.163366	15.320871	8.17%	0
2006	12.892738	14.163366	9.86%	0
2005	12.131520	12.892738	6.27%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.184126	14.065677	6.69%	0
2013	9.744173	13.184126	35.30%	0
2012*	10.000000	9.744173	-2.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.143955	13.978025	6.35%	0
2013	9.743742	13.143955	34.90%	0
2012*	10.000000	9.743742	-2.56%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.968621	15.874255	-6.45%	0
2013	13.732203	16.968621	23.57%	0
2012	11.668809	13.732203	17.68%	0
2011	12.733819	11.668809	-8.36%	0
2010	11.865539	12.733819	7.32%	144
2009*	10.000000	11.865539	18.66%	144
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.456461	-5.44%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.178909	14.127991	7.20%	9,766
2013	9.725941	13.178909	35.50%	8,609
2012	8.459938	9.725941	14.96%	8,415
2011	9.129630	8.459938	-7.34%	8,055
2010	7.155405	9.129630	27.59%	7,992
2009	5.129891	7.155405	39.48%	7,980
2008	10.732056	5.129891	-52.20%	7,288
2007	9.924852	10.732056	8.13%	10,165
2006	9.824481	9.924852	1.02%	11,273
2005	9.672121	9.824481	1.58%	10,356

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.116906	20.203601	-8.65%	2,480
2013	15.859654	22.116906	39.45%	2,657
2012	13.284653	15.859654	19.38%	2,669
2011	15.029728	13.284653	-11.61%	3,677
2010	11.195975	15.029728	34.24%	3,147
2009	6.958969	11.195975	60.89%	2,663
2008	11.652059	6.958969	-40.28%	3,047
2007	11.540612	11.652059	0.97%	3,826
2006	10.348249	11.540612	11.52%	4,476
2005	9.976911	10.348249	3.72%	4,366
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.105880	22.968432	8.82%	1,988
2013	15.762239	21.105880	33.90%	1,997
2012	13.774500	15.762239	14.43%	2,007
2011	14.013862	13.774500	-1.71%	2,384
2010	12.759951	14.013862	9.83%	3,028
2009	10.552335	12.759951	20.92%	2,311
2008	15.888333	10.552335	-33.58%	2,844
2007	14.954915	15.888333	6.24%	7,239
2006	12.566771	14.954915	19.00%	10,204
2005	11.952437	12.566771	5.14%	11,197
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.049946	15.030159	-0.13%	853
2013	11.940664	15.049946	26.04%	853
2012	10.430445	11.940664	14.48%	0
2011	10.753310	10.430445	-3.00%	0
2010*	10.000000	10.753310	7.53%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.279873	22.619351	11.54%	0
2013	15.596682	20.279873	30.03%	0
2012	13.800923	15.596682	13.01%	0
2011	13.907599	13.800923	-0.77%	0
2010	12.446627	13.907599	11.74%	0
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.222958	14.746106	3.68%	0
2013	11.682668	14.222958	21.74%	0
2012	10.224031	11.682668	14.27%	0
2011	10.257868	10.224031	-0.33%	0
2010	9.273251	10.257868	10.62%	0
2009	7.609027	9.273251	21.87%	0
2008	10.972607	7.609027	-30.65%	0
2007	10.469308	10.972607	4.81%	2,537
2006*	10.000000	10.469308	4.69%	2,537

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.415393	11.833908	3.67%	4,216
2013	11.865284	11.415393	-3.79%	4,216
2012	11.447284	11.865284	3.65%	4,216
2011	10.964216	11.447284	4.41%	174
2010	10.475482	10.964216	4.67%	2,236
2009	9.458857	10.475482	10.75%	15,258
2008	10.627782	9.458857	-11.00%	540
2007	10.451366	10.627782	1.69%	540
2006*	10.000000	10.451366	4.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.509504	15.596771	0.56%	412
2013	12.208952	15.509504	27.03%	441
2012	10.127105	12.208952	20.56%	470
2011	11.307734	10.127105	-10.44%	634
2010	10.288170	11.307734	9.91%	908
2009	7.357433	10.288170	39.83%	2,743
2008	12.142021	7.357433	-39.41%	2,855
2007	10.752059	12.142021	12.93%	2,522
2006*	10.000000	10.752059	7.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.976162	14.914799	6.72%	1,662
2013	10.919651	13.976162	27.99%	1,842
2012	9.419098	10.919651	15.93%	0
2011	10.007247	9.419098	-5.88%	707
2010	8.573945	10.007247	16.72%	1,617
2009	6.256195	8.573945	37.05%	564
2008	11.356722	6.256195	-44.91%	533
2007	10.278312	11.356722	10.49%	533
2006*	10.000000	10.278312	2.78%	533
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.434315	13.534704	8.85%	0
2013	9.469669	12.434315	31.31%	0
2012	8.192020	9.469669	15.60%	0
2011	8.485198	8.192020	-3.46%	0
2010	7.742763	8.485198	9.59%	0
2009	5.999507	7.742763	29.06%	590
2008	9.809470	5.999507	-38.84%	0
2007*	10.000000	9.809470	-1.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.848213	-1.52%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.549956	13.205974	5.23%	0
2013	8.854256	12.549956	41.74%	0
2012	7.674564	8.854256	15.37%	0
2011	8.796863	7.674564	-12.76%	0
2010	7.720327	8.796863	13.94%	0
2009	5.111068	7.720327	51.05%	0
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.009506	15.301201	9.22%	0
2013	10.223501	14.009506	37.03%	0
2012	9.285484	10.223501	10.10%	0
2011	9.711597	9.285484	-4.39%	0
2010	7.957915	9.711597	22.04%	0
2009	6.126637	7.957915	29.89%	0
2008*	10.000000	6.126637	-38.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.926484	15.197742	9.13%	0
2013	10.178608	13.926484	36.82%	0
2012	9.254299	10.178608	9.99%	0
2011	9.687562	9.254299	-4.47%	0
2010	7.939453	9.687562	22.02%	0
2009	6.124732	7.939453	29.63%	0
2008*	10.000000	6.124732	-38.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	0
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.363447	12.733574	2.99%	0
2013	10.919428	12.363447	13.22%	0
2012	9.956667	10.919428	9.67%	0
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	0
2009	7.922177	9.373787	18.32%	0
2008*	10.000000	7.922177	-20.78%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.551484	12.976824	3.39%	0
2013	10.483128	12.551484	19.73%	0
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.764140	12.004692	2.04%	0
2013	11.353027	11.764140	3.62%	0
2012	10.695079	11.353027	6.15%	8,146
2011	10.679483	10.695079	0.15%	9,039
2010	10.126015	10.679483	5.47%	9,039
2009	9.072864	10.126015	11.61%	9,039
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.461811	12.868444	3.26%	547
2013	10.712256	12.461811	16.33%	603
2012	9.653974	10.712256	10.96%	1,376
2011	10.009410	9.653974	-3.55%	1,567
2010	9.101202	10.009410	9.98%	1,766
2009	7.557700	9.101202	20.42%	1,974
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.499753	12.906591	3.25%	0
2013	10.185291	12.499753	22.72%	0
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.212196	12.551838	2.78%	453
2013	11.117335	12.212196	9.85%	665
2012	10.230827	11.117335	8.67%	891
2011	10.388154	10.230827	-1.51%	0
2010	9.648048	10.388154	7.67%	0
2009	8.302301	9.648048	16.21%	0
2008*	10.000000	8.302301	-16.98%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.151350	12.606058	3.74%	0
2013	12.544963	12.151350	-3.14%	0
2012	11.789974	12.544963	6.40%	0
2011	11.200187	11.789974	5.27%	0
2010	10.594362	11.200187	5.72%	0
2009	9.862143	10.594362	7.42%	0
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.974236	12.377812	3.37%	0
2013	12.389526	11.974236	-3.35%	0
2012	11.673239	12.389526	6.14%	0
2011	11.126508	11.673239	4.91%	222
2010	10.552114	11.126508	5.44%	222
2009	9.840292	10.552114	7.23%	0
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.950768	13.413184	3.57%	0
2013	13.389013	12.950768	-3.27%	185
2012	12.657925	13.389013	5.78%	277
2011	12.086780	12.657925	4.73%	0
2010	11.321157	12.086780	6.76%	0
2009	9.846106	11.321157	14.98%	0
2008*	10.000000	9.846106	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.358249	24.537231	-6.91%	156
2013	26.577893	26.358249	-0.83%	0
2012	23.006206	26.577893	15.52%	0
2011	30.098314	23.006206	-23.56%	0
2010	26.294882	30.098314	14.46%	0
2009	16.327126	26.294882	61.05%	0
2008	39.301395	16.327126	-58.46%	0
2007	27.413031	39.301395	43.37%	690
2006	20.363860	27.413031	34.62%	814
2005	15.582808	20.363860	30.68%	897
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.983132	14.439253	3.26%	11,057
2013	14.758680	13.983132	-5.25%	10,904
2012	14.502624	14.758680	1.77%	11,356
2011	13.692320	14.502624	5.92%	12,002
2010	13.232864	13.692320	3.47%	19,538
2009	13.049538	13.232864	1.40%	21,731
2008	12.267711	13.049538	6.37%	22,049
2007	11.593897	12.267711	5.81%	25,069
2006	11.360663	11.593897	2.05%	27,920
2005	11.140494	11.360663	1.98%	29,408

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.147158	8.967806	-1.96%	0
2013	7.879131	9.147158	16.09%	0
2012	6.924704	7.879131	13.78%	0
2011	7.791317	6.924704	-11.12%	0
2010	6.982004	7.791317	11.59%	0
2009	5.461818	6.982004	27.83%	0
2008*	10.000000	5.461818	-45.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.949636	19.645669	3.67%	12,335
2013	15.080422	18.949636	25.66%	12,074
2012	13.176297	15.080422	14.45%	11,778
2011	13.888761	13.176297	-5.13%	11,878
2010	12.269575	13.888761	13.20%	11,648
2009	9.767559	12.269575	25.62%	9,656
2008	15.661658	9.767559	-37.63%	8,827
2007	14.969080	15.661658	4.63%	11,337
2006	12.970181	14.969080	15.41%	11,951
2005	12.168726	12.970181	6.59%	9,276
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.087523	15.582083	3.28%	0
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.132214	17.799825	3.90%	0
2013	14.518698	17.132214	18.00%	0
2012	13.098350	14.518698	10.84%	0
2011	13.389091	13.098350	-2.17%	0
2010	12.102502	13.389091	10.63%	0
2009*	10.000000	12.102502	21.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.903994	14.264335	2.59%	920
2013	13.431036	13.903994	3.52%	2,871
2012	12.932138	13.431036	3.86%	4,264
2011	12.722599	12.932138	1.65%	5,989
2010	12.166688	12.722599	4.57%	6,145
2009	11.294637	12.166688	7.72%	16,302
2008	12.170631	11.294637	-7.20%	36,278
2007	11.696132	12.170631	4.06%	40,214
2006	11.156116	11.696132	4.84%	88,122
2005	10.935327	11.156116	2.02%	88,910

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.871513	17.523831	3.87%	56,243
2013	14.649255	16.871513	15.17%	74,779
2012	13.387650	14.649255	9.42%	86,505
2011	13.562241	13.387650	-1.29%	104,054
2010	12.382466	13.562241	9.53%	186,498
2009	10.525169	12.382466	17.65%	182,674
2008	13.877469	10.525169	-24.16%	221,123
2007	13.301305	13.877469	4.33%	311,119
2006	12.095955	13.301305	9.96%	287,472
2005	11.627262	12.095955	4.03%	302,949
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.234951	18.899633	3.65%	134,439
2013	15.089144	18.234951	20.85%	138,395
2012	13.432279	15.089144	12.33%	141,769
2011	13.897494	13.432279	-3.35%	150,131
2010	12.472560	13.897494	11.42%	153,562
2009	10.153709	12.472560	22.84%	177,965
2008	14.986959	10.153709	-32.25%	183,964
2007	14.298303	14.986959	4.82%	187,500
2006	12.640742	14.298303	13.11%	191,727
2005	11.954838	12.640742	5.74%	241,994
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.629793	16.165922	3.43%	16,884
2013	14.324292	15.629793	9.11%	19,227
2012	13.426566	14.324292	6.69%	20,442
2011	13.321406	13.426566	0.79%	22,437
2010	12.431274	13.321406	7.16%	25,032
2009	10.988540	12.431274	13.13%	54,538
2008	13.098183	10.988540	-16.11%	39,549
2007	12.530671	13.098183	4.53%	95,143
2006	11.703118	12.530671	7.07%	139,666
2005	11.342051	11.703118	3.18%	162,123
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.254134	22.835403	7.44%	0
2013	15.744370	21.254134	35.00%	0
2012	13.433936	15.744370	17.20%	0
2011	13.914433	13.433936	-3.45%	0
2010	12.950830	13.914433	7.44%	0
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.995336	22.508109	7.21%	26,598
2013	15.600326	20.995336	34.58%	26,755
2012	13.340653	15.600326	16.94%	28,479
2011	13.854859	13.340653	-3.71%	41,209
2010	12.929015	13.854859	7.16%	44,558
2009*	10.000000	12.929015	29.29%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.910587	26.916557	8.05%	0
2013	18.959912	24.910587	31.39%	0
2012	16.344573	18.959912	16.00%	0
2011	16.983139	16.344573	-3.76%	0
2010	13.627349	16.983139	24.63%	0
2009	10.090865	13.627349	35.05%	0
2008	16.083296	10.090865	-37.26%	0
2007	15.143224	16.083296	6.21%	0
2006	13.954394	15.143224	8.52%	688
2005	12.605389	13.954394	10.70%	2,688
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	23.216482	25.029973	7.81%	2,212
2013	17.702576	23.216482	31.15%	3,949
2012	15.286431	17.702576	15.81%	5,164
2011	15.905536	15.286431	-3.89%	6,594
2010	12.796771	15.905536	24.29%	1,740
2009	9.493522	12.796771	34.79%	2,099
2008	15.167298	9.493522	-37.41%	1,959
2007	14.305750	15.167298	6.02%	2,512
2006	13.200295	14.305750	8.37%	2,854
2005	11.945631	13.200295	10.50%	2,464
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.136646	10.009937	-1.25%	52,286
2013	10.264954	10.136646	-1.25%	36,243
2012	10.395245	10.264954	-1.25%	38,610
2011	10.526458	10.395245	-1.25%	44,810
2010	10.659687	10.526458	-1.25%	58,308
2009	10.790090	10.659687	-1.21%	76,980
2008	10.706790	10.790090	0.78%	105,822
2007	10.347158	10.706790	3.48%	27,027
2006	10.023675	10.347158	3.23%	39,703
2005	9.886431	10.023675	1.39%	21,158
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.166522	10.877853	-2.59%	0
2013	9.339368	11.166522	19.56%	0
2012	8.187182	9.339368	14.07%	0
2011	9.173427	8.187182	-10.75%	0
2010	8.162604	9.173427	12.38%	0
2009	6.073083	8.162604	34.41%	0
2008*	10.000000	6.073083	-39.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.029687	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.013189	-9.87%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.350956	14.522041	8.77%	0
2013	10.058416	13.350956	32.73%	0
2012	8.770463	10.058416	14.69%	0
2011	9.177926	8.770463	-4.44%	947
2010	8.056674	9.177926	13.92%	947
2009	6.307318	8.056674	27.74%	0
2008*	10.000000	6.307318	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.662622	13.785193	8.87%	4,174
2013	9.496486	12.662622	33.34%	4,285
2012	8.178285	9.496486	16.12%	4,374
2011	8.818891	8.178285	-7.26%	9,614
2010	7.920878	8.818891	11.34%	11,494
2009	6.295437	7.920878	25.82%	12,166
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.205582	14.549818	2.42%	212
2013	10.378591	14.205582	36.87%	223
2012	9.167701	10.378591	13.21%	232
2011	9.715983	9.167701	-5.64%	1,176
2010	7.779729	9.715983	24.89%	1,187
2009	6.217635	7.779729	25.12%	263
2008*	10.000000	6.217635	-37.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.144711	17.500807	15.56%	0
2013	11.303532	15.144711	33.98%	0
2012	9.838731	11.303532	14.89%	0
2011	10.199792	9.838731	-3.54%	847
2010	8.633805	10.199792	18.14%	847
2009	6.701262	8.633805	28.84%	246
2008*	10.000000	6.701262	-32.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.768856	15.966996	1.26%	5,059
2013	11.092978	15.768856	42.15%	5,340
2012	9.933173	11.092978	11.68%	5,578
2011	10.146031	9.933173	-2.10%	5,853
2010	8.212632	10.146031	23.54%	6,156
2009	6.538894	8.212632	25.60%	6,427
2008	12.385628	6.538894	-47.21%	7,021
2007	11.454992	12.385628	8.12%	12,321
2006	11.263345	11.454992	1.70%	13,185
2005	10.586589	11.263345	6.39%	13,395

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	24.066357	25.434370	5.68%	0
2013	17.358098	24.066357	38.65%	0
2012	14.594446	17.358098	18.94%	0
2011	15.568198	14.594446	-6.25%	0
2010	12.452235	15.568198	25.02%	0
2009	9.990773	12.452235	24.64%	0
2008	14.911967	9.990773	-33.00%	0
2007	16.220046	14.911967	-8.06%	0
2006	14.003137	16.220046	15.83%	0
2005	13.757133	14.003137	1.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	21.743727	22.924549	5.43%	1,251
2013	15.725062	21.743727	38.27%	1,268
2012	13.236846	15.725062	18.80%	1,978
2011	14.177169	13.236846	-6.63%	2,212
2010	11.351299	14.177169	24.89%	3,304
2009	9.133129	11.351299	24.29%	3,200
2008	13.661674	9.133129	-33.15%	4,062
2007	14.913687	13.661674	-8.40%	7,573
2006	12.896980	14.913687	15.64%	8,269
2005	12.706367	12.896980	1.50%	8,289
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	24.763510	24.653291	-0.45%	0
2013	17.796743	24.763510	39.15%	0
2012	15.603579	17.796743	14.06%	0
2011	16.730766	15.603579	-6.74%	0
2010	13.519337	16.730766	23.75%	0
2009	10.163529	13.519337	33.02%	0
2008	16.651398	10.163529	-38.96%	0
2007	16.511301	16.651398	0.85%	0
2006	14.923214	16.511301	10.64%	0
2005	13.454354	14.923214	10.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.701508	24.528352	-0.70%	486
2013	17.797148	24.701508	38.79%	596
2012	15.641286	17.797148	13.78%	614
2011	16.814650	15.641286	-6.98%	1,347
2010	13.624113	16.814650	23.42%	2,005
2009	10.263046	13.624113	32.75%	2,631
2008	16.859577	10.263046	-39.13%	3,219
2007	16.756695	16.859577	0.61%	3,550
2006	15.183820	16.756695	10.36%	4,028
2005	13.727326	15.183820	10.61%	3,129

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.081275	14.444181	10.42%	0
2013	10.128302	13.081275	29.16%	0
2012	9.009267	10.128302	12.42%	0
2011	9.088706	9.009267	-0.87%	2,930
2010	8.128794	9.088706	11.81%	2,930
2009	6.556155	8.128794	23.99%	173
2008	11.370842	6.556155	-42.34%	0
2007	10.673085	11.370842	6.54%	0
2006*	10.000000	10.673085	6.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.197893	14.221218	27.00%	3,952
2013	11.041496	11.197893	1.42%	4,021
2012	9.674180	11.041496	14.13%	4,095
2011	9.229811	9.674180	4.81%	3,950
2010	7.199571	9.229811	28.20%	5,038
2009	5.586139	7.199571	28.88%	6,693
2008*	10.000000	5.586139	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.663192	10.581916	-0.76%	0
2013	10.786788	10.663192	-1.15%	0
2012	10.551870	10.786788	2.23%	0
2011	10.548150	10.551870	0.04%	0
2010	10.429293	10.548150	1.14%	0
2009	9.860285	10.429293	5.77%	0
2008*	10.000000	9.860285	-1.40%	318
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.436669	14.908856	-9.30%	0
2013	13.859670	16.436669	18.59%	0
2012	11.738872	13.859670	18.07%	0
2011	13.574005	11.738872	-13.52%	490
2010	12.925473	13.574005	5.02%	490
2009*	10.000000	12.925473	29.25%	719
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.074386	20.791482	9.00%	596
2013	14.037270	19.074386	35.88%	596
2012	12.809000	14.037270	9.59%	596
2011	13.383076	12.809000	-4.29%	596
2010	11.031178	13.383076	21.32%	0
2009	8.499664	11.031178	29.78%	0
2008	14.213718	8.499664	-40.20%	1,292
2007	13.376234	14.213718	6.26%	1,292
2006	11.912716	13.376234	12.29%	1,292
2005	11.288978	11.912716	5.53%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	23.040245	23.273772	1.01%	0
2013	18.327194	23.040245	25.72%	0
2012	15.305079	18.327194	19.75%	0
2011	16.899463	15.305079	-9.43%	0
2010	14.757234	16.899463	14.52%	0
2009	10.691736	14.757234	38.02%	0
2008	18.102349	10.691736	-40.94%	0
2007	17.243134	18.102349	4.98%	0
2006	14.836001	17.243134	16.22%	0
2005	13.142790	14.836001	12.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.386139	22.560815	0.78%	6,164
2013	17.851191	22.386139	25.40%	1,582
2012	14.946307	17.851191	19.44%	1,582
2011	16.546035	14.946307	-9.67%	1,582
2010	14.481328	16.546035	14.26%	1,582
2009	10.523261	14.481328	37.61%	7,635
2008	17.859636	10.523261	-41.08%	9,088
2007	17.050103	17.859636	4.75%	12,123
2006	14.710969	17.050103	15.90%	20,151
2005	13.060346	14.710969	12.64%	21,458
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.016255	10.171827	1.55%	0
2013	10.156480	10.016255	-1.38%	0
2012*	10.000000	10.156480	1.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.433547	18.656643	1.21%	12,178
2013	18.735640	18.433547	-1.61%	12,099
2012	16.768403	18.735640	11.73%	13,734
2011	16.870613	16.768403	-0.61%	11,739
2010	14.885195	16.870613	13.34%	14,172
2009	12.730190	14.885195	16.93%	16,801
2008	15.074985	12.730190	-15.55%	28,726
2007	13.935676	15.074985	8.18%	31,838
2006	13.159680	13.935676	5.90%	32,905
2005	13.003428	13.159680	1.20%	26,519
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.037071	-9.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.225169	18.778968	9.02%	9,282
2013	13.270945	17.225169	29.80%	8,128
2012	11.525084	13.270945	15.15%	9,350
2011	11.707490	11.525084	-1.56%	13,881
2010	10.235728	11.707490	14.38%	16,701
2009	8.098248	10.235728	26.39%	20,873
2008	13.362150	8.098248	-39.39%	20,043
2007	12.992815	13.362150	2.84%	20,907
2006	11.464812	12.992815	13.33%	28,401
2005	10.979235	11.464812	4.42%	29,245
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	26.805014	29.628750	10.53%	0
2013	19.248986	26.805014	39.25%	0
2012	16.521457	19.248986	16.51%	0
2011	17.108679	16.521457	-3.43%	0
2010	14.039078	17.108679	21.86%	0
2009	10.362428	14.039078	35.48%	0
2008	16.879065	10.362428	-38.61%	0
2007	17.303227	16.879065	-2.45%	0
2006	15.236514	17.303227	13.56%	0
2005	14.036289	15.236514	8.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.215793	16.776772	10.26%	0
2013	10.957165	15.215793	38.87%	0
2012	9.429907	10.957165	16.20%	0
2011	9.782130	9.429907	-3.60%	0
2010	8.049887	9.782130	21.52%	0
2009	5.955304	8.049887	35.17%	275
2008	9.727716	5.955304	-38.78%	275
2007	9.990601	9.727716	-2.63%	275
2006*	10.000000	9.990601	-0.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.704225	-2.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.056240	11.941366	-0.95%	0
2013	13.066955	12.056240	-7.73%	0
2012	12.574831	13.066955	3.91%	0
2011	11.745076	12.574831	7.06%	944
2010	10.874552	11.745076	8.01%	944
2009*	10.000000	10.874552	8.75%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.676359	11.616677	-0.51%	3,474
2013	11.851685	11.676359	-1.48%	3,885
2012	11.349481	11.851685	4.42%	4,091
2011	11.378072	11.349481	-0.25%	2,040
2010	10.954048	11.378072	3.87%	2,190
2009*	10.000000	10.954048	9.54%	1,176
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.410812	21.225479	9.35%	0
2013	14.487633	19.410812	33.98%	0
2012	12.314739	14.487633	17.64%	0
2011	13.077277	12.314739	-5.83%	0
2010	11.578051	13.077277	12.95%	0
2009	9.031982	11.578051	28.19%	0
2008	14.920123	9.031982	-39.46%	0
2007	16.081163	14.920123	-7.22%	0
2006	14.048844	16.081163	14.47%	0
2005	13.519348	14.048844	3.92%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.343619	15.045435	-7.94%	0
2013	12.922871	16.343619	26.47%	0
2012	10.734271	12.922871	20.39%	0
2011	13.085944	10.734271	-17.97%	0
2010	12.043955	13.085944	8.65%	0
2009	9.785808	12.043955	23.08%	0
2008	17.680843	9.785808	-44.65%	0
2007	16.523374	17.680843	7.01%	0
2006	13.100540	16.523374	26.13%	0
2005	11.823679	13.100540	10.80%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.926282	22.395743	2.14%	0
2013	15.904379	21.926282	37.86%	0
2012	13.708836	15.904379	16.02%	0
2011	14.570708	13.708836	-5.92%	0
2010	11.711847	14.570708	24.41%	0
2009	9.016864	11.711847	29.89%	0
2008	15.058406	9.016864	-40.12%	0
2007	17.472508	15.058406	-13.82%	0
2006	15.084271	17.472508	15.83%	0
2005	14.271145	15.084271	5.70%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.541139	20.089248	8.35%	3,489
2013	13.063607	18.541139	41.93%	3,489
2012	11.581518	13.063607	12.80%	3,489
2011	14.275958	11.581518	-18.87%	547
2010	11.967523	14.275958	19.29%	0
2009	7.394294	11.967523	61.85%	0
2008	11.891806	7.394294	-37.82%	0
2007	11.413106	11.891806	4.19%	0
2006	10.961365	11.413106	4.12%	0
2005	10.501871	10.961365	4.38%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.609439	13.393855	6.22%	0
2013	12.843574	12.609439	-1.82%	0
2012	11.911516	12.843574	7.82%	0
2011	11.443545	11.911516	4.09%	0
2010	10.844613	11.443545	5.52%	0
2009	10.040076	10.844613	8.01%	0
2008	11.354331	10.040076	-11.57%	0
2007	10.928553	11.354331	3.90%	0
2006	10.685986	10.928553	2.27%	0
2005	10.411305	10.685986	2.64%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.630705	8.492269	-20.12%	0
2013	9.739333	10.630705	9.15%	0
2012*	10.000000	9.739333	-2.61%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.503060	8.365087	-20.36%	0
2013	9.643196	10.503060	8.92%	0
2012*	10.000000	9.643196	-3.57%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.400000	23.642553	-3.10%	0
2013	16.447217	24.400000	48.35%	0
2012	15.440558	16.447217	6.52%	0
2011	16.388970	15.440558	-5.79%	0
2010	13.091373	16.388970	25.19%	0
2009*	10.000000	13.091373	30.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.694789	19.087301	7.87%	6,535
2013	13.320025	17.694789	32.84%	6,678
2012	11.510876	13.320025	15.72%	6,890
2011	10.994753	11.510876	4.69%	8,468
2010	9.875536	10.994753	11.33%	19,258
2009	8.313823	9.875536	18.78%	24,473
2008	14.203555	8.313823	-41.47%	24,782
2007	13.724599	14.203555	3.49%	25,411
2006	11.886123	13.724599	15.47%	26,749
2005	11.513091	11.886123	3.24%	27,773
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.987796	16.606902	-7.68%	358
2013	14.849461	17.987796	21.13%	394
2012	13.175346	14.849461	12.71%	803
2011	16.569419	13.175346	-20.48%	2,152
2010	16.095500	16.569419	2.94%	2,235
2009	12.137325	16.095500	32.61%	3,839
2008	26.323325	12.137325	-53.89%	3,726
2007	25.261745	26.323325	4.20%	3,960
2006	18.941461	25.261745	33.37%	4,167
2005	16.469412	18.941461	15.01%	5,107
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.522840	17.441471	12.36%	2,979
2013	11.479813	15.522840	35.22%	2,820
2012	10.016439	11.479813	14.61%	2,243
2011	10.491457	10.016439	-5.00%	7,144
2010	9.678064	10.491457	8.40%	7,987
2009	7.151794	9.678064	35.32%	4,618
2008	12.040958	7.151794	-40.60%	5,249
2007	10.738464	12.040958	12.13%	9,620
2006	10.949717	10.738464	-1.93%	5,517
2005	9.659722	10.949717	13.35%	5,558
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.089805	30.204908	7.53%	1,549
2013	20.677581	28.089805	35.85%	1,810
2012	17.684389	20.677581	16.93%	1,843
2011	19.607422	17.684389	-9.81%	2,453
2010	15.692844	19.607422	24.94%	2,465
2009	11.145232	15.692844	40.80%	3,297
2008	17.574798	11.145232	-36.58%	4,334
2007	17.539628	17.574798	0.20%	6,500
2006	15.560201	17.539628	12.72%	10,095
2005	14.784175	15.560201	5.25%	10,461

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.245537	15.338093	0.61%	11,568
2013	13.500145	15.245537	12.93%	11,568
2012	12.438632	13.500145	8.53%	11,568
2011	13.078195	12.438632	-4.89%	11,568
2010	12.072012	13.078195	8.33%	0
2009*	10.000000	12.072012	20.72%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.853107	26.823871	3.75%	0
2013	18.614587	25.853107	38.89%	0
2012	16.295175	18.614587	14.23%	0
2011	16.416976	16.295175	-0.74%	0
2010	13.218969	16.416976	24.19%	0
2009	10.712196	13.218969	23.40%	0
2008	15.710104	10.712196	-31.81%	0
2007	16.023100	15.710104	-1.95%	0
2006	14.188812	16.023100	12.93%	0
2005	13.405502	14.188812	5.84%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.172137	19.228988	11.98%	0
2013	12.950494	17.172137	32.60%	0
2012	11.718222	12.950494	10.52%	0
2011	11.766199	11.718222	-0.41%	0
2010	10.382781	11.766199	13.32%	0
2009	7.864734	10.382781	32.02%	0
2008	12.151660	7.864734	-35.28%	0
2007	11.423227	12.151660	6.38%	0
2006	10.598168	11.423227	7.78%	0
2005	10.362697	10.598168	2.27%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.803390	21.050384	11.95%	0
2013	14.429510	18.803390	30.31%	0
2012	12.632000	14.429510	14.23%	0
2011	12.562163	12.632000	0.56%	0
2010	11.082991	12.562163	13.35%	0
2009	8.888294	11.082991	24.69%	0
2008	14.326752	8.888294	-37.96%	0
2007	13.791696	14.326752	3.88%	0
2006	12.097903	13.791696	14.00%	0
2005	11.707528	12.097903	3.33%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.749501	23.163456	11.63%	2,038
2013	15.961927	20.749501	29.99%	2,002
2012	14.005407	15.961927	13.97%	2,851
2011	13.963234	14.005407	0.30%	4,790
2010	12.351528	13.963234	13.05%	5,025
2009	9.928382	12.351528	24.41%	3,868
2008	16.048862	9.928382	-38.14%	3,741
2007	15.488316	16.048862	3.62%	9,998
2006	13.620591	15.488316	13.71%	16,098
2005	13.213633	13.620591	3.08%	20,464
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.911931	-0.88%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	22.211424	22.453336	1.09%	5,723
2013	21.085108	22.211424	5.34%	5,977
2012	18.689722	21.085108	12.82%	8,158
2011	18.046938	18.689722	3.56%	10,719
2010	15.985391	18.046938	12.90%	10,141
2009	10.621854	15.985391	50.50%	10,228
2008	14.561744	10.621854	-27.06%	10,437
2007	14.299104	14.561744	1.84%	10,823
2006	13.102334	14.299104	9.13%	12,909
2005	12.979622	13.102334	0.95%	13,191
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.133335	12.790114	-2.61%	1,351
2013	11.459693	13.133335	14.60%	3,525
2012	10.552873	11.459693	8.59%	1,351
2011	11.314905	10.552873	-6.73%	1,365
2010	10.144304	11.314905	11.54%	1,555
2009	9.074156	10.144304	11.79%	0
2008	13.071874	9.074156	-30.58%	740
2007	12.080259	13.071874	8.21%	1,435
2006	10.570667	12.080259	14.28%	2,277
2005	10.530971	10.570667	0.38%	2,418
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.178809	15.549749	2.44%	0
2013	15.221194	15.178809	-0.28%	0
2012	14.055674	15.221194	8.29%	0
2011	13.923891	14.055674	0.95%	0
2010	13.001550	13.923891	7.09%	0
2009	10.937648	13.001550	18.87%	0
2008	11.952813	10.937648	-8.49%	0
2007	11.492383	11.952813	4.01%	0
2006	11.178940	11.492383	2.80%	0
2005	11.180714	11.178940	-0.02%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.907510	15.230588	2.17%	21,241
2013	14.991346	14.907510	-0.56%	21,156
2012	13.878291	14.991346	8.02%	34,401
2011	13.786186	13.878291	0.67%	32,219
2010	12.899402	13.786186	6.87%	48,474
2009	10.876944	12.899402	18.59%	49,960
2008	11.920553	10.876944	-8.75%	21,910
2007	11.487925	11.920553	3.77%	32,779
2006	11.199806	11.487925	2.57%	43,103
2005	11.236015	11.199806	-0.32%	44,512
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.606621	16.279523	4.31%	0
2013	13.686355	15.606621	14.03%	0
2012	12.334404	13.686355	10.96%	0
2011	12.841735	12.334404	-3.95%	0
2010	11.398843	12.841735	12.66%	0
2009	8.956808	11.398843	27.26%	0
2008	12.749283	8.956808	-29.75%	0
2007	11.198247	12.749283	13.85%	0
2006	10.579852	11.198247	5.85%	0
2005	10.313700	10.579852	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.438856	15.040439	4.17%	0
2013	12.683461	14.438856	13.84%	0
2012	11.449949	12.683461	10.77%	0
2011	11.936570	11.449949	-4.08%	0
2010	10.611940	11.936570	12.48%	0
2009	8.350115	10.611940	27.09%	0
2008	11.900087	8.350115	-29.83%	0
2007	10.469054	11.900087	13.67%	0
2006	9.900104	10.469054	5.75%	0
2005	9.664740	9.900104	2.44%	1,208
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.844573	14.450350	4.38%	0
2013	11.465669	13.844573	20.75%	0
2012	10.072328	11.465669	13.83%	0
2011	10.886732	10.072328	-7.48%	0
2010	9.494217	10.886732	14.67%	0
2009	7.244008	9.494217	31.06%	0
2008	11.446207	7.244008	-36.71%	0
2007	9.756312	11.446207	17.32%	0
2006	9.250869	9.756312	5.46%	0
2005	9.030030	9.250869	2.45%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.574242	13.100013	4.18%	0
2013	10.434949	12.574242	20.50%	0
2012	9.184564	10.434949	13.61%	0
2011	9.947950	9.184564	-7.67%	0
2010	8.686910	9.947950	14.52%	0
2009	6.647024	8.686910	30.69%	0
2008	10.513409	6.647024	-36.78%	0
2007	8.981817	10.513409	17.05%	0
2006	8.526453	8.981817	5.34%	0
2005	8.341084	8.526453	2.22%	2,016
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.779922	17.146447	8.66%	0
2013	13.378949	15.779922	17.95%	0
2012	11.792320	13.378949	13.45%	0
2011	12.416491	11.792320	-5.03%	0
2010	10.661984	12.416491	16.46%	0
2009	7.807603	10.661984	36.56%	0
2008	11.989812	7.807603	-34.88%	0
2007	11.155861	11.989812	7.48%	526
2006	10.124002	11.155861	10.19%	526
2005	9.712163	10.124002	4.24%	526
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.123981	17.508796	8.59%	171
2013	13.695464	16.123981	17.73%	171
2012	12.085185	13.695464	13.32%	171
2011	12.731123	12.085185	-5.07%	171
2010	10.953722	12.731123	16.23%	171
2009	8.023251	10.953722	36.52%	171
2008	12.344474	8.023251	-35.01%	171
2007	11.504776	12.344474	7.30%	171
2006	10.453834	11.504776	10.05%	0
2005	10.036473	10.453834	4.16%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.196248	15.536854	9.44%	0
2013	10.393195	14.196248	36.59%	0
2012	8.588790	10.393195	21.01%	0
2011	8.941762	8.588790	-3.95%	0
2010	7.673301	8.941762	16.53%	0
2009	5.720012	7.673301	34.15%	0
2008	9.854197	5.720012	-41.95%	0
2007	9.337985	9.854197	5.53%	0
2006	8.299247	9.337985	12.52%	0
2005	6.950069	8.299247	19.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.906580	15.188902	9.22%	335
2013	10.191203	13.906580	36.46%	0
2012	8.446553	10.191203	20.66%	0
2011	8.801194	8.446553	-4.03%	0
2010	7.557719	8.801194	16.45%	0
2009	5.639112	7.557719	34.02%	952
2008	9.741288	5.639112	-42.11%	825
2007	9.247938	9.741288	5.33%	1,441
2006	8.232149	9.247938	12.34%	1,441
2005	6.911236	8.232149	19.11%	863
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	16.070967	17.233588	7.23%	519
2013	12.719552	16.070967	26.35%	547
2012	10.997275	12.719552	15.66%	573
2011	11.046957	10.997275	-0.45%	601
2010	9.725047	11.046957	13.59%	632
2009	7.577515	9.725047	28.34%	663
2008	13.399905	7.577515	-43.45%	689
2007	13.387580	13.399905	0.09%	973
2006	11.295325	13.387580	18.52%	991
2005	10.820640	11.295325	4.39%	1,076
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.130582	18.341600	7.07%	15,423
2013	13.577789	17.130582	26.17%	22,521
2012	11.752606	13.577789	15.53%	22,401
2011	11.829613	11.752606	-0.65%	25,138
2010	10.429526	11.829613	13.42%	31,786
2009	8.135660	10.429526	28.20%	29,476
2008	14.413978	8.135660	-43.56%	38,280
2007	14.421359	14.413978	-0.05%	51,566
2006	12.182840	14.421359	18.37%	58,660
2005	11.691568	12.182840	4.20%	59,382
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.829952	16.157466	8.95%	79
2013	11.258226	14.829952	31.73%	86
2012	9.634046	11.258226	16.86%	91
2011	9.609372	9.634046	0.26%	97
2010	8.490875	9.609372	13.17%	105
2009	6.765221	8.490875	25.51%	111
2008	11.772408	6.765221	-42.53%	119
2007	10.650197	11.772408	10.54%	134
2006	9.547828	10.650197	11.55%	141
2005	8.996038	9.547828	6.13%	148

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.919394	16.231490	8.79%	9,217
2013	11.344048	14.919394	31.52%	9,021
2012	9.720130	11.344048	16.71%	7,629
2011	9.715864	9.720130	0.04%	7,875
2010	8.593594	9.715864	13.06%	10,262
2009	6.854893	8.593594	25.36%	9,290
2008	11.953726	6.854893	-42.65%	9,741
2007	10.828038	11.953726	10.40%	11,879
2006	9.720603	10.828038	11.39%	19,909
2005	9.169715	9.720603	6.01%	21,832
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.509358	14.825544	9.74%	106
2013	10.049080	13.509358	34.43%	620
2012	8.888831	10.049080	13.05%	624
2011	8.992962	8.888831	-1.16%	629
2010	7.344479	8.992962	22.45%	635
2009	5.806737	7.344479	26.48%	640
2008	11.149950	5.806737	-47.92%	646
2007	8.904813	11.149950	25.21%	1,015
2006	8.452753	8.904813	5.35%	1,021
2005	8.104015	8.452753	4.30%	1,085
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.328158	11.316546	9.57%	5,692
2013	7.694191	10.328158	34.23%	10,552
2012	6.814321	7.694191	12.91%	3,907
2011	6.906128	6.814321	-1.33%	4,068
2010	5.649056	6.906128	22.25%	6,100
2009	4.472674	5.649056	26.30%	11,775
2008	8.600422	4.472674	-47.99%	15,419
2007	6.880077	8.600422	25.00%	29,290
2006	6.540584	6.880077	5.19%	31,763
2005	6.280879	6.540584	4.13%	33,827
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.292411	14.258191	-0.24%	0
2013	13.677282	14.292411	4.50%	0
2012	12.135166	13.677282	12.71%	0
2011	11.830197	12.135166	2.58%	0
2010	10.533608	11.830197	12.31%	0
2009	7.422922	10.533608	41.91%	0
2008	10.036160	7.422922	-26.04%	0
2007	9.905906	10.036160	1.31%	0
2006	9.026999	9.905906	9.74%	0
2005	8.920487	9.026999	1.19%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.174769	15.112940	-0.41%	1,829
2013	14.545795	15.174769	4.32%	2,094
2012	12.931178	14.545795	12.49%	2,221
2011	12.631724	12.931178	2.37%	4,059
2010	11.258688	12.631724	12.20%	5,174
2009	7.951083	11.258688	41.60%	5,225
2008	10.761383	7.951083	-26.11%	5,926
2007	10.633580	10.761383	1.20%	10,823
2006	9.703475	10.633580	9.59%	21,458
2005	9.608736	9.703475	0.99%	24,643
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	25.351679	28.417750	12.09%	271
2013	19.422866	25.351679	30.52%	275
2012	16.977250	19.422866	14.41%	277
2011	16.856699	16.977250	0.72%	282
2010	14.847934	16.856699	13.53%	287
2009	11.882104	14.847934	24.96%	287
2008	19.108753	11.882104	-37.82%	290
2007	18.362986	19.108753	4.06%	519
2006	16.075622	18.362986	14.23%	601
2005	15.537247	16.075622	3.47%	948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	20.751051	21.674894	4.45%	0
2013	21.404860	20.751051	-3.05%	0
2012	20.479533	21.404860	4.52%	0
2011	19.330849	20.479533	5.94%	0
2010	18.167476	19.330849	6.40%	0
2009	15.905835	18.167476	14.22%	0
2008	16.656588	15.905835	-4.51%	0
2007	16.174047	16.656588	2.98%	1
2006	15.703538	16.174047	3.00%	66
2005	15.568577	15.703538	0.87%	450
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	52.696732	55.234458	4.82%	0
2013	39.239703	52.696732	34.29%	0
2012	34.647123	39.239703	13.26%	0
2011	39.316108	34.647123	-11.88%	0
2010	30.949940	39.316108	27.03%	0
2009	22.395819	30.949940	38.20%	0
2008	37.511508	22.395819	-40.30%	0
2007	32.911304	37.511508	13.98%	157
2006	29.614980	32.911304	11.13%	157
2005	25.383054	29.614980	16.67%	271

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.425691	33.934557	4.65%	11,065
2013	24.179508	32.425691	34.10%	12,455
2012	21.384574	24.179508	13.07%	11,954
2011	24.303282	21.384574	-12.01%	13,615
2010	19.151309	24.303282	26.90%	13,190
2009	13.884257	19.151309	37.94%	14,211
2008	23.293000	13.884257	-40.39%	19,467
2007	20.462802	23.293000	13.83%	25,864
2006	18.443967	20.462802	10.95%	26,930
2005	15.833562	18.443967	16.49%	25,198
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.867920	12.701905	-1.29%	0
2013	13.033616	12.867920	-1.27%	0
2012	13.187816	13.033616	-1.17%	0
2011	13.346465	13.187816	-1.19%	0
2010	13.489472	13.346465	-1.06%	0
2009	13.569325	13.489472	-0.59%	0
2008	13.343939	13.569325	1.69%	0
2007	12.854749	13.343939	3.81%	0
2006	12.416341	12.854749	3.53%	125
2005	12.207888	12.416341	1.71%	402
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.413148	13.971261	-9.35%	63
2013	11.977653	15.413148	28.68%	68
2012	10.067722	11.977653	18.97%	72
2011	12.323182	10.067722	-18.30%	77
2010	11.049736	12.323182	11.52%	83
2009	8.854364	11.049736	24.79%	88
2008	15.981497	8.854364	-44.60%	94
2007	13.815856	15.981497	15.68%	106
2006	11.867472	13.815856	16.42%	111
2005	10.106028	11.867472	17.43%	117
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.162168	11.008090	-9.49%	648
2013	9.466565	12.162168	28.47%	648
2012	7.967815	9.466565	18.81%	648
2011	9.766021	7.967815	-18.41%	648
2010	8.769503	9.766021	11.36%	648
2009	7.039289	8.769503	24.58%	648
2008	12.726901	7.039289	-44.69%	648
2007	11.016739	12.726901	15.52%	967
2006	9.477100	11.016739	16.25%	7,791
2005	8.083293	9.477100	17.24%	7,791

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.393124	19.107864	9.86%	0
2013	13.320576	17.393124	30.57%	0
2012	11.172382	13.320576	19.23%	0
2011	11.615387	11.172382	-3.81%	0
2010	9.995772	11.615387	16.20%	0
2009	7.114735	9.995772	40.49%	0
2008	13.481745	7.114735	-47.23%	0
2007	13.393331	13.481745	0.66%	0
2006	11.845045	13.393331	13.07%	0
2005	11.312503	11.845045	4.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	17.065468	18.714281	9.66%	0
2013	13.080600	17.065468	30.46%	0
2012	10.994084	13.080600	18.98%	0
2011	11.445144	10.994084	-3.94%	0
2010	9.867415	11.445144	15.99%	0
2009	7.035209	9.867415	40.26%	0
2008	13.348963	7.035209	-47.30%	0
2007	13.278681	13.348963	0.53%	0
2006	11.758847	13.278681	12.93%	0
2005	11.256272	11.758847	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.795590	24.004982	5.31%	0
2013	17.705295	22.795590	28.75%	0
2012	14.113955	17.705295	25.45%	0
2011	15.687582	14.113955	-10.03%	0
2010	12.568971	15.687582	24.81%	0
2009	8.090716	12.568971	55.35%	0
2008	16.789867	8.090716	-51.81%	0
2007	16.110104	16.789867	4.22%	0
2006	14.046542	16.110104	14.69%	0
2005	13.876536	14.046542	1.23%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.188276	22.274883	5.13%	8,109
2013	16.489903	21.188276	28.49%	8,828
2012	13.148879	16.489903	25.41%	8,117
2011	14.645332	13.148879	-10.22%	9,057
2010	11.744757	14.645332	24.70%	8,322
2009	7.571913	11.744757	55.11%	13,988
2008	15.748763	7.571913	-51.92%	15,142
2007	15.133857	15.748763	4.06%	17,811
2006	13.216854	15.133857	14.50%	18,382
2005	13.073196	13.216854	1.10%	19,201

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.474214	12.662697	1.51%	324
2013	10.211201	12.474214	22.16%	343
2012	8.970568	10.211201	13.83%	362
2011	9.230806	8.970568	-2.82%	382
2010	8.482528	9.230806	8.82%	0
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.556028	22.115995	7.59%	244
2013	16.014159	20.556028	28.36%	252
2012	14.464445	16.014159	10.71%	280
2011	13.786913	14.464445	4.91%	302
2010	11.549849	13.786913	19.37%	334
2009	9.944471	11.549849	16.14%	344
2008	13.791429	9.944471	-27.89%	307
2007	14.319773	13.791429	-3.69%	323
2006	12.354628	14.319773	15.91%	299
2005	12.072321	12.354628	2.34%	323
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.244614	16.926512	-12.05%	0
2013	15.816859	19.244614	21.67%	0
2012	13.512781	15.816859	17.05%	0
2011	15.287198	13.512781	-11.61%	0
2010	14.252030	15.287198	7.26%	0
2009	10.513730	14.252030	35.56%	0
2008	17.823820	10.513730	-41.01%	0
2007	15.597242	17.823820	14.28%	0
2006	12.984719	15.597242	20.12%	0
2005	11.907766	12.984719	9.04%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.805952	16.874812	6.76%	7,872
2013	11.455343	15.805952	37.98%	8,846
2012	10.235325	11.455343	11.92%	9,712
2011	11.077762	10.235325	-7.60%	5,588
2010	9.386975	11.077762	18.01%	5,882
2009	5.741627	9.386975	63.49%	8,989
2008	11.432342	5.741627	-49.78%	9,216
2007	9.930874	11.432342	15.12%	17,463
2006	9.803992	9.930874	1.29%	21,341
2005	9.227909	9.803992	6.24%	22,867

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	19.006569	20.466703	7.68%	8,803
2013	14.195670	19.006569	33.89%	10,535
2012	12.094256	14.195670	17.38%	7,754
2011	12.517093	12.094256	-3.38%	13,170
2010	10.961378	12.517093	14.19%	16,850
2009	8.648841	10.961378	26.74%	17,211
2008	13.649742	8.648841	-36.64%	27,066
2007	14.160208	13.649742	-3.60%	40,654
2006	12.362629	14.160208	14.54%	46,261
2005	12.030560	12.362629	2.76%	60,088
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.417346	16.456524	6.74%	0
2013	12.085452	15.417346	27.57%	0
2012	10.752351	12.085452	12.40%	0
2011	10.900565	10.752351	-1.36%	0
2010	10.080797	10.900565	8.13%	0
2009	7.960828	10.080797	26.63%	0
2008	11.546001	7.960828	-31.05%	0
2007	10.820636	11.546001	6.70%	0
2006*	10.000000	10.820636	8.21%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.131452	16.106591	6.44%	1,080
2013	11.890192	15.131452	27.26%	763
2012	10.603651	11.890192	12.13%	763
2011	10.774657	10.603651	-1.59%	763
2010	9.992315	10.774657	7.83%	763
2009	7.910399	9.992315	26.32%	1,985
2008	11.502412	7.910399	-31.23%	2,459
2007	10.803550	11.502412	6.47%	3,465
2006*	10.000000	10.803550	8.04%	2,459
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	23.211682	22.930502	-1.21%	171
2013	19.809488	23.211682	17.17%	834
2012	17.414478	19.809488	13.75%	834
2011	18.969808	17.414478	-8.20%	834
2010	17.067588	18.969808	11.15%	849
2009	12.817514	17.067588	33.16%	3,324
2008	21.843239	12.817514	-41.32%	3,324
2007	19.338578	21.843239	12.95%	4,048
2006	15.320915	19.338578	26.22%	4,090
2005	13.187556	15.320915	16.18%	4,133

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	20.073300	20.690863	3.08%	0
2013	15.788286	20.073300	27.14%	0
2012	14.417306	15.788286	9.51%	0
2011	15.601919	14.417306	-7.59%	0
2010	13.852349	15.601919	12.63%	0
2009	10.778394	13.852349	28.52%	0
2008	15.277641	10.778394	-29.45%	0
2007	14.130603	15.277641	8.12%	0
2006	12.869413	14.130603	9.80%	0
2005	12.115688	12.869413	6.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.172940	14.046629	6.63%	0
2013	9.740830	13.172940	35.23%	0
2012*	10.000000	9.740830	-2.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.132793	13.959072	6.29%	0
2013	9.740391	13.132793	34.83%	383
2012*	10.000000	9.740391	-2.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.928545	15.828728	-6.50%	2,338
2013	13.706700	16.928545	23.51%	2,224
2012	11.653053	13.706700	17.62%	1,637
2011	12.723062	11.653053	-8.41%	2,477
2010	11.861523	12.723062	7.26%	1,072
2009*	10.000000	11.861523	18.62%	1,134
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.453265	-5.47%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.099864	14.036142	7.15%	930
2013	9.672491	13.099864	35.43%	7,549
2012	8.417723	9.672491	14.91%	8,459
2011	9.088670	8.417723	-7.38%	9,297
2010	7.126918	9.088670	27.53%	17,738
2009	5.112044	7.126918	39.41%	26,665
2008	10.700156	5.112044	-52.22%	26,898
2007	9.900395	10.700156	8.08%	29,530
2006	9.805234	9.900395	0.97%	38,649
2005	9.658049	9.805234	1.52%	37,684

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.984178	20.072178	-8.70%	5,348
2013	15.772452	21.984178	39.38%	6,319
2012	13.218317	15.772452	19.32%	7,704
2011	14.962252	13.218317	-11.66%	9,766
2010	11.151343	14.962252	34.17%	13,082
2009	6.934749	11.151343	60.80%	12,666
2008	11.617415	6.934749	-40.31%	13,393
2007	11.512167	11.617415	0.91%	14,842
2006	10.327967	11.512167	11.47%	13,951
2005	9.962379	10.327967	3.67%	14,332
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.979340	22.819175	8.77%	7,733
2013	15.675670	20.979340	33.83%	7,722
2012	13.705801	15.675670	14.37%	8,623
2011	13.951020	13.705801	-1.76%	13,709
2010	12.709167	13.951020	9.77%	15,292
2009	10.515660	12.709167	20.86%	13,151
2008	15.841149	10.515660	-33.62%	19,033
2007	14.918100	15.841149	6.19%	33,171
2006	12.542162	14.918100	18.94%	28,788
2005	11.935053	12.542162	5.09%	29,417
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.022071	14.994719	-0.18%	959
2013	11.924574	15.022071	25.98%	367
2012	10.421665	11.924574	14.42%	388
2011	10.749702	10.421665	-3.05%	409
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.232022	22.554556	11.48%	0
2013	15.567756	20.232022	29.96%	0
2012	13.782314	15.567756	12.95%	0
2011	13.895869	13.782314	-0.82%	0
2010	12.442424	13.895869	11.68%	0
2009*	10.000000	12.442424	24.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.167869	14.681544	3.63%	2,249
2013	11.643296	14.167869	21.68%	1,026
2012	10.194744	11.643296	14.21%	1,026
2011	10.233657	10.194744	-0.38%	1,026
2010	9.256045	10.233657	10.56%	1,026
2009	7.598753	9.256045	21.81%	333
2008	10.963349	7.598753	-30.69%	0
2007	10.465796	10.963349	4.75%	2,545
2006*	10.000000	10.465796	4.66%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.371131	11.782059	3.61%	262
2013	11.825276	11.371131	-3.84%	262
2012	11.414478	11.825276	3.60%	262
2011	10.938320	11.414478	4.35%	536
2010	10.456028	10.938320	4.61%	611
2009	9.446067	10.456028	10.69%	262
2008	10.618787	9.446067	-11.04%	0
2007	10.447849	10.618787	1.64%	2,623
2006*	10.000000	10.447849	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.449373	15.528434	0.51%	7,754
2013	12.167775	15.449373	26.97%	8,059
2012	10.098071	12.167775	20.50%	8,147
2011	11.281017	10.098071	-10.49%	8,238
2010	10.269056	11.281017	9.85%	8,256
2009	7.347487	10.269056	39.76%	2,368
2008	12.131768	7.347487	-39.44%	519
2007	10.748441	12.131768	12.87%	760
2006*	10.000000	10.748441	7.48%	248
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.922005	14.849473	6.66%	530
2013	10.882845	13.922005	27.93%	1,362
2012	9.392119	10.882845	15.87%	1,531
2011	9.983628	9.392119	-5.92%	1,717
2010	8.558038	9.983628	16.66%	1,830
2009	6.247751	8.558038	36.98%	892
2008	11.347156	6.247751	-44.94%	992
2007	10.274872	11.347156	10.44%	1,683
2006*	10.000000	10.274872	2.75%	1,824
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.392386	13.482238	8.79%	3,014
2013	9.442516	12.392386	31.24%	3,014
2012	8.172677	9.442516	15.54%	1,182
2011	8.469447	8.172677	-3.50%	1,182
2010	7.732300	8.469447	9.53%	1,182
2009	5.994429	7.732300	28.99%	423
2008	9.806149	5.994429	-38.87%	3,108
2007*	10.000000	9.806149	-1.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.844790	-1.55%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.513978	13.161469	5.17%	0
2013	8.833333	12.513978	41.67%	0
2012	7.660316	8.833333	15.31%	0
2011	8.784988	7.660316	-12.80%	0
2010	7.713805	8.784988	13.89%	0
2009	5.109337	7.713805	50.97%	0
2008*	10.000000	5.109337	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.969381	15.249664	9.16%	0
2013	10.199373	13.969381	36.96%	0
2012	9.268273	10.199373	10.05%	0
2011	9.698486	9.268273	-4.44%	0
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.886551	15.146489	9.07%	0
2013	10.154564	13.886551	36.75%	0
2012	9.237127	10.154564	9.93%	0
2011	9.674479	9.237127	-4.52%	0
2010	7.932740	9.674479	21.96%	0
2009	6.122656	7.932740	29.56%	0
2008*	10.000000	6.122656	-38.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	3,190
2012	9.938199	10.893639	9.61%	3,431
2011	10.206099	9.938199	-2.62%	3,689
2010	9.365872	10.206099	8.97%	3,954
2009	7.919500	9.365872	18.26%	4,233
2008*	10.000000	7.919500	-20.81%	5,278

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.515531	12.933092	3.34%	0
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
2011	9.784260	9.324356	-4.70%	0
2010	8.820316	9.784260	10.93%	0
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.730417	11.964218	1.99%	470
2013	11.326218	11.730417	3.57%	0
2012	10.675245	11.326218	6.10%	0
2011	10.665062	10.675245	0.10%	0
2010	10.117462	10.665062	5.41%	0
2009	9.069797	10.117462	11.55%	0
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.426087	12.825049	3.21%	44,904
2013	10.686963	12.426087	16.27%	35,127
2012	9.636061	10.686963	10.91%	0
2011	9.995903	9.636061	-3.60%	0
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	13,402
2008*	10.000000	7.555141	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
2011	9.549068	8.984882	-5.91%	0
2010	8.538248	9.549068	11.84%	0
2009	6.834262	8.538248	24.93%	0
2008*	10.000000	6.834262	-31.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.177203	12.509532	2.73%	0
2013	11.091106	12.177203	9.79%	0
2012	10.211873	11.091106	8.61%	0
2011	10.374143	10.211873	-1.56%	0
2010	9.639911	10.374143	7.62%	0
2009	8.299494	9.639911	16.15%	1,123
2008*	10.000000	8.299494	-17.01%	1,930

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.116550	12.563599	3.69%	0
2013	12.515375	12.116550	-3.19%	0
2012	11.768140	12.515375	6.35%	0
2011	11.185077	11.768140	5.21%	0
2010	10.585430	11.185077	5.66%	0
2009	9.858821	10.585430	7.37%	0
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.939941	12.336118	3.32%	1,132
2013	12.360305	11.939941	-3.40%	1,044
2012	11.651623	12.360305	6.08%	1,174
2011	11.111502	11.651623	4.86%	1,317
2010	10.543220	11.111502	5.39%	1,551
2009	9.836975	10.543220	7.18%	1,676
2008*	10.000000	9.836975	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.913677	13.368004	3.52%	10,874
2013	13.357432	12.913677	-3.32%	10,792
2012	12.634477	13.357432	5.72%	6,301
2011	12.070481	12.634477	4.67%	4,528
2010	11.311614	12.070481	6.71%	4,867
2009	9.842789	11.311614	14.92%	5,126
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.200189	24.377732	-6.96%	2,700
2013	26.431891	26.200189	-0.88%	0
2012	22.891445	26.431891	15.47%	0
2011	29.963336	22.891445	-23.60%	0
2010	26.190199	29.963336	14.41%	0
2009	16.270363	26.190199	60.97%	1,380
2008	39.184700	16.270363	-58.48%	1,755
2007	27.345531	39.184700	43.29%	1,755
2006	20.323980	27.345531	34.55%	1,755
2005	15.560137	20.323980	30.62%	1,755
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.899309	14.345433	3.21%	4,742
2013	14.677636	13.899309	-5.30%	11,226
2012	14.430326	14.677636	1.71%	10,882
2011	13.630931	14.430326	5.86%	16,641
2010	13.180208	13.630931	3.42%	24,497
2009	13.004186	13.180208	1.35%	34,084
2008	12.231253	13.004186	6.32%	44,161
2007	11.565315	12.231253	5.76%	34,531
2006	11.338375	11.565315	2.00%	35,814
2005	11.124257	11.338375	1.92%	34,644

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.120905	8.937541	-2.01%	0
2013	7.860500	9.120905	16.03%	0
2012	6.911842	7.860500	13.73%	0
2011	7.780782	6.911842	-11.17%	0
2010	6.976101	7.780782	11.53%	0
2009	5.459968	6.976101	27.77%	0
2008*	10.000000	5.459968	-45.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.836010	19.517976	3.62%	5,571
2013	14.997581	18.836010	25.59%	5,729
2012	13.110570	14.997581	14.39%	8,726
2011	13.826466	13.110570	-5.18%	11,424
2010	12.220713	13.826466	13.14%	16,605
2009	9.733592	12.220713	25.55%	57,288
2008	15.615125	9.733592	-37.67%	67,528
2007	14.932208	15.615125	4.57%	73,668
2006	12.944770	14.932208	15.35%	76,730
2005	12.151018	12.944770	6.53%	79,887
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.051921	15.537445	3.23%	853
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	0
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.820619	14.171626	2.54%	48,388
2013	13.357269	13.820619	3.47%	34,950
2012	12.867648	13.357269	3.81%	36,410
2011	12.665548	12.867648	1.60%	63,775
2010	12.118261	12.665548	4.52%	71,317
2009	11.255373	12.118261	7.67%	52,334
2008	12.134464	11.255373	-7.24%	77,520
2007	11.667317	12.134464	4.00%	120,836
2006	11.134248	11.667317	4.79%	136,889
2005	10.919410	11.134248	1.97%	192,845

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.770374	17.409964	3.81%	110,201
2013	14.568814	16.770374	15.11%	119,038
2012	13.320900	14.568814	9.37%	132,592
2011	13.501435	13.320900	-1.34%	152,839
2010	12.333177	13.501435	9.47%	214,890
2009	10.488575	12.333177	17.59%	343,825
2008	13.836243	10.488575	-24.19%	375,122
2007	13.268558	13.836243	4.28%	484,116
2006	12.072267	13.268558	9.91%	572,940
2005	11.610351	12.072267	3.98%	600,458
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.125580	18.776754	3.59%	9,737
2013	15.006238	18.125580	20.79%	9,731
2012	13.365256	15.006238	12.28%	14,364
2011	13.835155	13.365256	-3.40%	18,199
2010	12.422899	13.835155	11.37%	20,473
2009	10.118403	12.422899	22.78%	55,650
2008	14.942435	10.118403	-32.28%	83,037
2007	14.263090	14.942435	4.76%	111,598
2006	12.615980	14.263090	13.06%	107,936
2005	11.937446	12.615980	5.68%	112,840
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.536073	16.060854	3.38%	34,215
2013	14.245614	15.536073	9.06%	50,726
2012	13.359584	14.245614	6.63%	57,469
2011	13.261645	13.359584	0.74%	71,703
2010	12.381766	13.261645	7.11%	80,191
2009	10.950324	12.381766	13.07%	127,412
2008	13.059249	10.950324	-16.15%	132,499
2007	12.499775	13.059249	4.48%	245,189
2006	11.680171	12.499775	7.02%	284,961
2005	11.325532	11.680171	3.13%	243,900
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.203967	22.769969	7.39%	0
2013	15.715168	21.203967	34.93%	0
2012	13.415824	15.715168	17.14%	0
2011	13.902694	13.415824	-3.50%	0
2010	12.946450	13.902694	7.39%	0
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.945809	22.443641	7.15%	34,627
2013	15.571403	20.945809	34.51%	43,144
2012	13.322678	15.571403	16.88%	46,364
2011	13.843186	13.322678	-3.76%	51,742
2010	12.924657	13.843186	7.11%	63,001
2009*	10.000000	12.924657	29.25%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.764817	26.745483	8.00%	0
2013	18.858509	24.764817	31.32%	0
2012	16.265412	18.858509	15.94%	0
2011	16.909436	16.265412	-3.81%	0
2010	13.575086	16.909436	24.56%	0
2009	10.057278	13.575086	34.98%	0
2008	16.037914	10.057278	-37.29%	0
2007	15.108196	16.037914	6.15%	0
2006	13.929139	15.108196	8.46%	0
2005	12.588940	13.929139	10.65%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	23.079622	24.869826	7.76%	4,596
2013	17.607139	23.079622	31.08%	5,554
2012	15.211738	17.607139	15.75%	8,079
2011	15.835823	15.211738	-3.94%	10,099
2010	12.747132	15.835823	24.23%	8,275
2009	9.461492	12.747132	34.73%	17,200
2008	15.123804	9.461492	-37.44%	19,461
2007	14.271988	15.123804	5.97%	37,400
2006	13.175795	14.271988	8.32%	40,775
2005	11.929478	13.175795	10.45%	40,192
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.075666	9.944686	-1.30%	12,849
2013	10.208370	10.075666	-1.30%	24,217
2012	10.343194	10.208370	-1.30%	16,405
2011	10.479040	10.343194	-1.30%	14,990
2010	10.617045	10.479040	-1.30%	21,223
2009	10.752371	10.617045	-1.26%	21,346
2008	10.674766	10.752371	0.73%	28,305
2007	10.321462	10.674766	3.42%	16,623
2006	10.003832	10.321462	3.18%	13,552
2005	9.871845	10.003832	1.34%	17,352
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.134515	10.841177	-2.63%	0
2013	9.317313	11.134515	19.50%	0
2012	8.171995	9.317313	14.02%	0
2011	9.161036	8.171995	-10.80%	0
2010	8.155696	9.161036	12.33%	0
2009	6.071023	8.155696	34.34%	0
2008*	10.000000	6.071023	-39.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.026563	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.010075	-9.90%	2,864

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.312694	14.473087	8.72%	0
2013	10.034666	13.312694	32.67%	0
2012	8.754200	10.034666	14.63%	0
2011	9.165548	8.754200	-4.49%	0
2010	8.049864	9.165548	13.86%	0
2009	6.305181	8.049864	27.67%	0
2008*	10.000000	6.305181	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.626278	13.738665	8.81%	4,180
2013	9.474025	12.626278	33.27%	3,828
2012	8.163084	9.474025	16.06%	4,585
2011	8.806953	8.163084	-7.31%	7,263
2010	7.914167	8.806953	11.28%	8,551
2009	6.293303	7.914167	25.76%	15,356
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.164867	14.500762	2.37%	0
2013	10.354080	14.164867	36.80%	0
2012	9.150703	10.354080	13.15%	0
2011	9.702858	9.150703	-5.69%	0
2010	7.773151	9.702858	24.83%	0
2009	6.215523	7.773151	25.06%	0
2008*	10.000000	6.215523	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.101350	17.441873	15.50%	0
2013	11.276879	15.101350	33.91%	0
2012	9.820513	11.276879	14.83%	0
2011	10.186047	9.820513	-3.59%	0
2010	8.626530	10.186047	18.08%	0
2009	6.698993	8.626530	28.77%	0
2008*	10.000000	6.698993	-33.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.674244	15.863147	1.21%	0
2013	11.032006	15.674244	42.08%	319
2012	9.883598	11.032006	11.62%	0
2011	10.100497	9.883598	-2.15%	2,301
2010	8.179912	10.100497	23.48%	2,626
2009	6.516134	8.179912	25.53%	2,349
2008	12.348794	6.516134	-47.23%	3,322
2007	11.426744	12.348794	8.07%	4,737
2006	11.241258	11.426744	1.65%	4,720
2005	10.571165	11.241258	6.34%	4,710

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	23.925729	25.272942	5.63%	0
2013	17.265398	23.925729	38.58%	0
2012	14.523869	17.265398	18.88%	0
2011	15.500741	14.523869	-6.30%	0
2010	12.404552	15.500741	24.96%	0
2009	9.957551	12.404552	24.57%	0
2008	14.869923	9.957551	-33.04%	0
2007	16.182561	14.869923	-8.11%	0
2006	13.977834	16.182561	15.77%	0
2005	13.739206	13.977834	1.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	21.615621	22.777954	5.38%	1,973
2013	15.640322	21.615621	38.20%	2,962
2012	13.172194	15.640322	18.74%	3,874
2011	14.115070	13.172194	-6.68%	7,119
2010	11.307293	14.115070	24.83%	7,553
2009	9.102339	11.307293	24.22%	4,634
2008	13.622529	9.102339	-33.18%	2,970
2007	14.878533	13.622529	-8.44%	5,341
2006	12.873069	14.878533	15.58%	4,827
2005	12.689202	12.873069	1.45%	11,054
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	24.618738	24.496761	-0.50%	0
2013	17.701659	24.618738	39.08%	0
2012	15.528093	17.701659	14.00%	0
2011	16.658246	15.528093	-6.78%	0
2010	13.467550	16.658246	23.69%	0
2009	10.129715	13.467550	32.95%	0
2008	16.604433	10.129715	-38.99%	0
2007	16.473117	16.604433	0.80%	0
2006	14.896229	16.473117	10.59%	0
2005	13.436807	14.896229	10.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.553433	24.368957	-0.75%	1,621
2013	17.699402	24.553433	38.72%	1,853
2012	15.563283	17.699402	13.73%	2,350
2011	16.739245	15.563283	-7.03%	1,798
2010	13.569875	16.739245	23.36%	1,834
2009	10.227355	13.569875	32.68%	1,824
2008	16.809487	10.227355	-39.16%	4,593
2007	16.715422	16.809487	0.56%	4,287
2006	15.154075	16.715422	10.30%	3,310
2005	13.707353	15.154075	10.55%	3,767

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	13.030567	14.380897	10.36%	245
2013	10.094143	13.030567	29.09%	258
2012	8.983448	10.094143	12.36%	270
2011	9.067239	8.983448	-0.92%	284
2010	8.113693	9.067239	11.75%	298
2009	6.547293	8.113693	23.92%	445
2008	11.361234	6.547293	-42.37%	0
2007	10.669501	11.361234	6.48%	0
2006*	10.000000	10.669501	6.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.165751	14.173227	26.93%	2,243
2013	11.015389	11.165751	1.37%	2,857
2012	9.656214	11.015389	14.08%	2,749
2011	9.217325	9.656214	4.76%	6,183
2010	7.193460	9.217325	28.13%	5,745
2009	5.584230	7.193460	28.82%	5,428
2008*	10.000000	5.584230	-44.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.632633	10.546244	-0.81%	0
2013	10.761332	10.632633	-1.20%	0
2012	10.532312	10.761332	2.17%	0
2011	10.533921	10.532312	-0.02%	0
2010	10.420495	10.533921	1.09%	1,781
2009	9.856957	10.420495	5.72%	0
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.397851	14.866112	-9.34%	0
2013	13.833939	16.397851	18.53%	0
2012	11.723024	13.833939	18.01%	0
2011	13.562540	11.723024	-13.56%	0
2010	12.921098	13.562540	4.96%	0
2009*	10.000000	12.921098	29.21%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.981257	20.679506	8.95%	0
2013	13.975804	18.981257	35.82%	1,060
2012	12.759393	13.975804	9.53%	795
2011	13.337975	12.759393	-4.34%	795
2010	10.999572	13.337975	21.26%	795
2009	8.479606	10.999572	29.72%	0
2008	14.187383	8.479606	-40.23%	0
2007	13.358247	14.187383	6.21%	0
2006	11.902710	13.358247	12.23%	0
2005	11.285193	11.902710	5.47%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	22.905547	23.125987	0.96%	0
2013	18.229270	22.905547	25.65%	0
2012	15.231031	18.229270	19.69%	0
2011	16.826215	15.231031	-9.48%	0
2010	14.700709	16.826215	14.46%	0
2009	10.656183	14.700709	37.95%	0
2008	18.051326	10.656183	-40.97%	0
2007	17.203280	18.051326	4.93%	0
2006	14.809186	17.203280	16.17%	0
2005	13.125654	14.809186	12.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.251942	22.414220	0.73%	8,310
2013	17.753168	22.251942	25.34%	5,717
2012	14.871781	17.753168	19.37%	5,717
2011	16.471859	14.871781	-9.71%	5,717
2010	14.423697	16.471859	14.20%	5,768
2009	10.486689	14.423697	37.54%	5,598
2008	17.806600	10.486689	-41.11%	6,101
2007	17.008129	17.806600	4.69%	8,445
2006	14.682162	17.008129	15.84%	8,506
2005	13.041356	14.682162	12.58%	8,710
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.010249	10.160577	1.50%	0
2013	10.155553	10.010249	-1.43%	0
2012*	10.000000	10.155553	1.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.322996	18.535379	1.16%	18,060
2013	18.632709	18.322996	-1.66%	18,122
2012	16.684762	18.632709	11.68%	19,557
2011	16.794938	16.684762	-0.66%	18,204
2010	14.825936	16.794938	13.28%	20,506
2009	12.685943	14.825936	16.87%	11,528
2008	15.030204	12.685943	-15.60%	23,142
2007	13.901355	15.030204	8.12%	39,253
2006	13.133908	13.901355	5.84%	22,363
2005	12.984518	13.133908	1.15%	39,379
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.034020	-9.66%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.121877	18.656920	8.97%	7,167
2013	13.198038	17.121877	29.73%	8,026
2012	11.467594	13.198038	15.09%	9,276
2011	11.654976	11.467594	-1.61%	11,148
2010	10.194967	11.654976	14.32%	11,792
2009	8.070097	10.194967	26.33%	18,203
2008	13.322470	8.070097	-39.42%	18,508
2007	12.960820	13.322470	2.79%	25,805
2006	11.442348	12.960820	13.27%	36,254
2005	10.963251	11.442348	4.37%	42,574
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	26.648309	29.440625	10.48%	0
2013	19.146137	26.648309	39.18%	0
2012	16.441520	19.146137	16.45%	0
2011	17.034513	16.441520	-3.48%	0
2010	13.985273	17.034513	21.80%	0
2009	10.327953	13.985273	35.41%	0
2008	16.831461	10.327953	-38.64%	0
2007	17.263222	16.831461	-2.50%	0
2006	15.208965	17.263222	13.51%	0
2005	14.017981	15.208965	8.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.156805	16.703271	10.20%	0
2013	10.920212	15.156805	38.80%	572
2012	9.402876	10.920212	16.14%	572
2011	9.759032	9.402876	-3.65%	572
2010	8.034927	9.759032	21.46%	572
2009	5.947249	8.034927	35.10%	0
2008	9.719494	5.947249	-38.81%	0
2007	9.987246	9.719494	-2.68%	3,513
2006*	10.000000	9.987246	-0.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.700922	-2.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.648781	11.583367	-0.56%	3,994
2013	11.829684	11.648781	-1.53%	3,994
2012	11.334165	11.829684	4.37%	3,994
2011	11.368465	11.334165	-0.30%	3,994
2010	10.950340	11.368465	3.82%	9,676
2009*	10.000000	10.950340	9.50%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.306253	21.100457	9.29%	1,226
2013	14.416880	19.306253	33.91%	1,226
2012	12.260822	14.416880	17.58%	1,226
2011	13.026596	12.260822	-5.88%	2,398
2010	11.539009	13.026596	12.89%	2,398
2009	9.006084	11.539009	28.12%	2,168
2008	14.884906	9.006084	-39.50%	15,109
2007	16.051376	14.884906	-7.27%	18,863
2006	14.029907	16.051376	14.41%	17,255
2005	13.507943	14.029907	3.86%	17,921
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.248018	14.949853	-7.99%	0
2013	12.853785	16.248018	26.41%	0
2012	10.682309	12.853785	20.33%	0
2011	13.029198	10.682309	-18.01%	0
2010	11.997804	13.029198	8.60%	0
2009	9.753246	11.997804	23.01%	0
2008	17.630966	9.753246	-44.68%	0
2007	16.485154	17.630966	6.95%	0
2006	13.076833	16.485154	26.06%	0
2005	11.808252	13.076833	10.74%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.798064	22.253505	2.09%	0
2013	15.819387	21.798064	37.79%	0
2012	13.642495	15.819387	15.96%	0
2011	14.507525	13.642495	-5.96%	0
2010	11.666955	14.507525	24.35%	0
2009	8.986861	11.666955	29.82%	0
2008	15.015934	8.986861	-40.15%	0
2007	17.432101	15.015934	-13.86%	0
2006	15.056986	17.432101	15.77%	0
2005	14.252522	15.056986	5.64%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.432730	19.961678	8.29%	10,118
2013	12.993800	18.432730	41.86%	10,158
2012	11.525466	12.993800	12.74%	6,808
2011	14.214047	11.525466	-18.91%	6,260
2010	11.921643	14.214047	19.23%	6,337
2009	7.369673	11.921643	61.77%	7,574
2008	11.858228	7.369673	-37.85%	4,658
2007	11.386683	11.858228	4.14%	4,830
2006	10.941518	11.386683	4.07%	4,818
2005	10.488156	10.941518	4.32%	4,785
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.541506	13.314953	6.17%	419
2013	12.780843	12.541506	-1.87%	419
2012	11.859357	12.780843	7.77%	419
2011	11.399186	11.859357	4.04%	419
2010	10.808042	11.399186	5.47%	419
2009	10.011286	10.808042	7.96%	0
2008	11.327507	10.011286	-11.62%	0
2007	10.908291	11.327507	3.84%	1,989
2006	10.671566	10.908291	2.22%	1,989
2005	10.402509	10.671566	2.59%	1,989
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.621708	8.480770	-20.16%	394
2013	9.736026	10.621708	9.10%	394
2012*	10.000000	9.736026	-2.64%	3,512
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.494193	8.353783	-20.40%	119
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.342431	23.574819	-3.15%	0
2013	16.416717	24.342431	48.28%	0
2012	15.419739	16.416717	6.47%	0
2011	16.375138	15.419739	-5.83%	0
2010	13.086941	16.375138	25.13%	0
2009*	10.000000	13.086941	30.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.588596	18.963141	7.81%	2,405
2013	13.246790	17.588596	32.78%	2,393
2012	11.453411	13.246790	15.66%	2,437
2011	10.945407	11.453411	4.64%	2,556
2010	9.836180	10.945407	11.28%	18,754
2009	8.284897	9.836180	18.72%	19,577
2008	14.161326	8.284897	-41.50%	3,482
2007	13.690772	14.161326	3.44%	1,809
2006	11.862819	13.690772	15.41%	1,545
2005	11.496334	11.862819	3.19%	1,434
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.879859	16.498880	-7.72%	86
2013	14.767836	17.879859	21.07%	150
2012	13.109573	14.767836	12.65%	152
2011	16.495063	13.109573	-20.52%	152
2010	16.031379	16.495063	2.89%	230
2009	12.095103	16.031379	32.54%	153
2008	26.245102	12.095103	-53.91%	220
2007	25.199513	26.245102	4.15%	220
2006	18.904347	25.199513	33.30%	220
2005	16.445441	18.904347	14.95%	220
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.429684	17.328010	12.30%	22
2013	11.416706	15.429684	35.15%	37
2012	9.966445	11.416706	14.55%	37
2011	10.444370	9.966445	-5.05%	37
2010	9.639510	10.444370	8.35%	37
2009	7.126913	9.639510	35.26%	83
2008	12.005162	7.126913	-40.63%	132
2007	10.711993	12.005162	12.07%	152
2006	10.928253	10.711993	-1.98%	153
2005	9.645655	10.928253	13.30%	153
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	27.921183	30.008373	7.48%	1,154
2013	20.563869	27.921183	35.78%	1,425
2012	17.596076	20.563869	16.87%	1,959
2011	19.519389	17.596076	-9.85%	2,018
2010	15.630287	19.519389	24.88%	2,216
2009	11.106443	15.630287	40.73%	2,784
2008	17.522539	11.106443	-36.62%	2,552
2007	17.496385	17.522539	0.15%	3,763
2006	15.529686	17.496385	12.66%	3,870
2005	14.762630	15.529686	5.20%	4,181

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.209523	15.294106	0.56%	9,482
2013	13.475079	15.209523	12.87%	9,521
2012	12.421855	13.475079	8.48%	9,551
2011	13.067152	12.421855	-4.94%	26,239
2010	12.067934	13.067152	8.28%	833
2009*	10.000000	12.067934	20.68%	37
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.885861	8.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.701853	26.653429	3.70%	790
2013	18.515066	25.701853	38.82%	841
2012	16.216298	18.515066	14.18%	870
2011	16.345769	16.216298	-0.79%	1,175
2010	13.168297	16.345769	24.13%	1,236
2009	10.676550	13.168297	23.34%	1,268
2008	15.665780	10.676550	-31.85%	1,299
2007	15.986045	15.665780	-2.00%	1,293
2006	14.163152	15.986045	12.87%	1,277
2005	13.388008	14.163152	5.79%	1,237
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.071719	19.106869	11.92%	0
2013	12.881288	17.071719	32.53%	0
2012	11.661520	12.881288	10.46%	0
2011	11.715191	11.661520	-0.46%	0
2010	10.343005	11.715191	13.27%	0
2009	7.838577	10.343005	31.95%	0
2008	12.117395	7.838577	-35.31%	0
2007	11.396821	12.117395	6.32%	0
2006	10.579018	11.396821	7.73%	0
2005	10.349184	10.579018	2.22%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.693392	20.916653	11.89%	1,530
2013	14.352370	18.693392	30.25%	1,789
2012	12.570847	14.352370	14.17%	1,774
2011	12.507672	12.570847	0.51%	2,587
2010	11.040495	12.507672	13.29%	2,714
2009	8.858701	11.040495	24.63%	4,144
2008	14.286318	8.858701	-37.99%	9,032
2007	13.759768	14.286318	3.83%	9,002
2006	12.075999	13.759768	13.94%	7,631
2005	11.692238	12.075999	3.28%	7,046

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.637688	23.026970	11.58%	1,051
2013	15.883952	20.637688	29.93%	796
2012	13.944066	15.883952	13.91%	2,768
2011	13.909099	13.944066	0.25%	5,515
2010	12.309860	13.909099	12.99%	5,510
2009	9.899907	12.309860	24.34%	3,066
2008	16.010968	9.899907	-38.17%	3,093
2007	15.459606	16.010968	3.57%	3,166
2006	13.602209	15.459606	13.66%	3,261
2005	13.202468	13.602209	3.03%	3,709
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.908563	-0.91%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	22.078182	22.307335	1.04%	3,705
2013	20.969237	22.078182	5.29%	3,915
2012	18.596458	20.969237	12.76%	3,915
2011	17.965960	18.596458	3.51%	1,114
2010	15.921725	17.965960	12.84%	1,537
2009	10.584904	15.921725	50.42%	1,699
2008	14.518440	10.584904	-27.09%	1,316
2007	14.263841	14.518440	1.78%	1,571
2006	13.076632	14.263841	9.08%	1,536
2005	12.960704	13.076632	0.89%	1,426
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.055926	12.708289	-2.66%	1,366
2013	11.397916	13.055926	14.55%	1,985
2012	10.501314	11.397916	8.54%	2,113
2011	11.265311	10.501314	-6.78%	2,693
2010	10.104953	11.265311	11.48%	2,819
2009	9.043538	10.104953	11.74%	530
2008	13.034384	9.043538	-30.62%	606
2007	12.051748	13.034384	8.15%	604
2006	10.551046	12.051748	14.22%	622
2005	10.516739	10.551046	0.33%	615
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.090064	15.451011	2.39%	5,542
2013	15.139870	15.090064	-0.33%	5,660
2012	13.987681	15.139870	8.24%	4,221
2011	13.863540	13.987681	0.90%	3,924
2010	12.951750	13.863540	7.04%	3,824
2009	10.901268	12.951750	18.81%	3,922
2008	11.919090	10.901268	-8.54%	2,448
2007	11.465800	11.919090	3.95%	2,471
2006	11.158715	11.465800	2.75%	2,587
2005	11.166125	11.158715	-0.07%	2,528

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.819630	15.133123	2.12%	3,746
2013	14.910526	14.819630	-0.61%	4,250
2012	13.810474	14.910526	7.97%	4,135
2011	13.725768	13.810474	0.62%	5,333
2010	12.849379	13.725768	6.82%	6,379
2009	10.840249	12.849379	18.53%	4,641
2008	11.886359	10.840249	-8.80%	7,151
2007	11.460802	11.886359	3.71%	7,134
2006	11.179026	11.460802	2.52%	7,606
2005	11.220847	11.179026	-0.37%	7,588
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.491057	16.150804	4.26%	0
2013	13.591894	15.491057	13.97%	0
2012	12.255508	13.591894	10.90%	0
2011	12.766047	12.255508	-4.00%	0
2010	11.337397	12.766047	12.60%	0
2009	8.913040	11.337397	27.20%	0
2008	12.693427	8.913040	-29.78%	0
2007	11.154874	12.693427	13.79%	0
2006	10.544204	11.154874	5.79%	0
2005	10.284145	10.544204	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.339247	14.929123	4.11%	0
2013	12.602344	14.339247	13.78%	0
2012	11.382506	12.602344	10.72%	0
2011	11.872251	11.382506	-4.13%	0
2010	10.560103	11.872251	12.43%	0
2009	8.313535	10.560103	27.02%	0
2008	11.853973	8.313535	-29.87%	0
2007	10.433788	11.853973	13.61%	0
2006	9.871744	10.433788	5.69%	0
2005	9.641923	9.871744	2.38%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.742029	14.336060	4.32%	0
2013	11.386504	13.742029	20.69%	0
2012	10.007866	11.386504	13.78%	0
2011	10.822525	10.007866	-7.53%	0
2010	9.443000	10.822525	14.61%	0
2009	7.208594	9.443000	31.00%	0
2008	11.396037	7.208594	-36.74%	0
2007	9.718505	11.396037	17.26%	0
2006	9.219684	9.718505	5.41%	0
2005	9.004148	9.219684	2.39%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.487487	13.003040	4.13%	0
2013	10.368203	12.487487	20.44%	0
2012	9.130455	10.368203	13.56%	0
2011	9.894354	9.130455	-7.72%	0
2010	8.644484	9.894354	14.46%	0
2009	6.617910	8.644484	30.62%	0
2008	10.472680	6.617910	-36.81%	0
2007	8.951583	10.472680	16.99%	0
2006	8.502037	8.951583	5.29%	0
2005	8.321388	8.502037	2.17%	323
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.663135	17.010927	8.60%	0
2013	13.286655	15.663135	17.89%	0
2012	11.716916	13.286655	13.40%	0
2011	12.343331	11.716916	-5.07%	0
2010	10.604528	12.343331	16.40%	0
2009	7.769465	10.604528	36.49%	0
2008	11.937303	7.769465	-34.91%	0
2007	11.112657	11.937303	7.42%	0
2006	10.089898	11.112657	10.14%	0
2005	9.684330	10.089898	4.19%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	16.012677	17.379132	8.53%	359
2013	13.607820	16.012677	17.67%	359
2012	12.013949	13.607820	13.27%	3,041
2011	12.662481	12.013949	-5.12%	3,384
2010	10.900185	12.662481	16.17%	3,621
2009	7.988083	10.900185	36.46%	3,927
2008	12.296617	7.988083	-35.04%	4,126
2007	11.466016	12.296617	7.24%	3,881
2006	10.423869	11.466016	10.00%	4,184
2005	10.012756	10.423869	4.11%	9,286
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.101236	15.425053	9.39%	0
2013	10.328855	14.101236	36.52%	0
2012	8.539958	10.328855	20.95%	0
2011	8.895408	8.539958	-4.00%	0
2010	7.637396	8.895408	16.47%	0
2009	5.696134	7.637396	34.08%	0
2008	9.818049	5.696134	-41.98%	0
2007	9.308479	9.818049	5.47%	0
2006	8.277215	9.308479	12.46%	0
2005	6.935120	8.277215	19.35%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.813496	15.079592	9.17%	472
2013	10.128120	13.813496	36.39%	512
2012	8.398535	10.128120	20.59%	551
2011	8.755582	8.398535	-4.08%	590
2010	7.522360	8.755582	16.39%	676
2009	5.615577	7.522360	33.96%	110
2008	9.705560	5.615577	-42.14%	294
2007	9.218703	9.705560	5.28%	287
2006	8.210272	9.218703	12.28%	293
2005	6.896354	8.210272	19.05%	261
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.951988	17.097331	7.18%	9,873
2013	12.631785	15.951988	26.28%	9,839
2012	10.926943	12.631785	15.60%	9,795
2011	10.981848	10.926943	-0.50%	10,159
2010	9.672626	10.981848	13.54%	10,050
2009	7.540500	9.672626	28.28%	10,137
2008	13.341223	7.540500	-43.48%	10,207
2007	13.335752	13.341223	0.04%	10,038
2006	11.257268	13.335752	18.46%	9,483
2005	10.789637	11.257268	4.33%	8,157
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.012356	18.205792	7.02%	26,014
2013	13.490909	17.012356	26.10%	26,816
2012	11.683333	13.490909	15.47%	29,652
2011	11.765833	11.683333	-0.70%	19,693
2010	10.378541	11.765833	13.37%	24,629
2009	8.099981	10.378541	28.13%	23,567
2008	14.358071	8.099981	-43.59%	14,665
2007	14.372743	14.358071	-0.10%	18,070
2006	12.147906	14.372743	18.31%	16,002
2005	11.663942	12.147906	4.15%	16,078
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.720163	16.029733	8.90%	0
2013	11.180531	14.720163	31.66%	0
2012	9.572416	11.180531	16.80%	0
2011	9.552728	9.572416	0.21%	0
2010	8.445104	9.552728	13.12%	0
2009	6.732175	8.445104	25.44%	0
2008	11.720869	6.732175	-42.56%	0
2007	10.608964	11.720869	10.48%	0
2006	9.515670	10.608964	11.49%	0
2005	8.970260	9.515670	6.08%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.816372	16.111239	8.74%	1,690
2013	11.271419	14.816372	31.45%	1,915
2012	9.662809	11.271419	16.65%	2,133
2011	9.663454	9.662809	-0.01%	2,877
2010	8.551569	9.663454	13.00%	5,088
2009	6.824828	8.551569	25.30%	4,840
2008	11.907350	6.824828	-42.68%	4,854
2007	10.791531	11.907350	10.34%	7,555
2006	9.692728	10.791531	11.34%	8,060
2005	9.148031	9.692728	5.95%	6,731
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.409338	14.708331	9.69%	397
2013	9.979733	13.409338	34.37%	397
2012	8.831964	9.979733	13.00%	397
2011	8.939955	8.831964	-1.21%	585
2010	7.304891	8.939955	22.38%	585
2009	5.778363	7.304891	26.42%	585
2008	11.101107	5.778363	-47.95%	585
2007	8.870321	11.101107	25.15%	585
2006	8.424261	8.870321	5.29%	584
2005	8.080785	8.424261	4.25%	584
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.256919	11.232796	9.51%	12,287
2013	7.644988	10.256919	34.17%	12,455
2012	6.774179	7.644988	12.85%	13,027
2011	6.868917	6.774179	-1.38%	15,153
2010	5.621461	6.868917	22.19%	18,522
2009	4.453073	5.621461	26.24%	18,952
2008	8.567083	4.453073	-48.02%	22,527
2007	6.856904	8.567083	24.94%	24,730
2006	6.521840	6.856904	5.14%	20,677
2005	6.266039	6.521840	4.08%	26,290
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.186596	14.145459	-0.29%	0
2013	13.582899	14.186596	4.44%	0
2012	12.057540	13.582899	12.65%	0
2011	11.760456	12.057540	2.53%	0
2010	10.476806	11.760456	12.25%	0
2009	7.386639	10.476806	41.83%	0
2008	9.992160	7.386639	-26.08%	0
2007	9.867513	9.992160	1.26%	0
2006	8.996549	9.867513	9.68%	0
2005	8.894890	8.996549	1.14%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	15.070122	15.001102	-0.46%	240
2013	14.452803	15.070122	4.27%	530
2012	12.855040	14.452803	12.43%	530
2011	12.563698	12.855040	2.32%	1,584
2010	11.203726	12.563698	12.14%	1,567
2009	7.916272	11.203726	41.53%	1,804
2008	10.719694	7.916272	-26.15%	2,711
2007	10.597767	10.719694	1.15%	6,855
2006	9.675677	10.597767	9.53%	7,496
2005	9.586071	9.675677	0.93%	11,632
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	14.456311	16.196474	12.04%	1,136
2013	11.081126	14.456311	30.46%	1,139
2012	9.690781	11.081126	14.35%	4,583
2011	9.626846	9.690781	0.66%	4,742
2010	8.483944	9.626846	13.47%	5,598
2009	6.792735	8.483944	24.90%	7,332
2008	10.929611	6.792735	-37.85%	7,298
2007	10.508407	10.929611	4.01%	8,962
2006	9.204085	10.508407	14.17%	9,337
2005	8.900340	9.204085	3.41%	13,029
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	17.765924	18.547470	4.40%	124
2013	18.334979	17.765924	-3.10%	123
2012	17.551287	18.334979	4.47%	102
2011	16.575224	17.551287	5.89%	335
2010	15.585586	16.575224	6.35%	405
2009	13.652275	15.585586	14.16%	483
2008	14.303908	13.652275	-4.56%	931
2007	13.896597	14.303908	2.93%	334
2006	13.499165	13.896597	2.94%	779
2005	13.389914	13.499165	0.82%	5,971
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	52.306767	54.797939	4.76%	0
2013	38.969037	52.306767	34.23%	0
2012	34.425613	38.969037	13.20%	0
2011	39.084520	34.425613	-11.92%	0
2010	30.783205	39.084520	26.97%	0
2009	22.286444	30.783205	38.13%	0
2008	37.347282	22.286444	-40.33%	0
2007	32.783896	37.347282	13.92%	0
2006	29.515247	32.783896	11.07%	0
2005	25.310346	29.515247	16.61%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.201870	33.683245	4.60%	4,925
2013	24.024777	32.201870	34.04%	6,079
2012	21.258518	24.024777	13.01%	6,818
2011	24.172253	21.258518	-12.05%	8,323
2010	19.057700	24.172253	26.84%	9,886
2009	13.823390	19.057700	37.87%	7,948
2008	23.202677	13.823390	-40.42%	11,519
2007	20.393841	23.202677	13.77%	15,173
2006	18.391102	20.393841	10.89%	17,391
2005	15.796161	18.391102	16.43%	17,439
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.574094	11.418989	-1.34%	2
2013	11.729072	11.574094	-1.32%	2
2012	11.873872	11.729072	-1.22%	2
2011	12.022792	11.873872	-1.24%	2
2010	12.157778	12.022792	-1.11%	2
2009	12.235946	12.157778	-0.64%	2
2008	12.038806	12.235946	1.64%	2
2007	11.603374	12.038806	3.75%	0
2006	11.213309	11.603374	3.48%	0
2005	11.030627	11.213309	1.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.299086	13.860840	-9.40%	0
2013	11.895035	15.299086	28.62%	0
2012	10.003352	11.895035	18.91%	0
2011	12.250577	10.003352	-18.34%	0
2010	10.990196	12.250577	11.47%	0
2009	8.811111	10.990196	24.73%	0
2008	15.911522	8.811111	-44.62%	0
2007	13.762373	15.911522	15.62%	0
2006	11.827498	13.762373	16.36%	0
2005	10.077059	11.827498	17.37%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	12.078300	10.926644	-9.53%	170
2013	9.406040	12.078300	28.41%	195
2012	7.920890	9.406040	18.75%	195
2011	9.713421	7.920890	-18.45%	195
2010	8.726686	9.713421	11.31%	214
2009	7.008467	8.726686	24.52%	447
2008	12.677626	7.008467	-44.72%	887
2007	10.979671	12.677626	15.46%	978
2006	9.449995	10.979671	16.19%	1,064
2005	8.064238	9.449995	17.18%	1,064

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.282503	18.976717	9.80%	0
2013	13.242560	17.282503	30.51%	0
2012	11.112587	13.242560	19.17%	0
2011	11.559074	11.112587	-3.86%	0
2010	9.952350	11.559074	16.14%	0
2009	7.087423	9.952350	40.42%	0
2008	13.436831	7.087423	-47.25%	0
2007	13.355506	13.436831	0.61%	0
2006	11.817555	13.355506	13.01%	0
2005	11.291944	11.817555	4.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.956983	18.585903	9.61%	503
2013	13.004036	16.956983	30.40%	503
2012	10.935283	13.004036	18.92%	503
2011	11.389689	10.935283	-3.99%	503
2010	9.824581	11.389689	15.93%	658
2009	7.008219	9.824581	40.19%	658
2008	13.304522	7.008219	-47.32%	658
2007	13.241225	13.304522	0.48%	781
2006	11.731605	13.241225	12.87%	904
2005	11.235866	11.731605	4.41%	871
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.662174	23.852398	5.25%	0
2013	17.610590	22.662174	28.68%	0
2012	14.045594	17.610590	25.38%	0
2011	15.619513	14.045594	-10.08%	0
2010	12.520768	15.619513	24.75%	0
2009	8.063770	12.520768	55.27%	0
2008	16.742451	8.063770	-51.84%	0
2007	16.072797	16.742451	4.17%	0
2006	14.021099	16.072797	14.63%	0
2005	13.858401	14.021099	1.17%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.063387	22.132378	5.08%	1,041
2013	16.401005	21.063387	28.43%	1,038
2012	13.084626	16.401005	25.35%	1,041
2011	14.581129	13.084626	-10.26%	1,210
2010	11.699181	14.581129	24.63%	1,075
2009	7.546348	11.699181	55.03%	1,142
2008	15.703587	7.546348	-51.95%	964
2007	15.098137	15.703587	4.01%	1,910
2006	13.192317	15.098137	14.45%	2,158
2005	13.055515	13.192317	1.05%	2,116

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.438455	12.620008	1.46%	0
2013	10.187087	12.438455	22.10%	0
2012	8.953922	10.187087	13.77%	0
2011	9.218340	8.953922	-2.87%	0
2010	8.475367	9.218340	8.77%	0
2009	6.595954	8.475367	28.49%	0
2008*	10.000000	6.595954	-34.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.435802	21.975508	7.53%	3,267
2013	15.928558	20.435802	28.30%	3,412
2012	14.394442	15.928558	10.66%	2,909
2011	13.727123	14.394442	4.86%	3,201
2010	11.505572	13.727123	19.31%	3,198
2009	9.911376	11.505572	16.08%	3,900
2008	13.752515	9.911376	-27.93%	4,428
2007	14.286647	13.752515	-3.74%	4,403
2006	12.332282	14.286647	15.85%	4,486
2005	12.056574	12.332282	2.29%	4,404
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.132052	16.818983	-12.09%	411
2013	15.732297	19.132052	21.61%	411
2012	13.447364	15.732297	16.99%	411
2011	15.220884	13.447364	-11.65%	411
2010	14.197382	15.220884	7.21%	411
2009	10.478730	14.197382	35.49%	482
2008	17.773508	10.478730	-41.04%	485
2007	15.561135	17.773508	14.22%	490
2006	12.961200	15.561135	20.06%	494
2005	11.892201	12.961200	8.99%	497
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.711056	16.765014	6.71%	1,039
2013	11.392344	15.711056	37.91%	1,142
2012	10.184207	11.392344	11.86%	1,137
2011	11.028020	10.184207	-7.65%	1,057
2010	9.349549	11.028020	17.95%	1,112
2009	5.721631	9.349549	63.41%	1,646
2008	11.398342	5.721631	-49.80%	975
2007	9.906382	11.398342	15.06%	922
2006	9.784761	9.906382	1.24%	4,176
2005	9.214461	9.784761	6.19%	3,995

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.892478	20.333543	7.63%	2,724
2013	14.117594	18.892478	33.82%	3,246
2012	12.033866	14.117594	17.32%	3,351
2011	12.460889	12.033866	-3.43%	3,789
2010	10.917691	12.460889	14.13%	4,133
2009	8.618740	10.917691	26.67%	3,314
2008	13.609161	8.618740	-36.67%	2,501
2007	14.125302	13.609161	-3.65%	2,602
2006	12.338387	14.125302	14.48%	2,651
2005	12.013045	12.338387	2.71%	3,413
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.357512	16.384350	6.69%	470
2013	12.044643	15.357512	27.50%	470
2012	10.721481	12.044643	12.34%	470
2011	10.874777	10.721481	-1.41%	470
2010	10.062033	10.874777	8.08%	470
2009	7.950038	10.062033	26.57%	470
2008	11.536203	7.950038	-31.09%	470
2007	10.816958	11.536203	6.65%	470
2006*	10.000000	10.816958	8.17%	470
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.072727	16.035955	6.39%	0
2013	11.850038	15.072727	27.20%	34
2012	10.573204	11.850038	12.08%	34
2011	10.749151	10.573204	-1.64%	34
2010	9.973707	10.749151	7.77%	34
2009	7.899671	9.973707	26.25%	140
2008	11.492649	7.899671	-31.26%	252
2007	10.799882	11.492649	6.41%	298
2006*	10.000000	10.799882	8.00%	298
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	23.072377	22.781332	-1.26%	211
2013	19.700578	23.072377	17.12%	229
2012	17.327527	19.700578	13.70%	247
2011	18.884645	17.327527	-8.25%	265
2010	16.999569	18.884645	11.09%	283
2009	12.772895	16.999569	33.09%	303
2008	21.778275	12.772895	-41.35%	334
2007	19.290884	21.778275	12.89%	334
2006	15.290863	19.290884	26.16%	352
2005	13.168351	15.290863	16.12%	384

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.955882	20.559411	3.02%	595
2013	15.703889	19.955882	27.08%	595
2012	14.347524	15.703889	9.45%	595
2011	15.534258	14.347524	-7.64%	595
2010	13.799263	15.534258	12.57%	595
2009	10.742527	13.799263	28.45%	625
2008	15.234533	10.742527	-29.49%	657
2007	14.097908	15.234533	8.06%	655
2006	12.846118	14.097908	9.74%	649
2005	12.099859	12.846118	6.17%	638
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.161748	14.027576	6.58%	0
2013	9.737491	13.161748	35.17%	0
2012*	10.000000	9.737491	-2.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.121647	13.940168	6.24%	73
2013	9.737053	13.121647	34.76%	198
2012*	10.000000	9.737053	-2.63%	73
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.888577	15.783355	-6.54%	13,519
2013	13.681267	16.888577	23.44%	13,519
2012	11.637337	13.681267	17.56%	15,193
2011	12.712334	11.637337	-8.46%	19,580
2010	11.857519	12.712334	7.21%	1,451
2009*	10.000000	11.857519	18.58%	48
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.450062	-5.50%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	13.021278	13.944875	7.09%	4,129
2013	9.619347	13.021278	35.37%	4,504
2012	8.375723	9.619347	14.85%	4,751
2011	9.047898	8.375723	-7.43%	4,830
2010	7.098528	9.047898	27.46%	6,265
2009	5.094257	7.098528	39.34%	5,937
2008	10.668358	5.094257	-52.25%	6,058
2007	9.876006	10.668358	8.02%	4,890
2006	9.786020	9.876006	0.92%	4,670
2005	9.643989	9.786020	1.47%	4,039

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.852311	19.941669	-8.74%	239
2013	15.685776	21.852311	39.31%	527
2012	13.152352	15.685776	19.26%	258
2011	14.895124	13.152352	-11.70%	387
2010	11.106934	14.895124	34.11%	408
2009	6.910626	11.106934	60.72%	492
2008	11.582890	6.910626	-40.34%	986
2007	11.483799	11.582890	0.86%	1,444
2006	10.307721	11.483799	11.41%	1,445
2005	9.947877	10.307721	3.62%	1,839
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.853444	22.670745	8.71%	729
2013	15.589493	20.853444	33.77%	647
2012	13.637384	15.589493	14.31%	641
2011	13.888398	13.637384	-1.81%	4,615
2010	12.658525	13.888398	9.72%	629
2009	10.479072	12.658525	20.80%	1,302
2008	15.794052	10.479072	-33.65%	1,191
2007	14.881329	15.794052	6.13%	1,780
2006	12.517570	14.881329	18.88%	2,379
2005	11.917674	12.517570	5.03%	2,397
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.994200	14.959329	-0.23%	0
2013	11.908476	14.994200	25.91%	527
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.184237	22.489885	11.42%	0
2013	15.538866	20.184237	29.90%	0
2012	13.763734	15.538866	12.90%	0
2011	13.884154	13.763734	-0.87%	0
2010	12.438227	13.884154	11.62%	0
2009*	10.000000	12.438227	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.112912	14.617188	3.57%	8,494
2013	11.604010	14.112912	21.62%	8,811
2012	10.165503	11.604010	14.15%	12,331
2011	10.209472	10.165503	-0.43%	14,336
2010	9.238844	10.209472	10.51%	15,762
2009	7.588470	9.238844	21.75%	9,994
2008	10.954073	7.588470	-30.72%	3,667
2007	10.462278	10.954073	4.70%	1,380
2006*	10.000000	10.462278	4.62%	667

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.327043	11.730420	3.56%	6,304
2013	11.785385	11.327043	-3.89%	6,304
2012	11.381759	11.785385	3.55%	6,304
2011	10.912484	11.381759	4.30%	1,457
2010	10.436622	10.912484	4.56%	1,457
2009	9.433308	10.436622	10.64%	455
2008	10.609831	9.433308	-11.09%	416
2007	10.444352	10.609831	1.58%	419
2006*	10.000000	10.444352	4.44%	45
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.389466	15.460382	0.46%	171
2013	12.126730	15.389466	26.91%	170
2012	10.069132	12.126730	20.43%	172
2011	11.254382	10.069132	-10.53%	174
2010	10.249994	11.254382	9.80%	799
2009	7.337562	10.249994	39.69%	1,093
2008	12.121527	7.337562	-39.47%	1,011
2007	10.744833	12.121527	12.81%	319
2006*	10.000000	10.744833	7.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.867974	14.784351	6.61%	2,701
2013	10.846099	13.867974	27.86%	3,135
2012	9.365156	10.846099	15.81%	3,135
2011	9.960000	9.365156	-5.97%	3,135
2010	8.542120	9.960000	16.60%	4,627
2009	6.239296	8.542120	36.91%	5,658
2008	11.337557	6.239296	-44.97%	3,408
2007	10.271422	11.337557	10.38%	567
2006*	10.000000	10.271422	2.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.350590	13.429965	8.74%	0
2013	9.415433	12.350590	31.17%	0
2012	8.153379	9.415433	15.48%	0
2011	8.453715	8.153379	-3.55%	164
2010	7.721847	8.453715	9.48%	294
2009	5.989361	7.721847	28.93%	294
2008	9.802828	5.989361	-38.90%	294
2007*	10.000000	9.802828	-1.97%	294
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.841374	-1.59%	5,331

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.478109	13.117078	5.12%	1,910
2013	8.812490	12.478109	41.60%	1,910
2012	7.646121	8.812490	15.25%	1,910
2011	8.773136	7.646121	-12.85%	1,694
2010	7.707297	8.773136	13.83%	656
2009	5.107601	7.707297	50.90%	14
2008*	10.000000	5.107601	-48.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.929269	15.198163	9.11%	0
2013	10.175248	13.929269	36.89%	0
2012	9.251044	10.175248	9.99%	0
2011	9.685356	9.251044	-4.48%	0
2010	7.944449	9.685356	21.91%	0
2009	6.122477	7.944449	29.76%	0
2008*	10.000000	6.122477	-38.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.846726	15.095404	9.02%	0
2013	10.130566	13.846726	36.68%	0
2012	9.219979	10.130566	9.88%	0
2011	9.661405	9.219979	-4.57%	0
2010	7.926029	9.661405	21.89%	0
2009	6.120582	7.926029	29.50%	0
2008*	10.000000	6.120582	-38.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.415957	12.799134	3.09%	0
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	28
2009	6.355008	8.099592	27.45%	28
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.292622	12.647807	2.89%	0
2013	10.867888	12.292622	13.11%	0
2012	9.919751	10.867888	9.56%	0
2011	10.192308	9.919751	-2.67%	0
2010	9.357952	10.192308	8.92%	0
2009	7.916818	9.357952	18.20%	3,113
2008*	10.000000	7.916818	-20.83%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.479625	12.889463	3.28%	0
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	13
2009	7.194892	8.812871	22.49%	13
2008*	10.000000	7.194892	-28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.696785	11.923875	1.94%	322
2013	11.299466	11.696785	3.52%	336
2012	10.655439	11.299466	6.04%	349
2011	10.650655	10.655439	0.04%	0
2010	10.108923	10.650655	5.36%	0
2009	9.066730	10.108923	11.49%	0
2008*	10.000000	9.066730	-9.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.390488	12.781824	3.16%	0
2013	10.661747	12.390488	16.21%	0
2012	9.618214	10.661747	10.85%	0
2011	9.982416	9.618214	-3.65%	0
2010	9.085842	9.982416	9.87%	0
2009	7.552592	9.085842	20.30%	0
2008*	10.000000	7.552592	-24.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.428198	12.819720	3.15%	0
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	0
2010	8.531026	9.536164	11.78%	0
2009	6.831944	8.531026	24.87%	0
2008*	10.000000	6.831944	-31.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.142261	12.467336	2.68%	0
2013	11.064882	12.142261	9.74%	270
2012	10.192902	11.064882	8.55%	677
2011	10.360114	10.192902	-1.61%	677
2010	9.631751	10.360114	7.56%	996
2009	8.296674	9.631751	16.09%	589
2008*	10.000000	8.296674	-17.03%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.081801	12.521223	3.64%	0
2013	12.485812	12.081801	-3.24%	686
2012	11.746298	12.485812	6.30%	686
2011	11.169967	11.746298	5.16%	686
2010	10.576480	11.169967	5.61%	686
2009	9.855478	10.576480	7.32%	686
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.905707	12.294516	3.27%	0
2013	12.331110	11.905707	-3.45%	0
2012	11.630010	12.331110	6.03%	0
2011	11.096503	11.630010	4.81%	0
2010	10.534320	11.096503	5.34%	0
2009	9.833651	10.534320	7.13%	0
2008*	10.000000	9.833651	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
2011	12.054199	12.611065	4.62%	403
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	0
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.043003	24.219197	-7.00%	4,430
2013	26.286642	26.043003	-0.93%	0
2012	22.777213	26.286642	15.41%	0
2011	29.828907	22.777213	-23.64%	0
2010	26.085887	29.828907	14.35%	0
2009	16.213763	26.085887	60.89%	0
2008	39.068274	16.213763	-58.50%	4
2007	27.278172	39.068274	43.22%	4
2006	20.284160	27.278172	34.48%	4
2005	15.537481	20.284160	30.55%	15
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.815890	14.252113	3.16%	11,926
2013	14.596946	13.815890	-5.35%	13,463
2012	14.358273	14.596946	1.66%	13,609
2011	13.569730	14.358273	5.81%	16,722
2010	13.127673	13.569730	3.37%	16,584
2009	12.958921	13.127673	1.30%	13,678
2008	12.194852	12.958921	6.27%	10,474
2007	11.536780	12.194852	5.70%	7,917
2006	11.316125	11.536780	1.95%	7,831
2005	11.108046	11.316125	1.87%	7,399

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.094737	8.907378	-2.06%	0
2013	7.841921	9.094737	15.98%	0
2012	6.899010	7.841921	13.67%	0
2011	7.770266	6.899010	-11.21%	0
2010	6.970197	7.770266	11.48%	0
2009	5.458108	6.970197	27.70%	0
2008*	10.000000	5.458108	-45.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.722965	19.391008	3.57%	2,192
2013	14.915128	18.722965	25.53%	2,195
2012	13.045110	14.915128	14.34%	3,272
2011	13.764400	13.045110	-5.23%	3,211
2010	12.172017	13.764400	13.08%	5,188
2009	9.699719	12.172017	25.49%	5,414
2008	15.568689	9.699719	-37.70%	5,231
2007	14.895398	15.568689	4.52%	18,320
2006	12.919389	14.895398	15.29%	8,265
2005	12.133326	12.919389	6.48%	6,505
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.016353	15.492881	3.17%	0
2013	13.420290	15.016353	11.89%	0
2012	12.437013	13.420290	7.91%	0
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.051415	17.697939	3.79%	0
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	0
2011	13.366494	13.063036	-2.27%	0
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.737674	14.079438	2.49%	6,667
2013	13.283831	13.737674	3.42%	7,403
2012	12.803405	13.283831	3.75%	7,606
2011	12.608682	12.803405	1.54%	10,134
2010	12.069963	12.608682	4.46%	11,720
2009	11.216196	12.069963	7.61%	12,242
2008	12.098365	11.216196	-7.29%	16,294
2007	11.638545	12.098365	3.95%	34,834
2006	11.112404	11.638545	4.73%	36,302
2005	10.903500	11.112404	1.92%	35,665

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.669719	17.296705	3.76%	23,610
2013	14.488708	16.669719	15.05%	27,527
2012	13.254382	14.488708	9.31%	30,088
2011	13.440816	13.254382	-1.39%	41,144
2010	12.284036	13.440816	9.42%	45,485
2009	10.452089	12.284036	17.53%	31,790
2008	13.795103	10.452089	-24.23%	32,268
2007	13.235836	13.795103	4.23%	35,935
2006	12.048588	13.235836	9.85%	36,006
2005	11.593435	12.048588	3.93%	36,087
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.016943	18.654760	3.54%	12,448
2013	14.923856	18.016943	20.73%	13,272
2012	13.298631	14.923856	12.22%	13,739
2011	13.773146	13.298631	-3.45%	24,542
2010	12.373469	13.773146	11.31%	26,312
2009	10.083237	12.373469	22.71%	23,142
2008	14.898050	10.083237	-32.32%	26,782
2007	14.227958	14.898050	4.71%	28,380
2006	12.591264	14.227958	13.00%	47,315
2005	11.920075	12.591264	5.63%	44,757
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.442834	15.956384	3.33%	2,866
2013	14.167297	15.442834	9.00%	2,976
2012	13.292892	14.167297	6.58%	3,398
2011	13.202114	13.292892	0.69%	3,668
2010	12.332434	13.202114	7.05%	7,822
2009	10.912225	12.332434	13.01%	8,251
2008	13.020414	10.912225	-16.19%	19,765
2007	12.468952	13.020414	4.42%	21,324
2006	11.657253	12.468952	6.96%	22,002
2005	11.309015	11.657253	3.08%	22,047
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.153880	22.704674	7.33%	3,920
2013	15.685978	21.153880	34.86%	4,132
2012	13.397708	15.685978	17.08%	3,727
2011	13.890956	13.397708	-3.55%	3,709
2010	12.942074	13.890956	7.33%	3,597
2009*	10.000000	12.942074	29.42%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.896330	22.379286	7.10%	18,371
2013	15.542499	20.896330	34.45%	20,251
2012	13.304699	15.542499	16.82%	23,915
2011	13.831503	13.304699	-3.81%	28,436
2010	12.920287	13.831503	7.05%	44,925
2009*	10.000000	12.920287	29.20%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.620014	26.575639	7.94%	1,127
2013	18.757734	24.620014	31.25%	1,333
2012	16.186705	18.757734	15.88%	1,070
2011	16.836134	16.186705	-3.86%	1,075
2010	13.523070	16.836134	24.50%	1,305
2009	10.023819	13.523070	34.91%	1,315
2008	15.992674	10.023819	-37.32%	1,312
2007	15.073248	15.992674	6.10%	1,244
2006	13.903953	15.073248	8.41%	1,200
2005	12.572519	13.903953	10.59%	1,158
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.943552	24.710673	7.70%	2,090
2013	17.512190	22.943552	31.01%	1,663
2012	15.137392	17.512190	15.69%	3,196
2011	15.766395	15.137392	-3.99%	3,241
2010	12.697670	15.766395	24.17%	3,208
2009	9.429556	12.697670	34.66%	4,131
2008	15.080427	9.429556	-37.47%	4,575
2007	14.238308	15.080427	5.91%	4,751
2006	13.151356	14.238308	8.26%	4,940
2005	11.913365	13.151356	10.39%	7,704
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.015017	9.879816	-1.35%	17,313
2013	10.152069	10.015017	-1.35%	18,547
2012	10.291378	10.152069	-1.35%	22,958
2011	10.431809	10.291378	-1.35%	14,975
2010	10.574548	10.431809	-1.35%	30,056
2009	10.714761	10.574548	-1.31%	30,703
2008	10.642819	10.714761	0.68%	36,300
2007	10.295817	10.642819	3.37%	9,445
2006	9.984020	10.295817	3.12%	8,454
2005	9.857276	9.984020	1.29%	7,081
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.102585	10.804612	-2.68%	167
2013	9.295303	11.102585	19.44%	0
2012	8.156839	9.295303	13.96%	0
2011	9.148676	8.156839	-10.84%	0
2010	8.148819	9.148676	12.27%	0
2009	6.068969	8.148819	34.27%	0
2008*	10.000000	6.068969	-39.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.023426	-9.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.006941	-9.93%	482

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.274541	14.424305	8.66%	0
2013	10.010976	13.274541	32.60%	0
2012	8.737966	10.010976	14.57%	0
2011	9.153164	8.737966	-4.54%	0
2010	8.043060	9.153164	13.80%	14
2009	6.303040	8.043060	27.61%	14
2008*	10.000000	6.303040	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.590098	13.692361	8.75%	1,323
2013	9.451663	12.590098	33.21%	1,685
2012	8.147953	9.451663	16.00%	1,894
2011	8.795065	8.147953	-7.36%	3,701
2010	7.907475	8.795065	11.22%	4,031
2009	6.291166	7.907475	25.69%	1,822
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.124232	14.451836	2.32%	0
2013	10.329616	14.124232	36.74%	0
2012	9.133713	10.329616	13.09%	0
2011	9.689752	9.133713	-5.74%	0
2010	7.766574	9.689752	24.76%	0
2009	6.213418	7.766574	25.00%	0
2008*	10.000000	6.213418	-37.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.058030	17.383024	15.44%	0
2013	11.250215	15.058030	33.85%	0
2012	9.802270	11.250215	14.77%	0
2011	10.172277	9.802270	-3.64%	0
2010	8.619231	10.172277	18.02%	0
2009	6.696728	8.619231	28.71%	0
2008*	10.000000	6.696728	-33.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.580190	15.759970	1.15%	443
2013	10.971357	15.580190	42.01%	446
2012	9.834257	10.971357	11.56%	477
2011	10.055156	9.834257	-2.20%	479
2010	8.147316	10.055156	23.42%	480
2009	6.493469	8.147316	25.47%	145
2008	12.312105	6.493469	-47.26%	209
2007	11.398601	12.312105	8.01%	315
2006	11.219239	11.398601	1.60%	3,235
2005	10.555783	11.219239	6.29%	3,541

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	23.785751	25.112358	5.58%	0
2013	17.173084	23.785751	38.51%	0
2012	14.453542	17.173084	18.82%	0
2011	15.433491	14.453542	-6.35%	0
2010	12.356985	15.433491	24.90%	0
2009	9.924401	12.356985	24.51%	0
2008	14.827959	9.924401	-33.07%	0
2007	16.145124	14.827959	-8.16%	0
2006	13.952539	16.145124	15.71%	0
2005	13.721274	13.952539	1.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	21.488167	22.632167	5.32%	727
2013	15.555980	21.488167	38.13%	726
2012	13.107813	15.555980	18.68%	2,184
2011	14.053193	13.107813	-6.73%	2,749
2010	11.263429	14.053193	24.77%	2,712
2009	9.071627	11.263429	24.16%	2,492
2008	13.583462	9.071627	-33.22%	2,449
2007	14.843432	13.583462	-8.49%	2,395
2006	12.849195	14.843432	15.52%	3,388
2005	12.672075	12.849195	1.40%	3,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	24.474781	24.341165	-0.55%	271
2013	17.607048	24.474781	39.01%	254
2012	15.452943	17.607048	13.94%	354
2011	16.586005	15.452943	-6.83%	355
2010	13.415936	16.586005	23.63%	352
2009	10.096012	13.415936	32.88%	418
2008	16.557606	10.096012	-39.02%	508
2007	16.435030	16.557606	0.75%	501
2006	14.869296	16.435030	10.53%	509
2005	13.419272	14.869296	10.81%	506
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.406084	24.210441	-0.80%	163
2013	17.602094	24.406084	38.65%	159
2012	15.485583	17.602094	13.67%	198
2011	16.664109	15.485583	-7.07%	481
2010	13.515802	16.664109	23.29%	572
2009	10.191781	13.515802	32.61%	604
2008	16.759528	10.191781	-39.19%	1,376
2007	16.674237	16.759528	0.51%	1,335
2006	15.124372	16.674237	10.25%	1,498
2005	13.687396	15.124372	10.50%	1,273

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.980038	14.317881	10.31%	0
2013	10.060096	12.980038	29.02%	0
2012	8.957691	10.060096	12.31%	0
2011	9.045815	8.957691	-0.97%	0
2010	8.098618	9.045815	11.70%	0
2009	6.538439	8.098618	23.86%	7
2008	11.351634	6.538439	-42.40%	0
2007	10.665915	11.351634	6.43%	0
2006*	10.000000	10.665915	6.66%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.133697	14.125389	26.87%	4,825
2013	10.989318	11.133697	1.31%	4,959
2012	9.638248	10.989318	14.02%	6,402
2011	9.204832	9.638248	4.71%	5,903
2010	7.187353	9.204832	28.07%	2,584
2009	5.582333	7.187353	28.75%	1,838
2008*	10.000000	5.582333	-44.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.602135	10.510667	-0.86%	0
2013	10.735896	10.602135	-1.25%	0
2012	10.512764	10.735896	2.12%	0
2011	10.519687	10.512764	-0.07%	0
2010	10.411702	10.519687	1.04%	0
2009	9.853625	10.411702	5.66%	400
2008*	10.000000	9.853625	-1.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.359131	14.823482	-9.39%	117
2013	13.808265	16.359131	18.47%	0
2012	11.707206	13.808265	17.95%	0
2011	13.551092	11.707206	-13.61%	0
2010	12.916734	13.551092	4.91%	0
2009*	10.000000	12.916734	29.17%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.888557	20.568075	8.89%	0
2013	13.914592	18.888557	35.75%	0
2012	12.709959	13.914592	9.48%	0
2011	13.293024	12.709959	-4.39%	0
2010	10.968053	13.293024	21.20%	0
2009	8.459602	10.968053	29.65%	5
2008	14.161115	8.459602	-40.26%	46
2007	13.340303	14.161115	6.15%	36
2006	11.892729	13.340303	12.17%	25
2005	11.281422	11.892729	5.42%	46

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	22.771572	22.979077	0.91%	543
2013	18.131831	22.771572	25.59%	109
2012	15.157312	18.131831	19.62%	109
2011	16.753234	15.157312	-9.53%	109
2010	14.644348	16.753234	14.40%	109
2009	10.620702	14.644348	37.88%	109
2008	18.000349	10.620702	-41.00%	109
2007	17.163443	18.000349	4.88%	109
2006	14.782374	17.163443	16.11%	109
2005	13.108510	14.782374	12.77%	109
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.118396	22.268409	0.68%	4,068
2013	17.655560	22.118396	25.28%	528
2012	14.797523	17.655560	19.31%	610
2011	16.397909	14.797523	-9.76%	610
2010	14.366214	16.397909	14.14%	610
2009	10.450194	14.366214	37.47%	606
2008	17.753632	10.450194	-41.14%	1,358
2007	16.966187	17.753632	4.64%	1,373
2006	14.653358	16.966187	15.78%	1,557
2005	13.022346	14.653358	12.52%	1,650
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.004279	10.149378	1.45%	171
2013	10.154625	10.004279	-1.48%	171
2012*	10.000000	10.154625	1.55%	171
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.213073	18.414836	1.11%	4,835
2013	18.530323	18.213073	-1.71%	5,184
2012	16.601507	18.530323	11.62%	6,284
2011	16.719584	16.601507	-0.71%	3,416
2010	14.766890	16.719584	13.22%	16,871
2009	12.641824	14.766890	16.81%	17,041
2008	14.985518	12.641824	-15.64%	3,639
2007	13.867086	14.985518	8.07%	8,043
2006	13.108144	13.867086	5.79%	9,470
2005	12.965604	13.108144	1.10%	9,310
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.030960	-9.69%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.019099	18.535534	8.91%	5,037
2013	13.125457	17.019099	29.66%	4,990
2012	11.410315	13.125457	15.03%	5,895
2011	11.602634	11.410315	-1.66%	6,929
2010	10.154330	11.602634	14.26%	6,940
2009	8.042000	10.154330	26.27%	7,646
2008	13.282834	8.042000	-39.46%	7,831
2007	12.928850	13.282834	2.74%	8,374
2006	11.419893	12.928850	13.21%	8,988
2005	10.947268	11.419893	4.32%	8,615
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	26.492416	29.253569	10.42%	103
2013	19.043765	26.492416	39.11%	193
2012	16.361912	19.043765	16.39%	193
2011	16.960609	16.361912	-3.53%	193
2010	13.931657	16.960609	21.74%	193
2009	10.293571	13.931657	35.34%	193
2008	16.783964	10.293571	-38.67%	193
2007	17.223286	16.783964	-2.55%	193
2006	15.181456	17.223286	13.45%	193
2005	13.999701	15.181456	8.44%	193
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.098023	16.630053	10.15%	6,584
2013	10.883367	15.098023	38.73%	6,584
2012	9.375914	10.883367	16.08%	6,584
2011	9.735972	9.375914	-3.70%	6,924
2010	8.019994	9.735972	21.40%	83
2009	5.939208	8.019994	35.03%	83
2008	9.711284	5.939208	-38.84%	0
2007	9.983889	9.711284	-2.73%	12
2006*	10.000000	9.983889	-0.16%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.697623	-3.02%	91
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.999326	11.872960	-1.05%	5,622
2013	13.018453	11.999326	-7.83%	5,394
2012	12.540903	13.018453	3.81%	5,373
2011	11.725233	12.540903	6.96%	5,132
2010	10.867188	11.725233	7.90%	0
2009*	10.000000	10.867188	8.67%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.621253	11.550147	-0.61%	10,898
2013	11.807707	11.621253	-1.58%	10,791
2012	11.318862	11.807707	4.32%	10,845
2011	11.358857	11.318862	-0.35%	256
2010	10.946630	11.358857	3.77%	206
2009*	10.000000	10.946630	9.47%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.202148	20.976048	9.24%	0
2013	14.346395	19.202148	33.85%	61
2012	12.207076	14.346395	17.53%	61
2011	12.976061	12.207076	-5.93%	61
2010	11.500066	12.976061	12.83%	61
2009	8.980258	11.500066	28.06%	0
2008	14.849750	8.980258	-39.53%	0
2007	16.021634	14.849750	-7.31%	0
2006	14.010980	16.021634	14.35%	0
2005	13.496539	14.010980	3.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.152982	14.854872	-8.04%	738
2013	12.785083	16.152982	26.34%	738
2012	10.630608	12.785083	20.27%	1,133
2011	12.972705	10.630608	-18.05%	1,133
2010	11.951829	12.972705	8.54%	1,133
2009	9.720804	11.951829	22.95%	1,133
2008	17.581250	9.720804	-44.71%	1,133
2007	16.447045	17.581250	6.90%	1,133
2006	13.053190	16.447045	26.00%	1,051
2005	11.792848	13.053190	10.69%	252
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.670581	22.112150	2.04%	294
2013	15.734830	21.670581	37.72%	294
2012	13.576475	15.734830	15.90%	294
2011	14.444625	13.576475	-6.01%	294
2010	11.622253	14.444625	24.28%	294
2009	8.956967	11.622253	29.76%	984
2008	14.973586	8.956967	-40.18%	1,145
2007	17.391817	14.973586	-13.90%	1,145
2006	15.029776	17.391817	15.72%	1,074
2005	14.233948	15.029776	5.59%	1,074

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.324970	19.834912	8.24%	595
2013	12.924372	18.324970	41.79%	601
2012	11.469716	12.924372	12.68%	615
2011	14.152452	11.469716	-18.96%	609
2010	11.875994	14.152452	19.17%	490
2009	7.345166	11.875994	61.68%	490
2008	11.824800	7.345166	-37.88%	490
2007	11.360373	11.824800	4.09%	490
2006	10.921763	11.360373	4.02%	490
2005	10.474490	10.921763	4.27%	490
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.473881	13.236449	6.11%	0
2013	12.718376	12.473881	-1.92%	0
2012	11.807386	12.718376	7.72%	0
2011	11.354982	11.807386	3.98%	0
2010	10.771586	11.354982	5.42%	0
2009	9.982568	10.771586	7.90%	0
2008	11.300746	9.982568	-11.66%	0
2007	10.888066	11.300746	3.79%	0
2006	10.657168	10.888066	2.17%	0
2005	10.393726	10.657168	2.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.612744	8.469315	-20.20%	0
2013	9.732728	10.612744	9.04%	0
2012*	10.000000	9.732728	-2.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.485340	8.342503	-20.44%	6,022
2013	9.636684	10.485340	8.81%	6,022
2012*	10.000000	9.636684	-3.63%	6,022
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.284944	23.507226	-3.20%	129
2013	16.386239	24.284944	48.20%	0
2012	15.398932	16.386239	6.41%	395
2011	16.361321	15.398932	-5.88%	0
2010	13.082528	16.361321	25.06%	0
2009*	10.000000	13.082528	30.83%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.483019	18.839759	7.76%	7,644
2013	13.173953	17.483019	32.71%	9,590
2012	11.396221	13.173953	15.60%	9,993
2011	10.896260	11.396221	4.59%	12,115
2010	9.796975	10.896260	11.22%	17,160
2009	8.256064	9.796975	18.66%	19,379
2008	14.119212	8.256064	-41.53%	23,841
2007	13.657014	14.119212	3.38%	34,178
2006	11.839548	13.657014	15.35%	42,144
2005	11.479574	11.839548	3.14%	44,467
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.772516	16.391521	-7.77%	2,821
2013	14.686611	17.772516	21.01%	3,164
2012	13.044097	14.686611	12.59%	6,439
2011	16.420989	13.044097	-20.56%	6,529
2010	15.967475	16.420989	2.84%	12,563
2009	12.052999	15.967475	32.48%	22,370
2008	26.167060	12.052999	-53.94%	24,401
2007	25.137398	26.167060	4.10%	26,317
2006	18.867271	25.137398	33.23%	39,477
2005	16.421483	18.867271	14.89%	41,172
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.337030	17.215236	12.25%	3,434
2013	11.353893	15.337030	35.08%	5,985
2012	9.916648	11.353893	14.49%	6,230
2011	10.397442	9.916648	-5.10%	7,390
2010	9.601055	10.397442	8.29%	9,867
2009	7.102091	9.601055	35.19%	9,665
2008	11.969441	7.102091	-40.66%	9,796
2007	10.685562	11.969441	12.02%	13,958
2006	10.906800	10.685562	-2.03%	20,170
2005	9.631582	10.906800	13.24%	19,925
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	27.753603	29.813153	7.42%	16,151
2013	20.450805	27.753603	35.71%	19,361
2012	17.508220	20.450805	16.81%	20,340
2011	19.431764	17.508220	-9.90%	24,573
2010	15.568003	19.431764	24.82%	40,607
2009	11.067783	15.568003	40.66%	51,607
2008	17.470431	11.067783	-36.65%	57,399
2007	17.453254	17.470431	0.10%	80,554
2006	15.499217	17.453254	12.61%	90,268
2005	14.741121	15.499217	5.14%	100,085

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.173580	15.250235	0.51%	8,038
2013	13.450045	15.173580	12.81%	4,139
2012	12.405078	13.450045	8.42%	5,709
2011	13.056117	12.405078	-4.99%	11,086
2010	12.063857	13.056117	8.23%	17,557
2009*	10.000000	12.063857	20.64%	12,118
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.882169	8.82%	9,616
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.551456	26.484032	3.65%	0
2013	18.416041	25.551456	38.75%	0
2012	16.137767	18.416041	14.12%	0
2011	16.274841	16.137767	-0.84%	0
2010	13.117799	16.274841	24.07%	0
2009	10.640999	13.117799	23.28%	0
2008	15.621550	10.640999	-31.88%	0
2007	15.949041	15.621550	-2.05%	0
2006	14.137515	15.949041	12.81%	0
2005	13.370529	14.137515	5.74%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.971752	18.985354	11.86%	0
2013	12.812341	16.971752	32.46%	0
2012	11.605009	12.812341	10.40%	0
2011	11.664319	11.605009	-0.51%	0
2010	10.303302	11.664319	13.21%	0
2009	7.812450	10.303302	31.88%	0
2008	12.083156	7.812450	-35.34%	0
2007	11.370405	12.083156	6.27%	0
2006	10.559828	11.370405	7.68%	0
2005	10.335642	10.559828	2.17%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.583968	20.783675	11.84%	0
2013	14.275580	18.583968	30.18%	0
2012	12.509952	14.275580	14.11%	0
2011	12.453390	12.509952	0.45%	0
2010	10.998164	12.453390	13.23%	0
2009	8.829215	10.998164	24.57%	0
2008	14.245998	8.829215	-38.02%	0
2007	13.727941	14.245998	3.77%	0
2006	12.054146	13.727941	13.89%	0
2005	11.676970	12.054146	3.23%	101

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.526319	22.891101	11.52%	2,879
2013	15.806242	20.526319	29.86%	3,056
2012	13.882896	15.806242	13.85%	1,981
2011	13.855100	13.882896	0.20%	650
2010	12.268284	13.855100	12.93%	3,431
2009	9.871473	12.268284	24.28%	2,393
2008	15.973110	9.871473	-38.20%	2,740
2007	15.430921	15.973110	3.51%	4,081
2006	13.583838	15.430921	13.60%	6,720
2005	13.191304	13.583838	2.98%	8,268
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.905195	-0.95%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.945619	22.162146	0.99%	11,599
2013	20.853904	21.945619	5.24%	13,489
2012	18.503575	20.853904	12.70%	18,857
2011	17.885261	18.503575	3.46%	18,857
2010	15.858245	17.885261	12.78%	28,372
2009	10.548048	15.858245	50.34%	38,090
2008	14.475252	10.548048	-27.13%	50,485
2007	14.228662	14.475252	1.73%	73,027
2006	13.050969	14.228662	9.02%	80,629
2005	12.941802	13.050969	0.84%	88,822
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.978899	12.626904	-2.71%	740
2013	11.336417	12.978899	14.49%	1,013
2012	10.449969	11.336417	8.48%	467
2011	11.215913	10.449969	-6.83%	801
2010	10.065735	11.215913	11.43%	2,448
2009	9.013014	10.065735	11.68%	2,467
2008	12.996997	9.013014	-30.65%	3,064
2007	12.023311	12.996997	8.10%	4,669
2006	10.531468	12.023311	14.17%	5,962
2005	10.502525	10.531468	0.28%	5,559
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.001681	15.352729	2.34%	2,902
2013	15.058831	15.001681	-0.38%	3,007
2012	13.919882	15.058831	8.18%	3,116
2011	13.803316	13.919882	0.84%	1,648
2010	12.902037	13.803316	6.99%	1,648
2009	10.864929	12.902037	18.75%	1,648
2008	11.885400	10.864929	-8.59%	1,648
2007	11.439227	11.885400	3.90%	1,874
2006	11.138494	11.439227	2.70%	1,874
2005	11.151529	11.138494	-0.12%	2,842

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.732231	15.036260	2.06%	12,586
2013	14.830107	14.732231	-0.66%	12,695
2012	13.742981	14.830107	7.91%	26,497
2011	13.665588	13.742981	0.57%	16,691
2010	12.799523	13.665588	6.77%	26,607
2009	10.803658	12.799523	18.47%	32,752
2008	11.852250	10.803658	-8.85%	53,098
2007	11.433749	11.852250	3.66%	83,954
2006	11.158273	11.433749	2.47%	106,036
2005	11.205669	11.158273	-0.42%	109,568
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.376316	16.023036	4.21%	0
2013	13.498058	15.376316	13.92%	0
2012	12.177076	13.498058	10.85%	0
2011	12.690764	12.177076	-4.05%	0
2010	11.276260	12.690764	12.54%	0
2009	8.869468	11.276260	27.14%	0
2008	12.637797	8.869468	-29.82%	0
2007	11.111645	12.637797	13.73%	0
2006	10.508655	11.111645	5.74%	0
2005	10.254647	10.508655	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.240228	14.818507	4.06%	1,959
2013	12.521665	14.240228	13.72%	1,959
2012	11.315377	12.521665	10.66%	1,959
2011	11.808222	11.315377	-4.17%	4,008
2010	10.508468	11.808222	12.37%	4,008
2009	8.277073	10.508468	26.96%	4,008
2008	11.807981	8.277073	-29.90%	4,008
2007	10.398613	11.807981	13.55%	5,202
2006	9.843431	10.398613	5.64%	6,241
2005	9.619127	9.843431	2.33%	6,241
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.640254	14.222670	4.27%	1,787
2013	11.307911	13.640254	20.63%	1,787
2012	9.943839	11.307911	13.72%	1,787
2011	10.758742	9.943839	-7.57%	1,787
2010	9.392113	10.758742	14.55%	1,787
2009	7.173369	9.392113	30.93%	1,787
2008	11.346106	7.173369	-36.78%	1,787
2007	9.680852	11.346106	17.20%	1,787
2006	9.188608	9.680852	5.36%	1,787
2005	8.978318	9.188608	2.34%	2,006

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.401274	12.906727	4.08%	82
2013	10.301841	12.401274	20.38%	87
2012	9.076618	10.301841	13.50%	595
2011	9.840981	9.076618	-7.77%	599
2010	8.602208	9.840981	14.40%	604
2009	6.588881	8.602208	30.56%	1,227
2008	10.432049	6.588881	-36.84%	1,232
2007	8.921397	10.432049	16.93%	2,247
2006	8.477668	8.921397	5.23%	2,876
2005	8.301731	8.477668	2.12%	2,881
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.547089	16.876350	8.55%	0
2013	13.194892	15.547089	17.83%	0
2012	11.641913	13.194892	13.34%	0
2011	12.270531	11.641913	-5.12%	0
2010	10.547323	12.270531	16.34%	0
2009	7.731482	10.547323	36.42%	0
2008	11.884986	7.731482	-34.95%	0
2007	11.069599	11.884986	7.37%	0
2006	10.055882	11.069599	10.08%	3,261
2005	9.656567	10.055882	4.14%	7,737
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.902123	17.250390	8.48%	5,296
2013	13.520716	15.902123	17.61%	5,296
2012	11.943113	13.520716	13.21%	5,296
2011	12.594191	11.943113	-5.17%	5,296
2010	10.846886	12.594191	16.11%	6,012
2009	7.953060	10.846886	36.39%	6,503
2008	12.248922	7.953060	-35.07%	6,503
2007	11.427364	12.248922	7.19%	10,605
2006	10.393983	11.427364	9.94%	14,959
2005	9.989098	10.393983	4.05%	15,390
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	14.006754	15.313954	9.33%	0
2013	10.264860	14.006754	36.45%	0
2012	8.491367	10.264860	20.89%	0
2011	8.849277	8.491367	-4.04%	0
2010	7.601642	8.849277	16.41%	0
2009	5.672338	7.601642	34.01%	0
2008	9.782017	5.672338	-42.01%	0
2007	9.279040	9.782017	5.42%	0
2006	8.255196	9.279040	12.40%	0
2005	6.920169	8.255196	19.29%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.720989	14.971015	9.11%	6,558
2013	10.065389	13.720989	36.32%	10,761
2012	8.350750	10.065389	20.53%	5,818
2011	8.710182	8.350750	-4.13%	5,950
2010	7.487147	8.710182	16.34%	6,669
2009	5.592124	7.487147	33.89%	11,751
2008	9.669947	5.592124	-42.17%	12,284
2007	9.189564	9.669947	5.23%	24,423
2006	8.188459	9.189564	12.23%	24,828
2005	6.881506	8.188459	18.99%	24,498
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.833834	16.962096	7.13%	4,817
2013	12.544572	15.833834	26.22%	4,844
2012	10.857019	12.544572	15.54%	4,871
2011	10.917102	10.857019	-0.55%	5,045
2010	9.620462	10.917102	13.48%	5,045
2009	7.503632	9.620462	28.21%	5,045
2008	13.282751	7.503632	-43.51%	5,045
2007	13.284070	13.282751	-0.01%	5,185
2006	11.219317	13.284070	18.40%	6,322
2005	10.758699	11.219317	4.28%	6,661
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.894830	18.070859	6.96%	26,197
2013	13.404494	16.894830	26.04%	27,444
2012	11.614407	13.404494	15.41%	51,140
2011	11.702349	11.614407	-0.75%	58,106
2010	10.327781	11.702349	13.31%	70,873
2009	8.064459	10.327781	28.07%	98,974
2008	14.302397	8.064459	-43.61%	100,334
2007	14.324313	14.302397	-0.15%	159,145
2006	12.113096	14.324313	18.25%	162,392
2005	11.636390	12.113096	4.10%	164,306
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.611135	15.902938	8.84%	0
2013	11.103346	14.611135	31.59%	0
2012	9.511150	11.103346	16.74%	0
2011	9.496392	9.511150	0.16%	0
2010	8.399558	9.496392	13.06%	1,072
2009	6.699258	8.399558	25.38%	1,072
2008	11.669486	6.699258	-42.59%	1,072
2007	10.567853	11.669486	10.42%	1,072
2006	9.483594	10.567853	11.43%	2,144
2005	8.944540	9.483594	6.03%	6,736

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.714056	15.991874	8.68%	9,641
2013	11.199261	14.714056	31.38%	12,361
2012	9.605830	11.199261	16.59%	14,806
2011	9.611331	9.605830	-0.06%	15,431
2010	8.509750	9.611331	12.94%	20,736
2009	6.794899	8.509750	25.24%	20,075
2008	11.861165	6.794899	-42.71%	21,130
2007	10.755156	11.861165	10.28%	40,927
2006	9.664936	10.755156	11.28%	43,331
2005	9.126404	9.664936	5.90%	43,154
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.310011	14.591975	9.63%	803
2013	9.910829	13.310011	34.30%	803
2012	8.775440	9.910829	12.94%	803
2011	8.887227	8.775440	-1.26%	1,017
2010	7.265483	8.887227	22.32%	1,407
2009	5.750106	7.265483	26.35%	1,541
2008	11.052442	5.750106	-47.97%	1,635
2007	8.835938	11.052442	25.09%	1,876
2006	8.395860	8.835938	5.24%	8,413
2005	8.057605	8.395860	4.20%	10,324
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.186041	11.149520	9.46%	36,252
2013	7.596009	10.186041	34.10%	36,722
2012	6.734207	7.596009	12.80%	41,831
2011	6.831842	6.734207	-1.43%	42,967
2010	5.593957	6.831842	22.13%	58,616
2009	4.433536	5.593957	26.17%	88,112
2008	8.533834	4.433536	-48.05%	70,517
2007	6.833772	8.533834	24.88%	101,074
2006	6.503135	6.833772	5.08%	141,658
2005	6.251228	6.503135	4.03%	148,903
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.081546	14.033609	-0.34%	0
2013	13.489148	14.081546	4.39%	0
2012	11.980404	13.489148	12.59%	0
2011	11.691138	11.980404	2.47%	0
2010	10.420333	11.691138	12.20%	174
2009	7.350531	10.420333	41.76%	174
2008	9.948377	7.350531	-26.11%	174
2007	9.829276	9.948377	1.21%	174
2006	8.966211	9.829276	9.63%	1,907
2005	8.869387	8.966211	1.09%	1,907

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.966075	14.889981	-0.51%	3,493
2013	14.360295	14.966075	4.22%	4,930
2012	12.779253	14.360295	12.37%	5,493
2011	12.495948	12.779253	2.27%	6,296
2010	11.148958	12.495948	12.08%	16,017
2009	7.881567	11.148958	41.46%	47,783
2008	10.678129	7.881567	-26.19%	84,928
2007	10.562072	10.678129	1.10%	119,186
2006	9.647954	10.562072	9.47%	150,754
2005	9.563436	9.647954	0.88%	155,385
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	24.919908	27.905458	11.98%	5,463
2013	19.111416	24.919908	30.39%	9,104
2012	16.721998	19.111416	14.29%	9,661
2011	16.620074	16.721998	0.61%	9,777
2010	14.654345	16.620074	13.41%	11,241
2009	11.739077	14.654345	24.83%	11,658
2008	18.897940	11.739077	-37.88%	16,783
2007	18.178915	18.897940	3.96%	22,936
2006	15.930573	18.178915	14.11%	25,749
2005	15.412633	15.930573	3.36%	29,756
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	20.393177	21.279505	4.35%	3,147
2013	21.057046	20.393177	-3.15%	3,114
2012	20.167237	21.057046	4.41%	3,155
2011	19.055319	20.167237	5.84%	3,123
2010	17.926685	19.055319	6.30%	3,099
2009	15.710931	17.926685	14.10%	3,074
2008	16.469170	15.710931	-4.60%	4,878
2007	16.008366	16.469170	2.88%	8,177
2006	15.558397	16.008366	2.89%	10,226
2005	15.440288	15.558397	0.76%	10,392
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	51.919376	54.364518	4.71%	0
2013	38.700032	51.919376	34.16%	0
2012	34.205351	38.700032	13.14%	0
2011	38.854124	34.205351	-11.96%	0
2010	30.617243	38.854124	26.90%	0
2009	22.177529	30.617243	38.06%	0
2008	37.183650	22.177529	-40.36%	0
2007	32.656907	37.183650	13.86%	595
2006	29.415781	32.656907	11.02%	595
2005	25.237801	29.415781	16.55%	595

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.979533	33.433724	4.55%	17,266
2013	23.870976	31.979533	33.97%	25,700
2012	21.133166	23.870976	12.96%	33,640
2011	24.041891	21.133166	-12.10%	38,360
2010	18.964526	24.041891	26.77%	48,296
2009	13.762776	18.964526	37.80%	73,393
2008	23.112673	13.762776	-40.45%	80,186
2007	20.325085	23.112673	13.72%	118,972
2006	18.338368	20.325085	10.83%	133,929
2005	15.758830	18.338368	16.37%	147,737
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.645970	12.470172	-1.39%	13
2013	12.821795	12.645970	-1.37%	13
2012	12.986686	12.821795	-1.27%	13
2011	13.156206	12.986686	-1.29%	13
2010	13.310664	13.156206	-1.16%	13
2009	13.403038	13.310664	-0.69%	13
2008	13.193781	13.403038	1.59%	46
2007	12.723059	13.193781	3.70%	33
2006	12.301572	12.723059	3.43%	458
2005	12.107279	12.301572	1.60%	458
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.185712	13.751148	-9.45%	0
2013	11.812872	15.185712	28.55%	0
2012	9.939306	11.812872	18.85%	0
2011	12.178331	9.939306	-18.39%	0
2010	10.930919	12.178331	11.41%	435
2009	8.768028	10.930919	24.67%	435
2008	15.841773	8.768028	-44.65%	435
2007	13.709029	15.841773	15.56%	435
2006	11.787613	13.709029	16.30%	3,077
2005	10.048165	11.787613	17.31%	3,077
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.994849	10.845643	-9.58%	5,453
2013	9.345788	11.994849	28.34%	5,528
2012	7.874151	9.345788	18.69%	6,549
2011	9.661002	7.874151	-18.50%	6,549
2010	8.683979	9.661002	11.25%	10,525
2009	6.977709	8.683979	24.45%	15,359
2008	12.628393	6.977709	-44.75%	18,588
2007	10.942612	12.628393	15.41%	26,401
2006	9.422858	10.942612	16.13%	28,920
2005	8.045150	9.422858	17.12%	32,742

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.172583	18.846464	9.75%	0
2013	13.165006	17.172583	30.44%	0
2012	11.053124	13.165006	19.11%	0
2011	11.503037	11.053124	-3.91%	0
2010	9.909116	11.503037	16.09%	0
2009	7.060208	9.909116	40.35%	0
2008	13.392044	7.060208	-47.28%	0
2007	13.317789	13.392044	0.56%	0
2006	11.790145	13.317789	12.96%	0
2005	11.271454	11.790145	4.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.849115	18.458317	9.55%	2,005
2013	12.927853	16.849115	30.33%	2,005
2012	10.876753	12.927853	18.86%	2,005
2011	11.334464	10.876753	-4.04%	2,005
2010	9.781895	11.334464	15.87%	2,005
2009	6.981322	9.781895	40.12%	2,005
2008	13.260199	6.981322	-47.35%	2,005
2007	13.203833	13.260199	0.43%	5,566
2006	11.704383	13.203833	12.81%	9,028
2005	11.215459	11.704383	4.36%	9,465
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.529505	23.700742	5.20%	0
2013	17.516357	22.529505	28.62%	0
2012	13.977536	17.516357	25.32%	0
2011	15.551699	13.977536	-10.12%	0
2010	12.472729	15.551699	24.69%	0
2009	8.036907	12.472729	55.19%	0
2008	16.695192	8.036907	-51.86%	0
2007	16.035599	16.695192	4.11%	0
2006	13.995717	16.035599	14.58%	0
2005	13.840314	13.995717	1.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.939109	21.990631	5.02%	2,414
2013	16.312492	20.939109	28.36%	4,156
2012	13.020632	16.312492	25.28%	4,615
2011	14.517171	13.020632	-10.31%	4,790
2010	11.653775	14.517171	24.57%	8,196
2009	7.520879	11.653775	54.95%	9,172
2008	15.658545	7.520879	-51.97%	10,966
2007	15.062504	15.658545	3.96%	14,822
2006	13.167847	15.062504	14.39%	27,670
2005	13.037896	13.167847	1.00%	28,187

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.402760	12.577409	1.41%	5,194
2013	10.162991	12.402760	22.04%	5,519
2012	8.937286	10.162991	13.71%	5,812
2011	9.205881	8.937286	-2.92%	6,131
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.316184	21.835815	7.48%	29
2013	15.843353	20.316184	28.23%	29
2012	14.324727	15.843353	10.60%	29
2011	13.667556	14.324727	4.81%	29
2010	11.461449	13.667556	19.25%	29
2009	9.878370	11.461449	16.03%	29
2008	13.713683	9.878370	-27.97%	29
2007	14.253563	13.713683	-3.79%	29
2006	12.309947	14.253563	15.79%	29
2005	12.040828	12.309947	2.24%	29
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.020078	16.712047	-12.13%	0
2013	15.648146	19.020078	21.55%	0
2012	13.382232	15.648146	16.93%	0
2011	15.154841	13.382232	-11.70%	0
2010	14.142949	15.154841	7.15%	0
2009	10.443847	14.142949	35.42%	0
2008	17.723335	10.443847	-41.07%	0
2007	15.525117	17.723335	14.16%	0
2006	12.937733	15.525117	20.00%	0
2005	11.876679	12.937733	8.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.616737	16.655920	6.65%	14,969
2013	11.329687	15.616737	37.84%	18,518
2012	10.133340	11.329687	11.81%	28,786
2011	10.978481	10.133340	-7.70%	27,617
2010	9.312264	10.978481	17.89%	36,432
2009	5.701700	9.312264	63.32%	65,459
2008	11.364407	5.701700	-49.83%	75,386
2007	9.881920	11.364407	15.00%	96,968
2006	9.765545	9.881920	1.19%	106,817
2005	9.201018	9.765545	6.14%	114,156

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.779086	20.201260	7.57%	27,913
2013	14.039982	18.779086	33.75%	30,647
2012	11.973788	14.039982	17.26%	41,869
2011	12.404963	11.973788	-3.48%	47,583
2010	10.874189	12.404963	14.08%	56,298
2009	8.588751	10.874189	26.61%	105,865
2008	13.568688	8.588751	-36.70%	120,492
2007	14.090473	13.568688	-3.70%	173,049
2006	12.314188	14.090473	14.42%	209,709
2005	11.995538	12.314188	2.66%	207,702
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.297819	16.312401	6.63%	0
2013	12.003911	15.297819	27.44%	0
2012	10.690661	12.003911	12.28%	0
2011	10.849002	10.690661	-1.46%	0
2010	10.043281	10.849002	8.02%	0
2009	7.939249	10.043281	26.50%	0
2008	11.526413	7.939249	-31.12%	0
2007	10.813282	11.526413	6.59%	0
2006*	10.000000	10.813282	8.13%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	15.014160	15.965541	6.34%	7,046
2013	11.809982	15.014160	27.13%	7,091
2012	10.542826	11.809982	12.02%	7,136
2011	10.723695	10.542826	-1.69%	9,508
2010	9.955137	10.723695	7.72%	15,394
2009	7.888961	9.955137	26.19%	28,368
2008	11.482894	7.888961	-31.30%	32,213
2007	10.796213	11.482894	6.36%	40,045
2006*	10.000000	10.796213	7.96%	46,352
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	22.933905	22.633133	-1.31%	0
2013	19.592264	22.933905	17.06%	121
2012	17.241013	19.592264	13.64%	121
2011	18.799885	17.241013	-8.29%	121
2010	16.931832	18.799885	11.03%	1,430
2009	12.728461	16.931832	33.02%	1,430
2008	21.713536	12.728461	-41.38%	1,567
2007	19.243338	21.713536	12.84%	4,319
2006	15.260876	19.243338	26.10%	6,003
2005	13.149159	15.260876	16.06%	10,427

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.839100	20.428736	2.97%	0
2013	15.619895	19.839100	27.01%	0
2012	14.278044	15.619895	9.40%	0
2011	15.466865	14.278044	-7.69%	0
2010	13.746363	15.466865	12.52%	0
2009	10.706775	13.746363	28.39%	0
2008	15.191547	10.706775	-29.52%	0
2007	14.065292	15.191547	8.01%	0
2006	12.822882	14.065292	9.69%	0
2005	12.084078	12.822882	6.11%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.150558	14.008542	6.52%	0
2013	9.734143	13.150558	35.10%	0
2012*	10.000000	9.734143	-2.66%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.110494	13.921263	6.18%	32
2013	9.733711	13.110494	34.69%	0
2012*	10.000000	9.733711	-2.66%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.848661	15.738069	-6.59%	283
2013	13.655847	16.848661	23.38%	27,708
2012	11.621612	13.655847	17.50%	27,708
2011	12.701575	11.621612	-8.50%	27,425
2010	11.853499	12.701575	7.15%	3,432
2009*	10.000000	11.853499	18.53%	1,278
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.446852	-5.53%	9,236
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.943079	13.854093	7.04%	9,979
2013	9.566418	12.943079	35.30%	11,043
2012	8.333869	9.566418	14.79%	12,430
2011	9.007240	8.333869	-7.48%	13,992
2010	7.070213	9.007240	27.40%	34,256
2009	5.076525	7.070213	39.27%	46,767
2008	10.636630	5.076525	-52.27%	52,785
2007	9.851641	10.636630	7.97%	62,747
2006	9.766814	9.851641	0.87%	78,625
2005	9.629928	9.766814	1.42%	85,601

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.721060	19.811839	-8.79%	7,629
2013	15.599472	21.721060	39.24%	18,236
2012	13.086638	15.599472	19.20%	20,164
2011	14.828209	13.086638	-11.74%	23,500
2010	11.062634	14.828209	34.04%	46,498
2009	6.886553	11.062634	60.64%	28,947
2008	11.548405	6.886553	-40.37%	37,875
2007	11.455457	11.548405	0.81%	42,368
2006	10.287484	11.455457	11.35%	67,378
2005	9.933363	10.287484	3.56%	80,618
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.728230	22.523194	8.66%	7,312
2013	15.503734	20.728230	33.70%	7,807
2012	13.569255	15.503734	14.26%	13,879
2011	13.826014	13.569255	-1.86%	16,285
2010	12.608056	13.826014	9.66%	23,241
2009	10.442589	12.608056	20.74%	39,346
2008	15.747071	10.442589	-33.69%	46,727
2007	14.844615	15.747071	6.08%	47,547
2006	12.492998	14.844615	18.82%	50,239
2005	11.900290	12.492998	4.98%	40,966
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.966396	14.924020	-0.28%	2,284
2013	11.892421	14.966396	25.85%	2,397
2012	10.404132	11.892421	14.30%	3,986
2011	10.742489	10.404132	-3.15%	3,766
2010*	10.000000	10.742489	7.42%	1,619
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.136570	22.425420	11.37%	0
2013	15.510016	20.136570	29.83%	563
2012	13.745157	15.510016	12.84%	664
2011	13.872436	13.745157	-0.92%	737
2010	12.434021	13.872436	11.57%	700
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.058163	14.553097	3.52%	793
2013	11.564862	14.058163	21.56%	815
2012	10.136363	11.564862	14.09%	5,116
2011	10.185355	10.136363	-0.48%	8,949
2010	9.221689	10.185355	10.45%	8,949
2009	7.578222	9.221689	21.69%	17,565
2008	10.944829	7.578222	-30.76%	10,460
2007	10.458763	10.944829	4.65%	6,657
2006*	10.000000	10.458763	4.59%	22,449

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.283092	11.678990	3.51%	2,722
2013	11.745615	11.283092	-3.94%	2,504
2012	11.349117	11.745615	3.49%	2,178
2011	10.886683	11.349117	4.25%	2,333
2010	10.417221	10.886683	4.51%	6,944
2009	9.420556	10.417221	10.58%	5,042
2008	10.600857	9.420556	-11.13%	5,258
2007	10.440837	10.600857	1.53%	4,856
2006*	10.000000	10.440837	4.41%	6,741
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.329730	15.392570	0.41%	7,713
2013	12.085782	15.329730	26.84%	8,045
2012	10.040218	12.085782	20.37%	12,774
2011	11.227749	10.040218	-10.58%	13,389
2010	10.230924	11.227749	9.74%	13,535
2009	7.327629	10.230924	39.62%	11,194
2008	12.111276	7.327629	-39.50%	17,317
2007	10.741225	12.111276	12.76%	15,340
2006*	10.000000	10.741225	7.41%	14,374
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.814202	14.719560	6.55%	10,634
2013	10.809513	13.814202	27.80%	11,364
2012	9.338308	10.809513	15.75%	12,385
2011	9.936478	9.338308	-6.02%	14,554
2010	8.526248	9.936478	16.54%	16,139
2009	6.230855	8.526248	36.84%	20,931
2008	11.327974	6.230855	-45.00%	15,150
2007	10.267965	11.327974	10.32%	2,344
2006*	10.000000	10.267965	2.68%	8,984
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.308889	13.377837	8.68%	1,535
2013	9.388388	12.308889	31.11%	1,646
2012	8.134094	9.388388	15.42%	1,785
2011	8.437999	8.134094	-3.60%	1,772
2010	7.711392	8.437999	9.42%	4,343
2009	5.984290	7.711392	28.86%	5,401
2008	9.799507	5.984290	-38.93%	6,184
2007*	10.000000	9.799507	-2.00%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.837957	-1.62%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.442258	13.072769	5.07%	0
2013	8.791616	12.442258	41.52%	0
2012	7.631891	8.791616	15.20%	0
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	2,097
2009	5.105865	7.700756	50.82%	2,097
2008*	10.000000	5.105865	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.889330	15.146916	9.05%	0
2013	10.151205	13.889330	36.82%	0
2012	9.233874	10.151205	9.93%	0
2011	9.672275	9.233874	-4.53%	0
2010	7.937739	9.672275	21.85%	0
2009	6.120401	7.937739	29.69%	0
2008*	10.000000	6.120401	-38.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.807006	15.044481	8.96%	0
2013	10.106623	13.807006	36.61%	0
2012	9.202863	10.106623	9.82%	0
2011	9.648356	9.202863	-4.62%	0
2010	7.919325	9.648356	21.83%	0
2009	6.118502	7.919325	29.43%	0
2008*	10.000000	6.118502	-38.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	1,671
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.257368	12.605143	2.84%	6,741
2013	10.842213	12.257368	13.05%	6,741
2012	9.901343	10.842213	9.50%	6,741
2011	10.178550	9.901343	-2.72%	6,741
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	636
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.663208	11.883626	1.89%	463
2013	11.272747	11.663208	3.46%	463
2012	10.635656	11.272747	5.99%	463
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.354957	12.738720	3.11%	3,006
2013	10.636554	12.354957	16.16%	4,435
2012	9.600365	10.636554	10.79%	2,883
2011	9.968937	9.600365	-3.70%	4,021
2010	9.078170	9.968937	9.81%	3,599
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.392557	12.776465	3.10%	704
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	653
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	0
2012	10.174002	11.038758	8.50%	0
2011	10.346130	10.174002	-1.66%	0
2010	9.623621	10.346130	7.51%	0
2009	8.293877	9.623621	16.03%	0
2008*	10.000000	8.293877	-17.06%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.047147	12.478981	3.58%	0
2013	12.456312	12.047147	-3.28%	0
2012	11.724510	12.456312	6.24%	0
2011	11.154881	11.724510	5.11%	0
2010	10.567560	11.154881	5.56%	0
2009	9.852148	10.567560	7.26%	0
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.871557	12.253038	3.21%	2,089
2013	12.301968	11.871557	-3.50%	2,089
2012	11.608425	12.301968	5.97%	1,412
2011	11.081510	11.608425	4.75%	0
2010	10.525422	11.081510	5.28%	0
2009	9.830331	10.525422	7.07%	0
2008*	10.000000	9.830331	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.839722	13.277968	3.41%	421
2013	13.294413	12.839722	-3.42%	1,224
2012	12.587652	13.294413	5.61%	2,867
2011	12.037904	12.587652	4.57%	2,570
2010	11.292531	12.037904	6.60%	680
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.886663	24.061597	-7.05%	8,163
2013	26.142079	25.886663	-0.98%	1,011
2012	22.663475	26.142079	15.35%	1,359
2011	29.695013	22.663475	-23.68%	1,390
2010	25.981944	29.695013	14.29%	1,428
2009	16.157347	25.981944	60.81%	2,969
2008	38.952162	16.157347	-58.52%	3,535
2007	27.210945	38.952162	43.15%	4,235
2006	20.244391	27.210945	34.41%	5,113
2005	15.514851	20.244391	30.48%	6,348
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.732982	14.159404	3.11%	28,867
2013	14.516706	13.732982	-5.40%	33,766
2012	14.286616	14.516706	1.61%	36,826
2011	13.508826	14.286616	5.76%	40,191
2010	13.075390	13.508826	3.31%	75,622
2009	12.913852	13.075390	1.25%	125,164
2008	12.158600	12.913852	6.21%	133,584
2007	11.508350	12.158600	5.65%	171,552
2006	11.293940	11.508350	1.90%	136,061
2005	11.091867	11.293940	1.82%	152,834

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.068653	8.877323	-2.11%	4,139
2013	7.823390	9.068653	15.92%	4,042
2012	6.886208	7.823390	13.61%	4,042
2011	7.759774	6.886208	-11.26%	6,980
2010	6.964308	7.759774	11.42%	4,042
2009	5.456262	6.964308	27.64%	757
2008*	10.000000	5.456262	-45.44%	1,991
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.610590	19.264859	3.52%	25,114
2013	14.833113	18.610590	25.47%	47,333
2012	12.979973	14.833113	14.28%	63,314
2011	13.702597	12.979973	-5.27%	64,375
2010	12.123510	13.702597	13.02%	75,385
2009	9.665967	12.123510	25.42%	109,765
2008	15.522394	9.665967	-37.73%	119,577
2007	14.858666	15.522394	4.47%	162,897
2006	12.894045	14.858666	15.24%	173,457
2005	12.115638	12.894045	6.42%	174,041
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	0
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	7,037
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.655240	13.987863	2.44%	26,850
2013	13.210820	13.655240	3.36%	30,415
2012	12.739506	13.210820	3.70%	147,652
2011	12.552100	12.739506	1.49%	156,095
2010	12.021890	12.552100	4.41%	200,534
2009	11.177192	12.021890	7.56%	114,943
2008	12.062399	11.177192	-7.34%	137,039
2007	11.609855	12.062399	3.90%	107,330
2006	11.090614	11.609855	4.68%	148,540
2005	10.887617	11.090614	1.86%	155,826

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.569705	17.184219	3.71%	247,276
2013	14.409074	16.569705	14.99%	305,932
2012	13.188229	14.409074	9.26%	347,378
2011	13.380493	13.188229	-1.44%	437,619
2010	12.235088	13.380493	9.36%	575,209
2009	10.415712	12.235088	17.47%	909,582
2008	13.754073	10.415712	-24.27%	1,025,571
2007	13.203191	13.754073	4.17%	1,216,958
2006	12.024952	13.203191	9.80%	1,365,742
2005	11.576537	12.024952	3.87%	1,463,539
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.908721	18.533310	3.49%	135,071
2013	14.841720	17.908721	20.66%	150,289
2012	13.232155	14.841720	12.16%	168,953
2011	13.711235	13.232155	-3.49%	218,805
2010	12.324107	13.711235	11.26%	317,898
2009	10.048113	12.324107	22.65%	530,649
2008	14.853719	10.048113	-32.35%	623,291
2007	14.192860	14.853719	4.66%	719,196
2006	12.566558	14.192860	12.94%	739,298
2005	11.902703	12.566558	5.58%	725,881
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.350166	15.852590	3.27%	70,868
2013	14.089420	15.350166	8.95%	72,456
2012	13.226543	14.089420	6.52%	90,069
2011	13.142866	13.226543	0.64%	124,123
2010	12.283314	13.142866	7.00%	140,250
2009	10.874260	12.283314	12.96%	205,369
2008	12.981691	10.874260	-16.23%	248,522
2007	12.438218	12.981691	4.37%	391,617
2006	11.634398	12.438218	6.91%	430,895
2005	11.292553	11.634398	3.03%	389,088
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.103926	22.639583	7.28%	0
2013	15.656863	21.103926	34.79%	0
2012	13.379633	15.656863	17.02%	0
2011	13.879239	13.379633	-3.60%	0
2010	12.937705	13.879239	7.28%	0
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.846950	22.315087	7.04%	51,783
2013	15.513617	20.846950	34.38%	58,405
2012	13.286735	15.513617	16.76%	77,229
2011	13.819814	13.286735	-3.86%	90,105
2010	12.915914	13.819814	7.00%	125,225
2009*	10.000000	12.915914	29.16%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.475944	26.406729	7.89%	0
2013	18.657416	24.475944	31.19%	0
2012	16.108323	18.657416	15.82%	0
2011	16.763082	16.108323	-3.91%	0
2010	13.471206	16.763082	24.44%	0
2009	9.990439	13.471206	34.84%	0
2008	15.947524	9.990439	-37.35%	0
2007	15.038349	15.947524	6.05%	0
2006	13.878779	15.038349	8.35%	0
2005	12.556101	13.878779	10.53%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.808248	24.552489	7.65%	7,731
2013	17.417743	22.808248	30.95%	9,600
2012	15.063409	17.417743	15.63%	9,848
2011	15.697284	15.063409	-4.04%	10,295
2010	12.648405	15.697284	24.10%	24,446
2009	9.397723	12.648405	34.59%	36,179
2008	15.037158	9.397723	-37.50%	43,274
2007	14.204698	15.037158	5.86%	57,367
2006	13.126944	14.204698	8.21%	78,925
2005	11.897253	13.126944	10.34%	90,462
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.954692	9.815334	-1.40%	19,987
2013	10.096037	9.954692	-1.40%	23,155
2012	10.239776	10.096037	-1.40%	31,705
2011	10.384760	10.239776	-1.40%	50,881
2010	10.532194	10.384760	-1.40%	66,043
2009	10.677256	10.532194	-1.36%	274,879
2008	10.610947	10.677256	0.62%	362,129
2007	10.270218	10.610947	3.32%	251,907
2006	9.964235	10.270218	3.07%	212,271
2005	9.842716	9.964235	1.23%	274,362
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.070676	10.768101	-2.73%	138
2013	9.273285	11.070676	19.38%	309
2012	8.141657	9.273285	13.90%	428
2011	9.136293	8.141657	-10.89%	540
2010	8.141910	9.136293	12.21%	540
2009	6.066908	8.141910	34.20%	0
2008*	10.000000	6.066908	-39.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.020295	-9.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.003811	-9.96%	7,108

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.236456	14.375625	8.61%	0
2013	9.987316	13.236456	32.53%	0
2012	8.721738	9.987316	14.51%	0
2011	9.140787	8.721738	-4.58%	0
2010	8.036260	9.140787	13.74%	0
2009	6.300902	8.036260	27.54%	0
2008*	10.000000	6.300902	-36.99%	1,936
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.553952	13.646136	8.70%	22,031
2013	9.429299	12.553952	33.14%	46,903
2012	8.132803	9.429299	15.94%	36,515
2011	8.783164	8.132803	-7.40%	40,621
2010	7.900785	8.783164	11.17%	76,197
2009	6.289031	7.900785	25.63%	101,036
2008*	10.000000	6.289031	-37.11%	1,005
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.083712	14.403078	2.27%	0
2013	10.305201	14.083712	36.67%	0
2012	9.116761	10.305201	13.04%	0
2011	9.676660	9.116761	-5.79%	0
2010	7.760008	9.676660	24.70%	0
2009	6.211307	7.760008	24.93%	0
2008*	10.000000	6.211307	-37.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.014820	17.324375	15.38%	1,869
2013	11.223612	15.014820	33.78%	1,841
2012	9.784057	11.223612	14.71%	1,841
2011	10.158513	9.784057	-3.69%	1,841
2010	8.611937	10.158513	17.96%	2,011
2009	6.694455	8.611937	28.64%	195
2008*	10.000000	6.694455	-33.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.486634	15.657397	1.10%	3,455
2013	10.910997	15.486634	41.94%	3,562
2012	9.785130	10.910997	11.51%	5,448
2011	10.009994	9.785130	-2.25%	5,657
2010	8.114822	10.009994	23.35%	8,084
2009	6.470852	8.114822	25.41%	9,154
2008	12.275456	6.470852	-47.29%	9,970
2007	11.370471	12.275456	7.96%	15,089
2006	11.197216	11.370471	1.55%	27,574
2005	10.540384	11.197216	6.23%	31,305

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	23.646456	24.952634	5.52%	0
2013	17.081166	23.646456	38.44%	0
2012	14.383492	17.081166	18.76%	0
2011	15.366475	14.383492	-6.40%	0
2010	12.309572	15.366475	24.83%	0
2009	9.891327	12.309572	24.45%	0
2008	14.786064	9.891327	-33.10%	0
2007	16.107711	14.786064	-8.21%	0
2006	13.927255	16.107711	15.66%	0
2005	13.703334	13.927255	1.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	21.361396	22.487244	5.27%	2,053
2013	15.472039	21.361396	38.06%	2,327
2012	13.043708	15.472039	18.62%	3,263
2011	13.991537	13.043708	-6.77%	4,541
2010	11.219702	13.991537	24.71%	8,856
2009	9.040985	11.219702	24.10%	11,779
2008	13.544464	9.040985	-33.25%	16,186
2007	14.808371	13.544464	-8.54%	21,131
2006	12.825330	14.808371	15.46%	23,512
2005	12.654931	12.825330	1.35%	23,863
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	24.331514	24.186419	-0.60%	0
2013	17.512853	24.331514	38.94%	0
2012	15.378085	17.512853	13.88%	0
2011	16.514019	15.378085	-6.88%	0
2010	13.364466	16.514019	23.57%	0
2009	10.062373	13.364466	32.82%	0
2008	16.510814	10.062373	-39.06%	0
2007	16.396947	16.510814	0.69%	0
2006	14.842345	16.396947	10.47%	0
2005	13.401732	14.842345	10.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.259614	24.052954	-0.85%	2,548
2013	17.505320	24.259614	38.58%	3,693
2012	15.408273	17.505320	13.61%	5,110
2011	16.589314	15.408273	-7.12%	5,526
2010	13.461953	16.589314	23.23%	14,345
2009	10.156317	13.461953	32.55%	23,663
2008	16.709701	10.156317	-39.22%	24,607
2007	16.633141	16.709701	0.46%	27,704
2006	15.094730	16.633141	10.19%	39,774
2005	13.667465	15.094730	10.44%	42,905

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.929657	14.255074	10.25%	373
2013	10.026127	12.929657	28.96%	604
2012	8.931975	10.026127	12.25%	604
2011	9.024408	8.931975	-1.02%	604
2010	8.083547	9.024408	11.64%	604
2009	6.529589	8.083547	23.80%	604
2008	11.342033	6.529589	-42.43%	0
2007	10.662330	11.342033	6.37%	0
2006*	10.000000	10.662330	6.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.101753	14.077732	26.81%	18,849
2013	10.963365	11.101753	1.26%	10,109
2012	9.620367	10.963365	13.96%	11,004
2011	9.192402	9.620367	4.66%	16,388
2010	7.181278	9.192402	28.01%	15,502
2009	5.580432	7.181278	28.69%	20,262
2008*	10.000000	5.580432	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.571704	10.475188	-0.91%	2,943
2013	10.710524	10.571704	-1.30%	2,943
2012	10.493248	10.710524	2.07%	2,943
2011	10.505471	10.493248	-0.12%	2,943
2010	10.402907	10.505471	0.99%	5,379
2009	9.850295	10.402907	5.61%	4,514
2008*	10.000000	9.850295	-1.50%	1,491
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	379
2012	11.691392	13.782602	17.89%	428
2011	13.539657	11.691392	-13.65%	404
2010	12.912369	13.539657	4.86%	368
2009*	10.000000	12.912369	29.12%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.796293	20.457226	8.84%	209
2013	13.853638	18.796293	35.68%	222
2012	12.660703	13.853638	9.42%	418
2011	13.248211	12.660703	-4.43%	2,821
2010	10.936610	13.248211	21.14%	4,845
2009	8.439623	10.936610	29.59%	3,541
2008	14.134860	8.439623	-40.29%	3,578
2007	13.322362	14.134860	6.10%	5,529
2006	11.882732	13.322362	12.12%	7,630
2005	11.277640	11.882732	5.37%	5,489

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	22.638285	22.833006	0.86%	0
2013	18.034827	22.638285	25.53%	0
2012	15.083887	18.034827	19.56%	0
2011	16.680532	15.083887	-9.57%	0
2010	14.588193	16.680532	14.34%	0
2009	10.585344	14.588193	37.82%	0
2008	17.949552	10.585344	-41.03%	0
2007	17.123737	17.949552	4.82%	0
2006	14.755623	17.123737	16.05%	0
2005	13.091405	14.755623	12.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.985691	22.123578	0.63%	9,341
2013	17.558518	21.985691	25.21%	7,671
2012	14.723667	17.558518	19.25%	8,264
2011	16.324329	14.723667	-9.81%	9,384
2010	14.308986	16.324329	14.08%	12,297
2009	10.413844	14.308986	37.40%	19,837
2008	17.700880	10.413844	-41.17%	26,649
2007	16.924389	17.700880	4.59%	41,971
2006	14.624644	16.924389	15.73%	50,000
2005	13.003393	14.624644	12.47%	54,350
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.998294	10.138168	1.40%	359
2013	10.153699	9.998294	-1.53%	370
2012*	10.000000	10.153699	1.54%	381
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	18.103755	18.295032	1.06%	10,491
2013	18.428447	18.103755	-1.76%	9,117
2012	16.518630	18.428447	11.56%	17,280
2011	16.644537	16.518630	-0.76%	22,797
2010	14.708055	16.644537	13.17%	27,366
2009	12.597830	14.708055	16.75%	42,970
2008	14.940938	12.597830	-15.68%	64,683
2007	13.832880	14.940938	8.01%	55,568
2006	13.082421	13.832880	5.74%	72,050
2005	12.946704	13.082421	1.05%	84,595
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.027900	-9.72%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.916961	18.414953	8.85%	18,817
2013	13.053293	16.916961	29.60%	20,480
2012	11.353351	13.053293	14.97%	24,975
2011	11.550545	11.353351	-1.71%	27,736
2010	10.113851	11.550545	14.21%	33,157
2009	8.014007	10.113851	26.20%	53,843
2008	13.243332	8.014007	-39.49%	70,698
2007	12.896974	13.243332	2.69%	99,967
2006	11.397500	12.896974	13.16%	107,945
2005	10.931316	11.397500	4.26%	114,854
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	26.337371	29.067628	10.37%	0
2013	18.941911	26.337371	39.04%	0
2012	16.282675	18.941911	16.33%	0
2011	16.887019	16.282675	-3.58%	0
2010	13.878234	16.887019	21.68%	0
2009	10.259307	13.878234	35.27%	0
2008	16.736589	10.259307	-38.70%	0
2007	17.183430	16.736589	-2.60%	0
2006	15.153982	17.183430	13.39%	0
2005	13.981420	15.153982	8.39%	36
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	15.039449	16.557151	10.09%	2,888
2013	10.846631	15.039449	38.66%	2,376
2012	9.349011	10.846631	16.02%	2,376
2011	9.712945	9.349011	-3.75%	2,376
2010	8.005087	9.712945	21.33%	642
2009	5.931168	8.005087	34.97%	642
2008	9.703069	5.931168	-38.87%	642
2007	9.980538	9.703069	-2.78%	1,689
2006*	10.000000	9.980538	-0.19%	1,047
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.694333	-3.06%	6,416
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.970971	11.838901	-1.10%	3,669
2013	12.994281	11.970971	-7.88%	37,138
2012	12.523974	12.994281	3.76%	37,374
2011	11.715321	12.523974	6.90%	37,138
2010	10.863506	11.715321	7.84%	4,005
2009*	10.000000	10.863506	8.64%	1,267

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.593767	11.516995	-0.66%	308
2013	11.785758	11.593767	-1.63%	1,535
2012	11.303572	11.785758	4.27%	2,499
2011	11.349250	11.303572	-0.40%	2,669
2010	10.942921	11.349250	3.71%	6,362
2009*	10.000000	10.942921	9.43%	1,443
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.098554	20.852306	9.18%	304
2013	14.276235	19.098554	33.78%	359
2012	12.153552	14.276235	17.47%	0
2011	12.925709	12.153552	-5.97%	0
2010	11.461248	12.925709	12.78%	0
2009	8.954469	11.461248	27.99%	0
2008	14.814649	8.954469	-39.56%	2,175
2007	15.991919	14.814649	-7.36%	2,315
2006	13.992066	15.991919	14.29%	2,413
2005	13.485135	13.992066	3.76%	2,513
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.058413	14.760424	-8.08%	0
2013	12.716662	16.058413	26.28%	0
2012	10.579086	12.716662	20.21%	0
2011	12.916379	10.579086	-18.10%	0
2010	11.905960	12.916379	8.49%	0
2009	9.688415	11.905960	22.89%	0
2008	17.531586	9.688415	-44.74%	0
2007	16.408947	17.531586	6.84%	3,427
2006	13.029538	16.408947	25.94%	3,427
2005	11.777432	13.029538	10.63%	3,427
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.543783	21.971626	1.99%	0
2013	15.650679	21.543783	37.65%	0
2012	13.510725	15.650679	15.84%	0
2011	14.381942	13.510725	-6.06%	0
2010	11.577677	14.381942	24.22%	0
2009	8.927134	11.577677	29.69%	0
2008	14.931286	8.927134	-40.21%	0
2007	17.351540	14.931286	-13.95%	0
2006	15.002556	17.351540	15.66%	0
2005	14.215353	15.002556	5.54%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.217621	19.708740	8.19%	2,896
2013	12.855170	18.217621	41.71%	12,599
2012	11.414105	12.855170	12.63%	12,599
2011	14.090974	11.414105	-19.00%	12,599
2010	11.830400	14.090974	19.11%	26,885
2009	7.320684	11.830400	61.60%	0
2008	11.791375	7.320684	-37.91%	0
2007	11.334034	11.791375	4.04%	3,876
2006	10.901950	11.334034	3.96%	4,220
2005	10.460783	10.901950	4.22%	4,303
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.406655	13.158440	6.06%	0
2013	12.656237	12.406655	-1.97%	0
2012	11.755672	12.656237	7.66%	1,758
2011	11.310953	11.755672	3.93%	1,842
2010	10.735258	11.310953	5.36%	1,931
2009	9.953942	10.735258	7.85%	0
2008	11.274040	9.953942	-11.71%	0
2007	10.867872	11.274040	3.74%	0
2006	10.642778	10.867872	2.11%	820
2005	10.384934	10.642778	2.48%	2,025
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.603751	8.457846	-20.24%	4,571
2013	9.729424	10.603751	8.99%	4,571
2012*	10.000000	9.729424	-2.71%	5,541
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.476472	8.331203	-20.48%	11,851
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.227573	23.439797	-3.25%	9,807
2013	16.355805	24.227573	48.13%	0
2012	15.378152	16.355805	6.36%	0
2011	16.347518	15.378152	-5.93%	0
2010	13.078108	16.347518	25.00%	268
2009*	10.000000	13.078108	30.78%	104

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.378040	18.717132	7.71%	323
2013	13.101481	17.378040	32.64%	323
2012	11.339287	13.101481	15.54%	323
2011	10.847314	11.339287	4.54%	350
2010	9.757913	10.847314	11.16%	1,197
2009	8.227306	9.757913	18.60%	3,747
2008	14.077196	8.227306	-41.56%	4,044
2007	13.623319	14.077196	3.33%	9,929
2006	11.816300	13.623319	15.29%	12,198
2005	11.462822	11.816300	3.08%	11,233
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.665724	16.284763	-7.82%	0
2013	14.605772	17.665724	20.95%	0
2012	12.978891	14.605772	12.53%	0
2011	16.347203	12.978891	-20.60%	0
2010	15.903789	16.347203	2.79%	0
2009	12.011025	15.903789	32.41%	67
2008	26.089218	12.011025	-53.96%	185
2007	25.075412	26.089218	4.04%	185
2006	18.830266	25.075412	33.17%	1,720
2005	16.397554	18.830266	14.84%	1,720
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.244937	17.103190	12.19%	0
2013	11.291444	15.244937	35.01%	0
2012	9.867109	11.291444	14.44%	130
2011	10.350744	9.867109	-5.15%	130
2010	9.562783	10.350744	8.24%	275
2009	7.077361	9.562783	35.12%	651
2008	11.933836	7.077361	-40.70%	1,765
2007	10.659209	11.933836	11.96%	2,266
2006	10.885413	10.659209	-2.08%	2,618
2005	9.617549	10.885413	13.18%	2,778
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	27.586956	29.619112	7.37%	256
2013	20.338306	27.586956	35.64%	256
2012	17.420759	20.338306	16.75%	256
2011	19.344482	17.420759	-9.94%	269
2010	15.505937	19.344482	24.76%	684
2009	11.029250	15.505937	40.59%	593
2008	17.418461	11.029250	-36.68%	764
2007	17.410213	17.418461	0.05%	761
2006	15.468830	17.410213	12.55%	1,315
2005	14.719656	15.468830	5.09%	1,320

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.137710	15.206461	0.45%	0
2013	13.425066	15.137710	12.76%	0
2012	12.388328	13.425066	8.37%	0
2011	13.045088	12.388328	-5.03%	110
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.401848	26.315604	3.60%	0
2013	18.317486	25.401848	38.68%	0
2012	16.059555	18.317486	14.06%	0
2011	16.204179	16.059555	-0.89%	0
2010	13.067466	16.204179	24.00%	0
2009	10.605545	13.067466	23.21%	0
2008	15.577431	10.605545	-31.92%	0
2007	15.912110	15.577431	-2.10%	0
2006	14.111912	15.912110	12.76%	0
2005	13.353067	14.111912	5.68%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.872373	18.864617	11.81%	0
2013	12.743781	16.872373	32.40%	0
2012	11.548776	12.743781	10.35%	0
2011	11.613669	11.548776	-0.56%	0
2010	10.263768	11.613669	13.15%	0
2009	7.786418	10.263768	31.82%	0
2008	12.049015	7.786418	-35.38%	0
2007	11.344072	12.049015	6.21%	0
2006	10.540712	11.344072	7.62%	0
2005	10.322149	10.540712	2.12%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.475176	20.651524	11.78%	0
2013	14.199209	18.475176	30.11%	0
2012	12.449346	14.199209	14.06%	0
2011	12.399323	12.449346	0.40%	0
2010	10.955964	12.399323	13.17%	0
2009	8.799801	10.955964	24.50%	0
2008	14.205758	8.799801	-38.05%	0
2007	13.696146	14.205758	3.72%	0
2006	12.032323	13.696146	13.83%	0
2005	11.661722	12.032323	3.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.415612	22.756096	11.46%	884
2013	15.728960	20.415612	29.80%	3,460
2012	13.822047	15.728960	13.80%	4,732
2011	13.801361	13.822047	0.15%	5,095
2010	12.226893	13.801361	12.88%	6,965
2009	9.843149	12.226893	24.22%	7,570
2008	15.935379	9.843149	-38.23%	7,840
2007	15.402330	15.935379	3.46%	13,120
2006	13.565518	15.402330	13.54%	14,096
2005	13.180175	13.565518	2.92%	14,645
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.901823	-0.98%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.813889	22.017959	0.94%	395
2013	20.739246	21.813889	5.18%	588
2012	18.411198	20.739246	12.64%	1,235
2011	17.804984	18.411198	3.40%	1,831
2010	15.795061	17.804984	12.73%	2,296
2009	10.511335	15.795061	50.27%	2,230
2008	14.432193	10.511335	-27.17%	2,559
2007	14.193582	14.432193	1.68%	3,208
2006	13.025381	14.193582	8.97%	5,960
2005	12.922959	13.025381	0.79%	5,301
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.902337	12.546046	-2.76%	0
2013	11.275244	12.902337	14.43%	0
2012	10.398859	11.275244	8.43%	0
2011	11.166706	10.398859	-6.88%	0
2010	10.026656	11.166706	11.37%	3,886
2009	8.982568	10.026656	11.62%	5,768
2008	12.959676	8.982568	-30.69%	5,059
2007	11.994900	12.959676	8.04%	8,667
2006	10.511900	11.994900	14.11%	8,702
2005	10.488318	10.511900	0.22%	9,083
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.913874	15.255122	2.29%	0
2013	14.978289	14.913874	-0.43%	0
2012	13.852460	14.978289	8.13%	0
2011	13.743415	13.852460	0.79%	0
2010	12.852560	13.743415	6.93%	0
2009	10.828757	12.852560	18.69%	0
2008	11.851839	10.828757	-8.63%	0
2007	11.412740	11.851839	3.85%	0
2006	11.118322	11.412740	2.65%	0
2005	11.136964	11.118322	-0.17%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.645351	14.939993	2.01%	0
2013	14.750127	14.645351	-0.71%	2,375
2012	13.675814	14.750127	7.86%	2,487
2011	13.605674	13.675814	0.52%	3,863
2010	12.749872	13.605674	6.71%	5,876
2009	10.767208	12.749872	18.41%	6,376
2008	11.818253	10.767208	-8.89%	6,854
2007	11.406746	11.818253	3.61%	13,821
2006	11.137559	11.406746	2.42%	18,203
2005	11.190525	11.137559	-0.47%	19,563
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.262428	15.896300	4.15%	0
2013	13.404875	15.262428	13.86%	0
2012	12.099170	13.404875	10.79%	0
2011	12.615953	12.099170	-4.10%	0
2010	11.215465	12.615953	12.49%	0
2009	8.826128	11.215465	27.07%	0
2008	12.582426	8.826128	-29.85%	0
2007	11.068601	12.582426	13.68%	0
2006	10.473238	11.068601	5.68%	0
2005	10.225256	10.473238	2.43%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.141862	14.708686	4.01%	403
2013	12.441476	14.141862	13.67%	414
2012	11.248640	12.441476	10.60%	426
2011	11.744517	11.248640	-4.22%	440
2010	10.457074	11.744517	12.31%	453
2009	8.240776	10.457074	26.89%	1,239
2008	11.762172	8.240776	-29.94%	1,249
2007	10.363546	11.762172	13.50%	968
2006	9.815206	10.363546	5.59%	6,368
2005	9.596395	9.815206	2.28%	6,368
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.539232	14.110173	4.22%	0
2013	11.229846	13.539232	20.56%	0
2012	9.880222	11.229846	13.66%	0
2011	10.695323	9.880222	-7.62%	0
2010	9.341475	10.695323	14.49%	0
2009	7.138310	9.341475	30.86%	0
2008	11.296394	7.138310	-36.81%	0
2007	9.643354	11.296394	17.14%	0
2006	9.157644	9.643354	5.30%	0
2005	8.952583	9.157644	2.29%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.315552	12.811002	4.02%	659
2013	10.235819	12.315552	20.32%	659
2012	9.023034	10.235819	13.44%	659
2011	9.787843	9.023034	-7.81%	659
2010	8.560090	9.787843	14.34%	659
2009	6.559949	8.560090	30.49%	659
2008	10.391525	6.559949	-36.87%	659
2007	8.891275	10.391525	16.87%	659
2006	8.453308	8.891275	5.18%	1,008
2005	8.282073	8.453308	2.07%	1,008
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.431850	16.742761	8.49%	0
2013	13.103746	15.431850	17.77%	0
2012	11.567370	13.103746	13.28%	0
2011	12.198135	11.567370	-5.17%	0
2010	10.490404	12.198135	16.28%	0
2009	7.693648	10.490404	36.35%	0
2008	11.832847	7.693648	-34.98%	0
2007	11.026661	11.832847	7.31%	0
2006	10.021945	11.026661	10.03%	0
2005	9.628846	10.021945	4.08%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.792318	17.122590	8.42%	376
2013	13.434170	15.792318	17.55%	565
2012	11.872693	13.434170	13.15%	565
2011	12.526275	11.872693	-5.22%	565
2010	10.793863	12.526275	16.05%	565
2009	7.918189	10.793863	36.32%	565
2008	12.201421	7.918189	-35.10%	565
2007	11.388856	12.201421	7.13%	565
2006	10.364188	11.388856	9.89%	642
2005	9.965494	10.364188	4.00%	642
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.912932	15.203646	9.28%	0
2013	10.201265	13.912932	36.38%	0
2012	8.443046	10.201265	20.82%	0
2011	8.803372	8.443046	-4.09%	0
2010	7.566030	8.803372	16.35%	0
2009	5.648633	7.566030	33.94%	0
2008	9.746094	5.648633	-42.04%	0
2007	9.249681	9.746094	5.37%	0
2006	8.233251	9.249681	12.35%	0
2005	6.905260	8.233251	19.23%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.629086	14.863201	9.06%	0
2013	10.003036	13.629086	36.25%	0
2012	8.303240	10.003036	20.47%	0
2011	8.665010	8.303240	-4.18%	0
2010	7.452102	8.665010	16.28%	741
2009	5.568779	7.452102	33.82%	4,963
2008	9.634474	5.568779	-42.20%	4,963
2007	9.160524	9.634474	5.17%	6,950
2006	8.166717	9.160524	12.17%	6,989
2005	6.866697	8.166717	18.93%	3,008
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.716534	16.827900	7.07%	8,046
2013	12.457956	15.716534	26.16%	8,315
2012	10.787534	12.457956	15.48%	8,315
2011	10.852728	10.787534	-0.60%	8,315
2010	9.568579	10.852728	13.42%	8,518
2009	7.466952	9.568579	28.15%	8,518
2008	13.224553	7.466952	-43.54%	8,518
2007	13.232618	13.224553	-0.06%	8,518
2006	11.181512	13.232618	18.34%	8,518
2005	10.727863	11.181512	4.23%	8,721
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.778066	17.936851	6.91%	1,105
2013	13.318602	16.778066	25.97%	5,516
2012	11.545847	13.318602	15.35%	5,721
2011	11.639158	11.545847	-0.80%	7,167
2010	10.277225	11.639158	13.25%	13,024
2009	8.029056	10.277225	28.00%	22,595
2008	14.246847	8.029056	-43.64%	24,054
2007	14.275958	14.246847	-0.20%	37,650
2006	12.078310	14.275958	18.19%	40,295
2005	11.608850	12.078310	4.04%	40,587
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.502804	15.777020	8.79%	0
2013	11.026602	14.502804	31.53%	0
2012	9.450223	11.026602	16.68%	0
2011	9.440331	9.450223	0.10%	0
2010	8.354202	9.440331	13.00%	0
2009	6.666468	8.354202	25.32%	0
2008	11.618276	6.666468	-42.62%	0
2007	10.526838	11.618276	10.37%	1,359
2006	9.451564	10.526838	11.38%	1,359
2005	8.918852	9.451564	5.97%	1,359

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.612417	15.873355	8.63%	1,778
2013	11.127534	14.612417	31.32%	1,984
2012	9.549152	11.127534	16.53%	2,430
2011	9.559452	9.549152	-0.11%	2,740
2010	8.468109	9.559452	12.89%	3,397
2009	6.765078	8.468109	25.17%	4,778
2008	11.815117	6.765078	-42.74%	5,168
2007	10.718871	11.815117	10.23%	10,851
2006	9.637204	10.718871	11.22%	12,740
2005	9.104819	9.637204	5.85%	12,806
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.211306	14.476418	9.58%	135
2013	9.842323	13.211306	34.23%	135
2012	8.719218	9.842323	12.88%	135
2011	8.834759	8.719218	-1.31%	135
2010	7.226253	8.834759	22.26%	135
2009	5.721961	7.226253	26.29%	135
2008	11.003953	5.721961	-48.00%	135
2007	8.801655	11.003953	25.02%	135
2006	8.367510	8.801655	5.19%	135
2005	8.034459	8.367510	4.15%	135
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.115647	11.066851	9.40%	3,781
2013	7.547339	10.115647	34.03%	4,261
2012	6.694460	7.547339	12.74%	4,517
2011	6.794959	6.694460	-1.48%	4,517
2010	5.566571	6.794959	22.07%	4,622
2009	4.414068	5.566571	26.11%	6,001
2008	8.500698	4.414068	-48.07%	6,159
2007	6.810709	8.500698	24.81%	24,933
2006	6.484457	6.810709	5.03%	23,029
2005	6.236424	6.484457	3.98%	29,513
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.977227	13.922570	-0.39%	5,494
2013	13.396004	13.977227	4.34%	5,678
2012	11.903731	13.396004	12.54%	5,678
2011	11.622186	11.903731	2.42%	5,678
2010	10.364129	11.622186	12.14%	5,817
2009	7.314592	10.364129	41.69%	5,817
2008	9.904753	7.314592	-26.15%	5,817
2007	9.791165	9.904753	1.16%	5,817
2006	8.935962	9.791165	9.57%	5,817
2005	8.843931	8.935962	1.04%	5,955

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.862649	14.779587	-0.56%	0
2013	14.268296	14.862649	4.17%	268
2012	12.703834	14.268296	12.31%	1,214
2011	12.428479	12.703834	2.22%	1,938
2010	11.094378	12.428479	12.03%	2,739
2009	7.846954	11.094378	41.38%	3,026
2008	10.636645	7.846954	-26.23%	3,884
2007	10.526400	10.636645	1.05%	5,509
2006	9.620235	10.526400	9.42%	5,797
2005	9.540782	9.620235	0.83%	5,804
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	20.438473	22.875524	11.92%	1,450
2013	15.682494	20.438473	30.33%	1,471
2012	13.728759	15.682494	14.23%	1,462
2011	13.651991	13.728759	0.56%	1,467
2010	12.043410	13.651991	13.36%	1,496
2009	9.652436	12.043410	24.77%	1,500
2008	15.546704	9.652436	-37.91%	1,910
2007	14.962815	15.546704	3.90%	2,718
2006	13.118871	14.962815	14.06%	3,592
2005	12.698760	13.118871	3.31%	8,031
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	18.974390	19.789019	4.29%	0
2013	19.602028	18.974390	-3.20%	0
2012	18.783255	19.602028	4.36%	0
2011	17.756618	18.783255	5.78%	0
2010	16.713382	17.756618	6.24%	0
2009	14.655015	16.713382	14.05%	0
2008	15.370088	14.655015	-4.65%	0
2007	14.947657	15.370088	2.83%	0
2006	14.534850	14.947657	2.84%	0
2005	14.431813	14.534850	0.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	51.534715	53.934396	4.66%	2,168
2013	38.432784	51.534715	34.09%	2,230
2012	33.986417	38.432784	13.08%	2,230
2011	38.625003	33.986417	-12.01%	2,590
2010	30.452113	38.625003	26.84%	2,653
2009	22.069112	30.452113	37.99%	2,653
2008	37.020700	22.069112	-40.39%	2,653
2007	32.530377	37.020700	13.80%	2,653
2006	29.316635	32.530377	10.96%	2,653
2005	25.165453	29.316635	16.50%	2,716

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.758694	33.185999	4.49%	2,278
2013	23.718157	31.758694	33.90%	5,246
2012	21.008550	23.718157	12.90%	5,389
2011	23.912219	21.008550	-12.14%	9,118
2010	18.871798	23.912219	26.71%	13,511
2009	13.702429	18.871798	37.73%	20,625
2008	23.023036	13.702429	-40.48%	21,964
2007	20.256590	23.023036	13.66%	29,279
2006	18.285819	20.256590	10.78%	32,873
2005	15.721609	18.285819	16.31%	36,497
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	12.065382	11.891625	-1.44%	0
2013	12.239351	12.065382	-1.42%	0
2012	12.403060	12.239351	-1.32%	0
2011	12.571318	12.403060	-1.34%	0
2010	12.725363	12.571318	-1.21%	0
2009	12.820175	12.725363	-0.74%	0
2008	12.626422	12.820175	1.53%	0
2007	12.182153	12.626422	3.65%	619
2006	11.784544	12.182153	3.37%	619
2005	11.604286	11.784544	1.55%	619
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.073189	13.642324	-9.49%	2,864
2013	11.731282	15.073189	28.49%	2,960
2012	9.875667	11.731282	18.79%	2,960
2011	12.106477	9.875667	-18.43%	2,960
2010	10.871920	12.106477	11.36%	3,032
2009	8.725138	10.871920	24.60%	3,032
2008	15.772298	8.725138	-44.68%	3,032
2007	13.655871	15.772298	15.50%	3,517
2006	11.747842	13.655871	16.24%	3,516
2005	10.019330	11.747842	17.25%	3,589
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.911941	10.765216	-9.63%	0
2013	9.285896	11.911941	28.28%	0
2012	7.827671	9.285896	18.63%	0
2011	9.608852	7.827671	-18.54%	0
2010	8.641488	9.608852	11.19%	0
2009	6.947087	8.641488	24.39%	0
2008	12.579366	6.947087	-44.77%	0
2007	10.905690	12.579366	15.35%	0
2006	9.395816	10.905690	16.07%	0
2005	8.026125	9.395816	17.07%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	17.063322	18.717056	9.69%	0
2013	13.087873	17.063322	30.38%	0
2012	10.993956	13.087873	19.05%	0
2011	11.447255	10.993956	-3.96%	0
2010	9.866063	11.447255	16.03%	0
2009	7.033100	9.866063	40.28%	0
2008	13.347423	7.033100	-47.31%	0
2007	13.280180	13.347423	0.51%	0
2006	11.762792	13.280180	12.90%	0
2005	11.250986	11.762792	4.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.741882	18.331538	9.50%	795
2013	12.852097	16.741882	30.27%	792
2012	10.818505	12.852097	18.80%	798
2011	11.279478	10.818505	-4.09%	832
2010	9.739371	11.279478	15.81%	817
2009	6.954494	9.739371	40.04%	817
2008	13.215969	6.954494	-47.38%	847
2007	13.166512	13.215969	0.38%	777
2006	11.677200	13.166512	12.75%	737
2005	11.195070	11.677200	4.31%	739
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.397619	23.550040	5.15%	0
2013	17.422653	22.397619	28.55%	0
2012	13.909830	17.422653	25.25%	0
2011	15.484215	13.909830	-10.17%	0
2010	12.424900	15.484215	24.62%	0
2009	8.010144	12.424900	55.11%	0
2008	16.648071	8.010144	-51.89%	0
2007	15.998493	16.648071	4.06%	0
2006	13.970393	15.998493	14.52%	0
2005	13.822247	13.970393	1.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.815552	21.849786	4.97%	1,387
2013	16.224463	20.815552	28.30%	1,497
2012	12.956945	16.224463	25.22%	1,713
2011	14.453487	12.956945	-10.35%	1,713
2010	11.608532	14.453487	24.51%	2,008
2009	7.495475	11.608532	54.87%	3,431
2008	15.613603	7.495475	-51.99%	3,760
2007	15.026941	15.613603	3.90%	4,580
2006	13.143393	15.026941	14.33%	5,161
2005	13.020250	13.143393	0.95%	6,108

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.367168	12.534961	1.36%	923
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.197274	21.697000	7.43%	0
2013	15.758606	20.197274	28.17%	0
2012	14.255346	15.758606	10.55%	0
2011	13.608239	14.255346	4.76%	0
2010	11.417489	13.608239	19.19%	0
2009	9.845468	11.417489	15.97%	0
2008	13.674967	9.845468	-28.00%	0
2007	14.220590	13.674967	-3.84%	0
2006	12.287681	14.220590	15.73%	0
2005	12.025123	12.287681	2.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.908691	16.605751	-12.18%	0
2013	15.564394	18.908691	21.49%	0
2012	13.317368	15.564394	16.87%	0
2011	15.089038	13.317368	-11.74%	0
2010	14.088671	15.089038	7.10%	0
2009	10.409045	14.088671	35.35%	0
2008	17.673269	10.409045	-41.10%	0
2007	15.489159	17.673269	14.10%	0
2006	12.914303	15.489159	19.94%	0
2005	11.861158	12.914303	8.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.523005	16.547550	6.60%	347
2013	11.267388	15.523005	37.77%	412
2012	10.082742	11.267388	11.75%	1,856
2011	10.929203	10.082742	-7.74%	1,860
2010	9.275165	10.929203	17.83%	2,727
2009	5.681862	9.275165	63.24%	3,878
2008	11.330613	5.681862	-49.85%	5,214
2007	9.857565	11.330613	14.94%	8,946
2006	9.746397	9.857565	1.14%	9,641
2005	9.187615	9.746397	6.08%	10,647

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.666234	20.069677	7.52%	322
2013	13.962680	18.666234	33.69%	3,431
2012	11.913916	13.962680	17.20%	3,548
2011	12.349186	11.913916	-3.52%	7,237
2010	10.830788	12.349186	14.02%	10,666
2009	8.558811	10.830788	26.55%	11,835
2008	13.528277	8.558811	-36.73%	13,284
2007	14.055687	13.528277	-3.75%	16,776
2006	12.290001	14.055687	14.37%	18,046
2005	11.978032	12.290001	2.60%	21,910
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.238366	16.240757	6.58%	0
2013	11.963322	15.238366	27.38%	0
2012	10.659928	11.963322	12.23%	0
2011	10.823287	10.659928	-1.51%	0
2010	10.024547	10.823287	7.97%	0
2009	7.928457	10.024547	26.44%	0
2008	11.516602	7.928457	-31.16%	0
2007	10.809598	11.516602	6.54%	0
2006*	10.000000	10.809598	8.10%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.955832	15.895454	6.28%	405
2013	11.770062	14.955832	27.07%	573
2012	10.512526	11.770062	11.96%	752
2011	10.698282	10.512526	-1.74%	781
2010	9.936576	10.698282	7.67%	1,029
2009	7.878245	9.936576	26.13%	1,099
2008	11.473122	7.878245	-31.33%	2,710
2007	10.792536	11.473122	6.31%	2,944
2006*	10.000000	10.792536	7.93%	2,944
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	22.796171	22.485792	-1.36%	0
2013	19.484475	22.796171	17.00%	0
2012	17.154878	19.484475	13.58%	118
2011	18.715437	17.154878	-8.34%	118
2010	16.864322	18.715437	10.98%	250
2009	12.684135	16.864322	32.96%	406
2008	21.648925	12.684135	-41.41%	1,420
2007	19.195864	21.648925	12.78%	1,420
2006	15.230929	19.195864	26.03%	1,344
2005	13.129999	15.230929	16.00%	1,344

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.722934	20.298811	2.92%	0
2013	15.536308	19.722934	26.95%	0
2012	14.208851	15.536308	9.34%	0
2011	15.399704	14.208851	-7.73%	0
2010	13.693609	15.399704	12.46%	0
2009	10.671102	13.693609	28.32%	0
2008	15.148630	10.671102	-29.56%	0
2007	14.032713	15.148630	7.95%	0
2006	12.799651	14.032713	9.63%	0
2005	12.068288	12.799651	6.06%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.139384	13.989544	6.47%	0
2013	9.730796	13.139384	35.03%	0
2012*	10.000000	9.730796	-2.69%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.099348	13.902362	6.13%	0
2013	9.730361	13.099348	34.62%	0
2012*	10.000000	9.730361	-2.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.808830	15.692887	-6.64%	224
2013	13.630468	16.808830	23.32%	236
2012	11.605915	13.630468	17.44%	248
2011	12.690851	11.605915	-8.55%	263
2010	11.849485	12.690851	7.10%	277
2009*	10.000000	11.849485	18.49%	288
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.443651	-5.56%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.865318	13.763878	6.98%	870
2013	9.513760	12.865318	35.23%	969
2012	8.292213	9.513760	14.73%	1,235
2011	8.966756	8.292213	-7.52%	1,235
2010	7.042006	8.966756	27.33%	6,530
2009	5.058824	7.042006	39.20%	6,010
2008	10.604939	5.058824	-52.30%	3,513
2007	9.827303	10.604939	7.91%	9,207
2006	9.747626	9.827303	0.82%	9,004
2005	9.615874	9.747626	1.37%	8,991

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.590646	19.682893	-8.84%	0
2013	15.513662	21.590646	39.17%	0
2012	13.021271	15.513662	19.14%	0
2011	14.761619	13.021271	-11.79%	0
2010	11.018532	14.761619	33.97%	343
2009	6.862576	11.018532	60.56%	343
2008	11.514054	6.862576	-40.40%	343
2007	11.427202	11.514054	0.76%	348
2006	10.267304	11.427202	11.30%	348
2005	9.918886	10.267304	3.51%	396
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.603734	22.376565	8.60%	0
2013	15.418427	20.603734	33.63%	3,671
2012	13.501458	15.418427	14.20%	3,712
2011	13.763904	13.501458	-1.91%	4,126
2010	12.557776	13.763904	9.60%	7,166
2009	10.406216	12.557776	20.68%	7,421
2008	15.700194	10.406216	-33.72%	8,358
2007	14.807978	15.700194	6.03%	8,566
2006	12.468462	14.807978	18.76%	8,005
2005	11.882937	12.468462	4.93%	6,844
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.938609	14.888759	-0.33%	1,562
2013	11.876359	14.938609	25.78%	1,562
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.088980	22.361059	11.31%	0
2013	15.481203	20.088980	29.76%	0
2012	13.726600	15.481203	12.78%	0
2011	13.860721	13.726600	-0.97%	0
2010	12.429821	13.860721	11.51%	0
2009*	10.000000	12.429821	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.003595	14.489256	3.47%	0
2013	11.525811	14.003595	21.50%	0
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
2008	10.935557	7.567959	-30.79%	755
2007	10.455243	10.935557	4.59%	755
2006*	10.000000	10.455243	4.55%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
2008	10.591896	9.407821	-11.18%	0
2007	10.437325	10.591896	1.48%	0
2006*	10.000000	10.437325	4.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.270238	15.325057	0.36%	0
2013	12.044977	15.270238	26.78%	0
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	217
2009	7.317716	10.211900	39.55%	636
2008	12.101040	7.317716	-39.53%	1,118
2007	10.737612	12.101040	12.70%	1,118
2006*	10.000000	10.737612	7.38%	1,118
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.760579	14.654992	6.50%	0
2013	10.773015	13.760579	27.73%	0
2012	9.311508	10.773015	15.70%	0
2011	9.912974	9.311508	-6.07%	0
2010	8.510393	9.912974	16.48%	0
2009	6.222418	8.510393	36.77%	0
2008	11.318398	6.222418	-45.02%	0
2007	10.264514	11.318398	10.27%	0
2006*	10.000000	10.264514	2.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.267337	13.325917	8.63%	0
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.834543	-1.65%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.406544	13.028631	5.01%	0
2013	8.770819	12.406544	41.45%	0
2012	7.617701	8.770819	15.14%	0
2011	8.749384	7.617701	-12.93%	0
2010	7.694232	8.749384	13.71%	0
2009	5.104127	7.694232	50.75%	0
2008*	10.000000	5.104127	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.849454	15.095767	9.00%	0
2013	10.127191	13.849454	36.76%	0
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	0
2010	7.931024	9.659198	21.79%	0
2009	6.118329	7.931024	29.63%	0
2008*	10.000000	6.118329	-38.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.767337	14.993639	8.91%	0
2013	10.082697	13.767337	36.54%	0
2012	9.185752	10.082697	9.76%	0
2011	9.635296	9.185752	-4.67%	0
2010	7.912626	9.635296	21.77%	0
2009	6.116424	7.912626	29.37%	0
2008*	10.000000	6.116424	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.222184	12.562584	2.79%	0
2013	10.816580	12.222184	12.99%	0
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.319480	12.695698	3.05%	0
2013	10.611392	12.319480	16.10%	0
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.012631	12.436907	3.53%	0
2013	12.426914	12.012631	-3.33%	0
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	0
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.837497	12.211688	3.16%	0
2013	12.272909	11.837497	-3.55%	0
2012	11.586894	12.272909	5.92%	0
2011	11.066542	11.586894	4.70%	0
2010	10.516530	11.066542	5.23%	0
2009	9.827005	10.516530	7.02%	0
2008*	10.000000	9.827005	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.731194	23.904956	-7.10%	81
2013	25.998277	25.731194	-1.03%	36
2012	22.550261	25.998277	15.29%	54
2011	29.561646	22.550261	-23.72%	221
2010	25.878356	29.561646	14.23%	221
2009	16.101081	25.878356	60.72%	221
2008	38.836311	16.101081	-58.54%	221
2007	27.143838	38.836311	43.08%	239
2006	20.204681	27.143838	34.34%	1,076
2005	15.492245	20.204681	30.42%	1,119
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.650507	14.067236	3.05%	3,826
2013	14.436853	13.650507	-5.45%	4,053
2012	14.215258	14.436853	1.56%	7,987
2011	13.448154	14.215258	5.70%	8,594
2010	13.023261	13.448154	3.26%	12,624
2009	12.868893	13.023261	1.20%	16,506
2008	12.122423	12.868893	6.16%	14,147
2007	11.479951	12.122423	5.60%	14,294
2006	11.271766	11.479951	1.85%	17,679
2005	11.075689	11.271766	1.77%	20,878

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.042606	8.847344	-2.16%	199
2013	7.804871	9.042606	15.86%	210
2012	6.873392	7.804871	13.55%	221
2011	7.749265	6.873392	-11.30%	234
2010	6.958402	7.749265	11.37%	246
2009	5.454411	6.958402	27.57%	257
2008*	10.000000	5.454411	-45.46%	266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.498753	19.139370	3.46%	3,881
2013	14.751455	18.498753	25.40%	6,939
2012	12.915082	14.751455	14.22%	21,294
2011	13.641011	12.915082	-5.32%	22,317
2010	12.075131	13.641011	12.97%	48,010
2009	9.632280	12.075131	25.36%	76,345
2008	15.476176	9.632280	-37.76%	86,957
2007	14.821992	15.476176	4.41%	114,175
2006	12.868730	14.821992	15.18%	123,022
2005	12.097970	12.868730	6.37%	131,354
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.573230	13.896805	2.38%	36
2013	13.138136	13.573230	3.31%	69
2012	12.675861	13.138136	3.65%	102
2011	12.495712	12.675861	1.44%	102
2010	11.973948	12.495712	4.36%	102
2009	11.138262	11.973948	7.50%	306
2008	12.026494	11.138262	-7.39%	3,340
2007	11.581202	12.026494	3.84%	13,766
2006	11.068847	11.581202	4.63%	20,148
2005	10.871753	11.068847	1.81%	20,241

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.470213	17.072373	3.66%	47,264
2013	14.329819	16.470213	14.94%	48,162
2012	13.122365	14.329819	9.20%	50,173
2011	13.320416	13.122365	-1.49%	52,338
2010	12.186334	13.320416	9.31%	82,657
2009	10.379464	12.186334	17.41%	119,009
2008	13.713167	10.379464	-24.31%	127,240
2007	13.170649	13.713167	4.12%	192,792
2006	12.001363	13.170649	9.74%	242,137
2005	11.559678	12.001363	3.82%	253,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.801170	18.412675	3.44%	23,790
2013	14.760075	17.801170	20.60%	29,065
2012	13.166062	14.760075	12.11%	37,687
2011	13.649661	13.166062	-3.54%	45,492
2010	12.274968	13.649661	11.20%	121,300
2009	10.013117	12.274968	22.59%	118,893
2008	14.809502	10.013117	-32.39%	141,191
2007	14.157836	14.809502	4.60%	173,068
2006	12.541889	14.157836	12.88%	195,519
2005	11.885345	12.541889	5.52%	192,817
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.257969	15.749397	3.22%	5,156
2013	14.011900	15.257969	8.89%	5,398
2012	13.160460	14.011900	6.47%	8,231
2011	13.083815	13.160460	0.59%	8,894
2010	12.234322	13.083815	6.94%	20,910
2009	10.836399	12.234322	12.90%	22,981
2008	12.943063	10.836399	-16.28%	43,805
2007	12.407518	12.943063	4.32%	60,301
2006	11.611541	12.407518	6.86%	78,219
2005	11.276075	11.611541	2.98%	88,461
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.054033	22.574603	7.22%	0
2013	15.627770	21.054033	34.72%	0
2012	13.361565	15.627770	16.96%	0
2011	13.867515	13.361565	-3.65%	0
2010	12.933335	13.867515	7.22%	0
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.797692	22.251073	6.99%	11,424
2013	15.484811	20.797692	34.31%	19,632
2012	13.268797	15.484811	16.70%	22,776
2011	13.808144	13.268797	-3.91%	25,289
2010	12.911549	13.808144	6.94%	32,373
2009*	10.000000	12.911549	29.12%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.332599	26.238751	7.83%	0
2013	18.557551	24.332599	31.12%	0
2012	16.030243	18.557551	15.77%	0
2011	16.690283	16.030243	-3.95%	0
2010	13.419508	16.690283	24.37%	0
2009	9.957151	13.419508	34.77%	0
2008	15.902479	9.957151	-37.39%	0
2007	15.003527	15.902479	5.99%	0
2006	13.853646	15.003527	8.30%	0
2005	12.539703	13.853646	10.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.673633	24.395203	7.59%	2,399
2013	17.323713	22.673633	30.88%	2,433
2012	14.989698	17.323713	15.57%	2,468
2011	15.628378	14.989698	-4.09%	2,468
2010	12.599268	15.628378	24.04%	4,263
2009	9.365974	12.599268	34.52%	5,395
2008	14.993980	9.365974	-37.54%	5,896
2007	14.171143	14.993980	5.81%	6,467
2006	13.102562	14.171143	8.16%	9,889
2005	11.881161	13.102562	10.28%	9,530
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.894719	9.751249	-1.45%	13,330
2013	10.040301	9.894719	-1.45%	13,940
2012	10.188426	10.040301	-1.45%	14,393
2011	10.337909	10.188426	-1.45%	19,204
2010	10.490001	10.337909	-1.45%	21,266
2009	10.639879	10.490001	-1.41%	20,648
2008	10.579164	10.639879	0.57%	22,911
2007	10.244680	10.579164	3.26%	26,402
2006	9.944484	10.244680	3.02%	23,042
2005	9.828176	9.944484	1.18%	22,714
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.038913	10.731756	-2.78%	0
2013	9.251361	11.038913	19.32%	0
2012	8.126525	9.251361	13.84%	0
2011	9.123927	8.126525	-10.93%	0
2010	8.135019	9.123927	12.16%	0
2009	6.064844	8.135019	34.13%	0
2008*	10.000000	6.064844	-39.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.017150	-9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.000681	-9.99%	295

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.198455	14.327086	8.55%	0
2013	9.963682	13.198455	32.47%	0
2012	8.705529	9.963682	14.45%	0
2011	9.128428	8.705529	-4.63%	0
2010	8.029459	9.128428	13.69%	0
2009	6.298763	8.029459	27.48%	0
2008*	10.000000	6.298763	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	702
2012	8.117705	9.407007	15.88%	1,275
2011	8.771301	8.117705	-7.45%	1,529
2010	7.894107	8.771301	11.11%	4,688
2009	6.286901	7.894107	25.56%	8,056
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.043276	14.354444	2.22%	0
2013	10.280814	14.043276	36.60%	0
2012	9.099807	10.280814	12.98%	0
2011	9.663566	9.099807	-5.83%	0
2010	7.753436	9.663566	24.64%	0
2009	6.209196	7.753436	24.87%	0
2008*	10.000000	6.209196	-37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.971705	17.265856	15.32%	0
2013	11.197061	14.971705	33.71%	0
2012	9.765885	11.197061	14.65%	0
2011	10.144778	9.765885	-3.73%	0
2010	8.604649	10.144778	17.90%	0
2009	6.692181	8.604649	28.58%	0
2008*	10.000000	6.692181	-33.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.393622	15.555470	1.05%	0
2013	10.850968	15.393622	41.86%	0
2012	9.736237	10.850968	11.45%	0
2011	9.965012	9.736237	-2.30%	0
2010	8.082450	9.965012	23.29%	0
2009	6.448305	8.082450	25.34%	385
2008	12.238914	6.448305	-47.31%	538
2007	11.342406	12.238914	7.90%	538
2006	11.175233	11.342406	1.50%	252
2005	10.525005	11.175233	6.18%	252

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	23.508037	24.793992	5.47%	0
2013	16.989785	23.508037	38.37%	0
2012	14.313818	16.989785	18.69%	0
2011	15.299779	14.313818	-6.44%	0
2010	12.262351	15.299779	24.77%	0
2009	9.858399	12.262351	24.38%	0
2008	14.744327	9.858399	-33.14%	0
2007	16.070450	14.744327	-8.25%	0
2006	13.902063	16.070450	15.60%	0
2005	13.685461	13.902063	1.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	21.235287	22.343157	5.22%	155
2013	15.388488	21.235287	37.99%	195
2012	12.979865	15.388488	18.56%	235
2011	13.930122	12.979865	-6.82%	235
2010	11.176104	13.930122	24.64%	235
2009	9.010434	11.176104	24.04%	601
2008	13.505560	9.010434	-33.28%	761
2007	14.773380	13.505560	-8.58%	800
2006	12.801501	14.773380	15.40%	534
2005	12.637809	12.801501	1.30%	633
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	24.189088	24.032635	-0.65%	0
2013	17.419166	24.189088	38.86%	0
2012	15.303593	17.419166	13.82%	0
2011	16.442343	15.303593	-6.93%	0
2010	13.313210	16.442343	23.50%	0
2009	10.028870	13.313210	32.75%	0
2008	16.464219	10.028870	-39.09%	0
2007	16.359017	16.464219	0.64%	0
2006	14.815504	16.359017	10.42%	0
2005	13.384267	14.815504	10.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.113865	23.896319	-0.90%	104
2013	17.408971	24.113865	38.51%	104
2012	15.331257	17.408971	13.55%	104
2011	16.514752	15.331257	-7.17%	1,351
2010	13.408247	16.514752	23.17%	1,466
2009	10.120927	13.408247	32.48%	1,595
2008	16.659960	10.120927	-39.25%	1,630
2007	16.592091	16.659960	0.41%	2,049
2006	15.065091	16.592091	10.14%	3,117
2005	13.647527	15.065091	10.39%	3,534

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.879449	14.192525	10.20%	0
2013	9.992256	12.879449	28.89%	0
2012	8.906327	9.992256	12.19%	0
2011	9.003057	8.906327	-1.07%	0
2010	8.068513	9.003057	11.58%	196
2009	6.520750	8.068513	23.74%	196
2008	11.332444	6.520750	-42.46%	0
2007	10.658747	11.332444	6.32%	0
2006*	10.000000	10.658747	6.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.069837	14.030150	26.74%	0
2013	10.937391	11.069837	1.21%	0
2012	9.602457	10.937391	13.90%	40
2011	9.179933	9.602457	4.60%	40
2010	7.175168	9.179933	27.94%	85
2009	5.578528	7.175168	28.62%	112
2008*	10.000000	5.578528	-44.21%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.281870	14.738512	-9.48%	0
2013	13.756990	16.281870	18.35%	0
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	0
2010	12.908002	13.528212	4.80%	0
2009*	10.000000	12.908002	29.08%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.704398	20.346904	8.78%	0
2013	13.792890	18.704398	35.61%	0
2012	12.611608	13.792890	9.37%	0
2011	13.203521	12.611608	-4.48%	167
2010	10.905237	13.203521	21.08%	0
2009	8.419686	10.905237	29.52%	1,443
2008	14.108638	8.419686	-40.32%	2,409
2007	13.304427	14.108638	6.04%	2,250
2006	11.872740	13.304427	12.06%	1,443
2005	11.273853	11.872740	5.31%	4,316

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	22.505774	22.687832	0.81%	0
2013	17.938356	22.505774	25.46%	0
2012	15.010822	17.938356	19.50%	0
2011	16.608150	15.010822	-9.62%	0
2010	14.532251	16.608150	14.28%	0
2009	10.550099	14.532251	37.75%	0
2008	17.898879	10.550099	-41.06%	0
2007	17.084103	17.898879	4.77%	0
2006	14.728912	17.084103	15.99%	0
2005	13.074313	14.728912	12.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.853628	21.979548	0.58%	369
2013	17.461903	21.853628	25.15%	393
2012	14.650098	17.461903	19.19%	466
2011	16.250989	14.650098	-9.85%	486
2010	14.251927	16.250989	14.03%	519
2009	10.377572	14.251927	37.33%	519
2008	17.648212	10.377572	-41.20%	707
2007	16.882635	17.648212	4.53%	820
2006	14.595943	16.882635	15.67%	821
2005	12.984436	14.595943	12.41%	1,061
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.992316	10.126965	1.35%	0
2013	10.152770	9.992316	-1.58%	0
2012*	10.000000	10.152770	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.995037	18.175949	1.01%	262
2013	18.327070	17.995037	-1.81%	1,242
2012	16.436114	18.327070	11.50%	3,181
2011	16.569768	16.436114	-0.81%	3,654
2010	14.649408	16.569768	13.11%	8,814
2009	12.553954	14.649408	16.69%	9,134
2008	14.896475	12.553954	-15.73%	12,831
2007	13.798750	14.896475	7.96%	17,209
2006	13.056746	13.798750	5.68%	20,481
2005	12.927843	13.056746	1.00%	22,928
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.024835	-9.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.815379	18.295093	8.80%	3,508
2013	12.981488	16.815379	29.53%	7,437
2012	11.296631	12.981488	14.91%	7,600
2011	11.498661	11.296631	-1.76%	8,228
2010	10.073530	11.498661	14.15%	12,278
2009	7.986111	10.073530	26.14%	8,601
2008	13.203937	7.986111	-39.52%	9,662
2007	12.865175	13.203937	2.63%	14,111
2006	11.375146	12.865175	13.10%	23,910
2005	10.915408	11.375146	4.21%	26,066
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	26.183165	28.882791	10.31%	0
2013	18.840539	26.183165	38.97%	0
2012	16.203775	18.840539	16.27%	0
2011	16.813692	16.203775	-3.63%	0
2010	13.824970	16.813692	21.62%	0
2009	10.225119	13.824970	35.21%	0
2008	16.689322	10.225119	-38.73%	0
2007	17.143649	16.689322	-2.65%	0
2006	15.126551	17.143649	13.33%	0
2005	13.963165	15.126551	8.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.981036	16.484476	10.04%	0
2013	10.809982	14.981036	38.59%	0
2012	9.322159	10.809982	15.96%	0
2011	9.689944	9.322159	-3.80%	0
2010	7.990181	9.689944	21.27%	0
2009	5.923133	7.990181	34.90%	0
2008	9.694852	5.923133	-38.90%	0
2007	9.977176	9.694852	-2.83%	0
2006*	10.000000	9.977176	-0.23%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	0
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.566363	11.483946	-0.71%	0
2013	11.763864	11.566363	-1.68%	0
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	120
2010	10.939212	11.339656	3.66%	0
2009*	10.000000	10.939212	9.39%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.995495	20.729267	9.13%	0
2013	14.206399	18.995495	33.71%	0
2012	12.100246	14.206399	17.41%	0
2011	12.875530	12.100246	-6.02%	0
2010	11.422541	12.875530	12.72%	0
2009	8.928755	11.422541	27.93%	267
2008	14.779624	8.928755	-39.59%	267
2007	15.962242	14.779624	-7.41%	296
2006	13.973162	15.962242	14.24%	392
2005	13.473727	13.973162	3.71%	344
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.964361	14.666525	-8.13%	0
2013	12.648588	15.964361	26.21%	0
2012	10.527809	12.648588	20.14%	0
2011	12.860293	10.527809	-18.14%	0
2010	11.860271	12.860293	8.43%	0
2009	9.656126	11.860271	22.83%	0
2008	17.482040	9.656126	-44.77%	0
2007	16.370924	17.482040	6.79%	0
2006	13.005920	16.370924	25.87%	0
2005	11.762037	13.005920	10.58%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.417574	21.831829	1.93%	0
2013	15.566888	21.417574	37.58%	0
2012	13.445230	15.566888	15.78%	0
2011	14.319484	13.445230	-6.11%	0
2010	11.533242	14.319484	24.16%	0
2009	8.897391	11.533242	29.62%	0
2008	14.889131	8.897391	-40.24%	0
2007	17.311379	14.889131	-13.99%	0
2006	14.975405	17.311379	15.60%	0
2005	14.196804	14.975405	5.48%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.110945	19.583389	8.13%	0
2013	12.786377	18.110945	41.64%	0
2012	11.358796	12.786377	12.57%	0
2011	14.029798	11.358796	-19.04%	0
2010	11.785010	14.029798	19.05%	309
2009	7.296301	11.785010	61.52%	331
2008	11.758077	7.296301	-37.95%	361
2007	11.307792	11.758077	3.98%	5,836
2006	10.882206	11.307792	3.91%	6,330
2005	10.447126	10.882206	4.16%	6,685
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.339666	13.080757	6.01%	0
2013	12.594289	12.339666	-2.02%	0
2012	11.704079	12.594289	7.61%	0
2011	11.267019	11.704079	3.88%	0
2010	10.698980	11.267019	5.31%	0
2009	9.925335	10.698980	7.79%	665
2008	11.247361	9.925335	-11.75%	1,576
2007	10.847690	11.247361	3.68%	2,524
2006	10.628384	10.847690	2.06%	2,553
2005	10.376142	10.628384	2.43%	2,611
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.594781	8.446390	-20.28%	600
2013	9.726121	10.594781	8.93%	600
2012*	10.000000	9.726121	-2.74%	600
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	0
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.273606	18.595211	7.65%	279
2013	13.029355	17.273606	32.57%	273
2012	11.282588	13.029355	15.48%	266
2011	10.798537	11.282588	4.48%	257
2010	9.718959	10.798537	11.11%	248
2009	8.198623	9.718959	18.54%	170
2008	14.035275	8.198623	-41.59%	228
2007	13.589690	14.035275	3.28%	170
2006	11.793104	13.589690	15.23%	148
2005	11.446111	11.793104	3.03%	123
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.559582	16.178688	-7.86%	0
2013	14.525373	17.559582	20.89%	0
2012	12.914015	14.525373	12.48%	0
2011	16.273747	12.914015	-20.65%	0
2010	15.840344	16.273747	2.74%	0
2009	11.969181	15.840344	32.34%	0
2008	26.011571	11.969181	-53.99%	0
2007	25.013530	26.011571	3.99%	1,873
2006	18.793293	25.013530	33.10%	1,873
2005	16.373644	18.793293	14.78%	1,873
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.153308	16.991758	12.13%	213
2013	11.229263	15.153308	34.94%	206
2012	9.817769	11.229263	14.38%	198
2011	10.304200	9.817769	-5.19%	188
2010	9.524611	10.304200	8.18%	178
2009	7.052691	9.524611	35.05%	411
2008	11.898288	7.052691	-40.73%	411
2007	10.632882	11.898288	11.90%	411
2006	10.864032	10.632882	-2.13%	402
2005	9.603519	10.864032	13.13%	394
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	27.421113	29.426117	7.31%	254
2013	20.226298	27.421113	35.57%	331
2012	17.333634	20.226298	16.69%	332
2011	19.257497	17.333634	-9.99%	708
2010	15.444037	19.257497	24.69%	2,730
2009	10.990801	15.444037	40.52%	2,663
2008	17.366588	10.990801	-36.71%	2,661
2007	17.367221	17.366588	0.00%	2,593
2006	15.438435	17.367221	12.49%	2,576
2005	14.698176	15.438435	5.04%	2,179

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.101908	15.162806	0.40%	925
2013	13.400106	15.101908	12.70%	925
2012	12.371587	13.400106	8.31%	925
2011	13.034055	12.371587	-5.08%	0
2010	12.055694	13.034055	8.12%	0
2009*	10.000000	12.055694	20.56%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.252999	26.148135	3.54%	0
2013	18.219394	25.252999	38.61%	0
2012	15.981683	18.219394	14.00%	0
2011	16.133767	15.981683	-0.94%	0
2010	13.017274	16.133767	23.94%	1,147
2009	10.570174	13.017274	23.15%	1,279
2008	15.533380	10.570174	-31.95%	1,276
2007	15.875220	15.533380	-2.15%	1,234
2006	14.086326	15.875220	12.70%	1,159
2005	13.335596	14.086326	5.63%	1,186
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.773491	18.744552	11.75%	0
2013	12.675525	16.773491	32.33%	0
2012	11.492762	12.675525	10.29%	0
2011	11.563207	11.492762	-0.61%	0
2010	10.224351	11.563207	13.09%	0
2009	7.760454	10.224351	31.75%	0
2008	12.014955	7.760454	-35.41%	0
2007	11.317771	12.014955	6.16%	0
2006	10.521596	11.317771	7.57%	0
2005	10.308647	10.521596	2.07%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.366946	20.520121	11.72%	1,674
2013	14.123195	18.366946	30.05%	1,674
2012	12.389009	14.123195	14.00%	2,291
2011	12.345481	12.389009	0.35%	2,291
2010	10.913922	12.345481	13.12%	2,291
2009	8.770479	10.913922	24.44%	2,291
2008	14.165634	8.770479	-38.09%	2,533
2007	13.664424	14.165634	3.67%	2,533
2006	12.010515	13.664424	13.77%	2,533
2005	11.646482	12.010515	3.13%	2,533

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.305359	22.621725	11.41%	0
2013	15.651958	20.305359	29.73%	0
2012	13.761372	15.651958	13.74%	0
2011	13.747726	13.761372	0.10%	0
2010	12.185553	13.747726	12.82%	0
2009	9.814854	12.185553	24.15%	2,062
2008	15.897665	9.814854	-38.26%	2,062
2007	15.373721	15.897665	3.41%	2,732
2006	13.547185	15.373721	13.48%	2,755
2005	13.169022	13.547185	2.87%	2,780
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.898447	-1.02%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.682823	21.874559	0.88%	1,175
2013	20.625102	21.682823	5.13%	1,199
2012	18.319189	20.625102	12.59%	1,223
2011	17.724969	18.319189	3.35%	2,782
2010	15.732062	17.724969	12.67%	1,298
2009	10.474723	15.732062	50.19%	1,324
2008	14.389234	10.474723	-27.20%	1,353
2007	14.158543	14.389234	1.63%	2,217
2006	12.999797	14.158543	8.91%	3,637
2005	12.904113	12.999797	0.74%	3,322
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.826125	12.465614	-2.81%	0
2013	11.214340	12.826125	14.37%	0
2012	10.347949	11.214340	8.37%	0
2011	11.117667	10.347949	-6.92%	0
2010	9.987686	11.117667	11.31%	0
2009	8.952206	9.987686	11.57%	0
2008	12.922437	8.952206	-30.72%	1
2007	11.966540	12.922437	7.99%	10
2006	10.492356	11.966540	14.05%	10
2005	10.474120	10.492356	0.17%	10
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.826522	15.158086	2.24%	3,452
2013	14.898115	14.826522	-0.48%	5,354
2012	13.785332	14.898115	8.07%	3,041
2011	13.683731	13.785332	0.74%	2,963
2010	12.803232	13.683731	6.88%	4,305
2009	10.792670	12.803232	18.63%	4,016
2008	11.818336	10.792670	-8.68%	4,018
2007	11.386280	11.818336	3.79%	5,466
2006	11.098159	11.386280	2.60%	5,177
2005	11.122397	11.098159	-0.22%	4,697

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.558855	14.844231	1.96%	2,379
2013	14.670458	14.558855	-0.76%	2,597
2012	13.608868	14.670458	7.80%	3,108
2011	13.545933	13.608868	0.46%	5,327
2010	12.700328	13.545933	6.66%	5,093
2009	10.730806	12.700328	18.35%	5,424
2008	11.784270	10.730806	-8.94%	5,493
2007	11.379766	11.784270	3.55%	3,287
2006	11.116837	11.379766	2.37%	3,286
2005	11.175360	11.116837	-0.52%	1,975
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.149234	15.770398	4.10%	0
2013	13.312222	15.149234	13.80%	0
2012	12.021656	13.312222	10.74%	0
2011	12.541477	12.021656	-4.14%	0
2010	11.154917	12.541477	12.43%	0
2009	8.782928	11.154917	27.01%	0
2008	12.527214	8.782928	-29.89%	0
2007	11.025659	12.527214	13.62%	468
2006	10.437888	11.025659	5.63%	468
2005	10.195898	10.437888	2.37%	468
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	14.044127	14.599614	3.96%	0
2013	12.361766	14.044127	13.61%	1,848
2012	11.182253	12.361766	10.55%	1,848
2011	11.681111	11.182253	-4.27%	1,848
2010	10.405895	11.681111	12.25%	2,481
2009	8.204605	10.405895	26.83%	2,517
2008	11.716504	8.204605	-29.97%	5,683
2007	10.328573	11.716504	13.44%	5,766
2006	9.787032	10.328573	5.53%	5,803
2005	9.573697	9.787032	2.23%	5,829
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.438805	13.998415	4.16%	0
2013	11.152208	13.438805	20.50%	0
2012	9.816907	11.152208	13.60%	0
2011	10.632162	9.816907	-7.67%	0
2010	9.291017	10.632162	14.43%	0
2009	7.103363	9.291017	30.80%	0
2008	11.246821	7.103363	-36.84%	0
2007	9.605931	11.246821	17.08%	457
2006	9.126726	9.605931	5.25%	457
2005	8.926886	9.126726	2.24%	457

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.230454	12.716027	3.97%	0
2013	10.170246	12.230454	20.26%	0
2012	8.969793	10.170246	13.38%	0
2011	9.735013	8.969793	-7.86%	0
2010	8.518207	9.735013	14.28%	1,394
2009	6.531153	8.518207	30.42%	1,472
2008	10.351169	6.531153	-36.90%	2,631
2007	8.861262	10.351169	16.81%	2,814
2006	8.429044	8.861262	5.13%	5,561
2005	8.262477	8.429044	2.02%	5,711
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.317430	16.610188	8.44%	0
2013	13.013183	15.317430	17.71%	0
2012	11.493279	13.013183	13.22%	0
2011	12.126145	11.493279	-5.22%	0
2010	10.433793	12.126145	16.22%	0
2009	7.656022	10.433793	36.28%	0
2008	11.780964	7.656022	-35.01%	0
2007	10.983914	11.780964	7.26%	506
2006	9.988146	10.983914	9.97%	2,529
2005	9.601236	9.988146	4.03%	2,529
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.683141	16.995583	8.37%	0
2013	13.348048	15.683141	17.49%	1,443
2012	11.802572	13.348048	13.09%	1,443
2011	12.458592	11.802572	-5.27%	1,443
2010	10.740987	12.458592	15.99%	3,043
2009	7.883407	10.740987	36.25%	3,113
2008	12.154006	7.883407	-35.14%	5,045
2007	11.350384	12.154006	7.08%	5,207
2006	10.334418	11.350384	9.83%	7,045
2005	9.941902	10.334418	3.95%	7,699
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.819730	15.094144	9.22%	0
2013	10.138065	13.819730	36.32%	0
2012	8.394996	10.138065	20.76%	0
2011	8.757710	8.394996	-4.14%	0
2010	7.530611	8.757710	16.29%	0
2009	5.625038	7.530611	33.88%	0
2008	9.710320	5.625038	-42.07%	0
2007	9.220429	9.710320	5.31%	0
2006	8.211366	9.220429	12.29%	0
2005	6.890385	8.211366	19.17%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.537766	14.756128	9.00%	1,716
2013	9.941055	13.537766	36.18%	1,716
2012	8.255976	9.941055	20.41%	1,716
2011	8.620047	8.255976	-4.22%	2,111
2010	7.417178	8.620047	16.22%	2,196
2009	5.545493	7.417178	33.75%	2,350
2008	9.599069	5.545493	-42.23%	4,200
2007	9.131524	9.599069	5.12%	4,361
2006	8.144985	9.131524	12.11%	4,361
2005	6.851896	8.144985	18.87%	4,361
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.599982	16.694633	7.02%	2,437
2013	12.371836	15.599982	26.09%	4,021
2012	10.718410	12.371836	15.43%	4,053
2011	10.788643	10.718410	-0.65%	4,216
2010	9.516911	10.788643	13.36%	5,581
2009	7.430400	9.516911	28.08%	5,437
2008	13.166511	7.430400	-43.57%	5,332
2007	13.181263	13.166511	-0.11%	5,501
2006	11.143747	13.181263	18.28%	5,516
2005	10.697035	11.143747	4.18%	5,602
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.662143	17.803893	6.85%	1,670
2013	13.233298	16.662143	25.91%	3,278
2012	11.477738	13.233298	15.30%	3,278
2011	11.576360	11.477738	-0.85%	4,594
2010	10.226951	11.576360	13.19%	8,434
2009	7.993837	10.226951	27.94%	9,486
2008	14.191578	7.993837	-43.67%	12,347
2007	14.227828	14.191578	-0.25%	20,502
2006	12.043675	14.227828	18.14%	22,681
2005	11.581408	12.043675	3.99%	24,417
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.395291	15.652120	8.73%	0
2013	10.950420	14.395291	31.46%	0
2012	9.389709	10.950420	16.62%	0
2011	9.384634	9.389709	0.05%	0
2010	8.309121	9.384634	12.94%	0
2009	6.633866	8.309121	25.25%	0
2008	11.567354	6.633866	-42.65%	0
2007	10.486046	11.567354	10.31%	0
2006	9.419699	10.486046	11.32%	799
2005	8.893267	9.419699	5.92%	799

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.511388	15.755615	8.57%	0
2013	11.056201	14.511388	31.25%	12
2012	9.492765	11.056201	16.47%	28
2011	9.507826	9.492765	-0.16%	25
2010	8.426647	9.507826	12.83%	1,026
2009	6.735369	8.426647	25.11%	1,057
2008	11.769233	6.735369	-42.77%	2,954
2007	10.682679	11.769233	10.17%	3,073
2006	9.609524	10.682679	11.17%	3,184
2005	9.083269	9.609524	5.79%	3,724
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.113381	14.361835	9.52%	3,024
2013	9.774321	13.113381	34.16%	3,024
2012	8.663373	9.774321	12.82%	3,024
2011	8.782630	8.663373	-1.36%	4,359
2010	7.187249	8.782630	22.20%	4,359
2009	5.693962	7.187249	26.23%	4,359
2008	10.955692	5.693962	-48.03%	4,359
2007	8.767518	10.955692	24.96%	4,752
2006	8.339278	8.767518	5.14%	6,484
2005	8.011392	8.339278	4.09%	6,484
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	10.045723	10.984780	9.35%	5,969
2013	7.498972	10.045723	33.96%	6,537
2012	6.654934	7.498972	12.68%	578
2011	6.758255	6.654934	-1.53%	681
2010	5.539308	6.758255	22.01%	3,009
2009	4.394683	5.539308	26.05%	3,821
2008	8.467667	4.394683	-48.10%	4,704
2007	6.787700	8.467667	24.75%	5,240
2006	6.465824	6.787700	4.98%	5,497
2005	6.221656	6.465824	3.92%	8,182
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.873635	13.812368	-0.44%	3,398
2013	13.303464	13.873635	4.29%	3,398
2012	11.827511	13.303464	12.48%	3,398
2011	11.553615	11.827511	2.37%	3,398
2010	10.308202	11.553615	12.08%	3,398
2009	7.278808	10.308202	41.62%	3,398
2008	9.861316	7.278808	-26.19%	3,398
2007	9.753209	9.861316	1.11%	3,398
2006	8.905837	9.753209	9.51%	3,398
2005	8.818583	8.905837	0.99%	3,398

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.759892	14.669960	-0.61%	619
2013	14.176836	14.759892	4.11%	1,865
2012	12.628822	14.176836	12.26%	1,871
2011	12.361354	12.628822	2.16%	2,378
2010	11.040068	12.361354	11.97%	2,724
2009	7.812499	11.040068	41.31%	2,914
2008	10.595312	7.812499	-26.26%	5,004
2007	10.490851	10.595312	1.00%	5,907
2006	9.592600	10.490851	9.36%	24,223
2005	9.518182	9.592600	0.78%	25,544
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	20.271538	22.677176	11.87%	2,408
2013	15.562290	20.271538	30.26%	2,408
2012	13.630456	15.562290	14.17%	2,408
2011	13.561097	13.630456	0.51%	3,518
2010	11.969287	13.561097	13.30%	3,518
2009	9.597906	11.969287	24.71%	3,518
2008	15.466742	9.597906	-37.94%	4,379
2007	14.893454	15.466742	3.85%	4,696
2006	13.064662	14.893454	14.00%	7,407
2005	12.652688	13.064662	3.26%	8,153
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	18.819489	19.617511	4.24%	353
2013	19.451863	18.819489	-3.25%	353
2012	18.648844	19.451863	4.31%	353
2011	17.638478	18.648844	5.73%	181
2010	16.610606	17.638478	6.19%	181
2009	14.572286	16.610606	13.99%	181
2008	15.291092	14.572286	-4.70%	181
2007	14.878408	15.291092	2.77%	181
2006	14.474832	14.878408	2.79%	181
2005	14.379491	14.474832	0.66%	181
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	51.152719	53.507434	4.60%	0
2013	38.167246	51.152719	34.02%	0
2012	33.768772	38.167246	13.03%	0
2011	38.397112	33.768772	-12.05%	368
2010	30.287787	38.397112	26.77%	368
2009	21.961151	30.287787	37.92%	368
2008	36.858347	21.961151	-40.42%	368
2007	32.404250	36.858347	13.75%	723
2006	29.217764	32.404250	10.91%	1,228
2005	25.093259	29.217764	16.44%	1,228

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.539219	32.939931	4.44%	2,076
2013	23.566189	31.539219	33.83%	2,840
2012	20.884553	23.566189	12.84%	5,056
2011	23.783145	20.884553	-12.19%	6,196
2010	18.779448	23.783145	26.64%	8,672
2009	13.642293	18.779448	37.66%	6,261
2008	22.933659	13.642293	-40.51%	7,192
2007	20.188251	22.933659	13.60%	11,074
2006	18.233353	20.188251	10.72%	12,271
2005	15.684421	18.233353	16.25%	11,043
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.966784	11.788463	-1.49%	0
2013	12.145490	11.966784	-1.47%	0
2012	12.314213	12.145490	-1.37%	0
2011	12.487593	12.314213	-1.39%	0
2010	12.647026	12.487593	-1.26%	0
2009	12.747722	12.647026	-0.79%	0
2008	12.561438	12.747722	1.48%	3,618
2007	12.125642	12.561438	3.59%	3,618
2006	11.735816	12.125642	3.32%	0
2005	11.562155	11.735816	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.961375	13.534256	-9.54%	0
2013	11.650156	14.961375	28.42%	0
2012	9.812367	11.650156	18.73%	0
2011	12.035000	9.812367	-18.47%	0
2010	10.813220	12.035000	11.30%	0
2009	8.682432	10.813220	24.54%	0
2008	15.703098	8.682432	-44.71%	0
2007	13.602895	15.703098	15.44%	387
2006	11.708190	13.602895	16.18%	387
2005	9.990555	11.708190	17.19%	387
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.829550	10.685331	-9.67%	1,078
2013	9.226347	11.829550	28.21%	1,499
2012	7.781426	9.226347	18.57%	1,499
2011	9.556932	7.781426	-18.58%	1,833
2010	8.599153	9.556932	11.14%	2,142
2009	6.916561	8.599153	24.33%	2,239
2008	12.530472	6.916561	-44.80%	3,367
2007	10.868848	12.530472	15.29%	3,468
2006	9.368812	10.868848	16.01%	4,853
2005	8.007110	9.368812	17.01%	5,835

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.954641	18.588410	9.64%	0
2013	13.011110	16.954641	30.31%	0
2012	10.935017	13.011110	18.99%	0
2011	11.391671	10.935017	-4.01%	0
2010	9.823134	11.391671	15.97%	0
2009	7.006060	9.823134	40.21%	0
2008	13.302877	7.006060	-47.33%	0
2007	13.242615	13.302877	0.46%	0
2006	11.735459	13.242615	12.84%	0
2005	11.230529	11.735459	4.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.635321	18.205608	9.44%	0
2013	12.776762	16.635321	30.20%	0
2012	10.760559	12.776762	18.74%	0
2011	11.224740	10.760559	-4.14%	0
2010	9.697025	11.224740	15.75%	0
2009	6.927767	9.697025	39.97%	0
2008	13.171890	6.927767	-47.40%	0
2007	13.129293	13.171890	0.32%	0
2006	11.650084	13.129293	12.70%	0
2005	11.174727	11.650084	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.266407	23.400208	5.09%	0
2013	17.329366	22.266407	28.49%	0
2012	13.842390	17.329366	25.19%	0
2011	15.416952	13.842390	-10.21%	0
2010	12.377189	15.416952	24.56%	0
2009	7.983436	12.377189	55.04%	0
2008	16.601025	7.983436	-51.91%	0
2007	15.961423	16.601025	4.01%	0
2006	13.945076	15.961423	14.46%	0
2005	13.804179	13.945076	1.02%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.692626	21.709746	4.92%	148
2013	16.136835	20.692626	28.23%	158
2012	12.893522	16.136835	25.15%	168
2011	14.390031	12.893522	-10.40%	237
2010	11.563427	14.390031	24.44%	248
2009	7.470149	11.563427	54.80%	677
2008	15.568771	7.470149	-52.02%	626
2007	14.991446	15.568771	3.85%	627
2006	13.118986	14.991446	14.27%	630
2005	13.002652	13.118986	0.89%	628

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	20.078909	21.558892	7.37%	1,347
2013	15.674191	20.078909	28.10%	1,347
2012	14.186199	15.674191	10.49%	1,906
2011	13.549096	14.186199	4.70%	1,906
2010	11.373630	13.549096	19.13%	1,906
2009	9.812638	11.373630	15.91%	1,906
2008	13.636298	9.812638	-28.04%	2,137
2007	14.187614	13.636298	-3.89%	2,137
2006	12.265392	14.187614	15.67%	2,137
2005	12.009389	12.265392	2.13%	2,137
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.797907	16.500074	-12.22%	0
2013	15.481045	18.797907	21.43%	0
2012	13.252792	15.481045	16.81%	0
2011	15.023484	13.252792	-11.79%	0
2010	14.034571	15.023484	7.05%	0
2009	10.374339	14.034571	35.28%	0
2008	17.623296	10.374339	-41.13%	0
2007	15.453248	17.623296	14.04%	0
2006	12.890883	15.453248	19.88%	0
2005	11.845637	12.890883	8.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.429622	16.439655	6.55%	0
2013	11.205286	15.429622	37.70%	0
2012	10.032279	11.205286	11.69%	0
2011	10.880014	10.032279	-7.79%	476
2010	9.238099	10.880014	17.77%	476
2009	5.662035	9.238099	63.16%	7,020
2008	11.296853	5.662035	-49.88%	7,739
2007	9.833208	11.296853	14.88%	13,962
2006	9.727235	9.833208	1.09%	14,111
2005	9.174198	9.727235	6.03%	14,402

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.554057	19.938934	7.46%	0
2013	13.885822	18.554057	33.62%	0
2012	11.854355	13.885822	17.14%	0
2011	12.293673	11.854355	-3.57%	542
2010	10.787566	12.293673	13.96%	5,093
2009	8.528980	10.787566	26.48%	11,149
2008	13.487993	8.528980	-36.77%	11,785
2007	14.020976	13.487993	-3.80%	18,055
2006	12.265857	14.020976	14.31%	33,601
2005	11.960554	12.265857	2.55%	34,027
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.179131	16.169410	6.52%	0
2013	11.922860	15.179131	27.31%	0
2012	10.629277	11.922860	12.17%	0
2011	10.797642	10.629277	-1.56%	0
2010	10.005867	10.797642	7.91%	0
2009	7.917699	10.005867	26.37%	0
2008	11.506818	7.917699	-31.19%	0
2007	10.805917	11.506818	6.49%	0
2006*	10.000000	10.805917	8.06%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.897646	15.825578	6.23%	0
2013	11.730221	14.897646	27.00%	0
2012	10.482275	11.730221	11.91%	0
2011	10.672905	10.482275	-1.79%	0
2010	9.918034	10.672905	7.61%	0
2009	7.867531	9.918034	26.06%	336
2008	11.463355	7.867531	-31.37%	336
2007	10.788857	11.463355	6.25%	336
2006*	10.000000	10.788857	7.89%	336
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	22.659241	22.339388	-1.41%	0
2013	19.377261	22.659241	16.94%	0
2012	17.069167	19.377261	13.52%	0
2011	18.631362	17.069167	-8.38%	0
2010	16.797078	18.631362	10.92%	0
2009	12.639967	16.797078	32.89%	0
2008	21.584507	12.639967	-41.44%	0
2007	19.148523	21.584507	12.72%	0
2006	15.201052	19.148523	25.97%	0
2005	13.110868	15.201052	15.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.607391	20.169656	2.87%	0
2013	15.453127	19.607391	26.88%	0
2012	14.139978	15.453127	9.29%	0
2011	15.332823	14.139978	-7.78%	0
2010	13.641047	15.332823	12.40%	0
2009	10.635530	13.641047	28.26%	0
2008	15.105818	10.635530	-29.59%	0
2007	14.000196	15.105818	7.90%	0
2006	12.776456	14.000196	9.58%	0
2005	12.052522	12.776456	6.01%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.128206	13.970542	6.42%	0
2013	9.727449	13.128206	34.96%	0
2012*	10.000000	9.727449	-2.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.769076	15.647829	-6.69%	464
2013	13.605136	16.769076	23.26%	4,725
2012	11.590239	13.605136	17.38%	4,682
2011	12.680130	11.590239	-8.60%	0
2010	11.845474	12.680130	7.05%	0
2009*	10.000000	11.845474	18.45%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.440439	-5.60%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.787986	13.674202	6.93%	193
2013	9.461383	12.787986	35.16%	193
2012	8.250751	9.461383	14.67%	193
2011	8.926446	8.250751	-7.57%	193
2010	7.013902	8.926446	27.27%	193
2009	5.041196	7.013902	39.13%	539
2008	10.573371	5.041196	-52.32%	539
2007	9.803044	10.573371	7.86%	1,003
2006	9.728490	9.803044	0.77%	999
2005	9.601855	9.728490	1.32%	997

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.460865	19.554637	-8.88%	90
2013	15.428230	21.460865	39.10%	90
2012	12.956155	15.428230	19.08%	90
2011	14.695233	12.956155	-11.83%	330
2010	10.974545	14.695233	33.90%	330
2009	6.838649	10.974545	60.48%	330
2008	11.479759	6.838649	-40.43%	330
2007	11.398979	11.479759	0.71%	330
2006	10.247130	11.398979	11.24%	321
2005	9.904406	10.247130	3.46%	312
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.479960	22.230868	8.55%	809
2013	15.333575	20.479960	33.56%	833
2012	13.433967	15.333575	14.14%	848
2011	13.702045	13.433967	-1.96%	825
2010	12.507675	13.702045	9.55%	816
2009	10.369969	12.507675	20.61%	1,093
2008	15.653457	10.369969	-33.75%	1,104
2007	14.771425	15.653457	5.97%	1,082
2006	12.443981	14.771425	18.70%	1,070
2005	11.865597	12.443981	4.87%	591
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.910887	14.853591	-0.38%	0
2013	11.860324	14.910887	25.72%	0
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.041485	22.296873	11.25%	0
2013	15.452427	20.041485	29.70%	0
2012	13.708059	15.452427	12.73%	0
2011	13.849007	13.708059	-1.02%	0
2010	12.425615	13.849007	11.46%	0
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.949176	14.425632	3.42%	735
2013	11.486841	13.949176	21.44%	3,273
2012	10.078216	11.486841	13.98%	3,273
2011	10.137186	10.078216	-0.58%	735
2010	9.187384	10.137186	10.34%	1,870
2009	7.557697	9.187384	21.56%	1,870
2008	10.926297	7.557697	-30.83%	0
2007	10.451726	10.926297	4.54%	0
2006*	10.000000	10.451726	4.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.195652	11.576733	3.40%	3,972
2013	11.666419	11.195652	-4.04%	6,375
2012	11.284076	11.666419	3.39%	6,375
2011	10.835256	11.284076	4.14%	4,623
2010	10.378523	10.835256	4.40%	5,654
2009	9.395078	10.378523	10.47%	5,654
2008	10.582931	9.395078	-11.22%	0
2007	10.433824	10.582931	1.43%	0
2006*	10.000000	10.433824	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.210958	15.257817	0.31%	1,503
2013	12.004302	15.210958	26.71%	1,503
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0
2007	10.734006	12.090799	12.64%	0
2006*	10.000000	10.734006	7.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.707124	14.590661	6.45%	573
2013	10.736608	13.707124	27.67%	573
2012	9.284769	10.736608	15.64%	521
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
2007	10.261053	11.308815	10.21%	0
2006*	10.000000	10.261053	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.225884	13.274140	8.57%	0
2013	9.334537	12.225884	30.97%	0
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.831124	-1.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	0
2010	7.687700	8.737524	13.66%	0
2009	5.102388	7.687700	50.67%	0
2008*	10.000000	5.102388	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.809694	15.044793	8.94%	0
2013	10.103238	13.809694	36.69%	0
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.727804	14.943004	8.85%	0
2013	10.058850	13.727804	36.47%	0
2012	9.168679	10.058850	9.71%	0
2011	9.622260	9.168679	-4.71%	0
2010	7.905921	9.622260	21.71%	0
2009	6.114345	7.905921	29.30%	0
2008*	10.000000	6.114345	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	3,010
2012	8.436374	9.651801	14.41%	3,010
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	2,789
2012	9.255266	10.359815	11.93%	2,789
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.596375	11.803545	1.79%	2,576
2013	11.219522	11.596375	3.36%	2,576
2012	10.596201	11.219522	5.88%	2,308
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.978102	12.394872	3.48%	0
2013	12.397493	11.978102	-3.38%	0
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.803521	12.170461	3.11%	0
2013	12.243899	11.803521	-3.60%	0
2012	11.565384	12.243899	5.87%	0
2011	11.051586	11.565384	4.65%	2,344
2010	10.507651	11.051586	5.18%	0
2009	9.823684	10.507651	6.96%	0
2008*	10.000000	9.823684	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	2,176
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.576554	23.749218	-7.14%	105
2013	25.855162	25.576554	-1.08%	0
2012	22.437543	25.855162	15.23%	0
2011	29.428799	22.437543	-23.76%	0
2010	25.775127	29.428799	14.18%	0
2009	16.045003	25.775127	60.64%	0
2008	38.720768	16.045003	-58.56%	0
2007	27.076869	38.720768	43.00%	0
2006	20.165027	27.076869	34.28%	0
2005	15.469658	20.165027	30.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.568501	13.975638	3.00%	2,198
2013	14.357405	13.568501	-5.49%	4,298
2012	14.144224	14.357405	1.51%	4,662
2011	13.387730	14.144224	5.65%	6,695
2010	12.971326	13.387730	3.21%	4,256
2009	12.824075	12.971326	1.15%	6,250
2008	12.086338	12.824075	6.10%	6,268
2007	11.451617	12.086338	5.54%	4,295
2006	11.249638	11.451617	1.80%	4,279
2005	11.059542	11.249638	1.72%	1,674

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.016627	8.817441	-2.21%	0
2013	7.786405	9.016627	15.80%	0
2012	6.860618	7.786405	13.49%	0
2011	7.738784	6.860618	-11.35%	0
2010	6.952510	7.738784	11.31%	0
2009	5.452556	6.952510	27.51%	0
2008*	10.000000	5.452556	-45.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.387614	19.014736	3.41%	0
2013	14.670268	18.387614	25.34%	3,994
2012	12.850534	14.670268	14.16%	3,994
2011	13.579715	12.850534	-5.37%	0
2010	12.026967	13.579715	12.91%	0
2009	9.598729	12.026967	25.30%	1,537
2008	15.430117	9.598729	-37.79%	1,154
2007	14.785417	15.430117	4.36%	7,332
2006	12.843465	14.785417	15.12%	7,526
2005	12.080327	12.843465	6.32%	7,526
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	2,005
2012	13.010184	14.384375	10.56%	2,005
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.491680	13.806299	2.33%	1,481
2013	13.065832	13.491680	3.26%	1,508
2012	12.612515	13.065832	3.59%	1,535
2011	12.439566	12.612515	1.39%	631
2010	11.926203	12.439566	4.30%	660
2009	11.099485	11.926203	7.45%	1,856
2008	11.990701	11.099485	-7.43%	3,690
2007	11.552627	11.990701	3.79%	4,997
2006	11.047110	11.552627	4.58%	6,379
2005	10.855882	11.047110	1.76%	8,405

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.371199	16.961123	3.60%	5,856
2013	14.250905	16.371199	14.88%	6,161
2012	13.056745	14.250905	9.15%	6,791
2011	13.260518	13.056745	-1.54%	7,874
2010	12.137685	13.260518	9.25%	13,322
2009	10.343284	12.137685	17.35%	13,224
2008	13.672322	10.343284	-24.35%	13,252
2007	13.138120	13.672322	4.07%	13,362
2006	11.977781	13.138120	9.69%	52,643
2005	11.542800	11.977781	3.77%	53,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.694192	18.292727	3.38%	1,829
2013	14.678815	17.694192	20.54%	1,888
2012	13.100245	14.678815	12.05%	4,425
2011	13.588303	13.100245	-3.59%	4,425
2010	12.225998	13.588303	11.14%	4,425
2009	9.978237	12.225998	22.53%	7,526
2008	14.765419	9.978237	-32.42%	10,139
2007	14.122892	14.765419	4.55%	18,130
2006	12.517257	14.122892	12.83%	18,446
2005	11.868003	12.517257	5.47%	18,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.166234	15.646750	3.17%	5,877
2013	13.934729	15.166234	8.84%	5,877
2012	13.094633	13.934729	6.42%	7,240
2011	13.024959	13.094633	0.53%	7,240
2010	12.185471	13.024959	6.89%	9,194
2009	10.798609	12.185471	12.84%	10,157
2008	12.904492	10.798609	-16.32%	10,157
2007	12.376870	12.904492	4.26%	27,533
2006	11.588739	12.376870	6.80%	42,494
2005	11.259628	11.588739	2.92%	44,338
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.004229	22.509777	7.17%	1,109
2013	15.598716	21.004229	34.65%	1,109
2012	13.343510	15.598716	16.90%	1,109
2011	13.855790	13.343510	-3.70%	1,109
2010	12.928952	13.855790	7.17%	2,316
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.748524	22.187207	6.93%	6,830
2013	15.456042	20.748524	34.24%	7,210
2012	13.250874	15.456042	16.64%	7,181
2011	13.796473	13.250874	-3.95%	14,247
2010	12.907173	13.796473	6.89%	22,724
2009*	10.000000	12.907173	29.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.190090	26.071861	7.78%	954
2013	18.458223	24.190090	31.05%	1,719
2012	15.952556	18.458223	15.71%	1,834
2011	16.617818	15.952556	-4.00%	1,842
2010	13.368012	16.617818	24.31%	1,915
2009	9.923969	13.368012	34.70%	2,037
2008	15.857546	9.923969	-37.42%	2,039
2007	14.968762	15.857546	5.94%	1,950
2006	13.828548	14.968762	8.25%	1,955
2005	12.523316	13.828548	10.42%	1,908
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.539787	24.238894	7.54%	0
2013	17.230188	22.539787	30.82%	0
2012	14.916361	17.230188	15.51%	0
2011	15.559803	14.916361	-4.14%	0
2010	12.550347	15.559803	23.98%	0
2009	9.334342	12.550347	34.45%	489
2008	14.950950	9.334342	-37.57%	531
2007	14.137677	14.950950	5.75%	511
2006	13.078229	14.137677	8.10%	511
2005	11.865097	13.078229	10.22%	511
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.835061	9.687539	-1.50%	1,254
2013	9.984831	9.835061	-1.50%	1,316
2012	10.137302	9.984831	-1.50%	3,978
2011	10.291242	10.137302	-1.50%	6,991
2010	10.447946	10.291242	-1.50%	18,943
2009	10.602603	10.447946	-1.46%	28,783
2008	10.547452	10.602603	0.52%	44,203
2007	10.219183	10.547452	3.21%	1,738
2006	9.924757	10.219183	2.97%	1,770
2005	9.813644	9.924757	1.13%	1,764
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.007230	10.695524	-2.83%	0
2013	9.229482	11.007230	19.26%	0
2012	8.111439	9.229482	13.78%	0
2011	9.111599	8.111439	-10.98%	0
2010	8.128145	9.111599	12.10%	0
2009	6.062787	8.128145	34.07%	0
2008*	10.000000	6.062787	-39.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.014013	-9.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.997548	-10.02%	101

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.160554	14.278705	8.50%	0
2013	9.940116	13.160554	32.40%	0
2012	8.689350	9.940116	14.39%	0
2011	9.116094	8.689350	-4.68%	0
2010	8.022668	9.116094	13.63%	0
2009	6.296627	8.022668	27.41%	0
2008*	10.000000	6.296627	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.481965	13.554112	8.59%	418
2013	9.384732	12.481965	33.00%	431
2012	8.102602	9.384732	15.82%	447
2011	8.759418	8.102602	-7.50%	1,394
2010	7.887411	8.759418	11.06%	10,308
2009	6.284757	7.887411	25.50%	10,579
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.002987	14.305996	2.16%	0
2013	10.256516	14.002987	36.53%	0
2012	9.082922	10.256516	12.92%	0
2011	9.650508	9.082922	-5.88%	0
2010	7.746878	9.650508	24.57%	0
2009	6.207089	7.746878	24.81%	0
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	0
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.301170	15.454188	1.00%	0
2013	10.791259	15.301170	41.79%	0
2012	9.687576	10.791259	11.39%	0
2011	9.920226	9.687576	-2.35%	0
2010	8.050202	9.920226	23.23%	0
2009	6.425839	8.050202	25.28%	0
2008	12.202489	6.425839	-47.34%	1
2007	11.314417	12.202489	7.85%	7
2006	11.153301	11.314417	1.44%	7
2005	10.509665	11.153301	6.12%	7

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	23.370352	24.636281	5.42%	0
2013	16.898836	23.370352	38.30%	0
2012	14.244428	16.898836	18.63%	0
2011	15.233334	14.244428	-6.49%	0
2010	12.215276	15.233334	24.71%	0
2009	9.825527	12.215276	24.32%	0
2008	14.702646	9.825527	-33.17%	0
2007	16.033203	14.702646	-8.30%	0
2006	13.876868	16.033203	15.54%	0
2005	13.667571	13.876868	1.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	21.109889	22.199944	5.16%	128
2013	15.305375	21.109889	37.92%	128
2012	12.916335	15.305375	18.50%	128
2011	13.868958	12.916335	-6.87%	808
2010	11.132680	13.868958	24.58%	1,516
2009	8.979980	11.132680	23.97%	2,635
2008	13.466777	8.979980	-33.32%	2,636
2007	14.738477	13.466777	-8.63%	3,565
2006	12.777718	14.738477	15.35%	3,577
2005	12.620719	12.777718	1.24%	3,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	24.047390	23.879729	-0.70%	237
2013	17.325911	24.047390	38.79%	483
2012	15.229401	17.325911	13.77%	535
2011	16.370932	15.229401	-6.97%	541
2010	13.262097	16.370932	23.44%	561
2009	9.995442	13.262097	32.68%	574
2008	16.417700	9.995442	-39.12%	583
2007	16.321118	16.417700	0.59%	515
2006	14.788665	16.321118	10.36%	515
2005	13.366774	14.788665	10.64%	502
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.968971	23.740673	-0.95%	160
2013	17.313143	23.968971	38.44%	166
2012	15.254615	17.313143	13.49%	166
2011	16.440522	15.254615	-7.21%	565
2010	13.354735	16.440522	23.11%	568
2009	10.085655	13.354735	32.41%	570
2008	16.610348	10.085655	-39.28%	567
2007	16.551126	16.610348	0.36%	565
2006	15.035509	16.551126	10.08%	564
2005	13.627631	15.035509	10.33%	167

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.829424	14.130227	10.14%	0
2013	9.958496	12.829424	28.83%	0
2012	8.880753	9.958496	12.14%	0
2011	8.981748	8.880753	-1.12%	0
2010	8.053496	8.981748	11.53%	0
2009	6.511911	8.053496	23.67%	412
2008	11.322851	6.511911	-42.49%	0
2007	10.655162	11.322851	6.27%	0
2006*	10.000000	10.655162	6.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.038053	13.982783	26.68%	460
2013	10.911512	11.038053	1.16%	450
2012	9.584620	10.911512	13.84%	449
2011	9.167515	9.584620	4.55%	1,071
2010	7.169085	9.167515	27.88%	1,085
2009	5.576620	7.169085	28.56%	1,088
2008*	10.000000	5.576620	-44.23%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	2,576
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.612895	20.237085	8.73%	601
2013	13.732385	18.612895	35.54%	601
2012	12.562667	13.732385	9.31%	601
2011	13.158950	12.562667	-4.53%	1,015
2010	10.873942	13.158950	21.01%	1,015
2009	8.399779	10.873942	29.46%	1,015
2008	14.082459	8.399779	-40.35%	1,015
2007	13.286513	14.082459	5.99%	1,015
2006	11.862757	13.286513	12.00%	1,015
2005	11.270076	11.862757	5.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	22.373917	22.543471	0.76%	734
2013	17.842300	22.373917	25.40%	0
2012	14.938032	17.842300	19.44%	0
2011	16.535990	14.938032	-9.66%	0
2010	14.476436	16.535990	14.23%	0
2009	10.514920	14.476436	37.68%	0
2008	17.848285	10.514920	-41.09%	0
2007	17.044507	17.848285	4.72%	0
2006	14.702209	17.044507	15.93%	0
2005	13.057210	14.702209	12.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.722232	21.836305	0.53%	250
2013	17.365710	21.722232	25.09%	0
2012	14.576807	17.365710	19.13%	0
2011	16.177896	14.576807	-9.90%	445
2010	14.195020	16.177896	13.97%	1,058
2009	10.341401	14.195020	37.26%	2,026
2008	17.595634	10.341401	-41.23%	3,476
2007	16.840933	17.595634	4.48%	4,216
2006	14.567259	16.840933	15.61%	4,242
2005	12.965479	14.567259	12.35%	5,483
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.986329	10.115757	1.30%	2,243
2013	10.151842	9.986329	-1.63%	2,243
2012*	10.000000	10.151842	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.886920	18.057581	0.95%	1,480
2013	18.226195	17.886920	-1.86%	1,538
2012	16.353960	18.226195	11.45%	1,662
2011	16.495291	16.353960	-0.86%	1,445
2010	14.590960	16.495291	13.05%	2,668
2009	12.510221	14.590960	16.63%	2,612
2008	14.852121	12.510221	-15.77%	2,682
2007	13.764676	14.852121	7.90%	3,154
2006	13.031094	13.764676	5.63%	3,439
2005	12.908968	13.031094	0.95%	3,342
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.021770	-9.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.714286	18.175883	8.74%	601
2013	12.909994	16.714286	29.47%	994
2012	11.240133	12.909994	14.86%	990
2011	11.446954	11.240133	-1.81%	1,868
2010	10.033311	11.446954	14.09%	4,387
2009	7.958264	10.033311	26.07%	4,535
2008	13.164603	7.958264	-39.55%	4,574
2007	12.833394	13.164603	2.58%	4,367
2006	11.352792	12.833394	13.04%	5,183
2005	10.899471	11.352792	4.16%	8,544
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	26.029816	28.699057	10.25%	0
2013	18.739691	26.029816	38.90%	0
2012	16.125242	18.739691	16.21%	0
2011	16.740686	16.125242	-3.68%	0
2010	13.771925	16.740686	21.56%	0
2009	10.191058	13.771925	35.14%	0
2008	16.642187	10.191058	-38.76%	0
2007	17.103955	16.642187	-2.70%	0
2006	15.099169	17.103955	13.28%	0
2005	13.944939	15.099169	8.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.922812	16.412084	9.98%	10
2013	10.773425	14.922812	38.52%	10
2012	9.295360	10.773425	15.90%	10
2011	9.666996	9.295360	-3.84%	10
2010	7.975294	9.666996	21.21%	10
2009	5.915106	7.975294	34.83%	10
2008	9.686639	5.915106	-38.94%	10
2007	9.973819	9.686639	-2.88%	10
2006*	10.000000	9.973819	-0.26%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.687730	-3.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.538994	11.450958	-0.76%	876
2013	11.741977	11.538994	-1.73%	876
2012	11.273050	11.741977	4.16%	876
2011	11.330057	11.273050	-0.50%	0
2010	10.935503	11.330057	3.61%	0
2009*	10.000000	10.935503	9.36%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.892927	20.606876	9.07%	0
2013	14.136849	18.892927	33.64%	0
2012	12.047130	14.136849	17.35%	0
2011	12.825504	12.047130	-6.07%	0
2010	11.383923	12.825504	12.66%	0
2009	8.903096	11.383923	27.86%	0
2008	14.744659	8.903096	-39.62%	0
2007	15.932624	14.744659	-7.46%	0
2006	13.954292	15.932624	14.18%	0
2005	13.462337	13.954292	3.65%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.870812	14.573190	-8.18%	0
2013	12.580849	15.870812	26.15%	0
2012	10.476749	12.580849	20.08%	0
2011	12.804410	10.476749	-18.18%	0
2010	11.814726	12.804410	8.38%	0
2009	9.623934	11.814726	22.76%	0
2008	17.432631	9.623934	-44.79%	0
2007	16.332989	17.432631	6.73%	0
2006	12.982348	16.332989	25.81%	0
2005	11.746661	12.982348	10.52%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.292106	21.692920	1.88%	308
2013	15.483536	21.292106	37.51%	308
2012	13.380036	15.483536	15.72%	1,717
2011	14.257273	13.380036	-6.15%	1,717
2010	11.488951	14.257273	24.10%	1,717
2009	8.867714	11.488951	29.56%	1,717
2008	14.847027	8.867714	-40.27%	1,925
2007	17.271253	14.847027	-14.04%	1,925
2006	14.948256	17.271253	15.54%	1,925
2005	14.178234	14.948256	5.43%	1,925

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.004824	19.458765	8.08%	301
2013	12.717895	18.004824	41.57%	301
2012	11.303716	12.717895	12.51%	301
2011	13.968850	11.303716	-19.08%	301
2010	11.739755	13.968850	18.99%	301
2009	7.271960	11.739755	61.44%	301
2008	11.724818	7.271960	-37.98%	2,991
2007	11.281570	11.724818	3.93%	2,991
2006	10.862478	11.281570	3.86%	2,991
2005	10.433461	10.862478	4.11%	2,991
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.273072	13.003569	5.95%	477
2013	12.532676	12.273072	-2.07%	455
2012	11.652746	12.532676	7.55%	440
2011	11.223266	11.652746	3.83%	453
2010	10.662845	11.223266	5.26%	427
2009	9.896836	10.662845	7.74%	390
2008	11.220751	9.896836	-11.80%	439
2007	10.827538	11.220751	3.63%	453
2006	10.614013	10.827538	2.01%	439
2005	10.367358	10.614013	2.38%	417
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.585808	8.434949	-20.32%	0
2013	9.722815	10.585808	8.88%	0
2012*	10.000000	9.722815	-2.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.113171	23.305437	-3.35%	0
2013	16.295076	24.113171	47.98%	0
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	0
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.169756	18.474034	7.60%	2,805
2013	12.957591	17.169756	32.51%	2,841
2012	11.226164	12.957591	15.42%	2,167
2011	10.749971	11.226164	4.43%	5,837
2010	9.680161	10.749971	11.05%	5,887
2009	8.170045	9.680161	18.48%	6,768
2008	13.993475	8.170045	-41.62%	9,637
2007	13.556131	13.993475	3.23%	11,159
2006	11.769936	13.556131	15.18%	17,897
2005	11.429411	11.769936	2.98%	15,390
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.453999	16.073247	-7.91%	1,222
2013	14.445368	17.453999	20.83%	1,369
2012	12.849421	14.445368	12.42%	1,596
2011	16.200563	12.849421	-20.69%	1,620
2010	15.777110	16.200563	2.68%	2,017
2009	11.927452	15.777110	32.28%	2,808
2008	25.934098	11.927452	-54.01%	3,252
2007	24.951776	25.934098	3.94%	3,662
2006	18.756385	24.951776	33.03%	3,905
2005	16.349763	18.756385	14.72%	4,821
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	15.062189	16.881022	12.08%	2,889
2013	11.167406	15.062189	34.88%	2,893
2012	9.768649	11.167406	14.32%	1,250
2011	10.257846	9.768649	-5.24%	1,254
2010	9.486576	10.257846	8.13%	1,258
2009	7.028093	9.486576	34.98%	1,262
2008	11.862840	7.028093	-40.76%	1,262
2007	10.606623	11.862840	11.84%	2,225
2006	10.842684	10.606623	-2.18%	3,874
2005	9.589499	10.842684	13.07%	1,073
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	27.256266	29.234356	7.26%	5,992
2013	20.114901	27.256266	35.50%	7,962
2012	17.246949	20.114901	16.63%	6,717
2011	19.170914	17.246949	-10.04%	6,689
2010	15.382402	19.170914	24.63%	12,539
2009	10.952509	15.382402	40.45%	13,695
2008	17.314896	10.952509	-36.75%	13,739
2007	17.324375	17.314896	-0.05%	19,732
2006	15.408146	17.324375	12.44%	25,953
2005	14.676749	15.408146	4.98%	27,109

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.066151	15.119219	0.35%	1,612
2013	13.375164	15.066151	12.64%	1,612
2012	12.354851	13.375164	8.26%	817
2011	13.023023	12.354851	-5.13%	817
2010	12.051594	13.023023	8.06%	817
2009*	10.000000	12.051594	20.52%	817
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.871107	8.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.104994	25.981685	3.49%	0
2013	18.121787	25.104994	38.53%	0
2012	15.904157	18.121787	13.94%	0
2011	16.063646	15.904157	-0.99%	0
2010	12.967280	16.063646	23.88%	0
2009	10.534938	12.967280	23.09%	0
2008	15.489481	10.534938	-31.99%	0
2007	15.838435	15.489481	-2.20%	850
2006	14.060802	15.838435	12.64%	850
2005	13.318170	14.060802	5.58%	850
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.675251	18.625307	11.69%	0
2013	12.607680	16.675251	32.26%	0
2012	11.437066	12.607680	10.24%	0
2011	11.512996	11.437066	-0.66%	0
2010	10.185123	11.512996	13.04%	0
2009	7.734591	10.185123	31.68%	0
2008	11.981000	7.734591	-35.44%	0
2007	11.291550	11.981000	6.11%	0
2006	10.502529	11.291550	7.51%	0
2005	10.295170	10.502529	2.01%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.259292	20.389501	11.67%	0
2013	14.047530	18.259292	29.98%	0
2012	12.328895	14.047530	13.94%	0
2011	12.291800	12.328895	0.30%	0
2010	10.871965	12.291800	13.06%	0
2009	8.741211	10.871965	24.38%	0
2008	14.125542	8.741211	-38.12%	0
2007	13.632717	14.125542	3.62%	0
2006	11.988723	13.632717	13.71%	0
2005	11.631247	11.988723	3.07%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.195723	22.488166	11.35%	1,213
2013	15.575336	20.195723	29.66%	1,213
2012	13.700974	15.575336	13.68%	0
2011	13.694337	13.700974	0.05%	776
2010	12.144376	13.694337	12.76%	1,073
2009	9.786665	12.144376	24.09%	280
2008	15.860072	9.786665	-38.29%	523
2007	15.345201	15.860072	3.36%	594
2006	13.528890	15.345201	13.43%	594
2005	13.157896	13.528890	2.82%	339
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.895079	-1.05%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.552531	21.732072	0.83%	2,807
2013	20.511577	21.552531	5.07%	5,561
2012	18.227626	20.511577	12.53%	3,676
2011	17.645298	18.227626	3.30%	6,435
2010	15.669298	17.645298	12.61%	19,785
2009	10.438217	15.669298	50.11%	13,681
2008	14.346373	10.438217	-27.24%	5,522
2007	14.123583	14.346373	1.58%	5,741
2006	12.974259	14.123583	8.86%	11,599
2005	12.885298	12.974259	0.69%	10,500
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.750377	12.385707	-2.86%	0
2013	11.153772	12.750377	14.31%	0
2012	10.297304	11.153772	8.32%	0
2011	11.068865	10.297304	-6.97%	0
2010	9.948889	11.068865	11.26%	203
2009	8.921962	9.948889	11.51%	0
2008	12.885335	8.921962	-30.76%	0
2007	11.938265	12.885335	7.93%	3,379
2006	10.472857	11.938265	13.99%	6,590
2005	10.459953	10.472857	0.12%	6,636
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.739652	15.061617	2.18%	823
2013	14.818358	14.739652	-0.53%	823
2012	13.718510	14.818358	8.02%	823
2011	13.624301	13.718510	0.69%	823
2010	12.754100	13.624301	6.82%	823
2009	10.756697	12.754100	18.57%	823
2008	11.784921	10.756697	-8.72%	0
2007	11.359880	11.784921	3.74%	2,393
2006	11.078033	11.359880	2.54%	2,393
2005	11.107853	11.078033	-0.27%	1,708

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.472887	14.749091	1.91%	2,051
2013	14.591238	14.472887	-0.81%	2,200
2012	13.542276	14.591238	7.75%	2,394
2011	13.486470	13.542276	0.41%	8,709
2010	12.650995	13.486470	6.60%	9,595
2009	10.694548	12.650995	18.29%	14,687
2008	11.750426	10.694548	-8.99%	13,482
2007	11.352877	11.750426	3.50%	16,962
2006	11.096183	11.352877	2.31%	15,386
2005	11.160248	11.096183	-0.57%	16,253
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	15.036902	15.645511	4.05%	0
2013	13.220209	15.036902	13.74%	0
2012	11.944639	13.220209	10.68%	0
2011	12.467451	11.944639	-4.19%	0
2010	11.094694	12.467451	12.37%	0
2009	8.739943	11.094694	26.94%	0
2008	12.472243	8.739943	-29.92%	0
2007	10.982883	12.472243	13.56%	0
2006	10.402650	10.982883	5.58%	0
2005	10.166631	10.402650	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.946979	14.491277	3.90%	0
2013	12.282479	13.946979	13.55%	0
2012	11.116193	12.282479	10.49%	0
2011	11.617987	11.116193	-4.32%	0
2010	10.354926	11.617987	12.20%	0
2009	8.168561	10.354926	26.77%	0
2008	11.670962	8.168561	-30.01%	0
2007	10.293682	11.670962	13.38%	0
2006	9.758917	10.293682	5.48%	0
2005	9.551031	9.758917	2.18%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.339156	13.887555	4.11%	0
2013	11.075123	13.339156	20.44%	0
2012	9.754000	11.075123	13.54%	0
2011	10.569391	9.754000	-7.71%	0
2010	9.240845	10.569391	14.38%	0
2009	7.068590	9.240845	30.73%	0
2008	11.197446	7.068590	-36.87%	0
2007	9.568639	11.197446	17.02%	0
2006	9.095899	9.568639	5.20%	0
2005	8.901230	9.095899	2.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.145885	12.621696	3.92%	142
2013	10.105046	12.145885	20.20%	142
2012	8.916828	10.105046	13.33%	551
2011	9.682440	8.916828	-7.91%	551
2010	8.476502	9.682440	14.23%	551
2009	6.502488	8.476502	30.36%	551
2008	10.310984	6.502488	-36.94%	551
2007	8.831354	10.310984	16.75%	142
2006	8.404854	8.831354	5.07%	142
2005	8.242935	8.404854	1.96%	142
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.203857	16.478662	8.38%	0
2013	12.923244	15.203857	17.65%	0
2012	11.419643	12.923244	13.17%	0
2011	12.054565	11.419643	-5.27%	0
2010	10.377449	12.054565	16.16%	0
2009	7.618544	10.377449	36.21%	0
2008	11.729255	7.618544	-35.05%	0
2007	10.941289	11.729255	7.20%	0
2006	9.954422	10.941289	9.91%	0
2005	9.573656	9.954422	3.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.574666	16.869480	8.31%	0
2013	13.262469	15.574666	17.43%	0
2012	11.732882	13.262469	13.04%	1,379
2011	12.391308	11.732882	-5.31%	1,379
2010	10.688397	12.391308	15.93%	1,379
2009	7.848784	10.688397	36.18%	1,379
2008	12.106784	7.848784	-35.17%	1,379
2007	11.312061	12.106784	7.03%	1,349
2006	10.304739	11.312061	9.78%	1,349
2005	9.918378	10.304739	3.90%	1,349
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.727028	14.985287	9.17%	0
2013	10.075178	13.727028	36.25%	0
2012	8.347171	10.075178	20.70%	0
2011	8.712231	8.347171	-4.19%	0
2010	7.495298	8.712231	16.24%	0
2009	5.601516	7.495298	33.81%	0
2008	9.674640	5.601516	-42.10%	0
2007	9.191251	9.674640	5.26%	0
2006	8.189534	9.191251	12.23%	0
2005	6.875544	8.189534	19.11%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.446945	14.649682	8.94%	227
2013	9.879373	13.446945	36.11%	240
2012	8.208935	9.879373	20.35%	243
2011	8.575280	8.208935	-4.27%	257
2010	7.382409	8.575280	16.16%	259
2009	5.522295	7.382409	33.68%	0
2008	9.563798	5.522295	-42.26%	1,045
2007	9.102611	9.563798	5.07%	1,343
2006	8.123309	9.102611	12.06%	2,608
2005	6.837113	8.123309	18.81%	1,492
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.484194	16.562302	6.96%	0
2013	12.286245	15.484194	26.03%	0
2012	10.649676	12.286245	15.37%	0
2011	10.724892	10.649676	-0.70%	0
2010	9.465464	10.724892	13.31%	0
2009	7.394004	9.465464	28.02%	0
2008	13.108710	7.394004	-43.59%	0
2007	13.130105	13.108710	-0.16%	0
2006	11.106120	13.130105	18.22%	0
2005	10.666315	11.106120	4.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.546881	17.671761	6.80%	16,684
2013	13.148420	16.546881	25.85%	16,684
2012	11.409924	13.148420	15.24%	16,027
2011	11.513795	11.409924	-0.90%	14,642
2010	10.176838	11.513795	13.14%	18,274
2009	7.958708	10.176838	27.87%	25,565
2008	14.136418	7.958708	-43.70%	27,348
2007	14.179774	14.136418	-0.31%	39,573
2006	12.009070	14.179774	18.08%	45,137
2005	11.553988	12.009070	3.94%	47,900
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.288484	15.528106	8.68%	0
2013	10.874691	14.288484	31.39%	0
2012	9.329518	10.874691	16.56%	0
2011	9.329211	9.329518	0.00%	0
2010	8.264247	9.329211	12.89%	0
2009	6.601389	8.264247	25.19%	0
2008	11.516594	6.601389	-42.68%	0
2007	10.445361	11.516594	10.26%	0
2006	9.387899	10.445361	11.26%	0
2005	8.867733	9.387899	5.87%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.411022	15.638696	8.52%	1,407
2013	10.985291	14.411022	31.18%	1,418
2012	9.436682	10.985291	16.41%	1,446
2011	9.456442	9.436682	-0.21%	1,474
2010	8.385361	9.456442	12.77%	5,184
2009	6.705779	8.385361	25.05%	7,886
2008	11.723494	6.705779	-42.80%	9,793
2007	10.646608	11.723494	10.11%	11,845
2006	9.581923	10.646608	11.11%	12,054
2005	9.061757	9.581923	5.74%	13,013
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.016028	14.247971	9.46%	0
2013	9.706683	13.016028	34.09%	0
2012	8.607805	9.706683	12.77%	0
2011	8.730714	8.607805	-1.41%	0
2010	7.148399	8.730714	22.14%	0
2009	5.666065	7.148399	26.16%	0
2008	10.907570	5.666065	-48.05%	0
2007	8.733458	10.907570	24.89%	0
2006	8.311086	8.733458	5.08%	0
2005	7.988361	8.311086	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.976248	10.903275	9.29%	12,588
2013	7.450885	9.976248	33.89%	13,422
2012	6.615630	7.450885	12.63%	19,994
2011	6.721757	6.615630	-1.58%	23,467
2010	5.512181	6.721757	21.94%	18,532
2009	4.375388	5.512181	25.98%	20,753
2008	8.434782	4.375388	-48.13%	21,551
2007	6.764791	8.434782	24.69%	38,263
2006	6.447264	6.764791	4.92%	56,376
2005	6.206936	6.447264	3.87%	66,269
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.770738	13.702978	-0.49%	0
2013	13.211516	13.770738	4.23%	0
2012	11.751745	13.211516	12.42%	0
2011	11.485413	11.751745	2.32%	0
2010	10.252548	11.485413	12.02%	0
2009	7.243180	10.252548	41.55%	0
2008	9.818030	7.243180	-26.23%	0
2007	9.715354	9.818030	1.06%	0
2006	8.875764	9.715354	9.46%	0
2005	8.793246	8.875764	0.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.657953	14.561240	-0.66%	3,999
2013	14.086068	14.657953	4.06%	3,999
2012	12.554348	14.086068	12.20%	4,444
2011	12.294670	12.554348	2.11%	4,444
2010	10.986079	12.294670	11.91%	11,220
2009	7.778227	10.986079	41.24%	13,087
2008	10.554198	7.778227	-26.30%	13,994
2007	10.455466	10.554198	0.94%	18,550
2006	9.565075	10.455466	9.31%	22,501
2005	9.495688	9.565075	0.73%	22,587
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	14.032397	15.689664	11.81%	1,919
2013	10.778023	14.032397	30.19%	1,919
2012	9.444897	10.778023	14.11%	2,689
2011	9.401594	9.444897	0.46%	3,020
2010	8.302242	9.401594	13.24%	3,051
2009	6.660765	8.302242	24.64%	4,856
2008	10.739079	6.660765	-37.98%	4,888
2007	10.346309	10.739079	3.80%	7,128
2006	9.080464	10.346309	13.94%	9,088
2005	8.798589	9.080464	3.20%	46,706
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	17.245104	17.967243	4.19%	1,367
2013	17.833641	17.245104	-3.30%	1,367
2012	17.106132	17.833641	4.25%	1,367
2011	16.187543	17.106132	5.67%	1,367
2010	15.251959	16.187543	6.13%	1,367
2009	13.387149	15.251959	13.93%	1,367
2008	14.054621	13.387149	-4.75%	1,332
2007	13.682297	14.054621	2.72%	1,332
2006	13.317914	13.682297	2.74%	1,212
2005	13.236887	13.317914	0.61%	1,212
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	50.773417	53.083698	4.55%	0
2013	37.903459	50.773417	33.95%	0
2012	33.552453	37.903459	12.97%	0
2011	38.170489	33.552453	-12.10%	0
2010	30.124291	38.170489	26.71%	0
2009	21.853693	30.124291	37.85%	0
2008	36.696663	21.853693	-40.45%	0
2007	32.278573	36.696663	13.69%	0
2006	29.119176	32.278573	10.85%	0
2005	25.021252	29.119176	16.38%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.321225	32.695656	4.39%	11,393
2013	23.415176	31.321225	33.76%	11,446
2012	20.761288	23.415176	12.78%	12,150
2011	23.654765	20.761288	-12.23%	12,177
2010	18.687536	23.654765	26.58%	31,437
2009	13.582416	18.687536	37.59%	29,375
2008	22.844623	13.582416	-40.54%	19,466
2007	20.120136	22.844623	13.54%	26,677
2006	18.181040	20.120136	10.67%	38,537
2005	15.647345	18.181040	16.19%	40,298
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.234584	11.061558	-1.54%	0
2013	11.408146	11.234584	-1.52%	0
2012	11.572503	11.408146	-1.42%	0
2011	11.741380	11.572503	-1.44%	0
2010	11.897326	11.741380	-1.31%	0
2009	11.998141	11.897326	-0.84%	0
2008	11.828815	11.998141	1.43%	0
2007	11.424265	11.828815	3.54%	0
2006	11.062588	11.424265	3.27%	0
2005	10.904407	11.062588	1.45%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.850382	13.427029	-9.58%	0
2013	11.569601	14.850382	28.36%	0
2012	9.749476	11.569601	18.67%	0
2011	11.963930	9.749476	-18.51%	0
2010	10.754812	11.963930	11.24%	0
2009	8.639914	10.754812	24.48%	0
2008	15.634145	8.639914	-44.74%	0
2007	13.550076	15.634145	15.38%	0
2006	11.668634	13.550076	16.12%	0
2005	9.961848	11.668634	17.13%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.747724	10.606033	-9.72%	4,014
2013	9.167170	11.747724	28.15%	4,014
2012	7.735456	9.167170	18.51%	4,014
2011	9.505291	7.735456	-18.62%	4,014
2010	8.557023	9.505291	11.08%	4,014
2009	6.886171	8.557023	24.26%	6,182
2008	12.481789	6.886171	-44.83%	7,082
2007	10.832149	12.481789	15.23%	10,305
2006	9.341910	10.832149	15.95%	11,481
2005	7.988159	9.341910	16.95%	13,618

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.846659	18.460650	9.58%	0
2013	12.934806	16.846659	30.24%	0
2012	10.876428	12.934806	18.93%	0
2011	11.336364	10.876428	-4.06%	0
2010	9.780403	11.336364	15.91%	0
2009	6.979130	9.780403	40.14%	0
2008	13.258498	6.979130	-47.36%	0
2007	13.205172	13.258498	0.40%	0
2006	11.708192	13.205172	12.79%	0
2005	11.210104	11.708192	4.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.529354	18.080458	9.38%	0
2013	12.701813	16.529354	30.13%	0
2012	10.702891	12.701813	18.68%	0
2011	11.170245	10.702891	-4.18%	0
2010	9.654840	11.170245	15.70%	0
2009	6.901130	9.654840	39.90%	0
2008	13.127935	6.901130	-47.43%	0
2007	13.092168	13.127935	0.27%	0
2006	11.623030	13.092168	12.64%	0
2005	11.154406	11.623030	4.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.135827	23.251161	5.04%	0
2013	17.236488	22.135827	28.42%	0
2012	13.775202	17.236488	25.13%	0
2011	15.349899	13.775202	-10.26%	0
2010	12.329609	15.349899	24.50%	0
2009	7.956797	12.329609	54.96%	0
2008	16.554073	7.956797	-51.93%	0
2007	15.924416	16.554073	3.95%	0
2006	13.919785	15.924416	14.40%	0
2005	13.786129	13.919785	0.97%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.570332	21.570483	4.86%	2,872
2013	16.049604	20.570332	28.17%	2,948
2012	12.830347	16.049604	25.09%	3,123
2011	14.326790	12.830347	-10.45%	3,185
2010	11.518441	14.326790	24.38%	3,428
2009	7.444867	11.518441	54.72%	5,467
2008	15.524014	7.444867	-52.04%	3,118
2007	14.955971	15.524014	3.80%	3,544
2006	13.094574	14.955971	14.22%	6,078
2005	12.985028	13.094574	0.84%	6,942

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.961240	21.421672	7.32%	0
2013	15.590246	19.961240	28.04%	0
2012	14.117400	15.590246	10.43%	0
2011	13.490226	14.117400	4.65%	0
2010	11.329961	13.490226	19.07%	0
2009	9.779928	11.329961	15.85%	0
2008	13.597751	9.779928	-28.08%	0
2007	14.154722	13.597751	-3.93%	1,351
2006	12.243150	14.154722	15.61%	1,351
2005	11.993687	12.243150	2.08%	1,351
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.687762	16.395067	-12.27%	0
2013	15.398150	18.687762	21.36%	0
2012	13.188541	15.398150	16.75%	0
2011	14.958231	13.188541	-11.83%	0
2010	13.980704	14.958231	6.99%	0
2009	10.339759	13.980704	35.21%	0
2008	17.573499	10.339759	-41.16%	0
2007	15.417447	17.573499	13.98%	0
2006	12.867521	15.417447	19.82%	0
2005	11.830158	12.867521	8.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.336897	16.332562	6.49%	3,975
2013	11.143607	15.336897	37.63%	4,298
2012	9.982129	11.143607	11.64%	4,794
2011	10.831112	9.982129	-7.84%	818
2010	9.201246	10.831112	17.71%	1,142
2009	5.642307	9.201246	63.08%	4,925
2008	11.263210	5.642307	-49.90%	6,026
2007	9.808925	11.263210	14.83%	7,795
2006	9.708133	9.808925	1.04%	11,873
2005	9.160820	9.708133	5.97%	14,048

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.442504	19.808994	7.41%	3,677
2013	13.809332	18.442504	33.55%	3,801
2012	11.795063	13.809332	17.08%	3,398
2011	12.238388	11.795063	-3.62%	3,896
2010	10.744501	12.238388	13.90%	4,321
2009	8.499243	10.744501	26.42%	13,927
2008	13.447819	8.499243	-36.80%	17,667
2007	13.986360	13.447819	-3.85%	21,948
2006	12.241771	13.986360	14.25%	27,889
2005	11.943112	12.241771	2.50%	37,995
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.120064	16.098324	6.47%	0
2013	11.882492	15.120064	27.25%	0
2012	10.598676	11.882492	12.11%	0
2011	10.772010	10.598676	-1.61%	0
2010	9.987184	10.772010	7.86%	0
2009	7.906932	9.987184	26.31%	0
2008	11.497024	7.906932	-31.23%	0
2007	10.802238	11.497024	6.43%	0
2006*	10.000000	10.802238	8.02%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.839698	15.756021	6.17%	1,941
2013	11.690520	14.839698	26.94%	1,941
2012	10.452112	11.690520	11.85%	2,233
2011	10.647585	10.452112	-1.84%	6,801
2010	9.899524	10.647585	7.56%	7,213
2009	7.856845	9.899524	26.00%	7,699
2008	11.453613	7.856845	-31.40%	10,769
2007	10.785178	11.453613	6.20%	11,076
2006*	10.000000	10.785178	7.85%	11,207
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	22.523008	22.193800	-1.46%	225
2013	19.270539	22.523008	16.88%	225
2012	16.983787	19.270539	13.46%	225
2011	18.547567	16.983787	-8.43%	225
2010	16.730012	18.547567	10.86%	225
2009	12.595888	16.730012	32.82%	225
2008	21.520187	12.595888	-41.47%	225
2007	19.101202	21.520187	12.66%	818
2006	15.171166	19.101202	25.90%	3,294
2005	13.091711	15.171166	15.88%	3,983

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.492483	20.041270	2.82%	0
2013	15.370360	19.492483	26.82%	0
2012	14.071403	15.370360	9.23%	0
2011	15.266194	14.071403	-7.83%	0
2010	13.588658	15.266194	12.35%	0
2009	10.600066	13.588658	28.19%	0
2008	15.063109	10.600066	-29.63%	0
2007	13.967735	15.063109	7.84%	0
2006	12.753288	13.967735	9.52%	0
2005	12.036755	12.753288	5.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.117036	13.951575	6.36%	0
2013	9.724102	13.117036	34.89%	0
2012*	10.000000	9.724102	-2.76%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.077072	13.864637	6.02%	0
2013	9.723675	13.077072	34.49%	0
2012*	10.000000	9.723675	-2.76%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.729397	15.602872	-6.73%	1,294
2013	13.579823	16.729397	23.19%	1,294
2012	11.574555	13.579823	17.32%	1,294
2011	12.669400	11.574555	-8.64%	1,294
2010	11.841463	12.669400	6.99%	1,722
2009*	10.000000	11.841463	18.41%	5,110
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.437246	-5.63%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.711073	13.585069	6.88%	11,049
2013	9.409242	12.711073	35.09%	11,218
2012	8.209463	9.409242	14.61%	10,442
2011	8.886272	8.209463	-7.62%	10,426
2010	6.985870	8.886272	27.20%	13,140
2009	5.023606	6.985870	39.06%	9,873
2008	10.541839	5.023606	-52.35%	13,017
2007	9.778805	10.541839	7.80%	23,517
2006	9.709344	9.778805	0.72%	25,412
2005	9.587807	9.709344	1.27%	29,622

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.331795	19.427169	-8.93%	1,682
2013	15.343220	21.331795	39.03%	1,716
2012	12.891323	15.343220	19.02%	1,747
2011	14.629121	12.891323	-11.88%	3,895
2010	10.930706	14.629121	33.84%	5,524
2009	6.814794	10.930706	60.40%	7,280
2008	11.445532	6.814794	-40.46%	5,027
2007	11.370804	11.445532	0.66%	5,242
2006	10.226987	11.370804	11.18%	4,032
2005	9.889940	10.226987	3.41%	7,509
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.356843	22.086005	8.49%	3,994
2013	15.249130	20.356843	33.50%	3,994
2012	13.366795	15.249130	14.08%	4,030
2011	13.640440	13.366795	-2.01%	6,663
2010	12.457755	13.640440	9.49%	6,663
2009	10.333820	12.457755	20.55%	6,270
2008	15.606841	10.333820	-33.79%	8,543
2007	14.734964	15.606841	5.92%	9,264
2006	12.419543	14.734964	18.64%	11,046
2005	11.848289	12.419543	4.82%	17,560
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.883196	14.818475	-0.43%	959
2013	11.844304	14.883196	25.66%	959
2012	10.377863	11.844304	14.13%	999
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.994028	22.232778	11.20%	0
2013	15.423673	19.994028	29.63%	0
2012	13.689520	15.423673	12.67%	0
2011	13.837289	13.689520	-1.07%	0
2010	12.421404	13.837289	11.40%	0
2009*	10.000000	12.421404	24.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.895004	14.362314	3.36%	0
2013	11.448043	13.895004	21.37%	0
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	7,480
2006*	10.000000	10.448212	4.48%	3,523

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.152136	11.525887	3.35%	956
2013	11.626980	11.152136	-4.08%	956
2012	11.251651	11.626980	3.34%	996
2011	10.809588	11.251651	4.09%	4,230
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	6,568
2008	10.573953	9.382348	-11.27%	3,315
2007	10.430304	10.573953	1.38%	1,135
2006*	10.000000	10.430304	4.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.151816	15.190783	0.26%	103
2013	11.963698	15.151816	26.65%	103
2012	9.953969	11.963698	20.19%	103
2011	11.148227	9.953969	-10.71%	103
2010	10.173918	11.148227	9.58%	103
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
2006*	10.000000	10.730389	7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.653806	14.526530	6.39%	3,259
2013	10.700274	13.653806	27.60%	3,259
2012	9.258052	10.700274	15.58%	3,311
2011	9.866054	9.258052	-6.16%	1,988
2010	8.478706	9.866054	16.36%	4,621
2009	6.205551	8.478706	36.63%	5,073
2008	11.299224	6.205551	-45.08%	6,328
2007	10.257600	11.299224	10.15%	7,333
2006*	10.000000	10.257600	2.58%	3,996
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.184579	13.222582	8.52%	291
2013	9.307720	12.184579	30.91%	291
2012	8.076510	9.307720	15.24%	291
2011	8.390989	8.076510	-3.75%	291
2010	7.680104	8.390989	9.26%	291
2009	5.969082	7.680104	28.66%	291
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.827707	-1.72%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.335328	12.940693	4.91%	0
2013	8.729324	12.335328	41.31%	4,080
2012	7.589381	8.729324	15.02%	0
2011	8.725708	7.589381	-13.02%	0
2010	7.681195	8.725708	13.60%	0
2009	5.100655	7.681195	50.59%	0
2008*	10.000000	5.100655	-48.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.769937	14.993858	8.89%	0
2013	10.079269	13.769937	36.62%	0
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.688335	14.892474	8.80%	0
2013	10.035019	13.688335	36.41%	0
2012	9.151616	10.035019	9.65%	0
2011	9.609219	9.151616	-4.76%	0
2010	7.899216	9.609219	21.65%	0
2009	6.112260	7.899216	29.24%	0
2008*	10.000000	6.112260	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.943689	12.352990	3.43%	0
2013	12.368161	11.943689	-3.43%	0
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.769615	12.129348	3.06%	345
2013	12.214926	11.769615	-3.65%	345
2012	11.543894	12.214926	5.81%	3,716
2011	11.036643	11.543894	4.60%	4,498
2010	10.498770	11.036643	5.12%	373
2009	9.820358	10.498770	6.91%	373
2008*	10.000000	9.820358	-1.80%	126
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.729470	13.143931	3.26%	171
2013	13.200346	12.729470	-3.57%	171
2012	12.517681	13.200346	5.45%	171
2011	11.989176	12.517681	4.41%	171
2010	11.263937	11.989176	6.44%	171
2009	9.826168	11.263937	14.63%	5,294
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.422821	23.594486	-7.19%	3,412
2013	25.712800	25.422821	-1.13%	2
2012	22.325347	25.712800	15.17%	2
2011	29.296506	22.325347	-23.80%	2
2010	25.672267	29.296506	14.12%	1,519
2009	15.989073	25.672267	60.56%	0
2008	38.605478	15.989073	-58.58%	0
2007	27.010025	38.605478	42.93%	0
2006	20.125433	27.010025	34.21%	1,818
2005	15.447087	20.125433	30.29%	1,818
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.486933	13.884567	2.95%	8,302
2013	14.278345	13.486933	-5.54%	8,147
2012	14.073507	14.278345	1.46%	17,196
2011	13.327526	14.073507	5.60%	24,970
2010	12.919546	13.327526	3.16%	29,848
2009	12.779374	12.919546	1.10%	18,531
2008	12.050318	12.779374	6.05%	17,228
2007	11.423325	12.050318	5.49%	16,222
2006	11.227530	11.423325	1.74%	21,512
2005	11.043399	11.227530	1.67%	20,139

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.990730	8.787660	-2.26%	318
2013	7.767974	8.990730	15.74%	318
2012	6.847862	7.767974	13.44%	318
2011	7.728306	6.847862	-11.39%	318
2010	6.946617	7.728306	11.25%	318
2009	5.450702	6.946617	27.44%	318
2008*	10.000000	5.450702	-45.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.277002	18.890755	3.36%	5,731
2013	14.589430	18.277002	25.28%	6,462
2012	12.786223	14.589430	14.10%	8,253
2011	13.518604	12.786223	-5.42%	8,253
2010	11.978917	13.518604	12.85%	8,543
2009	9.565238	11.978917	25.23%	15,642
2008	15.384111	9.565238	-37.82%	12,794
2007	14.748864	15.384111	4.31%	40,874
2006	12.818201	14.748864	15.06%	32,206
2005	12.062674	12.818201	6.26%	31,787
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.874829	15.315747	2.96%	0
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.410582	13.716355	2.28%	25,189
2013	12.993892	13.410582	3.21%	25,273
2012	12.549440	12.993892	3.54%	48,577
2011	12.383622	12.549440	1.34%	57,590
2010	11.878586	12.383622	4.25%	66,622
2009	11.060772	11.878586	7.39%	40,913
2008	11.954959	11.060772	-7.48%	61,248
2007	11.524069	11.954959	3.74%	67,361
2006	11.025390	11.524069	4.52%	89,099
2005	10.840030	11.025390	1.71%	90,743

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.272780	16.850610	3.55%	36,531
2013	14.172421	16.272780	14.82%	40,435
2012	12.991444	14.172421	9.09%	42,184
2011	13.200894	12.991444	-1.59%	51,832
2010	12.089245	13.200894	9.20%	79,233
2009	10.307241	12.089245	17.29%	99,734
2008	13.631611	10.307241	-24.39%	173,030
2007	13.105682	13.631611	4.01%	226,502
2006	11.954265	13.105682	9.63%	242,103
2005	11.525966	11.954265	3.72%	258,346
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.587845	18.173551	3.33%	8,151
2013	14.597997	17.587845	20.48%	7,785
2012	13.034745	14.597997	11.99%	20,025
2011	13.527219	13.034745	-3.64%	26,902
2010	12.177212	13.527219	11.09%	48,321
2009	9.943468	12.177212	22.46%	63,028
2008	14.721452	9.943468	-32.46%	60,558
2007	14.088023	14.721452	4.50%	91,737
2006	12.492682	14.088023	12.77%	112,390
2005	11.850697	12.492682	5.42%	108,403
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.075143	15.544880	3.12%	10,521
2013	13.858073	15.075143	8.78%	10,521
2012	13.029234	13.858073	6.36%	10,521
2011	12.966469	13.029234	0.48%	19,520
2010	12.136894	12.966469	6.84%	21,200
2009	10.761012	12.136894	12.79%	26,582
2008	12.866095	10.761012	-16.36%	36,082
2007	12.346339	12.866095	4.21%	48,070
2006	11.565999	12.346339	6.75%	59,272
2005	11.243219	11.565999	2.87%	99,098
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.954534	22.445127	7.11%	0
2013	15.569712	20.954534	34.59%	0
2012	13.325468	15.569712	16.84%	0
2011	13.844074	13.325468	-3.75%	0
2010	12.924568	13.844074	7.11%	0
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.699441	22.123474	6.88%	27,571
2013	15.427304	20.699441	34.17%	28,417
2012	13.232976	15.427304	16.58%	29,539
2011	13.784817	13.232976	-4.00%	26,956
2010	12.902816	13.784817	6.84%	34,289
2009*	10.000000	12.902816	29.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.048241	25.905822	7.72%	0
2013	18.359292	24.048241	30.99%	0
2012	15.875129	18.359292	15.65%	0
2011	16.545546	15.875129	-4.05%	0
2010	13.316628	16.545546	24.25%	0
2009	9.890848	13.316628	34.64%	0
2008	15.812673	9.890848	-37.45%	0
2007	14.934039	15.812673	5.88%	594
2006	13.803458	14.934039	8.19%	594
2005	12.506920	13.803458	10.37%	594
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.406594	24.083424	7.48%	1,947
2013	17.137066	22.406594	30.75%	2,610
2012	14.843294	17.137066	15.45%	2,674
2011	15.491435	14.843294	-4.18%	8,383
2010	12.501525	15.491435	23.92%	8,781
2009	9.302751	12.501525	34.39%	11,924
2008	14.907941	9.302751	-37.60%	13,021
2007	14.104203	14.907941	5.70%	15,052
2006	13.053887	14.104203	8.05%	17,203
2005	11.849007	13.053887	10.17%	15,160
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.775745	9.624225	-1.55%	12,547
2013	9.929654	9.775745	-1.55%	12,547
2012	10.086412	9.929654	-1.55%	14,131
2011	10.244765	10.086412	-1.55%	7,013
2010	10.406045	10.244765	-1.55%	7,813
2009	10.565443	10.406045	-1.51%	51,368
2008	10.515824	10.565443	0.47%	80,960
2007	10.193741	10.515824	3.16%	71,045
2006	9.905063	10.193741	2.91%	38,979
2005	9.799130	9.905063	1.08%	29,239
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.975582	10.659366	-2.88%	0
2013	9.207623	10.975582	19.20%	0
2012	8.096336	9.207623	13.73%	0
2011	9.099245	8.096336	-11.02%	0
2010	8.121240	9.099245	12.04%	0
2009	6.060724	8.121240	34.00%	0
2008*	10.000000	6.060724	-39.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.010884	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.994425	-10.06%	169

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.122740	14.230439	8.44%	0
2013	9.916584	13.122740	32.33%	0
2012	8.673194	9.916584	14.34%	0
2011	9.103739	8.673194	-4.73%	0
2010	8.015864	9.103739	13.57%	0
2009	6.294480	8.015864	27.35%	0
2008*	10.000000	6.294480	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.446089	13.508297	8.53%	5,897
2013	9.362511	12.446089	32.94%	10,499
2012	8.087528	9.362511	15.76%	6,952
2011	8.747553	8.087528	-7.55%	14,117
2010	7.880723	8.747553	11.00%	17,257
2009	6.282625	7.880723	25.44%	34,003
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.962704	14.257593	2.11%	0
2013	10.232209	13.962704	36.46%	3,589
2012	9.066008	10.232209	12.86%	4,089
2011	9.637421	9.066008	-5.93%	0
2010	7.740305	9.637421	24.51%	0
2009	6.204977	7.740305	24.74%	0
2008*	10.000000	6.204977	-37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.885793	17.149372	15.21%	0
2013	11.144104	14.885793	33.58%	0
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.209183	15.353485	0.95%	1,086
2013	10.731836	15.209183	41.72%	1,086
2012	9.639140	10.731836	11.34%	1,086
2011	9.875639	9.639140	-2.39%	1,086
2010	8.018082	9.875639	23.17%	7,197
2009	6.403440	8.018082	25.22%	2,860
2008	12.166155	6.403440	-47.37%	3,578
2007	11.286483	12.166155	7.79%	3,578
2006	11.131397	11.286483	1.39%	3,381
2005	10.494338	11.131397	6.07%	2,533

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	23.233359	24.479430	5.36%	0
2013	16.808300	23.233359	38.23%	0
2012	14.175320	16.808300	18.57%	0
2011	15.167118	14.175320	-6.54%	0
2010	12.168360	15.167118	24.64%	0
2009	9.792769	12.168360	24.26%	0
2008	14.661089	9.792769	-33.21%	0
2007	15.996054	14.661089	-8.35%	0
2006	13.851719	15.996054	15.48%	0
2005	13.649711	13.851719	1.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.985245	22.057671	5.11%	2,481
2013	15.222728	20.985245	37.85%	2,891
2012	12.853123	15.222728	18.44%	3,324
2011	13.808073	12.853123	-6.92%	5,354
2010	11.089422	13.808073	24.52%	15,177
2009	8.949626	11.089422	23.91%	11,364
2008	13.428075	8.949626	-33.35%	335
2007	14.703631	13.428075	-8.68%	1,071
2006	12.753964	14.703631	15.29%	3,613
2005	12.603640	12.753964	1.19%	5,763
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	23.906453	23.727724	-0.75%	0
2013	17.233110	23.906453	38.72%	0
2012	15.155539	17.233110	13.71%	0
2011	16.299792	15.155539	-7.02%	0
2010	13.211177	16.299792	23.38%	0
2009	9.962119	13.211177	32.61%	0
2008	16.371285	9.962119	-39.15%	0
2007	16.283289	16.371285	0.54%	0
2006	14.761857	16.283289	10.31%	0
2005	13.349292	14.761857	10.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.824764	23.585862	-1.00%	6,449
2013	17.217710	23.824764	38.37%	6,685
2012	15.178252	17.217710	13.44%	6,738
2011	16.366531	15.178252	-7.26%	4,032
2010	13.301381	16.366531	23.04%	5,091
2009	10.050460	13.301381	32.35%	5,793
2008	16.560828	10.050460	-39.31%	8,734
2007	16.510220	16.560828	0.31%	14,061
2006	15.005949	16.510220	10.02%	15,286
2005	13.607722	15.005949	10.28%	12,995

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.779573	14.068178	10.08%	0
2013	9.924829	12.779573	28.76%	0
2012	8.855234	9.924829	12.08%	0
2011	8.960472	8.855234	-1.17%	0
2010	8.038491	8.960472	11.47%	0
2009	6.503084	8.038491	23.61%	0
2008	11.313264	6.503084	-42.52%	0
2007	10.651572	11.313264	6.21%	0
2006*	10.000000	10.651572	6.52%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.006272	13.935441	26.61%	2,042
2013	10.885630	11.006272	1.11%	2,042
2012	9.566744	10.885630	13.79%	2,107
2011	9.155055	9.566744	4.50%	1,017
2010	7.162981	9.155055	27.81%	4,896
2009	5.574716	7.162981	28.49%	1,235
2008*	10.000000	5.574716	-44.25%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.480927	10.369443	-1.06%	180
2013	10.634719	10.480927	-1.45%	180
2012	10.434896	10.634719	1.91%	180
2011	10.462925	10.434896	-0.27%	180
2010	10.376547	10.462925	0.83%	11,565
2009	9.840303	10.376547	5.45%	180
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.521805	20.127828	8.67%	0
2013	13.672110	18.521805	35.47%	0
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
2006	11.852772	13.268612	11.95%	1,238
2005	11.266289	11.852772	5.21%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	22.242765	22.399940	0.71%	0
2013	17.746712	22.242765	25.33%	0
2012	14.865563	17.746712	19.38%	0
2011	16.464119	14.865563	-9.71%	0
2010	14.420827	16.464119	14.17%	0
2009	10.479849	14.420827	37.61%	0
2008	17.797809	10.479849	-41.12%	0
2007	17.004983	17.797809	4.66%	0
2006	14.675548	17.004983	15.87%	0
2005	13.040128	14.675548	12.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.591682	21.694040	0.47%	7,336
2013	17.270102	21.591682	25.02%	1,882
2012	14.503926	17.270102	19.07%	1,882
2011	16.105184	14.503926	-9.94%	1,882
2010	14.138379	16.105184	13.91%	1,882
2009	10.305353	14.138379	37.19%	7,942
2008	17.543236	10.305353	-41.26%	14,225
2007	16.799349	17.543236	4.43%	14,611
2006	14.538652	16.799349	15.55%	19,136
2005	12.946559	14.538652	12.30%	19,222
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.980348	10.104569	1.24%	0
2013	10.150915	9.980348	-1.68%	0
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.779378	17.939893	0.90%	2,484
2013	18.125834	17.779378	-1.91%	2,439
2012	16.272189	18.125834	11.39%	2,417
2011	16.421132	16.272189	-0.91%	2,622
2010	14.532733	16.421132	12.99%	2,748
2009	12.466621	14.532733	16.57%	2,685
2008	14.807879	12.466621	-15.81%	4,336
2007	13.730686	14.807879	7.85%	6,858
2006	13.005504	13.730686	5.58%	7,984
2005	12.890134	13.005504	0.90%	9,405
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.018701	-9.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.613849	18.057491	8.69%	5,160
2013	12.838925	16.613849	29.40%	5,689
2012	11.183943	12.838925	14.80%	6,306
2011	11.395505	11.183943	-1.86%	7,508
2010	9.993284	11.395505	14.03%	8,615
2009	7.930540	9.993284	26.01%	9,682
2008	13.125417	7.930540	-39.58%	12,564
2007	12.801715	13.125417	2.53%	17,994
2006	11.330500	12.801715	12.98%	19,730
2005	10.883564	11.330500	4.11%	22,962
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	25.877231	28.516346	10.20%	0
2013	18.639296	25.877231	38.83%	0
2012	16.047013	18.639296	16.15%	0
2011	16.667918	16.047013	-3.73%	0
2010	13.719011	16.667918	21.50%	0
2009	10.157063	13.719011	35.07%	0
2008	16.595131	10.157063	-38.79%	0
2007	17.064308	16.595131	-2.75%	0
2006	15.071787	17.064308	13.22%	0
2005	13.926691	15.071787	8.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.864828	16.340008	9.92%	0
2013	10.737018	14.864828	38.44%	0
2012	9.268665	10.737018	15.84%	0
2011	9.644118	9.268665	-3.89%	0
2010	7.960454	9.644118	21.15%	0
2009	5.907088	7.960454	34.76%	0
2008	9.678450	5.907088	-38.97%	0
2007	9.970470	9.678450	-2.93%	0
2006*	10.000000	9.970470	-0.30%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	0
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.511662	11.418032	-0.81%	1,427
2013	11.720122	11.511662	-1.78%	1,427
2012	11.257793	11.720122	4.11%	1,486
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.790864	20.485161	9.02%	0
2013	14.067617	18.790864	33.58%	0
2012	11.994236	14.067617	17.29%	0
2011	12.775674	11.994236	-6.12%	824
2010	11.345457	12.775674	12.61%	1,140
2009	8.877511	11.345457	27.80%	1,178
2008	14.709772	8.877511	-39.65%	1,210
2007	15.903032	14.709772	-7.50%	1,277
2006	13.935435	15.903032	14.12%	271
2005	13.450952	13.935435	3.60%	25
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.777790	14.480406	-8.22%	0
2013	12.513462	15.777790	26.09%	0
2012	10.425944	12.513462	20.02%	0
2011	12.748786	10.425944	-18.22%	0
2010	11.769357	12.748786	8.32%	0
2009	9.591854	11.769357	22.70%	0
2008	17.383373	9.591854	-44.82%	0
2007	16.295155	17.383373	6.68%	0
2006	12.958826	16.295155	25.75%	0
2005	11.731315	12.958826	10.46%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.167252	21.554773	1.83%	0
2013	15.400554	21.167252	37.44%	0
2012	13.315099	15.400554	15.66%	0
2011	14.195273	13.315099	-6.20%	0
2010	11.444790	14.195273	24.03%	0
2009	8.838125	11.444790	29.49%	0
2008	14.805031	8.838125	-40.30%	0
2007	17.231207	14.805031	-14.08%	0
2006	14.921148	17.231207	15.48%	0
2005	14.159691	14.921148	5.38%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.899304	19.334904	8.02%	203
2013	12.649776	17.899304	41.50%	203
2012	11.248893	12.649776	12.45%	203
2011	13.908160	11.248893	-19.12%	1,829
2010	11.694683	13.908160	18.93%	6,595
2009	7.247719	11.694683	61.36%	7,097
2008	11.691682	7.247719	-38.01%	2,028
2007	11.255424	11.691682	3.88%	2,161
2006	10.842793	11.255424	3.81%	1,952
2005	10.419822	10.842793	4.06%	2,023
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.206768	12.926754	5.90%	0
2013	12.471297	12.206768	-2.12%	0
2012	11.601585	12.471297	7.50%	0
2011	11.179657	11.601585	3.77%	0
2010	10.626812	11.179657	5.20%	0
2009	9.868405	10.626812	7.69%	0
2008	11.194198	9.868405	-11.84%	0
2007	10.807431	11.194198	3.58%	78
2006	10.599662	10.807431	1.96%	78
2005	10.358581	10.599662	2.33%	78
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.576837	8.423515	-20.36%	0
2013	9.719512	10.576837	8.82%	0
2012*	10.000000	9.719512	-2.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	0
2012	15.315916	16.264758	6.20%	764
2011	16.306131	15.315916	-6.07%	764
2010	13.064835	16.306131	24.81%	764
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.066424	18.353527	7.54%	1,424
2013	12.886152	17.066424	32.44%	1,711
2012	11.169953	12.886152	15.36%	2,348
2011	10.701578	11.169953	4.38%	3,801
2010	9.641479	10.701578	11.00%	5,172
2009	8.141536	9.641479	18.42%	9,654
2008	13.951751	8.141536	-41.65%	13,578
2007	13.522612	13.951751	3.17%	24,083
2006	11.746786	13.522612	15.12%	24,773
2005	11.412717	11.746786	2.93%	25,906
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.348980	15.968421	-7.96%	4,737
2013	14.365743	17.348980	20.77%	4,774
2012	12.785103	14.365743	12.36%	4,886
2011	16.127664	12.785103	-20.73%	5,062
2010	15.714091	16.127664	2.63%	5,878
2009	11.885853	15.714091	32.21%	9,203
2008	25.856845	11.885853	-54.03%	14,364
2007	24.890155	25.856845	3.88%	15,207
2006	18.719533	24.890155	32.96%	15,512
2005	16.325904	18.719533	14.66%	17,468
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.971617	16.770995	12.02%	4,254
2013	11.105886	14.971617	34.81%	3,056
2012	9.719774	11.105886	14.26%	3,056
2011	10.211697	9.719774	-5.29%	2,600
2010	9.448693	10.211697	8.08%	2,464
2009	7.003584	9.448693	34.91%	2,808
2008	11.827488	7.003584	-40.79%	5,527
2007	10.580405	11.827488	11.79%	6,974
2006	10.821365	10.580405	-2.23%	6,716
2005	9.575494	10.821365	13.01%	14,633

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	27.092363	29.043797	7.20%	3,719
2013	20.004091	27.092363	35.43%	3,766
2012	17.160666	20.004091	16.57%	3,978
2011	19.084678	17.160666	-10.08%	3,959
2010	15.320972	19.084678	24.57%	4,465
2009	10.914315	15.320972	40.38%	9,030
2008	17.263299	10.914315	-36.78%	16,897
2007	17.281568	17.263299	-0.11%	16,118
2006	15.377862	17.281568	12.38%	16,649
2005	14.655318	15.377862	4.93%	21,842
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.030474	15.075762	0.30%	545
2013	13.350274	15.030474	12.59%	545
2012	12.338136	13.350274	8.20%	545
2011	13.012002	12.338136	-5.18%	545
2010	12.047512	13.012002	8.01%	545
2009*	10.000000	12.047512	20.48%	2,069
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.957784	25.816221	3.44%	0
2013	18.024673	24.957784	38.46%	0
2012	15.826981	18.024673	13.89%	0
2011	15.993802	15.826981	-1.04%	0
2010	12.917443	15.993802	23.82%	0
2009	10.499785	12.917443	23.03%	0
2008	15.445658	10.499785	-32.02%	0
2007	15.801708	15.445658	-2.25%	0
2006	14.035313	15.801708	12.59%	0
2005	13.300763	14.035313	5.52%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.577434	18.506642	11.64%	0
2013	12.540091	16.577434	32.20%	0
2012	11.381548	12.540091	10.18%	0
2011	11.462920	11.381548	-0.71%	0
2010	10.145967	11.462920	12.98%	0
2009	7.708778	10.145967	31.62%	0
2008	11.947102	7.708778	-35.48%	0
2007	11.265359	11.947102	6.05%	0
2006	10.483470	11.265359	7.46%	0
2005	10.281699	10.483470	1.96%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.152226	20.259642	11.61%	0
2013	13.972246	18.152226	29.92%	0
2012	12.269069	13.972246	13.88%	0
2011	12.238356	12.269069	0.25%	0
2010	10.830196	12.238356	13.00%	0
2009	8.712043	10.830196	24.31%	0
2008	14.085584	8.712043	-38.15%	0
2007	13.601096	14.085584	3.56%	0
2006	11.966974	13.601096	13.66%	0
2005	11.616017	11.966974	3.02%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.086572	22.355266	11.29%	0
2013	15.499025	20.086572	29.60%	0
2012	13.640792	15.499025	13.62%	14,318
2011	13.641088	13.640792	0.00%	14,318
2010	12.103302	13.641088	12.71%	14,318
2009	9.758522	12.103302	24.03%	15,636
2008	15.822529	9.758522	-38.33%	27,449
2007	15.316694	15.822529	3.30%	32,055
2006	13.510602	15.316694	13.37%	32,464
2005	13.146761	13.510602	2.77%	32,906
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.891704	-1.08%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.422897	21.590392	0.78%	10,307
2013	20.398546	21.422897	5.02%	10,562
2012	18.136415	20.398546	12.47%	10,838
2011	17.565908	18.136415	3.25%	26,231
2010	15.606720	17.565908	12.55%	29,529
2009	10.401808	15.606720	50.04%	16,020
2008	14.303607	10.401808	-27.28%	19,394
2007	14.088671	14.303607	1.53%	20,393
2006	12.948753	14.088671	8.80%	31,431
2005	12.866475	12.948753	0.64%	39,176
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.675012	12.306242	-2.91%	1,793
2013	11.093477	12.675012	14.26%	1,974
2012	10.246859	11.093477	8.26%	1,872
2011	11.020213	10.246859	-7.02%	3,159
2010	9.910183	11.020213	11.20%	4,677
2009	8.891775	9.910183	11.45%	2,526
2008	12.848275	8.891775	-30.79%	2,435
2007	11.910009	12.848275	7.88%	2,349
2006	10.453364	11.910009	13.93%	2,432
2005	10.445777	10.453364	0.07%	2,483

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.653208	14.965679	2.13%	0
2013	14.738931	14.653208	-0.58%	0
2012	13.651931	14.738931	7.96%	0
2011	13.565046	13.651931	0.64%	0
2010	12.705084	13.565046	6.77%	0
2009	10.720802	12.705084	18.51%	0
2008	11.751573	10.720802	-8.77%	0
2007	11.333522	11.751573	3.69%	0
2006	11.057929	11.333522	2.49%	0
2005	11.093317	11.057929	-0.32%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.387353	14.654477	1.86%	3,783
2013	14.512384	14.387353	-0.86%	3,817
2012	13.475945	14.512384	7.69%	5,681
2011	13.427213	13.475945	0.36%	4,980
2010	12.601811	13.427213	6.55%	8,079
2009	10.658382	12.601811	18.23%	11,744
2008	11.716643	10.658382	-9.03%	16,215
2007	11.326011	11.716643	3.45%	33,529
2006	11.075534	11.326011	2.26%	29,805
2005	11.145122	11.075534	-0.62%	32,213
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.925228	15.521428	3.99%	0
2013	13.128691	14.925228	13.68%	0
2012	11.867994	13.128691	10.62%	0
2011	12.393722	11.867994	-4.24%	0
2010	11.034696	12.393722	12.32%	0
2009	8.697102	11.034696	26.88%	0
2008	12.417435	8.697102	-29.96%	0
2007	10.940202	12.417435	13.50%	0
2006	10.367483	10.940202	5.52%	0
2005	10.137395	10.367483	2.27%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.850517	14.383735	3.85%	0
2013	12.203728	13.850517	13.49%	1,518
2012	11.050547	12.203728	10.44%	1,518
2011	11.555243	11.050547	-4.37%	1,518
2010	10.304220	11.555243	12.14%	1,518
2009	8.132681	10.304220	26.70%	1,518
2008	11.625610	8.132681	-30.05%	1,518
2007	10.258918	11.625610	13.32%	1,518
2006	9.730875	10.258918	5.43%	1,518
2005	9.528407	9.730875	2.12%	1,518

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.240139	13.777466	4.06%	0
2013	10.998506	13.240139	20.38%	0
2012	9.691455	10.998506	13.49%	0
2011	10.506944	9.691455	-7.76%	0
2010	9.190909	10.506944	14.32%	0
2009	7.033960	9.190909	30.66%	0
2008	11.148267	7.033960	-36.91%	0
2007	9.531478	11.148267	16.96%	0
2006	9.065170	9.531478	5.14%	0
2005	8.875650	9.065170	2.14%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	12.061846	12.527989	3.86%	614
2013	10.040226	12.061846	20.14%	641
2012	8.864139	10.040226	13.27%	665
2011	9.630111	8.864139	-7.95%	690
2010	8.434980	9.630111	14.17%	721
2009	6.473913	8.434980	30.29%	746
2008	10.270890	6.473913	-36.97%	768
2007	8.801518	10.270890	16.69%	819
2006	8.380699	8.801518	5.02%	1,806
2005	8.223411	8.380699	1.91%	1,806
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	15.091026	16.348065	8.33%	0
2013	12.833863	15.091026	17.59%	0
2012	11.346444	12.833863	13.11%	0
2011	11.983356	11.346444	-5.31%	0
2010	10.321384	11.983356	16.10%	0
2009	7.581228	10.321384	36.14%	0
2008	11.677747	7.581228	-35.08%	0
2007	10.898795	11.677747	7.15%	0
2006	9.920791	10.898795	9.86%	0
2005	9.546141	9.920791	3.92%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.466858	16.744187	8.26%	2,636
2013	13.177345	15.466858	17.37%	4,281
2012	11.663512	13.177345	12.98%	4,641
2011	12.324296	11.663512	-5.36%	4,791
2010	10.635986	12.324296	15.87%	4,955
2009	7.814267	10.635986	36.11%	5,125
2008	12.059687	7.814267	-35.20%	5,320
2007	11.273813	12.059687	6.97%	6,571
2006	10.275101	11.273813	9.72%	10,142
2005	9.894860	10.275101	3.84%	10,606

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.634923	14.877175	9.11%	0
2013	10.012655	13.634923	36.18%	0
2012	8.299593	10.012655	20.64%	0
2011	8.666971	8.299593	-4.24%	0
2010	7.460159	8.666971	16.18%	0
2009	5.578077	7.460159	33.74%	0
2008	9.639075	5.578077	-42.13%	0
2007	9.162140	9.639075	5.21%	0
2006	8.167728	9.162140	12.17%	0
2005	6.860697	8.167728	19.05%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.356759	14.544046	8.89%	1,602
2013	9.818090	13.356759	36.04%	228
2012	8.162165	9.818090	20.29%	228
2011	8.530743	8.162165	-4.32%	228
2010	7.347797	8.530743	16.10%	954
2009	5.499204	7.347797	33.62%	954
2008	9.528641	5.499204	-42.29%	1,070
2007	9.073787	9.528641	5.01%	1,228
2006	8.101693	9.073787	12.00%	1,258
2005	6.822370	8.101693	18.75%	1,288
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.369316	16.431076	6.91%	0
2013	12.201283	15.369316	25.96%	0
2012	10.581418	12.201283	15.31%	0
2011	10.661560	10.581418	-0.75%	0
2010	9.414347	10.661560	13.25%	0
2009	7.357803	9.414347	27.95%	0
2008	13.051181	7.357803	-43.62%	0
2007	13.079150	13.051181	-0.21%	0
2006	11.068633	13.079150	18.16%	0
2005	10.635699	11.068633	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.432395	17.540580	6.74%	6,359
2013	13.064084	16.432395	25.78%	8,349
2012	11.342512	13.064084	15.18%	11,987
2011	11.451578	11.342512	-0.95%	15,455
2010	10.126981	11.451578	13.08%	21,150
2009	7.923737	10.126981	27.81%	27,850
2008	14.081481	7.923737	-43.73%	32,632
2007	14.131886	14.081481	-0.36%	44,355
2006	11.974577	14.131886	18.02%	50,728
2005	11.526633	11.974577	3.89%	50,336

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.182444	15.405045	8.62%	0
2013	10.799466	14.182444	31.33%	0
2012	9.269695	10.799466	16.50%	0
2011	9.274087	9.269695	-0.05%	0
2010	8.219576	9.274087	12.83%	0
2009	6.569031	8.219576	25.13%	0
2008	11.465979	6.569031	-42.71%	0
2007	10.404771	11.465979	10.20%	0
2006	9.356161	10.404771	11.21%	0
2005	8.842224	9.356161	5.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.311311	15.522609	8.46%	9,459
2013	10.914829	14.311311	31.12%	9,794
2012	9.380926	10.914829	16.35%	10,349
2011	9.405334	9.380926	-0.26%	9,704
2010	8.344275	9.405334	12.72%	10,312
2009	6.676315	8.344275	24.98%	13,916
2008	11.677927	6.676315	-42.83%	17,444
2007	10.610638	11.677927	10.06%	18,685
2006	9.554394	10.610638	11.06%	19,317
2005	9.040298	9.554394	5.69%	19,671
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.919427	14.135045	9.41%	0
2013	9.639537	12.919427	34.03%	517
2012	8.552614	9.639537	12.71%	517
2011	8.679131	8.552614	-1.46%	517
2010	7.109761	8.679131	22.07%	539
2009	5.638305	7.109761	26.10%	539
2008	10.859663	5.638305	-48.08%	539
2007	8.699551	10.859663	24.83%	539
2006	8.283021	8.699551	5.03%	539
2005	7.965428	8.283021	3.99%	539
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.907207	10.822321	9.24%	5,997
2013	7.403072	9.907207	33.83%	8,489
2012	6.576518	7.403072	12.57%	9,274
2011	6.685398	6.576518	-1.63%	18,733
2010	5.485147	6.685398	21.88%	19,526
2009	4.356142	5.485147	25.92%	23,993
2008	8.401970	4.356142	-48.15%	31,685
2007	6.741914	8.401970	24.62%	58,123
2006	6.428722	6.741914	4.87%	55,368
2005	6.192218	6.428722	3.82%	56,788

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.668529	13.594362	-0.54%	0
2013	13.120113	13.668529	4.18%	0
2012	11.676381	13.120113	12.36%	0
2011	11.417544	11.676381	2.27%	0
2010	10.197159	11.417544	11.97%	0
2009	7.207705	10.197159	41.48%	0
2008	9.774914	7.207705	-26.26%	0
2007	9.677626	9.774914	1.01%	0
2006	8.845774	9.677626	9.40%	0
2005	8.767976	8.845774	0.89%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.556492	14.453110	-0.71%	1,075
2013	13.995670	14.556492	4.01%	1,084
2012	12.480138	13.995670	12.14%	1,091
2011	12.228197	12.480138	2.06%	1,674
2010	10.932229	12.228197	11.85%	2,628
2009	7.744032	10.932229	41.17%	5,191
2008	10.513144	7.744032	-26.34%	7,607
2007	10.420123	10.513144	0.89%	25,644
2006	9.537576	10.420123	9.25%	26,717
2005	9.473189	9.537576	0.68%	30,535
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.928269	15.565325	11.75%	0
2013	10.703477	13.928269	30.13%	733
2012	9.384348	10.703477	14.06%	733
2011	9.346063	9.384348	0.41%	733
2010	8.257396	9.346063	13.18%	765
2009	6.628150	8.257396	24.58%	765
2008	10.691951	6.628150	-38.01%	765
2007	10.306169	10.691951	3.74%	765
2006	9.049819	10.306169	13.88%	765
2005	8.773332	9.049819	3.15%	765
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	17.117198	17.824927	4.13%	0
2013	17.710362	17.117198	-3.35%	0
2012	16.996532	17.710362	4.20%	0
2011	16.091970	16.996532	5.62%	0
2010	15.169617	16.091970	6.08%	0
2009	13.321638	15.169617	13.87%	0
2008	13.992947	13.321638	-4.80%	0
2007	13.629214	13.992947	2.67%	218
2006	13.272964	13.629214	2.68%	676
2005	13.198905	13.272964	0.56%	691

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	50.396549	52.662922	4.50%	0
2013	37.641221	50.396549	33.89%	0
2012	33.337285	37.641221	12.91%	0
2011	37.944960	33.337285	-12.14%	0
2010	29.961500	37.944960	26.65%	0
2009	21.746635	29.961500	37.78%	0
2008	36.535499	21.746635	-40.48%	0
2007	32.153232	36.535499	13.63%	0
2006	29.020806	32.153232	10.79%	0
2005	24.949349	29.020806	16.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.104567	32.452987	4.34%	3,847
2013	23.265015	31.104567	33.70%	4,055
2012	20.638654	23.265015	12.73%	4,602
2011	23.526971	20.638654	-12.28%	6,616
2010	18.596022	23.526971	26.52%	11,651
2009	13.522758	18.596022	37.52%	18,177
2008	22.755860	13.522758	-40.57%	25,590
2007	20.052199	22.755860	13.48%	36,640
2006	18.128826	20.052199	10.61%	45,269
2005	15.610305	18.128826	16.13%	62,556
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.151152	10.973833	-1.59%	0
2013	11.329182	11.151152	-1.57%	0
2012	11.498267	11.329182	-1.47%	0
2011	11.671972	11.498267	-1.49%	0
2010	11.833005	11.671972	-1.36%	0
2009	11.939341	11.833005	-0.89%	0
2008	11.776824	11.939341	1.38%	17,329
2007	11.379864	11.776824	3.49%	4,585
2006	11.025175	11.379864	3.22%	0
2005	10.873037	11.025175	1.40%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.740150	13.320588	-9.63%	0
2013	11.489545	14.740150	28.29%	0
2012	9.686950	11.489545	18.61%	0
2011	11.893243	9.686950	-18.55%	0
2010	10.696694	11.893243	11.19%	0
2009	8.597601	10.696694	24.41%	0
2008	15.565504	8.597601	-44.77%	0
2007	13.497484	15.565504	15.32%	0
2006	11.629234	13.497484	16.07%	0
2005	9.933233	11.629234	17.07%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.666467	10.527312	-9.76%	1,189
2013	9.108383	11.666467	28.08%	1,316
2012	7.689753	9.108383	18.45%	1,473
2011	9.453933	7.689753	-18.66%	1,608
2010	8.515102	9.453933	11.03%	1,795
2009	6.855931	8.515102	24.20%	5,083
2008	12.433301	6.855931	-44.86%	5,267
2007	10.795578	12.433301	15.17%	5,455
2006	9.315081	10.795578	15.89%	7,289
2005	7.969239	9.315081	16.89%	7,477
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.739307	18.333696	9.52%	0
2013	12.858907	16.739307	30.18%	0
2012	10.818104	12.858907	18.86%	0
2011	11.281298	10.818104	-4.11%	0
2010	9.737823	11.281298	15.85%	0
2009	6.952270	9.737823	40.07%	0
2008	13.214213	6.952270	-47.39%	0
2007	13.167799	13.214213	0.35%	0
2006	11.680987	13.167799	12.73%	0
2005	11.189722	11.680987	4.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.423987	17.956078	9.33%	0
2013	12.627265	16.423987	30.07%	0
2012	10.645487	12.627265	18.62%	0
2011	11.115971	10.645487	-4.23%	0
2010	9.612804	11.115971	15.64%	0
2009	6.874582	9.612804	39.83%	0
2008	13.084096	6.874582	-47.46%	0
2007	13.055110	13.084096	0.22%	0
2006	11.596002	13.055110	12.58%	1,307
2005	11.134117	11.596002	4.15%	1,307
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.006044	23.103109	4.99%	0
2013	17.144136	22.006044	28.36%	0
2012	13.708373	17.144136	25.06%	0
2011	15.283186	13.708373	-10.30%	0
2010	12.282255	15.283186	24.43%	0
2009	7.930256	12.282255	54.88%	0
2008	16.507252	7.930256	-51.96%	0
2007	15.887483	16.507252	3.90%	0
2006	13.894538	15.887483	14.34%	0
2005	13.768091	13.894538	0.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.448769	21.432120	4.81%	791
2013	15.962858	20.448769	28.10%	841
2012	12.767504	15.962858	25.03%	1,250
2011	14.263853	12.767504	-10.49%	1,284
2010	11.473660	14.263853	24.32%	2,715
2009	7.419688	11.473660	54.64%	3,501
2008	15.479408	7.419688	-52.07%	7,806
2007	14.920617	15.479408	3.75%	13,154
2006	13.070238	14.920617	14.16%	13,926
2005	12.967456	13.070238	0.79%	13,991
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.844214	21.285262	7.26%	0
2013	15.506715	19.844214	27.97%	0
2012	14.048912	15.506715	10.38%	0
2011	13.431579	14.048912	4.60%	0
2010	11.286424	13.431579	19.01%	0
2009	9.747301	11.286424	15.79%	0
2008	13.559287	9.747301	-28.11%	0
2007	14.121904	13.559287	-3.98%	0
2006	12.220949	14.121904	15.55%	0
2005	11.977998	12.220949	2.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.578164	16.290627	-12.31%	0
2013	15.315611	18.578164	21.30%	0
2012	13.124527	15.315611	16.69%	0
2011	14.893183	13.124527	-11.88%	0
2010	13.926978	14.893183	6.94%	0
2009	10.305266	13.926978	35.14%	0
2008	17.523792	10.305266	-41.19%	0
2007	15.381681	17.523792	13.93%	0
2006	12.844170	15.381681	19.76%	0
2005	11.814674	12.844170	8.71%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.244613	16.226051	6.44%	3,414
2013	11.082178	15.244613	37.56%	3,546
2012	9.932155	11.082178	11.58%	3,995
2011	10.782362	9.932155	-7.89%	5,227
2010	9.164480	10.782362	17.65%	6,618
2009	5.622615	9.164480	62.99%	10,590
2008	11.229637	5.622615	-49.93%	11,727
2007	9.784685	11.229637	14.77%	15,984
2006	9.689045	9.784685	0.99%	16,672
2005	9.147438	9.689045	5.92%	18,689
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.331584	19.679849	7.35%	3,755
2013	13.733238	18.331584	33.48%	2,797
2012	11.736042	13.733238	17.02%	5,246
2011	12.183322	11.736042	-3.67%	9,865
2010	10.701586	12.183322	13.85%	11,314
2009	8.469600	10.701586	26.35%	14,597
2008	13.407747	8.469600	-36.83%	24,470
2007	13.951808	13.407747	-3.90%	29,834
2006	12.217707	13.951808	14.19%	32,260
2005	11.925671	12.217707	2.45%	37,088
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.061222	16.027526	6.42%	0
2013	11.842260	15.061222	27.18%	0
2012	10.568177	11.842260	12.06%	0
2011	10.746456	10.568177	-1.66%	0
2010	9.968552	10.746456	7.80%	0
2009	7.896187	9.968552	26.25%	0
2008	11.487246	7.896187	-31.26%	0
2007	10.798560	11.487246	6.38%	0
2006*	10.000000	10.798560	7.99%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.781918	15.686701	6.12%	1,934
2013	11.650909	14.781918	26.87%	1,934
2012	10.422003	11.650909	11.79%	1,934
2011	10.622302	10.422003	-1.89%	1,934
2010	9.881033	10.622302	7.50%	1,934
2009	7.846153	9.881033	25.93%	2,024
2008	11.443855	7.846153	-31.44%	3,693
2007	10.781507	11.443855	6.14%	5,432
2006*	10.000000	10.781507	7.82%	9,793

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	22.387510	22.049075	-1.51%	197
2013	19.164336	22.387510	16.82%	251
2012	16.898792	19.164336	13.41%	461
2011	18.464123	16.898792	-8.48%	572
2010	16.663187	18.464123	10.81%	799
2009	12.551951	16.663187	32.75%	1,323
2008	21.456049	12.551951	-41.50%	1,614
2007	19.054010	21.456049	12.61%	2,060
2006	15.141344	19.054010	25.84%	2,233
2005	13.072600	15.141344	15.83%	2,531
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.378132	19.913568	2.76%	0
2013	15.287956	19.378132	26.75%	0
2012	14.003095	15.287956	9.18%	0
2011	15.199801	14.003095	-7.87%	0
2010	13.536435	15.199801	12.29%	0
2009	10.564701	13.536435	28.13%	0
2008	15.020494	10.564701	-29.66%	0
2007	13.935338	15.020494	7.79%	0
2006	12.730146	13.935338	9.47%	0
2005	12.020998	12.730146	5.90%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.105853	13.932597	6.31%	0
2013	9.720749	13.105853	34.82%	0
2012*	10.000000	9.720749	-2.79%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.689770	15.558006	-6.78%	635
2013	13.554536	16.689770	23.13%	648
2012	11.558890	13.554536	17.27%	547
2011	12.658677	11.558890	-8.69%	547
2010	11.837444	12.658677	6.94%	2,208
2009*	10.000000	11.837444	18.37%	3,764
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.434032	-5.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.634581	13.496446	6.82%	4,520
2013	9.357371	12.634581	35.02%	7,006
2012	8.168370	9.357371	14.56%	7,464
2011	8.846287	8.168370	-7.66%	9,736
2010	6.957973	8.846287	27.14%	10,312
2009	5.006080	6.957973	38.99%	12,029
2008	10.510418	5.006080	-52.37%	23,994
2007	9.754635	10.510418	7.75%	43,495
2006	9.690255	9.754635	0.66%	44,694
2005	9.573808	9.690255	1.22%	48,095
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.203454	19.300470	-8.97%	1,389
2013	15.258656	21.203454	38.96%	2,837
2012	12.826805	15.258656	18.96%	1,283
2011	14.563293	12.826805	-11.92%	1,294
2010	10.887032	14.563293	33.77%	3,853
2009	6.791010	10.887032	60.32%	5,059
2008	11.411405	6.791010	-40.49%	4,723
2007	11.342696	11.411405	0.61%	4,873
2006	10.206875	11.342696	11.13%	19,469
2005	9.875485	10.206875	3.36%	20,409
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.234369	21.941986	8.44%	11,887
2013	15.165083	20.234369	33.43%	12,607
2012	13.299889	15.165083	14.02%	14,116
2011	13.579038	13.299889	-2.06%	16,270
2010	12.407975	13.579038	9.44%	17,721
2009	10.297754	12.407975	20.49%	23,614
2008	15.560300	10.297754	-33.82%	23,561
2007	14.698526	15.560300	5.86%	33,428
2006	12.395114	14.698526	18.58%	49,300
2005	11.830979	12.395114	4.77%	46,423
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.946708	22.168908	11.14%	0
2013	15.394976	19.946708	29.57%	0
2012	13.671001	15.394976	12.61%	0
2011	13.825581	13.671001	-1.12%	0
2010	12.417195	13.825581	11.34%	0
2009*	10.000000	12.417195	24.17%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.840957	14.299178	3.31%	0
2013	11.409307	13.840957	21.31%	0
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	1,742
2010	9.153218	10.089236	10.23%	2,463
2009	7.537242	9.153218	21.44%	905
2008	10.907812	7.537242	-30.90%	941
2007	10.444700	10.907812	4.43%	1,020
2006*	10.000000	10.444700	4.45%	147
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.108794	11.475254	3.30%	217
2013	11.587676	11.108794	-4.13%	249
2012	11.219328	11.587676	3.28%	558
2011	10.783999	11.219328	4.04%	618
2010	10.339936	10.783999	4.29%	675
2009	9.369657	10.339936	10.36%	740
2008	10.565011	9.369657	-11.31%	6,696
2007	10.426790	10.565011	1.33%	0
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.092915	15.124041	0.21%	1,321
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	1,034
2009	7.288016	10.154988	39.34%	1,518
2008	12.070327	7.288016	-39.62%	1,569
2007	10.726774	12.070327	12.53%	1,684
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.600737	14.462710	6.34%	0
2013	10.664096	13.600737	27.54%	0
2012	9.231445	10.664096	15.52%	0
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	1,381
2008	11.289658	6.197142	-45.11%	1,089
2007	10.254148	11.289658	10.10%	561
2006*	10.000000	10.254148	2.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.143349	13.171150	8.46%	0
2013	9.280938	12.143349	30.84%	0
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	3,540
2007*	10.000000	9.786217	-2.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.824287	-1.76%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.299836	12.896912	4.85%	0
2013	8.708625	12.299836	41.24%	0
2012	7.575239	8.708625	14.96%	0
2011	8.713869	7.575239	-13.07%	0
2010	7.674674	8.713869	13.54%	0
2009	5.098914	7.674674	50.52%	0
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.730383	14.943210	8.83%	0
2013	10.055422	13.730383	36.55%	0
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.648971	14.842112	8.74%	0
2013	10.011241	13.648971	36.34%	0
2012	9.134578	10.011241	9.60%	0
2011	9.596199	9.134578	-4.81%	0
2010	7.892510	9.596199	21.59%	0
2009	6.110181	7.892510	29.17%	0
2008*	10.000000	6.110181	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.117125	12.435649	2.63%	2,394
2013	10.739944	12.117125	12.82%	3,168
2012	9.827937	10.739944	9.28%	3,933
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	27,528
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.968960	12.258239	2.42%	13,645
2013	10.934659	11.968960	9.46%	14,318
2012	10.098600	10.934659	8.28%	22,499
2011	10.290272	10.098600	-1.86%	23,018
2010	9.591116	10.290272	7.29%	8,843
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.909386	12.311261	3.37%	0
2013	12.338903	11.909386	-3.48%	0
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	0
2009	9.838832	10.531878	7.04%	0
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.735766	12.088315	3.00%	0
2013	12.185985	11.735766	-3.69%	0
2012	11.522414	12.185985	5.76%	0
2011	11.021687	11.522414	4.54%	0
2010	10.489872	11.021687	5.07%	0
2009	9.817027	10.489872	6.85%	0
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	5,448
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.269872	23.440610	-7.24%	670
2013	25.571095	25.269872	-1.18%	662
2012	22.213620	25.571095	15.11%	693
2011	29.164691	22.213620	-23.83%	729
2010	25.569708	29.164691	14.06%	767
2009	15.933289	25.569708	60.48%	818
2008	38.490448	15.933289	-58.60%	158
2007	26.943288	38.490448	42.86%	193
2006	20.085879	26.943288	34.14%	792
2005	15.424537	20.085879	30.22%	861

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.405837	13.794073	2.90%	12,277
2013	14.199715	13.405837	-5.59%	14,525
2012	14.003120	14.199715	1.40%	14,213
2011	13.267587	14.003120	5.54%	16,597
2010	12.867972	13.267587	3.11%	29,470
2009	12.734827	12.867972	1.05%	57,185
2008	12.014407	12.734827	6.00%	71,004
2007	11.395093	12.014407	5.43%	66,344
2006	11.205458	11.395093	1.69%	69,091
2005	11.027273	11.205458	1.62%	69,302
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.964887	8.757950	-2.31%	0
2013	7.749583	8.964887	15.68%	0
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	0
2010	6.940738	7.717855	11.20%	0
2009	5.448853	6.940738	27.38%	3,909
2008*	10.000000	5.448853	-45.51%	222
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.167104	18.767633	3.31%	9,900
2013	14.509055	18.167104	25.21%	9,900
2012	12.722261	14.509055	14.04%	11,342
2011	13.457800	12.722261	-5.47%	56,346
2010	11.931093	13.457800	12.80%	65,504
2009	9.531890	11.931093	25.17%	76,835
2008	15.338280	9.531890	-37.86%	63,728
2007	14.712442	15.338280	4.25%	126,315
2006	12.793023	14.712442	15.00%	130,863
2005	12.045069	12.793023	6.21%	134,104
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.329920	13.626922	2.23%	15,984
2013	12.922290	13.329920	3.15%	27,622
2012	12.486660	12.922290	3.49%	29,154
2011	12.327918	12.486660	1.29%	31,733
2010	11.831165	12.327918	4.20%	38,933
2009	11.022213	11.831165	7.34%	43,639
2008	11.919343	11.022213	-7.53%	70,703
2007	11.495613	11.919343	3.69%	49,562
2006	11.003738	11.495613	4.47%	82,483
2005	10.824218	11.003738	1.66%	85,232
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.174912	16.740755	3.50%	181,451
2013	14.094339	16.174912	14.76%	197,908
2012	12.926439	14.094339	9.03%	202,427
2011	13.141492	12.926439	-1.64%	212,518
2010	12.040966	13.141492	9.14%	326,125
2009	10.271290	12.040966	17.23%	436,635
2008	13.590967	10.271290	-24.43%	530,835
2007	13.073277	13.590967	3.96%	681,494
2006	11.930752	13.073277	9.58%	727,574
2005	11.509122	11.930752	3.66%	758,817
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.482041	18.055054	3.28%	49,299
2013	14.517551	17.482041	20.42%	51,361
2012	12.969519	14.517551	11.94%	59,557
2011	13.466358	12.969519	-3.69%	61,266
2010	12.128575	13.466358	11.03%	88,011
2009	9.908789	12.128575	22.40%	101,657
2008	14.677574	9.908789	-32.49%	154,469
2007	14.053209	14.677574	4.44%	260,203
2006	12.468121	14.053209	12.71%	280,151
2005	11.833389	12.468121	5.36%	296,492
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.984455	15.443522	3.06%	52,913
2013	13.781707	14.984455	8.73%	61,984
2012	12.964038	13.781707	6.31%	62,838
2011	12.908139	12.964038	0.43%	61,946
2010	12.088439	12.908139	6.78%	87,302
2009	10.723499	12.088439	12.73%	100,922
2008	12.827759	10.723499	-16.40%	115,170
2007	12.315832	12.827759	4.16%	150,812
2006	11.543261	12.315832	6.69%	167,458
2005	11.226800	11.543261	2.82%	174,995

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.904961	22.380650	7.06%	0
2013	15.540760	20.904961	34.52%	0
2012	13.307463	15.540760	16.78%	0
2011	13.832370	13.307463	-3.79%	0
2010	12.920205	13.832370	7.06%	0
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.650430	22.059889	6.83%	20,917
2013	15.398590	20.650430	34.11%	23,868
2012	13.215069	15.398590	16.52%	25,019
2011	13.773149	13.215069	-4.05%	28,896
2010	12.898447	13.773149	6.78%	33,567
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.907277	25.740875	7.67%	0
2013	18.260945	23.907277	30.92%	0
2012	15.798134	18.260945	15.59%	0
2011	16.473646	15.798134	-4.10%	0
2010	13.265494	16.473646	24.18%	0
2009	9.857868	13.265494	34.57%	0
2008	15.767986	9.857868	-37.48%	0
2007	14.899435	15.767986	5.83%	0
2006	13.778453	14.899435	8.14%	0
2005	12.490583	13.778453	10.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.274181	23.928951	7.43%	7,609
2013	17.044438	22.274181	30.68%	7,776
2012	14.770588	17.044438	15.39%	8,275
2011	15.423366	14.770588	-4.23%	9,476
2010	12.452912	15.423366	23.85%	12,603
2009	9.271291	12.452912	34.32%	19,501
2008	14.865091	9.271291	-37.63%	22,828
2007	14.070860	14.865091	5.64%	23,676
2006	13.029628	14.070860	7.99%	24,082
2005	11.832978	13.029628	10.11%	33,717
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.716749	9.561282	-1.60%	14,910
2013	9.874743	9.716749	-1.60%	15,042
2012	10.035748	9.874743	-1.60%	15,394
2011	10.198471	10.035748	-1.60%	19,578
2010	10.364286	10.198471	-1.60%	21,893
2009	10.528391	10.364286	-1.56%	30,033
2008	10.484270	10.528391	0.42%	83,685
2007	10.168347	10.484270	3.11%	27,749
2006	9.885394	10.168347	2.86%	19,009
2005	9.784628	9.885394	1.03%	18,139

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.944064	10.623347	-2.93%	0
2013	9.185849	10.944064	19.14%	0
2012	8.081307	9.185849	13.67%	0
2011	9.086965	8.081307	-11.07%	0
2010	8.114390	9.086965	11.99%	0
2009	6.058679	8.114390	33.93%	0
2008*	10.000000	6.058679	-39.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.007739	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.991291	-10.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.085001	14.182311	8.39%	0
2013	9.893093	13.085001	32.26%	0
2012	8.657050	9.893093	14.28%	0
2011	9.091405	8.657050	-4.78%	0
2010	8.009068	9.091405	13.51%	0
2009	6.292346	8.009068	27.28%	0
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.410294	13.462609	8.48%	27,062
2013	9.340331	12.410294	32.87%	28,599
2012	8.072481	9.340331	15.71%	33,354
2011	8.735710	8.072481	-7.59%	39,064
2010	7.874053	8.735710	10.94%	45,526
2009	6.280491	7.874053	25.37%	56,925
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.922552	14.209370	2.06%	0
2013	10.207959	13.922552	36.39%	0
2012	9.049132	10.207959	12.81%	0
2011	9.624361	9.049132	-5.98%	0
2010	7.733736	9.624361	24.45%	0
2009	6.202867	7.733736	24.68%	144
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	0
2008*	10.000000	6.685366	-33.15%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.117620	15.253302	0.90%	1,024
2013	10.672632	15.117620	41.65%	3,116
2012	9.590852	10.672632	11.28%	3,325
2011	9.831145	9.590852	-2.44%	3,368
2010	7.986016	9.831145	23.10%	3,593
2009	6.381079	7.986016	25.15%	2,968
2008	12.129851	6.381079	-47.39%	3,567
2007	11.258554	12.129851	7.74%	9,005
2006	11.109486	11.258554	1.34%	5,486
2005	10.478980	11.109486	6.02%	5,860
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	23.097102	24.323493	5.31%	0
2013	16.718196	23.097102	38.16%	0
2012	14.106511	16.718196	18.51%	0
2011	15.101149	14.106511	-6.59%	0
2010	12.121575	15.101149	24.58%	0
2009	9.760076	12.121575	24.20%	0
2008	14.619589	9.760076	-33.24%	0
2007	15.958937	14.619589	-8.39%	0
2006	13.826577	15.958937	15.42%	0
2005	13.631839	13.826577	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.861193	21.916142	5.06%	1,794
2013	15.140417	20.861193	37.78%	1,970
2012	12.790132	15.140417	18.38%	2,280
2011	13.747380	12.790132	-6.96%	4,091
2010	11.046280	13.747380	24.45%	4,369
2009	8.919344	11.046280	23.85%	14,496
2008	13.389464	8.919344	-33.39%	14,008
2007	14.668850	13.389464	-8.72%	10,169
2006	12.730241	14.668850	15.23%	27,922
2005	12.586559	12.730241	1.14%	13,769
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	23.766233	23.576577	-0.80%	0
2013	17.140721	23.766233	38.65%	0
2012	15.081972	17.140721	13.65%	0
2011	16.228900	15.081972	-7.07%	0
2010	13.160391	16.228900	23.32%	0
2009	9.928868	13.160391	32.55%	0
2008	16.324975	9.928868	-39.18%	0
2007	16.245531	16.324975	0.49%	0
2006	14.735089	16.245531	10.25%	0
2005	13.331833	14.735089	10.53%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.681560	23.432175	-1.05%	820
2013	17.122909	23.681560	38.30%	914
2012	15.102379	17.122909	13.38%	1,033
2011	16.292962	15.102379	-7.31%	1,134
2010	13.248310	16.292962	22.98%	2,191
2009	10.015447	13.248310	32.28%	2,489
2008	16.511519	10.015447	-39.34%	3,274
2007	16.469469	16.511519	0.26%	6,654
2006	14.976491	16.469469	9.97%	5,220
2005	13.587878	14.976491	10.22%	22,498
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.729827	14.006292	10.03%	0
2013	9.891219	12.729827	28.70%	589
2012	8.829739	9.891219	12.02%	589
2011	8.939218	8.829739	-1.22%	589
2010	8.023497	8.939218	11.41%	589
2009	6.494259	8.023497	23.55%	894
2008	11.303668	6.494259	-42.55%	0
2007	10.647985	11.303668	6.16%	0
2006*	10.000000	10.647985	6.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.974612	13.888310	26.55%	0
2013	10.859827	10.974612	1.06%	749
2012	9.548921	10.859827	13.73%	749
2011	9.142631	9.548921	4.44%	749
2010	7.156887	9.142631	27.75%	749
2009	5.572806	7.156887	28.43%	4,353
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	3,319
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.431106	20.019094	8.62%	0
2013	13.612073	18.431106	35.40%	0
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	0
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	70
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	22.112330	22.257270	0.66%	0
2013	17.651607	22.112330	25.27%	0
2012	14.793433	17.651607	19.32%	0
2011	16.392550	14.793433	-9.76%	0
2010	14.365426	16.392550	14.11%	0
2009	10.444889	14.365426	37.54%	0
2008	17.747472	10.444889	-41.15%	0
2007	16.965551	17.747472	4.61%	0
2006	14.648935	16.965551	15.81%	0
2005	13.023077	14.648935	12.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.461801	21.552600	0.42%	6,046
2013	17.174930	21.461801	24.96%	4,208
2012	14.431346	17.174930	19.01%	4,569
2011	16.032710	14.431346	-9.99%	4,737
2010	14.081912	16.032710	13.85%	6,455
2009	10.269421	14.081912	37.12%	7,716
2008	17.490969	10.269421	-41.29%	10,011
2007	16.757863	17.490969	4.37%	10,824
2006	14.510090	16.757863	15.49%	11,167
2005	12.927665	14.510090	12.24%	11,338
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.672453	17.822951	0.85%	11,791
2013	18.025979	17.672453	-1.96%	12,112
2012	16.190780	18.025979	11.33%	13,629
2011	16.347261	16.190780	-0.96%	13,963
2010	14.474712	16.347261	12.94%	14,538
2009	12.423158	14.474712	16.51%	19,488
2008	14.763757	12.423158	-15.85%	25,982
2007	13.696766	14.763757	7.79%	36,250
2006	12.979940	13.696766	5.52%	39,273
2005	12.871328	12.979940	0.84%	48,247
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.015644	-9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.513888	17.939727	8.63%	10,894
2013	12.768157	16.513888	29.34%	11,103
2012	11.127959	12.768157	14.74%	12,203
2011	11.344210	11.127959	-1.91%	16,556
2010	9.953352	11.344210	13.97%	22,453
2009	7.902862	9.953352	25.95%	45,502
2008	13.086272	7.902862	-39.61%	54,724
2007	12.770063	13.086272	2.48%	63,433
2006	11.308206	12.770063	12.93%	66,855
2005	10.867656	11.308206	4.05%	67,670
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	25.725509	28.334759	10.14%	0
2013	18.539414	25.725509	38.76%	0
2012	15.969146	18.539414	16.10%	0
2011	16.595454	15.969146	-3.77%	0
2010	13.666301	16.595454	21.43%	0
2009	10.123178	13.666301	35.00%	0
2008	16.548182	10.123178	-38.83%	0
2007	17.024728	16.548182	-2.80%	0
2006	15.044450	17.024728	13.16%	0
2005	13.908468	15.044450	8.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.807041	16.268221	9.87%	0
2013	10.700697	14.807041	38.37%	0
2012	9.242007	10.700697	15.78%	0
2011	9.621252	9.242007	-3.94%	0
2010	7.945615	9.621252	21.09%	0
2009	5.899079	7.945615	34.69%	0
2008	9.670240	5.899079	-39.00%	0
2007	9.967096	9.670240	-2.98%	0
2006*	10.000000	9.967096	-0.33%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.681128	-3.19%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.484399	11.385207	-0.86%	0
2013	11.698304	11.484399	-1.83%	0
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	0
2009*	10.000000	10.928078	9.28%	2,241
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.689277	20.364072	8.96%	1,001
2013	13.998668	18.689277	33.51%	0
2012	11.941532	13.998668	17.23%	0
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	0
2009	8.851975	11.307063	27.73%	1,373
2008	14.674939	8.851975	-39.68%	3,200
2007	15.873489	14.674939	-7.55%	159
2006	13.916589	15.873489	14.06%	159
2005	13.439563	13.916589	3.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.685257	14.388157	-8.27%	0
2013	12.446386	15.685257	26.02%	0
2012	10.375331	12.446386	19.96%	0
2011	12.693335	10.375331	-18.26%	0
2010	11.724115	12.693335	8.27%	0
2009	9.559834	11.724115	22.64%	0
2008	17.334171	9.559834	-44.85%	0
2007	16.257330	17.334171	6.62%	0
2006	12.935295	16.257330	25.68%	0
2005	11.715948	12.935295	10.41%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	21.043173	21.417534	1.78%	0
2013	15.318056	21.043173	37.37%	0
2012	13.250510	15.318056	15.60%	0
2011	14.133584	13.250510	-6.25%	0
2010	11.400843	14.133584	23.97%	0
2009	8.808660	11.400843	29.43%	0
2008	14.763188	8.808660	-40.33%	0
2007	17.191293	14.763188	-14.12%	0
2006	14.894119	17.191293	15.42%	0
2005	14.141190	14.894119	5.32%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.794359	19.211777	7.97%	0
2013	12.581996	17.794359	41.43%	0
2012	11.194319	12.581996	12.40%	210
2011	13.847702	11.194319	-19.16%	210
2010	11.649758	13.847702	18.87%	1,362
2009	7.223533	11.649758	61.28%	1,362
2008	11.658603	7.223533	-38.04%	1,431
2007	11.229318	11.658603	3.82%	144
2006	10.823120	11.229318	3.75%	144
2005	10.406188	10.823120	4.01%	448
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.140796	12.850372	5.84%	0
2013	12.410211	12.140796	-2.17%	0
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	0
2010	10.590879	11.136196	5.15%	0
2009	9.840028	10.590879	7.63%	163
2008	11.167683	9.840028	-11.89%	281
2007	10.787340	11.167683	3.53%	7,490
2006	10.585324	10.787340	1.91%	2,613
2005	10.349803	10.585324	2.28%	11,370
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.567866	8.412079	-20.40%	0
2013	9.716203	10.567866	8.77%	0
2012*	10.000000	9.716203	-2.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.999159	23.171692	-3.45%	0
2013	16.234487	23.999159	47.83%	0
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.963730	18.233822	7.49%	1,071
2013	12.815122	16.963730	32.37%	1,290
2012	11.114046	12.815122	15.31%	1,296
2011	10.653417	11.114046	4.32%	1,296
2010	9.602962	10.653417	10.94%	3,872
2009	8.113132	9.602962	18.36%	4,102
2008	13.910158	8.113132	-41.67%	4,102
2007	13.489189	13.910158	3.12%	13,097
2006	11.723685	13.489189	15.06%	13,207
2005	11.396044	11.723685	2.88%	13,530
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.244558	15.864231	-8.00%	131
2013	14.286529	17.244558	20.71%	131
2012	12.721076	14.286529	12.31%	131
2011	16.055055	12.721076	-20.77%	131
2010	15.651288	16.055055	2.58%	508
2009	11.844378	15.651288	32.14%	508
2008	25.779761	11.844378	-54.06%	508
2007	24.828636	25.779761	3.83%	508
2006	18.682724	24.828636	32.90%	508
2005	16.302048	18.682724	14.60%	508
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.881441	16.661510	11.96%	636
2013	11.044605	14.881441	34.74%	636
2012	9.671074	11.044605	14.20%	636
2011	10.165693	9.671074	-5.34%	636
2010	9.410902	10.165693	8.02%	636
2009	6.979115	9.410902	34.84%	636
2008	11.792178	6.979115	-40.82%	636
2007	10.554216	11.792178	11.73%	873
2006	10.800062	10.554216	-2.28%	873
2005	9.561481	10.800062	12.95%	873
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.929310	28.854321	7.15%	57
2013	19.893806	26.929310	35.37%	59
2012	17.074753	19.893806	16.51%	67
2011	18.998785	17.074753	-10.13%	139
2010	15.259760	18.998785	24.50%	146
2009	10.876224	15.259760	40.30%	168
2008	17.211826	10.876224	-36.81%	831
2007	17.238845	17.211826	-0.16%	240
2006	15.347622	17.238845	12.32%	240
2005	14.633923	15.347622	4.88%	436

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	302
2012	12.321456	13.325434	8.15%	302
2011	13.000998	12.321456	-5.23%	302
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.811343	25.651696	3.39%	0
2013	17.928015	24.811343	38.39%	0
2012	15.750130	17.928015	13.83%	0
2011	15.924217	15.750130	-1.09%	0
2010	12.867773	15.924217	23.75%	0
2009	10.464723	12.867773	22.96%	0
2008	15.401925	10.464723	-32.06%	0
2007	15.765029	15.401925	-2.30%	0
2006	14.009832	15.765029	12.53%	0
2005	13.283336	14.009832	5.47%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.480168	18.388712	11.58%	0
2013	12.472837	16.480168	32.13%	0
2012	11.326270	12.472837	10.12%	0
2011	11.413033	11.326270	-0.76%	0
2010	10.106943	11.413033	12.92%	0
2009	7.683034	10.106943	31.55%	0
2008	11.913267	7.683034	-35.51%	0
2007	11.239195	11.913267	6.00%	0
2006	10.464436	11.239195	7.40%	0
2005	10.268230	10.464436	1.91%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.045755	20.130590	11.55%	0
2013	13.897358	18.045755	29.85%	0
2012	12.209524	13.897358	13.82%	0
2011	12.185136	12.209524	0.20%	0
2010	10.788578	12.185136	12.94%	0
2009	8.682966	10.788578	24.25%	0
2008	14.045732	8.682966	-38.18%	0
2007	13.569544	14.045732	3.51%	0
2006	11.945266	13.569544	13.60%	0
2005	11.600825	11.945266	2.97%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.977957	22.223089	11.24%	0
2013	15.423057	19.977957	29.53%	0
2012	13.580855	15.423057	13.56%	0
2011	13.588038	13.580855	-0.05%	0
2010	12.062365	13.588038	12.65%	0
2009	9.730447	12.062365	23.97%	0
2008	15.785039	9.730447	-38.36%	0
2007	15.288197	15.785039	3.25%	3,536
2006	13.492308	15.288197	13.31%	6,265
2005	13.135613	13.492308	2.72%	7,928
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.293995	21.449582	0.73%	589
2013	20.286129	21.293995	4.97%	616
2012	18.045651	20.286129	12.42%	644
2011	17.486858	18.045651	3.20%	671
2010	15.544383	17.486858	12.50%	775
2009	10.365529	15.544383	49.96%	694
2008	14.260975	10.365529	-27.32%	318
2007	14.053855	14.260975	1.47%	407
2006	12.923300	14.053855	8.75%	407
2005	12.847698	12.923300	0.59%	318
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.600071	12.227258	-2.96%	621
2013	11.033489	12.600071	14.20%	1,350
2012	10.196634	11.033489	8.21%	1,350
2011	10.971775	10.196634	-7.06%	1,350
2010	9.871638	10.971775	11.14%	1,350
2009	8.861682	9.871638	11.40%	621
2008	12.811325	8.861682	-30.83%	621
2007	11.881837	12.811325	7.82%	1,095
2006	10.433920	11.881837	13.88%	1,138
2005	10.431623	10.433920	0.02%	1,138
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.567231	14.870317	2.08%	0
2013	14.659895	14.567231	-0.63%	0
2012	13.585649	14.659895	7.91%	0
2011	13.506033	13.585649	0.59%	0
2010	12.656233	13.506033	6.71%	0
2009	10.685017	12.656233	18.45%	0
2008	11.718292	10.685017	-8.82%	0
2007	11.307211	11.718292	3.64%	0
2006	11.037853	11.307211	2.44%	0
2005	11.078790	11.037853	-0.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.302316	14.560458	1.80%	119
2013	14.433933	14.302316	-0.91%	119
2012	13.409932	14.433933	7.64%	119
2011	13.368212	13.409932	0.31%	119
2010	12.552816	13.368212	6.50%	354
2009	10.622331	12.552816	18.17%	699
2008	11.682938	10.622331	-9.08%	789
2007	11.299204	11.682938	3.40%	913
2006	11.054918	11.299204	2.21%	1,061
2005	11.130022	11.054918	-0.67%	1,353
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.814482	15.398436	3.94%	0
2013	13.037892	14.814482	13.63%	0
2012	11.791913	13.037892	10.57%	0
2011	12.320527	11.791913	-4.29%	0
2010	10.975080	12.320527	12.26%	0
2009	8.654504	10.975080	26.81%	0
2008	12.362903	8.654504	-30.00%	0
2007	10.897716	12.362903	13.44%	0
2006	10.332459	10.897716	5.47%	0
2005	10.108269	10.332459	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.754629	14.276894	3.80%	0
2013	12.125397	13.754629	13.44%	0
2012	10.985216	12.125397	10.38%	0
2011	11.492764	10.985216	-4.42%	0
2010	10.253707	11.492764	12.08%	0
2009	8.096930	10.253707	26.64%	0
2008	11.580393	8.096930	-30.08%	0
2007	10.224238	11.580393	13.26%	0
2006	9.702906	10.224238	5.37%	0
2005	9.505833	9.702906	2.07%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.141822	13.668209	4.01%	0
2013	10.922370	13.141822	20.32%	0
2012	9.629282	10.922370	13.43%	0
2011	10.444849	9.629282	-7.81%	0
2010	9.141241	10.444849	14.26%	0
2009	6.999502	9.141241	30.60%	0
2008	11.099301	6.999502	-36.94%	0
2007	9.494462	11.099301	16.90%	0
2006	9.034541	9.494462	5.09%	0
2005	8.850144	9.034541	2.08%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.978290	12.434887	3.81%	0
2013	9.975747	11.978290	20.07%	0
2012	8.811707	9.975747	13.21%	0
2011	9.578008	8.811707	-8.00%	0
2010	8.393594	9.578008	14.11%	0
2009	6.445433	8.393594	30.23%	0
2008	10.230934	6.445433	-37.00%	0
2007	8.771759	10.230934	16.63%	866
2006	8.356600	8.771759	4.97%	912
2005	8.203921	8.356600	1.86%	1,400
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.978967	16.218429	8.27%	0
2013	12.745035	14.978967	17.53%	0
2012	11.273642	12.745035	13.05%	0
2011	11.912517	11.273642	-5.36%	0
2010	10.265587	11.912517	16.04%	0
2009	7.544068	10.265587	36.07%	0
2008	11.626422	7.544068	-35.11%	0
2007	10.856445	11.626422	7.09%	0
2006	9.887253	10.856445	9.80%	0
2005	9.518694	9.887253	3.87%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.359859	16.619918	8.20%	0
2013	13.092838	15.359859	17.31%	0
2012	11.594618	13.092838	12.92%	0
2011	12.257719	11.594618	-5.41%	0
2010	10.583902	12.257719	15.81%	0
2009	7.779954	10.583902	36.04%	0
2008	12.012843	7.779954	-35.24%	0
2007	11.235759	12.012843	6.92%	2,278
2006	10.245618	11.235759	9.66%	2,409
2005	9.871459	10.245618	3.79%	2,550
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.543427	14.769835	9.06%	0
2013	9.950508	13.543427	36.11%	0
2012	8.252279	9.950508	20.58%	0
2011	8.621926	8.252279	-4.29%	0
2010	7.425142	8.621926	16.12%	0
2009	5.554717	7.425142	33.67%	0
2008	9.603602	5.554717	-42.16%	0
2007	9.133088	9.603602	5.15%	0
2006	8.145958	9.133088	12.12%	0
2005	6.845886	8.145958	18.99%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.267156	14.439138	8.83%	0
2013	9.757175	13.267156	35.97%	0
2012	8.115656	9.757175	20.23%	0
2011	8.486437	8.115656	-4.37%	0
2010	7.313345	8.486437	16.04%	0
2009	5.476201	7.313345	33.55%	619
2008	9.493620	5.476201	-42.32%	627
2007	9.045055	9.493620	4.96%	1,736
2006	8.080131	9.045055	11.94%	1,928
2005	6.807663	8.080131	18.69%	2,056
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.255134	16.300724	6.85%	0
2013	12.116793	15.255134	25.90%	0
2012	10.513495	12.116793	15.25%	0
2011	10.598506	10.513495	-0.80%	0
2010	9.363430	10.598506	13.19%	0
2009	7.321721	9.363430	27.89%	0
2008	12.993807	7.321721	-43.65%	0
2007	13.028316	12.993807	-0.26%	0
2006	11.031193	13.028316	18.10%	0
2005	10.605101	11.031193	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.318682	17.410345	6.69%	5,043
2013	12.980270	16.318682	25.72%	6,728
2012	11.275479	12.980270	15.12%	6,737
2011	11.389670	11.275479	-1.00%	6,837
2010	10.077348	11.389670	13.02%	8,671
2009	7.888917	10.077348	27.74%	9,951
2008	14.026737	7.888917	-43.76%	9,989
2007	14.084144	14.026737	-0.41%	14,758
2006	11.940175	14.084144	17.96%	15,697
2005	11.499345	11.940175	3.83%	18,994
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.077127	15.282870	8.57%	0
2013	10.724715	14.077127	31.26%	0
2012	9.210217	10.724715	16.44%	0
2011	9.219252	9.210217	-0.10%	0
2010	8.175126	9.219252	12.77%	0
2009	6.536837	8.175126	25.06%	0
2008	11.415620	6.536837	-42.74%	0
2007	10.364364	11.415620	10.14%	0
2006	9.324558	10.364364	11.15%	0
2005	8.816824	9.324558	5.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.212217	15.407290	8.41%	0
2013	10.844764	14.212217	31.05%	0
2012	9.325453	10.844764	16.29%	0
2011	9.354469	9.325453	-0.31%	0
2010	8.303362	9.354469	12.66%	0
2009	6.646955	8.303362	24.92%	0
2008	11.632514	6.646955	-42.86%	1,342
2007	10.574774	11.632514	10.00%	0
2006	9.526918	10.574774	11.00%	0
2005	9.018882	9.526918	5.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.823494	14.022960	9.35%	1,183
2013	9.572808	12.823494	33.96%	1,183
2012	8.497728	9.572808	12.65%	1,183
2011	8.627808	8.497728	-1.51%	1,183
2010	7.071305	8.627808	22.01%	1,183
2009	5.610664	7.071305	26.03%	1,183
2008	10.811934	5.610664	-48.11%	1,183
2007	8.665740	10.811934	24.77%	1,183
2006	8.255015	8.665740	4.98%	1,183
2005	7.942514	8.255015	3.93%	1,183
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.838603	10.741909	9.18%	2,368
2013	7.355541	9.838603	33.76%	2,769
2012	6.537624	7.355541	12.51%	2,813
2011	6.649238	6.537624	-1.68%	5,200
2010	5.458254	6.649238	21.82%	9,583
2009	4.336982	5.458254	25.85%	10,137
2008	8.369276	4.336982	-48.18%	10,149
2007	6.719113	8.369276	24.56%	15,217
2006	6.410231	6.719113	4.82%	16,773
2005	6.177533	6.410231	3.77%	21,329
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.567068	13.486596	-0.59%	0
2013	13.029345	13.567068	4.13%	0
2012	11.601519	13.029345	12.31%	0
2011	11.350091	11.601519	2.22%	0
2010	10.142055	11.350091	11.91%	0
2009	7.172398	10.142055	41.40%	0
2008	9.731991	7.172398	-26.30%	0
2007	9.640060	9.731991	0.95%	0
2006	8.815884	9.640060	9.35%	0
2005	8.742779	8.815884	0.84%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.455759	14.345792	-0.76%	174
2013	13.905879	14.455759	3.95%	182
2012	12.406392	13.905879	12.09%	190
2011	12.162105	12.406392	2.01%	227
2010	10.878669	12.162105	11.80%	1,013
2009	7.710007	10.878669	41.10%	1,060
2008	10.472273	7.710007	-26.38%	1,415
2007	10.384910	10.472273	0.84%	10,717
2006	9.510170	10.384910	9.20%	10,791
2005	9.450755	9.510170	0.63%	13,867
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.824834	15.441881	11.70%	2,332
2013	10.629384	13.824834	30.06%	2,332
2012	9.324133	10.629384	14.00%	2,332
2011	9.290808	9.324133	0.36%	4,077
2010	8.212742	9.290808	13.13%	4,077
2009	6.595659	8.212742	24.52%	4,077
2008	10.644960	6.595659	-38.04%	4,077
2007	10.266120	10.644960	3.69%	4,077
2006	9.019219	10.266120	13.82%	4,077
2005	8.748095	9.019219	3.10%	6,758
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.990118	17.683595	4.08%	0
2013	17.587819	16.990118	-3.40%	0
2012	16.887536	17.587819	4.15%	0
2011	15.996889	16.887536	5.57%	13
2010	15.087652	15.996889	6.03%	14
2009	13.256396	15.087652	13.81%	14
2008	13.931494	13.256396	-4.85%	15
2007	13.576286	13.931494	2.62%	792
2006	13.228121	13.576286	2.63%	829
2005	13.160976	13.228121	0.51%	867
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	50.022511	52.245496	4.44%	329
2013	37.380826	50.022511	33.82%	329
2012	33.123535	37.380826	12.85%	329
2011	37.720807	33.123535	-12.19%	329
2010	29.799630	37.720807	26.58%	329
2009	21.640130	29.799630	37.71%	329
2008	36.375091	21.640130	-40.51%	329
2007	32.028418	36.375091	13.57%	329
2006	28.922800	32.028418	10.74%	329
2005	24.877690	28.922800	16.26%	329

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.889145	32.211855	4.28%	1,395
2013	23.115619	30.889145	33.63%	2,050
2012	20.516582	23.115619	12.67%	2,055
2011	23.399694	20.516582	-12.32%	3,009
2010	18.504798	23.399694	26.45%	5,877
2009	13.463262	18.504798	37.45%	6,318
2008	22.667307	13.463262	-40.60%	6,825
2007	19.984377	22.667307	13.43%	11,865
2006	18.076677	19.984377	10.55%	11,973
2005	15.573295	18.076677	16.07%	12,239
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	11.068319	10.886781	-1.64%	0
2013	11.250739	11.068319	-1.62%	0
2012	11.424473	11.250739	-1.52%	0
2011	11.602941	11.424473	-1.54%	0
2010	11.768999	11.602941	-1.41%	0
2009	11.880797	11.768999	-0.94%	0
2008	11.725036	11.880797	1.33%	0
2007	11.335614	11.725036	3.44%	220
2006	10.987871	11.335614	3.16%	220
2005	10.841740	10.987871	1.35%	220
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.630709	13.214964	-9.68%	0
2013	11.410031	14.630709	28.23%	0
2012	9.624810	11.410031	18.55%	0
2011	11.822952	9.624810	-18.59%	0
2010	10.638873	11.822952	11.13%	0
2009	8.555475	10.638873	24.35%	0
2008	15.497135	8.555475	-44.79%	0
2007	13.445058	15.497135	15.26%	0
2006	11.589934	13.445058	16.01%	0
2005	9.904679	11.589934	17.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.585646	10.449066	-9.81%	812
2013	9.049875	11.585646	28.02%	814
2012	7.644262	9.049875	18.39%	816
2011	9.402785	7.644262	-18.70%	1,620
2010	8.473335	9.402785	10.97%	1,620
2009	6.825765	8.473335	24.14%	1,571
2008	12.384905	6.825765	-44.89%	1,645
2007	10.759057	12.384905	15.11%	3,410
2006	9.288282	10.759057	15.83%	3,490
2005	7.950342	9.288282	16.83%	3,576

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.632535	18.207493	9.47%	0
2013	12.783385	16.632535	30.11%	0
2012	10.760057	12.783385	18.80%	0
2011	11.226454	10.760057	-4.15%	0
2010	9.695417	11.226454	15.79%	0
2009	6.925519	9.695417	40.00%	0
2008	13.170076	6.925519	-47.41%	0
2007	13.130524	13.170076	0.30%	0
2006	11.653819	13.130524	12.67%	0
2005	11.169355	11.653819	4.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.319230	17.832488	9.27%	0
2013	12.553086	16.319230	30.00%	0
2012	10.588342	12.553086	18.56%	0
2011	11.061921	10.588342	-4.28%	0
2010	9.570928	11.061921	15.58%	0
2009	6.848111	9.570928	39.76%	0
2008	13.040379	6.848111	-47.49%	0
2007	13.018151	13.040379	0.17%	917
2006	11.569036	13.018151	12.53%	966
2005	11.113850	11.569036	4.10%	1,022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.876968	22.955919	4.93%	0
2013	17.052224	21.876968	28.29%	0
2012	13.641830	17.052224	25.00%	0
2011	15.216718	13.641830	-10.35%	0
2010	12.235041	15.216718	24.37%	0
2009	7.903783	12.235041	54.80%	0
2008	16.460554	7.903783	-51.98%	0
2007	15.850637	16.460554	3.85%	0
2006	13.869345	15.850637	14.29%	0
2005	13.750097	13.869345	0.87%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.327817	21.294516	4.76%	468
2013	15.876504	20.327817	28.04%	468
2012	12.704897	15.876504	24.96%	468
2011	14.201111	12.704897	-10.54%	468
2010	11.428996	14.201111	24.26%	468
2009	7.394566	11.428996	54.56%	1,714
2008	15.434869	7.394566	-52.09%	2,729
2007	14.885301	15.434869	3.69%	6,784
2006	13.045908	14.885301	14.10%	6,582
2005	12.949881	13.045908	0.74%	6,295

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.727818	21.149670	7.21%	0
2013	15.423594	19.727818	27.91%	0
2012	13.980728	15.423594	10.32%	0
2011	13.373165	13.980728	4.54%	0
2010	11.243051	13.373165	18.95%	0
2009	9.714777	11.243051	15.73%	0
2008	13.520927	9.714777	-28.15%	0
2007	14.089148	13.520927	-4.03%	0
2006	12.198781	14.089148	15.50%	0
2005	11.962323	12.198781	1.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.469159	16.186805	-12.36%	0
2013	15.233491	18.469159	21.24%	0
2012	13.060799	15.233491	16.64%	0
2011	14.828390	13.060799	-11.92%	0
2010	13.873435	14.828390	6.88%	0
2009	10.270857	13.873435	35.08%	0
2008	17.474177	10.270857	-41.22%	0
2007	15.345974	17.474177	13.87%	0
2006	12.820857	15.345974	19.70%	0
2005	11.799206	12.820857	8.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.152827	16.120158	6.38%	212
2013	11.021045	15.152827	37.49%	805
2012	9.882403	11.021045	11.52%	2,473
2011	10.733791	9.882403	-7.93%	2,331
2010	9.127832	10.733791	17.59%	6,989
2009	5.602977	9.127832	62.91%	7,031
2008	11.196128	5.602977	-49.96%	7,169
2007	9.760477	11.196128	14.71%	16,548
2006	9.669977	9.760477	0.94%	16,898
2005	9.134061	9.669977	5.87%	17,487

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.221257	19.551480	7.30%	1,329
2013	13.657523	18.221257	33.42%	1,889
2012	11.677276	13.657523	16.96%	1,922
2011	12.128476	11.677276	-3.72%	1,985
2010	10.658823	12.128476	13.79%	7,173
2009	8.440041	10.658823	26.29%	7,416
2008	13.367759	8.440041	-36.86%	7,644
2007	13.917308	13.367759	-3.95%	29,414
2006	12.193685	13.917308	14.14%	30,265
2005	11.908257	12.193685	2.40%	30,408
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.002521	15.956942	6.36%	0
2013	11.802099	15.002521	27.12%	0
2012	10.537700	11.802099	12.00%	0
2011	10.720909	10.537700	-1.71%	0
2010	9.949917	10.720909	7.75%	0
2009	7.885433	9.949917	26.18%	0
2008	11.477456	7.885433	-31.30%	0
2007	10.794880	11.477456	6.32%	0
2006*	10.000000	10.794880	7.95%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.724339	15.617652	6.07%	0
2013	11.611428	14.724339	26.81%	0
2012	10.391980	11.611428	11.73%	0
2011	10.597071	10.391980	-1.94%	0
2010	9.862573	10.597071	7.45%	0
2009	7.835469	9.862573	25.87%	0
2008	11.434100	7.835469	-31.47%	0
2007	10.777823	11.434100	6.09%	0
2006*	10.000000	10.777823	7.78%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	22.252766	21.905226	-1.56%	94
2013	19.058672	22.252766	16.76%	99
2012	16.814177	19.058672	13.35%	103
2011	18.381000	16.814177	-8.52%	106
2010	16.596598	18.381000	10.75%	110
2009	12.508143	16.596598	32.69%	78
2008	21.392061	12.508143	-41.53%	169
2007	19.006887	21.392061	12.55%	176
2006	15.111553	19.006887	25.78%	180
2005	13.053486	15.111553	15.77%	180

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.264428	19.786669	2.71%	0
2013	15.205976	19.264428	26.69%	0
2012	13.935096	15.205976	9.12%	0
2011	15.133667	13.935096	-7.92%	0
2010	13.484386	15.133667	12.23%	0
2009	10.529423	13.484386	28.06%	0
2008	14.977963	10.529423	-29.70%	0
2007	13.902986	14.977963	7.73%	0
2006	12.707026	13.902986	9.41%	0
2005	12.005246	12.707026	5.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.094704	13.913661	6.25%	0
2013	9.717409	13.094704	34.76%	0
2012*	10.000000	9.717409	-2.83%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	155
2012	11.543254	13.529317	17.21%	155
2011	12.647958	11.543254	-8.73%	155
2010	11.833436	12.647958	6.88%	0
2009*	10.000000	11.833436	18.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.430823	-5.69%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.558538	13.408401	6.77%	802
2013	9.305763	12.558538	34.95%	1,526
2012	8.127454	9.305763	14.50%	1,844
2011	8.806447	8.127454	-7.71%	1,971
2010	6.930155	8.806447	27.07%	2,818
2009	4.988606	6.930155	38.92%	3,661
2008	10.479079	4.988606	-52.39%	3,673
2007	9.730516	10.479079	7.69%	4,290
2006	9.671194	9.730516	0.61%	6,819
2005	9.559819	9.671194	1.17%	6,796

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.075758	19.174478	-9.02%	827
2013	15.174458	21.075758	38.89%	832
2012	12.762524	15.174458	18.90%	1,114
2011	14.497669	12.762524	-11.97%	1,119
2010	10.843489	14.497669	33.70%	1,396
2009	6.767291	10.843489	60.23%	1,773
2008	11.377358	6.767291	-40.52%	1,625
2007	11.314641	11.377358	0.55%	1,516
2006	10.186799	11.314641	11.07%	1,420
2005	9.861057	10.186799	3.30%	1,281
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.112627	21.798888	8.38%	0
2013	15.081488	20.112627	33.36%	1,684
2012	13.233314	15.081488	13.97%	1,684
2011	13.517927	13.233314	-2.11%	9,944
2010	12.358413	13.517927	9.38%	9,944
2009	10.261836	12.358413	20.43%	9,987
2008	15.513922	10.261836	-33.85%	15,466
2007	14.662206	15.513922	5.81%	3,674
2006	12.370749	14.662206	18.52%	5,596
2005	11.813709	12.370749	4.72%	5,742
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.899468	22.105173	11.08%	0
2013	15.366307	19.899468	29.50%	0
2012	13.652497	15.366307	12.55%	0
2011	13.813869	13.652497	-1.17%	0
2010	12.412989	13.813869	11.29%	0
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	474
2010	9.136156	10.065308	10.17%	474
2009	7.527012	9.136156	21.38%	0
2008	10.898553	7.527012	-30.94%	0
2007	10.441173	10.898553	4.38%	0
2006*	10.000000	10.441173	4.41%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
2009	9.356954	10.320671	10.30%	0
2008	10.556053	9.356954	-11.36%	0
2007	10.423276	10.556053	1.27%	0
2006*	10.000000	10.423276	4.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.034179	15.057525	0.16%	202
2013	11.882881	15.034179	26.52%	202
2012	9.896797	11.882881	20.07%	202
2011	11.095465	9.896797	-10.80%	202
2010	10.136054	11.095465	9.47%	202
2009	7.278126	10.136054	39.27%	0
2008	12.060105	7.278126	-39.65%	0
2007	10.723164	12.060105	12.47%	0
2006*	10.000000	10.723164	7.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.547789	14.399082	6.28%	211
2013	10.627978	13.547789	27.47%	211
2012	9.204869	10.627978	15.46%	211
2011	9.819331	9.204869	-6.26%	8,636
2010	8.447133	9.819331	16.24%	8,636
2009	6.188730	8.447133	36.49%	8,426
2008	11.280075	6.188730	-45.14%	13,875
2007	10.250695	11.280075	10.04%	127
2006*	10.000000	10.250695	2.51%	127
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
2009	5.958951	7.659289	28.53%	0
2008	9.782890	5.958951	-39.09%	0
2007*	10.000000	9.782890	-2.17%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.820864	-1.79%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	0
2009	5.097178	7.668162	50.44%	0
2008*	10.000000	5.097178	-49.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0
2010	7.885821	9.583187	21.52%	0
2009	6.108107	7.885821	29.10%	0
2008*	10.000000	6.108107	-38.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
2009	7.900737	9.310557	17.84%	0
2008*	10.000000	7.900737	-20.99%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.266075	12.630362	2.97%	3,647
2013	10.286396	12.266075	19.25%	4,345
2012	9.203721	10.286396	11.76%	5,117
2011	9.691973	9.203721	-5.04%	5,997
2010	8.768188	9.691973	10.54%	6,910
2009	7.180256	8.768188	22.12%	7,502
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
2009	9.048338	10.057746	11.16%	0
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
2009	7.537235	9.039810	19.94%	0
2008*	10.000000	7.537235	-24.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	0
2008*	10.000000	8.279837	-17.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
2009	9.835494	10.522958	6.99%	0
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.702042	12.047456	2.95%	0
2013	12.157146	11.702042	-3.74%	0
2012	11.500995	12.157146	5.71%	0
2011	11.006772	11.500995	4.49%	0
2010	10.481000	11.006772	5.02%	0
2009	9.813706	10.481000	6.80%	0
2008*	10.000000	9.813706	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.117774	23.287677	-7.29%	49
2013	25.430110	25.117774	-1.23%	0
2012	22.102401	25.430110	15.06%	0
2011	29.033413	22.102401	-23.87%	0
2010	25.467548	29.033413	14.00%	0
2009	15.877700	25.467548	60.40%	0
2008	38.375734	15.877700	-58.63%	0
2007	26.876700	38.375734	42.78%	0
2006	20.046383	26.876700	34.07%	0
2005	15.401993	20.046383	30.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.325136	13.704066	2.84%	2,275
2013	14.121410	13.325136	-5.64%	2,361
2012	13.933004	14.121410	1.35%	2,472
2011	13.207855	13.933004	5.49%	2,698
2010	12.816560	13.207855	3.05%	3,374
2009	12.690393	12.816560	0.99%	6,144
2008	11.978569	12.690393	5.94%	18,666
2007	11.366914	11.978569	5.38%	6,458
2006	11.183423	11.366914	1.64%	6,596
2005	11.011173	11.183423	1.56%	6,684

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
2011	7.707380	6.822389	-11.48%	0
2010	6.934844	7.707380	11.14%	0
2009	5.446997	6.934844	27.31%	0
2008*	10.000000	5.446997	-45.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.057760	18.645196	3.25%	21,907
2013	14.429061	18.057760	25.15%	2,252
2012	12.658571	14.429061	13.99%	2,252
2011	13.397218	12.658571	-5.51%	27,355
2010	11.883420	13.397218	12.74%	31,933
2009	9.498624	11.883420	25.11%	62,966
2008	15.292542	9.498624	-37.89%	64,686
2007	14.676067	15.292542	4.20%	48,270
2006	12.767869	14.676067	14.95%	50,520
2005	12.027474	12.767869	6.16%	53,307
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.249672	13.537998	2.18%	10,010
2013	12.851019	13.249672	3.10%	12,005
2012	12.424124	12.851019	3.44%	12,005
2011	12.272389	12.424124	1.24%	12,005
2010	11.783863	12.272389	4.15%	13,238
2009	10.983734	11.783863	7.28%	19,133
2008	11.883771	10.983734	-7.57%	19,133
2007	11.467162	11.883771	3.63%	14,493
2006	10.982077	11.467162	4.42%	14,493
2005	10.808390	10.982077	1.61%	14,493

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.077598	16.631578	3.45%	9,253
2013	14.016668	16.077598	14.70%	13,006
2012	12.861756	14.016668	8.98%	13,398
2011	13.082360	12.861756	-1.69%	16,596
2010	11.992863	13.082360	9.08%	28,235
2009	10.235457	11.992863	17.17%	32,564
2008	13.550452	10.235457	-24.46%	41,870
2007	13.040972	13.550452	3.91%	120,763
2006	11.907296	13.040972	9.52%	213,051
2005	11.492324	11.907296	3.61%	216,738
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.376816	17.937252	3.23%	10,778
2013	14.437497	17.376816	20.36%	11,545
2012	12.904576	14.437497	11.88%	10,304
2011	13.405719	12.904576	-3.74%	20,368
2010	12.080092	13.405719	10.97%	24,542
2009	9.874196	12.080092	22.34%	84,377
2008	14.633797	9.874196	-32.52%	90,277
2007	14.018455	14.633797	4.39%	96,593
2006	12.443590	14.018455	12.66%	111,506
2005	11.816095	12.443590	5.31%	117,030
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.894265	15.342775	3.01%	3,979
2013	13.705708	14.894265	8.67%	4,041
2012	12.899123	13.705708	6.25%	5,102
2011	12.850012	12.899123	0.38%	6,622
2010	12.040121	12.850012	6.73%	14,706
2009	10.686063	12.040121	12.67%	16,400
2008	12.789491	10.686063	-16.45%	19,073
2007	12.285375	12.789491	4.10%	39,549
2006	11.520555	12.285375	6.64%	47,110
2005	11.210399	11.520555	2.77%	48,871
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.601502	21.996440	6.77%	7,285
2013	15.369911	20.601502	34.04%	9,217
2012	13.197181	15.369911	16.46%	9,611
2011	13.761488	13.197181	-4.10%	17,309
2010	12.894070	13.761488	6.73%	22,563
2009*	10.000000	12.894070	28.94%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.766949	25.576788	7.61%	0
2013	18.162981	23.766949	30.85%	0
2012	15.721384	18.162981	15.53%	0
2011	16.401933	15.721384	-4.15%	0
2010	13.214452	16.401933	24.12%	0
2009	9.824941	13.214452	34.50%	0
2008	15.723329	9.824941	-37.51%	0
2007	14.864843	15.723329	5.78%	0
2006	13.753426	14.864843	8.08%	0
2005	12.474208	13.753426	10.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.142468	23.775354	7.37%	131
2013	16.952265	22.142468	30.62%	137
2012	14.698193	16.952265	15.34%	156
2011	15.355565	14.698193	-4.28%	163
2010	12.404471	15.355565	23.79%	179
2009	9.239914	12.404471	34.25%	230
2008	14.822333	9.239914	-37.66%	312
2007	14.037555	14.822333	5.59%	312
2006	13.005372	14.037555	7.94%	312
2005	11.816930	13.005372	10.06%	312
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.658091	9.498739	-1.65%	1,230
2013	9.820118	9.658091	-1.65%	1,287
2012	9.985314	9.820118	-1.65%	1,342
2011	10.152363	9.985314	-1.65%	4,845
2010	10.322671	10.152363	-1.65%	4,891
2009	10.491449	10.322671	-1.61%	9,283
2008	10.452796	10.491449	0.37%	15,389
2007	10.143005	10.452796	3.05%	3,937
2006	9.865756	10.143005	2.81%	2,010
2005	9.770143	9.865756	0.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.912556	10.587382	-2.98%	0
2013	9.164052	10.912556	19.08%	0
2012	8.066245	9.164052	13.61%	0
2011	9.074632	8.066245	-11.11%	0
2010	8.107496	9.074632	11.93%	0
2009	6.056612	8.107496	33.86%	0
2008*	10.000000	6.056612	-39.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.004606	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.988151	-10.12%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.047356	14.134326	8.33%	0
2013	9.869637	13.047356	32.20%	0
2012	8.640935	9.869637	14.22%	0
2011	9.079086	8.640935	-4.83%	0
2010	8.002281	9.079086	13.46%	0
2009	6.290201	8.002281	27.22%	0
2008*	10.000000	6.290201	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.374602	13.417060	8.42%	1,487
2013	9.318191	12.374602	32.80%	1,790
2012	8.057449	9.318191	15.65%	1,849
2011	8.723860	8.057449	-7.64%	1,913
2010	7.867363	8.723860	10.89%	3,195
2009	6.278351	7.867363	25.31%	4,040
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.882497	14.161282	2.01%	0
2013	10.183767	13.882497	36.32%	0
2012	9.032284	10.183767	12.75%	0
2011	9.611325	9.032284	-6.02%	0
2010	7.727184	9.611325	24.38%	0
2009	6.200757	7.727184	24.62%	0
2008*	10.000000	6.200757	-37.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
2009	6.683090	8.575528	28.32%	0
2008*	10.000000	6.683090	-33.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	15.026621	15.153786	0.85%	240
2013	10.613769	15.026621	41.58%	243
2012	9.542823	10.613769	11.22%	254
2011	9.786884	9.542823	-2.49%	342
2010	7.954095	9.786884	23.04%	351
2009	6.358809	7.954095	25.09%	378
2008	12.093701	6.358809	-47.42%	468
2007	11.230739	12.093701	7.68%	545
2006	11.087661	11.230739	1.29%	545
2005	10.463688	11.087661	5.96%	554

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.961600	24.168521	5.26%	0
2013	16.628564	22.961600	38.09%	0
2012	14.038032	16.628564	18.45%	0
2011	15.035462	14.038032	-6.63%	0
2010	12.074979	15.035462	24.52%	0
2009	9.727494	12.074979	24.13%	0
2008	14.578213	9.727494	-33.27%	0
2007	15.921908	14.578213	-8.44%	0
2006	13.801500	15.921908	15.36%	0
2005	13.614008	13.801500	1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.737873	21.775511	5.00%	57
2013	15.058563	20.737873	37.71%	59
2012	12.727465	15.058563	18.32%	61
2011	13.686966	12.727465	-7.01%	61
2010	11.003320	13.686966	24.39%	61
2009	8.889163	11.003320	23.78%	106
2008	13.350955	8.889163	-33.42%	2,869
2007	14.634144	13.350955	-8.77%	2,088
2006	12.706555	14.634144	15.17%	1,993
2005	12.569516	12.706555	1.09%	2,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	23.626781	23.426324	-0.85%	0
2013	17.048794	23.626781	38.58%	0
2012	15.008731	17.048794	13.59%	0
2011	16.158287	15.008731	-7.11%	0
2010	13.109777	16.158287	23.25%	0
2009	9.895711	13.109777	32.48%	0
2008	16.278747	9.895711	-39.21%	0
2007	16.207811	16.278747	0.44%	0
2006	14.708339	16.207811	10.19%	0
2005	13.314364	14.708339	10.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.539031	23.279310	-1.10%	70
2013	17.028493	23.539031	38.23%	70
2012	15.026749	17.028493	13.32%	70
2011	16.219606	15.026749	-7.35%	70
2010	13.195351	16.219606	22.92%	70
2009	9.980488	13.195351	32.21%	162
2008	16.462286	9.980488	-39.37%	97
2007	16.428752	16.462286	0.20%	91
2006	14.947045	16.428752	9.91%	86
2005	13.568020	14.947045	10.16%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.680322	13.944735	9.97%	229
2013	9.857758	12.680322	28.63%	1,948
2012	8.804360	9.857758	11.96%	1,948
2011	8.918039	8.804360	-1.27%	1,948
2010	8.008559	8.918039	11.36%	2,624
2009	6.485451	8.008559	23.48%	2,624
2008	11.294106	6.485451	-42.58%	0
2007	10.644408	11.294106	6.10%	0
2006*	10.000000	10.644408	6.44%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.943023	13.841305	26.49%	123
2013	10.834078	10.943023	1.01%	123
2012	9.531130	10.834078	13.67%	123
2011	9.130237	9.531130	4.39%	123
2010	7.150814	9.130237	27.68%	123
2009	5.570904	7.150814	28.36%	311
2008*	10.000000	5.570904	-44.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
2009	9.833644	10.358995	5.34%	0
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
2009*	10.000000	12.890526	28.91%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	494
2007	13.232854	14.004101	5.83%	494
2006	11.832816	13.232854	11.83%	494
2005	11.258724	11.832816	5.10%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.982630	22.115484	0.60%	0
2013	17.556986	21.982630	25.21%	0
2012	14.721620	17.556986	19.26%	0
2011	16.321248	14.721620	-9.80%	0
2010	14.310203	16.321248	14.05%	0
2009	10.410023	14.310203	37.47%	0
2008	17.697246	10.410023	-41.18%	0
2007	16.926186	17.697246	4.56%	0
2006	14.622348	16.926186	15.76%	0
2005	13.006026	14.622348	12.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.332574	21.411933	0.37%	1,398
2013	17.080197	21.332574	24.90%	1,148
2012	14.359061	17.080197	18.95%	1,279
2011	15.960508	14.359061	-10.03%	1,293
2010	14.025611	15.960508	13.80%	1,436
2009	10.233564	14.025611	37.05%	2,064
2008	17.438781	10.233564	-41.32%	2,151
2007	16.716407	17.438781	4.32%	2,163
2006	14.481532	16.716407	15.43%	2,169
2005	12.908763	14.481532	12.18%	2,179
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.566122	17.706708	0.80%	2,001
2013	17.926616	17.566122	-2.01%	3,333
2012	16.109748	17.926616	11.28%	3,437
2011	16.273694	16.109748	-1.01%	3,456
2010	14.416893	16.273694	12.88%	4,135
2009	12.379818	14.416893	16.45%	4,820
2008	14.719737	12.379818	-15.90%	4,444
2007	13.662916	14.719737	7.73%	8,180
2006	12.954424	13.662916	5.47%	8,000
2005	12.852542	12.954424	0.79%	7,526
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.012580	-9.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.414451	17.822647	8.58%	2,013
2013	12.697717	16.414451	29.27%	2,013
2012	11.072208	12.697717	14.68%	2,642
2011	11.293103	11.072208	-1.96%	2,658
2010	9.913542	11.293103	13.92%	4,021
2009	7.875269	9.913542	25.88%	5,807
2008	13.047238	7.875269	-39.64%	5,368
2007	12.738485	13.047238	2.42%	12,902
2006	11.285964	12.738485	12.87%	14,089
2005	10.851782	11.285964	4.00%	13,771
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	25.574505	28.154124	10.09%	0
2013	18.439950	25.574505	38.69%	0
2012	15.891567	18.439950	16.04%	0
2011	16.523209	15.891567	-3.82%	0
2010	13.613724	16.523209	21.37%	0
2009	10.089362	13.613724	34.93%	0
2008	16.501325	10.089362	-38.86%	0
2007	16.985206	16.501325	-2.85%	0
2006	15.017140	16.985206	13.11%	0
2005	13.890264	15.017140	8.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.749377	16.196645	9.81%	0
2013	10.664437	14.749377	38.30%	0
2012	9.215389	10.664437	15.72%	0
2011	9.598411	9.215389	-3.99%	0
2010	7.930779	9.598411	21.03%	0
2009	5.891062	7.930779	34.62%	0
2008	9.662036	5.891062	-39.03%	0
2007	9.963739	9.662036	-3.03%	0
2006*	10.000000	9.963739	-0.36%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	335
2011	11.301282	11.227334	-0.65%	335
2010	10.924366	11.301282	3.45%	0
2009*	10.000000	10.924366	9.24%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.588300	20.243736	8.91%	0
2013	13.930095	18.588300	33.44%	0
2012	11.889085	13.930095	17.17%	0
2011	12.676525	11.889085	-6.21%	1,041
2010	11.268837	12.676525	12.49%	1,064
2009	8.826521	11.268837	27.67%	1,064
2008	14.640181	8.826521	-39.71%	0
2007	15.843988	14.640181	-7.60%	0
2006	13.897765	15.843988	14.00%	0
2005	13.428187	13.897765	3.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.593199	14.296452	-8.32%	0
2013	12.379625	15.593199	25.96%	0
2012	10.324933	12.379625	19.90%	0
2011	12.638104	10.324933	-18.30%	0
2010	11.679026	12.638104	8.21%	0
2009	9.527922	11.679026	22.58%	0
2008	17.285111	9.527922	-44.88%	0
2007	16.219613	17.285111	6.57%	0
2006	12.911822	16.219613	25.62%	0
2005	11.700619	12.911822	10.35%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.919698	21.281042	1.73%	0
2013	15.235902	20.919698	37.31%	0
2012	13.186168	15.235902	15.54%	0
2011	14.072080	13.186168	-6.30%	0
2010	11.357004	14.072080	23.91%	0
2009	8.779248	11.357004	29.36%	0
2008	14.721383	8.779248	-40.36%	0
2007	17.151379	14.721383	-14.17%	0
2006	14.867077	17.151379	15.36%	0
2005	14.122666	14.867077	5.27%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.689939	19.089339	7.91%	0
2013	12.514512	17.689939	41.36%	0
2012	11.139941	12.514512	12.34%	0
2011	13.787445	11.139941	-19.20%	0
2010	11.604954	13.787445	18.81%	0
2009	7.199411	11.604954	61.19%	0
2008	11.625600	7.199411	-38.07%	0
2007	11.203249	11.625600	3.77%	0
2006	10.803472	11.203249	3.70%	0
2005	10.392558	10.803472	3.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0
2010	10.555041	11.092882	5.10%	468
2009	9.811712	10.555041	7.58%	468
2008	11.141221	9.811712	-11.93%	468
2007	10.767281	11.141221	3.47%	468
2006	10.570988	10.767281	1.86%	468
2005	10.341028	10.570988	2.22%	468
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0
2009*	10.000000	13.055981	30.56%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.861593	18.114819	7.43%	0
2013	12.744432	16.861593	32.31%	0
2012	11.058375	12.744432	15.25%	1,614
2011	10.605427	11.058375	4.27%	1,614
2010	9.564563	10.605427	10.88%	1,714
2009	8.084811	9.564563	18.30%	1,986
2008	13.868677	8.084811	-41.70%	2,035
2007	13.455846	13.868677	3.07%	2,093
2006	11.700640	13.455846	15.00%	2,038
2005	11.379408	11.700640	2.82%	1,749
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.140714	15.760678	-8.05%	1,054
2013	14.207716	17.140714	20.64%	1,115
2012	12.657357	14.207716	12.25%	1,175
2011	15.982762	12.657357	-20.81%	1,247
2010	15.588725	15.982762	2.53%	1,325
2009	11.803026	15.588725	32.07%	1,401
2008	25.702870	11.803026	-54.08%	0
2007	24.767250	25.702870	3.78%	0
2006	18.645974	24.767250	32.83%	0
2005	16.278228	18.645974	14.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.791841	16.552770	11.90%	0
2013	10.983689	14.791841	34.67%	0
2012	9.622637	10.983689	14.14%	0
2011	10.119913	9.622637	-5.39%	0
2010	9.373270	10.119913	7.97%	54
2009	6.954736	9.373270	34.78%	54
2008	11.756983	6.954736	-40.85%	54
2007	10.528101	11.756983	11.67%	154
2006	10.778812	10.528101	-2.33%	154
2005	9.547500	10.778812	12.90%	154
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.767135	28.665973	7.09%	1,761
2013	19.784043	26.767135	35.30%	1,833
2012	16.989205	19.784043	16.45%	1,904
2011	18.913194	16.989205	-10.17%	2,902
2010	15.198727	18.913194	24.44%	3,499
2009	10.838237	15.198727	40.23%	3,291
2008	17.160456	10.838237	-36.84%	1,852
2007	17.196197	17.160456	-0.21%	9,531
2006	15.317407	17.196197	12.27%	9,637
2005	14.612519	15.317407	4.82%	13,444

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	827
2012	12.304760	13.300593	8.09%	827
2011	12.989971	12.304760	-5.27%	827
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.665704	25.488163	3.33%	0
2013	17.831840	24.665704	38.32%	0
2012	15.673625	17.831840	13.77%	0
2011	15.854917	15.673625	-1.14%	0
2010	12.818284	15.854917	23.69%	0
2009	10.429789	12.818284	22.90%	0
2008	15.358343	10.429789	-32.09%	0
2007	15.728452	15.358343	-2.35%	0
2006	13.984408	15.728452	12.47%	0
2005	13.265949	13.984408	5.42%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.383452	18.271505	11.52%	0
2013	12.405938	16.383452	32.06%	0
2012	11.271271	12.405938	10.07%	0
2011	11.363370	11.271271	-0.81%	0
2010	10.068073	11.363370	12.87%	0
2009	7.657372	10.068073	31.48%	0
2008	11.879516	7.657372	-35.54%	0
2007	11.213082	11.879516	5.94%	0
2006	10.445415	11.213082	7.35%	0
2005	10.254769	10.445415	1.86%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.939788	20.002199	11.50%	0
2013	13.822773	17.939788	29.78%	0
2012	12.150192	13.822773	13.77%	0
2011	12.132078	12.150192	0.15%	0
2010	10.747058	12.132078	12.89%	0
2009	8.653958	10.747058	24.19%	0
2008	14.005946	8.653958	-38.21%	0
2007	13.538024	14.005946	3.46%	0
2006	11.923558	13.538024	13.54%	0
2005	11.585616	11.923558	2.92%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.869872	22.091612	11.18%	0
2013	15.347405	19.869872	29.47%	0
2012	13.521127	15.347405	13.51%	0
2011	13.535153	13.521127	-0.10%	50
2010	12.021527	13.535153	12.59%	109
2009	9.702446	12.021527	23.90%	57
2008	15.747638	9.702446	-38.39%	2,942
2007	15.259789	15.747638	3.20%	3,053
2006	13.474053	15.259789	13.25%	3,056
2005	13.124497	13.474053	2.66%	296
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.884955	-1.15%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.165752	21.309563	0.68%	2,083
2013	20.174215	21.165752	4.91%	2,527
2012	17.955248	20.174215	12.36%	2,527
2011	17.408075	17.955248	3.14%	2,527
2010	15.482215	17.408075	12.44%	2,527
2009	10.329317	15.482215	49.89%	2,527
2008	14.218393	10.329317	-27.35%	2,083
2007	14.019063	14.218393	1.42%	2,083
2006	12.897849	14.019063	8.69%	2,083
2005	12.828899	12.897849	0.54%	2,083
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.525485	12.148702	-3.01%	54
2013	10.973753	12.525485	14.14%	144
2012	10.146607	10.973753	8.15%	277
2011	10.923487	10.146607	-7.11%	480
2010	9.833184	10.923487	11.09%	767
2009	8.831662	9.833184	11.34%	0
2008	12.774421	8.831662	-30.86%	0
2007	11.853660	12.774421	7.77%	0
2006	10.414474	11.853660	13.82%	0
2005	10.417474	10.414474	-0.03%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.481757	14.775541	2.03%	0
2013	14.581286	14.481757	-0.68%	0
2012	13.519686	14.581286	7.85%	0
2011	13.447271	13.519686	0.54%	0
2010	12.607582	13.447271	6.66%	0
2009	10.649338	12.607582	18.39%	0
2008	11.685113	10.649338	-8.86%	0
2007	11.280951	11.685113	3.58%	0
2006	11.017808	11.280951	2.39%	0
2005	11.064280	11.017808	-0.42%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.217676	14.466933	1.75%	1,368
2013	14.355811	14.217676	-0.96%	2,434
2012	13.344146	14.355811	7.58%	2,434
2011	13.309381	13.344146	0.26%	2,626
2010	12.503927	13.309381	6.44%	3,685
2009	10.586346	12.503927	18.11%	5,096
2008	11.649293	10.586346	-9.12%	4,350
2007	11.272423	11.649293	3.34%	6,535
2006	11.034309	11.272423	2.16%	7,247
2005	11.114919	11.034309	-0.73%	6,552
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.704426	15.276260	3.89%	0
2013	12.947626	14.704426	13.57%	0
2012	11.716240	12.947626	10.51%	0
2011	12.247675	11.716240	-4.34%	0
2010	10.915736	12.247675	12.20%	0
2009	8.612082	10.915736	26.75%	0
2008	12.308565	8.612082	-30.03%	0
2007	10.855371	12.308565	13.39%	0
2006	10.297528	10.855371	5.42%	0
2005	10.079199	10.297528	2.17%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.659344	14.170782	3.74%	0
2013	12.047530	13.659344	13.38%	0
2012	10.920228	12.047530	10.32%	0
2011	11.430561	10.920228	-4.46%	0
2010	10.203390	11.430561	12.03%	0
2009	8.061296	10.203390	26.57%	0
2008	11.535316	8.061296	-30.12%	0
2007	10.189649	11.535316	13.21%	0
2006	9.674991	10.189649	5.32%	0
2005	9.483296	9.674991	2.02%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.044139	13.559719	3.95%	0
2013	10.846704	13.044139	20.26%	0
2012	9.567441	10.846704	13.37%	0
2011	10.383035	9.567441	-7.86%	0
2010	9.091762	10.383035	14.20%	0
2009	6.965163	9.091762	30.53%	0
2008	11.050495	6.965163	-36.97%	0
2007	9.457546	11.050495	16.84%	0
2006	9.003974	9.457546	5.04%	0
2005	8.824678	9.003974	2.03%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.895305	12.342451	3.76%	0
2013	9.911662	11.895305	20.01%	0
2012	8.759567	9.911662	13.15%	0
2011	9.526166	8.759567	-8.05%	0
2010	8.352408	9.526166	14.05%	0
2009	6.417067	8.352408	30.16%	0
2008	10.191098	6.417067	-37.03%	0
2007	8.742068	10.191098	16.58%	0
2006	8.332547	8.742068	4.91%	0
2005	8.184450	8.332547	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.867698	16.089771	8.22%	0
2013	12.656792	14.867698	17.47%	0
2012	11.201288	12.656792	12.99%	0
2011	11.842074	11.201288	-5.41%	0
2010	10.210071	11.842074	15.98%	0
2009	7.507100	10.210071	36.01%	0
2008	11.575353	7.507100	-35.15%	0
2007	10.814281	11.575353	7.04%	0
2006	9.853844	10.814281	9.75%	0
2005	9.491339	9.853844	3.82%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.253404	16.496324	8.15%	0
2013	13.008709	15.253404	17.26%	0
2012	11.525992	13.008709	12.86%	0
2011	12.191350	11.525992	-5.46%	0
2010	10.531949	12.191350	15.76%	0
2009	7.745702	10.531949	35.97%	0
2008	11.966043	7.745702	-35.27%	544
2007	11.197705	11.966043	6.86%	906
2006	10.216090	11.197705	9.61%	1,000
2005	9.848019	10.216090	3.74%	1,682
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.452522	14.663246	9.00%	0
2013	9.888749	13.452522	36.04%	0
2012	8.205246	9.888749	20.52%	0
2011	8.577140	8.205246	-4.34%	0
2010	7.390331	8.577140	16.06%	0
2009	5.531486	7.390331	33.60%	0
2008	9.568311	5.531486	-42.19%	0
2007	9.104175	9.568311	5.10%	0
2006	8.124287	9.104175	12.06%	0
2005	6.831136	8.124287	18.93%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.177999	14.334821	8.78%	0
2013	9.696544	13.177999	35.90%	0
2012	8.069341	9.696544	20.17%	497
2011	8.442286	8.069341	-4.42%	497
2010	7.278990	8.442286	15.98%	497
2009	5.453249	7.278990	33.48%	725
2008	9.458655	5.453249	-42.35%	725
2007	9.016358	9.458655	4.91%	228
2006	8.058566	9.016358	11.89%	228
2005	6.792938	8.058566	18.63%	228
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.141836	16.171429	6.80%	0
2013	12.032916	15.141836	25.84%	0
2012	10.446041	12.032916	15.19%	0
2011	10.535840	10.446041	-0.85%	0
2010	9.312785	10.535840	13.13%	0
2009	7.285831	9.312785	27.82%	0
2008	12.936709	7.285831	-43.68%	0
2007	12.977703	12.936709	-0.32%	0
2006	10.993905	12.977703	18.04%	0
2005	10.574610	10.993905	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.205656	17.280971	6.64%	7,056
2013	12.896920	16.205656	25.66%	7,119
2012	11.208791	12.896920	15.06%	7,282
2011	11.328060	11.208791	-1.05%	7,461
2010	10.027926	11.328060	12.97%	7,526
2009	7.854230	10.027926	27.68%	7,335
2008	13.972189	7.854230	-43.79%	5,723
2007	14.036537	13.972189	-0.46%	6,344
2006	11.905850	14.036537	17.90%	6,875
2005	11.472094	11.905850	3.78%	7,187
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.972515	15.161587	8.51%	0
2013	10.650427	13.972515	31.19%	0
2012	9.151091	10.650427	16.38%	0
2011	9.164718	9.151091	-0.15%	0
2010	8.130901	9.164718	12.71%	0
2009	6.504780	8.130901	25.00%	0
2008	11.365422	6.504780	-42.77%	0
2007	10.324056	11.365422	10.09%	0
2006	9.292999	10.324056	11.09%	0
2005	8.791444	9.292999	5.71%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.113861	15.292892	8.35%	0
2013	10.775180	14.113861	30.98%	0
2012	9.270344	10.775180	16.23%	0
2011	9.303904	9.270344	-0.36%	0
2010	8.262679	9.303904	12.60%	0
2009	6.617745	8.262679	24.86%	49
2008	11.587292	6.617745	-42.89%	49
2007	10.539053	11.587292	9.95%	2,421
2006	9.499559	10.539053	10.94%	2,468
2005	8.997519	9.499559	5.58%	2,422
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.728212	13.911694	9.30%	0
2013	9.506510	12.728212	33.89%	0
2012	8.443178	9.506510	12.59%	0
2011	8.576777	8.443178	-1.56%	0
2010	7.033050	8.576777	21.95%	0
2009	5.583142	7.033050	25.97%	0
2008	10.764399	5.583142	-48.13%	0
2007	8.632044	10.764399	24.70%	0
2006	8.227083	8.632044	4.92%	0
2005	7.919648	8.227083	3.88%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.770368	10.661993	9.13%	5,599
2013	7.308253	9.770368	33.69%	5,888
2012	6.498908	7.308253	12.45%	4,238
2011	6.613218	6.498908	-1.73%	4,238
2010	5.431450	6.613218	21.76%	4,238
2009	4.317882	5.431450	25.79%	4,238
2008	8.336685	4.317882	-48.21%	5,236
2007	6.696368	8.336685	24.50%	7,141
2006	6.391776	6.696368	4.77%	9,753
2005	6.162875	6.391776	3.71%	10,898
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.466297	13.379613	-0.64%	0
2013	12.939146	13.466297	4.07%	0
2012	11.527067	12.939146	12.25%	0
2011	11.282982	11.527067	2.16%	0
2010	10.087208	11.282982	11.85%	0
2009	7.137243	10.087208	41.33%	0
2008	9.689202	7.137243	-26.34%	0
2007	9.602576	9.689202	0.90%	0
2006	8.786070	9.602576	9.29%	0
2005	8.717634	8.786070	0.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.355692	14.239250	-0.81%	0
2013	13.816642	14.355692	3.90%	0
2012	12.333054	13.816642	12.03%	0
2011	12.096337	12.333054	1.96%	0
2010	10.825339	12.096337	11.74%	0
2009	7.676108	10.825339	41.03%	0
2008	10.431537	7.676108	-26.41%	0
2007	10.349813	10.431537	0.79%	0
2006	9.482825	10.349813	9.14%	218
2005	9.428352	9.482825	0.58%	205
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.722123	15.319371	11.64%	1,363
2013	10.555769	13.722123	30.00%	1,377
2012	9.264281	10.555769	13.94%	1,398
2011	9.235851	9.264281	0.31%	1,404
2010	8.168309	9.235851	13.07%	1,412
2009	6.563319	8.168309	24.45%	1,417
2008	10.598174	6.563319	-38.07%	1,948
2007	10.226216	10.598174	3.64%	2,581
2006	8.988721	10.226216	13.77%	3,702
2005	8.722926	8.988721	3.05%	4,376
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.863942	17.543350	4.03%	215
2013	17.466074	16.863942	-3.45%	210
2012	16.779185	17.466074	4.09%	179
2011	15.902308	16.779185	5.51%	172
2010	15.006067	15.902308	5.97%	171
2009	13.191412	15.006067	13.76%	169
2008	13.870262	13.191412	-4.89%	157
2007	13.523533	13.870262	2.56%	516
2006	13.183401	13.523533	2.58%	491
2005	13.123136	13.183401	0.46%	440
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	49.650975	51.831089	4.39%	0
2013	37.122048	49.650975	33.75%	0
2012	32.910995	37.122048	12.80%	0
2011	37.497800	32.910995	-12.23%	0
2010	29.638492	37.497800	26.52%	0
2009	21.534062	29.638492	37.64%	0
2008	36.215259	21.534062	-40.54%	0
2007	31.904002	36.215259	13.51%	0
2006	28.825064	31.904002	10.68%	0
2005	24.806191	28.825064	16.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.675250	31.972526	4.23%	1,249
2013	22.967228	30.675250	33.56%	1,285
2012	20.395263	22.967228	12.61%	1,979
2011	23.273141	20.395263	-12.37%	2,225
2010	18.414085	23.273141	26.39%	3,395
2009	13.404078	18.414085	37.38%	2,711
2008	22.579167	13.404078	-40.64%	6,316
2007	19.916853	22.579167	13.37%	9,927
2006	18.024737	19.916853	10.50%	12,304
2005	15.536406	18.024737	16.02%	12,867
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.986036	10.800353	-1.69%	0
2013	11.172775	10.986036	-1.67%	0
2012	11.351091	11.172775	-1.57%	0
2011	11.534265	11.351091	-1.59%	0
2010	11.705296	11.534265	-1.46%	0
2009	11.822500	11.705296	-0.99%	0
2008	11.673439	11.822500	1.28%	0
2007	11.291501	11.673439	3.38%	0
2006	10.950666	11.291501	3.11%	0
2005	10.810512	10.950666	1.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	0
2010	10.581339	11.753048	11.07%	0
2009	8.513548	10.581339	24.29%	0
2008	15.429063	8.513548	-44.82%	0
2007	13.392845	15.429063	15.20%	0
2006	11.550783	13.392845	15.95%	0
2005	9.876226	11.550783	16.96%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.505337	10.371359	-9.86%	553
2013	8.991714	11.505337	27.95%	553
2012	7.599005	8.991714	18.33%	553
2011	9.351880	7.599005	-18.74%	680
2010	8.431746	9.351880	10.91%	702
2009	6.795715	8.431746	24.07%	726
2008	12.336679	6.795715	-44.91%	726
2007	10.722642	12.336679	15.05%	726
2006	9.261535	10.722642	15.78%	726
2005	7.931469	9.261535	16.77%	726

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.526414	18.082129	9.41%	0
2013	12.708273	16.526414	30.04%	0
2012	10.702283	12.708273	18.74%	0
2011	11.171858	10.702283	-4.20%	0
2010	9.653161	11.171858	15.73%	0
2009	6.898839	9.653161	39.92%	0
2008	13.126036	6.898839	-47.44%	0
2007	13.093301	13.126036	0.25%	0
2006	11.626680	13.093301	12.61%	0
2005	11.148993	11.626680	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.215170	17.709765	9.22%	0
2013	12.479387	16.215170	29.94%	0
2012	10.531542	12.479387	18.50%	0
2011	11.008165	10.531542	-4.33%	0
2010	9.529249	11.008165	15.52%	0
2009	6.821757	9.529249	39.69%	0
2008	12.996811	6.821757	-47.51%	0
2007	12.981293	12.996811	0.12%	0
2006	11.542131	12.981293	12.47%	0
2005	11.093630	11.542131	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.748426	22.809445	4.88%	0
2013	16.960648	21.748426	28.23%	0
2012	13.575489	16.960648	24.94%	0
2011	15.150416	13.575489	-10.40%	0
2010	12.187926	15.150416	24.31%	0
2009	7.877359	12.187926	54.72%	0
2008	16.413919	7.877359	-52.01%	0
2007	15.813820	16.413919	3.79%	0
2006	13.844139	15.813820	14.23%	0
2005	13.732058	13.844139	0.82%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.207548	21.157769	4.70%	596
2013	15.790595	20.207548	27.97%	633
2012	12.642594	15.790595	24.90%	669
2011	14.138647	12.642594	-10.58%	710
2010	11.384502	14.138647	24.19%	1,135
2009	7.369529	11.384502	54.48%	1,202
2008	15.390458	7.369529	-52.12%	3,293
2007	14.850050	15.390458	3.64%	1,187
2006	13.021605	14.850050	14.04%	1,333
2005	12.932313	13.021605	0.69%	1,477

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.611988	21.014811	7.15%	0
2013	15.340823	19.611988	27.84%	0
2012	13.912793	15.340823	10.26%	0
2011	13.314924	13.912793	4.49%	0
2010	11.199776	13.314924	18.89%	0
2009	9.682314	11.199776	15.67%	0
2008	13.482615	9.682314	-28.19%	0
2007	14.056416	13.482615	-4.08%	0
2006	12.176606	14.056416	15.44%	0
2005	11.946646	12.176606	1.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.360724	16.083577	-12.40%	0
2013	15.151741	18.360724	21.18%	0
2012	12.997331	15.151741	16.58%	0
2011	14.763842	12.997331	-11.97%	0
2010	13.820056	14.763842	6.83%	0
2009	10.236559	13.820056	35.01%	0
2008	17.424713	10.236559	-41.25%	0
2007	15.310355	17.424713	13.81%	0
2006	12.797582	15.310355	19.63%	0
2005	11.783755	12.797582	8.60%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.061591	16.014951	6.33%	918
2013	10.960255	15.061591	37.42%	927
2012	9.832900	10.960255	11.47%	936
2011	10.685443	9.832900	-7.98%	355
2010	9.091331	10.685443	17.53%	745
2009	5.583410	9.091331	62.83%	1,648
2008	11.162720	5.583410	-49.98%	1,707
2007	9.736326	11.162720	14.65%	7,712
2006	9.650952	9.736326	0.88%	7,679
2005	9.120705	9.650952	5.81%	7,596

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.111550	19.423870	7.25%	1,184
2013	13.582193	18.111550	33.35%	1,184
2012	11.618795	13.582193	16.90%	2,591
2011	12.073857	11.618795	-3.77%	5,522
2010	10.616214	12.073857	13.73%	6,505
2009	8.410578	10.616214	26.22%	5,353
2008	13.327892	8.410578	-36.89%	8,504
2007	13.882899	13.327892	-4.00%	15,394
2006	12.169700	13.882899	14.08%	18,261
2005	11.890851	12.169700	2.35%	18,731
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.944070	15.886690	6.31%	0
2013	11.762098	14.944070	27.05%	0
2012	10.507340	11.762098	11.94%	0
2011	10.695442	10.507340	-1.76%	0
2010	9.931322	10.695442	7.69%	0
2009	7.874708	9.931322	26.12%	0
2008	11.467680	7.874708	-31.33%	0
2007	10.791189	11.467680	6.27%	0
2006*	10.000000	10.791189	7.91%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.666952	15.548875	6.01%	439
2013	11.572056	14.666952	26.74%	439
2012	10.362023	11.572056	11.68%	439
2011	10.571893	10.362023	-1.99%	1,257
2010	9.844144	10.571893	7.39%	1,653
2009	7.824811	9.844144	25.81%	1,303
2008	11.424371	7.824811	-31.51%	1,303
2007	10.774151	11.424371	6.03%	1,303
2006*	10.000000	10.774151	7.74%	1,039
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	22.118813	21.762294	-1.61%	138
2013	18.953583	22.118813	16.70%	138
2012	16.729987	18.953583	13.29%	138
2011	18.298247	16.729987	-8.57%	138
2010	16.530273	18.298247	10.70%	262
2009	12.464497	16.530273	32.62%	409
2008	21.328286	12.464497	-41.56%	409
2007	18.959922	21.328286	12.49%	409
2006	15.081854	18.959922	25.71%	409
2005	13.034430	15.081854	15.71%	409

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.151315	19.660478	2.66%	0
2013	15.124371	19.151315	26.63%	0
2012	13.867387	15.124371	9.06%	0
2011	15.067784	13.867387	-7.97%	0
2010	13.432504	15.067784	12.17%	0
2009	10.494240	13.432504	28.00%	0
2008	14.935532	10.494240	-29.74%	0
2007	13.870692	14.935532	7.68%	0
2006	12.683944	13.870692	9.36%	0
2005	11.989513	12.683944	5.79%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.083536	13.894730	6.20%	0
2013	9.714056	13.083536	34.69%	0
2012*	10.000000	9.714056	-2.86%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.610787	15.468629	-6.88%	0
2013	13.504107	16.610787	23.01%	845
2012	11.527620	13.504107	17.15%	845
2011	12.637243	11.527620	-8.78%	845
2010	11.829411	12.637243	6.83%	1,690
2009*	10.000000	11.829411	18.29%	1,690
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.427617	-5.72%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.482946	13.320927	6.71%	0
2013	9.254463	12.482946	34.89%	0
2012	8.086767	9.254463	14.44%	0
2011	8.766800	8.086767	-7.76%	1,495
2010	6.902462	8.766800	27.01%	1,828
2009	4.971189	6.902462	38.85%	780
2008	10.447828	4.971189	-52.42%	2,252
2007	9.706459	10.447828	7.64%	4,052
2006	9.652177	9.706459	0.56%	5,206
2005	9.545848	9.652177	1.11%	5,917

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.948920	19.049389	-9.07%	0
2013	15.090800	20.948920	38.82%	0
2012	12.698638	15.090800	18.84%	0
2011	14.432424	12.698638	-12.01%	0
2010	10.800166	14.432424	33.63%	1
2009	6.743681	10.800166	60.15%	1
2008	11.343438	6.743681	-40.55%	4
2007	11.286669	11.343438	0.50%	1,600
2006	10.166759	11.286669	11.02%	1,746
2005	9.846662	10.166759	3.25%	1,681
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.991545	21.656631	8.33%	0
2013	14.998315	19.991545	33.29%	932
2012	13.167049	14.998315	13.91%	932
2011	13.457059	13.167049	-2.16%	3,562
2010	12.309015	13.457059	9.33%	3,953
2009	10.226012	12.309015	20.37%	1,187
2008	15.467642	10.226012	-33.89%	6,795
2007	14.625942	15.467642	5.75%	9,763
2006	12.346413	14.625942	18.46%	12,594
2005	11.796443	12.346413	4.66%	13,040
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	2,681
2012	10.351608	11.796298	13.96%	2,681
2011	10.720815	10.351608	-3.44%	2,681
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.852310	22.041574	11.03%	0
2013	15.337695	19.852310	29.43%	0
2012	13.634017	15.337695	12.50%	0
2011	13.802178	13.634017	-1.22%	0
2010	12.408774	13.802178	11.23%	0
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.733446	14.173682	3.21%	0
2013	11.332197	13.733446	21.19%	0
2012	9.962813	11.332197	13.74%	9,407
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	0
2009	7.516796	9.119112	21.32%	0
2008	10.889310	7.516796	-30.97%	1,839
2007	10.437649	10.889310	4.33%	0
2006*	10.000000	10.437649	4.38%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.975661	14.991293	0.10%	451
2013	11.842648	14.975661	26.46%	451
2012	9.868315	11.842648	20.01%	451
2011	11.069150	9.868315	-10.85%	451
2010	10.117159	11.069150	9.41%	858
2009	7.268248	10.117159	39.20%	1,338
2008	12.049870	7.268248	-39.68%	1,338
2007	10.719544	12.049870	12.41%	1,338
2006*	10.000000	10.719544	7.20%	682
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.495092	14.335786	6.23%	228
2013	10.592016	13.495092	27.41%	228
2012	9.178394	10.592016	15.40%	228
2011	9.796069	9.178394	-6.31%	228
2010	8.431393	9.796069	16.19%	434
2009	6.180334	8.431393	36.42%	676
2008	11.270518	6.180334	-45.16%	4,273
2007	10.247234	11.270518	9.99%	676
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.817444	-1.83%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.651492	14.842251	8.72%	0
2013	10.007801	13.651492	36.41%	0
2012	9.131281	10.007801	9.60%	0
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.570562	14.741852	8.63%	0
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0
2010	7.879127	9.570204	21.46%	0
2009	6.106026	7.879127	29.04%	0
2008*	10.000000	6.106026	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	655
2011	10.096181	9.791400	-3.02%	655
2010	9.302682	10.096181	8.53%	655
2009	7.898055	9.302682	17.78%	655
2008*	10.000000	7.898055	-21.02%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	253
2011	10.550197	10.517582	-0.31%	253
2010	10.049218	10.550197	4.99%	253
2009	9.045270	10.049218	11.10%	498
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	6,532
2010	9.032136	9.888232	9.48%	6,532
2009	7.534670	9.032136	19.87%	7,010
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	257
2011	10.262408	10.061041	-1.96%	257
2010	9.574869	10.262408	7.18%	257
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.840976	12.228109	3.27%	0
2013	12.280514	11.840976	-3.58%	0
2012	11.594400	12.280514	5.92%	0
2011	11.064660	11.594400	4.79%	0
2010	10.514058	11.064660	5.24%	0
2009	9.832166	10.514058	6.94%	0
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.668360	12.006669	2.90%	0
2013	12.128324	11.668360	-3.79%	1,251
2012	11.479579	12.128324	5.65%	1,251
2011	10.991856	11.479579	4.44%	1,251
2010	10.472120	10.991856	4.96%	1,251
2009	9.810381	10.472120	6.75%	1,251
2008*	10.000000	9.810381	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	805
2012	12.447959	13.106782	5.29%	805
2011	11.940533	12.447959	4.25%	805
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.966502	23.135653	-7.33%	87
2013	25.289828	24.966502	-1.28%	0
2012	21.991690	25.289828	15.00%	0
2011	28.902667	21.991690	-23.91%	0
2010	25.365736	28.902667	13.94%	0
2009	15.822270	25.365736	60.32%	0
2008	38.261317	15.822270	-58.65%	0
2007	26.810265	38.261317	42.71%	0
2006	20.006981	26.810265	34.00%	0
2005	15.379509	20.006981	30.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.244928	13.614651	2.79%	54
2013	14.043536	13.244928	-5.69%	144
2012	13.863230	14.043536	1.30%	277
2011	13.148376	13.863230	5.44%	578
2010	12.765328	13.148376	3.00%	924
2009	12.646087	12.765328	0.94%	1,381
2008	11.942823	12.646087	5.89%	1,957
2007	11.338783	11.942823	5.33%	2,252
2006	11.161405	11.338783	1.59%	2,529
2005	10.995063	11.161405	1.51%	2,616

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
2011	7.696934	6.809681	-11.53%	0
2010	6.928966	7.696934	11.08%	0
2009	5.445149	6.928966	27.25%	0
2008*	10.000000	5.445149	-45.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.949033	18.523510	3.20%	0
2013	14.349471	17.949033	25.08%	1,164
2012	12.595161	14.349471	13.93%	1,923
2011	13.336886	12.595161	-5.56%	1,923
2010	11.835911	13.336886	12.68%	2,734
2009	9.465454	11.835911	25.04%	7,392
2008	15.246911	9.465454	-37.92%	20,784
2007	14.639757	15.246911	4.15%	21,763
2006	12.742739	14.639757	14.89%	39,088
2005	12.009900	12.742739	6.10%	38,222
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	3,968
2012	12.319785	13.246513	7.52%	3,968
2011	12.422474	12.319785	-0.83%	3,968
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.169901	13.449669	2.12%	152
2013	12.780157	13.169901	3.05%	406
2012	12.361915	12.780157	3.38%	3,951
2011	12.217129	12.361915	1.19%	5,006
2010	11.736764	12.217129	4.09%	5,817
2009	10.945387	11.736764	7.23%	3,100
2008	11.848308	10.945387	-7.62%	4,273
2007	11.438794	11.848308	3.58%	32,289
2006	10.960469	11.438794	4.36%	11,237
2005	10.792597	10.960469	1.56%	11,790

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.980768	16.523017	3.39%	3,716
2013	13.939325	15.980768	14.65%	3,845
2012	12.797314	13.939325	8.92%	8,057
2011	13.023419	12.797314	-1.74%	8,620
2010	11.944897	13.023419	9.03%	17,952
2009	10.199700	11.944897	17.11%	15,231
2008	13.509994	10.199700	-24.50%	8,518
2007	13.008688	13.509994	3.85%	18,026
2006	11.883847	13.008688	9.47%	23,144
2005	11.475511	11.883847	3.56%	21,119
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.272210	17.820221	3.17%	6,625
2013	14.357881	17.272210	20.30%	7,149
2012	12.839953	14.357881	11.82%	8,943
2011	13.345367	12.839953	-3.79%	9,442
2010	12.031817	13.345367	10.92%	8,738
2009	9.839727	12.031817	22.28%	11,166
2008	14.590137	9.839727	-32.56%	27,952
2007	13.983780	14.590137	4.34%	35,088
2006	12.419111	13.983780	12.60%	35,245
2005	11.798821	12.419111	5.26%	35,652
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.804592	15.242640	2.96%	6,200
2013	13.630124	14.804592	8.62%	6,296
2012	12.834519	13.630124	6.20%	6,438
2011	12.792143	12.834519	0.33%	9,637
2010	11.991995	12.792143	6.67%	10,210
2009	10.648772	11.991995	12.61%	10,038
2008	12.751344	10.648772	-16.49%	15,380
2007	12.254994	12.751344	4.05%	17,360
2006	11.497891	12.254994	6.58%	17,856
2005	11.194012	11.497891	2.71%	15,990
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.805982	22.252042	6.95%	0
2013	15.482901	20.805982	34.38%	0
2012	13.271445	15.482901	16.66%	0
2011	13.808941	13.271445	-3.89%	0
2010	12.911434	13.808941	6.95%	0
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.552673	21.933146	6.72%	7,841
2013	15.341284	20.552673	33.97%	8,013
2012	13.179314	15.341284	16.40%	8,465
2011	13.749831	13.179314	-4.15%	14,904
2010	12.889699	13.749831	6.67%	18,883
2009*	10.000000	12.889699	28.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.627465	25.413747	7.56%	0
2013	18.065559	23.627465	30.79%	0
2012	15.645031	18.065559	15.47%	0
2011	16.330567	15.645031	-4.20%	0
2010	13.163628	16.330567	24.06%	0
2009	9.792131	13.163628	34.43%	0
2008	15.678812	9.792131	-37.55%	0
2007	14.830329	15.678812	5.72%	0
2006	13.728454	14.830329	8.03%	0
2005	12.457864	13.728454	10.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	22.011492	23.622706	7.32%	0
2013	16.860549	22.011492	30.55%	0
2012	14.626125	16.860549	15.28%	0
2011	15.288024	14.626125	-4.33%	235
2010	12.356176	15.288024	23.73%	235
2009	9.208623	12.356176	34.18%	235
2008	14.779688	9.208623	-37.69%	1,722
2007	14.004322	14.779688	5.54%	2,009
2006	12.981161	14.004322	7.88%	2,148
2005	11.800910	12.981161	10.00%	2,148
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.599746	9.436554	-1.70%	2,615
2013	9.765758	9.599746	-1.70%	2,833
2012	9.935112	9.765758	-1.70%	3,061
2011	10.106446	9.935112	-1.70%	3,253
2010	10.281211	10.106446	-1.70%	10,927
2009	10.454628	10.281211	-1.66%	14,308
2008	10.421407	10.454628	0.32%	11,624
2007	10.117716	10.421407	3.00%	10,302
2006	9.846151	10.117716	2.76%	9,812
2005	9.755674	9.846151	0.93%	9,787
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.881151	10.551539	-3.03%	0
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
2011	9.062326	8.051216	-11.16%	0
2010	8.100611	9.062326	11.87%	0
2009	6.054548	8.100611	33.79%	0
2008*	10.000000	6.054548	-39.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.001464	-9.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.985025	-10.15%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.009812	14.086480	8.28%	0
2013	9.846233	13.009812	32.13%	0
2012	8.624835	9.846233	14.16%	0
2011	9.066774	8.624835	-4.87%	0
2010	7.995483	9.066774	13.40%	0
2009	6.288065	7.995483	27.15%	0
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.338983	13.371647	8.37%	1,467
2013	9.296096	12.338983	32.73%	1,585
2012	8.042434	9.296096	15.59%	3,646
2011	8.712042	8.042434	-7.69%	5,236
2010	7.860693	8.712042	10.83%	6,808
2009	6.276217	7.860693	25.25%	8,283
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.842586	14.113403	1.96%	0
2013	10.159648	13.842586	36.25%	0
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	0
2009	6.198650	7.720646	24.55%	0
2008*	10.000000	6.198650	-38.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.757742	16.975956	15.03%	0
2013	11.065093	14.757742	33.37%	0
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.936119	15.054851	0.79%	0
2013	10.555210	14.936119	41.50%	0
2012	9.495007	10.555210	11.17%	0
2011	9.742793	9.495007	-2.54%	861
2010	7.922285	9.742793	22.98%	861
2009	6.336594	7.922285	25.02%	0
2008	12.057589	6.336594	-47.45%	0
2007	11.202931	12.057589	7.63%	0
2006	11.065828	11.202931	1.24%	0
2005	10.448386	11.065828	5.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.826817	24.014429	5.20%	0
2013	16.539351	22.826817	38.02%	0
2012	13.969825	16.539351	18.39%	0
2011	14.970004	13.969825	-6.68%	0
2010	12.028519	14.970004	24.45%	0
2009	9.695003	12.028519	24.07%	0
2008	14.536925	9.695003	-33.31%	0
2007	15.884945	14.536925	-8.49%	0
2006	13.776435	15.884945	15.31%	0
2005	13.596173	13.776435	1.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.615179	21.635669	4.95%	3,545
2013	14.977072	20.615179	37.64%	3,463
2012	12.665032	14.977072	18.26%	3,732
2011	13.626743	12.665032	-7.06%	4,540
2010	10.960475	13.626743	24.33%	4,495
2009	8.859064	10.960475	23.72%	4,011
2008	13.312533	8.859064	-33.45%	0
2007	14.599504	13.312533	-8.82%	0
2006	12.682909	14.599504	15.11%	0
2005	12.552481	12.682909	1.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	23.488028	23.276895	-0.90%	0
2013	16.957288	23.488028	38.51%	0
2012	14.935792	16.957288	13.53%	0
2011	16.087934	14.935792	-7.16%	0
2010	13.059344	16.087934	23.19%	0
2009	9.862655	13.059344	32.41%	0
2008	16.232644	9.862655	-39.24%	0
2007	16.170181	16.232644	0.39%	0
2006	14.681630	16.170181	10.14%	0
2005	13.296931	14.681630	10.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.397331	23.127409	-1.15%	96
2013	16.934590	23.397331	38.16%	104
2012	14.951501	16.934590	13.26%	112
2011	16.146569	14.951501	-7.40%	1,385
2010	13.142599	16.146569	22.86%	1,653
2009	9.945633	13.142599	32.14%	464
2008	16.413170	9.945633	-39.40%	5,608
2007	16.388120	16.413170	0.15%	6,248
2006	14.917635	16.388120	9.86%	6,393
2005	13.548202	14.917635	10.11%	6,535

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.630972	13.883408	9.92%	0
2013	9.824382	12.630972	28.57%	0
2012	8.779015	9.824382	11.91%	0
2011	8.896885	8.779015	-1.32%	0
2010	7.993618	8.896885	11.30%	0
2009	6.476645	7.993618	23.42%	0
2008	11.284508	6.476645	-42.61%	0
2007	10.640814	11.284508	6.05%	0
2006*	10.000000	10.640814	6.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.911489	13.794413	26.42%	0
2013	10.808349	10.911489	0.95%	0
2012	9.513349	10.808349	13.61%	0
2011	9.117820	9.513349	4.34%	0
2010	7.144713	9.117820	27.62%	0
2009	5.569001	7.144713	28.29%	0
2008*	10.000000	5.569001	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.089992	14.527845	-9.71%	0
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.250934	19.803266	8.51%	0
2013	13.492695	18.250934	35.27%	897
2012	12.368567	13.492695	9.09%	897
2011	12.981945	12.368567	-4.72%	897
2010	10.749471	12.981945	20.77%	897
2009	8.320532	10.749471	29.19%	897
2008	13.978067	8.320532	-40.47%	897
2007	13.215001	13.978067	5.77%	897
2006	11.822846	13.215001	11.78%	897
2005	11.254941	11.822846	5.05%	897

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.853534	21.974427	0.55%	0
2013	17.462751	21.853534	25.14%	0
2012	14.650073	17.462751	19.20%	0
2011	16.250186	14.650073	-9.85%	0
2010	14.255145	16.250186	14.00%	0
2009	10.375248	14.255145	37.40%	0
2008	17.647130	10.375248	-41.21%	0
2007	16.886889	17.647130	4.50%	0
2006	14.595798	16.886889	15.70%	0
2005	12.988987	14.595798	12.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.204186	21.272249	0.32%	0
2013	16.986021	21.204186	24.83%	0
2012	14.287161	16.986021	18.89%	0
2011	15.888665	14.287161	-10.08%	0
2010	13.969571	15.888665	13.74%	1,924
2009	10.197856	13.969571	36.99%	1,924
2008	17.386791	10.197856	-41.35%	4,400
2007	16.675092	17.386791	4.27%	5,426
2006	14.453068	16.675092	15.37%	5,603
2005	12.889927	14.453068	12.13%	5,654
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.460386	17.591193	0.75%	494
2013	17.827785	17.460386	-2.06%	1,162
2012	16.029099	17.827785	11.22%	1,162
2011	16.200435	16.029099	-1.06%	1,258
2010	14.359278	16.200435	12.82%	1,623
2009	12.336611	14.359278	16.40%	1,966
2008	14.675814	12.336611	-15.94%	1,298
2007	13.629108	14.675814	7.68%	1,256
2006	12.928928	13.629108	5.42%	787
2005	12.833750	12.928928	0.74%	256
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.009507	-9.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.315696	17.706412	8.52%	120
2013	12.627732	16.315696	29.21%	130
2012	11.016787	12.627732	14.62%	473
2011	11.242275	11.016787	-2.01%	482
2010	9.873935	11.242275	13.86%	719
2009	7.847787	9.873935	25.82%	757
2008	13.008326	7.847787	-39.67%	2,319
2007	12.706986	13.008326	2.37%	7,836
2006	11.263768	12.706986	12.81%	10,393
2005	10.835929	11.263768	3.95%	10,408
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	25.424362	27.974607	10.03%	0
2013	18.341003	25.424362	38.62%	0
2012	15.814354	18.341003	15.98%	0
2011	16.451271	15.814354	-3.87%	0
2010	13.561335	16.451271	21.31%	0
2009	10.055658	13.561335	34.86%	0
2008	16.454603	10.055658	-38.89%	0
2007	16.945780	16.454603	-2.90%	0
2006	14.989876	16.945780	13.05%	0
2005	13.872076	14.989876	8.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.691985	16.125413	9.76%	0
2013	10.628341	14.691985	38.23%	0
2012	9.188879	10.628341	15.67%	0
2011	9.575665	9.188879	-4.04%	0
2010	7.916000	9.575665	20.97%	0
2009	5.883075	7.916000	34.56%	0
2008	9.653847	5.883075	-39.06%	0
2007	9.960380	9.653847	-3.08%	0
2006*	10.000000	9.960380	-0.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.674518	-3.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.430031	11.319791	-0.96%	0
2013	11.654767	11.430031	-1.93%	0
2012	11.212140	11.654767	3.95%	0
2011	11.291696	11.212140	-0.70%	0
2010	10.920652	11.291696	3.40%	0
2009*	10.000000	10.920652	9.21%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.487671	20.123908	8.85%	0
2013	13.861733	18.487671	33.37%	0
2012	11.836773	13.861733	17.11%	0
2011	12.627166	11.836773	-6.26%	0
2010	11.230666	12.627166	12.43%	48
2009	8.801105	11.230666	27.61%	48
2008	14.605472	8.801105	-39.74%	48
2007	15.814500	14.605472	-7.65%	48
2006	13.878937	15.814500	13.95%	48
2005	13.416801	13.878937	3.44%	96
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.501677	14.205308	-8.36%	0
2013	12.313213	15.501677	25.89%	0
2012	10.274779	12.313213	19.84%	0
2011	12.583100	10.274779	-18.34%	0
2010	11.634115	12.583100	8.16%	0
2009	9.496110	11.634115	22.51%	0
2008	17.236195	9.496110	-44.91%	0
2007	16.181977	17.236195	6.51%	0
2006	12.888396	16.181977	25.55%	0
2005	11.685298	12.888396	10.30%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.796898	21.145361	1.68%	0
2013	15.154157	20.796898	37.24%	0
2012	13.122108	15.154157	15.49%	0
2011	14.010837	13.122108	-6.34%	0
2010	11.313316	14.010837	23.84%	0
2009	8.749918	11.313316	29.30%	0
2008	14.679706	8.749918	-40.39%	0
2007	17.111577	14.679706	-14.21%	0
2006	14.840090	17.111577	15.31%	0
2005	14.104173	14.840090	5.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.586039	18.967570	7.86%	0
2013	12.447334	17.586039	41.28%	0
2012	11.085797	12.447334	12.28%	0
2011	13.727399	11.085797	-19.24%	0
2010	11.560285	13.727399	18.75%	20
2009	7.175351	11.560285	61.11%	173
2008	11.592660	7.175351	-38.10%	224
2007	11.177220	11.592660	3.72%	501
2006	10.783840	11.177220	3.65%	522
2005	10.378938	10.783840	3.90%	569
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.009836	12.698828	5.74%	0
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
2010	10.519334	11.049723	5.04%	0
2009	9.783489	10.519334	7.52%	0
2008	11.114815	9.783489	-11.98%	0
2007	10.747251	11.114815	3.42%	0
2006	10.556674	10.747251	1.81%	0
2005	10.332268	10.556674	2.17%	59
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.549928	8.389247	-20.48%	0
2013	9.709583	10.549928	8.65%	0
2012*	10.000000	9.709583	-2.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	0
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	0
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.760023	17.996549	7.38%	734
2013	12.674103	16.760023	32.24%	1,679
2012	11.002957	12.674103	15.19%	2,901
2011	10.557641	11.002957	4.22%	3,073
2010	9.526314	10.557641	10.83%	3,133
2009	8.056567	9.526314	18.24%	9,056
2008	13.827287	8.056567	-41.73%	9,545
2007	13.422536	13.827287	3.02%	11,089
2006	11.677593	13.422536	14.94%	15,820
2005	11.362746	11.677593	2.77%	16,584
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	17.037461	15.657768	-8.10%	0
2013	14.129313	17.037461	20.58%	0
2012	12.593928	14.129313	12.19%	0
2011	15.910752	12.593928	-20.85%	0
2010	15.526387	15.910752	2.48%	0
2009	11.761810	15.526387	32.01%	0
2008	25.626201	11.761810	-54.10%	677
2007	24.706002	25.626201	3.72%	950
2006	18.609305	24.706002	32.76%	984
2005	16.254456	18.609305	14.49%	1,022
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.702723	16.444684	11.85%	0
2013	10.923068	14.702723	34.60%	0
2012	9.574408	10.923068	14.09%	757
2011	10.074299	9.574408	-5.43%	757
2010	9.335779	10.074299	7.91%	757
2009	6.930451	9.335779	34.71%	757
2008	11.721903	6.930451	-40.88%	757
2007	10.502045	11.721903	11.62%	806
2006	10.757590	10.502045	-2.38%	1,422
2005	9.533538	10.757590	12.84%	1,454
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.605866	28.478786	7.04%	262
2013	19.674846	26.605866	35.23%	269
2012	16.904050	19.674846	16.39%	313
2011	18.827968	16.904050	-10.22%	347
2010	15.137927	18.827968	24.38%	386
2009	10.800377	15.137927	40.16%	1,729
2008	17.109239	10.800377	-36.87%	2,752
2007	17.153645	17.109239	-0.26%	3,659
2006	15.287265	17.153645	12.21%	2,957
2005	14.591161	15.287265	4.77%	6,443

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.520868	25.325598	3.28%	0
2013	17.736144	24.520868	38.25%	0
2012	15.597463	17.736144	13.71%	0
2011	15.785878	15.597463	-1.19%	0
2010	12.768951	15.785878	23.63%	0
2009	10.394939	12.768951	22.84%	0
2008	15.314829	10.394939	-32.13%	0
2007	15.691918	15.314829	-2.40%	0
2006	13.959012	15.691918	12.41%	0
2005	13.248584	13.959012	5.36%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.287194	18.154908	11.47%	0
2013	12.339328	16.287194	31.99%	0
2012	11.216470	12.339328	10.01%	0
2011	11.313863	11.216470	-0.86%	0
2010	10.029302	11.313863	12.81%	0
2009	7.631768	10.029302	31.42%	0
2008	11.845857	7.631768	-35.57%	0
2007	11.187033	11.845857	5.89%	0
2006	10.426448	11.187033	7.29%	0
2005	10.241337	10.426448	1.81%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.834450	19.874651	11.44%	0
2013	13.748595	17.834450	29.72%	0
2012	12.091149	13.748595	13.71%	0
2011	12.079251	12.091149	0.10%	0
2010	10.705698	12.079251	12.83%	0
2009	8.625042	10.705698	24.12%	0
2008	13.966272	8.625042	-38.24%	0
2007	13.506586	13.966272	3.40%	0
2006	11.901898	13.506586	13.48%	0
2005	11.570435	11.901898	2.86%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.762342	21.960890	11.12%	0
2013	15.272115	19.762342	29.40%	783
2012	13.461649	15.272115	13.45%	783
2011	13.482451	13.461649	-0.15%	2,870
2010	11.980801	13.482451	12.53%	2,870
2009	9.674489	11.980801	23.84%	2,870
2008	15.710289	9.674489	-38.42%	2,870
2007	15.231379	15.710289	3.14%	783
2006	13.455798	15.231379	13.20%	4,658
2005	13.113372	13.455798	2.61%	4,785
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.881583	-1.18%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	21.038320	21.170492	0.63%	17
2013	20.062961	21.038320	4.86%	17
2012	17.865340	20.062961	12.30%	17
2011	17.329705	17.865340	3.09%	17
2010	15.420360	17.329705	12.38%	17
2009	10.293268	15.420360	49.81%	84
2008	14.175991	10.293268	-27.39%	84
2007	13.984395	14.175991	1.37%	84
2006	12.872484	13.984395	8.64%	3,479
2005	12.810159	12.872484	0.49%	3,479
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.451337	12.070639	-3.06%	0
2013	10.914345	12.451337	14.08%	0
2012	10.096823	10.914345	8.10%	0
2011	10.875410	10.096823	-7.16%	0
2010	9.794887	10.875410	11.03%	0
2009	8.801740	9.794887	11.28%	631
2008	12.737639	8.801740	-30.90%	1,127
2007	11.825593	12.737639	7.71%	1,847
2006	10.395074	11.825593	13.76%	1,525
2005	10.403340	10.395074	-0.08%	1,539
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.396738	14.681332	1.98%	0
2013	14.503070	14.396738	-0.73%	0
2012	13.454015	14.503070	7.80%	0
2011	13.388747	13.454015	0.49%	0
2010	12.559099	13.388747	6.61%	0
2009	10.613790	12.559099	18.33%	0
2008	11.652026	10.613790	-8.91%	0
2007	11.254765	11.652026	3.53%	0
2006	10.997808	11.254765	2.34%	0
2005	11.049791	10.997808	-0.47%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.133552	14.374014	1.70%	2,473
2013	14.278141	14.133552	-1.01%	2,318
2012	13.278727	14.278141	7.53%	2,319
2011	13.250842	13.278727	0.21%	2,406
2010	12.455261	13.250842	6.39%	892
2009	10.550503	12.455261	18.05%	892
2008	11.615749	10.550503	-9.17%	892
2007	11.245717	11.615749	3.29%	1,019
2006	11.013768	11.245717	2.11%	1,217
2005	11.099842	11.013768	-0.78%	1,249
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.595147	15.155026	3.84%	0
2013	12.857942	14.595147	13.51%	0
2012	11.641026	12.857942	10.45%	0
2011	12.175232	11.641026	-4.39%	0
2010	10.856687	12.175232	12.15%	0
2009	8.569851	10.856687	26.68%	0
2008	12.254451	8.569851	-30.07%	0
2007	10.813170	12.254451	13.33%	0
2006	10.262708	10.813170	5.36%	0
2005	10.050212	10.262708	2.11%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.564690	14.065429	3.69%	0
2013	11.970133	13.564690	13.32%	0
2012	10.855613	11.970133	10.27%	0
2011	11.368695	10.855613	-4.51%	0
2010	10.153337	11.368695	11.97%	0
2009	8.025830	10.153337	26.51%	0
2008	11.490407	8.025830	-30.15%	0
2007	10.155168	11.490407	13.15%	0
2006	9.647150	10.155168	5.27%	0
2005	9.460800	9.647150	1.97%	8,800
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.947198	13.452094	3.90%	0
2013	10.771568	12.947198	20.20%	0
2012	9.506017	10.771568	13.31%	0
2011	10.321603	9.506017	-7.90%	0
2010	9.042566	10.321603	14.14%	0
2009	6.930992	9.042566	30.47%	0
2008	11.001887	6.930992	-37.00%	0
2007	9.420753	11.001887	16.78%	0
2006	8.973509	9.420753	4.98%	0
2005	8.799284	8.973509	1.98%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.812847	12.250665	3.71%	0
2013	9.847966	11.812847	19.95%	0
2012	8.707705	9.847966	13.09%	0
2011	9.474572	8.707705	-8.09%	0
2010	8.311407	9.474572	13.99%	0
2009	6.388818	8.311407	30.09%	0
2008	10.151401	6.388818	-37.06%	0
2007	8.712480	10.151401	16.52%	0
2006	8.308559	8.712480	4.86%	0
2005	8.165032	8.308559	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.757152	15.962002	8.16%	0
2013	12.569075	14.757152	17.41%	0
2012	11.129337	12.569075	12.94%	0
2011	11.771981	11.129337	-5.46%	0
2010	10.154791	11.771981	15.93%	0
2009	7.470244	10.154791	35.94%	0
2008	11.524402	7.470244	-35.18%	0
2007	10.772200	11.524402	6.98%	0
2006	9.820477	10.772200	9.69%	0
2005	9.463995	9.820477	3.77%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.147737	16.373724	8.09%	0
2013	12.925160	15.147737	17.20%	0
2012	11.457801	12.925160	12.81%	0
2011	12.125385	11.457801	-5.51%	0
2010	10.480284	12.125385	15.70%	0
2009	7.711627	10.480284	35.90%	0
2008	11.919486	7.711627	-35.30%	0
2007	11.159848	11.919486	6.81%	0
2006	10.186713	11.159848	9.55%	0
2005	9.824669	10.186713	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.362012	14.557182	8.94%	0
2013	9.827212	13.362012	35.97%	0
2012	8.158344	9.827212	20.46%	0
2011	8.532447	8.158344	-4.38%	0
2010	7.355569	8.532447	16.00%	0
2009	5.508279	7.355569	33.54%	0
2008	9.533031	5.508279	-42.22%	0
2007	9.075261	9.533031	5.04%	0
2006	8.102595	9.075261	12.00%	0
2005	6.816346	8.102595	18.87%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.089470	14.231268	8.72%	0
2013	9.636297	13.089470	35.84%	0
2012	8.023284	9.636297	20.10%	0
2011	8.398366	8.023284	-4.47%	0
2010	7.244798	8.398366	15.92%	0
2009	5.430394	7.244798	33.41%	0
2008	9.423833	5.430394	-42.38%	2,265
2007	8.987755	9.423833	4.85%	2,302
2006	8.037088	8.987755	11.83%	0
2005	6.778262	8.037088	18.57%	5,896
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.029312	16.043087	6.75%	0
2013	11.949572	15.029312	25.77%	0
2012	10.378979	11.949572	15.13%	0
2011	10.473510	10.378979	-0.90%	0
2010	9.262405	10.473510	13.08%	0
2009	7.250103	9.262405	27.76%	0
2008	12.879844	7.250103	-43.71%	0
2007	12.927267	12.879844	-0.37%	0
2006	10.956738	12.927267	17.98%	0
2005	10.544204	10.956738	3.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.093263	17.152391	6.58%	1,038
2013	12.813982	16.093263	25.59%	2,908
2012	11.142392	12.813982	15.00%	3,012
2011	11.266677	11.142392	-1.10%	3,171
2010	9.978658	11.266677	12.91%	3,173
2009	7.819624	9.978658	27.61%	3,743
2008	13.917738	7.819624	-43.82%	10,969
2007	13.988998	13.917738	-0.51%	12,850
2006	11.871548	13.988998	17.84%	18,493
2005	11.444858	11.871548	3.73%	33,512
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.868668	15.041255	8.45%	0
2013	10.576637	13.868668	31.13%	0
2012	9.092327	10.576637	16.32%	0
2011	9.110496	9.092327	-0.20%	0
2010	8.086908	9.110496	12.66%	0
2009	6.472878	8.086908	24.94%	0
2008	11.315448	6.472878	-42.80%	0
2007	10.283924	11.315448	10.03%	0
2006	9.261579	10.283924	11.04%	0
2005	8.766160	9.261579	5.65%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	14.016029	15.179168	8.30%	1,451
2013	10.705924	14.016029	30.92%	1,451
2012	9.215451	10.705924	16.17%	1,449
2011	9.253513	9.215451	-0.41%	1,426
2010	8.222097	9.253513	12.54%	1,400
2009	6.588597	8.222097	24.79%	1,372
2008	11.542146	6.588597	-42.92%	1,338
2007	10.503354	11.542146	9.89%	1,311
2006	9.472187	10.503354	10.89%	1,290
2005	8.976160	9.472187	5.53%	4,730
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.633587	13.801244	9.24%	0
2013	9.440633	12.633587	33.82%	0
2012	8.388942	9.440633	12.54%	0
2011	8.526012	8.388942	-1.61%	0
2010	6.994978	8.526012	21.89%	0
2009	5.555748	6.994978	25.91%	0
2008	10.717047	5.555748	-48.16%	0
2007	8.598464	10.717047	24.64%	0
2006	8.199242	8.598464	4.87%	0
2005	7.896862	8.199242	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.702714	10.582782	9.07%	2,122
2013	7.261339	9.702714	33.62%	2,122
2012	6.460480	7.261339	12.40%	2,122
2011	6.577445	6.460480	-1.78%	2,122
2010	5.404807	6.577445	21.70%	2,122
2009	4.298884	5.404807	25.73%	2,122
2008	8.304235	4.298884	-48.23%	2,086
2007	6.673720	8.304235	24.43%	4,144
2006	6.373377	6.673720	4.71%	4,144
2005	6.148248	6.373377	3.66%	22,681
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.366217	13.273425	-0.69%	0
2013	12.849516	13.366217	4.02%	0
2012	11.453044	12.849516	12.19%	0
2011	11.216214	11.453044	2.11%	0
2010	10.032625	11.216214	11.80%	0
2009	7.102221	10.032625	41.26%	0
2008	9.646583	7.102221	-26.38%	0
2007	9.565232	9.646583	0.85%	0
2006	8.756341	9.565232	9.24%	0
2005	8.692546	8.756341	0.73%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.256225	14.133409	-0.86%	58
2013	13.727884	14.256225	3.85%	58
2012	12.260080	13.727884	11.97%	58
2011	12.030866	12.260080	1.91%	58
2010	10.772228	12.030866	11.68%	58
2009	7.642329	10.772228	40.95%	58
2008	10.390931	7.642329	-26.45%	58
2007	10.314795	10.390931	0.74%	1,557
2006	9.455545	10.314795	9.09%	1,745
2005	9.406006	9.455545	0.53%	6,180
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.620131	15.197775	11.58%	0
2013	10.482639	13.620131	29.93%	0
2012	9.204784	10.482639	13.88%	0
2011	9.181199	9.204784	0.26%	0
2010	8.124110	9.181199	13.01%	0
2009	6.531121	8.124110	24.39%	0
2008	10.551565	6.531121	-38.10%	0
2007	10.186463	10.551565	3.58%	0
2006	8.958318	10.186463	13.71%	0
2005	8.697841	8.958318	2.99%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.738616	17.404115	3.98%	0
2013	17.345101	16.738616	-3.50%	0
2012	16.671478	17.345101	4.04%	0
2011	15.808240	16.671478	5.46%	0
2010	14.924888	15.808240	5.92%	0
2009	13.126720	14.924888	13.70%	0
2008	13.809254	13.126720	-4.94%	0
2007	13.470939	13.809254	2.51%	0
2006	13.138803	13.470939	2.53%	0
2005	13.085373	13.138803	0.41%	1,741
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	49.281984	51.419720	4.34%	0
2013	36.864905	49.281984	33.68%	0
2012	32.699696	36.864905	12.74%	0
2011	37.275990	32.699696	-12.28%	0
2010	29.478156	37.275990	26.45%	0
2009	21.428463	29.478156	37.57%	0
2008	36.056048	21.428463	-40.57%	0
2007	31.779992	36.056048	13.46%	0
2006	28.727606	31.779992	10.63%	0
2005	24.734852	28.727606	16.14%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.462750	31.734893	4.18%	1,222
2013	22.819725	30.462750	33.49%	1,470
2012	20.274613	22.819725	12.55%	1,585
2011	23.147232	20.274613	-12.41%	1,708
2010	18.323753	23.147232	26.32%	905
2009	13.345105	18.323753	37.31%	2,001
2008	22.491295	13.345105	-40.67%	4,363
2007	19.849489	22.491295	13.31%	5,691
2006	17.972879	19.849489	10.44%	5,799
2005	15.499574	17.972879	15.96%	11,684
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.904350	10.714595	-1.74%	0
2013	11.095352	10.904350	-1.72%	0
2012	11.278185	11.095352	-1.62%	0
2011	11.465990	11.278185	-1.64%	0
2010	11.641928	11.465990	-1.51%	0
2009	11.764479	11.641928	-1.04%	0
2008	11.622060	11.764479	1.23%	0
2007	11.247555	11.622060	3.33%	0
2006	10.913581	11.247555	3.06%	0
2005	10.779369	10.913581	1.25%	9,170
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	0
2007	13.340733	15.361166	15.14%	0
2006	11.511681	13.340733	15.89%	0
2005	9.847782	11.511681	16.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.425677	10.294310	-9.90%	0
2013	8.934000	11.425677	27.89%	0
2012	7.554070	8.934000	18.27%	0
2011	9.301295	7.554070	-18.78%	0
2010	8.390399	9.301295	10.86%	0
2009	6.765834	8.390399	24.01%	0
2008	12.288685	6.765834	-44.94%	660
2007	10.686398	12.288685	14.99%	738
2006	9.234913	10.686398	15.72%	748
2005	7.912675	9.234913	16.71%	2,277

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.420896	17.957546	9.36%	0
2013	12.633554	16.420896	29.98%	0
2012	10.644787	12.633554	18.68%	0
2011	11.117480	10.644787	-4.25%	0
2010	9.611066	11.117480	15.67%	0
2009	6.872254	9.611066	39.85%	0
2008	13.082139	6.872254	-47.47%	0
2007	13.056202	13.082139	0.20%	0
2006	11.599614	13.056202	12.56%	0
2005	11.128692	11.599614	4.23%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.111635	17.587741	9.16%	33
2013	12.406016	16.111635	29.87%	33
2012	10.474966	12.406016	18.43%	33
2011	10.954580	10.474966	-4.38%	33
2010	9.487693	10.954580	15.46%	33
2009	6.795467	9.487693	39.62%	33
2008	12.953341	6.795467	-47.54%	33
2007	12.944485	12.953341	0.07%	33
2006	11.515252	12.944485	12.41%	33
2005	11.073406	11.515252	3.99%	33
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.620685	22.663925	4.83%	0
2013	16.869605	21.620685	28.16%	0
2012	13.509495	16.869605	24.87%	0
2011	15.084430	13.509495	-10.44%	0
2010	12.141008	15.084430	24.24%	0
2009	7.851032	12.141008	54.64%	0
2008	16.367419	7.851032	-52.03%	0
2007	15.777089	16.367419	3.74%	0
2006	13.818995	15.777089	14.17%	0
2005	13.714081	13.818995	0.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.087919	21.021809	4.65%	1,972
2013	15.705093	20.087919	27.91%	1,889
2012	12.580552	15.705093	24.84%	1,974
2011	14.076425	12.580552	-10.63%	2,058
2010	11.340164	14.076425	24.13%	1,666
2009	7.344562	11.340164	54.40%	1,666
2008	15.346163	7.344562	-52.14%	0
2007	14.814898	15.346163	3.59%	352
2006	12.997377	14.814898	13.98%	352
2005	12.914794	12.997377	0.64%	352

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.496790	20.880734	7.10%	0
2013	15.258481	19.496790	27.78%	0
2012	13.845168	15.258481	10.21%	0
2011	13.256945	13.845168	4.44%	0
2010	11.156668	13.256945	18.83%	0
2009	9.649951	11.156668	15.61%	0
2008	13.444410	9.649951	-28.22%	0
2007	14.023771	13.444410	-4.13%	0
2006	12.154502	14.023771	15.38%	0
2005	11.930996	12.154502	1.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.252893	15.980984	-12.45%	0
2013	15.070419	18.252893	21.12%	0
2012	12.934167	15.070419	16.52%	0
2011	14.699561	12.934167	-12.01%	0
2010	13.766878	14.699561	6.77%	0
2009	10.202344	13.766878	34.94%	0
2008	17.375311	10.202344	-41.28%	0
2007	15.274764	17.375311	13.75%	0
2006	12.774316	15.274764	19.57%	0
2005	11.768303	12.774316	8.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.970917	15.910447	6.28%	3,037
2013	10.899813	14.970917	37.35%	3,070
2012	9.783666	10.899813	11.41%	3,972
2011	10.637351	9.783666	-8.03%	2,327
2010	9.055013	10.637351	17.47%	2,418
2009	5.563917	9.055013	62.75%	9,449
2008	11.129427	5.563917	-50.01%	9,330
2007	9.712248	11.129427	14.59%	12,970
2006	9.631970	9.712248	0.83%	16,299
2005	9.107384	9.631970	5.76%	15,953

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	18.002410	19.297005	7.19%	2,531
2013	13.507221	18.002410	33.28%	3,433
2012	11.560555	13.507221	16.84%	5,490
2011	12.019432	11.560555	-3.82%	5,723
2010	10.573743	12.019432	13.67%	7,185
2009	8.381199	10.573743	26.16%	16,063
2008	13.288113	8.381199	-36.93%	20,286
2007	13.848540	13.288113	-4.05%	25,495
2006	12.145742	13.848540	14.02%	27,973
2005	11.873467	12.145742	2.29%	28,867
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.885856	15.816760	6.25%	0
2013	11.722234	14.885856	26.99%	0
2012	10.477080	11.722234	11.88%	0
2011	10.670055	10.477080	-1.81%	0
2010	9.912777	10.670055	7.64%	0
2009	7.863995	9.912777	26.05%	0
2008	11.457909	7.863995	-31.37%	0
2007	10.787508	11.457909	6.21%	0
2006*	10.000000	10.787508	7.88%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.609808	15.480420	5.96%	917
2013	11.532828	14.609808	26.68%	917
2012	10.332166	11.532828	11.62%	917
2011	10.546776	10.332166	-2.03%	917
2010	9.825752	10.546776	7.34%	917
2009	7.814161	9.825752	25.74%	917
2008	11.414639	7.814161	-31.54%	917
2007	10.770472	11.414639	5.98%	917
2006*	10.000000	10.770472	7.70%	917
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.985537	21.620157	-1.66%	125
2013	18.848962	21.985537	16.64%	125
2012	16.646133	18.848962	13.23%	125
2011	18.215784	16.646133	-8.62%	125
2010	16.464142	18.215784	10.64%	125
2009	12.420938	16.464142	32.55%	125
2008	21.264589	12.420938	-41.59%	125
2007	18.912959	21.264589	12.43%	125
2006	15.052131	18.912959	25.65%	125
2005	13.015346	15.052131	15.65%	125

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	19.038909	19.535154	2.61%	0
2013	15.043239	19.038909	26.56%	0
2012	13.800029	15.043239	9.01%	0
2011	15.002210	13.800029	-8.01%	0
2010	13.380849	15.002210	12.12%	0
2009	10.459212	13.380849	27.93%	0
2008	14.893261	10.459212	-29.77%	0
2007	13.838509	14.893261	7.62%	0
2006	12.660936	13.838509	9.30%	0
2005	11.973834	12.660936	5.74%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.072374	13.875810	6.15%	0
2013	9.710710	13.072374	34.62%	0
2012*	10.000000	9.710710	-2.89%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.032547	13.789343	5.81%	0
2013	9.710282	13.032547	34.21%	0
2012*	10.000000	9.710282	-2.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.571392	15.424075	-6.92%	1,514
2013	13.478931	16.571392	22.94%	1,620
2012	11.512000	13.478931	17.09%	1,620
2011	12.626540	11.512000	-8.83%	1,620
2010	11.825400	12.626540	6.77%	0
2009*	10.000000	11.825400	18.25%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.424410	-5.76%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.407716	13.233904	6.66%	706
2013	9.203350	12.407716	34.82%	1,812
2012	8.046213	9.203350	14.38%	1,903
2011	8.727260	8.046213	-7.80%	1,981
2010	6.874816	8.727260	26.95%	2,078
2009	4.953805	6.874816	38.78%	4,379
2008	10.416609	4.953805	-52.44%	3,863
2007	9.682409	10.416609	7.58%	4,143
2006	9.633159	9.682409	0.51%	4,407
2005	9.531886	9.633159	1.06%	9,163

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.822670	18.924945	-9.11%	0
2013	15.007479	20.822670	38.75%	0
2012	12.634960	15.007479	18.78%	0
2011	14.367349	12.634960	-12.06%	0
2010	10.756933	14.367349	33.56%	2,594
2009	6.720099	10.756933	60.07%	1,968
2008	11.309542	6.720099	-40.58%	0
2007	11.258703	11.309542	0.45%	913
2006	10.146721	11.258703	10.96%	1,768
2005	9.832232	10.146721	3.20%	1,783
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.871135	21.515242	8.27%	3,038
2013	14.915569	19.871135	33.22%	3,038
2012	13.101078	14.915569	13.85%	3,037
2011	13.396433	13.101078	-2.20%	3,020
2010	12.259792	13.396433	9.27%	3,002
2009	10.190299	12.259792	20.31%	8,091
2008	15.421486	10.190299	-33.92%	9,248
2007	14.589754	15.421486	5.70%	11,440
2006	12.322106	14.589754	18.40%	11,173
2005	11.779193	12.322106	4.61%	11,292
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	0
2013	11.780323	14.772760	25.40%	0
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.805247	21.978136	10.97%	0
2013	15.309114	19.805247	29.37%	0
2012	13.615559	15.309114	12.44%	0
2011	13.790494	13.615559	-1.27%	0
2010	12.404567	13.790494	11.17%	0
2009*	10.000000	12.404567	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	0
2013	11.293817	13.679983	21.13%	0
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
2010	9.102112	10.017612	10.06%	0
2009	7.506594	9.102112	21.25%	0
2008	10.880072	7.506594	-31.01%	0
2007	10.434128	10.880072	4.27%	0
2006*	10.000000	10.434128	4.34%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	0
2013	11.470453	10.979648	-4.28%	0
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
2010	10.282254	10.707494	4.14%	0
2009	9.331593	10.282254	10.19%	0
2008	10.538162	9.331593	-11.45%	0
2007	10.416259	10.538162	1.17%	0
2006*	10.000000	10.416259	4.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	0
2013	11.802543	14.917365	26.39%	0
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	0
2010	10.098290	11.042898	9.35%	0
2009	7.258389	10.098290	39.13%	2,018
2008	12.039659	7.258389	-39.71%	0
2007	10.715931	12.039659	12.35%	0
2006*	10.000000	10.715931	7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	0
2012	9.151941	10.556109	15.34%	0
2011	9.772798	9.151941	-6.35%	0
2010	8.415640	9.772798	16.13%	0
2009	6.171929	8.415640	36.35%	0
2008	11.260943	6.171929	-45.19%	0
2007	10.243775	11.260943	9.93%	0
2006*	10.000000	10.243775	2.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	0
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.814031	-1.86%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
2010	7.655149	8.678463	13.37%	0
2009	5.093703	7.655149	50.29%	0
2008*	10.000000	5.093703	-49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.612167	14.791962	8.67%	0
2013	9.984045	13.612167	36.34%	0
2012	9.114257	9.984045	9.54%	0
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	0
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.531460	14.691900	8.58%	0
2013	9.940186	13.531460	36.13%	0
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0
2010	7.872447	9.557223	21.40%	0
2009	6.103951	7.872447	28.97%	0
2008*	10.000000	6.103951	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	0
2009	7.895368	9.294787	17.72%	0
2008*	10.000000	7.895368	-21.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	884
2013	10.461468	12.108469	15.74%	884
2012	9.476046	10.461468	10.40%	884
2011	9.874824	9.476046	-4.04%	884
2010	9.024479	9.874824	9.42%	884
2009	7.532112	9.024479	19.81%	884
2008*	10.000000	7.532112	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	0
2009	8.274211	9.566746	15.62%	0
2008*	10.000000	8.274211	-17.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	0
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.634780	11.966029	2.85%	0
2013	12.099576	11.634780	-3.84%	0
2012	11.458211	12.099576	5.60%	0
2011	10.976951	11.458211	4.38%	0
2010	10.463248	10.976951	4.91%	0
2009	9.807050	10.463248	6.69%	0
2008*	10.000000	9.807050	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	0
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.816111	22.984584	-7.38%	13
2013	25.150286	24.816111	-1.33%	0
2012	21.881499	25.150286	14.94%	0
2011	28.772484	21.881499	-23.95%	0
2010	25.264304	28.772484	13.89%	0
2009	15.767011	25.264304	60.24%	0
2008	38.147172	15.767011	-58.67%	0
2007	26.743935	38.147172	42.64%	0
2006	19.967602	26.743935	33.94%	0
2005	15.357016	19.967602	30.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.165177	13.525781	2.74%	1,011
2013	13.966092	13.165177	-5.73%	1,011
2012	13.793816	13.966092	1.25%	1,011
2011	13.089177	13.793816	5.38%	1,011
2010	12.714318	13.089177	2.95%	1,011
2009	12.601961	12.714318	0.89%	1,011
2008	11.907200	12.601961	5.83%	1,013
2007	11.310744	11.907200	5.27%	5,036
2006	11.139448	11.310744	1.54%	5,177
2005	10.978997	11.139448	1.46%	5,441

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
2010	6.923092	7.686505	11.03%	0
2009	5.443293	6.923092	27.19%	0
2008*	10.000000	5.443293	-45.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.840871	18.402519	3.15%	0
2013	14.270255	17.840871	25.02%	0
2012	12.532009	14.270255	13.87%	0
2011	13.276747	12.532009	-5.61%	1,841
2010	11.788532	13.276747	12.62%	1,841
2009	9.432374	11.788532	24.98%	7,862
2008	15.201381	9.432374	-37.95%	9,861
2007	14.603515	15.201381	4.09%	14,655
2006	12.717652	14.603515	14.83%	13,659
2005	11.992330	12.717652	6.05%	11,870
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.090588	13.361861	2.07%	0
2013	12.709653	13.090588	3.00%	0
2012	12.299994	12.709653	3.33%	0
2011	12.162110	12.299994	1.13%	0
2010	11.689846	12.162110	4.04%	0
2009	10.907181	11.689846	7.18%	10,035
2008	11.812960	10.907181	-7.67%	10,035
2007	11.410491	11.812960	3.53%	13,853
2006	10.938886	11.410491	4.31%	17,656
2005	10.776811	10.938886	1.50%	18,083

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.884458	16.415081	3.34%	977
2013	13.862376	15.884458	14.59%	845
2012	12.733152	13.862376	8.87%	1,175
2011	12.964705	12.733152	-1.79%	3,116
2010	11.897099	12.964705	8.97%	8,736
2009	10.164055	11.897099	17.05%	7,810
2008	13.469644	10.164055	-24.54%	28,119
2007	12.976464	13.469644	3.80%	45,683
2006	11.860430	12.976464	9.41%	50,641
2005	11.458716	11.860430	3.51%	54,144
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.168105	17.703796	3.12%	28,516
2013	14.278598	17.168105	20.24%	29,096
2012	12.775557	14.278598	11.76%	29,756
2011	13.285175	12.775557	-3.84%	30,388
2010	11.983638	13.285175	10.86%	42,588
2009	9.805326	11.983638	22.22%	18,175
2008	14.546552	9.805326	-32.59%	18,701
2007	13.949138	14.546552	4.28%	31,890
2006	12.394636	13.949138	12.54%	27,628
2005	11.781544	12.394636	5.20%	21,452
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.715397	15.143107	2.91%	1,111
2013	13.554888	14.715397	8.56%	1,111
2012	12.770191	13.554888	6.14%	1,109
2011	12.734494	12.770191	0.28%	2,643
2010	11.944020	12.734494	6.62%	2,624
2009	10.611568	11.944020	12.56%	2,996
2008	12.713259	10.611568	-16.53%	3,740
2007	12.224649	12.713259	4.00%	9,685
2006	11.475240	12.224649	6.53%	11,178
2005	11.177625	11.475240	2.66%	11,206
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.756719	22.188069	6.90%	0
2013	15.454095	20.756719	34.31%	0
2012	13.253496	15.454095	16.60%	0
2011	13.797260	13.253496	-3.94%	0
2010	12.907066	13.797260	6.90%	0
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.503983	21.870050	6.66%	1,376
2013	15.312714	20.503983	33.90%	2,911
2012	13.161472	15.312714	16.34%	3,248
2011	13.738189	13.161472	-4.20%	3,595
2010	12.885329	13.738189	6.62%	3,947
2009*	10.000000	12.885329	28.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.488685	25.251628	7.51%	0
2013	17.968577	23.488685	30.72%	0
2012	15.568979	17.968577	15.41%	0
2011	16.259437	15.568979	-4.25%	0
2010	13.112958	16.259437	24.00%	0
2009	9.759394	13.112958	34.36%	0
2008	15.634375	9.759394	-37.58%	0
2007	14.795861	15.634375	5.67%	0
2006	13.703501	14.795861	7.97%	0
2005	12.441538	13.703501	10.14%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	21.881169	23.470904	7.27%	1,283
2013	16.769251	21.881169	30.48%	1,986
2012	14.554343	16.769251	15.22%	2,108
2011	15.220724	14.554343	-4.38%	2,168
2010	12.308033	15.220724	23.66%	2,169
2009	9.177419	12.308033	34.11%	2,221
2008	14.737117	9.177419	-37.73%	2,241
2007	13.971133	14.737117	5.48%	3,372
2006	12.956972	13.971133	7.83%	5,528
2005	11.784898	12.956972	9.95%	6,062
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.541720	9.374740	-1.75%	1,945
2013	9.711675	9.541720	-1.75%	1,945
2012	9.885132	9.711675	-1.75%	1,945
2011	10.060706	9.885132	-1.75%	1,945
2010	10.239892	10.060706	-1.75%	1,945
2009	10.417910	10.239892	-1.71%	1,042
2008	10.390091	10.417910	0.27%	5,462
2007	10.092475	10.390091	2.95%	10,368
2006	9.826572	10.092475	2.71%	4,607
2005	9.741216	9.826572	0.88%	4,462
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.849797	10.515782	-3.08%	0
2013	9.120622	10.849797	18.96%	0
2012	8.036198	9.120622	13.49%	0
2011	9.050027	8.036198	-11.20%	0
2010	8.093736	9.050027	11.82%	0
2009	6.052492	8.093736	33.73%	0
2008*	10.000000	6.052492	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.998330	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.981894	-10.18%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.972341	14.038767	8.22%	0
2013	9.822877	12.972341	32.06%	0
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	0
2010	7.988688	9.054459	13.34%	0
2009	6.285917	7.988688	27.09%	0
2008*	10.000000	6.285917	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	1,355
2013	9.274032	12.303435	32.67%	1,374
2012	8.027444	9.274032	15.53%	3,418
2011	8.700219	8.027444	-7.73%	3,436
2010	7.854021	8.700219	10.77%	3,456
2009	6.274075	7.854021	25.18%	3,565
2008*	10.000000	6.274075	-37.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.802708	14.065582	1.90%	0
2013	10.135533	13.802708	36.18%	0
2012	8.998670	10.135533	12.63%	0
2011	9.585284	8.998670	-6.12%	0
2010	7.714076	9.585284	24.26%	0
2009	6.196535	7.714076	24.49%	0
2008*	10.000000	6.196535	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	0
2013	11.038815	14.715228	33.30%	0
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0
2010	8.560970	10.062592	17.54%	0
2009	6.678536	8.560970	28.19%	0
2008*	10.000000	6.678536	-33.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.846159	14.956571	0.74%	0
2013	10.496974	14.846159	41.43%	0
2012	9.447436	10.496974	11.11%	0
2011	9.698891	9.447436	-2.59%	0
2010	7.890597	9.698891	22.92%	0
2009	6.314462	7.890597	24.96%	64
2008	12.021611	6.314462	-47.47%	64
2007	11.175212	12.021611	7.57%	64
2006	11.044043	11.175212	1.19%	64
2005	10.433109	11.044043	5.86%	64

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.692736	23.861232	5.15%	0
2013	16.450563	22.692736	37.95%	0
2012	13.901914	16.450563	18.33%	0
2011	14.904806	13.901914	-6.73%	0
2010	11.982216	14.904806	24.39%	0
2009	9.662597	11.982216	24.01%	0
2008	14.495725	9.662597	-33.34%	0
2007	15.848031	14.495725	-8.53%	0
2006	13.751400	15.848031	15.25%	0
2005	13.578356	13.751400	1.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.493140	21.496654	4.90%	1,780
2013	14.895976	20.493140	37.58%	1,780
2012	12.602881	14.895976	18.20%	1,780
2011	13.566762	12.602881	-7.10%	1,780
2010	10.917777	13.566762	24.26%	1,780
2009	8.829043	10.917777	23.66%	1,836
2008	13.274204	8.829043	-33.49%	67
2007	14.564910	13.274204	-8.86%	118
2006	12.659285	14.564910	15.05%	124
2005	12.535451	12.659285	0.99%	131
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	23.350121	23.128459	-0.95%	0
2013	16.866298	23.350121	38.44%	0
2012	14.863224	16.866298	13.48%	0
2011	16.017894	14.863224	-7.21%	0
2010	13.009083	16.017894	23.13%	0
2009	9.829706	13.009083	32.34%	0
2008	16.186672	9.829706	-39.27%	0
2007	16.132634	16.186672	0.33%	0
2006	14.654979	16.132634	10.08%	0
2005	13.279527	14.654979	10.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.256383	22.976389	-1.20%	532
2013	16.841126	23.256383	38.09%	532
2012	14.876564	16.841126	13.21%	532
2011	16.073816	14.876564	-7.45%	532
2010	13.090033	16.073816	22.79%	532
2009	9.910899	13.090033	32.08%	532
2008	16.364194	9.910899	-39.44%	522
2007	16.347583	16.364194	0.10%	570
2006	14.888282	16.347583	9.80%	576
2005	13.528397	14.888282	10.05%	583

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.581741	13.822272	9.86%	0
2013	9.791077	12.581741	28.50%	0
2012	8.753726	9.791077	11.85%	0
2011	8.875758	8.753726	-1.37%	0
2010	7.978698	8.875758	11.24%	0
2009	6.467855	7.978698	23.36%	0
2008	11.274944	6.467855	-42.64%	0
2007	10.637228	11.274944	6.00%	0
2006*	10.000000	10.637228	6.37%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.880056	13.747681	26.36%	33
2013	10.782698	10.880056	0.90%	33
2012	9.495610	10.782698	13.55%	33
2011	9.105436	9.495610	4.29%	33
2010	7.138633	9.105436	27.55%	33
2009	5.567096	7.138633	28.23%	33
2008*	10.000000	5.567096	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	0
2013	13.604035	16.051858	17.99%	0
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
2010	12.881784	13.459684	4.49%	0
2009*	10.000000	12.881784	28.82%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.161430	19.696124	8.45%	0
2013	13.433360	18.161430	35.20%	0
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	0
2010	10.718556	12.938030	20.71%	0
2009	8.300816	10.718556	29.13%	0
2008	13.952052	8.300816	-40.50%	0
2007	13.197166	13.952052	5.72%	0
2006	11.812879	13.197166	11.72%	1,238
2005	11.251154	11.812879	4.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.725217	21.834279	0.50%	0
2013	17.369036	21.725217	25.08%	0
2012	14.578877	17.369036	19.14%	0
2011	16.179438	14.578877	-9.89%	0
2010	14.200292	16.179438	13.94%	0
2009	10.340587	14.200292	37.33%	0
2008	17.597132	10.340587	-41.24%	0
2007	16.847661	17.597132	4.45%	0
2006	14.569279	16.847661	15.64%	0
2005	12.971963	14.569279	12.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.076416	21.133311	0.27%	38
2013	16.892257	21.076416	24.77%	0
2012	14.215537	16.892257	18.83%	0
2011	15.817039	14.215537	-10.13%	0
2010	13.913661	15.817039	13.68%	0
2009	10.162209	13.913661	36.92%	0
2008	17.334852	10.162209	-41.38%	0
2007	16.633791	17.334852	4.21%	0
2006	14.424587	16.633791	15.32%	0
2005	12.871053	14.424587	12.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.956410	10.059849	1.04%	0
2013	10.147191	9.956410	-1.88%	0
2012*	10.000000	10.147191	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.355196	17.476323	0.70%	617
2013	17.729402	17.355196	-2.11%	1,650
2012	15.948774	17.729402	11.16%	1,801
2011	16.127428	15.948774	-1.11%	1,959
2010	14.301847	16.127428	12.76%	1,959
2009	12.293517	14.301847	16.34%	2,077
2008	14.632000	12.293517	-15.98%	2,080
2007	13.595358	14.632000	7.62%	2,222
2006	12.903459	13.595358	5.36%	2,383
2005	12.814968	12.903459	0.69%	760
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.217388	17.590778	8.47%	370
2013	12.558036	16.217388	29.14%	2,298
2012	10.961573	12.558036	14.56%	2,425
2011	11.191604	10.961573	-2.06%	2,589
2010	9.834433	11.191604	13.80%	2,578
2009	7.820370	9.834433	25.75%	2,906
2008	12.969515	7.820370	-39.70%	3,153
2007	12.675557	12.969515	2.32%	4,525
2006	11.241602	12.675557	12.76%	5,145
2005	10.820094	11.241602	3.90%	5,704
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	25.275044	27.796167	9.97%	0
2013	18.242554	25.275044	38.55%	0
2012	15.737492	18.242554	15.92%	0
2011	16.379633	15.737492	-3.92%	0
2010	13.509143	16.379633	21.25%	0
2009	10.022059	13.509143	34.79%	0
2008	16.407989	10.022059	-38.92%	0
2007	16.906424	16.407989	-2.95%	0
2006	14.962656	16.906424	12.99%	0
2005	13.853897	14.962656	8.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.634708	16.054369	9.70%	0
2013	10.592285	14.634708	38.16%	0
2012	9.162377	10.592285	15.61%	0
2011	9.552902	9.162377	-4.09%	0
2010	7.901200	9.552902	20.90%	0
2009	5.875071	7.901200	34.49%	0
2008	9.645655	5.875071	-39.09%	0
2007	9.957032	9.645655	-3.13%	0
2006*	10.000000	9.957032	-0.43%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.671216	-3.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	1,410
2013	12.825863	11.773874	-8.20%	1,508
2012	12.405808	12.825863	3.39%	1,508
2011	11.646011	12.405808	6.52%	1,508
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	1,594
2013	11.633026	11.402909	-1.98%	1,705
2012	11.196933	11.633026	3.89%	1,705
2011	11.282116	11.196933	-0.76%	1,705
2010	10.916941	11.282116	3.35%	0
2009*	10.000000	10.916941	9.17%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.387640	20.004851	8.80%	0
2013	13.793737	18.387640	33.30%	0
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	0
2010	11.192638	12.578016	12.38%	0
2009	8.775762	11.192638	27.54%	0
2008	14.570845	8.775762	-39.77%	0
2007	15.785091	14.570845	-7.69%	0
2006	13.860142	15.785091	13.89%	0
2005	13.405421	13.860142	3.39%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.410562	14.114626	-8.41%	0
2013	12.247065	15.410562	25.83%	0
2012	10.224795	12.247065	19.78%	0
2011	12.528263	10.224795	-18.39%	0
2010	11.589294	12.528263	8.10%	0
2009	9.464345	11.589294	22.45%	0
2008	17.187307	9.464345	-44.93%	0
2007	16.144338	17.187307	6.46%	0
2006	12.864940	16.144338	25.49%	0
2005	11.669965	12.864940	10.24%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.674737	21.010453	1.62%	0
2013	15.072803	20.674737	37.17%	0
2012	13.058314	15.072803	15.43%	0
2011	13.949807	13.058314	-6.39%	0
2010	11.269754	13.949807	23.78%	0
2009	8.720668	11.269754	29.23%	0
2008	14.638094	8.720668	-40.42%	0
2007	17.071817	14.638094	-14.26%	0
2006	14.813130	17.071817	15.25%	0
2005	14.085699	14.813130	5.16%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.482816	18.846648	7.80%	0
2013	12.380560	17.482816	41.21%	0
2012	11.031943	12.380560	12.22%	0
2011	13.667653	11.031943	-19.28%	0
2010	11.515822	13.667653	18.69%	2,511
2009	7.151386	11.515822	61.03%	1,821
2008	11.559825	7.151386	-38.14%	0
2007	11.151260	11.559825	3.66%	0
2006	10.764247	11.151260	3.60%	0
2005	10.365337	10.764247	3.85%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.944821	12.623666	5.68%	41
2013	12.228538	11.944821	-2.32%	41
2012	11.398966	12.228538	7.28%	41
2011	11.006698	11.398966	3.56%	41
2010	10.483703	11.006698	4.99%	41
2009	9.755312	10.483703	7.47%	41
2008	11.088437	9.755312	-12.02%	41
2007	10.727232	11.088437	3.37%	82
2006	10.542363	10.727232	1.75%	82
2005	10.323495	10.542363	2.12%	87
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.540980	8.377851	-20.52%	1,761
2013	9.706281	10.540980	8.60%	1,883
2012*	10.000000	9.706281	-2.94%	1,883
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.828936	22.972247	-3.60%	0
2013	16.143913	23.828936	47.60%	0
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.658972	17.878940	7.32%	0
2013	12.604099	16.658972	32.17%	0
2012	10.947762	12.604099	15.13%	0
2011	10.510017	10.947762	4.17%	0
2010	9.488166	10.510017	10.77%	13
2009	8.028395	9.488166	18.18%	35
2008	13.785975	8.028395	-41.76%	43
2007	13.389288	13.785975	2.96%	39
2006	11.654582	13.389288	14.88%	41
2005	11.346121	11.654582	2.72%	40
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.934751	15.555447	-8.14%	122
2013	14.051276	16.934751	20.52%	122
2012	12.530760	14.051276	12.13%	122
2011	15.839006	12.530760	-20.89%	122
2010	15.464228	15.839006	2.42%	122
2009	11.720688	15.464228	31.94%	122
2008	25.549664	11.720688	-54.13%	122
2007	24.644832	25.549664	3.67%	122
2006	18.572648	24.644832	32.69%	122
2005	16.230668	18.572648	14.43%	122
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.614134	16.337280	11.79%	0
2013	10.862771	14.614134	34.53%	0
2012	9.526413	10.862771	14.03%	0
2011	10.028900	9.526413	-5.48%	0
2010	9.298424	10.028900	7.86%	0
2009	6.906231	9.298424	34.64%	0
2008	11.686906	6.906231	-40.91%	0
2007	10.476054	11.686906	11.56%	0
2006	10.736404	10.476054	-2.42%	0
2005	9.519586	10.736404	12.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.445479	28.292681	6.98%	1,147
2013	19.566195	26.445479	35.16%	1,140
2012	16.819281	19.566195	16.33%	1,164
2011	18.743073	16.819281	-10.26%	1,175
2010	15.077340	18.743073	24.31%	1,167
2009	10.762630	15.077340	40.09%	1,293
2008	17.058156	10.762630	-36.91%	1,369
2007	17.111192	17.058156	-0.31%	1,391
2006	15.257172	17.111192	12.15%	1,373
2005	14.569818	15.257172	4.72%	1,414

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.376747	25.163940	3.23%	0
2013	17.640861	24.376747	38.18%	0
2012	15.521575	17.640861	13.65%	0
2011	15.717054	15.521575	-1.24%	0
2010	12.719748	15.717054	23.56%	0
2009	10.360154	12.719748	22.78%	0
2008	15.271375	10.360154	-32.16%	0
2007	15.655413	15.271375	-2.45%	0
2006	13.933611	15.655413	12.36%	0
2005	13.231192	13.933611	5.31%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.191500	18.039040	11.41%	0
2013	12.273066	16.191500	31.93%	0
2012	11.161928	12.273066	9.95%	0
2011	11.264577	11.161928	-0.91%	0
2010	9.990702	11.264577	12.75%	0
2009	7.606265	9.990702	31.35%	0
2008	11.812290	7.606265	-35.61%	0
2007	11.161046	11.812290	5.83%	0
2006	10.407496	11.161046	7.24%	0
2005	10.227911	10.407496	1.76%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.729610	19.747766	11.38%	0
2013	13.674725	17.729610	29.65%	0
2012	12.032328	13.674725	13.65%	0
2011	12.026602	12.032328	0.05%	0
2010	10.664461	12.026602	12.77%	0
2009	8.596197	10.664461	24.06%	0
2008	13.926672	8.596197	-38.28%	0
2007	13.475191	13.926672	3.35%	0
2006	11.880269	13.475191	13.42%	0
2005	11.555272	11.880269	2.81%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.655316	21.830853	11.07%	167
2013	15.197127	19.655316	29.34%	167
2012	13.402389	15.197127	13.39%	167
2011	13.429929	13.402389	-0.21%	167
2010	11.940196	13.429929	12.48%	167
2009	9.646610	11.940196	23.78%	167
2008	15.673006	9.646610	-38.45%	149
2007	15.203016	15.673006	3.09%	1,073
2006	13.437553	15.203016	13.14%	108
2005	13.102235	13.437553	2.56%	88
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.878201	-1.22%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.911534	21.032193	0.58%	181
2013	19.952191	20.911534	4.81%	198
2012	17.775773	19.952191	12.24%	196
2011	17.251567	17.775773	3.04%	195
2010	15.358636	17.251567	12.32%	219
2009	10.257291	15.358636	49.73%	361
2008	14.133646	10.257291	-27.43%	404
2007	13.949759	14.133646	1.32%	377
2006	12.847118	13.949759	8.58%	455
2005	12.791414	12.847118	0.44%	642
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.377612	11.993057	-3.11%	0
2013	10.855234	12.377612	14.02%	0
2012	10.047263	10.855234	8.04%	2,955
2011	10.827528	10.047263	-7.21%	3,349
2010	9.756727	10.827528	10.98%	2,869
2009	8.771912	9.756727	11.23%	0
2008	12.700950	8.771912	-30.93%	0
2007	11.797557	12.700950	7.66%	0
2006	10.375693	11.797557	13.70%	0
2005	10.389216	10.375693	-0.13%	108
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.312115	14.587602	1.92%	0
2013	14.425161	14.312115	-0.78%	0
2012	13.388575	14.425161	7.74%	0
2011	13.330382	13.388575	0.44%	0
2010	12.510708	13.330382	6.55%	0
2009	10.578277	12.510708	18.27%	0
2008	11.618960	10.578277	-8.96%	0
2007	11.228576	11.618960	3.48%	0
2006	10.977790	11.228576	2.28%	0
2005	11.035282	10.977790	-0.52%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.049864	14.281643	1.65%	309
2013	14.200816	14.049864	-1.06%	309
2012	13.213554	14.200816	7.47%	309
2011	13.192521	13.213554	0.16%	309
2010	12.406760	13.192521	6.33%	309
2009	10.514771	12.406760	17.99%	309
2008	11.582313	10.514771	-9.22%	1,120
2007	11.219084	11.582313	3.24%	1,307
2006	10.993256	11.219084	2.05%	800
2005	11.084790	10.993256	-0.83%	790
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.486600	15.034657	3.78%	0
2013	12.768809	14.486600	13.45%	0
2012	11.566228	12.768809	10.40%	0
2011	12.103145	11.566228	-4.44%	0
2010	10.797896	12.103145	12.09%	0
2009	8.527783	10.797896	26.62%	0
2008	12.200520	8.527783	-30.10%	0
2007	10.771081	12.200520	13.27%	0
2006	10.227950	10.771081	5.31%	0
2005	10.021263	10.227950	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.470671	13.960839	3.64%	0
2013	11.893218	13.470671	13.26%	0
2012	10.791363	11.893218	10.21%	0
2011	11.307145	10.791363	-4.56%	0
2010	10.103513	11.307145	11.91%	0
2009	7.990509	10.103513	26.44%	0
2008	11.445685	7.990509	-30.19%	0
2007	10.120816	11.445685	13.09%	0
2006	9.619383	10.120816	5.21%	0
2005	9.438361	9.619383	1.92%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.850950	13.345307	3.85%	0
2013	10.696927	12.850950	20.14%	0
2012	9.444964	10.696927	13.26%	0
2011	10.260531	9.444964	-7.95%	0
2010	8.993624	10.260531	14.09%	0
2009	6.896983	8.993624	30.40%	0
2008	10.953484	6.896983	-37.03%	0
2007	9.384112	10.953484	16.72%	0
2006	8.943147	9.384112	4.93%	0
2005	8.773962	8.943147	1.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.731020	12.159611	3.65%	0
2013	9.784725	11.731020	19.89%	0
2012	8.656196	9.784725	13.04%	0
2011	9.423311	8.656196	-8.14%	0
2010	8.270630	9.423311	13.94%	0
2009	6.360710	8.270630	30.03%	0
2008	10.111904	6.360710	-37.10%	0
2007	8.683011	10.111904	16.46%	0
2006	8.284645	8.683011	4.81%	0
2005	8.145666	8.284645	1.71%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.647421	15.835263	8.11%	0
2013	12.481956	14.647421	17.35%	0
2012	11.057839	12.481956	12.88%	0
2011	11.702301	11.057839	-5.51%	0
2010	10.099821	11.702301	15.87%	0
2009	7.433595	10.099821	35.87%	0
2008	11.473719	7.433595	-35.21%	0
2007	10.730310	11.473719	6.93%	0
2006	9.787258	10.730310	9.64%	0
2005	9.436778	9.787258	3.71%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	15.042742	16.251960	8.04%	0
2013	12.842102	15.042742	17.14%	0
2012	11.389973	12.842102	12.75%	0
2011	12.059720	11.389973	-5.55%	0
2010	10.428832	12.059720	15.64%	0
2009	7.677668	10.428832	35.83%	0
2008	11.873055	7.677668	-35.34%	0
2007	11.122064	11.873055	6.75%	0
2006	10.157385	11.122064	9.50%	0
2005	9.801356	10.157385	3.63%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.272282	14.452072	8.89%	0
2013	9.766183	13.272282	35.90%	0
2012	8.111812	9.766183	20.39%	0
2011	8.488090	8.111812	-4.43%	0
2010	7.321037	8.488090	15.94%	0
2009	5.485211	7.321037	33.47%	0
2008	9.497958	5.485211	-42.25%	0
2007	9.046489	9.497958	4.99%	0
2006	8.081011	9.046489	11.95%	0
2005	6.801636	8.081011	18.81%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	13.001490	14.128428	8.67%	0
2013	9.576392	13.001490	35.77%	0
2012	7.977480	9.576392	20.04%	0
2011	8.354668	7.977480	-4.51%	0
2010	7.210773	8.354668	15.86%	0
2009	5.407647	7.210773	33.34%	0
2008	9.389141	5.407647	-42.41%	147
2007	8.959250	9.389141	4.80%	147
2006	8.015662	8.959250	11.77%	147
2005	6.763623	8.015662	18.51%	147
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.917510	15.915647	6.69%	0
2013	11.866714	14.917510	25.71%	0
2012	10.312273	11.866714	15.07%	0
2011	10.411498	10.312273	-0.95%	0
2010	9.212249	10.411498	13.02%	0
2009	7.214519	9.212249	27.69%	0
2008	12.823164	7.214519	-43.74%	0
2007	12.876979	12.823164	-0.42%	0
2006	10.919664	12.876979	17.92%	0
2005	10.513858	10.919664	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.981721	17.024849	6.53%	1,201
2013	12.731646	15.981721	25.53%	1,201
2012	11.076440	12.731646	14.94%	4,408
2011	11.205685	11.076440	-1.15%	4,845
2010	9.929696	11.205685	12.85%	6,094
2009	7.785213	9.929696	27.55%	6,614
2008	13.863576	7.785213	-43.84%	8,076
2007	13.941694	13.863576	-0.56%	7,281
2006	11.837409	13.941694	17.78%	7,587
2005	11.417724	11.837409	3.68%	7,840
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.765587	14.921854	8.40%	0
2013	10.503365	13.765587	31.06%	0
2012	9.033935	10.503365	16.27%	0
2011	9.056576	9.033935	-0.25%	0
2010	8.043129	9.056576	12.60%	0
2009	6.441110	8.043129	24.87%	0
2008	11.265672	6.441110	-42.83%	0
2007	10.243929	11.265672	9.97%	0
2006	9.230231	10.243929	10.98%	0
2005	8.740930	9.230231	5.60%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.918839	15.066238	8.24%	0
2013	10.637105	13.918839	30.85%	0
2012	9.160893	10.637105	16.11%	0
2011	9.203395	9.160893	-0.46%	0
2010	8.181735	9.203395	12.49%	0
2009	6.559595	8.181735	24.73%	0
2008	11.497210	6.559595	-42.95%	224
2007	10.467820	11.497210	9.83%	503
2006	9.444933	10.467820	10.83%	2,636
2005	8.954866	9.444933	5.47%	3,034
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.539586	13.691579	9.19%	0
2013	9.375162	12.539586	33.75%	0
2012	8.335019	9.375162	12.48%	0
2011	8.475516	8.335019	-1.66%	0
2010	6.957073	8.475516	21.83%	0
2009	5.528456	6.957073	25.84%	0
2008	10.669839	5.528456	-48.19%	0
2007	8.564968	10.669839	24.58%	0
2006	8.171451	8.564968	4.82%	0
2005	7.874090	8.171451	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.635412	10.504024	9.01%	742
2013	7.214636	9.635412	33.55%	742
2012	6.422204	7.214636	12.34%	6,519
2011	6.541795	6.422204	-1.83%	7,322
2010	5.378240	6.541795	21.63%	6,574
2009	4.279943	5.378240	25.66%	7,233
2008	8.271873	4.279943	-48.26%	9,875
2007	6.651101	8.271873	24.37%	10,187
2006	6.355014	6.651101	4.66%	9,845
2005	6.133651	6.355014	3.61%	10,282
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.266866	13.168063	-0.74%	0
2013	12.760502	13.266866	3.97%	0
2012	11.379525	12.760502	12.14%	0
2011	11.149869	11.379525	2.06%	0
2010	9.978355	11.149869	11.74%	0
2009	7.067396	9.978355	41.19%	0
2008	9.604171	7.067396	-26.41%	0
2007	9.528048	9.604171	0.80%	0
2006	8.726729	9.528048	9.18%	0
2005	8.667545	8.726729	0.68%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.157333	14.028209	-0.91%	354
2013	13.639605	14.157333	3.80%	354
2012	12.187465	13.639605	11.92%	354
2011	11.965689	12.187465	1.85%	354
2010	10.719310	11.965689	11.63%	354
2009	7.608657	10.719310	40.88%	354
2008	10.350427	7.608657	-26.49%	354
2007	10.279847	10.350427	0.69%	354
2006	9.428291	10.279847	9.03%	344
2005	9.383655	9.428291	0.48%	1,181
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.518837	15.077077	11.53%	0
2013	10.409973	13.518837	29.86%	0
2012	9.145644	10.409973	13.82%	0
2011	9.126845	9.145644	0.21%	0
2010	8.080115	9.126845	12.95%	15
2009	6.499059	8.080115	24.33%	44
2008	10.505115	6.499059	-38.13%	54
2007	10.146808	10.505115	3.53%	51
2006	8.927981	10.146808	13.65%	53
2005	8.672780	8.927981	2.94%	53
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.614175	17.265949	3.92%	0
2013	17.224916	16.614175	-3.55%	0
2012	16.564403	17.224916	3.99%	0
2011	15.714681	16.564403	5.41%	0
2010	14.844114	15.714681	5.86%	0
2009	13.062331	14.844114	13.64%	0
2008	13.748520	13.062331	-4.99%	0
2007	13.418553	13.748520	2.46%	0
2006	13.094337	13.418553	2.48%	0
2005	13.047717	13.094337	0.36%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	48.915604	51.011464	4.28%	0
2013	36.609450	48.915604	33.61%	0
2012	32.489680	36.609450	12.68%	0
2011	37.055419	32.489680	-12.32%	0
2010	29.318618	37.055419	26.39%	0
2009	21.323324	29.318618	37.50%	0
2008	35.897464	21.323324	-40.60%	0
2007	31.656407	35.897464	13.40%	0
2006	28.630414	31.656407	10.57%	0
2005	24.663673	28.630414	16.08%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.251592	31.498874	4.12%	1,635
2013	22.673066	30.251592	33.43%	5,521
2012	20.154585	22.673066	12.50%	7,349
2011	23.021895	20.154585	-12.45%	7,496
2010	18.233810	23.021895	26.26%	3,654
2009	13.286356	18.233810	37.24%	2,473
2008	22.403713	13.286356	-40.70%	2,640
2007	19.782322	22.403713	13.25%	4,421
2006	17.921168	19.782322	10.39%	5,043
2005	15.462812	17.921168	15.90%	4,082
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.823210	10.629457	-1.79%	0
2013	11.018398	10.823210	-1.77%	0
2012	11.205678	11.018398	-1.67%	0
2011	11.398062	11.205678	-1.69%	0
2010	11.578849	11.398062	-1.56%	2
2009	11.706697	11.578849	-1.09%	4
2008	11.570865	11.706697	1.17%	9
2007	11.203744	11.570865	3.28%	9
2006	10.876592	11.203744	3.01%	9
2005	10.748291	10.876592	1.19%	8
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.306840	12.902709	-9.81%	0
2013	11.174489	14.306840	28.03%	0
2012	9.440539	11.174489	18.37%	0
2011	11.614303	9.440539	-18.72%	0
2010	10.467057	11.614303	10.96%	0
2009	8.430171	10.467057	24.16%	0
2008	15.293567	8.430171	-44.88%	0
2007	13.288820	15.293567	15.09%	0
2006	11.472699	13.288820	15.83%	0
2005	9.819415	11.472699	16.84%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.346420	10.217689	-9.95%	0
2013	8.876527	11.346420	27.82%	0
2012	7.509310	8.876527	18.21%	0
2011	9.250889	7.509310	-18.83%	0
2010	8.349171	9.250889	10.80%	0
2009	6.736020	8.349171	23.95%	0
2008	12.240789	6.736020	-44.97%	0
2007	10.650187	12.240789	14.93%	0
2006	9.208299	10.650187	15.66%	0
2005	7.893881	9.208299	16.65%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.316037	17.833788	9.30%	0
2013	12.559255	16.316037	29.91%	0
2012	10.587581	12.559255	18.62%	0
2011	11.063358	10.587581	-4.30%	0
2010	9.569134	11.063358	15.62%	0
2009	6.845759	9.569134	39.78%	0
2008	13.038359	6.845759	-47.50%	0
2007	13.019168	13.038359	0.15%	0
2006	11.572584	13.019168	12.50%	0
2005	11.108383	11.572584	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	16.008738	17.466531	9.11%	0
2013	12.333056	16.008738	29.80%	0
2012	10.418675	12.333056	18.37%	0
2011	10.901255	10.418675	-4.43%	0
2010	9.446305	10.901255	15.40%	0
2009	6.769273	9.446305	39.55%	0
2008	12.910006	6.769273	-47.57%	0
2007	12.907780	12.910006	0.02%	0
2006	11.488417	12.907780	12.35%	0
2005	11.053210	11.488417	3.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.493661	22.519308	4.77%	0
2013	16.779028	21.493661	28.10%	0
2012	13.443820	16.779028	24.81%	0
2011	15.018725	13.443820	-10.49%	0
2010	12.094271	15.018725	24.18%	0
2009	7.824788	12.094271	54.56%	0
2008	16.321042	7.824788	-52.06%	0
2007	15.740436	16.321042	3.69%	0
2006	13.793893	15.740436	14.11%	0
2005	13.696119	13.793893	0.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.968911	20.886626	4.60%	0
2013	15.619996	19.968911	27.84%	3,646
2012	12.518771	15.619996	24.77%	3,646
2011	14.014427	12.518771	-10.67%	3,646
2010	11.295954	14.014427	24.07%	378
2009	7.319656	11.295954	54.32%	378
2008	15.301943	7.319656	-52.17%	378
2007	14.779766	15.301943	3.53%	3,414
2006	12.973138	14.779766	13.93%	3,815
2005	12.897254	12.973138	0.59%	4,085

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.382206	20.747464	7.04%	0
2013	15.176519	19.382206	27.71%	0
2012	13.777825	15.176519	10.15%	0
2011	13.199165	13.777825	4.38%	0
2010	11.113702	13.199165	18.76%	0
2009	9.617692	11.113702	15.55%	0
2008	13.406317	9.617692	-28.26%	0
2007	13.991188	13.406317	-4.18%	0
2006	12.132411	13.991188	15.32%	0
2005	11.915357	12.132411	1.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.145621	15.878975	-12.49%	0
2013	14.989475	18.145621	21.06%	0
2012	12.871264	14.989475	16.46%	0
2011	14.635517	12.871264	-12.05%	0
2010	13.713868	14.635517	6.72%	0
2009	10.168236	13.713868	34.87%	0
2008	17.326072	10.168236	-41.31%	0
2007	15.239268	17.326072	13.69%	0
2006	12.751090	15.239268	19.51%	0
2005	11.752870	12.751090	8.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.880611	15.806422	6.22%	419
2013	10.839570	14.880611	37.28%	419
2012	9.734552	10.839570	11.35%	419
2011	10.589331	9.734552	-8.07%	0
2010	9.018728	10.589331	17.41%	0
2009	5.544458	9.018728	62.66%	0
2008	11.096184	5.544458	-50.03%	275
2007	9.688196	11.096184	14.53%	548
2006	9.612993	9.688196	0.78%	1,542
2005	9.094055	9.612993	5.71%	1,564

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.893913	19.170943	7.14%	192
2013	13.432641	17.893913	33.21%	192
2012	11.502584	13.432641	16.78%	3,188
2011	11.965246	11.502584	-3.87%	3,597
2010	10.531410	11.965246	13.61%	3,181
2009	8.351893	10.531410	26.10%	3,519
2008	13.248408	8.351893	-36.96%	4,826
2007	13.814237	13.248408	-4.10%	6,543
2006	12.121805	13.814237	13.96%	5,978
2005	11.856082	12.121805	2.24%	6,003
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.827737	15.746985	6.20%	0
2013	11.682410	14.827737	26.92%	0
2012	10.446805	11.682410	11.83%	0
2011	10.644628	10.446805	-1.86%	0
2010	9.894200	10.644628	7.58%	0
2009	7.853267	9.894200	25.99%	0
2008	11.448123	7.853267	-31.40%	0
2007	10.783821	11.448123	6.16%	0
2006*	10.000000	10.783821	7.84%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.552831	15.412197	5.91%	855
2013	11.493694	14.552831	26.62%	855
2012	10.302360	11.493694	11.56%	855
2011	10.521697	10.302360	-2.08%	855
2010	9.807371	10.521697	7.28%	855
2009	7.803522	9.807371	25.68%	999
2008	11.404908	7.803522	-31.58%	1,077
2007	10.766801	11.404908	5.93%	1,077
2006*	10.000000	10.766801	7.67%	1,077
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.853037	21.478921	-1.71%	4
2013	18.744893	21.853037	16.58%	15
2012	16.562664	18.744893	13.18%	17
2011	18.133662	16.562664	-8.66%	17
2010	16.398266	18.133662	10.58%	17
2009	12.377537	16.398266	32.48%	72
2008	21.201102	12.377537	-41.62%	82
2007	18.866151	21.201102	12.38%	82
2006	15.022493	18.866151	25.59%	140
2005	12.996323	15.022493	15.59%	140

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.926981	19.410427	2.55%	0
2013	14.962416	18.926981	26.50%	0
2012	13.732888	14.962416	8.95%	0
2011	14.936806	13.732888	-8.06%	0
2010	13.329287	14.936806	12.06%	0
2009	10.424213	13.329287	27.87%	0
2008	14.851000	10.424213	-29.81%	0
2007	13.806305	14.851000	7.57%	0
2006	12.637893	13.806305	9.25%	0
2005	11.958111	12.637893	5.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.061227	13.856927	6.09%	0
2013	9.707363	13.061227	34.55%	0
2012*	10.000000	9.707363	-2.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.021428	13.770565	5.75%	0
2013	9.706928	13.021428	34.15%	0
2012*	10.000000	9.706928	-2.93%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.421191	-5.79%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.332873	13.147394	6.60%	0
2013	9.152506	12.332873	34.75%	0
2012	8.005842	9.152506	14.32%	0
2011	8.687898	8.005842	-7.85%	0
2010	6.847279	8.687898	26.88%	0
2009	4.936467	6.847279	38.71%	0
2008	10.385461	4.936467	-52.47%	268
2007	9.658399	10.385461	7.53%	1,357
2006	9.614159	9.658399	0.46%	2,208
2005	9.517914	9.614159	1.01%	2,140

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.697110	18.801240	-9.16%	0
2013	14.924572	20.697110	38.68%	0
2012	12.571580	14.924572	18.72%	0
2011	14.302556	12.571580	-12.10%	0
2010	10.713867	14.302556	33.50%	0
2009	6.696604	10.713867	59.99%	0
2008	11.275757	6.696604	-40.61%	0
2007	11.230831	11.275757	0.40%	0
2006	10.126742	11.230831	10.90%	0
2005	9.817850	10.126742	3.15%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.751398	21.374721	8.22%	0
2013	14.833229	19.751398	33.16%	0
2012	13.035399	14.833229	13.79%	0
2011	13.336050	13.035399	-2.25%	0
2010	12.210734	13.336050	9.22%	491
2009	10.154692	12.210734	20.25%	491
2008	15.375450	10.154692	-33.96%	491
2007	14.553647	15.375450	5.65%	1,661
2006	12.297847	14.553647	18.34%	1,995
2005	11.761963	12.297847	4.56%	2,208
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.758272	21.914860	10.91%	0
2013	15.280576	19.758272	29.30%	0
2012	13.597116	15.280576	12.38%	0
2011	13.778810	13.597116	-1.32%	0
2010	12.400366	13.778810	11.12%	0
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.626690	14.049200	3.10%	0
2013	11.255546	13.626690	21.07%	0
2012	9.905519	11.255546	13.63%	0
2011	9.993847	9.905519	-0.88%	0
2010	9.085128	9.993847	10.00%	0
2009	7.496405	9.085128	21.19%	0
2008	10.870847	7.496405	-31.04%	0
2007	10.430613	10.870847	4.22%	0
2006*	10.000000	10.430613	4.31%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.936849	11.274673	3.09%	5,508
2013	11.431553	10.936849	-4.33%	5,508
2012	11.090766	11.431553	3.07%	5,508
2011	10.682066	11.090766	3.83%	5,508
2010	10.263054	10.682066	4.08%	5,508
2009	9.318922	10.263054	10.13%	5,508
2008	10.529215	9.318922	-11.49%	6,158
2007	10.412741	10.529215	1.12%	5,508
2006*	10.000000	10.412741	4.13%	5,508
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.859259	14.859628	0.00%	1,645
2013	11.762560	14.859259	26.33%	1,645
2012	9.811580	11.762560	19.88%	1,645
2011	11.016702	9.811580	-10.94%	1,645
2010	10.079451	11.016702	9.30%	1,645
2009	7.248531	10.079451	39.06%	1,645
2008	12.029430	7.248531	-39.74%	1,863
2007	10.712318	12.029430	12.30%	1,645
2006*	10.000000	10.712318	7.12%	1,645
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.390128	14.209820	6.12%	4,071
2013	10.520324	13.390128	27.28%	4,071
2012	9.125578	10.520324	15.28%	4,071
2011	9.749596	9.125578	-6.40%	4,071
2010	8.399928	9.749596	16.07%	4,071
2009	6.163543	8.399928	36.28%	4,071
2008	11.251384	6.163543	-45.22%	4,224
2007	10.240314	11.251384	9.87%	4,071
2006*	10.000000	10.240314	2.40%	4,071
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.810607	-1.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
2011	9.544246	9.066692	-5.00%	0
2010	7.865745	9.544246	21.34%	0
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	0
2012	11.551242	12.222319	5.81%	0
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.601293	11.925518	2.79%	0
2013	12.070883	11.601293	-3.89%	0
2012	11.436873	12.070883	5.54%	0
2011	10.962081	11.436873	4.33%	0
2010	10.454385	10.962081	4.86%	0
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.666543	22.834415	-7.43%	0
2013	25.011428	24.666543	-1.38%	0
2012	21.771793	25.011428	14.88%	0
2011	28.642791	21.771793	-23.99%	0
2010	25.163222	28.642791	13.83%	0
2009	15.711922	25.163222	60.15%	0
2008	38.033337	15.711922	-58.69%	0
2007	26.677760	38.033337	42.57%	0
2006	19.928297	26.677760	33.87%	0
2005	15.334563	19.928297	29.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.085759	13.437364	2.69%	0
2013	13.888915	13.085759	-5.78%	0
2012	13.724598	13.888915	1.20%	0
2011	13.030106	13.724598	5.33%	0
2010	12.663394	13.030106	2.90%	59
2009	12.557890	12.663394	0.84%	124
2008	11.871603	12.557890	5.78%	429
2007	11.282707	11.871603	5.22%	658
2006	11.117482	11.282707	1.49%	848
2005	10.962914	11.117482	1.41%	1,096

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	0
2009	5.441437	6.917197	27.12%	0
2008*	10.000000	5.441437	-45.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.733371	18.282324	3.10%	716
2013	14.191487	17.733371	24.96%	977
2012	12.469205	14.191487	13.81%	1,727
2011	13.216927	12.469205	-5.66%	2,617
2010	11.741390	13.216927	12.57%	4,675
2009	9.399439	11.741390	24.92%	6,554
2008	15.156029	9.399439	-37.98%	4,853
2007	14.567394	15.156029	4.04%	14,765
2006	12.692632	14.567394	14.77%	34,438
2005	11.974820	12.692632	5.99%	38,978
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.011732	13.274615	2.02%	158
2013	12.639521	13.011732	2.94%	158
2012	12.238362	12.639521	3.28%	2,501
2011	12.107314	12.238362	1.08%	2,501
2010	11.643109	12.107314	3.99%	2,501
2009	10.869105	11.643109	7.12%	2,501
2008	11.777713	10.869105	-7.71%	2,501
2007	11.382263	11.777713	3.47%	19,578
2006	10.917368	11.382263	4.26%	19,577
2005	10.761069	10.917368	1.45%	20,937

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.788755	16.307869	3.29%	6,650
2013	13.785863	15.788755	14.53%	7,024
2012	12.669340	13.785863	8.81%	7,504
2011	12.906287	12.669340	-1.84%	9,958
2010	11.849518	12.906287	8.92%	10,309
2009	10.128567	11.849518	16.99%	14,790
2008	13.429454	10.128567	-24.58%	19,214
2007	12.944368	13.429454	3.75%	33,566
2006	11.837099	12.944368	9.35%	88,607
2005	11.441970	11.837099	3.45%	112,920
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.064668	17.588175	3.07%	7,790
2013	14.199793	17.064668	20.18%	10,321
2012	12.711535	14.199793	11.71%	10,321
2011	13.225322	12.711535	-3.88%	10,957
2010	11.935725	13.225322	10.80%	10,151
2009	9.771084	11.935725	22.15%	10,177
2008	14.503137	9.771084	-32.63%	13,283
2007	13.914630	14.503137	4.23%	16,169
2006	12.370239	13.914630	12.48%	22,080
2005	11.764328	12.370239	5.15%	21,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.626723	15.044193	2.85%	0
2013	13.480068	14.626723	8.51%	0
2012	12.706187	13.480068	6.09%	0
2011	12.677101	12.706187	0.23%	0
2010	11.896238	12.677101	6.56%	0
2009	10.574487	11.896238	12.50%	0
2008	12.675287	10.574487	-16.57%	1,157
2007	12.194366	12.675287	3.94%	4,522
2006	11.452631	12.194366	6.48%	4,522
2005	11.161279	11.452631	2.61%	6,529
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.707487	22.124173	6.84%	0
2013	15.425288	20.707487	34.24%	0
2012	13.235540	15.425288	16.54%	0
2011	13.785567	13.235540	-3.99%	0
2010	12.902691	13.785567	6.84%	0
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.455327	21.807049	6.61%	802
2013	15.284154	20.455327	33.83%	4,210
2012	13.143632	15.284154	16.29%	4,210
2011	13.726542	13.143632	-4.25%	4,951
2010	12.880958	13.726542	6.56%	4,564
2009*	10.000000	12.880958	28.81%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.350650	25.090455	7.45%	0
2013	17.872074	23.350650	30.65%	0
2012	15.493268	17.872074	15.35%	0
2011	16.188594	15.493268	-4.30%	0
2010	13.062470	16.188594	23.93%	0
2009	9.726775	13.062470	34.29%	0
2008	15.590079	9.726775	-37.61%	0
2007	14.761496	15.590079	5.61%	0
2006	13.678614	14.761496	7.92%	0
2005	12.425243	13.678614	10.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	21.751634	23.320085	7.21%	0
2013	16.678450	21.751634	30.42%	0
2012	14.482923	16.678450	15.16%	0
2011	15.153732	14.482923	-4.43%	0
2010	12.260100	15.153732	23.60%	9
2009	9.146332	12.260100	34.04%	31
2008	14.694698	9.146332	-37.76%	126
2007	13.938041	14.694698	5.43%	3,163
2006	12.932843	13.938041	7.77%	3,354
2005	11.768923	12.932843	9.89%	2,815
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.484028	9.313317	-1.80%	3,293
2013	9.657865	9.484028	-1.80%	5,482
2012	9.835385	9.657865	-1.80%	1
2011	10.015159	9.835385	-1.80%	0
2010	10.198721	10.015159	-1.80%	1,211
2009	10.381305	10.198721	-1.76%	1,224
2008	10.358854	10.381305	0.22%	4,239
2007	10.067283	10.358854	2.90%	1,250
2006	9.807022	10.067283	2.65%	1,697
2005	9.726772	9.807022	0.83%	1,300
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.818565	10.480173	-3.13%	0
2013	9.098988	10.818565	18.90%	0
2012	8.021231	9.098988	13.44%	0
2011	9.037755	8.021231	-11.25%	0
2010	8.086870	9.037755	11.76%	0
2009	6.050429	8.086870	33.66%	0
2008*	10.000000	6.050429	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.995185	-10.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.978761	-10.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.934965	13.991194	8.17%	0
2013	9.799546	12.934965	32.00%	0
2012	8.592706	9.799546	14.04%	0
2011	9.042175	8.592706	-4.97%	0
2010	7.981912	9.042175	13.28%	0
2009	6.283783	7.981912	27.02%	0
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.267987	13.281183	8.26%	888
2013	9.252011	12.267987	32.60%	888
2012	8.012466	9.252011	15.47%	888
2011	8.688406	8.012466	-7.78%	888
2010	7.847341	8.688406	10.72%	1,480
2009	6.271938	7.847341	25.12%	1,629
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.762966	14.017936	1.85%	0
2013	10.111494	13.762966	36.11%	0
2012	8.981908	10.111494	12.58%	0
2011	9.572291	8.981908	-6.17%	0
2010	7.707532	9.572291	24.19%	0
2009	6.194427	7.707532	24.43%	0
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.672824	16.861109	14.91%	0
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
2011	10.048939	9.639322	-4.08%	0
2010	8.553700	10.048939	17.48%	0
2009	6.676263	8.553700	28.12%	0
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.756643	14.858820	0.69%	0
2013	10.438979	14.756643	41.36%	0
2012	9.400028	10.438979	11.05%	0
2011	9.655141	9.400028	-2.64%	0
2010	7.859001	9.655141	22.85%	0
2009	6.292381	7.859001	24.90%	0
2008	11.985688	6.292381	-47.50%	0
2007	11.147533	11.985688	7.52%	488
2006	11.022292	11.147533	1.14%	488
2005	10.417836	11.022292	5.80%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.559363	23.708927	5.10%	0
2013	16.362188	22.559363	37.87%	0
2012	13.834294	16.362188	18.27%	0
2011	14.839854	13.834294	-6.78%	0
2010	11.936068	14.839854	24.33%	0
2009	9.630282	11.936068	23.94%	0
2008	14.454630	9.630282	-33.38%	0
2007	15.811203	14.454630	-8.58%	0
2006	13.726409	15.811203	15.19%	0
2005	13.560554	13.726409	1.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.371715	21.358411	4.84%	8
2013	14.815254	20.371715	37.50%	21
2012	12.540984	14.815254	18.13%	20
2011	13.506996	12.540984	-7.15%	20
2010	10.875208	13.506996	24.20%	24
2009	8.799104	10.875208	23.59%	100
2008	13.235929	8.799104	-33.52%	114
2007	14.530365	13.235929	-8.91%	112
2006	12.635672	14.530365	14.99%	181
2005	12.518422	12.635672	0.94%	182
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	23.212884	22.980826	-1.00%	0
2013	16.775696	23.212884	38.37%	0
2012	14.790921	16.775696	13.42%	0
2011	15.948087	14.790921	-7.26%	0
2010	12.958980	15.948087	23.07%	0
2009	9.796837	12.958980	32.28%	0
2008	16.140791	9.796837	-39.30%	0
2007	16.095144	16.140791	0.28%	0
2006	14.628336	16.095144	10.03%	0
2005	13.262105	14.628336	10.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.116181	22.826256	-1.25%	512
2013	16.748109	23.116181	38.02%	512
2012	14.801952	16.748109	13.15%	512
2011	16.001336	14.801952	-7.50%	512
2010	13.037639	16.001336	22.73%	517
2009	9.876263	13.037639	32.01%	530
2008	16.315327	9.876263	-39.47%	533
2007	16.307107	16.315327	0.05%	1,509
2006	14.858962	16.307107	9.75%	1,483
2005	13.508600	14.858962	10.00%	976

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.532728	13.761418	9.80%	0
2013	9.757887	12.532728	28.44%	0
2012	8.728500	9.757887	11.79%	0
2011	8.854677	8.728500	-1.42%	0
2010	7.963792	8.854677	11.19%	0
2009	6.459062	7.963792	23.30%	0
2008	11.265371	6.459062	-42.66%	0
2007	10.633632	11.265371	5.94%	0
2006*	10.000000	10.633632	6.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.848682	13.701058	26.29%	1,616
2013	10.757084	10.848682	0.85%	1,616
2012	9.477882	10.757084	13.50%	1,616
2011	9.093061	9.477882	4.23%	1,616
2010	7.132550	9.093061	27.49%	2,382
2009	5.565185	7.132550	28.16%	2,382
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	1,767
2009	8.281138	10.687698	29.06%	1,767
2008	13.926091	8.281138	-40.54%	1,767
2007	13.179347	13.926091	5.67%	2,838
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.597534	21.694915	0.45%	0
2013	17.275747	21.597534	25.02%	0
2012	14.507972	17.275747	19.08%	0
2011	16.108932	14.507972	-9.94%	0
2010	14.145610	16.108932	13.88%	0
2009	10.306012	14.145610	37.26%	0
2008	17.547258	10.306012	-41.27%	0
2007	16.808510	17.547258	4.40%	0
2006	14.542799	16.808510	15.58%	0
2005	12.954963	14.542799	12.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.949401	20.995258	0.22%	0
2013	16.798999	20.949401	24.71%	0
2012	14.144269	16.798999	18.77%	0
2011	15.745740	14.144269	-10.17%	0
2010	13.857987	15.745740	13.62%	0
2009	10.126701	13.857987	36.85%	0
2008	17.283111	10.126701	-41.41%	0
2007	16.592624	17.283111	4.16%	0
2006	14.396181	16.592624	15.26%	0
2005	12.852222	14.396181	12.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.250585	17.362127	0.65%	28
2013	17.631498	17.250585	-2.16%	61
2012	15.868808	17.631498	11.11%	55
2011	16.054721	15.868808	-1.16%	53
2010	14.244616	16.054721	12.71%	567
2009	12.250556	14.244616	16.28%	771
2008	14.588285	12.250556	-16.02%	827
2007	13.561689	14.588285	7.57%	832
2006	12.878040	13.561689	5.31%	3,410
2005	12.796223	12.878040	0.64%	3,189
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.003381	-9.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.119599	17.475808	8.41%	891
2013	12.488662	16.119599	29.07%	906
2012	10.906578	12.488662	14.51%	868
2011	11.141120	10.906578	-2.11%	920
2010	9.795054	11.141120	13.74%	921
2009	7.793033	9.795054	25.69%	880
2008	12.930772	7.793033	-39.73%	1,266
2007	12.644157	12.930772	2.27%	2,881
2006	11.219451	12.644157	12.70%	2,795
2005	10.804249	11.219451	3.84%	3,060
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	25.126523	27.618760	9.92%	0
2013	18.144587	25.126523	38.48%	0
2012	15.660961	18.144587	15.86%	0
2011	16.308260	15.660961	-3.97%	0
2010	13.457120	16.308260	21.19%	0
2009	9.988549	13.457120	34.73%	0
2008	16.361485	9.988549	-38.95%	0
2007	16.867135	16.361485	-3.00%	0
2006	14.935463	16.867135	12.93%	0
2005	13.835741	14.935463	7.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.577706	15.983699	9.64%	0
2013	10.556396	14.577706	38.09%	0
2012	9.135991	10.556396	15.55%	0
2011	9.530222	9.135991	-4.14%	0
2010	7.886455	9.530222	20.84%	0
2009	5.867088	7.886455	34.42%	0
2008	9.637457	5.867088	-39.12%	0
2007	9.953661	9.637457	-3.18%	0
2006*	10.000000	9.953661	-0.46%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.667911	-3.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	0
2009*	10.000000	10.913226	9.13%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.287992	19.886310	8.74%	0
2013	13.725967	18.287992	33.24%	0
2012	11.732797	13.725967	16.99%	0
2011	12.528965	11.732797	-6.35%	0
2010	11.154656	12.528965	12.32%	0
2009	8.750441	11.154656	27.48%	0
2008	14.536245	8.750441	-39.80%	0
2007	15.755685	14.536245	-7.74%	0
2006	13.841360	15.755685	13.83%	723
2005	13.394064	13.841360	3.34%	723
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.320010	14.024548	-8.46%	0
2013	12.181295	15.320010	25.77%	0
2012	10.175079	12.181295	19.72%	0
2011	12.473700	10.175079	-18.43%	0
2010	11.544690	12.473700	8.05%	0
2009	9.432717	11.544690	22.39%	0
2008	17.138608	9.432717	-44.96%	0
2007	16.106843	17.138608	6.41%	0
2006	12.841575	16.106843	25.43%	0
2005	11.654677	12.841575	10.18%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.553236	20.876349	1.57%	0
2013	14.991846	20.553236	37.10%	0
2012	12.994802	14.991846	15.37%	0
2011	13.889019	12.994802	-6.44%	0
2010	11.226351	13.889019	23.72%	0
2009	8.691511	11.226351	29.16%	0
2008	14.596600	8.691511	-40.46%	0
2007	17.032143	14.596600	-14.30%	0
2006	14.786205	17.032143	15.19%	0
2005	14.067223	14.786205	5.11%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.380063	18.726344	7.75%	0
2013	12.314058	17.380063	41.14%	0
2012	10.978283	12.314058	12.17%	0
2011	13.608093	10.978283	-19.33%	0
2010	11.471464	13.608093	18.63%	0
2009	7.127459	11.471464	60.95%	0
2008	11.527034	7.127459	-38.17%	0
2007	11.125330	11.527034	3.61%	0
2006	10.744681	11.125330	3.54%	0
2005	10.351752	10.744681	3.80%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.880123	12.548898	5.63%	0
2013	12.168491	11.880123	-2.37%	0
2012	11.348781	12.168491	7.22%	0
2011	10.963809	11.348781	3.51%	0
2010	10.448159	10.963809	4.94%	0
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	0
2007	10.707238	11.062118	3.31%	0
2006	10.528053	10.707238	1.70%	0
2005	10.314724	10.528053	2.07%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	0
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	0
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.558499	17.762062	7.27%	589
2013	12.534453	16.558499	32.10%	589
2012	10.892835	12.534453	15.07%	589
2011	10.462602	10.892835	4.11%	589
2010	9.450173	10.462602	10.71%	793
2009	8.000324	9.450173	18.12%	793
2008	13.744795	8.000324	-41.79%	203
2007	13.356142	13.744795	2.91%	1,787
2006	11.631635	13.356142	14.83%	2,154
2005	11.329529	11.631635	2.67%	2,175
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.832590	15.453731	-8.19%	0
2013	13.973625	16.832590	20.46%	0
2012	12.467872	13.973625	12.08%	0
2011	15.767546	12.467872	-20.93%	0
2010	15.402306	15.767546	2.37%	0
2009	11.679711	15.402306	31.87%	1,138
2008	25.473352	11.679711	-54.15%	1,218
2007	24.583816	25.473352	3.62%	1,331
2006	18.536063	24.583816	32.63%	1,382
2005	16.206923	18.536063	14.37%	1,448
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.525910	16.230387	11.73%	0
2013	10.802694	14.525910	34.47%	0
2012	9.478557	10.802694	13.97%	0
2011	9.983592	9.478557	-5.53%	0
2010	9.261137	9.983592	7.80%	0
2009	6.882044	9.261137	34.57%	0
2008	11.651943	6.882044	-40.94%	0
2007	10.450071	11.651943	11.50%	0
2006	10.715224	10.450071	-2.47%	0
2005	9.505633	10.715224	12.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.286044	28.107799	6.93%	0
2013	19.458131	26.286044	35.09%	0
2012	16.734935	19.458131	16.27%	0
2011	18.658560	16.734935	-10.31%	84
2010	15.016986	18.658560	24.25%	84
2009	10.725004	15.016986	40.02%	0
2008	17.007201	10.725004	-36.94%	185
2007	17.068813	17.007201	-0.36%	188
2006	15.227118	17.068813	12.09%	184
2005	14.548506	15.227118	4.66%	275

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.233475	25.003299	3.18%	0
2013	17.546105	24.233475	38.11%	0
2012	15.446089	17.546105	13.60%	0
2011	15.648585	15.446089	-1.29%	0
2010	12.670781	15.648585	23.50%	0
2009	10.325528	12.670781	22.71%	0
2008	15.228113	10.325528	-32.19%	0
2007	15.619056	15.228113	-2.50%	0
2006	13.908298	15.619056	12.30%	0
2005	13.213848	13.908298	5.26%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.096385	17.923959	11.35%	0
2013	12.207179	16.096385	31.86%	0
2012	11.107676	12.207179	9.90%	0
2011	11.215507	11.107676	-0.96%	0
2010	9.952237	11.215507	12.69%	0
2009	7.580834	9.952237	31.28%	0
2008	11.778800	7.580834	-35.64%	0
2007	11.135100	11.778800	5.78%	0
2006	10.388581	11.135100	7.19%	0
2005	10.214501	10.388581	1.70%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.625413	19.621714	11.33%	0
2013	13.601277	17.625413	29.59%	0
2012	11.973803	13.601277	13.59%	0
2011	11.974193	11.973803	0.00%	0
2010	10.623388	11.974193	12.72%	0
2009	8.567443	10.623388	24.00%	0
2008	13.887172	8.567443	-38.31%	0
2007	13.443853	13.887172	3.30%	0
2006	11.858659	13.443853	13.37%	0
2005	11.540117	11.858659	2.76%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.548817	21.701504	11.01%	0
2013	15.122476	19.548817	29.27%	0
2012	13.343361	15.122476	13.33%	0
2011	13.377575	13.343361	-0.26%	0
2010	11.899701	13.377575	12.42%	0
2009	9.618796	11.899701	23.71%	0
2008	15.635802	9.618796	-38.48%	360
2007	15.174696	15.635802	3.04%	481
2006	13.419333	15.174696	13.08%	482
2005	13.091114	13.419333	2.51%	482
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.874827	-1.25%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.785437	20.894739	0.53%	0
2013	19.841988	20.785437	4.75%	0
2012	17.686619	19.841988	12.19%	0
2011	17.173774	17.686619	2.99%	0
2010	15.297163	17.173774	12.27%	0
2009	10.221432	15.297163	49.66%	0
2008	14.091418	10.221432	-27.46%	199
2007	13.915208	14.091418	1.27%	214
2006	12.821805	13.915208	8.53%	205
2005	12.772689	12.821805	0.38%	6,840
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.304277	11.915939	-3.16%	0
2013	10.796417	12.304277	13.97%	0
2012	9.997932	10.796417	7.99%	0
2011	10.779842	9.997932	-7.25%	0
2010	9.718701	10.779842	10.92%	0
2009	8.742179	9.718701	11.17%	0
2008	12.664364	8.742179	-30.97%	0
2007	11.769593	12.664364	7.60%	0
2006	10.356360	11.769593	13.65%	0
2005	10.375127	10.356360	-0.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.228014	14.494506	1.87%	0
2013	14.347701	14.228014	-0.83%	0
2012	13.323478	14.347701	7.69%	0
2011	13.272311	13.323478	0.39%	0
2010	12.462551	13.272311	6.50%	0
2009	10.542915	12.462551	18.21%	0
2008	11.586015	10.542915	-9.00%	0
2007	11.202462	11.586015	3.42%	0
2006	10.957822	11.202462	2.23%	0
2005	11.020805	10.957822	-0.57%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.966609	14.189781	1.60%	1
2013	14.123868	13.966609	-1.11%	101
2012	13.148664	14.123868	7.42%	101
2011	13.134392	13.148664	0.11%	101
2010	12.358380	13.134392	6.28%	543
2009	10.479097	12.358380	17.93%	1,027
2008	11.548894	10.479097	-9.26%	1,383
2007	11.192439	11.548894	3.18%	5,293
2006	10.972720	11.192439	2.00%	5,420
2005	11.069722	10.972720	-0.88%	7,420
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.378841	14.915229	3.73%	0
2013	12.680273	14.378841	13.40%	0
2012	11.491894	12.680273	10.34%	0
2011	12.031465	11.491894	-4.48%	0
2010	10.739414	12.031465	12.03%	0
2009	8.485916	10.739414	26.56%	0
2008	12.146802	8.485916	-30.14%	0
2007	10.729162	12.146802	13.21%	0
2006	10.193323	10.729162	5.26%	0
2005	9.992412	10.193323	2.01%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.377202	13.856899	3.59%	0
2013	11.816703	13.377202	13.21%	0
2012	10.727404	11.816703	10.15%	0
2011	11.245847	10.727404	-4.61%	0
2010	10.053846	11.245847	11.86%	0
2009	7.955273	10.053846	26.38%	0
2008	11.401022	7.955273	-30.22%	0
2007	10.086495	11.401022	13.03%	0
2006	9.591644	10.086495	5.16%	0
2005	9.415924	9.591644	1.87%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.755299	13.239216	3.79%	0
2013	10.622724	12.755299	20.08%	0
2012	9.384225	10.622724	13.20%	0
2011	10.199733	9.384225	-8.00%	0
2010	8.944883	10.199733	14.03%	0
2009	6.863093	8.944883	30.33%	0
2008	10.905227	6.863093	-37.07%	0
2007	9.347556	10.905227	16.66%	0
2006	8.912832	9.347556	4.88%	0
2005	8.748666	8.912832	1.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.649600	12.069070	3.60%	0
2013	9.721761	11.649600	19.83%	0
2012	8.604886	9.721761	12.98%	0
2011	9.372218	8.604886	-8.19%	0
2010	8.229978	9.372218	13.88%	0
2009	6.332659	8.229978	29.96%	0
2008	10.072443	6.332659	-37.13%	0
2007	8.653558	10.072443	16.40%	0
2006	8.260748	8.653558	4.76%	0
2005	8.126303	8.260748	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.538391	15.709388	8.05%	0
2013	12.395360	14.538391	17.29%	0
2012	10.986733	12.395360	12.82%	0
2011	11.632965	10.986733	-5.56%	0
2010	10.045101	11.632965	15.81%	0
2009	7.397087	10.045101	35.80%	0
2008	11.423201	7.397087	-35.25%	0
2007	10.688535	11.423201	6.87%	0
2006	9.754106	10.688535	9.58%	0
2005	9.409588	9.754106	3.66%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.938358	16.130968	7.98%	0
2013	12.759492	14.938358	17.08%	0
2012	11.322496	12.759492	12.69%	0
2011	11.994379	11.322496	-5.60%	0
2010	10.377611	11.994379	15.58%	0
2009	7.643853	10.377611	35.76%	0
2008	11.826797	7.643853	-35.37%	0
2007	11.084405	11.826797	6.70%	0
2006	10.128133	11.084405	9.44%	0
2005	9.778093	10.128133	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.182991	14.347542	8.83%	0
2013	9.705423	13.182991	35.83%	0
2012	8.065460	9.705423	20.33%	0
2011	8.443889	8.065460	-4.48%	0
2010	7.286622	8.443889	15.88%	0
2009	5.462205	7.286622	33.40%	0
2008	9.462954	5.462205	-42.28%	0
2007	9.017763	9.462954	4.94%	0
2006	8.059441	9.017763	11.89%	0
2005	6.786923	8.059441	18.75%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.914027	14.026235	8.61%	0
2013	9.516813	12.914027	35.70%	0
2012	7.931897	9.516813	19.98%	0
2011	8.311165	7.931897	-4.56%	0
2010	7.176873	8.311165	15.80%	0
2009	5.384970	7.176873	33.28%	0
2008	9.354540	5.384970	-42.43%	16
2007	8.930807	9.354540	4.74%	30
2006	7.994275	8.930807	11.72%	30
2005	6.748992	7.994275	18.45%	30
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.806522	15.789188	6.64%	0
2013	11.784411	14.806522	25.64%	0
2012	10.245970	11.784411	15.02%	0
2011	10.349822	10.245970	-1.00%	0
2010	9.162336	10.349822	12.96%	0
2009	7.179087	9.162336	27.63%	0
2008	12.766716	7.179087	-43.77%	0
2007	12.826841	12.766716	-0.47%	0
2006	10.882666	12.826841	17.86%	0
2005	10.483561	10.882666	3.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.870859	16.898132	6.47%	1
2013	12.649760	15.870859	25.46%	1
2012	11.010826	12.649760	14.88%	1
2011	11.144963	11.010826	-1.20%	1
2010	9.880910	11.144963	12.79%	626
2009	7.750903	9.880910	27.48%	5,684
2008	13.809540	7.750903	-43.87%	5,686
2007	13.894472	13.809540	-0.61%	5,704
2006	11.803303	13.894472	17.72%	5,789
2005	11.390621	11.803303	3.62%	5,972
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.663107	14.803224	8.34%	0
2013	10.430485	13.663107	30.99%	0
2012	8.975834	10.430485	16.21%	0
2011	9.002919	8.975834	-0.30%	0
2010	7.999548	9.002919	12.54%	0
2009	6.409482	7.999548	24.81%	0
2008	11.216071	6.409482	-42.85%	0
2007	10.204038	11.216071	9.92%	0
2006	9.198965	10.204038	10.93%	0
2005	8.715733	9.198965	5.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.822266	14.954077	8.19%	0
2013	10.568672	13.822266	30.79%	0
2012	9.106599	10.568672	16.06%	0
2011	9.153508	9.106599	-0.51%	0
2010	8.141531	9.153508	12.43%	0
2009	6.530683	8.141531	24.67%	0
2008	11.452389	6.530683	-42.98%	71
2007	10.432351	11.452389	9.78%	100
2006	9.417702	10.432351	10.77%	100
2005	8.933584	9.417702	5.42%	100
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.446301	13.582804	9.13%	0
2013	9.310151	12.446301	33.69%	0
2012	8.281449	9.310151	12.42%	0
2011	8.425317	8.281449	-1.71%	0
2010	6.919392	8.425317	21.76%	0
2009	5.501308	6.919392	25.78%	0
2008	10.622879	5.501308	-48.21%	0
2007	8.531643	10.622879	24.51%	0
2006	8.143786	8.531643	4.76%	0
2005	7.851401	8.143786	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.568521	10.425800	8.96%	1
2013	7.168199	9.568521	33.49%	1
2012	6.384127	7.168199	12.28%	1
2011	6.506319	6.384127	-1.88%	1
2010	5.351800	6.506319	21.57%	315
2009	4.261060	5.351800	25.60%	8,459
2008	8.239585	4.261060	-48.29%	8,512
2007	6.628544	8.239585	24.30%	8,518
2006	6.336678	6.628544	4.61%	8,623
2005	6.119069	6.336678	3.56%	8,590
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.168178	13.063459	-0.80%	0
2013	12.672034	13.168178	3.92%	0
2012	11.306392	12.672034	12.08%	0
2011	11.083838	11.306392	2.01%	0
2010	9.924303	11.083838	11.68%	0
2009	7.032682	9.924303	41.12%	0
2008	9.561872	7.032682	-26.45%	0
2007	9.490940	9.561872	0.75%	0
2006	8.697158	9.490940	9.13%	0
2005	8.642570	8.697158	0.63%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	14.059173	13.923855	-0.96%	0
2013	13.551940	14.059173	3.74%	0
2012	12.115312	13.551940	11.86%	0
2011	11.900886	12.115312	1.80%	0
2010	10.666684	11.900886	11.57%	118
2009	7.575159	10.666684	40.81%	209
2008	10.310105	7.575159	-26.53%	209
2007	10.245047	10.310105	0.64%	209
2006	9.401143	10.245047	8.98%	353
2005	9.361387	9.401143	0.42%	336
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.418273	14.957298	11.47%	0
2013	10.337798	13.418273	29.80%	0
2012	9.086870	10.337798	13.77%	0
2011	9.072797	9.086870	0.16%	0
2010	8.036349	9.072797	12.90%	0
2009	6.467152	8.036349	24.26%	0
2008	10.458899	6.467152	-38.17%	0
2007	10.107339	10.458899	3.48%	0
2006	8.897759	10.107339	13.59%	0
2005	8.647811	8.897759	2.89%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.490560	17.128748	3.87%	0
2013	17.105466	16.490560	-3.59%	0
2012	16.457934	17.105466	3.93%	0
2011	15.621612	16.457934	5.35%	0
2010	14.763716	15.621612	5.81%	0
2009	12.998203	14.763716	13.58%	0
2008	13.687998	12.998203	-5.04%	0
2007	13.366328	13.687998	2.41%	0
2006	13.050019	13.366328	2.42%	0
2005	13.010162	13.050019	0.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	48.551606	50.606086	4.23%	52
2013	36.355514	48.551606	33.55%	52
2012	32.280792	36.355514	12.62%	52
2011	36.835902	32.280792	-12.37%	52
2010	29.159767	36.835902	26.32%	52
2009	21.218595	29.159767	37.43%	52
2008	35.739414	21.218595	-40.63%	52
2007	31.533180	35.739414	13.34%	52
2006	28.533447	31.533180	10.51%	52
2005	24.592617	28.533447	16.02%	52

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.041786	31.264490	4.07%	0
2013	22.527287	30.041786	33.36%	0
2012	20.035233	22.527287	12.44%	0
2011	22.897212	20.035233	-12.50%	0
2010	18.144276	22.897212	26.20%	298
2009	13.227852	18.144276	37.17%	1,614
2008	22.316452	13.227852	-40.73%	2,141
2007	19.715361	22.316452	13.19%	6,753
2006	17.869580	19.715361	10.33%	6,762
2005	15.426119	17.869580	15.84%	6,489
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.742625	10.544943	-1.84%	0
2013	10.941929	10.742625	-1.82%	0
2012	11.133605	10.941929	-1.72%	0
2011	11.330517	11.133605	-1.74%	0
2010	11.516096	11.330517	-1.61%	0
2009	11.649180	11.516096	-1.14%	0
2008	11.519883	11.649180	1.12%	0
2007	11.160093	11.519883	3.22%	0
2006	10.839718	11.160093	2.96%	0
2005	10.717294	10.839718	1.14%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	0
2010	10.410369	11.545522	10.90%	0
2009	8.388788	10.410369	24.10%	0
2008	15.226259	8.388788	-44.91%	0
2007	13.237106	15.226259	15.03%	0
2006	11.433861	13.237106	15.77%	0
2005	9.791143	11.433861	16.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.267727	10.141652	-9.99%	961
2013	8.819461	11.267727	27.76%	961
2012	7.464837	8.819461	18.15%	961
2011	9.200786	7.464837	-18.87%	961
2010	8.308168	9.200786	10.74%	961
2009	6.706357	8.308168	23.88%	961
2008	12.193119	6.706357	-45.00%	0
2007	10.614142	12.193119	14.88%	0
2006	9.181791	10.614142	15.60%	0
2005	7.875151	9.181791	16.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.211782	17.710808	9.25%	0
2013	12.485363	16.211782	29.85%	0
2012	10.530663	12.485363	18.56%	0
2011	11.009480	10.530663	-4.35%	0
2010	9.527374	11.009480	15.56%	0
2009	6.819359	9.527374	39.71%	0
2008	12.994721	6.819359	-47.52%	0
2007	12.982246	12.994721	0.10%	0
2006	11.545620	12.982246	12.44%	0
2005	11.088140	11.545620	4.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.906448	17.346086	9.05%	0
2013	12.260485	15.906448	29.74%	0
2012	10.362653	12.260485	18.31%	0
2011	10.848154	10.362653	-4.48%	0
2010	9.405073	10.848154	15.34%	0
2009	6.743156	9.405073	39.48%	0
2008	12.866783	6.743156	-47.59%	0
2007	12.871168	12.866783	-0.03%	0
2006	11.461651	12.871168	12.30%	0
2005	11.033056	11.461651	3.88%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.367289	22.375505	4.72%	0
2013	16.688867	21.367289	28.03%	0
2012	13.378405	16.688867	24.74%	0
2011	14.953263	13.378405	-10.53%	0
2010	12.047669	14.953263	24.12%	0
2009	7.798606	12.047669	54.48%	0
2008	16.274758	7.798606	-52.08%	0
2007	15.703833	16.274758	3.64%	0
2006	13.768805	15.703833	14.05%	0
2005	13.678145	13.768805	0.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.850572	20.752283	4.54%	87
2013	15.535334	19.850572	27.78%	87
2012	12.457281	15.535334	24.71%	87
2011	13.952671	12.457281	-10.72%	87
2010	11.251897	13.952671	24.00%	142
2009	7.294820	11.251897	54.25%	1,576
2008	15.257827	7.294820	-52.19%	1,816
2007	14.744700	15.257827	3.48%	1,766
2006	12.948932	14.744700	13.87%	1,787
2005	12.879736	12.948932	0.54%	1,775

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.268254	20.614986	6.99%	0
2013	15.094972	19.268254	27.65%	0
2012	13.710797	15.094972	10.10%	0
2011	13.141626	13.710797	4.33%	0
2010	11.070883	13.141626	18.70%	0
2009	9.585508	11.070883	15.50%	0
2008	13.368270	9.585508	-28.30%	0
2007	13.958629	13.368270	-4.23%	0
2006	12.110333	13.958629	15.26%	0
2005	11.899730	12.110333	1.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.038925	15.777557	-12.54%	0
2013	14.908925	18.038925	20.99%	0
2012	12.808628	14.908925	16.40%	0
2011	14.571698	12.808628	-12.10%	0
2010	13.661018	14.571698	6.67%	0
2009	10.134211	13.661018	34.80%	0
2008	17.276909	10.134211	-41.34%	0
2007	15.203815	17.276909	13.64%	0
2006	12.727892	15.203815	19.45%	0
2005	11.737447	12.727892	8.44%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.790889	15.703118	6.17%	675
2013	10.779702	14.790889	37.21%	675
2012	9.685731	10.779702	11.29%	675
2011	10.541578	9.685731	-8.12%	675
2010	8.982615	10.541578	17.36%	675
2009	5.525061	8.982615	62.58%	675
2008	11.063014	5.525061	-50.06%	281
2007	9.664176	11.063014	14.47%	481
2006	9.594031	9.664176	0.73%	463
2005	9.080734	9.594031	5.65%	454

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.785995	19.045619	7.08%	0
2013	13.358429	17.785995	33.14%	0
2012	11.444874	13.358429	16.72%	0
2011	11.911271	11.444874	-3.92%	666
2010	10.489249	11.911271	13.56%	1,425
2009	8.322687	10.489249	26.03%	759
2008	13.208818	8.322687	-36.99%	975
2007	13.780004	13.208818	-4.15%	992
2006	12.097905	13.780004	13.90%	1,000
2005	11.838721	12.097905	2.19%	931
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.769857	15.677527	6.15%	0
2013	11.642730	14.769857	26.86%	0
2012	10.416647	11.642730	11.77%	0
2011	10.619297	10.416647	-1.91%	0
2010	9.875677	10.619297	7.53%	0
2009	7.842555	9.875677	25.92%	0
2008	11.438347	7.842555	-31.44%	0
2007	10.780129	11.438347	6.11%	0
2006*	10.000000	10.780129	7.80%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.496010	15.344204	5.85%	0
2013	11.454647	14.496010	26.55%	0
2012	10.272605	11.454647	11.51%	0
2011	10.496643	10.272605	-2.13%	0
2010	9.789003	10.496643	7.23%	0
2009	7.792881	9.789003	25.61%	1,411
2008	11.395165	7.792881	-31.61%	1,462
2007	10.763115	11.395165	5.87%	7,309
2006*	10.000000	10.763115	7.63%	7,372
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.721220	21.338491	-1.76%	0
2013	18.641319	21.721220	16.52%	0
2012	16.479559	18.641319	13.12%	0
2011	18.051858	16.479559	-8.71%	0
2010	16.332591	18.051858	10.53%	0
2009	12.334246	16.332591	32.42%	0
2008	21.137740	12.334246	-41.65%	24
2007	18.819402	21.137740	12.32%	24
2006	14.992880	18.819402	25.52%	24
2005	12.977278	14.992880	15.53%	24

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.815699	19.286461	2.50%	0
2013	14.882019	18.815699	26.43%	0
2012	13.666081	14.882019	8.90%	0
2011	14.871694	13.666081	-8.11%	0
2010	13.277940	14.871694	12.00%	0
2009	10.389350	13.277940	27.80%	0
2008	14.808887	10.389350	-29.84%	0
2007	13.774202	14.808887	7.51%	0
2006	12.614913	13.774202	9.19%	0
2005	11.942419	12.614913	5.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.050073	13.838039	6.04%	0
2013	9.704012	13.050073	34.48%	0
2012*	10.000000	9.704012	-2.96%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.417985	-5.82%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.258461	13.061402	6.55%	730
2013	9.101912	12.258461	34.68%	730
2012	7.965647	9.101912	14.26%	730
2011	8.648676	7.965647	-7.90%	1,005
2010	6.819845	8.648676	26.82%	1,077
2009	4.919200	6.819845	38.64%	886
2008	10.354430	4.919200	-52.49%	869
2007	9.634475	10.354430	7.47%	2,611
2006	9.595207	9.634475	0.41%	3,034
2005	9.503980	9.595207	0.96%	3,039

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.572295	18.678343	-9.21%	0
2013	14.842119	20.572295	38.61%	0
2012	12.508508	14.842119	18.66%	0
2011	14.238026	12.508508	-12.15%	0
2010	10.670948	14.238026	33.43%	0
2009	6.673177	10.670948	59.91%	0
2008	11.242059	6.673177	-40.64%	12
2007	11.202997	11.242059	0.35%	22
2006	10.106782	11.202997	10.85%	22
2005	9.803475	10.106782	3.09%	43
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.632232	21.234955	8.16%	0
2013	14.751243	19.632232	33.09%	200
2012	12.969973	14.751243	13.73%	200
2011	13.275860	12.969973	-2.30%	200
2010	12.161823	13.275860	9.16%	200
2009	10.119170	12.161823	20.19%	200
2008	15.329495	10.119170	-33.99%	1,368
2007	14.517581	15.329495	5.59%	6,434
2006	12.273605	14.517581	18.28%	14,729
2005	11.744736	12.273605	4.50%	6,427
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
2011	13.767110	13.578667	-1.37%	0
2010	12.396141	13.767110	11.06%	0
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	0
2011	9.970101	9.876964	-0.93%	0
2010	9.068158	9.970101	9.95%	0
2009	7.486222	9.068158	21.13%	0
2008	10.861614	7.486222	-31.08%	0
2007	10.427094	10.861614	4.17%	0
2006*	10.000000	10.427094	4.27%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.894232	11.225029	3.04%	0
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
2010	10.243901	10.656705	4.03%	0
2009	9.306266	10.243901	10.08%	0
2008	10.520262	9.306266	-11.54%	0
2007	10.409221	10.520262	1.07%	0
2006*	10.000000	10.409221	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.801329	14.794166	-0.05%	0
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
2011	10.990536	9.783291	-10.98%	0
2010	10.060622	10.990536	9.24%	0
2009	7.238672	10.060622	38.98%	0
2008	12.019214	7.238672	-39.77%	0
2007	10.708700	12.019214	12.24%	0
2006*	10.000000	10.708700	7.09%	5,579
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	0
2010	8.384221	9.726409	16.01%	0
2009	6.155155	8.384221	36.21%	0
2008	11.241811	6.155155	-45.25%	0
2007	10.236847	11.241811	9.82%	0
2006*	10.000000	10.236847	2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.807177	-1.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	0
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
2010	7.859069	9.531298	21.28%	0
2009	6.099785	7.859069	28.84%	0
2008*	10.000000	6.099785	-39.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	0
2010	9.550512	10.220701	7.02%	0
2009	8.268590	9.550512	15.50%	0
2008*	10.000000	8.268590	-17.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	0
2010	10.487319	11.019685	5.08%	0
2009	9.822155	10.487319	6.77%	0
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
2009	9.800405	10.445512	6.58%	0
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.517786	22.685159	-7.47%	0
2013	24.873250	24.517786	-1.43%	0
2012	21.662572	24.873250	14.82%	0
2011	28.513610	21.662572	-24.03%	0
2010	25.062463	28.513610	13.77%	144
2009	15.656969	25.062463	60.07%	144
2008	37.919704	15.656969	-58.71%	168
2007	26.611662	37.919704	42.49%	168
2006	19.889020	26.611662	33.80%	168
2005	15.312114	19.889020	29.89%	168
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.006907	13.349585	2.63%	472
2013	13.812257	13.006907	-5.83%	472
2012	13.655819	13.812257	1.15%	472
2011	12.971386	13.655819	5.28%	851
2010	12.612740	12.971386	2.84%	851
2009	12.514022	12.612740	0.79%	472
2008	11.836154	12.514022	5.73%	149
2007	11.254768	11.836154	5.17%	161
2006	11.095580	11.254768	1.43%	148
2005	10.946880	11.095580	1.36%	526

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
2010	6.911330	7.665647	10.91%	0
2009	5.439586	6.911330	27.06%	0
2008*	10.000000	5.439586	-45.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.626447	18.162837	3.04%	0
2013	14.113096	17.626447	24.89%	789
2012	12.406648	14.113096	13.75%	789
2011	13.157311	12.406648	-5.71%	789
2010	11.694377	13.157311	12.51%	1,531
2009	9.366568	11.694377	24.85%	1,101
2008	15.110749	9.366568	-38.01%	1,969
2007	14.531306	15.110749	3.99%	2,357
2006	12.667598	14.531306	14.71%	2,959
2005	11.957267	12.667598	5.94%	3,021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.664468	15.053137	2.65%	1,721
2013	13.172548	14.664468	11.33%	1,799
2012	12.269767	13.172548	7.36%	1,873
2011	12.390907	12.269767	-0.98%	1,948
2010	11.496080	12.390907	7.78%	2,027
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.933219	13.187805	1.97%	0
2013	12.569656	12.933219	2.89%	0
2012	12.176932	12.569656	3.23%	0
2011	12.052666	12.176932	1.03%	0
2010	11.596455	12.052666	3.93%	0
2009	10.831067	11.596455	7.07%	4,801
2008	11.742474	10.831067	-7.76%	6,935
2007	11.354025	11.742474	3.42%	28,687
2006	10.895823	11.354025	4.21%	29,740
2005	10.745299	10.895823	1.40%	33,830

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.693556	16.201293	3.24%	2,056
2013	13.709718	15.693556	14.47%	2,056
2012	12.605800	13.709718	8.76%	2,056
2011	12.848089	12.605800	-1.89%	2,056
2010	11.802083	12.848089	8.86%	3,053
2009	10.093157	11.802083	16.93%	3,947
2008	13.389338	10.093157	-24.62%	3,947
2007	12.912322	13.389338	3.69%	4,572
2006	11.813791	12.912322	9.30%	42,665
2005	11.425240	11.813791	3.40%	75,652
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.961746	17.473200	3.02%	515
2013	14.121337	16.961746	20.11%	505
2012	12.647752	14.121337	11.65%	995
2011	13.165644	12.647752	-3.93%	1,003
2010	11.887910	13.165644	10.75%	1,648
2009	9.736902	11.887910	22.09%	8,019
2008	14.459775	9.736902	-32.66%	8,972
2007	13.880141	14.459775	4.18%	8,671
2006	12.345850	13.880141	12.43%	10,706
2005	11.747107	12.345850	5.10%	11,151
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.538537	14.945876	2.80%	703
2013	13.405627	14.538537	8.45%	403
2012	12.642463	13.405627	6.04%	403
2011	12.619928	12.642463	0.18%	403
2010	11.848613	12.619928	6.51%	403
2009	10.537516	11.848613	12.44%	2,916
2008	12.637415	10.537516	-16.62%	3,020
2007	12.164163	12.637415	3.89%	3,745
2006	11.430069	12.164163	6.42%	3,879
2005	11.144942	11.430069	2.56%	4,015
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.658344	22.060434	6.79%	0
2013	15.396513	20.658344	34.18%	0
2012	13.217593	15.396513	16.48%	0
2011	13.773876	13.217593	-4.04%	0
2010	12.898308	13.773876	6.79%	0
2009*	10.000000	12.898308	28.98%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.406789	21.744225	6.55%	255
2013	15.255643	20.406789	33.77%	255
2012	13.125810	15.255643	16.23%	255
2011	13.714900	13.125810	-4.30%	255
2010	12.876575	13.714900	6.51%	1,405
2009*	10.000000	12.876575	28.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.213389	24.930267	7.40%	0
2013	17.776066	23.213389	30.59%	0
2012	15.417903	17.776066	15.29%	0
2011	16.118039	15.417903	-4.34%	0
2010	13.012148	16.118039	23.87%	0
2009	9.694229	13.012148	34.23%	0
2008	15.545851	9.694229	-37.64%	0
2007	14.727155	15.545851	5.56%	0
2006	13.653719	14.727155	7.86%	0
2005	12.408932	13.653719	10.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	21.622652	23.169986	7.16%	0
2013	16.587997	21.622652	30.35%	594
2012	14.411731	16.587997	15.10%	594
2011	15.086929	14.411731	-4.48%	594
2010	12.212259	15.086929	23.54%	594
2009	9.115285	12.212259	33.98%	594
2008	14.652309	9.115285	-37.79%	196
2007	13.904956	14.652309	5.37%	294
2006	12.908704	13.904956	7.72%	286
2005	11.752914	12.908704	9.83%	285
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.426656	9.252265	-1.85%	0
2013	9.604335	9.426656	-1.85%	103
2012	9.785858	9.604335	-1.85%	695
2011	9.969790	9.785858	-1.84%	659
2010	10.157691	9.969790	-1.85%	746
2009	10.344807	10.157691	-1.81%	899
2008	10.327695	10.344807	0.17%	538
2007	10.042144	10.327695	2.84%	574
2006	9.787501	10.042144	2.60%	1,383
2005	9.712341	9.787501	0.77%	567
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
2010	8.080005	9.025504	11.70%	0
2009	6.048367	8.080005	33.59%	0
2008*	10.000000	6.048367	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.992054	-10.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.975629	-10.24%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.897708	13.943797	8.11%	0
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
2011	9.029911	8.576687	-5.02%	0
2010	7.975139	9.029911	13.23%	0
2009	6.281640	7.975139	26.96%	0
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	1,040
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.723288	13.970409	1.80%	0
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
2010	7.700979	9.559284	24.13%	0
2009	6.192315	7.700979	24.36%	0
2008*	10.000000	6.192315	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	0
2008*	10.000000	6.673995	-33.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.667631	14.761670	0.64%	0
2013	10.381298	14.667631	41.29%	0
2012	9.352865	10.381298	11.00%	0
2011	9.611576	9.352865	-2.69%	0
2010	7.827513	9.611576	22.79%	68
2009	6.270366	7.827513	24.83%	143
2008	11.949852	6.270366	-47.53%	415
2007	11.119895	11.949852	7.46%	370
2006	11.000556	11.119895	1.08%	370
2005	10.402570	11.000556	5.75%	360

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.426728	23.557531	5.04%	0
2013	16.274269	22.426728	37.80%	0
2012	13.766982	16.274269	18.21%	0
2011	14.775164	13.766982	-6.82%	0
2010	11.890085	14.775164	24.26%	0
2009	9.598063	11.890085	23.88%	0
2008	14.413631	9.598063	-33.41%	0
2007	15.774436	14.413631	-8.63%	0
2006	13.701447	15.774436	15.13%	0
2005	13.542771	13.701447	1.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.251022	21.221051	4.79%	0
2013	14.734973	20.251022	37.44%	0
2012	12.479393	14.734973	18.07%	0
2011	13.447495	12.479393	-7.20%	0
2010	10.832817	13.447495	24.14%	240
2009	8.769267	10.832817	23.53%	240
2008	13.197787	8.769267	-33.56%	450
2007	14.495916	13.197787	-8.96%	431
2006	12.612114	14.495916	14.94%	415
2005	12.501429	12.612114	0.89%	385
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	23.076507	22.834167	-1.05%	0
2013	16.685622	23.076507	38.30%	0
2012	14.719014	16.685622	13.36%	0
2011	15.878611	14.719014	-7.30%	0
2010	12.909093	15.878611	23.00%	0
2009	9.764076	12.909093	32.21%	0
2008	16.095021	9.764076	-39.33%	0
2007	16.057728	16.095021	0.23%	0
2006	14.601749	16.057728	9.97%	0
2005	13.244715	14.601749	10.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.976789	22.677059	-1.30%	0
2013	16.655589	22.976789	37.95%	0
2012	14.727699	16.655589	13.09%	0
2011	15.929152	14.727699	-7.54%	0
2010	12.985422	15.929152	22.67%	0
2009	9.841713	12.985422	31.94%	0
2008	16.266565	9.841713	-39.50%	10
2007	16.266705	16.266565	0.00%	19
2006	14.829689	16.266705	9.69%	19
2005	13.488832	14.829689	9.94%	19

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.483860	13.700761	9.75%	0
2013	9.724788	12.483860	28.37%	0
2012	8.703328	9.724788	11.74%	0
2011	8.833634	8.703328	-1.48%	0
2010	7.948908	8.833634	11.13%	0
2009	6.450278	7.948908	23.23%	123
2008	11.255804	6.450278	-42.69%	0
2007	10.630055	11.255804	5.89%	0
2006*	10.000000	10.630055	6.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
2010	7.126472	9.080691	27.42%	0
2009	5.563279	7.126472	28.10%	0
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	0
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
2007	13.161539	13.900153	5.61%	0
2006	11.792951	13.161539	11.61%	0
2005	11.243582	11.792951	4.89%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.470596	21.556418	0.40%	0
2013	17.182949	21.470596	24.95%	0
2012	14.437411	17.182949	19.02%	0
2011	16.038749	14.437411	-9.98%	0
2010	14.091143	16.038749	13.82%	0
2009	10.271557	14.091143	37.19%	0
2008	17.497527	10.271557	-41.30%	0
2007	16.769458	17.497527	4.34%	0
2006	14.516383	16.769458	15.52%	0
2005	12.937979	14.516383	12.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.823075	20.858025	0.17%	1
2013	16.706203	20.823075	24.64%	0
2012	14.073321	16.706203	18.71%	0
2011	15.674737	14.073321	-10.22%	0
2010	13.802518	15.674737	13.56%	123
2009	10.091307	13.802518	36.78%	226
2008	17.231502	10.091307	-41.44%	226
2007	16.551552	17.231502	4.11%	226
2006	14.367846	16.551552	15.20%	296
2005	12.833432	14.367846	11.96%	296
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.146635	17.248723	0.60%	0
2013	17.534183	17.146635	-2.21%	9
2012	15.789261	17.534183	11.05%	60
2011	15.982359	15.789261	-1.21%	594
2010	14.187635	15.982359	12.65%	609
2009	12.207756	14.187635	16.22%	1,222
2008	14.544741	12.207756	-16.07%	1,537
2007	13.528129	14.544741	7.51%	1,747
2006	12.852696	13.528129	5.26%	10,233
2005	12.777525	12.852696	0.59%	3,755
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.000321	-10.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.022416	17.361615	8.36%	0
2013	12.419682	16.022416	29.01%	25
2012	10.851876	12.419682	14.45%	209
2011	11.090873	10.851876	-2.15%	233
2010	9.755836	11.090873	13.68%	284
2009	7.765784	9.755836	25.63%	1,574
2008	12.892134	7.765784	-39.76%	2,002
2007	12.612841	12.892134	2.21%	2,080
2006	11.197345	12.612841	12.64%	2,133
2005	10.788437	11.197345	3.79%	2,323
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	24.978822	27.442438	9.86%	0
2013	18.047101	24.978822	38.41%	0
2012	15.584767	18.047101	15.80%	0
2011	16.237171	15.584767	-4.02%	0
2010	13.405276	16.237171	21.13%	0
2009	9.955141	13.405276	34.66%	0
2008	16.315091	9.955141	-38.98%	0
2007	16.827928	16.315091	-3.05%	0
2006	14.908315	16.827928	12.88%	0
2005	13.817604	14.908315	7.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.520851	15.913265	9.59%	0
2013	10.520574	14.520851	38.02%	0
2012	9.109635	10.520574	15.49%	0
2011	9.507561	9.109635	-4.19%	0
2010	7.871713	9.507561	20.78%	0
2009	5.859106	7.871713	34.35%	0
2008	9.629261	5.859106	-39.15%	0
2007	9.950300	9.629261	-3.23%	0
2006*	10.000000	9.950300	-0.50%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.664615	-3.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
2010	10.909511	11.262962	3.24%	388
2009*	10.000000	10.909511	9.10%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.188898	19.768482	8.68%	0
2013	13.658539	18.188898	33.17%	0
2012	11.681125	13.658539	16.93%	0
2011	12.480136	11.681125	-6.40%	0
2010	11.116845	12.480136	12.26%	0
2009	8.725219	11.116845	27.41%	0
2008	14.501740	8.725219	-39.83%	0
2007	15.726340	14.501740	-7.79%	0
2006	13.822597	15.726340	13.77%	0
2005	13.382696	13.822597	3.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.229878	13.934931	-8.50%	0
2013	12.115800	15.229878	25.70%	0
2012	10.125541	12.115800	19.66%	0
2011	12.419282	10.125541	-18.47%	0
2010	11.500174	12.419282	7.99%	0
2009	9.401141	11.500174	22.33%	0
2008	17.089976	9.401141	-44.99%	0
2007	16.069355	17.089976	6.35%	0
2006	12.818193	16.069355	25.36%	0
2005	11.639363	12.818193	10.13%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.432382	20.743028	1.52%	0
2013	14.911276	20.432382	37.03%	0
2012	12.931567	14.911276	15.31%	0
2011	13.828455	12.931567	-6.49%	0
2010	11.183086	13.828455	23.66%	0
2009	8.662431	11.183086	29.10%	0
2008	14.555203	8.662431	-40.49%	0
2007	16.992541	14.555203	-14.34%	0
2006	14.759327	16.992541	15.13%	0
2005	14.048775	14.759327	5.06%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.277881	18.606762	7.69%	0
2013	12.247886	17.277881	41.07%	0
2012	10.924867	12.247886	12.11%	0
2011	13.548773	10.924867	-19.37%	0
2010	11.427280	13.548773	18.57%	0
2009	7.103624	11.427280	60.87%	0
2008	11.494350	7.103624	-38.20%	0
2007	11.099457	11.494350	3.56%	78
2006	10.725134	11.099457	3.49%	78
2005	10.338164	10.725134	3.74%	78
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
2010	10.412737	10.921086	4.88%	0
2009	9.699151	10.412737	7.36%	0
2008	11.035849	9.699151	-12.11%	0
2007	10.687295	11.035849	3.26%	0
2006	10.513789	10.687295	1.65%	0
2005	10.305973	10.513789	2.02%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.715980	22.840053	-3.69%	0
2013	16.083743	23.715980	47.45%	0
2012	15.191876	16.083743	5.87%	0
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.458593	17.645896	7.21%	0
2013	12.465172	16.458593	32.04%	0
2012	10.838162	12.465172	15.01%	0
2011	10.415377	10.838162	4.06%	0
2010	9.412299	10.415377	10.66%	0
2009	7.972330	9.412299	18.06%	4,545
2008	13.703689	7.972330	-41.82%	8,184
2007	13.323011	13.703689	2.86%	8,807
2006	11.608679	13.323011	14.77%	9,042
2005	11.312916	11.608679	2.61%	10,418
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.731009	15.352649	-8.24%	0
2013	13.896378	16.731009	20.40%	0
2012	12.405277	13.896378	12.02%	0
2011	15.696384	12.405277	-20.97%	0
2010	15.340594	15.696384	2.32%	0
2009	11.638845	15.340594	31.81%	0
2008	25.397219	11.638845	-54.17%	0
2007	24.522903	25.397219	3.57%	0
2006	18.499525	24.522903	32.56%	0
2005	16.183187	18.499525	14.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.438290	16.124273	11.68%	0
2013	10.743000	14.438290	34.40%	0
2012	9.430989	10.743000	13.91%	0
2011	9.938551	9.430989	-5.58%	0
2010	9.224053	9.938551	7.75%	0
2009	6.857972	9.224053	34.50%	5,379
2008	11.617104	6.857972	-40.97%	5,379
2007	10.424153	11.617104	11.44%	5,379
2006	10.694092	10.424153	-2.52%	5,379
2005	9.491715	10.694092	12.67%	6,079
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.127441	27.923966	6.88%	0
2013	19.350569	26.127441	35.02%	0
2012	16.650921	19.350569	16.21%	0
2011	18.574346	16.650921	-10.36%	0
2010	14.956813	18.574346	24.19%	0
2009	10.687472	14.956813	39.95%	0
2008	16.956348	10.687472	-36.97%	0
2007	17.026501	16.956348	-0.41%	0
2006	15.197083	17.026501	12.04%	0
2005	14.527186	15.197083	4.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.090919	24.843559	3.12%	0
2013	17.451764	24.090919	38.04%	0
2012	15.370888	17.451764	13.54%	0
2011	15.580309	15.370888	-1.34%	0
2010	12.621924	15.580309	23.44%	0
2009	10.290966	12.621924	22.65%	0
2008	15.184884	10.290966	-32.23%	0
2007	15.582717	15.184884	-2.55%	0
2006	13.883000	15.582717	12.24%	0
2005	13.196515	13.883000	5.20%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.001639	17.809385	11.30%	0
2013	12.141504	16.001639	31.79%	0
2012	11.053560	12.141504	9.84%	0
2011	11.166561	11.053560	-1.01%	0
2010	9.913848	11.166561	12.64%	0
2009	7.555447	9.913848	31.21%	0
2008	11.745362	7.555447	-35.67%	0
2007	11.109179	11.745362	5.73%	0
2006	10.369664	11.109179	7.13%	0
2005	10.201088	10.369664	1.65%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.521751	19.496372	11.27%	0
2013	13.528177	17.521751	29.52%	0
2012	11.915535	13.528177	13.53%	0
2011	11.921977	11.915535	-0.05%	0
2010	10.582444	11.921977	12.66%	0
2009	8.538770	10.582444	23.93%	0
2008	13.847781	8.538770	-38.34%	0
2007	13.412582	13.847781	3.24%	0
2006	11.837085	13.412582	13.31%	0
2005	11.524974	11.837085	2.71%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.442890	21.572926	10.96%	0
2013	15.048200	19.442890	29.20%	0
2012	13.284611	15.048200	13.28%	0
2011	13.325438	13.284611	-0.31%	0
2010	11.859355	13.325438	12.36%	0
2009	9.591063	11.859355	23.65%	0
2008	15.598673	9.591063	-38.51%	47
2007	15.146421	15.598673	2.99%	160
2006	13.401142	15.146421	13.02%	328
2005	13.080012	13.401142	2.46%	866
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.871455	-1.29%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.660068	20.758130	0.47%	0
2013	19.732366	20.660068	4.70%	0
2012	17.597879	19.732366	12.13%	0
2011	17.096300	17.597879	2.93%	0
2010	15.235915	17.096300	12.21%	0
2009	10.185683	15.235915	49.58%	0
2008	14.049298	10.185683	-27.50%	0
2007	13.880725	14.049298	1.21%	0
2006	12.796526	13.880725	8.47%	0
2005	12.753995	12.796526	0.33%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.231321	11.839251	-3.21%	0
2013	10.737865	12.231321	13.91%	0
2012	9.948790	10.737865	7.93%	0
2011	10.732308	9.948790	-7.30%	0
2010	9.680769	10.732308	10.86%	0
2009	8.712504	9.680769	11.11%	0
2008	12.627823	8.712504	-31.01%	0
2007	11.741658	12.627823	7.55%	0
2006	10.337029	11.741658	13.59%	0
2005	10.361019	10.337029	-0.23%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.144335	14.401919	1.82%	0
2013	14.270587	14.144335	-0.88%	0
2012	13.258637	14.270587	7.63%	0
2011	13.214430	13.258637	0.33%	0
2010	12.414526	13.214430	6.44%	0
2009	10.507645	12.414526	18.15%	0
2008	11.553140	10.507645	-9.05%	0
2007	11.176409	11.553140	3.37%	0
2006	10.937885	11.176409	2.18%	0
2005	11.006351	10.937885	-0.62%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.883842	14.098497	1.55%	0
2013	14.047322	13.883842	-1.16%	0
2012	13.084085	14.047322	7.36%	0
2011	13.076535	13.084085	0.06%	0
2010	12.310203	13.076535	6.23%	0
2009	10.443560	12.310203	17.87%	0
2008	11.515596	10.443560	-9.31%	0
2007	11.165898	11.515596	3.13%	0
2006	10.952255	11.165898	1.95%	0
2005	11.054682	10.952255	-0.93%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.271815	14.796671	3.68%	0
2013	12.592309	14.271815	13.34%	0
2012	11.418006	12.592309	10.28%	0
2011	11.960189	11.418006	-4.53%	0
2010	10.681228	11.960189	11.97%	0
2009	8.444238	10.681228	26.49%	0
2008	12.093321	8.444238	-30.17%	0
2007	10.687395	12.093321	13.15%	0
2006	10.158803	10.687395	5.20%	0
2005	9.963622	10.158803	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.284365	13.753723	3.53%	0
2013	11.740672	13.284365	13.15%	0
2012	10.663831	11.740672	10.10%	0
2011	11.184884	10.663831	-4.66%	0
2010	10.004435	11.184884	11.80%	0
2009	7.920217	10.004435	26.32%	0
2008	11.356587	7.920217	-30.26%	0
2007	10.052321	11.356587	12.97%	0
2006	9.564004	10.052321	5.11%	0
2005	9.393572	9.564004	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.660317	13.133948	3.74%	0
2013	10.548991	12.660317	20.01%	0
2012	9.323852	10.548991	13.14%	0
2011	10.139272	9.323852	-8.04%	0
2010	8.896392	10.139272	13.97%	0
2009	6.829378	8.896392	30.27%	0
2008	10.857200	6.829378	-37.10%	0
2007	9.311155	10.857200	16.60%	0
2006	8.882636	9.311155	4.82%	0
2005	8.723453	8.882636	1.82%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.568792	11.979245	3.55%	0
2013	9.659243	11.568792	19.77%	0
2012	8.553929	9.659243	12.92%	0
2011	9.321450	8.553929	-8.23%	0
2010	8.189554	9.321450	13.82%	0
2009	6.304770	8.189554	29.89%	0
2008	10.033222	6.304770	-37.16%	0
2007	8.624275	10.033222	16.34%	0
2006	8.236980	8.624275	4.70%	0
2005	8.107029	8.236980	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.430201	15.584527	8.00%	0
2013	12.309382	14.430201	17.23%	0
2012	10.916102	12.309382	12.76%	0
2011	11.564053	10.916102	-5.60%	0
2010	9.990666	11.564053	15.75%	0
2009	7.360748	9.990666	35.73%	0
2008	11.372889	7.360748	-35.28%	0
2007	10.646915	11.372889	6.82%	0
2006	9.721063	10.646915	9.52%	0
2005	9.382472	9.721063	3.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.834708	16.010881	7.93%	0
2013	12.677406	14.834708	17.02%	0
2012	11.255399	12.677406	12.63%	0
2011	11.929364	11.255399	-5.65%	0
2010	10.326609	11.929364	15.52%	0
2009	7.610166	10.326609	35.69%	0
2008	11.780680	7.610166	-35.40%	0
2007	11.046844	11.780680	6.64%	0
2006	10.098937	11.046844	9.39%	0
2005	9.754867	10.098937	3.53%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.094299	14.243746	8.78%	0
2013	9.645030	13.094299	35.76%	0
2012	8.019363	9.645030	20.27%	0
2011	8.399895	8.019363	-4.53%	0
2010	7.252348	8.399895	15.82%	0
2009	5.439288	7.252348	33.33%	0
2008	9.428058	5.439288	-42.31%	0
2007	8.989119	9.428058	4.88%	0
2006	8.037918	8.989119	11.83%	0
2005	6.772234	8.037918	18.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.827117	13.924743	8.56%	0
2013	9.457585	12.827117	35.63%	0
2012	7.886559	9.457585	19.92%	0
2011	8.267853	7.886559	-4.61%	0
2010	7.143114	8.267853	15.75%	0
2009	5.362363	7.143114	33.21%	0
2008	9.320048	5.362363	-42.46%	29
2007	8.902440	9.320048	4.69%	97
2006	7.972937	8.902440	11.66%	200
2005	6.734404	7.972937	18.39%	200
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.696251	15.663612	6.58%	0
2013	11.702615	14.696251	25.58%	0
2012	10.180053	11.702615	14.96%	0
2011	10.288462	10.180053	-1.05%	0
2010	9.112646	10.288462	12.90%	0
2009	7.143796	9.112646	27.56%	0
2008	12.710451	7.143796	-43.80%	0
2007	12.776871	12.710451	-0.52%	0
2006	10.845777	12.776871	17.81%	0
2005	10.453334	10.845777	3.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.760713	16.772306	6.42%	0
2013	12.568365	15.760713	25.40%	0
2012	10.945550	12.568365	14.83%	0
2011	11.084538	10.945550	-1.25%	0
2010	9.832343	11.084538	12.74%	0
2009	7.716745	9.832343	27.42%	0
2008	13.755702	7.716745	-43.90%	0
2007	13.847386	13.755702	-0.66%	0
2006	11.769291	13.847386	17.66%	0
2005	11.363557	11.769291	3.57%	639
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.561354	14.685502	8.29%	0
2013	10.358069	13.561354	30.93%	0
2012	8.918065	10.358069	16.15%	0
2011	8.949519	8.918065	-0.35%	0
2010	7.956155	8.949519	12.49%	0
2009	6.377958	7.956155	24.74%	0
2008	11.166626	6.377958	-42.88%	0
2007	10.164271	11.166626	9.86%	0
2006	9.167772	10.164271	10.87%	0
2005	8.690594	9.167772	5.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.726293	14.842691	8.13%	0
2013	10.500642	13.726293	30.72%	0
2012	9.052602	10.500642	16.00%	0
2011	9.103861	9.052602	-0.56%	0
2010	8.101496	9.103861	12.37%	0
2009	6.501886	8.101496	24.60%	0
2008	11.407709	6.501886	-43.00%	0
2007	10.396985	11.407709	9.72%	0
2006	9.390551	10.396985	10.72%	0
2005	8.912350	9.390551	5.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.353638	13.474820	9.08%	0
2013	9.245553	12.353638	33.62%	0
2012	8.228190	9.245553	12.36%	0
2011	8.375392	8.228190	-1.76%	0
2010	6.881900	8.375392	21.70%	0
2009	5.474286	6.881900	25.71%	0
2008	10.576112	5.474286	-48.24%	0
2007	8.498425	10.576112	24.45%	0
2006	8.116211	8.498425	4.71%	0
2005	7.828799	8.116211	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.502113	10.348157	8.90%	0
2013	7.122076	9.502113	33.42%	0
2012	6.346284	7.122076	12.22%	0
2011	6.471051	6.346284	-1.93%	0
2010	5.325498	6.471051	21.51%	0
2009	4.242285	5.325498	25.53%	0
2008	8.207483	4.242285	-48.31%	0
2007	6.606094	8.207483	24.24%	0
2006	6.318419	6.606094	4.55%	0
2005	6.104531	6.318419	3.50%	415
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
2005	8.617667	8.667686	0.58%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.961635	13.820210	-1.01%	0
2013	13.464771	13.961635	3.69%	0
2012	12.043525	13.464771	11.80%	0
2011	11.836390	12.043525	1.75%	0
2010	10.614293	11.836390	11.51%	0
2009	7.541781	10.614293	40.74%	0
2008	10.269909	7.541781	-26.56%	0
2007	10.210328	10.269909	0.58%	0
2006	9.374042	10.210328	8.92%	0
2005	9.339148	9.374042	0.37%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.318320	14.838320	11.41%	0
2013	10.266019	13.318320	29.73%	0
2012	9.028385	10.266019	13.71%	0
2011	9.018991	9.028385	0.10%	0
2010	7.992755	9.018991	12.84%	0
2009	6.435349	7.992755	24.20%	0
2008	10.412778	6.435349	-38.20%	0
2007	10.067937	10.412778	3.43%	0
2006	8.867585	10.067937	13.54%	0
2005	8.622866	8.867585	2.84%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.367868	16.992655	3.82%	0
2013	16.986862	16.367868	-3.64%	0
2012	16.352181	16.986862	3.88%	0
2011	15.529112	16.352181	5.30%	0
2010	14.683769	15.529112	5.76%	0
2009	12.934396	14.683769	13.52%	0
2008	13.627739	12.934396	-5.09%	0
2007	13.314301	13.627739	2.35%	0
2006	13.005811	13.314301	2.37%	0
2005	12.972685	13.005811	0.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	48.190294	50.203890	4.18%	0
2013	36.103340	48.190294	33.48%	0
2012	32.073254	36.103340	12.57%	0
2011	36.617714	32.073254	-12.41%	0
2010	29.001800	36.617714	26.26%	0
2009	21.114401	29.001800	37.36%	0
2008	35.582076	21.114401	-40.66%	0
2007	31.410434	35.582076	13.28%	0
2006	28.436831	31.410434	10.46%	0
2005	24.521788	28.436831	15.97%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.833302	31.031704	4.02%	0
2013	22.382335	29.833302	33.29%	0
2012	19.916481	22.382335	12.38%	0
2011	22.773080	19.916481	-12.54%	0
2010	18.055100	22.773080	26.13%	0
2009	13.169539	18.055100	37.10%	3,747
2008	22.229435	13.169539	-40.76%	6,712
2007	19.648545	22.229435	13.14%	7,316
2006	17.818082	19.648545	10.27%	7,661
2005	15.389487	17.818082	15.78%	7,870
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.662624	10.461077	-1.89%	0
2013	10.865981	10.662624	-1.87%	0
2012	11.061967	10.865981	-1.77%	0
2011	11.263329	11.061967	-1.79%	0
2010	11.453646	11.263329	-1.66%	0
2009	11.591914	11.453646	-1.19%	0
2008	11.469093	11.591914	1.07%	0
2007	11.116584	11.469093	3.17%	0
2006	10.802947	11.116584	2.90%	0
2005	10.686368	10.802947	1.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
2005	9.762883	11.395079	16.72%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.189469	10.066090	-10.04%	0
2013	8.762667	11.189469	27.69%	0
2012	7.420562	8.762667	18.09%	0
2011	9.150884	7.420562	-18.91%	0
2010	8.267327	9.150884	10.69%	0
2009	6.676795	8.267327	23.82%	0
2008	12.145563	6.676795	-45.03%	0
2007	10.578163	12.145563	14.82%	0
2006	9.155317	10.578163	15.54%	0
2005	7.856423	9.155317	16.53%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.108134	17.588620	9.19%	0
2013	12.411859	16.108134	29.78%	0
2012	10.474020	12.411859	18.50%	0
2011	10.955841	10.474020	-4.40%	0
2010	9.485788	10.955841	15.50%	0
2009	6.793051	9.485788	39.64%	0
2008	12.951206	6.793051	-47.55%	0
2007	12.945400	12.951206	0.04%	0
2006	11.518703	12.945400	12.39%	0
2005	11.067900	11.518703	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.804759	17.226406	9.00%	0
2013	12.188309	15.804759	29.67%	0
2012	10.306914	12.188309	18.25%	0
2011	10.795290	10.306914	-4.52%	0
2010	9.364009	10.795290	15.28%	0
2009	6.717139	9.364009	39.40%	0
2008	12.823690	6.717139	-47.62%	0
2007	12.834630	12.823690	-0.09%	0
2006	11.434919	12.834630	12.24%	0
2005	11.012916	11.434919	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.241542	22.232484	4.67%	0
2013	16.599099	21.241542	27.97%	0
2012	13.313250	16.599099	24.68%	0
2011	14.888003	13.313250	-10.58%	0
2010	12.001206	14.888003	24.05%	0
2009	7.772492	12.001206	54.41%	0
2008	16.228562	7.772492	-52.11%	0
2007	15.667287	16.228562	3.58%	0
2006	13.743739	15.667287	14.00%	0
2005	13.660179	13.743739	0.61%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.732836	20.618685	4.49%	0
2013	15.451052	19.732836	27.71%	0
2012	12.396020	15.451052	24.65%	0
2011	13.891135	12.396020	-10.76%	0
2010	11.207976	13.891135	23.94%	0
2009	7.270052	11.207976	54.17%	0
2008	15.213814	7.270052	-52.21%	0
2007	14.709714	15.213814	3.43%	0
2006	12.924776	14.709714	13.81%	0
2005	12.862234	12.924776	0.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.154931	20.483297	6.93%	0
2013	15.013828	19.154931	27.58%	0
2012	13.644063	15.013828	10.04%	0
2011	13.084309	13.644063	4.28%	0
2010	11.028210	13.084309	18.64%	0
2009	9.553441	11.028210	15.44%	0
2008	13.330348	9.553441	-28.33%	0
2007	13.926162	13.330348	-4.28%	0
2006	12.088291	13.926162	15.20%	0
2005	11.884094	12.088291	1.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.932819	15.676758	-12.58%	0
2013	14.828775	17.932819	20.93%	0
2012	12.746287	14.828775	16.34%	0
2011	14.508160	12.746287	-12.14%	0
2010	13.608363	14.508160	6.61%	0
2009	10.100289	13.608363	34.73%	0
2008	17.227883	10.100289	-41.37%	0
2007	15.168433	17.227883	13.58%	0
2006	12.704727	15.168433	19.39%	0
2005	11.722033	12.704727	8.38%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.701571	15.600345	6.11%	0
2013	10.720067	14.701571	37.14%	0
2012	9.637077	10.720067	11.24%	0
2011	10.493962	9.637077	-8.17%	0
2010	8.946593	10.493962	17.30%	0
2009	5.505715	8.946593	62.50%	0
2008	11.029916	5.505715	-50.08%	0
2007	9.640207	11.029916	14.42%	0
2006	9.575108	9.640207	0.68%	0
2005	9.067419	9.575108	5.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.678680	18.921056	7.03%	0
2013	13.284580	17.678680	33.08%	0
2012	11.387423	13.284580	16.66%	0
2011	11.857505	11.387423	-3.96%	0
2010	10.447217	11.857505	13.50%	0
2009	8.293560	10.447217	25.97%	0
2008	13.169331	8.293560	-37.02%	0
2007	13.745859	13.169331	-4.19%	0
2006	12.074050	13.745859	13.85%	0
2005	11.821374	12.074050	2.14%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.712232	15.608405	6.09%	0
2013	11.603213	14.712232	26.79%	0
2012	10.386583	11.603213	11.71%	0
2011	10.594026	10.386583	-1.96%	0
2010	9.857195	10.594026	7.48%	0
2009	7.831863	9.857195	25.86%	0
2008	11.428584	7.831863	-31.47%	0
2007	10.776447	11.428584	6.05%	0
2006*	10.000000	10.776447	7.76%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.439358	15.276447	5.80%	0
2013	11.415701	14.439358	26.49%	0
2012	10.242914	11.415701	11.45%	0
2011	10.471637	10.242914	-2.18%	0
2010	9.770655	10.471637	7.17%	0
2009	7.782231	9.770655	25.55%	0
2008	11.385420	7.782231	-31.65%	0
2007	10.759431	11.385420	5.82%	0
2006*	10.000000	10.759431	7.59%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.590227	21.198992	-1.81%	0
2013	18.538334	21.590227	16.46%	0
2012	16.396879	18.538334	13.06%	0
2011	17.970431	16.396879	-8.76%	0
2010	16.267199	17.970431	10.47%	0
2009	12.291119	16.267199	32.35%	0
2008	21.074580	12.291119	-41.68%	0
2007	18.772783	21.074580	12.26%	0
2006	14.963340	18.772783	25.46%	0
2005	12.958290	14.963340	15.47%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.705053	19.163279	2.45%	0
2013	14.802035	18.705053	26.37%	0
2012	13.599573	14.802035	8.84%	0
2011	14.806847	13.599573	-8.15%	0
2010	13.226778	14.806847	11.95%	0
2009	10.354590	13.226778	27.74%	0
2008	14.766875	10.354590	-29.88%	0
2007	13.742166	14.766875	7.46%	0
2006	12.591957	13.742166	9.13%	0
2005	11.926749	12.591957	5.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.038934	13.819172	5.98%	0
2013	9.700664	13.038934	34.41%	0
2012*	10.000000	9.700664	-2.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.999201	13.733063	5.65%	0
2013	9.700224	12.999201	34.01%	0
2012*	10.000000	9.700224	-3.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.414777	-5.85%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.184512	12.976000	6.50%	0
2013	9.051614	12.184512	34.61%	0
2012	7.925677	9.051614	14.21%	0
2011	8.609657	7.925677	-7.94%	0
2010	6.792529	8.609657	26.75%	0
2009	4.901987	6.792529	38.57%	0
2008	10.323476	4.901987	-52.52%	4,237
2007	9.610595	10.323476	7.42%	4,963
2006	9.576303	9.610595	0.36%	5,236
2005	9.490074	9.576303	0.91%	5,236

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.448118	18.556130	-9.25%	0
2013	14.760037	20.448118	38.54%	0
2012	12.445690	14.760037	18.60%	0
2011	14.173740	12.445690	-12.19%	0
2010	10.628165	14.173740	33.36%	0
2009	6.649810	10.628165	59.83%	0
2008	11.208425	6.649810	-40.67%	0
2007	11.175211	11.208425	0.30%	0
2006	10.086849	11.175211	10.79%	0
2005	9.789113	10.086849	3.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.513772	21.096067	8.11%	0
2013	14.669701	19.513772	33.02%	0
2012	12.904864	14.669701	13.68%	0
2011	13.215938	12.904864	-2.35%	0
2010	12.113092	13.215938	9.10%	0
2009	10.083774	12.113092	20.12%	0
2008	15.283678	10.083774	-34.02%	0
2007	14.481601	15.283678	5.54%	0
2006	12.249406	14.481601	18.22%	0
2005	11.727540	12.249406	4.45%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.664564	21.788715	10.80%	0
2013	15.223591	19.664564	29.17%	0
2012	13.560253	15.223591	12.27%	0
2011	13.755440	13.560253	-1.42%	0
2010	12.391945	13.755440	11.00%	0
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	0
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
2008	10.852373	7.476026	-31.11%	0
2007	10.423562	10.852373	4.11%	0
2006*	10.000000	10.423562	4.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	0
2009	9.293622	10.224777	10.02%	0
2008	10.511339	9.293622	-11.58%	0
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	0
2010	10.041819	10.964407	9.19%	0
2009	7.228832	10.041819	38.91%	0
2008	12.009005	7.228832	-39.80%	0
2007	10.705080	12.009005	12.18%	0
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	0
2008	11.232271	6.146783	-45.28%	0
2007	10.233395	11.232271	9.76%	0
2006*	10.000000	10.233395	2.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	0
2009	5.933653	7.607377	28.21%	0
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.803757	-1.96%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	0
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	0
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.414785	14.542980	8.41%	0
2013	9.869532	13.414785	35.92%	0
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	0
2009	6.097700	7.852367	28.78%	0
2008*	10.000000	6.097700	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.534508	11.844788	2.69%	0
2013	12.013637	11.534508	-3.99%	0
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0
2010	10.436645	10.932331	4.75%	0
2009	9.797071	10.436645	6.53%	0
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.369828	22.536755	-7.52%	0
2013	24.735761	24.369828	-1.48%	0
2012	21.553837	24.735761	14.76%	0
2011	28.384943	21.553837	-24.07%	0
2010	24.962069	28.384943	13.71%	0
2009	15.602199	24.962069	59.99%	0
2008	37.806414	15.602199	-58.73%	0
2007	26.545742	37.806414	42.42%	0
2006	19.849833	26.545742	33.73%	0
2005	15.289695	19.849833	29.82%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.928450	13.262299	2.58%	0
2013	13.735941	12.928450	-5.88%	0
2012	13.587306	13.735941	1.09%	0
2011	12.912869	13.587306	5.22%	0
2010	12.562239	12.912869	2.79%	0
2009	12.470261	12.562239	0.74%	0
2008	11.800775	12.470261	5.67%	0
2007	11.226876	11.800775	5.11%	19,235
2006	11.073706	11.226876	1.38%	19,235
2005	10.930842	11.073706	1.31%	19,235

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
2008*	10.000000	5.437726	-45.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.520019	18.043982	2.99%	0
2013	14.035025	17.520019	24.83%	0
2012	12.344324	14.035025	13.70%	0
2011	13.097880	12.344324	-5.75%	0
2010	11.647477	13.097880	12.45%	0
2009	9.333768	11.647477	24.79%	2,217
2008	15.065530	9.333768	-38.05%	12,837
2007	14.495249	15.065530	3.93%	15,010
2006	12.642602	14.495249	14.65%	15,695
2005	11.939739	12.642602	5.89%	15,695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.855215	13.101577	1.92%	0
2013	12.500206	12.855215	2.84%	0
2012	12.115836	12.500206	3.17%	0
2011	11.998286	12.115836	0.98%	0
2010	11.550023	11.998286	3.88%	0
2009	10.793197	11.550023	7.01%	0
2008	11.707384	10.793197	-7.81%	0
2007	11.325898	11.707384	3.37%	0
2006	10.874353	11.325898	4.15%	0
2005	10.729561	10.874353	1.35%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.598915	16.095387	3.18%	0
2013	13.633981	15.598915	14.41%	0
2012	12.542557	13.633981	8.70%	0
2011	12.790131	12.542557	-1.94%	0
2010	11.754827	12.790131	8.81%	0
2009	10.057858	11.754827	16.87%	0
2008	13.349309	10.057858	-24.66%	0
2007	12.880309	13.349309	3.64%	4,450
2006	11.790483	12.880309	9.24%	4,450
2005	11.408495	11.790483	3.35%	4,450
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.859433	17.358957	2.96%	0
2013	14.043305	16.859433	20.05%	0
2012	12.584290	14.043305	11.59%	0
2011	13.106252	12.584290	-3.98%	0
2010	11.840307	13.106252	10.69%	0
2009	9.702859	11.840307	22.03%	0
2008	14.416587	9.702859	-32.70%	0
2007	13.845769	14.416587	4.12%	265
2006	12.321541	13.845769	12.37%	265
2005	11.729920	12.321541	5.04%	265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.450805	14.848110	2.75%	0
2013	13.331518	14.450805	8.40%	0
2012	12.579001	13.331518	5.98%	0
2011	12.562968	12.579001	0.13%	0
2010	11.801145	12.562968	6.46%	0
2009	10.500658	11.801145	12.38%	0
2008	12.599639	10.500658	-16.66%	0
2007	12.134006	12.599639	3.84%	0
2006	11.407530	12.134006	6.37%	0
2005	11.128623	11.407530	2.51%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.609271	21.996817	6.73%	0
2013	15.367757	20.609271	34.11%	0
2012	13.199645	15.367757	16.43%	0
2011	13.762172	13.199645	-4.09%	0
2010	12.893924	13.762172	6.73%	0
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.358343	21.681561	6.50%	0
2013	15.227174	20.358343	33.70%	0
2012	13.108013	15.227174	16.17%	0
2011	13.703267	13.108013	-4.34%	0
2010	12.872203	13.703267	6.46%	0
2009*	10.000000	12.872203	28.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.076805	24.770959	7.34%	0
2013	17.680480	23.076805	30.52%	0
2012	15.342837	17.680480	15.24%	0
2011	16.047727	15.342837	-4.39%	0
2010	12.961982	16.047727	23.81%	0
2009	9.661779	12.961982	34.16%	0
2008	15.501717	9.661779	-37.67%	0
2007	14.692876	15.501717	5.50%	0
2006	13.628872	14.692876	7.81%	0
2005	12.392641	13.628872	9.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	21.494488	23.020922	7.10%	0
2013	16.498071	21.494488	30.28%	0
2012	14.340927	16.498071	15.04%	0
2011	15.020441	14.340927	-4.52%	0
2010	12.164632	15.020441	23.48%	0
2009	9.084357	12.164632	33.91%	0
2008	14.610048	9.084357	-37.82%	0
2007	13.871963	14.610048	5.32%	0
2006	12.884623	13.871963	7.66%	0
2005	11.736954	12.884623	9.78%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.369604	9.191588	-1.90%	0
2013	9.551073	9.369604	-1.90%	0
2012	9.736566	9.551073	-1.91%	0
2011	9.924606	9.736566	-1.89%	0
2010	10.116809	9.924606	-1.90%	0
2009	10.308425	10.116809	-1.86%	0
2008	10.296616	10.308425	0.11%	0
2007	10.017055	10.296616	2.79%	0
2006	9.768009	10.017055	2.55%	0
2005	9.697927	9.768009	0.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.756269	10.409209	-3.23%	0
2013	9.055819	10.756269	18.78%	0
2012	7.991327	9.055819	13.32%	0
2011	9.013234	7.991327	-11.34%	0
2010	8.073129	9.013234	11.64%	0
2009	6.046307	8.073129	33.52%	0
2008*	10.000000	6.046307	-39.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.988911	-10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.972486	-10.28%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.860528	13.896514	8.06%	0
2013	9.753079	12.860528	31.86%	0
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	0
2010	7.968351	9.017642	13.17%	0
2009	6.279499	7.968351	26.89%	0
2008*	10.000000	6.279499	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.683694	13.923002	1.75%	0
2013	10.063484	13.683694	35.97%	0
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	0
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.588339	16.746957	14.80%	0
2013	10.960352	14.588339	33.10%	0
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.579105	14.665099	0.59%	0
2013	10.323891	14.579105	41.22%	0
2012	9.305896	10.323891	10.94%	0
2011	9.568183	9.305896	-2.74%	0
2010	7.796142	9.568183	22.73%	0
2009	6.248423	7.796142	24.77%	0
2008	11.914133	6.248423	-47.55%	0
2007	11.092342	11.914133	7.41%	0
2006	10.978877	11.092342	1.03%	0
2005	10.387345	10.978877	5.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.294837	23.407053	4.99%	0
2013	16.186793	22.294837	37.73%	0
2012	13.699971	16.186793	18.15%	0
2011	14.710725	13.699971	-6.87%	0
2010	11.844246	14.710725	24.20%	0
2009	9.565942	11.844246	23.82%	0
2008	14.372731	9.565942	-33.44%	0
2007	15.737744	14.372731	-8.67%	0
2006	13.676522	15.737744	15.07%	0
2005	13.525000	13.676522	1.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.130991	21.084536	4.74%	0
2013	14.655097	20.130991	37.37%	0
2012	12.418086	14.655097	18.01%	0
2011	13.388243	12.418086	-7.25%	0
2010	10.790565	13.388243	24.07%	0
2009	8.739519	10.790565	23.47%	0
2008	13.159744	8.739519	-33.59%	0
2007	14.461542	13.159744	-9.00%	0
2006	12.588594	14.461542	14.88%	0
2005	12.484462	12.588594	0.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	22.940755	22.688278	-1.10%	0
2013	16.595911	22.940755	38.23%	0
2012	14.647347	16.595911	13.30%	0
2011	15.809344	14.647347	-7.35%	0
2010	12.859317	15.809344	22.94%	0
2009	9.731394	12.859317	32.14%	0
2008	16.049348	9.731394	-39.37%	0
2007	16.020366	16.049348	0.18%	0
2006	14.575177	16.020366	9.92%	0
2005	13.227332	14.575177	10.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.838141	22.528734	-1.35%	0
2013	16.563509	22.838141	37.88%	0
2012	14.653752	16.563509	13.03%	0
2011	15.857249	14.653752	-7.59%	0
2010	12.933398	15.857249	22.61%	0
2009	9.807286	12.933398	31.88%	0
2008	16.217944	9.807286	-39.53%	0
2007	16.226393	16.217944	-0.05%	0
2006	14.800459	16.226393	9.63%	0
2005	13.469086	14.800459	9.88%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.435177	13.640391	9.69%	0
2013	9.691798	12.435177	28.31%	0
2012	8.678240	9.691798	11.68%	0
2011	8.812649	8.678240	-1.53%	0
2010	7.934053	8.812649	11.07%	0
2009	6.441502	7.934053	23.17%	0
2008	11.246243	6.441502	-42.72%	0
2007	10.626455	11.246243	5.83%	0
2006*	10.000000	10.626455	6.26%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	0
2012	9.442513	10.706016	13.38%	0
2011	9.068332	9.442513	4.13%	0
2010	7.120392	9.068332	27.36%	0
2009	5.561369	7.120392	28.03%	0
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.344207	21.418610	0.35%	0
2013	17.090511	21.344207	24.89%	0
2012	14.367077	17.090511	18.96%	0
2011	15.968736	14.367077	-10.03%	0
2010	14.036769	15.968736	13.76%	0
2009	10.237146	14.036769	37.12%	0
2008	17.447818	10.237146	-41.33%	0
2007	16.730387	17.447818	4.29%	0
2006	14.489922	16.730387	15.46%	0
2005	12.920970	14.489922	12.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.697362	20.721545	0.12%	0
2013	16.613805	20.697362	24.58%	0
2012	14.002633	16.613805	18.65%	0
2011	15.603954	14.002633	-10.26%	0
2010	13.747183	15.603954	13.51%	0
2009	10.055974	13.747183	36.71%	0
2008	17.179946	10.055974	-41.47%	0
2007	16.510488	17.179946	4.05%	0
2006	14.339484	16.510488	15.14%	0
2005	12.814620	14.339484	11.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	17.043206	17.135943	0.54%	0
2013	17.437308	17.043206	-2.26%	0
2012	15.710053	17.437308	10.99%	0
2011	15.910263	15.710053	-1.26%	0
2010	14.130824	15.910263	12.59%	0
2009	12.165070	14.130824	16.16%	2,022
2008	14.501261	12.165070	-16.11%	2,022
2007	13.494589	14.501261	7.46%	2,022
2006	12.827342	13.494589	5.20%	2,022
2005	12.758795	12.827342	0.54%	2,022
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.997256	-10.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.925711	17.248033	8.30%	0
2013	12.351017	15.925711	28.94%	0
2012	10.797394	12.351017	14.39%	0
2011	11.040812	10.797394	-2.20%	0
2010	9.716744	11.040812	13.63%	0
2009	7.738601	9.716744	25.56%	4,721
2008	12.853565	7.738601	-39.79%	10,426
2007	12.581551	12.853565	2.16%	11,403
2006	11.175247	12.581551	12.58%	11,770
2005	10.772623	11.175247	3.74%	11,770
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	24.831897	27.267137	9.81%	0
2013	17.950085	24.831897	38.34%	0
2012	15.508906	17.950085	15.74%	0
2011	16.166352	15.508906	-4.07%	0
2010	13.353613	16.166352	21.06%	0
2009	9.921832	13.353613	34.59%	0
2008	16.268807	9.921832	-39.01%	0
2007	16.788783	16.268807	-3.10%	0
2006	14.881197	16.788783	12.82%	0
2005	13.799472	14.881197	7.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.464195	15.843094	9.53%	0
2013	10.484865	14.464195	37.95%	0
2012	9.083353	10.484865	15.43%	0
2011	9.484961	9.083353	-4.23%	0
2010	7.856987	9.484961	20.72%	0
2009	5.851133	7.856987	34.28%	0
2008	9.621079	5.851133	-39.18%	0
2007	9.946933	9.621079	-3.28%	0
2006*	10.000000	9.946933	-0.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.661305	-3.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.321857	11.189853	-1.17%	0
2013	11.568009	11.321857	-2.13%	0
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.090304	19.651316	8.63%	0
2013	13.591425	18.090304	33.10%	0
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	0
2008	14.467322	8.700061	-39.86%	0
2007	15.697055	14.467322	-7.83%	0
2006	13.803856	15.697055	13.72%	0
2005	13.371334	13.803856	3.23%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.140271	13.845884	-8.55%	0
2013	12.050656	15.140271	25.64%	0
2012	10.076239	12.050656	19.59%	0
2011	12.365122	10.076239	-18.51%	0
2010	11.455848	12.365122	7.94%	0
2009	9.369673	11.455848	22.27%	0
2008	17.041483	9.369673	-45.02%	0
2007	16.031974	17.041483	6.30%	0
2006	12.794870	16.031974	25.30%	0
2005	11.624088	12.794870	10.07%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.312172	20.610482	1.47%	0
2013	14.831100	20.312172	36.96%	0
2012	12.868611	14.831100	15.25%	0
2011	13.768139	12.868611	-6.53%	0
2010	11.139971	13.768139	23.59%	0
2009	8.633428	11.139971	29.03%	0
2008	14.513881	8.633428	-40.52%	0
2007	16.953001	14.513881	-14.39%	0
2006	14.732466	16.953001	15.07%	0
2005	14.030336	14.732466	5.00%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.176276	18.487929	7.64%	0
2013	12.182057	17.176276	41.00%	0
2012	10.871707	12.182057	12.05%	0
2011	13.489705	10.871707	-19.41%	0
2010	11.383252	13.489705	18.50%	0
2009	7.079855	11.383252	60.78%	0
2008	11.461743	7.079855	-38.23%	0
2007	11.073648	11.461743	3.50%	0
2006	10.705628	11.073648	3.44%	0
2005	10.324606	10.705628	3.69%	624
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
2008	11.009612	9.671154	-12.16%	0
2007	10.667339	11.009612	3.21%	0
2006	10.499491	10.667339	1.60%	0
2005	10.297210	10.499491	1.96%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.359250	17.530447	7.16%	0
2013	12.396243	16.359250	31.97%	0
2012	10.783740	12.396243	14.95%	0
2011	10.368349	10.783740	4.01%	0
2010	9.374575	10.368349	10.60%	0
2009	7.944419	9.374575	18.00%	0
2008	13.662704	7.944419	-41.85%	1,610
2007	13.289979	13.662704	2.80%	1,610
2006	11.585778	13.289979	14.71%	1,610
2005	11.296340	11.585778	2.56%	1,610
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.630008	15.252183	-8.29%	229
2013	13.819527	16.630008	20.34%	229
2012	12.342984	13.819527	11.96%	229
2011	15.625537	12.342984	-21.01%	229
2010	15.279128	15.625537	2.27%	229
2009	11.598119	15.279128	31.74%	229
2008	25.321304	11.598119	-54.20%	0
2007	24.462132	25.321304	3.51%	0
2006	18.463068	24.462132	32.49%	0
2005	16.159509	18.463068	14.26%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.351117	16.018748	11.62%	0
2013	10.683572	14.351117	34.33%	0
2012	9.383623	10.683572	13.85%	0
2011	9.893662	9.383623	-5.63%	0
2010	9.187060	9.893662	7.69%	0
2009	6.833955	9.187060	34.43%	0
2008	11.582352	6.833955	-41.00%	0
2007	10.398303	11.582352	11.39%	0
2006	10.672997	10.398303	-2.57%	0
2005	9.477797	10.672997	12.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.969659	27.741185	6.82%	240
2013	19.243521	25.969659	34.95%	240
2012	16.567273	19.243521	16.15%	240
2011	18.490448	16.567273	-10.40%	240
2010	14.896842	18.490448	24.12%	1,650
2009	10.650066	14.896842	39.88%	1,650
2008	16.905650	10.650066	-37.00%	1,410
2007	16.984296	16.905650	-0.46%	1,410
2006	15.167121	16.984296	11.98%	1,410
2005	14.505923	15.167121	4.56%	1,410

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.949166	24.684784	3.07%	0
2013	17.357911	23.949166	37.97%	0
2012	15.296033	17.357911	13.48%	0
2011	15.512321	15.296033	-1.39%	0
2010	12.573241	15.512321	23.38%	0
2009	10.256500	12.573241	22.59%	0
2008	15.141773	10.256500	-32.26%	0
2007	15.546446	15.141773	-2.60%	0
2006	13.857732	15.546446	12.19%	0
2005	13.179188	13.857732	5.15%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.907445	17.695527	11.24%	0
2013	12.076186	15.907445	31.73%	0
2012	10.999718	12.076186	9.79%	0
2011	11.117829	10.999718	-1.06%	0
2010	9.875611	11.117829	12.58%	0
2009	7.530145	9.875611	31.15%	0
2008	11.712008	7.530145	-35.71%	0
2007	11.083307	11.712008	5.67%	0
2006	10.350771	11.083307	7.08%	0
2005	10.187684	10.350771	1.60%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.418639	19.371760	11.21%	0
2013	13.455406	17.418639	29.45%	0
2012	11.857491	13.455406	13.48%	0
2011	11.869938	11.857491	-0.10%	0
2010	10.541621	11.869938	12.60%	0
2009	8.510178	10.541621	23.87%	0
2008	13.808468	8.510178	-38.37%	0
2007	13.381360	13.808468	3.19%	0
2006	11.815534	13.381360	13.25%	0
2005	11.509838	11.815534	2.66%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.337418	21.444965	10.90%	0
2013	14.974190	19.337418	29.14%	0
2012	13.226024	14.974190	13.22%	0
2011	13.273423	13.226024	-0.36%	0
2010	11.819086	13.273423	12.30%	0
2009	9.563371	11.819086	23.59%	0
2008	15.561603	9.563371	-38.55%	0
2007	15.118176	15.561603	2.93%	0
2006	13.382955	15.118176	12.97%	0
2005	13.068898	13.382955	2.40%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.868071	-1.32%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.535317	20.622257	0.42%	0
2013	19.623224	20.535317	4.65%	0
2012	17.509500	19.623224	12.07%	0
2011	17.019084	17.509500	2.88%	0
2010	15.174837	17.019084	12.15%	0
2009	10.150023	15.174837	49.51%	0
2008	14.007262	10.150023	-27.54%	0
2007	13.846300	14.007262	1.16%	0
2006	12.771282	13.846300	8.42%	0
2005	12.735304	12.771282	0.28%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.158807	11.763061	-3.25%	0
2013	10.679647	12.158807	13.85%	0
2012	9.899898	10.679647	7.88%	0
2011	10.685013	9.899898	-7.35%	0
2010	9.643016	10.685013	10.81%	0
2009	8.682942	9.643016	11.06%	0
2008	12.591402	8.682942	-31.04%	0
2007	11.713791	12.591402	7.49%	0
2006	10.317738	11.713791	13.53%	0
2005	10.346933	10.317738	-0.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	14.061076	14.309850	1.77%	0
2013	14.193820	14.061076	-0.94%	0
2012	13.194072	14.193820	7.58%	0
2011	13.156760	13.194072	0.28%	0
2010	12.366651	13.156760	6.39%	0
2009	10.472448	12.366651	18.09%	0
2008	11.520324	10.472448	-9.10%	0
2007	11.150375	11.520324	3.32%	0
2006	10.917947	11.150375	2.13%	0
2005	10.991868	10.917947	-0.67%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.801514	14.007759	1.49%	0
2013	13.971146	13.801514	-1.21%	0
2012	13.019780	13.971146	7.31%	0
2011	13.018882	13.019780	0.01%	0
2010	12.262183	13.018882	6.17%	0
2009	10.408118	12.262183	17.81%	231
2008	11.482365	10.408118	-9.36%	231
2007	11.139378	11.482365	3.08%	231
2006	10.931808	11.139378	1.90%	231
2005	11.039656	10.931808	-0.98%	231
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.165492	14.678944	3.62%	0
2013	12.504865	14.165492	13.28%	0
2012	11.344515	12.504865	10.23%	0
2011	11.889257	11.344515	-4.58%	0
2010	10.623294	11.889257	11.92%	0
2009	8.402723	10.623294	26.43%	0
2008	12.040013	8.402723	-30.21%	0
2007	10.645730	12.040013	13.10%	0
2006	10.124339	10.645730	5.15%	0
2005	9.934879	10.124339	1.91%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.192121	13.651262	3.48%	0
2013	11.665092	13.192121	13.09%	0
2012	10.600601	11.665092	10.04%	0
2011	11.124228	10.600601	-4.71%	0
2010	9.955256	11.124228	11.74%	0
2009	7.885289	9.955256	26.25%	0
2008	11.312268	7.885289	-30.29%	0
2007	10.018233	11.312268	12.92%	0
2006	9.536427	10.018233	5.05%	0
2005	9.371239	9.536427	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.566075	13.029518	3.69%	0
2013	10.475803	12.566075	19.95%	0
2012	9.263893	10.475803	13.08%	0
2011	10.079186	9.263893	-8.09%	0
2010	8.848184	10.079186	13.91%	0
2009	6.795828	8.848184	30.20%	0
2008	10.809379	6.795828	-37.13%	0
2007	9.274894	10.809379	16.54%	0
2006	8.852535	9.274894	4.77%	0
2005	8.698315	8.852535	1.77%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.488405	11.889951	3.50%	0
2013	9.597016	11.488405	19.71%	0
2012	8.503161	9.597016	12.86%	0
2011	9.270859	8.503161	-8.28%	0
2010	8.149266	9.270859	13.76%	0
2009	6.276950	8.149266	29.83%	0
2008	9.994045	6.276950	-37.19%	0
2007	8.595000	9.994045	16.28%	0
2006	8.213196	8.595000	4.65%	0
2005	8.087729	8.213196	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.322688	15.460553	7.94%	0
2013	12.223902	14.322688	17.17%	0
2012	10.845830	12.223902	12.71%	0
2011	11.495461	10.845830	-5.65%	0
2010	9.936467	11.495461	15.69%	0
2009	7.324543	9.936467	35.66%	0
2008	11.322734	7.324543	-35.31%	0
2007	10.605397	11.322734	6.76%	0
2006	9.688083	10.605397	9.47%	0
2005	9.355394	9.688083	3.56%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.731683	15.891579	7.87%	0
2013	12.595780	14.731683	16.96%	0
2012	11.188644	12.595780	12.58%	0
2011	11.864657	11.188644	-5.70%	0
2010	10.275830	11.864657	15.46%	0
2009	7.576601	10.275830	35.63%	0
2008	11.734726	7.576601	-35.43%	0
2007	11.009390	11.734726	6.59%	0
2006	10.069821	11.009390	9.33%	0
2005	9.731672	10.069821	3.47%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	13.006168	14.140668	8.72%	0
2013	9.584997	13.006168	35.69%	0
2012	7.973515	9.584997	20.21%	0
2011	8.356122	7.973515	-4.58%	0
2010	7.218233	8.356122	15.76%	0
2009	5.416456	7.218233	33.26%	0
2008	9.393282	5.416456	-42.34%	0
2007	8.960556	9.393282	4.83%	0
2006	8.016456	8.960556	11.78%	0
2005	6.757581	8.016456	18.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.740760	13.823954	8.50%	0
2013	9.398696	12.740760	35.56%	0
2012	7.841454	9.398696	19.86%	0
2011	8.224751	7.841454	-4.66%	0
2010	7.109492	8.224751	15.69%	0
2009	5.339847	7.109492	33.14%	0
2008	9.285651	5.339847	-42.49%	0
2007	8.874123	9.285651	4.64%	0
2006	7.951616	8.874123	11.60%	0
2005	6.719806	7.951616	18.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.586805	15.539052	6.53%	0
2013	11.621368	14.586805	25.52%	0
2012	10.114544	11.621368	14.90%	0
2011	10.227459	10.114544	-1.10%	0
2010	9.063242	10.227459	12.85%	0
2009	7.108684	9.063242	27.50%	0
2008	12.654456	7.108684	-43.82%	0
2007	12.727104	12.654456	-0.57%	0
2006	10.809032	12.727104	17.75%	0
2005	10.423208	10.809032	3.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.651277	16.647363	6.36%	0
2013	12.487462	15.651277	25.34%	0
2012	10.880660	12.487462	14.77%	0
2011	11.024423	10.880660	-1.30%	0
2010	9.783995	11.024423	12.68%	0
2009	7.682716	9.783995	27.35%	0
2008	13.702053	7.682716	-43.93%	1,594
2007	13.800453	13.702053	-0.71%	1,594
2006	11.735352	13.800453	17.60%	1,594
2005	11.336551	11.735352	3.52%	1,594
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.460358	14.568709	8.23%	0
2013	10.286161	13.460358	30.86%	0
2012	8.860680	10.286161	16.09%	0
2011	8.896452	8.860680	-0.40%	0
2010	7.913004	8.896452	12.43%	0
2009	6.346599	7.913004	24.68%	0
2008	11.117398	6.346599	-42.91%	0
2007	10.124646	11.117398	9.81%	0
2006	9.136671	10.124646	10.81%	0
2005	8.665518	9.136671	5.44%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.630960	14.732090	8.08%	0
2013	10.433019	13.630960	30.65%	0
2012	8.998907	10.433019	15.94%	0
2011	9.054472	8.998907	-0.61%	0
2010	8.061648	9.054472	12.32%	0
2009	6.473206	8.061648	24.54%	0
2008	11.363202	6.473206	-43.03%	0
2007	10.361725	11.363202	9.67%	0
2006	9.363460	10.361725	10.66%	0
2005	8.891162	9.363460	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.261575	13.367587	9.02%	0
2013	9.181324	12.261575	33.55%	0
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	0
2010	6.844546	8.325692	21.64%	0
2009	5.447351	6.844546	25.65%	0
2008	10.529463	5.447351	-48.27%	0
2007	8.465284	10.529463	24.38%	0
2006	8.088667	8.465284	4.66%	0
2005	7.806203	8.088667	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.436109	10.271045	8.85%	0
2013	7.076205	9.436109	33.35%	0
2012	6.308632	7.076205	12.17%	0
2011	6.435931	6.308632	-1.98%	0
2010	5.299294	6.435931	21.45%	0
2009	4.223561	5.299294	25.47%	0
2008	8.175440	4.223561	-48.34%	0
2007	6.583673	8.175440	24.18%	0
2006	6.300181	6.583673	4.50%	0
2005	6.090001	6.300181	3.45%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.972834	12.856547	-0.90%	0
2013	12.496776	12.972834	3.81%	0
2012	11.161431	12.496776	11.96%	0
2011	10.952852	11.161431	1.90%	0
2010	9.817019	10.952852	11.57%	0
2009	6.963750	9.817019	40.97%	0
2008	9.477805	6.963750	-26.53%	0
2007	9.417143	9.477805	0.64%	0
2006	8.638300	9.417143	9.02%	0
2005	8.592804	8.638300	0.53%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.864677	13.717238	-1.06%	0
2013	13.378092	13.864677	3.64%	0
2012	11.972116	13.378092	11.74%	0
2011	11.772185	11.972116	1.70%	0
2010	10.562092	11.772185	11.46%	0
2009	7.508524	10.562092	40.67%	108
2008	10.229844	7.508524	-26.60%	108
2007	10.175708	10.229844	0.53%	108
2006	9.347010	10.175708	8.87%	108
2005	9.316951	9.347010	0.32%	108
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.219177	14.720365	11.36%	0
2013	10.194786	13.219177	29.67%	0
2012	8.970317	10.194786	13.65%	0
2011	8.965539	8.970317	0.05%	0
2010	7.949439	8.965539	12.78%	0
2009	6.403733	7.949439	24.14%	0
2008	10.366912	6.403733	-38.23%	0
2007	10.028717	10.366912	3.37%	0
2006	8.837525	10.028717	13.48%	0
2005	8.597999	8.837525	2.79%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.245968	16.857496	3.76%	0
2013	16.868950	16.245968	-3.69%	0
2012	16.246974	16.868950	3.83%	0
2011	15.437057	16.246974	5.25%	0
2010	14.604168	15.437057	5.70%	0
2009	12.870828	14.604168	13.47%	0
2008	13.567690	12.870828	-5.14%	0
2007	13.262432	13.567690	2.30%	0
2006	12.961744	13.262432	2.32%	0
2005	12.935296	12.961744	0.20%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	47.831443	49.804644	4.13%	0
2013	35.852752	47.831443	33.41%	0
2012	31.866922	35.852752	12.51%	0
2011	36.400678	31.866922	-12.46%	0
2010	28.844588	36.400678	26.20%	0
2009	21.010649	28.844588	37.29%	0
2008	35.425331	21.010649	-40.69%	0
2007	31.288100	35.425331	13.22%	0
2006	28.340477	31.288100	10.40%	0
2005	24.451123	28.340477	15.91%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.626244	30.800617	3.96%	139
2013	22.238318	29.626244	33.22%	139
2012	19.798438	22.238318	12.32%	139
2011	22.649634	19.798438	-12.59%	139
2010	17.966371	22.649634	26.07%	139
2009	13.111508	17.966371	37.03%	139
2008	22.142782	13.111508	-40.79%	0
2007	19.581993	22.142782	13.08%	0
2006	17.766744	19.581993	10.22%	0
2005	15.352938	17.766744	15.72%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.583166	10.377832	-1.94%	0
2013	10.790504	10.583166	-1.92%	0
2012	10.990752	10.790504	-1.82%	0
2011	11.196511	10.990752	-1.84%	0
2010	11.391501	11.196511	-1.71%	0
2009	11.534899	11.391501	-1.24%	0
2008	11.418504	11.534899	1.02%	0
2007	11.073225	11.418504	3.12%	0
2006	10.766283	11.073225	2.85%	0
2005	10.655515	10.766283	1.04%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.989630	12.597351	-9.95%	0
2013	10.943426	13.989630	27.84%	0
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	10.79%	0
2009	8.306509	10.297761	23.97%	0
2008	15.092331	8.306509	-44.96%	0
2007	13.134135	15.092331	14.91%	0
2006	11.356452	13.134135	15.65%	0
2005	9.734736	11.356452	16.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.111736	9.991063	-10.09%	0
2013	8.706221	11.111736	27.63%	0
2012	7.376535	8.706221	18.03%	0
2011	9.101218	7.376535	-18.95%	0
2010	8.226639	9.101218	10.63%	0
2009	6.647326	8.226639	23.76%	0
2008	12.098140	6.647326	-45.05%	0
2007	10.542253	12.098140	14.76%	0
2006	9.128879	10.542253	15.48%	0
2005	7.837725	9.128879	16.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	16.005092	17.467194	9.14%	0
2013	12.338747	16.005092	29.71%	0
2012	10.417634	12.338747	18.44%	0
2011	10.902396	10.417634	-4.45%	0
2010	9.444329	10.902396	15.44%	0
2009	6.766807	9.444329	39.57%	0
2008	12.907778	6.766807	-47.58%	0
2007	12.908605	12.907778	-0.01%	0
2006	11.491808	12.908605	12.33%	0
2005	11.047675	11.491808	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.703673	17.107510	8.94%	0
2013	12.116523	15.703673	29.61%	0
2012	10.251444	12.116523	18.19%	0
2011	10.742662	10.251444	-4.57%	0
2010	9.323100	10.742662	15.23%	0
2009	6.691203	9.323100	39.33%	0
2008	12.780701	6.691203	-47.65%	0
2007	12.798168	12.780701	-0.14%	0
2006	11.408231	12.798168	12.18%	0
2005	10.992801	11.408231	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.116533	22.090385	4.61%	0
2013	16.509827	21.116533	27.90%	0
2012	13.248410	16.509827	24.62%	0
2011	14.823046	13.248410	-10.62%	0
2010	11.954924	14.823046	23.99%	0
2009	7.746465	11.954924	54.33%	0
2008	16.182503	7.746465	-52.13%	0
2007	15.630838	16.182503	3.53%	0
2006	13.718739	15.630838	13.94%	0
2005	13.642263	13.718739	0.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.615798	20.485946	4.44%	109
2013	15.367245	19.615798	27.65%	109
2012	12.335080	15.367245	24.58%	109
2011	13.829884	12.335080	-10.81%	109
2010	11.164238	13.829884	23.88%	109
2009	7.245375	11.164238	54.09%	109
2008	15.169935	7.245375	-52.24%	0
2007	14.674799	15.169935	3.37%	0
2006	12.900659	14.674799	13.75%	0
2005	12.844759	12.900659	0.44%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	19.042208	20.352381	6.88%	0
2013	14.933081	19.042208	27.52%	0
2012	13.577619	14.933081	9.98%	0
2011	13.027216	13.577619	4.23%	0
2010	10.985683	13.027216	18.58%	0
2009	9.521448	10.985683	15.38%	0
2008	13.292493	9.521448	-28.37%	0
2007	13.893737	13.292493	-4.33%	0
2006	12.066282	13.893737	15.15%	0
2005	11.868487	12.066282	1.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.827290	15.576551	-12.63%	0
2013	14.749026	17.827290	20.87%	0
2012	12.684202	14.749026	16.28%	0
2011	14.444853	12.684202	-12.19%	0
2010	13.555890	14.444853	6.56%	0
2009	10.066474	13.555890	34.66%	0
2008	17.178982	10.066474	-41.40%	0
2007	15.133134	17.178982	13.52%	0
2006	12.681594	15.133134	19.33%	0
2005	11.706634	12.681594	8.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.612882	15.498331	6.06%	0
2013	10.660821	14.612882	37.07%	0
2012	9.588711	10.660821	11.18%	0
2011	10.446613	9.588711	-8.21%	0
2010	8.910766	10.446613	17.24%	0
2009	5.486462	8.910766	62.41%	0
2008	10.996965	5.486462	-50.11%	0
2007	9.616335	10.996965	14.36%	0
2006	9.556244	9.616335	0.63%	0
2005	9.054153	9.556244	5.55%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.571964	18.797253	6.97%	0
2013	13.211126	17.571964	33.01%	0
2012	11.330245	13.211126	16.60%	0
2011	11.803976	11.330245	-4.01%	0
2010	10.405352	11.803976	13.44%	2,400
2009	8.264543	10.405352	25.90%	2,400
2008	13.129964	8.264543	-37.06%	2,400
2007	13.711793	13.129964	-4.24%	2,400
2006	12.050257	13.711793	13.79%	2,400
2005	11.804081	12.050257	2.09%	2,400
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.654769	15.539521	6.04%	0
2013	11.563782	14.654769	26.73%	0
2012	10.356580	11.563782	11.66%	0
2011	10.568803	10.356580	-2.01%	0
2010	9.838728	10.568803	7.42%	0
2009	7.821179	9.838728	25.80%	0
2008	11.418828	7.821179	-31.51%	0
2007	10.772762	11.418828	6.00%	0
2006*	10.000000	10.772762	7.73%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.382969	15.209034	5.74%	0
2013	11.376915	14.382969	26.42%	0
2012	10.213326	11.376915	11.39%	0
2011	10.446697	10.213326	-2.23%	0
2010	9.752352	10.446697	7.12%	0
2009	7.771618	9.752352	25.49%	0
2008	11.375696	7.771618	-31.68%	0
2007	10.755751	11.375696	5.76%	0
2006*	10.000000	10.755751	7.56%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.459865	21.060251	-1.86%	0
2013	18.435791	21.459865	16.40%	0
2012	16.314518	18.435791	13.00%	0
2011	17.889275	16.314518	-8.80%	0
2010	16.201985	17.889275	10.41%	0
2009	12.248090	16.201985	32.28%	0
2008	21.011539	12.248090	-41.71%	0
2007	18.726225	21.011539	12.20%	0
2006	14.933817	18.726225	25.39%	0
2005	12.939296	14.933817	15.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.594913	19.040730	2.40%	0
2013	14.722385	18.594913	26.30%	0
2012	13.533309	14.722385	8.79%	0
2011	14.742214	13.533309	-8.20%	0
2010	13.175758	14.742214	11.89%	0
2009	10.319903	13.175758	27.67%	0
2008	14.724929	10.319903	-29.92%	0
2007	13.710160	14.724929	7.40%	0
2006	12.569036	13.710160	9.08%	0
2005	11.911093	12.569036	5.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.027803	13.800338	5.93%	0
2013	9.697311	13.027803	34.34%	0
2012*	10.000000	9.697311	-3.03%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.988097	13.714333	5.59%	0
2013	9.696880	12.988097	33.94%	0
2012*	10.000000	9.696880	-3.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.414568	15.247004	-7.11%	0
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	0
2010	11.809328	12.583734	6.56%	0
2009*	10.000000	11.809328	18.09%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.411567	-5.88%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.110899	12.891032	6.44%	400
2013	9.001516	12.110899	34.54%	443
2012	7.885843	9.001516	14.15%	492
2011	8.570745	7.885843	-7.99%	549
2010	6.765285	8.570745	26.69%	3,507
2009	4.884818	6.765285	38.50%	3,573
2008	10.292572	4.884818	-52.54%	4,330
2007	9.586740	10.292572	7.36%	4,393
2006	9.557391	9.586740	0.31%	4,446
2005	9.476147	9.557391	0.86%	4,501

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.324711	18.434730	-9.30%	0
2013	14.678435	20.324711	38.47%	0
2012	12.383210	14.678435	18.53%	0
2011	14.109771	12.383210	-12.24%	0
2010	10.585589	14.109771	33.29%	0
2009	6.626547	10.585589	59.75%	0
2008	11.174926	6.626547	-40.70%	0
2007	11.147524	11.174926	0.25%	0
2006	10.066967	11.147524	10.73%	0
2005	9.774784	10.066967	2.99%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.396004	20.958065	8.05%	998
2013	14.588594	19.396004	32.95%	1,104
2012	12.840072	14.588594	13.62%	1,226
2011	13.156277	12.840072	-2.40%	1,369
2010	12.064555	13.156277	9.05%	1,517
2009	10.048480	12.064555	20.06%	1,970
2008	15.237959	10.048480	-34.06%	2,170
2007	14.445689	15.237959	5.48%	2,327
2006	12.225235	14.445689	18.16%	2,461
2005	11.710345	12.225235	4.40%	2,598
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.662964	14.539877	-0.84%	0
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.617821	21.725846	10.75%	0
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0
2011	13.743741	13.541825	-1.47%	0
2010	12.387724	13.743741	10.95%	0
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.467867	13.864243	2.94%	0
2013	11.141370	13.467867	20.88%	0
2012	9.820076	11.141370	13.46%	0
2011	9.922759	9.820076	-1.03%	0
2010	9.034298	9.922759	9.83%	0
2009	7.465869	9.034298	21.01%	0
2008	10.843154	7.465869	-31.15%	0
2007	10.420045	10.843154	4.06%	0
2006*	10.000000	10.420045	4.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.809399	11.126283	2.93%	0
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	3.92%	0
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	0
2007	10.402195	10.502388	0.96%	0
2006*	10.000000	10.402195	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.686033	14.663961	-0.15%	0
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
2011	10.938302	9.726901	-11.07%	0
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	0
2008	11.998783	7.218983	-39.84%	0
2007	10.701461	11.998783	12.12%	0
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.234019	14.022697	5.96%	0
2013	10.413584	13.234019	27.08%	0
2012	9.046835	10.413584	15.11%	0
2011	9.680230	9.046835	-6.54%	0
2010	8.352911	9.680230	15.89%	0
2009	6.138425	8.352911	36.08%	0
2008	11.222723	6.138425	-45.30%	0
2007	10.229939	11.222723	9.70%	0
2006*	10.000000	10.229939	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.858170	12.816088	8.08%	0
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	0
2009	5.928601	7.597040	28.14%	0
2008	9.762924	5.928601	-39.27%	0
2007*	10.000000	9.762924	-2.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.800330	-2.00%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
2011	8.631396	7.476887	-13.38%	0
2010	7.629139	8.631396	13.14%	0
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.455834	14.592322	8.45%	0
2013	9.889497	13.455834	36.06%	0
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.376068	14.493622	8.35%	0
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	0
2010	7.845689	9.505383	21.15%	0
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.055552	12.375742	2.66%	0
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0
2009	7.165610	8.723627	21.74%	0
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.969453	12.272399	2.53%	0
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.729710	11.970472	2.05%	0
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	0
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.671367	12.022297	3.01%	0
2013	12.135479	11.671367	-3.82%	0
2012	11.486754	12.135479	5.65%	0
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	4.97%	0
2009	9.815492	10.469538	6.66%	0
2008*	10.000000	9.815492	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.501237	11.804603	2.64%	0
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
2011	10.917498	11.373008	4.17%	0
2010	10.427791	10.917498	4.70%	0
2009	9.793750	10.427791	6.47%	0
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.222747	22.389315	-7.57%	0
2013	24.599006	24.222747	-1.53%	0
2012	21.445630	24.599006	14.70%	0
2011	28.256828	21.445630	-24.10%	0
2010	24.862050	28.256828	13.65%	0
2009	15.547606	24.862050	59.91%	0
2008	37.693420	15.547606	-58.75%	0
2007	26.479959	37.693420	42.35%	0
2006	19.810715	26.479959	33.66%	0
2005	15.267311	19.810715	29.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.850408	13.175535	2.53%	0
2013	13.659991	12.850408	-5.93%	0
2012	13.519076	13.659991	1.04%	0
2011	12.854551	13.519076	5.17%	0
2010	12.511882	12.854551	2.74%	0
2009	12.426609	12.511882	0.69%	0
2008	11.765456	12.426609	5.62%	0
2007	11.199019	11.765456	5.06%	0
2006	11.051850	11.199019	1.33%	0
2005	10.914818	11.051850	1.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.785622	8.552281	-2.66%	0
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
2011	7.644830	6.746396	-11.75%	0
2010	6.899575	7.644830	10.80%	0
2009	5.435866	6.899575	26.93%	0
2008*	10.000000	5.435866	-45.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.414288	17.925942	2.94%	0
2013	13.957428	17.414288	24.77%	0
2012	12.282356	13.957428	13.64%	0
2011	13.038758	12.282356	-5.80%	0
2010	11.600809	13.038758	12.40%	0
2009	9.301113	11.600809	24.72%	0
2008	15.020492	9.301113	-38.08%	0
2007	14.459330	15.020492	3.88%	0
2006	12.617681	14.459330	14.60%	0
2005	11.922253	12.617681	5.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.777639	13.015875	1.86%	0
2013	12.431114	12.777639	2.79%	0
2012	12.055021	12.431114	3.12%	0
2011	11.944123	12.055021	0.93%	0
2010	11.503739	11.944123	3.83%	0
2009	10.755427	11.503739	6.96%	0
2008	11.672364	10.755427	-7.86%	0
2007	11.297807	11.672364	3.32%	0
2006	10.852886	11.297807	4.10%	0
2005	10.713837	10.852886	1.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.504739	15.990068	3.13%	1,567
2013	13.558582	15.504739	14.35%	1,733
2012	12.479564	13.558582	8.65%	1,925
2011	12.732366	12.479564	-1.99%	2,149
2010	11.707712	12.732366	8.75%	2,381
2009	10.022655	11.707712	16.81%	2,638
2008	13.309382	10.022655	-24.69%	3,364
2007	12.848368	13.309382	3.59%	3,755
2006	11.767231	12.848368	9.19%	3,966
2005	11.391767	11.767231	3.30%	4,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.757634	17.245344	2.91%	346
2013	13.965625	16.757634	19.99%	383
2012	12.521078	13.965625	11.54%	425
2011	13.047052	12.521078	-4.03%	474
2010	11.792835	13.047052	10.64%	526
2009	9.668879	11.792835	21.97%	582
2008	14.373428	9.668879	-32.73%	652
2007	13.811402	14.373428	4.07%	706
2006	12.297200	13.811402	12.31%	753
2005	11.712714	12.297200	4.99%	800
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.363568	14.750966	2.70%	0
2013	13.257793	14.363568	8.34%	0
2012	12.515829	13.257793	5.93%	0
2011	12.506227	12.515829	0.08%	0
2010	11.753828	12.506227	6.40%	0
2009	10.463884	11.753828	12.33%	0
2008	12.561928	10.463884	-16.70%	191
2007	12.103899	12.561928	3.78%	191
2006	11.385005	12.103899	6.31%	191
2005	11.112297	11.385005	2.45%	191
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.560319	21.933392	6.68%	0
2013	15.339073	20.560319	34.04%	0
2012	13.181732	15.339073	16.37%	0
2011	13.750496	13.181732	-4.14%	0
2010	12.889540	13.750496	6.68%	0
2009*	10.000000	12.889540	28.90%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.309979	21.619027	6.45%	2,120
2013	15.198751	20.309979	33.63%	2,317
2012	13.090219	15.198751	16.11%	2,543
2011	13.691636	13.090219	-4.39%	2,807
2010	12.867835	13.691636	6.40%	8,607
2009*	10.000000	12.867835	28.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.941033	24.612670	7.29%	0
2013	17.585400	22.941033	30.45%	0
2012	15.268118	17.585400	15.18%	0
2011	15.977707	15.268118	-4.44%	0
2010	12.911993	15.977707	23.74%	0
2009	9.629430	12.911993	34.09%	0
2008	15.457717	9.629430	-37.70%	0
2007	14.658684	15.457717	5.45%	0
2006	13.604067	14.658684	7.75%	0
2005	12.376368	13.604067	9.92%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	21.367043	22.872762	7.05%	0
2013	16.408610	21.367043	30.22%	0
2012	14.270451	16.408610	14.98%	0
2011	14.954238	14.270451	-4.57%	0
2010	12.117175	14.954238	23.41%	0
2009	9.053532	12.117175	33.84%	0
2008	14.567921	9.053532	-37.85%	0
2007	13.839053	14.567921	5.27%	0
2006	12.860593	13.839053	7.61%	0
2005	11.721015	12.860593	9.72%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.312842	9.131244	-1.95%	0
2013	9.498055	9.312842	-1.95%	0
2012	9.687472	9.498055	-1.96%	0
2011	9.879590	9.687472	-1.94%	0
2010	10.076057	9.879590	-1.95%	0
2009	10.272138	10.076057	-1.91%	0
2008	10.265605	10.272138	0.06%	0
2007	9.992006	10.265605	2.74%	0
2006	9.748540	9.992006	2.50%	0
2005	9.683519	9.748540	0.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.725252	10.373896	-3.28%	0
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
2011	9.000995	7.976413	-11.38%	0
2010	8.066282	9.000995	11.59%	0
2009	6.044248	8.066282	33.45%	0
2008*	10.000000	6.044248	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.985771	-10.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.969361	-10.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.823434	13.849379	8.00%	0
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
2011	9.005380	8.544698	-5.12%	0
2010	7.961577	9.005380	13.11%	0
2009	6.277357	7.961577	26.83%	0
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	337
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.644232	13.875771	1.70%	0
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0
2011	9.533309	8.931698	-6.31%	0
2010	7.687878	9.533309	24.00%	0
2009	6.188086	7.687878	24.24%	0
2008*	10.000000	6.188086	-38.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.546263	16.690140	14.74%	0
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
2011	10.008039	9.585454	-4.22%	0
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.491112	14.569145	0.54%	0
2013	10.266811	14.491112	41.15%	0
2012	9.259173	10.266811	10.88%	0
2011	9.524983	9.259173	-2.79%	0
2010	7.764903	9.524983	22.67%	0
2009	6.226550	7.764903	24.71%	0
2008	11.878504	6.226550	-47.58%	0
2007	11.064825	11.878504	7.35%	0
2006	10.957211	11.064825	0.98%	0
2005	10.372113	10.957211	5.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.163617	23.257436	4.94%	0
2013	16.099724	22.163617	37.66%	0
2012	13.633240	16.099724	18.09%	0
2011	14.646516	13.633240	-6.92%	0
2010	11.798559	14.646516	24.14%	0
2009	9.533900	11.798559	23.75%	0
2008	14.331915	9.533900	-33.48%	0
2007	15.701103	14.331915	-8.72%	0
2006	13.651623	15.701103	15.01%	0
2005	13.507240	13.651623	1.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	20.011585	20.948791	4.68%	0
2013	14.575586	20.011585	37.30%	0
2012	12.357018	14.575586	17.95%	0
2011	13.329193	12.357018	-7.29%	0
2010	10.748442	13.329193	24.01%	0
2009	8.709840	10.748442	23.41%	0
2008	13.121761	8.709840	-33.62%	0
2007	14.427202	13.121761	-9.05%	0
2006	12.565096	14.427202	14.82%	0
2005	12.467490	12.565096	0.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	22.805680	22.543180	-1.15%	0
2013	16.506600	22.805680	38.16%	0
2012	14.575970	16.506600	13.25%	0
2011	15.740311	14.575970	-7.40%	0
2010	12.809696	15.740311	22.88%	0
2009	9.698787	12.809696	32.08%	0
2008	16.003770	9.698787	-39.40%	0
2007	15.983061	16.003770	0.13%	0
2006	14.548638	15.983061	9.86%	0
2005	13.209961	14.548638	10.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.700269	22.381312	-1.41%	300
2013	16.471907	22.700269	37.81%	332
2012	14.580160	16.471907	12.97%	368
2011	15.785636	14.580160	-7.64%	411
2010	12.881541	15.785636	22.54%	456
2009	9.772938	12.881541	31.81%	505
2008	16.169417	9.772938	-39.56%	1,592
2007	16.186148	16.169417	-0.10%	1,640
2006	14.771255	16.186148	9.58%	1,680
2005	13.449343	14.771255	9.83%	1,721

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.386625	13.580203	9.64%	0
2013	9.658880	12.386625	28.24%	0
2012	8.653182	9.658880	11.62%	0
2011	8.791678	8.653182	-1.58%	0
2010	7.919209	8.791678	11.02%	0
2009	6.432733	7.919209	23.11%	0
2008	11.236672	6.432733	-42.75%	0
2007	10.622866	11.236672	5.78%	0
2006*	10.000000	10.622866	6.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.755035	13.562081	26.10%	0
2013	10.680542	10.755035	0.70%	0
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	0
2009	5.559464	7.114320	27.97%	0
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.807361	19.272823	8.23%	0
2013	13.198313	17.807361	34.92%	0
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0
2009	8.222313	10.595557	28.86%	0
2008	13.848384	8.222313	-40.63%	0
2007	13.125973	13.848384	5.50%	0
2006	11.773048	13.125973	11.49%	0
2005	11.236012	11.773048	4.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.218634	21.281745	0.30%	0
2013	16.998610	21.218634	24.83%	0
2012	14.297122	16.998610	18.90%	0
2011	15.899068	14.297122	-10.08%	0
2010	13.982650	15.899068	13.71%	0
2009	10.202873	13.982650	37.05%	0
2008	17.398306	10.202873	-41.36%	0
2007	16.691471	17.398306	4.23%	0
2006	14.463564	16.691471	15.40%	0
2005	12.904016	14.463564	12.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.572484	20.586019	0.07%	645
2013	16.521975	20.572484	24.52%	351
2012	13.932342	16.521975	18.59%	390
2011	15.533532	13.932342	-10.31%	435
2010	13.692107	15.533532	13.45%	3,603
2009	10.020793	13.692107	36.64%	3,655
2008	17.128597	10.020793	-41.50%	5,356
2007	16.469580	17.128597	4.00%	5,406
2006	14.311220	16.469580	15.08%	5,448
2005	12.795846	14.311220	11.84%	5,492
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.932500	10.015262	0.83%	0
2013	10.143468	9.932500	-2.08%	0
2012*	10.000000	10.143468	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	16.940300	17.023797	0.49%	0
2013	17.340863	16.940300	-2.31%	0
2012	15.631141	17.340863	10.94%	0
2011	15.838389	15.631141	-1.31%	0
2010	14.074161	15.838389	12.54%	0
2009	12.122470	14.074161	16.10%	0
2008	14.457872	12.122470	-16.15%	0
2007	13.461116	14.457872	7.40%	0
2006	12.802032	13.461116	5.15%	0
2005	12.740101	12.802032	0.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.994189	-10.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.829663	17.135269	8.25%	0
2013	12.282775	15.829663	28.88%	0
2012	10.743211	12.282775	14.33%	0
2011	10.991000	10.743211	-2.25%	0
2010	9.677832	10.991000	13.57%	0
2009	7.711532	9.677832	25.50%	0
2008	12.815154	7.711532	-39.82%	0
2007	12.550385	12.815154	2.11%	0
2006	11.153226	12.550385	12.53%	0
2005	10.756853	11.153226	3.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	24.685750	27.092830	9.75%	0
2013	17.853526	24.685750	38.27%	0
2012	15.433360	17.853526	15.68%	0
2011	16.095802	15.433360	-4.12%	0
2010	13.302104	16.095802	21.00%	0
2009	9.888602	13.302104	34.52%	0
2008	16.222625	9.888602	-39.04%	0
2007	16.749718	16.222625	-3.15%	0
2006	14.854127	16.749718	12.76%	0
2005	13.781376	14.854127	7.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.407753	15.773225	9.48%	0
2013	10.449268	14.407753	37.88%	0
2012	9.057147	10.449268	15.37%	0
2011	9.462403	9.057147	-4.28%	0
2010	7.842295	9.462403	20.66%	0
2009	5.843174	7.842295	34.21%	0
2008	9.612896	5.843174	-39.22%	0
2007	9.943569	9.612896	-3.33%	0
2006*	10.000000	9.943569	-0.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.658000	-3.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.294935	11.157555	-1.22%	0
2013	11.546390	11.294935	-2.18%	0
2012	11.136275	11.546390	3.68%	0
2011	11.243820	11.136275	-0.96%	0
2010	10.902078	11.243820	3.13%	0
2009*	10.000000	10.902078	9.02%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.992194	19.534772	8.57%	0
2013	13.524605	17.992194	33.03%	0
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
2006	13.785121	15.667777	13.66%	0
2005	13.359972	13.785121	3.18%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.051176	13.757382	-8.60%	0
2013	11.985840	15.051176	25.57%	0
2012	10.027161	11.985840	19.53%	0
2011	12.311158	10.027161	-18.55%	0
2010	11.411666	12.311158	7.88%	0
2009	9.338305	11.411666	22.20%	0
2008	16.993108	9.338305	-45.05%	0
2007	15.994660	16.993108	6.24%	0
2006	12.771581	15.994660	25.24%	0
2005	11.608830	12.771581	10.02%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.192631	20.478751	1.42%	0
2013	14.751325	20.192631	36.89%	0
2012	12.805925	14.751325	15.19%	0
2011	13.708046	12.805925	-6.58%	0
2010	11.097008	13.708046	23.53%	0
2009	8.604530	11.097008	28.97%	0
2008	14.472706	8.604530	-40.55%	0
2007	16.913578	14.472706	-14.43%	0
2006	14.705660	16.913578	15.01%	0
2005	14.011925	14.705660	4.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.075143	18.369693	7.58%	0
2013	12.116507	17.075143	40.92%	0
2012	10.818728	12.116507	12.00%	0
2011	13.430819	10.818728	-19.45%	0
2010	11.339332	13.430819	18.44%	0
2009	7.056135	11.339332	60.70%	0
2008	11.429179	7.056135	-38.26%	0
2007	11.047853	11.429179	3.45%	0
2006	10.686126	11.047853	3.39%	0
2005	10.311036	10.686126	3.64%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
2008	10.983472	9.643273	-12.20%	0
2007	10.647467	10.983472	3.16%	0
2006	10.485262	10.647467	1.55%	0
2005	10.288472	10.485262	1.91%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.603514	22.708587	-3.79%	0
2013	16.023766	23.603514	47.30%	0
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	0
2009*	10.000000	13.029408	30.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.260402	17.415639	7.10%	0
2013	12.327624	16.260402	31.90%	0
2012	10.729530	12.327624	14.89%	0
2011	10.321484	10.729530	3.95%	0
2010	9.336965	10.321484	10.54%	0
2009	7.916585	9.336965	17.94%	0
2008	13.621800	7.916585	-41.88%	0
2007	13.256989	13.621800	2.75%	0
2006	11.562898	13.256989	14.65%	0
2005	11.279764	11.562898	2.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.529556	15.152318	-8.33%	0
2013	13.743045	16.529556	20.28%	0
2012	12.280952	13.743045	11.91%	0
2011	15.554942	12.280952	-21.05%	0
2010	15.217854	15.554942	2.22%	0
2009	11.557502	15.217854	31.67%	0
2008	25.245558	11.557502	-54.22%	0
2007	24.401470	25.245558	3.46%	0
2006	18.426633	24.401470	32.43%	0
2005	16.135819	18.426633	14.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.264460	15.913900	11.56%	0
2013	10.624477	14.264460	34.26%	0
2012	9.336478	10.624477	13.80%	0
2011	9.848962	9.336478	-5.67%	0
2010	9.150224	9.848962	7.64%	0
2009	6.810016	9.150224	34.36%	0
2008	11.547689	6.810016	-41.03%	0
2007	10.372496	11.547689	11.33%	0
2006	10.651926	10.372496	-2.62%	0
2005	9.463900	10.651926	12.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.812937	27.559716	6.77%	0
2013	19.137134	25.812937	34.88%	0
2012	16.484104	19.137134	16.09%	0
2011	18.407007	16.484104	-10.45%	0
2010	14.837175	18.407007	24.06%	0
2009	10.612804	14.837175	39.80%	0
2008	16.855117	10.612804	-37.04%	0
2007	16.942212	16.855117	-0.51%	0
2006	15.137238	16.942212	11.92%	0
2005	14.484686	15.137238	4.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.808103	24.526878	3.02%	0
2013	17.264467	23.808103	37.90%	0
2012	15.221473	17.264467	13.42%	0
2011	15.444574	15.221473	-1.44%	0
2010	12.524709	15.444574	23.31%	0
2009	10.222129	12.524709	22.53%	0
2008	15.098743	10.222129	-32.30%	0
2007	15.510213	15.098743	-2.65%	0
2006	13.832476	15.510213	12.13%	0
2005	13.161866	13.832476	5.10%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.813771	17.582345	11.18%	0
2013	12.011196	15.813771	31.66%	0
2012	10.946117	12.011196	9.73%	0
2011	11.069277	10.946117	-1.11%	0
2010	9.837500	11.069277	12.52%	0
2009	7.504907	9.837500	31.08%	0
2008	11.678725	7.504907	-35.74%	0
2007	11.057487	11.678725	5.62%	0
2006	10.331918	11.057487	7.02%	0
2005	10.174301	10.331918	1.55%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.316037	19.247841	11.16%	0
2013	13.382971	17.316037	29.39%	0
2012	11.799690	13.382971	13.42%	0
2011	11.818090	11.799690	-0.16%	0
2010	10.500926	11.818090	12.54%	0
2009	8.481654	10.500926	23.81%	0
2008	13.769229	8.481654	-38.40%	0
2007	13.350181	13.769229	3.14%	0
2006	11.793998	13.350181	13.19%	0
2005	11.494691	11.793998	2.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.232479	21.317712	10.84%	0
2013	14.900521	19.232479	29.07%	0
2012	13.167686	14.900521	13.16%	0
2011	13.221617	13.167686	-0.41%	0
2010	11.778954	13.221617	12.25%	0
2009	9.535766	11.778954	23.52%	0
2008	15.524620	9.535766	-38.58%	0
2007	15.089981	15.524620	2.88%	0
2006	13.364792	15.089981	12.91%	0
2005	13.057804	13.364792	2.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.864698	-1.35%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.411413	20.487385	0.37%	0
2013	19.514754	20.411413	4.59%	0
2012	17.421606	19.514754	12.01%	0
2011	16.942265	17.421606	2.83%	0
2010	15.114047	16.942265	12.10%	0
2009	10.114510	15.114047	49.43%	0
2008	13.965371	10.114510	-27.57%	0
2007	13.811960	13.965371	1.11%	0
2006	12.746084	13.811960	8.36%	0
2005	12.716645	12.746084	0.23%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.086638	11.687267	-3.30%	0
2013	10.621670	12.086638	13.79%	0
2012	9.851203	10.621670	7.82%	0
2011	10.637859	9.851203	-7.39%	0
2010	9.605355	10.637859	10.75%	0
2009	8.653453	9.605355	11.00%	0
2008	12.555064	8.653453	-31.08%	0
2007	11.685971	12.555064	7.44%	0
2006	10.298470	11.685971	13.47%	0
2005	10.332866	10.298470	-0.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	13.978295	14.218352	1.72%	0
2013	14.117454	13.978295	-0.99%	0
2012	13.129788	14.117454	7.52%	0
2011	13.099330	13.129788	0.23%	0
2010	12.318949	13.099330	6.33%	0
2009	10.437376	12.318949	18.03%	0
2008	11.487594	10.437376	-9.14%	0
2007	11.124399	11.487594	3.26%	0
2006	10.898073	11.124399	2.08%	0
2005	10.977446	10.898073	-0.72%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.719608	13.917527	1.44%	0
2013	13.895319	13.719608	-1.26%	0
2012	12.955745	13.895319	7.25%	0
2011	12.961430	12.955745	-0.04%	0
2010	12.214305	12.961430	6.12%	0
2009	10.372772	12.214305	17.75%	0
2008	11.449209	10.372772	-9.40%	0
2007	11.112904	11.449209	3.03%	0
2006	10.911377	11.112904	1.85%	0
2005	11.024638	10.911377	-1.03%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	14.059984	14.562184	3.57%	0
2013	12.418061	14.059984	13.22%	0
2012	11.271524	12.418061	10.17%	0
2011	11.818778	11.271524	-4.63%	0
2010	10.565696	11.818778	11.86%	0
2009	8.361428	10.565696	26.36%	0
2008	11.986965	8.361428	-30.25%	0
2007	10.604269	11.986965	13.04%	0
2006	10.090041	10.604269	5.10%	0
2005	9.906253	10.090041	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.100477	13.549516	3.43%	0
2013	11.589965	13.100477	13.03%	0
2012	10.537713	11.589965	9.99%	0
2011	11.063862	10.537713	-4.76%	0
2010	9.906280	11.063862	11.69%	0
2009	7.850505	9.906280	26.19%	0
2008	11.268125	7.850505	-30.33%	0
2007	9.984254	11.268125	12.86%	0
2006	9.508915	9.984254	5.00%	0
2005	9.348969	9.508915	1.71%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.472382	12.925780	3.64%	0
2013	10.402999	12.472382	19.89%	0
2012	9.204218	10.402999	13.02%	0
2011	10.019366	9.204218	-8.14%	0
2010	8.800144	10.019366	13.85%	0
2009	6.762379	8.800144	30.13%	0
2008	10.761674	6.762379	-37.16%	0
2007	9.238698	10.761674	16.48%	0
2006	8.822487	9.238698	4.72%	0
2005	8.673197	8.822487	1.72%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.408638	11.801371	3.44%	0
2013	9.535241	11.408638	19.65%	0
2012	8.452748	9.535241	12.81%	0
2011	9.220576	8.452748	-8.33%	0
2010	8.109195	9.220576	13.71%	0
2009	6.249269	8.109195	29.76%	0
2008	9.955054	6.249269	-37.23%	0
2007	8.565856	9.955054	16.22%	0
2006	8.189511	8.565856	4.60%	0
2005	8.068508	8.189511	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.215964	15.337512	7.89%	0
2013	12.138999	14.215964	17.11%	0
2012	10.776009	12.138999	12.65%	0
2011	11.427274	10.776009	-5.70%	0
2010	9.882555	11.427274	15.63%	0
2009	7.288527	9.882555	35.59%	0
2008	11.272822	7.288527	-35.34%	0
2007	10.564057	11.272822	6.71%	0
2006	9.655229	10.564057	9.41%	0
2005	9.328411	9.655229	3.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.629338	15.773140	7.82%	0
2013	12.514651	14.629338	16.90%	0
2012	11.122263	12.514651	12.52%	0
2011	11.800267	11.122263	-5.75%	0
2010	10.225269	11.800267	15.40%	0
2009	7.543156	10.225269	35.56%	0
2008	11.688899	7.543156	-35.47%	0
2007	10.972020	11.688899	6.53%	0
2006	10.040740	10.972020	9.28%	0
2005	9.708519	10.040740	3.42%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	12.918522	14.038213	8.67%	0
2013	9.525257	12.918522	35.62%	0
2012	7.927871	9.525257	20.15%	0
2011	8.312515	7.927871	-4.63%	0
2010	7.184223	8.312515	15.71%	0
2009	5.393688	7.184223	33.20%	0
2008	9.358589	5.393688	-42.37%	0
2007	8.932041	9.358589	4.78%	0
2006	7.995003	8.932041	11.72%	0
2005	6.742920	7.995003	18.57%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.654979	13.723878	8.45%	26,025
2013	9.340171	12.654979	35.49%	0
2012	7.796609	9.340171	19.80%	0
2011	8.181876	7.796609	-4.71%	0
2010	7.076037	8.181876	15.63%	0
2009	5.317434	7.076037	33.07%	0
2008	9.251403	5.317434	-42.52%	0
2007	8.845943	9.251403	4.58%	0
2006	7.930404	8.845943	11.54%	0
2005	6.705284	7.930404	18.27%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.478091	15.415357	6.47%	0
2013	11.540642	14.478091	25.45%	0
2012	10.049420	11.540642	14.84%	0
2011	10.166784	10.049420	-1.15%	0
2010	9.014061	10.166784	12.79%	0
2009	7.073720	9.014061	27.43%	0
2008	12.598676	7.073720	-43.85%	0
2007	12.677501	12.598676	-0.62%	0
2006	10.772376	12.677501	17.69%	0
2005	10.393148	10.772376	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.542515	16.523242	6.31%	0
2013	12.407007	15.542515	25.27%	7,161
2012	10.816082	12.407007	14.71%	7,274
2011	10.964570	10.816082	-1.35%	15,377
2010	9.735834	10.964570	12.62%	16,687
2009	7.648805	9.735834	27.29%	16,236
2008	13.648566	7.648805	-43.96%	15,838
2007	13.753634	13.648566	-0.76%	13,827
2006	11.701487	13.753634	17.54%	13,086
2005	11.309592	11.701487	3.47%	13,046
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.360009	14.452727	8.18%	0
2013	10.214693	13.360009	30.79%	0
2012	8.803618	10.214693	16.03%	0
2011	8.843666	8.803618	-0.45%	0
2010	7.870059	8.843666	12.37%	0
2009	6.315389	7.870059	24.62%	0
2008	11.068388	6.315389	-42.94%	0
2007	10.085189	11.068388	9.75%	0
2006	9.105691	10.085189	10.76%	0
2005	8.640517	9.105691	5.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.536237	14.622255	8.02%	0
2013	10.365801	13.536237	30.59%	0
2012	8.945502	10.365801	15.88%	0
2011	9.005317	8.945502	-0.66%	0
2010	8.021969	9.005317	12.26%	0
2009	6.444633	8.021969	24.48%	0
2008	11.318840	6.444633	-43.06%	0
2007	10.326566	11.318840	9.61%	0
2006	9.336438	10.326566	10.60%	0
2005	8.870015	9.336438	5.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.170156	13.261156	8.96%	0
2013	9.117515	12.170156	33.48%	0
2012	8.122539	9.117515	12.25%	0
2011	8.276274	8.122539	-1.86%	0
2010	6.807388	8.276274	21.58%	0
2009	5.420543	6.807388	25.58%	0
2008	10.483018	5.420543	-48.29%	0
2007	8.432255	10.483018	24.32%	0
2006	8.061206	8.432255	4.60%	0
2005	7.783662	8.061206	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.370547	10.194482	8.79%	0
2013	7.030630	9.370547	33.28%	0
2012	6.271212	7.030630	12.11%	0
2011	6.401013	6.271212	-2.03%	0
2010	5.273219	6.401013	21.39%	0
2009	4.204926	5.273219	25.41%	0
2008	8.143535	4.204926	-48.36%	0
2007	6.561345	8.143535	24.11%	0
2006	6.282012	6.561345	4.45%	0
2005	6.075524	6.282012	3.40%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.876135	12.754213	-0.95%	0
2013	12.409954	12.876135	3.76%	0
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
2009	6.929489	9.763751	40.90%	0
2008	9.436010	6.929489	-26.56%	0
2007	9.380419	9.436010	0.59%	0
2006	8.608998	9.380419	8.96%	0
2005	8.568021	8.608998	0.48%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.768411	13.615056	-1.11%	0
2013	13.291976	13.768411	3.58%	0
2012	11.901129	13.291976	11.69%	0
2011	11.708344	11.901129	1.65%	0
2010	10.510157	11.708344	11.40%	0
2009	7.475405	10.510157	40.60%	0
2008	10.189927	7.475405	-26.64%	0
2007	10.141209	10.189927	0.48%	0
2006	9.320057	10.141209	8.81%	0
2005	9.294808	9.320057	0.27%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.120664	14.603214	11.30%	0
2013	10.123966	13.120664	29.60%	0
2012	8.912561	10.123966	13.59%	0
2011	8.912348	8.912561	0.00%	0
2010	7.906310	8.912348	12.72%	0
2009	6.372236	7.906310	24.07%	0
2008	10.321191	6.372236	-38.26%	0
2007	9.989611	10.321191	3.32%	0
2006	8.807543	9.989611	13.42%	0
2005	8.573187	8.807543	2.73%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.124948	16.723398	3.71%	0
2013	16.751836	16.124948	-3.74%	0
2012	16.142435	16.751836	3.78%	0
2011	15.345528	16.142435	5.19%	0
2010	14.524973	15.345528	5.65%	0
2009	12.807558	14.524973	13.41%	0
2008	13.507878	12.807558	-5.18%	0
2007	13.210731	13.507878	2.25%	0
2006	12.917786	13.210731	2.27%	0
2005	12.897993	12.917786	0.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	47.475083	49.408368	4.07%	0
2013	35.603783	47.475083	33.34%	0
2012	31.661805	35.603783	12.45%	0
2011	36.184810	31.661805	-12.50%	0
2010	28.688135	36.184810	26.13%	0
2009	20.907344	28.688135	37.22%	0
2008	35.269184	20.907344	-40.72%	0
2007	31.166169	35.269184	13.16%	0
2006	28.244399	31.166169	10.34%	0
2005	24.380625	28.244399	15.85%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.420417	30.571030	3.91%	0
2013	22.095073	29.420417	33.15%	2,762
2012	19.680976	22.095073	12.27%	2,976
2011	22.526738	19.680976	-12.63%	5,834
2010	17.877988	22.526738	26.00%	6,082
2009	13.053652	17.877988	36.96%	6,788
2008	22.056356	13.053652	-40.82%	7,369
2007	19.515559	22.056356	13.02%	6,620
2006	17.715488	19.515559	10.16%	6,809
2005	15.316433	17.715488	15.66%	6,312
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.504279	10.295225	-1.99%	0
2013	10.715541	10.504279	-1.97%	0
2012	10.919978	10.715541	-1.87%	0
2011	11.130061	10.919978	-1.89%	0
2010	11.329672	11.130061	-1.76%	0
2009	11.478144	11.329672	-1.29%	0
2008	11.368118	11.478144	0.97%	0
2007	11.030017	11.368118	3.07%	0
2006	10.729730	11.030017	2.80%	0
2005	10.624741	10.729730	0.99%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.885382	12.497094	-10.00%	0
2013	10.867417	13.885382	27.77%	0
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	10.73%	0
2009	8.265661	10.241894	23.91%	0
2008	15.025802	8.265661	-44.99%	0
2007	13.082933	15.025802	14.85%	0
2006	11.317935	13.082933	15.59%	0
2005	9.706658	11.317935	16.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	11.034504	9.916556	-10.13%	0
2013	8.650116	11.034504	27.56%	0
2012	7.332737	8.650116	17.97%	0
2011	9.051792	7.332737	-18.99%	0
2010	8.186143	9.051792	10.57%	0
2009	6.617980	8.186143	23.70%	0
2008	12.050897	6.617980	-45.08%	0
2007	10.506477	12.050897	14.70%	0
2006	9.102530	10.506477	15.42%	0
2005	7.819078	9.102530	16.41%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	15.902646	17.346540	9.08%	0
2013	12.266023	15.902646	29.65%	0
2012	10.361531	12.266023	18.38%	0
2011	10.849199	10.361531	-4.49%	0
2010	9.403027	10.849199	15.38%	0
2009	6.740663	9.403027	39.50%	0
2008	12.864494	6.740663	-47.60%	0
2007	12.871927	12.864494	-0.06%	0
2006	11.464984	12.871927	12.27%	0
2005	11.027501	11.464984	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.603144	16.989325	8.88%	0
2013	12.045098	15.603144	29.54%	0
2012	10.196218	12.045098	18.13%	0
2011	10.690242	10.196218	-4.62%	0
2010	9.282337	10.690242	15.17%	0
2009	6.665355	9.282337	39.26%	0
2008	12.737852	6.665355	-47.67%	0
2007	12.761805	12.737852	-0.19%	0
2006	11.381600	12.761805	12.13%	0
2005	10.972722	11.381600	3.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.992133	21.949044	4.56%	0
2013	16.420935	20.992133	27.84%	0
2012	13.183822	16.420935	24.55%	0
2011	14.758302	13.183822	-10.67%	0
2010	11.908774	14.758302	23.93%	0
2009	7.720500	11.908774	54.25%	0
2008	16.136518	7.720500	-52.16%	0
2007	15.594406	16.136518	3.48%	0
2006	13.693727	15.594406	13.88%	0
2005	13.624325	13.693727	0.51%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.499378	20.353968	4.38%	0
2013	15.283821	19.499378	27.58%	0
2012	12.274393	15.283821	24.52%	0
2011	13.768857	12.274393	-10.85%	0
2010	11.120634	13.768857	23.81%	0
2009	7.220757	11.120634	54.01%	0
2008	15.126139	7.220757	-52.26%	0
2007	14.639949	15.126139	3.32%	0
2006	12.876566	14.639949	13.69%	0
2005	12.827303	12.876566	0.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	18.930077	20.222221	6.83%	0
2013	14.852723	18.930077	27.45%	0
2012	13.511455	14.852723	9.93%	0
2011	12.970341	13.511455	4.17%	0
2010	10.943301	12.970341	18.52%	0
2009	9.489557	10.943301	15.32%	0
2008	13.254744	9.489557	-28.41%	0
2007	13.861398	13.254744	-4.38%	0
2006	12.044316	13.861398	15.09%	0
2005	11.852910	12.044316	1.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.722344	15.476945	-12.67%	0
2013	14.669666	17.722344	20.81%	0
2012	12.622412	14.669666	16.22%	0
2011	14.381813	12.622412	-12.23%	0
2010	13.503615	14.381813	6.50%	0
2009	10.032768	13.503615	34.60%	0
2008	17.130216	10.032768	-41.43%	0
2007	15.097909	17.130216	13.46%	0
2006	12.658514	15.097909	19.27%	0
2005	11.691278	12.658514	8.27%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.524615	15.396858	6.01%	0
2013	10.601830	14.524615	37.00%	0
2012	9.540522	10.601830	11.12%	0
2011	10.399406	9.540522	-8.26%	0
2010	8.875011	10.399406	17.18%	0
2009	5.467229	8.875011	62.33%	0
2008	10.964020	5.467229	-50.13%	0
2007	9.592436	10.964020	14.30%	0
2006	9.537357	9.592436	0.58%	0
2005	9.040867	9.537357	5.49%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.465788	18.674151	6.92%	0
2013	13.137993	17.465788	32.94%	0
2012	11.273283	13.137993	16.54%	0
2011	11.750609	11.273283	-4.06%	0
2010	10.363584	11.750609	13.38%	0
2009	8.235574	10.363584	25.84%	0
2008	13.090632	8.235574	-37.09%	0
2007	13.677733	13.090632	-4.29%	0
2006	12.026439	13.677733	13.73%	0
2005	11.786744	12.026439	2.03%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.597481	15.470876	5.98%	0
2013	11.524451	14.597481	26.67%	0
2012	10.326627	11.524451	11.60%	0
2011	10.543614	10.326627	-2.06%	0
2010	9.820292	10.543614	7.37%	0
2009	7.810499	9.820292	25.73%	0
2008	11.409064	7.810499	-31.54%	0
2007	10.769074	11.409064	5.94%	0
2006*	10.000000	10.769074	7.69%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.326773	15.141882	5.69%	0
2013	11.338238	14.326773	26.36%	0
2012	10.183812	11.338238	11.34%	0
2011	10.421819	10.183812	-2.28%	0
2010	9.734082	10.421819	7.07%	0
2009	7.761012	9.734082	25.42%	0
2008	11.365976	7.761012	-31.72%	0
2007	10.752070	11.365976	5.71%	0
2006*	10.000000	10.752070	7.52%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.330276	20.922395	-1.91%	0
2013	18.333805	21.330276	16.34%	0
2012	16.232563	18.333805	12.94%	0
2011	17.808472	16.232563	-8.85%	0
2010	16.137015	17.808472	10.36%	0
2009	12.205198	16.137015	32.21%	0
2008	20.948664	12.205198	-41.74%	0
2007	18.679761	20.948664	12.15%	0
2006	14.904342	18.679761	25.33%	0
2005	12.920330	14.904342	15.36%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.485454	18.918995	2.35%	0
2013	14.643174	18.485454	26.24%	0
2012	13.467388	14.643174	8.73%	0
2011	14.677868	13.467388	-8.25%	0
2010	13.124925	14.677868	11.83%	0
2009	10.285336	13.124925	27.61%	0
2008	14.683111	10.285336	-29.95%	0
2007	13.678236	14.683111	7.35%	0
2006	12.546132	13.678236	9.02%	0
2005	11.895441	12.546132	5.47%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.016646	13.781490	5.88%	0
2013	9.693955	13.016646	34.28%	0
2012*	10.000000	9.693955	-3.06%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.408359	-5.92%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.037763	12.806654	6.39%	0
2013	8.951713	12.037763	34.47%	0
2012	7.846228	8.951713	14.09%	0
2011	8.532029	7.846228	-8.04%	0
2010	6.738150	8.532029	26.62%	0
2009	4.867711	6.738150	38.43%	0
2008	10.261774	4.867711	-52.56%	0
2007	9.562947	10.261774	7.31%	0
2006	9.538524	9.562947	0.26%	0
2005	9.462252	9.538524	0.81%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.201934	18.314022	-9.35%	0
2013	14.597201	20.201934	38.40%	0
2012	12.320968	14.597201	18.47%	0
2011	14.045995	12.320968	-12.28%	0
2010	10.543113	14.045995	33.22%	0
2009	6.603319	10.543113	59.66%	0
2008	11.141451	6.603319	-40.73%	0
2007	11.119839	11.141451	0.19%	0
2006	10.047079	11.119839	10.68%	0
2005	9.760432	10.047079	2.94%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.278867	20.820876	8.00%	0
2013	14.507875	19.278867	32.89%	0
2012	12.775566	14.507875	13.56%	0
2011	13.096854	12.775566	-2.45%	0
2010	12.016178	13.096854	8.99%	0
2009	10.013295	12.016178	20.00%	0
2008	15.192368	10.013295	-34.09%	0
2007	14.409853	15.192368	5.43%	0
2006	12.201111	14.409853	18.10%	0
2005	11.693186	12.201111	4.34%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.635577	14.505331	-0.89%	7,722
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.415262	13.803048	2.89%	0
2013	11.103511	13.415262	20.82%	0
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	0
2010	9.017389	9.899139	9.78%	0
2009	7.455703	9.017389	20.95%	0
2008	10.833923	7.455703	-31.18%	0
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.767219	11.077207	2.88%	0
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	0
2010	10.186610	10.580908	3.87%	0
2009	9.268369	10.186610	9.91%	0
2008	10.493465	9.268369	-11.67%	0
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
2009	6.130054	8.337279	36.01%	0
2008	11.213159	6.130054	-45.33%	0
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.817868	12.766017	8.02%	0
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	0
2010	7.586684	8.251065	8.76%	0
2009	5.923551	7.586684	28.08%	0
2008	9.759595	5.923551	-39.31%	0
2007*	10.000000	9.759595	-2.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.796910	-2.03%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.417002	14.542793	8.39%	0
2013	9.865976	13.417002	35.99%	0
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.637677	11.981478	2.95%	0
2013	12.106622	11.637677	-3.87%	0
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	4.92%	0
2009	9.812152	10.460628	6.61%	0
2008*	10.000000	9.812152	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.076442	22.242721	-7.62%	0
2013	24.462901	24.076442	-1.58%	0
2012	21.337877	24.462901	14.65%	0
2011	28.129178	21.337877	-24.14%	0
2010	24.762342	28.129178	13.60%	0
2009	15.493149	24.762342	59.83%	0
2008	37.580654	15.493149	-58.77%	0
2007	26.414265	37.580654	42.27%	0
2006	19.771613	26.414265	33.60%	0
2005	15.244923	19.771613	29.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.772798	13.089274	2.48%	0
2013	13.584414	12.772798	-5.97%	0
2012	13.451160	13.584414	0.99%	0
2011	12.796487	13.451160	5.12%	0
2010	12.461721	12.796487	2.69%	0
2009	12.383105	12.461721	0.63%	0
2008	11.730245	12.383105	5.57%	0
2007	11.171224	11.730245	5.00%	0
2006	11.030025	11.171224	1.28%	0
2005	10.898807	11.030025	1.20%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
2010	6.893687	7.634417	10.75%	0
2009	5.434017	6.893687	26.86%	0
2008*	10.000000	5.434017	-45.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.309086	17.808555	2.89%	0
2013	13.880185	17.309086	24.70%	0
2012	12.220621	13.880185	13.58%	0
2011	12.979833	12.220621	-5.85%	0
2010	11.554270	12.979833	12.34%	673
2009	9.268528	11.554270	24.66%	351
2008	14.975533	9.268528	-38.11%	442
2007	14.423449	14.975533	3.83%	442
2006	12.592777	14.423449	14.54%	442
2005	11.904773	12.592777	5.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.700472	12.930679	1.81%	0
2013	12.362343	12.700472	2.74%	0
2012	11.994469	12.362343	3.07%	0
2011	11.890182	11.994469	0.88%	0
2010	11.457627	11.890182	3.78%	0
2009	10.717782	11.457627	6.90%	0
2008	11.637444	10.717782	-7.90%	0
2007	11.269790	11.637444	3.26%	0
2006	10.831478	11.269790	4.05%	0
2005	10.698139	10.831478	1.25%	2,631

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.411062	15.885341	3.08%	0
2013	13.483539	15.411062	14.30%	0
2012	12.416839	13.483539	8.59%	0
2011	12.674820	12.416839	-2.04%	0
2010	11.660731	12.674820	8.70%	2,200
2009	9.987539	11.660731	16.75%	2,200
2008	13.269536	9.987539	-24.73%	1,707
2007	12.816472	13.269536	3.54%	1,707
2006	11.743990	12.816472	9.13%	1,707
2005	11.375064	11.743990	3.24%	1,707
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.656450	17.132464	2.86%	0
2013	13.888377	16.656450	19.93%	0
2012	12.458185	13.888377	11.48%	0
2011	12.988135	12.458185	-4.08%	0
2010	11.745567	12.988135	10.58%	0
2009	9.635038	11.745567	21.90%	0
2008	14.330455	9.635038	-32.77%	0
2007	13.777166	14.330455	4.02%	0
2006	12.272956	13.777166	12.26%	0
2005	11.695554	12.272956	4.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.276842	14.654412	2.64%	0
2013	13.184468	14.276842	8.29%	0
2012	12.452983	13.184468	5.87%	0
2011	12.449767	12.452983	0.03%	0
2010	11.706733	12.449767	6.35%	0
2009	10.427276	11.706733	12.27%	0
2008	12.524365	10.427276	-16.74%	0
2007	12.073892	12.524365	3.73%	0
2006	11.362557	12.073892	6.26%	0
2005	11.096022	11.362557	2.40%	512
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.511466	21.870124	6.62%	0
2013	15.310433	20.511466	33.97%	0
2012	13.163853	15.310433	16.31%	0
2011	13.738825	13.163853	-4.19%	0
2010	12.885161	13.738825	6.63%	0
2009*	10.000000	12.885161	28.85%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	5,547
2012	13.072444	15.170352	16.05%	5,960
2011	13.680001	13.072444	-4.44%	12,245
2010	12.863456	13.680001	6.35%	13,548
2009*	10.000000	12.863456	28.63%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.805859	24.455166	7.23%	0
2013	17.490703	22.805859	30.39%	0
2012	15.193670	17.490703	15.12%	0
2011	15.907893	15.193670	-4.49%	0
2010	12.862130	15.907893	23.68%	0
2009	9.597141	12.862130	34.02%	0
2008	15.413782	9.597141	-37.74%	0
2007	14.624521	15.413782	5.40%	0
2006	13.579275	14.624521	7.70%	0
2005	12.360108	13.579275	9.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	21.240266	22.725466	6.99%	1,999
2013	16.319574	21.240266	30.15%	0
2012	14.200274	16.319574	14.92%	0
2011	14.888266	14.200274	-4.62%	0
2010	12.069872	14.888266	23.35%	0
2009	9.022788	12.069872	33.77%	0
2008	14.525877	9.022788	-37.88%	0
2007	13.806181	14.525877	5.21%	0
2006	12.836571	13.806181	7.55%	0
2005	11.705067	12.836571	9.67%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.256420	9.071292	-2.00%	0
2013	9.445328	9.256420	-2.00%	12,382
2012	9.638619	9.445328	-2.01%	10,003
2011	9.834772	9.638619	-1.99%	18,047
2010	10.035465	9.834772	-2.00%	18,339
2009	10.235974	10.035465	-1.96%	16,036
2008	10.234681	10.235974	0.01%	12,163
2007	9.967018	10.234681	2.69%	19,429
2006	9.729109	9.967018	2.45%	18,207
2005	9.669135	9.729109	0.62%	16,723
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
2011	8.988754	7.961507	-11.43%	0
2010	8.059411	8.988754	11.53%	0
2009	6.042180	8.059411	33.39%	0
2008*	10.000000	6.042180	-39.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.982632	-10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.966221	-10.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
2010	7.954801	8.993135	13.05%	0
2009	6.275218	7.954801	26.77%	0
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	0
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.604811	13.828628	1.65%	0
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	0
2011	9.520352	8.915007	-6.36%	0
2010	7.681338	9.520352	23.94%	0
2009	6.185976	7.681338	24.17%	0
2008*	10.000000	6.185976	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	0
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.403568	14.473758	0.49%	0
2013	10.209987	14.403568	41.07%	0
2012	9.212641	10.209987	10.83%	0
2011	9.481943	9.212641	-2.84%	0
2010	7.733752	9.481943	22.60%	0
2009	6.204738	7.733752	24.64%	0
2008	11.842952	6.204738	-47.61%	0
2007	11.037371	11.842952	7.30%	0
2006	10.935604	11.037371	0.93%	0
2005	10.356916	10.935604	5.59%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	22.033072	23.108655	4.88%	0
2013	16.013060	22.033072	37.59%	0
2012	13.566794	16.013060	18.03%	0
2011	14.582567	13.566794	-6.97%	0
2010	11.753028	14.582567	24.07%	0
2009	9.501962	11.753028	23.69%	0
2008	14.291216	9.501962	-33.51%	0
2007	15.664557	14.291216	-8.77%	0
2006	13.626769	15.664557	14.95%	0
2005	13.489499	13.626769	1.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	19.892797	20.813820	4.63%	0
2013	14.496450	19.892797	37.23%	0
2012	12.296202	14.496450	17.89%	0
2011	13.270351	12.296202	-7.34%	0
2010	10.706455	13.270351	23.95%	0
2009	8.680245	10.706455	23.34%	0
2008	13.083863	8.680245	-33.66%	0
2007	14.392921	13.083863	-9.10%	0
2006	12.541618	14.392921	14.76%	0
2005	12.450524	12.541618	0.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	22.671372	22.399003	-1.20%	0
2013	16.417749	22.671372	38.09%	0
2012	14.504931	16.417749	13.19%	0
2011	15.671589	14.504931	-7.44%	0
2010	12.760261	15.671589	22.82%	0
2009	9.666295	12.760261	32.01%	0
2008	15.958307	9.666295	-39.43%	0
2007	15.945845	15.958307	0.08%	0
2006	14.522150	15.945845	9.80%	0
2005	13.192610	14.522150	10.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.563171	22.234796	-1.46%	0
2013	16.380774	22.563171	37.74%	3,587
2012	14.506905	16.380774	12.92%	4,046
2011	15.714334	14.506905	-7.68%	8,135
2010	12.829889	15.714334	22.48%	8,162
2009	9.738716	12.829889	31.74%	8,807
2008	16.121027	9.738716	-39.59%	9,101
2007	16.145979	16.121027	-0.15%	8,175
2006	14.742091	16.145979	9.52%	7,644
2005	13.429625	14.742091	9.77%	7,482

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.338279	13.520301	9.58%	0
2013	9.626079	12.338279	28.18%	0
2012	8.628212	9.626079	11.57%	0
2011	8.770769	8.628212	-1.63%	0
2010	7.904406	8.770769	10.96%	0
2009	6.423977	7.904406	23.05%	0
2008	11.227110	6.423977	-42.78%	0
2007	10.619272	11.227110	5.72%	0
2006*	10.000000	10.619272	6.19%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.719822	19.168302	8.17%	0
2013	13.140127	17.719822	34.85%	0
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0
2007	13.108220	13.822570	5.45%	0
2006	11.763111	13.108220	11.43%	0
2005	11.232231	11.763111	4.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	21.093726	21.145670	0.25%	0
2013	16.907166	21.093726	24.76%	0
2012	14.227479	16.907166	18.83%	0
2011	15.829696	14.227479	-10.12%	0
2010	13.928734	15.829696	13.65%	0
2009	10.168716	13.928734	36.98%	0
2008	17.348921	10.168716	-41.39%	0
2007	16.652617	17.348921	4.18%	0
2006	14.437238	16.652617	15.34%	0
2005	12.887088	14.437238	12.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.448194	20.451209	0.01%	0
2013	16.430531	20.448194	24.45%	0
2012	13.862315	16.430531	18.53%	0
2011	15.463332	13.862315	-10.35%	0
2010	13.637184	15.463332	13.39%	0
2009	9.985695	13.637184	36.57%	0
2008	17.077327	9.985695	-41.53%	0
2007	16.428712	17.077327	3.95%	0
2006	14.282980	16.428712	15.02%	0
2005	12.777097	14.282980	11.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.926512	10.004117	0.78%	0
2013	10.142534	9.926512	-2.13%	0
2012*	10.000000	10.142534	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	16.838048	16.912410	0.44%	0
2013	17.244983	16.838048	-2.36%	0
2012	15.552671	17.244983	10.88%	0
2011	15.766911	15.552671	-1.36%	0
2010	14.017774	15.766911	12.48%	0
2009	12.080055	14.017774	16.04%	0
2008	14.414634	12.080055	-16.20%	0
2007	13.427735	14.414634	7.35%	0
2006	12.776789	13.427735	5.09%	0
2005	12.721445	12.776789	0.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.991116	-10.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.733957	17.022982	8.19%	0
2013	12.214744	15.733957	28.81%	0
2012	10.689176	12.214744	14.27%	0
2011	10.941283	10.689176	-2.30%	0
2010	9.638981	10.941283	13.51%	0
2009	7.684510	9.638981	25.43%	0
2008	12.776791	7.684510	-39.86%	0
2007	12.519221	12.776791	2.06%	0
2006	11.131200	12.519221	12.47%	0
2005	10.741068	11.131200	3.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	24.540419	26.919594	9.69%	0
2013	17.757456	24.540419	38.20%	0
2012	15.358163	17.757456	15.62%	0
2011	16.025532	15.358163	-4.16%	0
2010	13.250771	16.025532	20.94%	0
2009	9.855468	13.250771	34.45%	0
2008	16.176541	9.855468	-39.08%	0
2007	16.710714	16.176541	-3.20%	0
2006	14.827067	16.710714	12.70%	0
2005	13.763256	14.827067	7.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.351532	15.703670	9.42%	3,304
2013	10.413795	14.351532	37.81%	0
2012	9.031003	10.413795	15.31%	0
2011	9.439896	9.031003	-4.33%	0
2010	7.827619	9.439896	20.60%	0
2009	5.835213	7.827619	34.14%	0
2008	9.604716	5.835213	-39.25%	0
2007	9.940208	9.604716	-3.38%	0
2006*	10.000000	9.940208	-0.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.654692	-3.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.894538	19.418842	8.52%	0
2013	13.458053	17.894538	32.97%	0
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	0
2007	15.638555	14.398624	-7.93%	0
2006	13.766406	15.638555	13.60%	0
2005	13.348624	13.766406	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	14.962539	13.669395	-8.64%	0
2013	11.921325	14.962539	25.51%	0
2012	9.978289	11.921325	19.47%	0
2011	12.257402	9.978289	-18.59%	0
2010	11.367633	12.257402	7.83%	0
2009	9.307018	11.367633	22.14%	0
2008	16.944843	9.307018	-45.07%	0
2007	15.957415	16.944843	6.19%	0
2006	12.748325	15.957415	25.17%	0
2005	11.593582	12.748325	9.96%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	20.073702	20.347755	1.37%	0
2013	14.671916	20.073702	36.82%	0
2012	12.743509	14.671916	15.13%	0
2011	13.648189	12.743509	-6.63%	0
2010	11.054182	13.648189	23.47%	0
2009	8.575695	11.054182	28.90%	0
2008	14.431592	8.575695	-40.58%	0
2007	16.874186	14.431592	-14.48%	0
2006	14.678882	16.874186	14.96%	0
2005	13.993523	14.678882	4.90%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.974539	18.252149	7.53%	0
2013	12.051251	16.974539	40.85%	0
2012	10.765961	12.051251	11.94%	0
2011	13.372127	10.765961	-19.49%	0
2010	11.295539	13.372127	18.38%	0
2009	7.032473	11.295539	60.62%	0
2008	11.396687	7.032473	-38.29%	0
2007	11.022101	11.396687	3.40%	0
2006	10.666648	11.022101	3.33%	0
2005	10.297477	10.666648	3.59%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
2007	10.627583	10.957326	3.10%	0
2006	10.471001	10.627583	1.50%	0
2005	10.279707	10.471001	1.86%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.547371	22.643000	-3.84%	0
2013	15.993807	23.547371	47.23%	0
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0
2009*	10.000000	13.024972	30.25%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.162154	17.301578	7.05%	0
2013	12.259382	16.162154	31.83%	0
2012	10.675591	12.259382	14.84%	0
2011	10.274830	10.675591	3.90%	0
2010	9.299500	10.274830	10.49%	0
2009	7.888844	9.299500	17.88%	0
2008	13.581033	7.888844	-41.91%	0
2007	13.224090	13.581033	2.70%	0
2006	11.540070	13.224090	14.59%	0
2005	11.263222	11.540070	2.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.429688	15.053079	-8.38%	0
2013	13.666980	16.429688	20.21%	0
2012	12.219216	13.666980	11.85%	0
2011	15.484633	12.219216	-21.09%	0
2010	15.156796	15.484633	2.16%	0
2009	11.517012	15.156796	31.60%	0
2008	25.169998	11.517012	-54.24%	0
2007	24.340921	25.169998	3.41%	0
2006	18.390265	24.340921	32.36%	0
2005	16.112161	18.390265	14.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.178232	15.809635	11.51%	0
2013	10.565637	14.178232	34.19%	0
2012	9.289525	10.565637	13.74%	0
2011	9.804436	9.289525	-5.72%	0
2010	9.113498	9.804436	7.58%	0
2009	6.786142	9.113498	34.30%	0
2008	11.513086	6.786142	-41.06%	0
2007	10.346724	11.513086	11.27%	0
2006	10.630868	10.346724	-2.67%	0
2005	9.449990	10.630868	12.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.656952	27.379191	6.71%	0
2013	19.031192	25.656952	34.82%	0
2012	16.401235	19.031192	16.04%	0
2011	18.323800	16.401235	-10.49%	0
2010	14.777630	18.323800	24.00%	0
2009	10.575612	14.777630	39.73%	0
2008	16.804643	10.575612	-37.07%	0
2007	16.900144	16.804643	-0.57%	0
2006	15.107334	16.900144	11.87%	0
2005	14.463432	15.107334	4.45%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.667885	24.369982	2.97%	0
2013	17.171545	23.667885	37.83%	0
2012	15.147290	17.171545	13.36%	0
2011	15.377142	15.147290	-1.49%	0
2010	12.476380	15.377142	23.25%	0
2009	10.187872	12.476380	22.46%	0
2008	15.055851	10.187872	-32.33%	0
2007	15.474096	15.055851	-2.70%	0
2006	13.807289	15.474096	12.07%	0
2005	13.144576	13.807289	5.04%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.720676	17.469919	11.13%	0
2013	11.946571	15.720676	31.59%	0
2012	10.892777	11.946571	9.67%	0
2011	11.020946	10.892777	-1.16%	0
2010	9.799533	11.020946	12.46%	0
2009	7.479752	9.799533	31.01%	0
2008	11.645525	7.479752	-35.77%	0
2007	11.031712	11.645525	5.56%	0
2006	10.313076	11.031712	6.97%	0
2005	10.160922	10.313076	1.50%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.214073	19.124742	11.10%	0
2013	13.310956	17.214073	29.32%	0
2012	11.742196	13.310956	13.36%	0
2011	11.766494	11.742196	-0.21%	0
2010	10.460408	11.766494	12.49%	0
2009	8.453225	10.460408	23.74%	0
2008	13.730091	8.453225	-38.43%	0
2007	13.319071	13.730091	3.09%	0
2006	11.772512	13.319071	13.14%	0
2005	11.479596	11.772512	2.55%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.128079	21.191170	10.79%	0
2013	14.827198	19.128079	29.01%	0
2012	13.109595	14.827198	13.10%	0
2011	13.169987	13.109595	-0.46%	0
2010	11.738940	13.169987	12.19%	0
2009	9.508226	11.738940	23.46%	0
2008	15.487701	9.508226	-38.61%	0
2007	15.061819	15.487701	2.83%	0
2006	13.346625	15.061819	12.85%	0
2005	13.046686	13.346625	2.30%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.861315	-1.39%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.288075	20.353194	0.32%	0
2013	19.406740	20.288075	4.54%	0
2012	17.334048	19.406740	11.96%	0
2011	16.865697	17.334048	2.78%	0
2010	15.053418	16.865697	12.04%	0
2009	10.079066	15.053418	49.35%	0
2008	13.923551	10.079066	-27.61%	0
2007	13.777673	13.923551	1.06%	0
2006	12.720918	13.777673	8.31%	0
2005	12.698000	12.720918	0.18%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.014826	11.611897	-3.35%	0
2013	10.563951	12.014826	13.73%	0
2012	9.802682	10.563951	7.77%	0
2011	10.590860	9.802682	-7.44%	0
2010	9.567799	10.590860	10.69%	0
2009	8.624024	9.567799	10.94%	0
2008	12.518773	8.624024	-31.11%	0
2007	11.658171	12.518773	7.38%	0
2006	10.279188	11.658171	13.42%	0
2005	10.318778	10.279188	-0.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	13.895972	14.127397	1.67%	0
2013	14.041477	13.895972	-1.04%	0
2012	13.065806	14.041477	7.47%	0
2011	13.042126	13.065806	0.18%	0
2010	12.271411	13.042126	6.28%	0
2009	10.402394	12.271411	17.97%	0
2008	11.454934	10.402394	-9.19%	0
2007	11.098462	11.454934	3.21%	0
2006	10.878191	11.098462	2.02%	0
2005	10.962998	10.878191	-0.77%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.638165	13.827855	1.39%	0
2013	13.819888	13.638165	-1.31%	0
2012	12.892006	13.819888	7.20%	0
2011	12.904234	12.892006	-0.09%	0
2010	12.166598	12.904234	6.06%	0
2009	10.337527	12.166598	17.69%	0
2008	11.416135	10.337527	-9.45%	0
2007	11.086493	11.416135	2.97%	0
2006	10.890980	11.086493	1.80%	0
2005	11.009630	10.890980	-1.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	13.955131	14.446208	3.52%	0
2013	12.331741	13.955131	13.16%	0
2012	11.198893	12.331741	10.12%	0
2011	11.748604	11.198893	-4.68%	0
2010	10.508330	11.748604	11.80%	0
2009	8.320267	10.508330	26.30%	0
2008	11.934060	8.320267	-30.28%	0
2007	10.562876	11.934060	12.98%	0
2006	10.055779	10.562876	5.04%	0
2005	9.877643	10.055779	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	13.009439	13.448496	3.37%	0
2013	11.515295	13.009439	12.98%	0
2012	10.475178	11.515295	9.93%	0
2011	11.003811	10.475178	-4.80%	0
2010	9.857531	11.003811	11.63%	0
2009	7.815852	9.857531	26.12%	0
2008	11.224125	7.815852	-30.37%	0
2007	9.950372	11.224125	12.80%	0
2006	9.481474	9.950372	4.95%	0
2005	9.326726	9.481474	1.66%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.379437	12.822917	3.58%	0
2013	10.330742	12.379437	19.83%	0
2012	9.144963	10.330742	12.97%	0
2011	9.959929	9.144963	-8.18%	0
2010	8.752402	9.959929	13.80%	0
2009	6.729125	8.752402	30.07%	0
2008	10.714238	6.729125	-37.19%	0
2007	9.202695	10.714238	16.43%	0
2006	8.792574	9.202695	4.66%	0
2005	8.648190	8.792574	1.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.329282	11.713295	3.39%	0
2013	9.473749	11.329282	19.59%	0
2012	8.402530	9.473749	12.75%	0
2011	9.170461	8.402530	-8.37%	0
2010	8.069233	9.170461	13.65%	0
2009	6.221647	8.069233	29.70%	0
2008	9.916137	6.221647	-37.26%	0
2007	8.536754	9.916137	16.16%	0
2006	8.165845	8.536754	4.54%	0
2005	8.049291	8.165845	1.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.109973	15.215393	7.83%	0
2013	12.054642	14.109973	17.05%	0
2012	10.706590	12.054642	12.59%	0
2011	11.359449	10.706590	-5.75%	0
2010	9.828924	11.359449	15.57%	0
2009	7.252672	9.828924	35.52%	0
2008	11.223104	7.252672	-35.38%	0
2007	10.522870	11.223104	6.65%	0
2006	9.622475	10.522870	9.36%	0
2005	9.301503	9.622475	3.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.527675	15.655540	7.76%	0
2013	12.434022	14.527675	16.84%	0
2012	11.056252	12.434022	12.46%	0
2011	11.736203	11.056252	-5.79%	0
2010	10.174947	11.736203	15.34%	0
2009	7.509879	10.174947	35.49%	0
2008	11.643292	7.509879	-35.50%	0
2007	10.934818	11.643292	6.48%	0
2006	10.011789	10.934818	9.22%	0
2005	9.685446	10.011789	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	12.831488	13.936521	8.61%	0
2013	9.465911	12.831488	35.55%	0
2012	7.882513	9.465911	20.09%	0
2011	8.269169	7.882513	-4.68%	0
2010	7.150404	8.269169	15.65%	0
2009	5.371038	7.150404	33.13%	0
2008	9.324066	5.371038	-42.40%	0
2007	8.903658	9.324066	4.72%	0
2006	7.973668	8.903658	11.66%	0
2005	6.728342	7.973668	18.51%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.569652	13.624398	8.39%	0
2013	9.281924	12.569652	35.42%	0
2012	7.751951	9.281924	19.74%	0
2011	8.139157	7.751951	-4.76%	0
2010	7.042681	8.139157	15.57%	0
2009	5.295070	7.042681	33.00%	0
2008	9.217209	5.295070	-42.55%	0
2007	8.817773	9.217209	4.53%	122
2006	7.909168	8.817773	11.49%	122
2005	6.690730	7.909168	18.21%	122
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.370142	15.292619	6.42%	0
2013	11.460443	14.370142	25.39%	0
2012	9.984688	11.460443	14.78%	0
2011	10.106441	9.984688	-1.20%	0
2010	8.965123	10.106441	12.73%	0
2009	7.038920	8.965123	27.37%	0
2008	12.543105	7.038920	-43.88%	0
2007	12.628064	12.543105	-0.67%	0
2006	10.735822	12.628064	17.63%	0
2005	10.363157	10.735822	3.60%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.434488	16.400023	6.26%	0
2013	12.327058	15.434488	25.21%	0
2012	10.751882	12.327058	14.65%	0
2011	10.905042	10.751882	-1.40%	0
2010	9.687928	10.905042	12.56%	0
2009	7.615046	9.687928	27.22%	0
2008	13.595286	7.615046	-43.99%	0
2007	13.706987	13.595286	-0.81%	0
2006	11.667734	13.706987	17.48%	0
2005	11.282704	11.667734	3.41%	96
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.260448	14.337701	8.12%	0
2013	10.143738	13.260448	30.73%	0
2012	8.746945	10.143738	15.97%	0
2011	8.791211	8.746945	-0.50%	0
2010	7.827364	8.791211	12.31%	0
2009	6.284331	7.827364	24.55%	0
2008	11.019598	6.284331	-42.97%	0
2007	10.045875	11.019598	9.69%	0
2006	9.074813	10.045875	10.70%	0
2005	8.615607	9.074813	5.33%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.442206	14.513275	7.97%	0
2013	10.299047	13.442206	30.52%	0
2012	8.892433	10.299047	15.82%	0
2011	8.956447	8.892433	-0.71%	0
2010	7.982502	8.956447	12.20%	0
2009	6.416198	7.982502	24.41%	0
2008	11.274668	6.416198	-43.09%	0
2007	10.291538	11.274668	9.55%	0
2006	9.309506	10.291538	10.55%	0
2005	8.848925	9.309506	5.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.079423	13.155564	8.91%	0
2013	9.054158	12.079423	33.41%	0
2012	8.070220	9.054158	12.19%	0
2011	8.227155	8.070220	-1.91%	0
2010	6.770438	8.227155	21.52%	0
2009	5.393870	6.770438	25.52%	0
2008	10.436772	5.393870	-48.32%	0
2007	8.399362	10.436772	24.26%	0
2006	8.033852	8.399362	4.55%	0
2005	7.761188	8.033852	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.305410	10.118450	8.74%	0
2013	6.985308	9.305410	33.21%	0
2012	6.233965	6.985308	12.05%	0
2011	6.366225	6.233965	-2.08%	0
2010	5.247241	6.366225	21.33%	0
2009	4.186350	5.247241	25.34%	0
2008	8.111717	4.186350	-48.39%	0
2007	6.539064	8.111717	24.05%	0
2006	6.263873	6.539064	4.39%	0
2005	6.061065	6.263873	3.35%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
2007	9.343831	9.394378	0.54%	0
2006	8.579779	9.343831	8.91%	0
2005	8.543293	8.579779	0.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.672755	13.513568	-1.16%	0
2013	13.206366	13.672755	3.53%	0
2012	11.830532	13.206366	11.63%	0
2011	11.644814	11.830532	1.59%	0
2010	10.458476	11.644814	11.34%	0
2009	7.442434	10.458476	40.52%	0
2008	10.150165	7.442434	-26.68%	0
2007	10.106822	10.150165	0.43%	0
2006	9.293180	10.106822	8.76%	0
2005	9.272721	9.293180	0.22%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	13.022817	14.486915	11.24%	0
2013	10.053604	13.022817	29.53%	0
2012	8.855140	10.053604	13.53%	0
2011	8.859438	8.855140	-0.05%	0
2010	7.863369	8.859438	12.67%	0
2009	6.340872	7.863369	24.01%	0
2008	10.275660	6.340872	-38.29%	0
2007	9.950650	10.275660	3.27%	0
2006	8.777659	9.950650	13.36%	0
2005	8.548456	8.777659	2.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	16.004777	16.590297	3.66%	0
2013	16.635481	16.004777	-3.79%	0
2012	16.038512	16.635481	3.72%	0
2011	15.254491	16.038512	5.14%	0
2010	14.446173	15.254491	5.60%	0
2009	12.744578	14.446173	13.35%	0
2008	13.448313	12.744578	-5.23%	0
2007	13.159231	13.448313	2.20%	0
2006	12.873972	13.159231	2.22%	0
2005	12.860791	12.873972	0.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	47.121149	49.014992	4.02%	0
2013	35.356378	47.121149	33.27%	0
2012	31.457892	35.356378	12.39%	0
2011	35.970104	31.457892	-12.54%	0
2010	28.532452	35.970104	26.07%	0
2009	20.804496	28.532452	37.15%	0
2008	35.113649	20.804496	-40.75%	0
2007	31.044644	35.113649	13.11%	0
2006	28.148592	31.044644	10.29%	0
2005	24.310273	28.148592	15.79%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.215901	30.343017	3.86%	0
2013	21.952677	29.215901	33.09%	0
2012	19.564144	21.952677	12.21%	0
2011	22.404422	19.564144	-12.68%	0
2010	17.789984	22.404422	25.94%	0
2009	12.996033	17.789984	36.89%	0
2008	21.970244	12.996033	-40.85%	0
2007	19.449341	21.970244	12.96%	0
2006	17.664358	19.449341	10.10%	0
2005	15.279991	17.664358	15.60%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.425923	10.213214	-2.04%	0
2013	10.641031	10.425923	-2.02%	0
2012	10.849589	10.641031	-1.92%	0
2011	11.063950	10.849589	-1.94%	0
2010	11.268130	11.063950	-1.81%	0
2009	11.421623	11.268130	-1.34%	0
2008	11.317913	11.421623	0.92%	0
2007	10.986940	11.317913	3.01%	0
2006	10.693268	10.986940	2.75%	0
2005	10.594026	10.693268	0.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.781792	12.397539	-10.04%	0
2013	10.791841	13.781792	27.71%	0
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	0
2010	10.186256	11.273982	10.68%	0
2009	8.224965	10.186256	23.85%	0
2008	14.959481	8.224965	-45.02%	0
2007	13.031869	14.959481	14.79%	0
2006	11.279497	13.031869	15.54%	0
2005	9.678616	11.279497	16.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	10.957832	9.842626	-10.18%	0
2013	8.594397	10.957832	27.50%	0
2012	7.289234	8.594397	17.91%	0
2011	9.002680	7.289234	-19.03%	0
2010	8.145862	9.002680	10.52%	0
2009	6.588777	8.145862	23.63%	0
2008	12.003862	6.588777	-45.11%	0
2007	10.470834	12.003862	14.64%	0
2006	9.076267	10.470834	15.36%	0
2005	7.800477	9.076267	16.36%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	15.800833	17.226690	9.02%	0
2013	12.193705	15.800833	29.58%	0
2012	10.305710	12.193705	18.32%	0
2011	10.796255	10.305710	-4.54%	0
2010	9.361919	10.796255	15.32%	0
2009	6.714616	9.361919	39.43%	0
2008	12.821348	6.714616	-47.63%	0
2007	12.835334	12.821348	-0.11%	0
2006	11.438215	12.835334	12.21%	0
2005	11.007345	11.438215	3.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.503237	16.871929	8.83%	0
2013	11.974078	15.503237	29.47%	0
2012	10.141285	11.974078	18.07%	0
2011	10.638056	10.141285	-4.67%	0
2010	9.241740	10.638056	15.11%	0
2009	6.639591	9.241740	39.19%	0
2008	12.695115	6.639591	-47.70%	0
2007	12.725517	12.695115	-0.24%	0
2006	11.355020	12.725517	12.07%	0
2005	10.952670	11.355020	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.868485	21.808621	4.51%	0
2013	16.332531	20.868485	27.77%	0
2012	13.119542	16.332531	24.49%	0
2011	14.693828	13.119542	-10.71%	0
2010	11.862805	14.693828	23.86%	0
2009	7.694625	11.862805	54.17%	0
2008	16.090682	7.694625	-52.18%	0
2007	15.558096	16.090682	3.42%	0
2006	13.668800	15.558096	13.82%	0
2005	13.606436	13.668800	0.46%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.383573	20.222770	4.33%	0
2013	15.200809	19.383573	27.52%	0
2012	12.213973	15.200809	24.45%	0
2011	13.708059	12.213973	-10.90%	0
2010	11.077185	13.708059	23.75%	0
2009	7.196214	11.077185	53.93%	0
2008	15.082453	7.196214	-52.29%	0
2007	14.605151	15.082453	3.27%	0
2006	12.852492	14.605151	13.64%	0
2005	12.809829	12.852492	0.33%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	18.818537	20.092806	6.77%	0
2013	14.772738	18.818537	27.39%	0
2012	13.445568	14.772738	9.87%	0
2011	12.913662	13.445568	4.12%	0
2010	10.901031	12.913662	18.46%	0
2009	9.457731	10.901031	15.26%	0
2008	13.217059	9.457731	-28.44%	0
2007	13.829074	13.217059	-4.43%	0
2006	12.022348	13.829074	15.03%	0
2005	11.837316	12.022348	1.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.617910	15.377891	-12.71%	0
2013	14.590668	17.617910	20.75%	0
2012	12.560864	14.590668	16.16%	0
2011	14.318992	12.560864	-12.28%	0
2010	13.451486	14.318992	6.45%	0
2009	9.999145	13.451486	34.53%	0
2008	17.081556	9.999145	-41.46%	0
2007	15.062752	17.081556	13.40%	0
2006	12.635456	15.062752	19.21%	0
2005	11.675913	12.635456	8.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.436858	15.296025	5.95%	0
2013	10.543148	14.436858	36.93%	0
2012	9.492567	10.543148	11.07%	0
2011	10.352394	9.492567	-8.31%	0
2010	8.839407	10.352394	17.12%	0
2009	5.448069	8.839407	62.25%	0
2008	10.931204	5.448069	-50.16%	0
2007	9.568631	10.931204	14.24%	95
2006	9.518525	9.568631	0.53%	95
2005	9.027599	9.518525	5.44%	95

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.360237	18.551819	6.86%	0
2013	13.065252	17.360237	32.87%	0
2012	11.216602	13.065252	16.48%	0
2011	11.697490	11.216602	-4.11%	0
2010	10.322006	11.697490	13.33%	0
2009	8.206715	10.322006	25.78%	0
2008	13.051438	8.206715	-37.12%	0
2007	13.643785	13.051438	-4.34%	0
2006	12.002701	13.643785	13.67%	0
2005	11.769458	12.002701	1.98%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.540405	15.402528	5.93%	0
2013	11.485245	14.540405	26.60%	0
2012	10.296763	11.485245	11.54%	0
2011	10.518473	10.296763	-2.11%	0
2010	9.801869	10.518473	7.31%	0
2009	7.799829	9.801869	25.67%	0
2008	11.399301	7.799829	-31.58%	0
2007	10.765392	11.399301	5.89%	0
2006*	10.000000	10.765392	7.65%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.270739	15.074964	5.64%	0
2013	11.299660	14.270739	26.29%	0
2012	10.154351	11.299660	11.28%	0
2011	10.396962	10.154351	-2.33%	0
2010	9.715827	10.396962	7.01%	0
2009	7.750414	9.715827	25.36%	0
2008	11.356258	7.750414	-31.75%	0
2007	10.748394	11.356258	5.66%	0
2006*	10.000000	10.748394	7.48%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.201409	20.785378	-1.96%	0
2013	18.232330	21.201409	16.28%	0
2012	16.150970	18.232330	12.89%	0
2011	17.728005	16.150970	-8.90%	0
2010	16.072292	17.728005	10.30%	0
2009	12.162445	16.072292	32.15%	0
2008	20.885963	12.162445	-41.77%	0
2007	18.633403	20.885963	12.09%	0
2006	14.874913	18.633403	25.27%	0
2005	12.901375	14.874913	15.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.376565	18.797952	2.29%	0
2013	14.564345	18.376565	26.18%	0
2012	13.401742	14.564345	8.68%	0
2011	14.613763	13.401742	-8.29%	0
2010	13.074271	14.613763	11.77%	0
2009	10.250873	13.074271	27.54%	0
2008	14.641393	10.250873	-29.99%	0
2007	13.646374	14.641393	7.29%	0
2006	12.523281	13.646374	8.97%	0
2005	11.879805	12.523281	5.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	13.005508	13.762665	5.82%	0
2013	9.690611	13.005508	34.21%	0
2012*	10.000000	9.690611	-3.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.405156	-5.95%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	11.964969	12.722706	6.33%	0
2013	8.902117	11.964969	34.41%	0
2012	7.806745	8.902117	14.03%	0
2011	8.493427	7.806745	-8.08%	0
2010	6.711089	8.493427	26.56%	0
2009	4.850628	6.711089	38.36%	0
2008	10.231016	4.850628	-52.59%	0
2007	9.539183	10.231016	7.25%	0
2006	9.519661	9.539183	0.21%	0
2005	9.448349	9.519661	0.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.079836	18.194038	-9.39%	0
2013	14.516377	20.079836	38.33%	0
2012	12.259021	14.516377	18.41%	0
2011	13.982504	12.259021	-12.33%	0
2010	10.500804	13.982504	33.16%	0
2009	6.580185	10.500804	59.58%	0
2008	11.108098	6.580185	-40.76%	0
2007	11.092236	11.108098	0.14%	0
2006	10.027241	11.092236	10.62%	0
2005	9.746111	10.027241	2.88%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.162365	20.684479	7.94%	0
2013	14.427564	19.162365	32.82%	0
2012	12.711338	14.427564	13.50%	0
2011	13.037648	12.711338	-2.50%	0
2010	11.967952	13.037648	8.94%	0
2009	9.978196	11.967952	19.94%	0
2008	15.146862	9.978196	-34.12%	0
2007	14.374062	15.146862	5.38%	0
2006	12.177000	14.374062	18.04%	0
2005	11.676025	12.177000	4.29%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	0
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.793488	-2.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	0
2009	6.091458	7.832337	28.58%	0
2008*	10.000000	6.091458	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	0
2010	10.410060	10.887822	4.59%	0
2009	9.787083	10.410060	6.37%	0
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	23.930899	22.096979	-7.66%	0
2013	24.327438	23.930899	-1.63%	0
2012	21.230576	24.327438	14.59%	0
2011	28.002015	21.230576	-24.18%	0
2010	24.662975	28.002015	13.54%	0
2009	15.438846	24.662975	59.75%	0
2008	37.468144	15.438846	-58.79%	0
2007	26.348683	37.468144	42.20%	0
2006	19.732557	26.348683	33.53%	0
2005	15.222542	19.732557	29.63%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.695635	13.003568	2.43%	0
2013	13.509242	12.695635	-6.02%	0
2012	13.383575	13.509242	0.94%	0
2011	12.738672	13.383575	5.06%	0
2010	12.411756	12.738672	2.63%	0
2009	12.339755	12.411756	0.58%	0
2008	11.695144	12.339755	5.51%	0
2007	11.143505	11.695144	4.95%	0
2006	11.008261	11.143505	1.23%	0
2005	10.882837	11.008261	1.15%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	0
2009	5.432161	6.887836	26.80%	0
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.204536	17.691964	2.83%	0
2013	13.803392	17.204536	24.64%	0
2012	12.159225	13.803392	13.52%	0
2011	12.921206	12.159225	-5.90%	0
2010	11.507936	12.921206	12.28%	0
2009	9.236069	11.507936	24.60%	0
2008	14.930713	9.236069	-38.14%	0
2007	14.387661	14.930713	3.77%	0
2006	12.567923	14.387661	14.48%	0
2005	11.887323	12.567923	5.73%	93
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.623727	12.845978	1.76%	0
2013	12.293909	12.623727	2.68%	0
2012	11.934177	12.293909	3.01%	0
2011	11.836441	11.934177	0.83%	0
2010	11.411669	11.836441	3.72%	0
2009	10.680241	11.411669	6.85%	0
2008	11.602599	10.680241	-7.95%	0
2007	11.241807	11.602599	3.21%	0
2006	10.810079	11.241807	3.99%	0
2005	10.682437	10.810079	1.19%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.317967	15.781327	3.02%	0
2013	13.408918	15.317967	14.24%	0
2012	12.354447	13.408918	8.54%	0
2011	12.617565	12.354447	-2.09%	0
2010	11.613972	12.617565	8.64%	359
2009	9.952559	11.613972	16.69%	359
2008	13.229808	9.952559	-24.77%	638
2007	12.784662	13.229808	3.48%	1,151
2006	11.720796	12.784662	9.08%	1,151
2005	11.358376	11.720796	3.19%	1,151
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.555786	17.020239	2.81%	0
2013	13.811486	16.555786	19.87%	0
2012	12.395553	13.811486	11.42%	0
2011	12.929421	12.395553	-4.13%	0
2010	11.698416	12.929421	10.52%	0
2009	9.601269	11.698416	21.84%	0
2008	14.287524	9.601269	-32.80%	0
2007	13.742952	14.287524	3.96%	77
2006	12.248708	13.742952	12.20%	77
2005	11.678394	12.248708	4.88%	77
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.190634	14.558498	2.59%	0
2013	13.111538	14.190634	8.23%	0
2012	12.390425	13.111538	5.82%	0
2011	12.393533	12.390425	-0.03%	0
2010	11.659804	12.393533	6.29%	0
2009	10.390774	11.659804	12.21%	0
2008	12.486893	10.390774	-16.79%	0
2007	12.043944	12.486893	3.68%	0
2006	11.340140	12.043944	6.21%	0
2005	11.079764	11.340140	2.35%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.462668	21.806947	6.57%	0
2013	15.281794	20.462668	33.90%	0
2012	13.145948	15.281794	16.25%	0
2011	13.727135	13.145948	-4.23%	0
2010	12.880774	13.727135	6.57%	0
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	0
2010	12.859078	13.668384	6.29%	0
2009*	10.000000	12.859078	28.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.671569	24.298756	7.18%	0
2013	17.396577	22.671569	30.32%	0
2012	15.119637	17.396577	15.06%	0
2011	15.838444	15.119637	-4.54%	0
2010	12.812507	15.838444	23.62%	0
2009	9.564996	12.812507	33.95%	0
2008	15.370012	9.564996	-37.77%	0
2007	14.590476	15.370012	5.34%	0
2006	13.554553	14.590476	7.64%	0
2005	12.343864	13.554553	9.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	21.114113	22.578955	6.94%	0
2013	16.230914	21.114113	30.09%	0
2012	14.130352	16.230914	14.87%	0
2011	14.822510	14.130352	-4.67%	0
2010	12.022686	14.822510	23.29%	0
2009	8.992109	12.022686	33.70%	0
2008	14.483901	8.992109	-37.92%	0
2007	13.773359	14.483901	5.16%	0
2006	12.812574	13.773359	7.50%	0
2005	11.689122	12.812574	9.61%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.200309	9.011706	-2.05%	0
2013	9.392861	9.200309	-2.05%	0
2012	9.589986	9.392861	-2.06%	0
2011	9.790129	9.589986	-2.04%	0
2010	9.995014	9.790129	-2.05%	0
2009	10.199917	9.995014	-2.01%	0
2008	10.203835	10.199917	-0.04%	0
2007	9.942079	10.203835	2.63%	0
2006	9.709705	9.942079	2.39%	0
2005	9.654764	9.709705	0.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.663383	10.303543	-3.37%	0
2013	8.991347	10.663383	18.60%	0
2012	7.946615	8.991347	13.15%	0
2011	8.976518	7.946615	-11.47%	0
2010	8.052542	8.976518	11.47%	0
2009	6.040119	8.052542	33.32%	0
2008*	10.000000	6.040119	-39.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.979492	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.963091	-10.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.749489	13.755464	7.89%	0
2013	9.683662	12.749489	31.66%	0
2012	8.512790	9.683662	13.75%	0
2011	8.980902	8.512790	-5.21%	0
2010	7.948024	8.980902	13.00%	0
2009	6.273070	7.948024	26.70%	0
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.565524	13.781662	1.59%	0
2013	9.991851	13.565524	35.77%	0
2012	8.898342	9.991851	12.29%	0
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	0
2009	6.183862	7.674790	24.11%	0
2008*	10.000000	6.183862	-38.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.462419	16.577025	14.62%	0
2013	10.882378	14.462419	32.90%	0
2012	9.549696	10.882378	13.96%	0
2011	9.980860	9.549696	-4.32%	0
2010	8.517404	9.980860	17.18%	0
2009	6.664890	8.517404	27.80%	0
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.316546	14.378971	0.44%	0
2013	10.153472	14.316546	41.00%	0
2012	9.166325	10.153472	10.77%	0
2011	9.439072	9.166325	-2.89%	0
2010	7.702715	9.439072	22.54%	0
2009	6.182992	7.702715	24.58%	0
2008	11.807494	6.182992	-47.64%	0
2007	11.009965	11.807494	7.24%	0
2006	10.913993	11.009965	0.88%	0
2005	10.341717	10.913993	5.53%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	21.903246	22.960771	4.83%	0
2013	15.926821	21.903246	37.52%	0
2012	13.500626	15.926821	17.97%	0
2011	14.518836	13.500626	-7.01%	0
2010	11.707631	14.518836	24.01%	0
2009	9.470102	11.707631	23.63%	0
2008	14.250591	9.470102	-33.55%	0
2007	15.628050	14.250591	-8.81%	0
2006	13.601937	15.628050	14.90%	0
2005	13.471765	13.601937	0.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	19.774714	20.679712	4.58%	0
2013	14.417744	19.774714	37.16%	0
2012	12.235705	14.417744	17.83%	0
2011	13.211784	12.235705	-7.39%	0
2010	10.664641	13.211784	23.88%	0
2009	8.650763	10.664641	23.28%	0
2008	13.046099	8.650763	-33.69%	0
2007	14.358749	13.046099	-9.14%	0
2006	12.518210	14.358749	14.70%	0
2005	12.433603	12.518210	0.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	22.537842	22.255711	-1.25%	0
2013	16.329375	22.537842	38.02%	0
2012	14.434231	16.329375	13.13%	0
2011	15.603144	14.434231	-7.49%	0
2010	12.711009	15.603144	22.75%	0
2009	9.633900	12.711009	31.94%	0
2008	15.912963	9.633900	-39.46%	0
2007	15.908691	15.912963	0.03%	0
2006	14.495690	15.908691	9.75%	0
2005	13.175268	14.495690	10.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.426832	22.089157	-1.51%	0
2013	16.290094	22.426832	37.67%	0
2012	14.433982	16.290094	12.86%	0
2011	15.643298	14.433982	-7.73%	0
2010	12.778409	15.643298	22.42%	0
2009	9.704599	12.778409	31.67%	0
2008	16.072778	9.704599	-39.62%	0
2007	16.105934	16.072778	-0.21%	0
2006	14.713018	16.105934	9.47%	0
2005	13.409950	14.713018	9.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.290081	13.460616	9.52%	0
2013	9.593371	12.290081	28.11%	0
2012	8.603285	9.593371	11.51%	0
2011	8.749882	8.603285	-1.68%	0
2010	7.889599	8.749882	10.90%	0
2009	6.415224	7.889599	22.98%	0
2008	11.217568	6.415224	-42.81%	0
2007	10.615687	11.217568	5.67%	0
2006*	10.000000	10.615687	6.16%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0
2005	11.228435	11.753143	4.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	20.969449	21.010355	0.20%	0
2013	16.816123	20.969449	24.70%	0
2012	14.158103	16.816123	18.77%	0
2011	15.760526	14.158103	-10.17%	0
2010	13.874944	15.760526	13.59%	0
2009	10.134617	13.874944	36.91%	0
2008	17.299602	10.134617	-41.42%	0
2007	16.613807	17.299602	4.13%	0
2006	14.410929	16.613807	15.29%	0
2005	12.870149	14.410929	11.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.324662	20.317290	-0.04%	0
2013	16.339606	20.324662	24.39%	0
2012	13.792665	16.339606	18.47%	0
2011	15.393475	13.792665	-10.40%	0
2010	13.582494	15.393475	13.33%	0
2009	9.950725	13.582494	36.50%	0
2008	17.026221	9.950725	-41.56%	0
2007	16.387956	17.026221	3.89%	0
2006	14.254788	16.387956	14.96%	0
2005	12.758362	14.254788	11.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	16.736305	16.801640	0.39%	0
2013	17.149536	16.736305	-2.41%	0
2012	15.474494	17.149536	10.82%	0
2011	15.695639	15.474494	-1.41%	0
2010	13.961544	15.695639	12.42%	0
2009	12.037732	13.961544	15.98%	0
2008	14.371455	12.037732	-16.24%	0
2007	13.394389	14.371455	7.29%	0
2006	12.751541	13.394389	5.04%	0
2005	12.702774	12.751541	0.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.988043	-10.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.638911	16.911524	8.14%	0
2013	12.147146	15.638911	28.75%	0
2012	10.635458	12.147146	14.21%	0
2011	10.891843	10.635458	-2.35%	0
2010	9.600305	10.891843	13.45%	0
2009	7.657584	9.600305	25.37%	0
2008	12.738534	7.657584	-39.89%	0
2007	12.488147	12.738534	2.00%	0
2006	11.109213	12.488147	12.41%	0
2005	10.725304	11.109213	3.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	24.395823	26.747337	9.64%	0
2013	17.661832	24.395823	38.13%	0
2012	15.283275	17.661832	15.56%	0
2011	15.955516	15.283275	-4.21%	0
2010	13.199615	15.955516	20.88%	0
2009	9.822434	13.199615	34.38%	0
2008	16.130583	9.822434	-39.11%	0
2007	16.671783	16.130583	-3.25%	0
2006	14.800054	16.671783	12.65%	0
2005	13.745172	14.800054	7.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.295431	15.634302	9.37%	0
2013	10.378372	14.295431	37.74%	0
2012	9.004896	10.378372	15.25%	0
2011	9.417404	9.004896	-4.38%	0
2010	7.812955	9.417404	20.54%	0
2009	5.827262	7.812955	34.08%	0
2008	9.596542	5.827262	-39.28%	0
2007	9.936849	9.596542	-3.42%	0
2006*	10.000000	9.936849	-0.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.651383	-3.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.797368	19.303532	8.46%	0
2013	13.391797	17.797368	32.90%	0
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	14.874325	13.581861	-8.69%	0
2013	11.857088	14.874325	25.45%	0
2012	9.929606	11.857088	19.41%	0
2011	12.203836	9.929606	-18.64%	0
2010	11.323724	12.203836	7.77%	0
2009	9.275800	11.323724	22.08%	0
2008	16.896652	9.275800	-45.10%	0
2007	15.920198	16.896652	6.13%	0
2006	12.725055	15.920198	25.11%	0
2005	11.578311	12.725055	9.90%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	19.955479	20.217590	1.31%	0
2013	14.592941	19.955479	36.75%	0
2012	12.681395	14.592941	15.07%	0
2011	13.588591	12.681395	-6.68%	0
2010	11.011522	13.588591	23.40%	0
2009	8.546953	11.011522	28.84%	0
2008	14.390586	8.546953	-40.61%	0
2007	16.834882	14.390586	-14.52%	0
2006	14.652153	16.834882	14.90%	0
2005	13.975140	14.652153	4.84%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.874578	18.135419	7.47%	0
2013	11.986391	16.874578	40.78%	0
2012	10.713504	11.986391	11.88%	0
2011	13.313760	10.713504	-19.53%	0
2010	11.251964	13.313760	18.32%	0
2009	7.008913	11.251964	60.54%	0
2008	11.364308	7.008913	-38.33%	0
2007	10.996424	11.364308	3.35%	0
2006	10.647221	10.996424	3.28%	0
2005	10.283953	10.647221	3.53%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	0
2009	9.587654	10.272077	7.14%	0
2008	10.931263	9.587654	-12.29%	0
2007	10.607728	10.931263	3.05%	0
2006	10.456755	10.607728	1.44%	0
2005	10.270946	10.456755	1.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.064415	17.188172	7.00%	0
2013	12.191468	16.064415	31.77%	0
2012	10.621886	12.191468	14.78%	0
2011	10.228345	10.621886	3.85%	0
2010	9.262155	10.228345	10.43%	0
2009	7.861189	9.262155	17.82%	0
2008	13.540347	7.861189	-41.94%	0
2007	13.191244	13.540347	2.65%	0
2006	11.517271	13.191244	14.53%	0
2005	11.246698	11.517271	2.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.330318	14.954401	-8.43%	0
2013	13.591253	16.330318	20.15%	0
2012	12.157746	13.591253	11.79%	0
2011	15.414611	12.157746	-21.13%	0
2010	15.095948	15.414611	2.11%	0
2009	11.476632	15.095948	31.54%	0
2008	25.094614	11.476632	-54.27%	0
2007	24.280491	25.094614	3.35%	0
2006	18.353939	24.280491	32.29%	0
2005	16.088523	18.353939	14.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.092503	15.706018	11.45%	0
2013	10.507116	14.092503	34.12%	0
2012	9.242802	10.507116	13.68%	0
2011	9.760083	9.242802	-5.77%	0
2010	9.076910	9.760083	7.53%	0
2009	6.762356	9.076910	34.23%	0
2008	11.478610	6.762356	-41.09%	0
2007	10.321035	11.478610	11.22%	0
2006	10.609883	10.321035	-2.72%	0
2005	9.436134	10.609883	12.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.501725	27.199658	6.66%	0
2013	18.925702	25.501725	34.75%	0
2012	16.318671	18.925702	15.98%	0
2011	18.240863	16.318671	-10.54%	0
2010	14.718255	18.240863	23.93%	0
2009	10.538502	14.718255	39.66%	0
2008	16.754257	10.538502	-37.10%	0
2007	16.858131	16.754257	-0.62%	0
2006	15.077460	16.858131	11.81%	0
2005	14.442174	15.077460	4.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.528359	24.213945	2.91%	0
2013	17.079026	23.528359	37.76%	0
2012	15.073379	17.079026	13.31%	0
2011	15.309897	15.073379	-1.54%	0
2010	12.428165	15.309897	23.19%	0
2009	10.153697	12.428165	22.40%	0
2008	15.013038	10.153697	-32.37%	0
2007	15.438022	15.013038	-2.75%	0
2006	13.782120	15.438022	12.01%	0
2005	13.127293	13.782120	4.99%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.628002	17.358077	11.07%	0
2013	11.882210	15.628002	31.52%	0
2012	10.839647	11.882210	9.62%	0
2011	10.972784	10.839647	-1.21%	0
2010	9.761698	10.972784	12.41%	0
2009	7.454689	9.761698	30.95%	0
2008	11.612442	7.454689	-35.80%	0
2007	11.006008	11.612442	5.51%	0
2006	10.294283	11.006008	6.91%	0
2005	10.147567	10.294283	1.45%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.112626	19.002326	11.04%	0
2013	13.239259	17.112626	29.26%	0
2012	11.684926	13.239259	13.30%	0
2011	11.715080	11.684926	-0.26%	0
2010	10.420015	11.715080	12.43%	0
2009	8.424891	10.420015	23.68%	0
2008	13.691078	8.424891	-38.46%	0
2007	13.288042	13.691078	3.03%	0
2006	11.751059	13.288042	13.08%	0
2005	11.464515	11.751059	2.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.024192	21.065329	10.73%	0
2013	14.754196	19.024192	28.94%	0
2012	13.051728	14.754196	13.04%	0
2011	13.118526	13.051728	-0.51%	0
2010	11.699036	13.118526	12.13%	0
2009	9.480743	11.699036	23.40%	0
2008	15.450846	9.480743	-38.64%	0
2007	15.033691	15.450846	2.77%	0
2006	13.328490	15.033691	12.79%	0
2005	13.035589	13.328490	2.25%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.857932	-1.42%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.165371	20.219769	0.27%	0
2013	19.299219	20.165371	4.49%	0
2012	17.246838	19.299219	11.90%	0
2011	16.789398	17.246838	2.72%	0
2010	14.992970	16.789398	11.98%	0
2009	10.043718	14.992970	49.28%	0
2008	13.881817	10.043718	-27.65%	0
2007	13.743431	13.881817	1.01%	0
2006	12.695759	13.743431	8.25%	0
2005	12.679338	12.695759	0.13%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.943468	11.537036	-3.40%	0
2013	10.506570	11.943468	13.68%	0
2012	9.754431	10.506570	7.71%	0
2011	10.544104	9.754431	-7.49%	0
2010	9.530421	10.544104	10.64%	0
2009	8.594710	9.530421	10.89%	0
2008	12.482597	8.594710	-31.15%	0
2007	11.630461	12.482597	7.33%	0
2006	10.259989	11.630461	13.36%	0
2005	10.304751	10.259989	-0.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	13.814039	14.036933	1.61%	0
2013	13.965825	13.814039	-1.09%	0
2012	13.002068	13.965825	7.41%	0
2011	12.985111	13.002068	0.13%	0
2010	12.223999	12.985111	6.23%	0
2009	10.367503	12.223999	17.91%	0
2008	11.422344	10.367503	-9.23%	0
2007	11.072563	11.422344	3.16%	0
2006	10.858344	11.072563	1.97%	0
2005	10.948569	10.858344	-0.82%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.557191	13.738740	1.34%	0
2013	13.744850	13.557191	-1.37%	0
2012	12.828563	13.744850	7.14%	0
2011	12.847270	12.828563	-0.15%	0
2010	12.119075	12.847270	6.01%	0
2009	10.302405	12.119075	17.63%	0
2008	11.383159	10.302405	-9.49%	0
2007	11.060137	11.383159	2.92%	0
2006	10.870631	11.060137	1.74%	0
2005	10.994650	10.870631	-1.13%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	13.851050	14.331157	3.47%	0
2013	12.246012	13.851050	13.11%	0
2012	11.126733	12.246012	10.06%	0
2011	11.678843	11.126733	-4.73%	0
2010	10.451262	11.678843	11.75%	0
2009	8.279303	10.451262	26.23%	0
2008	11.881379	8.279303	-30.32%	0
2007	10.521653	11.881379	12.92%	0
2006	10.021635	10.521653	4.99%	0
2005	9.849114	10.021635	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	12.918978	13.348160	3.32%	0
2013	11.441062	12.918978	12.92%	0
2012	10.412971	11.441062	9.87%	0
2011	10.944038	10.412971	-4.85%	0
2010	9.808986	10.944038	11.57%	0
2009	7.781340	9.808986	26.06%	0
2008	11.180283	7.781340	-30.40%	0
2007	9.916583	11.180283	12.74%	0
2006	9.454088	9.916583	4.89%	0
2005	9.304517	9.454088	1.61%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.287023	12.720690	3.53%	0
2013	10.258853	12.287023	19.77%	0
2012	9.085975	10.258853	12.91%	0
2011	9.900731	9.085975	-8.23%	0
2010	8.704825	9.900731	13.74%	0
2009	6.695964	8.704825	30.00%	0
2008	10.666895	6.695964	-37.23%	0
2007	9.166733	10.666895	16.37%	0
2006	8.762682	9.166733	4.61%	0
2005	8.623188	8.762682	1.62%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.250491	11.625895	3.34%	0
2013	9.412661	11.250491	19.53%	0
2012	8.352621	9.412661	12.69%	0
2011	9.120645	8.352621	-8.42%	0
2010	8.029498	9.120645	13.59%	0
2009	6.194176	8.029498	29.63%	0
2008	9.877405	6.194176	-37.29%	0
2007	8.507771	9.877405	16.10%	0
2006	8.142266	8.507771	4.49%	0
2005	8.030142	8.142266	1.40%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.004740	15.094207	7.78%	0
2013	11.970841	14.004740	16.99%	0
2012	10.637606	11.970841	12.53%	0
2011	11.292005	10.637606	-5.80%	0
2010	9.775539	11.292005	15.51%	0
2009	7.216955	9.775539	35.45%	0
2008	11.173548	7.216955	-35.41%	0
2007	10.481785	11.173548	6.60%	0
2006	9.589794	10.481785	9.30%	0
2005	9.274635	9.589794	3.40%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.426636	15.538711	7.71%	0
2013	12.353850	14.426636	16.78%	0
2012	10.990594	12.353850	12.40%	0
2011	11.672451	10.990594	-5.84%	0
2010	10.124833	11.672451	15.29%	0
2009	7.476704	10.124833	35.42%	0
2008	11.597799	7.476704	-35.53%	0
2007	10.897684	11.597799	6.42%	0
2006	9.982873	10.897684	9.16%	0
2005	9.662384	9.982873	3.32%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	12.745001	13.835538	8.56%	0
2013	9.406906	12.745001	35.49%	0
2012	7.837382	9.406906	20.03%	0
2011	8.226024	7.837382	-4.72%	0
2010	7.116719	8.226024	15.59%	0
2009	5.348459	7.116719	33.06%	0
2008	9.289616	5.348459	-42.43%	0
2007	8.875308	9.289616	4.67%	0
2006	7.952323	8.875308	11.61%	0
2005	6.713755	7.952323	18.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.484913	13.525629	8.34%	0
2013	9.224063	12.484913	35.35%	0
2012	7.707573	9.224063	19.68%	0
2011	8.096696	7.707573	-4.81%	0
2010	7.009512	8.096696	15.51%	0
2009	5.272819	7.009512	32.94%	0
2008	9.183181	5.272819	-42.58%	0
2007	8.789716	9.183181	4.48%	0
2006	7.888018	8.789716	11.43%	0
2005	6.676225	7.888018	18.15%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	0
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0
2005	10.333244	10.699388	3.54%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.327187	16.277701	6.20%	0
2013	12.247606	15.327187	25.14%	0
2012	10.688045	12.247606	14.59%	343
2011	10.845816	10.688045	-1.45%	343
2010	9.640219	10.845816	12.51%	343
2009	7.581423	9.640219	27.16%	0
2008	13.542194	7.581423	-44.02%	0
2007	13.660471	13.542194	-0.87%	0
2006	11.634053	13.660471	17.42%	0
2005	11.255864	11.634053	3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.161463	14.223410	8.07%	0
2013	10.073151	13.161463	30.66%	0
2012	8.690507	10.073151	15.91%	0
2011	8.738932	8.690507	-0.55%	0
2010	7.784796	8.738932	12.26%	0
2009	6.253345	7.784796	24.49%	0
2008	10.970881	6.253345	-43.00%	0
2007	10.006609	10.970881	9.64%	0
2006	9.043944	10.006609	10.64%	0
2005	8.590677	9.043944	5.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.348639	14.404885	7.91%	0
2013	10.232577	13.348639	30.45%	0
2012	8.839567	10.232577	15.76%	0
2011	8.907744	8.839567	-0.77%	0
2010	7.943146	8.907744	12.14%	0
2009	6.387842	7.943146	24.35%	0
2008	11.230588	6.387842	-43.12%	0
2007	10.256576	11.230588	9.50%	0
2006	9.282613	10.256576	10.49%	0
2005	8.827851	9.282613	5.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	11.989332	13.050785	8.85%	0
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	0
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
2005	7.738767	8.006583	3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.240700	10.042958	8.68%	0
2013	6.940271	9.240700	33.15%	0
2012	6.196940	6.940271	12.00%	0
2011	6.331647	6.196940	-2.13%	0
2010	5.221402	6.331647	21.26%	0
2009	4.167859	5.221402	25.28%	0
2008	8.080028	4.167859	-48.42%	0
2007	6.516858	8.080028	23.99%	0
2006	6.245776	6.516858	4.34%	0
2005	6.046633	6.245776	3.29%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	0
2009	6.861448	9.658026	40.76%	0
2008	9.352908	6.861448	-26.64%	0
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
2005	8.518596	8.550640	0.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.577716	13.412779	-1.21%	0
2013	13.121254	13.577716	3.48%	0
2012	11.760304	13.121254	11.57%	0
2011	11.581589	11.760304	1.54%	0
2010	10.406996	11.581589	11.29%	0
2009	7.409578	10.406996	40.45%	0
2008	10.110515	7.409578	-26.71%	0
2007	10.072501	10.110515	0.38%	0
2006	9.266331	10.072501	8.70%	0
2005	9.250648	9.266331	0.17%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	12.925656	14.371496	11.19%	0
2013	9.983681	12.925656	29.47%	0
2012	8.798055	9.983681	13.48%	0
2011	8.806816	8.798055	-0.10%	0
2010	7.820651	8.806816	12.61%	0
2009	6.309640	7.820651	23.95%	0
2008	10.230291	6.309640	-38.32%	0
2007	9.911798	10.230291	3.21%	0
2006	8.747835	9.911798	13.31%	0
2005	8.523745	8.747835	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	15.885379	16.458130	3.61%	0
2013	16.519809	15.885379	-3.84%	0
2012	15.935143	16.519809	3.67%	0
2011	15.163890	15.935143	5.09%	0
2010	14.367722	15.163890	5.54%	0
2009	12.681841	14.367722	13.29%	0
2008	13.388949	12.681841	-5.28%	0
2007	13.107872	13.388949	2.14%	0
2006	12.830261	13.107872	2.16%	0
2005	12.823648	12.830261	0.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	46.769781	48.624662	3.97%	0
2013	35.110637	46.769781	33.21%	0
2012	31.255227	35.110637	12.34%	0
2011	35.756596	31.255227	-12.59%	0
2010	28.377552	35.756596	26.00%	0
2009	20.702105	28.377552	37.08%	0
2008	34.958721	20.702105	-40.78%	0
2007	30.923543	34.958721	13.05%	0
2006	28.053071	30.923543	10.23%	0
2005	24.240111	28.053071	15.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.012747	30.116642	3.80%	0
2013	21.811144	29.012747	33.02%	0
2012	19.447960	21.811144	12.15%	0
2011	22.282733	19.447960	-12.72%	0
2010	17.702382	22.282733	25.87%	0
2009	12.938633	17.702382	36.82%	0
2008	21.884408	12.938633	-40.88%	0
2007	19.383310	21.884408	12.90%	0
2006	17.613359	19.383310	10.05%	0
2005	15.243632	17.613359	15.55%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.348109	10.131812	-2.09%	0
2013	10.567008	10.348109	-2.07%	0
2012	10.779637	10.567008	-1.97%	0
2011	10.998216	10.779637	-1.99%	0
2010	11.206901	10.998216	-1.86%	0
2009	11.365362	11.206901	-1.39%	0
2008	11.267916	11.365362	0.86%	0
2007	10.944024	11.267916	2.96%	0
2006	10.656922	10.944024	2.69%	0
2005	10.563395	10.656922	0.89%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
2005	9.650675	11.241226	16.48%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	10.881608	9.769167	-10.22%	0
2013	8.538965	10.881608	27.43%	0
2012	7.245915	8.538965	17.85%	0
2011	8.953754	7.245915	-19.07%	0
2010	8.105728	8.953754	10.46%	0
2009	6.559666	8.105728	23.57%	0
2008	11.956951	6.559666	-45.14%	0
2007	10.435280	11.956951	14.58%	0
2006	9.050045	10.435280	15.31%	0
2005	7.781910	9.050045	16.30%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	15.699627	17.107622	8.97%	0
2013	12.121789	15.699627	29.52%	0
2012	10.250174	12.121789	18.26%	0
2011	10.743555	10.250174	-4.59%	0
2010	9.320965	10.743555	15.26%	0
2009	6.688658	9.320965	39.35%	0
2008	12.778316	6.688658	-47.66%	0
2007	12.798828	12.778316	-0.16%	0
2006	11.411481	12.798828	12.16%	0
2005	10.987213	11.411481	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.403869	16.755228	8.77%	0
2013	11.903403	15.403869	29.41%	0
2012	10.086591	11.903403	18.01%	0
2011	10.586080	10.086591	-4.72%	0
2010	9.201278	10.586080	15.05%	0
2009	6.613904	9.201278	39.12%	0
2008	12.652505	6.613904	-47.73%	0
2007	12.689319	12.652505	-0.29%	0
2006	11.328478	12.689319	12.01%	0
2005	10.932634	11.328478	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.745477	21.669016	4.45%	0
2013	16.244553	20.745477	27.71%	0
2012	13.055555	16.244553	24.43%	0
2011	14.629622	13.055555	-10.76%	0
2010	11.816988	14.629622	23.80%	0
2009	7.668824	11.816988	54.09%	0
2008	16.044953	7.668824	-52.20%	0
2007	15.521846	16.044953	3.37%	0
2006	13.643896	15.521846	13.76%	0
2005	13.588571	13.643896	0.41%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.268408	20.092359	4.28%	0
2013	15.118204	19.268408	27.45%	0
2012	12.153807	15.118204	24.39%	0
2011	13.647500	12.153807	-10.94%	0
2010	11.033868	13.647500	23.69%	0
2009	7.171741	11.033868	53.85%	0
2008	15.038878	7.171741	-52.31%	0
2007	14.570436	15.038878	3.22%	0
2006	12.828478	14.570436	13.58%	0
2005	12.792406	12.828478	0.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	18.707649	19.964220	6.72%	0
2013	14.693187	18.707649	27.32%	0
2012	13.380011	14.693187	9.81%	0
2011	12.857245	13.380011	4.07%	0
2010	10.858943	12.857245	18.40%	0
2009	9.426031	10.858943	15.20%	0
2008	13.179501	9.426031	-28.48%	0
2007	13.796870	13.179501	-4.47%	0
2006	12.000452	13.796870	14.97%	0
2005	11.821763	12.000452	1.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.514115	15.279477	-12.76%	0
2013	14.512110	17.514115	20.69%	0
2012	12.499620	14.512110	16.10%	0
2011	14.256441	12.499620	-12.32%	0
2010	13.399561	14.256441	6.39%	0
2009	9.965630	13.399561	34.46%	0
2008	17.033006	9.965630	-41.49%	0
2007	15.027649	17.033006	13.34%	0
2006	12.612426	15.027649	19.15%	0
2005	11.660562	12.612426	8.16%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.349520	15.195723	5.90%	0
2013	10.484717	14.349520	36.86%	0
2012	9.444791	10.484717	11.01%	0
2011	10.305545	9.444791	-8.35%	0
2010	8.803887	10.305545	17.06%	0
2009	5.428947	8.803887	62.17%	0
2008	10.898430	5.428947	-50.19%	0
2007	9.544847	10.898430	14.18%	0
2006	9.499707	9.544847	0.48%	0
2005	9.014340	9.499707	5.38%	240

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.255292	18.430260	6.81%	0
2013	12.992896	17.255292	32.81%	0
2012	11.160196	12.992896	16.42%	0
2011	11.644584	11.160196	-4.16%	0
2010	10.280565	11.644584	13.27%	0
2009	8.177941	10.280565	25.71%	0
2008	13.012337	8.177941	-37.15%	0
2007	13.609889	13.012337	-4.39%	0
2006	11.978973	13.609889	13.61%	0
2005	11.752174	11.978973	1.93%	673
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.483505	15.334420	5.88%	0
2013	11.446142	14.483505	26.54%	0
2012	10.266965	11.446142	11.49%	0
2011	10.493373	10.266965	-2.16%	0
2010	9.783467	10.493373	7.26%	0
2009	7.789155	9.783467	25.60%	0
2008	11.389541	7.789155	-31.61%	0
2007	10.761695	11.389541	5.83%	0
2006*	10.000000	10.761695	7.62%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.214920	15.008344	5.58%	0
2013	11.261205	14.214920	26.23%	0
2012	10.124975	11.261205	11.22%	0
2011	10.372161	10.124975	-2.38%	0
2010	9.697593	10.372161	6.96%	0
2009	7.739824	9.697593	25.29%	0
2008	11.346542	7.739824	-31.79%	0
2007	10.744710	11.346542	5.60%	1,255
2006*	10.000000	10.744710	7.45%	1,255
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	21.073194	20.649133	-2.01%	0
2013	18.131316	21.073194	16.23%	0
2012	16.069707	18.131316	12.83%	0
2011	17.647804	16.069707	-8.94%	0
2010	16.007752	17.647804	10.25%	0
2009	12.119788	16.007752	32.08%	0
2008	20.823365	12.119788	-41.80%	0
2007	18.587103	20.823365	12.03%	0
2006	14.845510	18.587103	25.20%	0
2005	12.882422	14.845510	15.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.268220	18.677576	2.24%	0
2013	14.485862	18.268220	26.11%	0
2012	13.336351	14.485862	8.62%	0
2011	14.549888	13.336351	-8.34%	0
2010	13.023771	14.549888	11.72%	0
2009	10.216493	13.023771	27.48%	0
2008	14.599760	10.216493	-30.02%	0
2007	13.614554	14.599760	7.24%	0
2006	12.500440	13.614554	8.91%	0
2005	11.864183	12.500440	5.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	12.994384	13.743876	5.77%	0
2013	9.687252	12.994384	34.14%	0
2012*	10.000000	9.687252	-3.13%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.401933	-5.98%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	11.892592	12.639294	6.28%	0
2013	8.852789	11.892592	34.34%	0
2012	7.767458	8.852789	13.97%	0
2011	8.454994	7.767458	-8.13%	0
2010	6.684129	8.454994	26.49%	0
2009	4.833624	6.684129	38.28%	0
2008	10.200375	4.833624	-52.61%	0
2007	9.515494	10.200375	7.20%	3,902
2006	9.500863	9.515494	0.15%	4,029
2005	9.434491	9.500863	0.70%	4,029

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.958404	18.074775	-9.44%	0
2013	14.435952	19.958404	38.25%	0
2012	12.197345	14.435952	18.35%	0
2011	13.919262	12.197345	-12.37%	0
2010	10.458639	13.919262	33.09%	0
2009	6.557107	10.458639	59.50%	0
2008	11.074812	6.557107	-40.79%	0
2007	11.064682	11.074812	0.09%	0
2006	10.007440	11.064682	10.56%	0
2005	9.731823	10.007440	2.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.046521	20.548958	7.89%	0
2013	14.347658	19.046521	32.75%	0
2012	12.647412	14.347658	13.44%	0
2011	12.978685	12.647412	-2.55%	0
2010	11.919922	12.978685	8.88%	0
2009	9.943227	11.919922	19.88%	0
2008	15.101510	9.943227	-34.16%	0
2007	14.338372	15.101510	5.32%	5,227
2006	12.152949	14.338372	17.98%	5,227
2005	11.658884	12.152949	4.24%	5,227
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.478221	21.538248	10.58%	0
2013	15.110100	19.478221	28.91%	0
2012	13.486709	15.110100	12.04%	0
2011	13.708726	13.486709	-1.62%	0
2010	12.375076	13.708726	10.78%	0
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	0
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.790058	-2.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	23.786219	21.952163	-7.71%	0
2013	24.192720	23.786219	-1.68%	0
2012	21.123814	24.192720	14.53%	0
2011	27.875429	21.123814	-24.22%	0
2010	24.563998	27.875429	13.48%	0
2009	15.384737	24.563998	59.66%	0
2008	37.355984	15.384737	-58.82%	0
2007	26.283289	37.355984	42.13%	0
2006	19.693605	26.283289	33.46%	0
2005	15.200217	19.693605	29.56%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.618875	12.918344	2.37%	0
2013	13.434423	12.618875	-6.07%	0
2012	13.316265	13.434423	0.89%	0
2011	12.681067	13.316265	5.01%	0
2010	12.361934	12.681067	2.58%	0
2009	12.296492	12.361934	0.53%	0
2008	11.660092	12.296492	5.46%	0
2007	11.115816	11.660092	4.90%	0
2006	10.986497	11.115816	1.18%	0
2005	10.866857	10.986497	1.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
2008*	10.000000	5.430308	-45.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.100512	17.576025	2.78%	0
2013	13.726923	17.100512	24.58%	0
2012	12.098051	13.726923	13.46%	0
2011	12.862753	12.098051	-5.95%	0
2010	11.461730	12.862753	12.22%	0
2009	9.203679	11.461730	24.53%	0
2008	14.885977	9.203679	-38.17%	0
2007	14.351909	14.885977	3.72%	0
2006	12.543076	14.351909	14.42%	0
2005	11.869868	12.543076	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.547396	12.761787	1.71%	0
2013	12.225822	12.547396	2.63%	0
2012	11.874152	12.225822	2.96%	0
2011	11.782912	11.874152	0.77%	0
2010	11.365850	11.782912	3.67%	0
2009	10.642786	11.365850	6.79%	0
2008	11.567815	10.642786	-8.00%	0
2007	11.213866	11.567815	3.16%	0
2006	10.788719	11.213866	3.94%	0
2005	10.666749	10.788719	1.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.225401	15.677952	2.97%	0
2013	13.334704	15.225401	14.18%	0
2012	12.292357	13.334704	8.48%	2,021
2011	12.560543	12.292357	-2.14%	2,021
2010	11.567394	12.560543	8.59%	2,021
2009	9.917701	11.567394	16.63%	2,021
2008	13.190215	9.917701	-24.81%	2,021
2007	12.752937	13.190215	3.43%	2,021
2006	11.697661	12.752937	9.02%	1,086
2005	11.341725	11.697661	3.14%	1,086
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.455727	16.908737	2.75%	0
2013	13.735020	16.455727	19.81%	0
2012	12.333231	13.735020	11.37%	5,940
2011	12.870970	12.333231	-4.18%	5,940
2010	11.651476	12.870970	10.47%	5,940
2009	9.567624	11.651476	21.78%	5,940
2008	14.244756	9.567624	-32.83%	5,940
2007	13.708844	14.244756	3.91%	11,052
2006	12.224531	13.708844	12.14%	11,052
2005	11.661272	12.224531	4.83%	11,770
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.104835	14.463087	2.54%	0
2013	13.038914	14.104835	8.17%	0
2012	12.328099	13.038914	5.77%	0
2011	12.337471	12.328099	-0.08%	0
2010	11.612983	12.337471	6.24%	0
2009	10.354332	11.612983	12.16%	0
2008	12.449464	10.354332	-16.83%	0
2007	12.014010	12.449464	3.62%	0
2006	11.317716	12.014010	6.15%	0
2005	11.063491	11.317716	2.30%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	0
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.165435	21.432335	6.28%	0
2013	15.113690	20.165435	33.42%	0
2012	13.036939	15.113690	15.93%	0
2011	13.656746	13.036939	-4.54%	0
2010	12.854703	13.656746	6.24%	0
2009*	10.000000	12.854703	28.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.537900	24.143174	7.12%	0
2013	17.302840	22.537900	30.26%	0
2012	15.045864	17.302840	15.00%	0
2011	15.769206	15.045864	-4.59%	0
2010	12.762998	15.769206	23.55%	0
2009	9.532900	12.762998	33.88%	0
2008	15.326294	9.532900	-37.80%	0
2007	14.556445	15.326294	5.29%	0
2006	13.529834	14.556445	7.59%	0
2005	12.327636	13.529834	9.75%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	20.988663	22.433347	6.88%	0
2013	16.142718	20.988663	30.02%	0
2012	14.060764	16.142718	14.81%	0
2011	14.757041	14.060764	-4.72%	0
2010	11.975685	14.757041	23.23%	0
2009	8.961523	11.975685	33.63%	0
2008	14.442035	8.961523	-37.95%	0
2007	13.740601	14.442035	5.10%	0
2006	12.788622	13.740601	7.44%	0
2005	11.673213	12.788622	9.56%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.144502	8.952470	-2.10%	0
2013	9.340655	9.144502	-2.10%	0
2012	9.541568	9.340655	-2.11%	171
2011	9.745661	9.541568	-2.09%	933
2010	9.954696	9.745661	-2.10%	1,680
2009	10.163963	9.954696	-2.06%	2,411
2008	10.173059	10.163963	-0.09%	3,127
2007	9.917182	10.173059	2.58%	3,833
2006	9.690324	9.917182	2.34%	4,550
2005	9.640400	9.690324	0.52%	5,285
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
2008*	10.000000	6.038060	-39.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.976347	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.959942	-10.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	0
2011	9.494444	8.881687	-6.45%	0
2010	7.668251	9.494444	23.81%	0
2009	6.181744	7.668251	24.05%	0
2008*	10.000000	6.181744	-38.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.229960	14.284702	0.38%	0
2013	10.097211	14.229960	40.93%	0
2012	9.120211	10.097211	10.71%	0
2011	9.396390	9.120211	-2.94%	0
2010	7.671783	9.396390	22.48%	0
2009	6.161309	7.671783	24.52%	0
2008	11.772119	6.161309	-47.66%	0
2007	10.982624	11.772119	7.19%	0
2006	10.892432	10.982624	0.83%	0
2005	10.326534	10.892432	5.48%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	21.774182	22.813823	4.77%	0
2013	15.841050	21.774182	37.45%	0
2012	13.434787	15.841050	17.91%	0
2011	14.455394	13.434787	-7.06%	0
2010	11.662415	14.455394	23.95%	0
2009	9.438340	11.662415	23.56%	0
2008	14.210051	9.438340	-33.58%	0
2007	15.591593	14.210051	-8.86%	0
2006	13.577122	15.591593	14.84%	0
2005	13.454044	13.577122	0.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	19.657215	20.546347	4.52%	0
2013	14.339387	19.657215	37.09%	0
2012	12.175439	14.339387	17.77%	0
2011	13.153417	12.175439	-7.44%	0
2010	10.622939	13.153417	23.82%	0
2009	8.621339	10.622939	23.22%	0
2008	13.008384	8.621339	-33.72%	0
2007	14.324600	13.008384	-9.19%	0
2006	12.494802	14.324600	14.64%	0
2005	12.416673	12.494802	0.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	22.405003	22.113237	-1.30%	0
2013	16.241413	22.405003	37.95%	0
2012	14.363833	16.241413	13.07%	0
2011	15.534964	14.363833	-7.54%	0
2010	12.661925	15.534964	22.69%	0
2009	9.601591	12.661925	31.87%	0
2008	15.867722	9.601591	-39.49%	0
2007	15.871615	15.867722	-0.02%	0
2006	14.469277	15.871615	9.69%	0
2005	13.157957	14.469277	9.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.291223	21.944376	-1.56%	0
2013	16.199854	22.291223	37.60%	0
2012	14.361368	16.199854	12.80%	0
2011	15.572543	14.361368	-7.78%	0
2010	12.727100	15.572543	22.36%	0
2009	9.670563	12.727100	31.61%	0
2008	16.024614	9.670563	-39.65%	0
2007	16.065914	16.024614	-0.26%	0
2006	14.683933	16.065914	9.41%	0
2005	13.390255	14.683933	9.66%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.242026	13.401147	9.47%	0
2013	9.560740	12.242026	28.04%	0
2012	8.578418	9.560740	11.45%	0
2011	8.729045	8.578418	-1.73%	0
2010	7.874831	8.729045	10.85%	0
2009	6.406480	7.874831	22.92%	0
2008	11.208018	6.406480	-42.84%	0
2007	10.612086	11.208018	5.62%	0
2006*	10.000000	10.612086	6.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	0
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0
2005	11.224655	11.743204	4.62%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	20.845825	20.875828	0.14%	0
2013	16.725520	20.845825	24.63%	0
2012	14.089026	16.725520	18.71%	0
2011	15.691637	14.089026	-10.21%	0
2010	13.821339	15.691637	13.53%	0
2009	10.100626	13.821339	36.84%	0
2008	17.250398	10.100626	-41.45%	0
2007	16.575063	17.250398	4.07%	0
2006	14.384631	16.575063	15.23%	0
2005	12.853202	14.384631	11.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.201731	20.184086	-0.09%	0
2013	16.249065	20.201731	24.33%	0
2012	13.723255	16.249065	18.41%	0
2011	15.323825	13.723255	-10.44%	0
2010	13.527951	15.323825	13.28%	0
2009	9.915823	13.527951	36.43%	0
2008	16.975188	9.915823	-41.59%	0
2007	16.347226	16.975188	3.84%	2,746
2006	14.226602	16.347226	14.91%	3,058
2005	12.739615	14.226602	11.67%	3,168
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	16.635130	16.691553	0.34%	0
2013	17.054562	16.635130	-2.46%	0
2012	15.396678	17.054562	10.77%	0
2011	15.624665	15.396678	-1.46%	0
2010	13.905505	15.624665	12.36%	0
2009	11.995544	13.905505	15.92%	0
2008	14.328406	11.995544	-16.28%	0
2007	13.361125	14.328406	7.24%	0
2006	12.726351	13.361125	4.99%	0
2005	12.684147	12.726351	0.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.984982	-10.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.544394	16.800723	8.08%	0
2013	12.079890	15.544394	28.68%	0
2012	10.581985	12.079890	14.16%	0
2011	10.842610	10.581985	-2.40%	0
2010	9.561787	10.842610	13.40%	0
2009	7.630751	9.561787	25.31%	0
2008	12.700403	7.630751	-39.92%	0
2007	12.457158	12.700403	1.95%	0
2006	11.087281	12.457158	12.36%	0
2005	10.709587	11.087281	3.53%	425
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	24.252020	26.576097	9.58%	0
2013	17.566688	24.252020	38.06%	0
2012	15.208728	17.566688	15.50%	0
2011	15.885778	15.208728	-4.26%	0
2010	13.148620	15.885778	20.82%	0
2009	9.789484	13.148620	34.31%	0
2008	16.084709	9.789484	-39.14%	0
2007	16.632901	16.084709	-3.30%	0
2006	14.773061	16.632901	12.59%	0
2005	13.727090	14.773061	7.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.239570	15.565266	9.31%	0
2013	10.343092	14.239570	37.67%	0
2012	8.978881	10.343092	15.19%	0
2011	9.394986	8.978881	-4.43%	0
2010	7.798330	9.394986	20.47%	0
2009	5.819312	7.798330	34.01%	0
2008	9.588357	5.819312	-39.31%	0
2007	9.933476	9.588357	-3.47%	0
2006*	10.000000	9.933476	-0.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.648079	-3.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.700676	19.188872	8.41%	0
2013	13.325831	17.700676	32.83%	0
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0
2010	10.929344	12.238418	11.98%	0
2009	8.599969	10.929344	27.09%	0
2008	14.330172	8.599969	-39.99%	0
2007	15.580207	14.330172	-8.02%	0
2006	13.729004	15.580207	13.48%	0
2005	13.325915	13.729004	3.02%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	14.786693	13.494952	-8.74%	0
2013	11.793245	14.786693	25.38%	0
2012	9.881190	11.793245	19.35%	0
2011	12.150527	9.881190	-18.68%	0
2010	11.279998	12.150527	7.72%	0
2009	9.244710	11.279998	22.02%	0
2008	16.848636	9.244710	-45.13%	0
2007	15.883106	16.848636	6.08%	0
2006	12.701870	15.883106	25.05%	0
2005	11.563103	12.701870	9.85%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	19.837846	20.088142	1.26%	0
2013	14.514321	19.837846	36.68%	0
2012	12.619525	14.514321	15.01%	0
2011	13.529186	12.619525	-6.72%	0
2010	10.968972	13.529186	23.34%	0
2009	8.518288	10.968972	28.77%	0
2008	14.349676	8.518288	-40.64%	0
2007	16.795653	14.349676	-14.56%	0
2006	14.625448	16.795653	14.84%	0
2005	13.956775	14.625448	4.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.775141	18.019336	7.42%	0
2013	11.921836	16.775141	40.71%	0
2012	10.661259	11.921836	11.82%	0
2011	13.255598	10.661259	-19.57%	0
2010	11.208524	13.255598	18.26%	0
2009	6.985410	11.208524	60.46%	0
2008	11.331998	6.985410	-38.36%	0
2007	10.970793	11.331998	3.29%	0
2006	10.627809	10.970793	3.23%	0
2005	10.270424	10.627809	3.48%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	0
2007	10.587907	10.905234	3.00%	0
2006	10.442533	10.587907	1.39%	0
2005	10.262197	10.442533	1.76%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	15.967291	17.075527	6.94%	3,303
2013	12.123945	15.967291	31.70%	3,133
2012	10.568460	12.123945	14.72%	2,960
2011	10.182083	10.568460	3.79%	2,776
2010	9.224959	10.182083	10.38%	2,572
2009	7.833619	9.224959	17.76%	2,343
2008	13.499778	7.833619	-41.97%	2,080
2007	13.158479	13.499778	2.59%	1,867
2006	11.494512	13.158479	14.48%	1,712
2005	11.230182	11.494512	2.35%	1,533
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.231564	14.856367	-8.47%	837
2013	13.515966	16.231564	20.09%	837
2012	12.096578	13.515966	11.73%	837
2011	15.344889	12.096578	-21.17%	837
2010	15.035337	15.344889	2.06%	837
2009	11.436390	15.035337	31.47%	837
2008	25.019439	11.436390	-54.29%	837
2007	24.220193	25.019439	3.30%	837
2006	18.317685	24.220193	32.22%	837
2005	16.064913	18.317685	14.02%	837
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.007309	15.603097	11.39%	0
2013	10.448920	14.007309	34.06%	0
2012	9.196308	10.448920	13.62%	0
2011	9.715949	9.196308	-5.82%	0
2010	9.040466	9.715949	7.47%	0
2009	6.738641	9.040466	34.16%	0
2008	11.444220	6.738641	-41.12%	0
2007	10.295404	11.444220	11.16%	0
2006	10.588935	10.295404	-2.77%	0
2005	9.422292	10.588935	12.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.347488	27.021335	6.60%	921
2013	18.820852	25.347488	34.68%	921
2012	16.236581	18.820852	15.92%	921
2011	18.158358	16.236581	-10.58%	921
2010	14.659161	18.158358	23.87%	921
2009	10.501555	14.659161	39.59%	921
2008	16.704086	10.501555	-37.13%	921
2007	16.816284	16.704086	-0.67%	921
2006	15.047690	16.816284	11.75%	921
2005	14.421008	15.047690	4.35%	921

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.389645	24.058898	2.86%	0
2013	16.986994	23.389645	37.69%	0
2012	14.999833	16.986994	13.25%	0
2011	15.242970	14.999833	-1.60%	0
2010	12.380143	15.242970	23.12%	0
2009	10.119629	12.380143	22.34%	0
2008	14.970321	10.119629	-32.40%	0
2007	15.402013	14.970321	-2.80%	0
2006	13.756976	15.402013	11.96%	0
2005	13.110012	13.756976	4.93%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.535820	17.246877	11.01%	0
2013	11.818153	15.535820	31.46%	0
2012	10.786739	11.818153	9.56%	0
2011	10.924791	10.786739	-1.26%	0
2010	9.723947	10.924791	12.35%	0
2009	7.429645	9.723947	30.88%	0
2008	11.579365	7.429645	-35.84%	0
2007	10.980303	11.579365	5.46%	0
2006	10.275479	10.980303	6.86%	0
2005	10.134186	10.275479	1.39%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	17.011716	18.880629	10.99%	0
2013	13.167907	17.011716	29.19%	0
2012	11.627901	13.167907	13.24%	0
2011	11.663847	11.627901	-0.31%	0
2010	10.379745	11.663847	12.37%	0
2009	8.396618	10.379745	23.62%	0
2008	13.652126	8.396618	-38.50%	0
2007	13.257044	13.652126	2.98%	0
2006	11.729615	13.257044	13.02%	0
2005	11.449414	11.729615	2.45%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	18.920773	20.940115	10.67%	0
2013	14.681480	18.920773	28.88%	0
2012	12.994051	14.681480	12.99%	0
2011	13.067218	12.994051	-0.56%	0
2010	11.659224	13.067218	12.08%	0
2009	9.453311	11.659224	23.33%	0
2008	15.414032	9.453311	-38.67%	0
2007	15.005585	15.414032	2.72%	0
2006	13.310356	15.005585	12.74%	0
2005	13.024491	13.310356	2.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.854557	-1.45%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	20.043507	20.087313	0.22%	0
2013	19.192377	20.043507	4.43%	0
2012	17.160134	19.192377	11.84%	0
2011	16.713492	17.160134	2.67%	0
2010	14.932804	16.713492	11.92%	0
2009	10.008518	14.932804	49.20%	0
2008	13.840244	10.008518	-27.69%	0
2007	13.709302	13.840244	0.96%	0
2006	12.670685	13.709302	8.20%	0
2005	12.660751	12.670685	0.08%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.872492	11.462613	-3.45%	0
2013	10.449473	11.872492	13.62%	0
2012	9.706385	10.449473	7.66%	0
2011	10.497512	9.706385	-7.54%	0
2010	9.493145	10.497512	10.58%	0
2009	8.565483	9.493145	10.83%	0
2008	12.446513	8.565483	-31.18%	0
2007	11.602794	12.446513	7.27%	0
2006	10.240784	11.602794	13.30%	0
2005	10.290702	10.240784	-0.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	13.732606	13.947065	1.56%	0
2013	13.890582	13.732606	-1.14%	0
2012	12.938648	13.890582	7.36%	0
2011	12.928357	12.938648	0.08%	0
2010	12.176795	12.928357	6.17%	0
2009	10.332741	12.176795	17.85%	0
2008	11.389868	10.332741	-9.28%	0
2007	11.046758	11.389868	3.11%	0
2006	10.838542	11.046758	1.92%	0
2005	10.934179	10.838542	-0.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.476590	13.650086	1.29%	0
2013	13.670124	13.476590	-1.42%	0
2012	12.765367	13.670124	7.09%	0
2011	12.790504	12.765367	-0.20%	0
2010	12.071689	12.790504	5.95%	0
2009	10.267356	12.071689	17.57%	0
2008	11.350232	10.267356	-9.54%	0
2007	11.033818	11.350232	2.87%	0
2006	10.850276	11.033818	1.69%	0
2005	10.979659	10.850276	-1.18%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	13.747666	14.216919	3.41%	0
2013	12.160816	13.747666	13.05%	0
2012	11.054994	12.160816	10.00%	0
2011	11.609465	11.054994	-4.78%	0
2010	10.394479	11.609465	11.69%	0
2009	8.238533	10.394479	26.17%	0
2008	11.828915	8.238533	-30.35%	0
2007	10.480564	11.828915	12.87%	0
2006	9.987582	10.480564	4.94%	0
2005	9.820651	9.987582	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	12.829146	13.248576	3.27%	0
2013	11.367314	12.829146	12.86%	0
2012	10.351158	11.367314	9.82%	0
2011	10.884617	10.351158	-4.90%	0
2010	9.760706	10.884617	11.51%	0
2009	7.746989	9.760706	25.99%	0
2008	11.136620	7.746989	-30.44%	0
2007	9.882926	11.136620	12.69%	0
2006	9.426788	9.882926	4.84%	0
2005	9.282383	9.426788	1.56%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.195374	12.619363	3.48%	0
2013	10.187537	12.195374	19.71%	0
2012	9.027432	10.187537	12.85%	0
2011	9.841964	9.027432	-8.28%	0
2010	8.657571	9.841964	13.68%	0
2009	6.663017	8.657571	29.93%	0
2008	10.619839	6.663017	-37.26%	0
2007	9.130977	10.619839	16.31%	0
2006	8.732946	9.130977	4.56%	0
2005	8.598288	8.732946	1.57%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.172255	11.539155	3.28%	0
2013	9.351974	11.172255	19.46%	0
2012	8.303016	9.351974	12.63%	0
2011	9.071109	8.303016	-8.47%	0
2010	7.989951	9.071109	13.53%	0
2009	6.166813	7.989951	29.56%	0
2008	9.838797	6.166813	-37.32%	0
2007	8.478871	9.838797	16.04%	0
2006	8.118742	8.478871	4.44%	0
2005	8.011018	8.118742	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	13.900188	14.973868	7.72%	0
2013	11.887553	13.900188	16.93%	0
2012	10.569006	11.887553	12.48%	0
2011	11.224910	10.569006	-5.84%	0
2010	9.722414	11.224910	15.45%	0
2009	7.181400	9.722414	35.38%	0
2008	11.124202	7.181400	-35.44%	0
2007	10.440849	11.124202	6.54%	0
2006	9.557198	10.440849	9.25%	0
2005	9.247818	9.557198	3.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.326240	15.422703	7.65%	0
2013	12.274146	14.326240	16.72%	0
2012	10.925278	12.274146	12.35%	0
2011	11.609010	10.925278	-5.89%	0
2010	10.074941	11.609010	15.23%	0
2009	7.443656	10.074941	35.35%	0
2008	11.552435	7.443656	-35.57%	0
2007	10.860643	11.552435	6.37%	0
2006	9.954009	10.860643	9.11%	0
2005	9.639366	9.954009	3.26%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	12.658963	13.735105	8.50%	0
2013	9.348168	12.658963	35.42%	0
2012	7.792429	9.348168	19.96%	0
2011	8.183010	7.792429	-4.77%	0
2010	7.083122	8.183010	15.53%	0
2009	5.325940	7.083122	32.99%	0
2008	9.255239	5.325940	-42.45%	0
2007	8.847020	9.255239	4.61%	0
2006	7.931019	8.847020	11.55%	0
2005	6.699171	7.931019	18.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.400635	13.427471	8.28%	0
2013	9.166476	12.400635	35.28%	0
2012	7.663372	9.166476	19.61%	0
2011	8.054371	7.663372	-4.85%	0
2010	6.976435	8.054371	15.45%	0
2009	5.250625	6.976435	32.87%	0
2008	9.149211	5.250625	-42.61%	0
2007	8.761711	9.149211	4.42%	0
2006	7.866891	8.761711	11.37%	0
2005	6.661731	7.866891	18.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.156464	15.049848	6.31%	0
2013	11.301561	14.156464	25.26%	0
2012	9.856356	11.301561	14.66%	0
2011	9.986715	9.856356	-1.31%	0
2010	8.867966	9.986715	12.62%	0
2009	6.969743	8.867966	27.24%	0
2008	12.432583	6.969743	-43.94%	0
2007	12.529656	12.432583	-0.77%	0
2006	10.663017	12.529656	17.51%	0
2005	10.303367	10.663017	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.220519	16.156167	6.15%	2,075
2013	12.168581	15.220519	25.08%	2,075
2012	10.624526	12.168581	14.53%	1,023
2011	10.786859	10.624526	-1.50%	1,023
2010	9.592710	10.786859	12.45%	1,023
2009	7.547916	9.592710	27.09%	1,023
2008	13.489249	7.547916	-44.04%	1,023
2007	13.614045	13.489249	-0.92%	1,023
2006	11.600422	13.614045	17.36%	1,023
2005	11.229053	11.600422	3.31%	1,023
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	13.063301	14.110124	8.01%	0
2013	10.003133	13.063301	30.59%	0
2012	8.634527	10.003133	15.85%	0
2011	8.687070	8.634527	-0.60%	0
2010	7.742543	8.687070	12.20%	0
2009	6.222578	7.742543	24.43%	0
2008	10.922502	6.222578	-43.03%	0
2007	9.967592	10.922502	9.58%	0
2006	9.013276	9.967592	10.59%	0
2005	8.565898	9.013276	5.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.255775	14.297372	7.86%	2,388
2013	10.166575	13.255775	30.39%	2,388
2012	8.787036	10.166575	15.70%	1,148
2011	8.859329	8.787036	-0.82%	1,148
2010	7.904008	8.859329	12.09%	1,148
2009	6.359604	7.904008	24.28%	1,148
2008	11.186681	6.359604	-43.15%	1,148
2007	10.221721	11.186681	9.44%	1,148
2006	9.255778	10.221721	10.44%	1,148
2005	8.806821	9.255778	5.10%	1,148
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	11.899766	12.946673	8.80%	0
2013	8.928600	11.899766	33.28%	0
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0
2009	5.340836	6.697024	25.39%	0
2008	10.344749	5.340836	-48.37%	0
2007	8.333858	10.344749	24.13%	0
2006	7.979337	8.333858	4.44%	0
2005	7.716381	7.979337	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.176351	9.967930	8.63%	0
2013	6.895471	9.176351	33.08%	0
2012	6.160089	6.895471	11.94%	0
2011	6.297207	6.160089	-2.18%	0
2010	5.195650	6.297207	21.20%	0
2009	4.149419	5.195650	25.21%	0
2008	8.048407	4.149419	-48.44%	0
2007	6.494685	8.048407	23.92%	0
2006	6.227695	6.494685	4.29%	0
2005	6.032208	6.227695	3.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.590184	12.451872	-1.10%	0
2013	12.152961	12.590184	3.60%	0
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
2009	6.827674	9.605582	40.69%	0
2008	9.311628	6.827674	-26.68%	0
2007	9.271042	9.311628	0.44%	0
2006	8.521607	9.271042	8.79%	0
2005	8.493992	8.521607	0.33%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.483237	13.312643	-1.27%	0
2013	13.036614	13.483237	3.43%	0
2012	11.690421	13.036614	11.52%	0
2011	11.518624	11.690421	1.49%	0
2010	10.355712	11.518624	11.23%	0
2009	7.376826	10.355712	40.38%	0
2008	10.070973	7.376826	-26.75%	0
2007	10.038273	10.070973	0.33%	0
2006	9.239545	10.038273	8.64%	0
2005	9.228598	9.239545	0.12%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	12.829195	14.256962	11.13%	0
2013	9.914235	12.829195	29.40%	0
2012	8.741332	9.914235	13.42%	0
2011	8.754507	8.741332	-0.15%	0
2010	7.778171	8.754507	12.55%	0
2009	6.278577	7.778171	23.88%	0
2008	10.185135	6.278577	-38.36%	0
2007	9.873118	10.185135	3.16%	0
2006	8.718132	9.873118	13.25%	0
2005	8.499127	8.718132	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	15.766862	16.326995	3.55%	0
2013	16.404937	15.766862	-3.89%	0
2012	15.832439	16.404937	3.62%	0
2011	15.073834	15.832439	5.03%	0
2010	14.289676	15.073834	5.49%	0
2009	12.619394	14.289676	13.24%	0
2008	13.329823	12.619394	-5.33%	0
2007	13.056692	13.329823	2.09%	0
2006	12.786679	13.056692	2.11%	0
2005	12.786593	12.786679	0.00%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	46.420743	48.237140	3.91%	0
2013	34.866405	46.420743	33.14%	0
2012	31.053717	34.866405	12.28%	0
2011	35.544192	31.053717	-12.63%	0
2010	28.223382	35.544192	25.94%	0
2009	20.600153	28.223382	37.01%	0
2008	34.804386	20.600153	-40.81%	0
2007	30.802845	34.804386	12.99%	0
2006	27.957810	30.802845	10.18%	0
2005	24.170104	27.957810	15.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	28.810969	29.891920	3.75%	879
2013	21.670513	28.810969	32.95%	879
2012	19.332456	21.670513	12.09%	879
2011	22.161704	19.332456	-12.77%	879
2010	17.615212	22.161704	25.81%	879
2009	12.881494	17.615212	36.75%	879
2008	21.798932	12.881494	-40.91%	879
2007	19.317512	21.798932	12.85%	879
2006	17.562509	19.317512	9.99%	879
2005	15.207369	17.562509	15.49%	879
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.270841	10.051026	-2.14%	0
2013	10.493474	10.270841	-2.12%	0
2012	10.710106	10.493474	-2.02%	0
2011	10.932838	10.710106	-2.04%	0
2010	11.145975	10.932838	-1.91%	0
2009	11.309351	11.145975	-1.44%	0
2008	11.218115	11.309351	0.81%	0
2007	10.901254	11.218115	2.91%	0
2006	10.620683	10.901254	2.64%	0
2005	10.532838	10.620683	0.83%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.576957	12.200797	-10.14%	0
2013	10.642284	13.576957	27.58%	0
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
2009	8.144178	10.075911	23.72%	0
2008	14.827724	8.144178	-45.07%	0
2007	12.930372	14.827724	14.67%	0
2006	11.203058	12.930372	15.42%	0
2005	9.622805	11.203058	16.42%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	10.805909	9.696251	-10.27%	1,616
2013	8.483895	10.805909	27.37%	1,616
2012	7.202871	8.483895	17.78%	1,616
2011	8.905110	7.202871	-19.12%	1,616
2010	8.065799	8.905110	10.41%	1,616
2009	6.530687	8.065799	23.51%	1,616
2008	11.910231	6.530687	-45.17%	1,616
2007	10.399853	11.910231	14.52%	1,616
2006	9.023920	10.399853	15.25%	1,616
2005	7.763390	9.023920	16.24%	1,616

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	15.599026	16.989304	8.91%	0
2013	12.050261	15.599026	29.45%	0
2012	10.194913	12.050261	18.20%	0
2011	10.691080	10.194913	-4.64%	0
2010	9.280171	10.691080	15.20%	0
2009	6.662785	9.280171	39.28%	0
2008	12.735434	6.662785	-47.68%	0
2007	12.762430	12.735434	-0.21%	0
2006	11.384835	12.762430	12.10%	0
2005	10.967131	11.384835	3.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.305187	16.639383	8.72%	0
2013	11.833189	15.305187	29.34%	0
2012	10.032224	11.833189	17.95%	0
2011	10.534387	10.032224	-4.77%	0
2010	9.161021	10.534387	14.99%	0
2009	6.588329	9.161021	39.05%	0
2008	12.610034	6.588329	-47.75%	0
2007	12.653218	12.610034	-0.34%	0
2006	11.302010	12.653218	11.96%	0
2005	10.912642	11.302010	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.623114	21.530198	4.40%	0
2013	16.156982	20.623114	27.64%	0
2012	12.991808	16.156982	24.36%	0
2011	14.565626	12.991808	-10.81%	0
2010	11.771295	14.565626	23.74%	0
2009	7.643067	11.771295	54.01%	0
2008	15.999266	7.643067	-52.23%	0
2007	15.485603	15.999266	3.32%	0
2006	13.618965	15.485603	13.71%	0
2005	13.570644	13.618965	0.36%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.153908	19.962755	4.22%	0
2013	15.036041	19.153908	27.39%	0
2012	12.093950	15.036041	24.33%	0
2011	13.587214	12.093950	-10.99%	0
2010	10.990735	13.587214	23.62%	0
2009	7.147359	10.990735	53.77%	0
2008	14.995434	7.147359	-52.34%	0
2007	14.535813	14.995434	3.16%	0
2006	12.804504	14.535813	13.52%	0
2005	12.775007	12.804504	0.23%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	18.597300	19.836319	6.66%	0
2013	14.613976	18.597300	27.26%	0
2012	13.314691	14.613976	9.76%	0
2011	12.800996	13.314691	4.01%	0
2010	10.816956	12.800996	18.34%	0
2009	9.394382	10.816956	15.14%	0
2008	13.141972	9.394382	-28.52%	0
2007	13.764650	13.141972	-4.52%	0
2006	11.978531	13.764650	14.91%	0
2005	11.806189	11.978531	1.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.410767	15.181556	-12.80%	0
2013	14.433838	17.410767	20.62%	0
2012	12.438573	14.433838	16.04%	0
2011	14.194065	12.438573	-12.37%	0
2010	13.347730	14.194065	6.34%	0
2009	9.932150	13.347730	34.39%	0
2008	16.984479	9.932150	-41.52%	0
2007	14.992532	16.984479	13.29%	0
2006	12.589369	14.992532	19.09%	0
2005	11.645175	12.589369	8.11%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.262728	15.096098	5.84%	0
2013	10.426620	14.262728	36.79%	0
2012	9.397265	10.426620	10.95%	0
2011	10.258927	9.397265	-8.40%	0
2010	8.768529	10.258927	17.00%	0
2009	5.409913	8.768529	62.08%	0
2008	10.865774	5.409913	-50.21%	0
2007	9.521135	10.865774	14.12%	0
2006	9.480934	9.521135	0.42%	0
2005	9.001111	9.480934	5.33%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.150903	18.309409	6.75%	1,024
2013	12.920885	17.150903	32.74%	1,024
2012	11.104020	12.920885	16.36%	1,024
2011	11.591898	11.104020	-4.21%	1,024
2010	10.239265	11.591898	13.21%	1,024
2009	8.149243	10.239265	25.65%	1,024
2008	12.973332	8.149243	-37.18%	1,024
2007	13.576071	12.973332	-4.44%	1,024
2006	11.955296	13.576071	13.56%	1,024
2005	11.734926	11.955296	1.88%	1,024
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.426806	15.266597	5.82%	0
2013	11.407157	14.426806	26.47%	0
2012	10.237237	11.407157	11.43%	0
2011	10.468329	10.237237	-2.21%	0
2010	9.765099	10.468329	7.20%	0
2009	7.778513	9.765099	25.54%	0
2008	11.379794	7.778513	-31.65%	0
2007	10.758010	11.379794	5.78%	0
2006*	10.000000	10.758010	7.58%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.159288	14.941963	5.53%	0
2013	11.222864	14.159288	26.16%	0
2012	10.095672	11.222864	11.17%	0
2011	10.347418	10.095672	-2.43%	0
2010	9.679404	10.347418	6.90%	0
2009	7.729246	9.679404	25.23%	0
2008	11.336843	7.729246	-31.82%	0
2007	10.741032	11.336843	5.55%	0
2006*	10.000000	10.741032	7.41%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	20.945699	20.513719	-2.06%	0
2013	18.030839	20.945699	16.17%	0
2012	15.988842	18.030839	12.77%	0
2011	17.567947	15.988842	-8.99%	0
2010	15.943442	17.567947	10.19%	0
2009	12.077272	15.943442	32.01%	0
2008	20.760941	12.077272	-41.83%	0
2007	18.540907	20.760941	11.97%	0
2006	14.816159	18.540907	25.14%	0
2005	12.863507	14.816159	15.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.160502	18.557965	2.19%	0
2013	14.407796	18.160502	26.05%	0
2012	13.271266	14.407796	8.56%	0
2011	14.486254	13.271266	-8.39%	0
2010	12.973431	14.486254	11.66%	0
2009	10.182204	12.973431	27.41%	0
2008	14.558212	10.182204	-30.06%	0
2007	13.582788	14.558212	7.18%	0
2006	12.477630	13.582788	8.86%	0
2005	11.848572	12.477630	5.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	12.983289	13.725114	5.71%	0
2013	9.683917	12.983289	34.07%	0
2012*	10.000000	9.683917	-3.16%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.398728	-6.01%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	11.820644	12.556414	6.22%	0
2013	8.803725	11.820644	34.27%	0
2012	7.728373	8.803725	13.91%	0
2011	8.416746	7.728373	-8.18%	0
2010	6.657288	8.416746	26.43%	0
2009	4.816666	6.657288	38.21%	0
2008	10.169795	4.816666	-52.64%	0
2007	9.491843	10.169795	7.14%	0
2006	9.482076	9.491843	0.10%	0
2005	9.420626	9.482076	0.65%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.837643	17.956227	-9.48%	0
2013	14.355932	19.837643	38.18%	0
2012	12.135945	14.355932	18.29%	0
2011	13.856256	12.135945	-12.42%	0
2010	10.416617	13.856256	33.02%	0
2009	6.534091	10.416617	59.42%	0
2008	11.041606	6.534091	-40.82%	0
2007	11.037177	11.041606	0.04%	0
2006	9.987643	11.037177	10.51%	0
2005	9.717518	9.987643	2.78%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.931281	20.414192	7.83%	0
2013	14.268131	18.931281	32.68%	0
2012	12.583745	14.268131	13.39%	0
2011	12.919941	12.583745	-2.60%	0
2010	11.872017	12.919941	8.83%	0
2009	9.908329	11.872017	19.82%	0
2008	15.056226	9.908329	-34.19%	0
2007	14.302731	15.056226	5.27%	0
2006	12.128915	14.302731	17.92%	0
2005	11.641759	12.128915	4.18%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.431838	21.475997	10.52%	0
2013	15.081830	19.431838	28.84%	0
2012	13.468372	15.081830	11.98%	0
2011	13.697071	13.468372	-1.67%	0
2010	12.370863	13.697071	10.72%	0
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.258642	13.621024	2.73%	0
2013	10.990690	13.258642	20.64%	0
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
2009	7.425270	8.966848	20.76%	0
2008	10.806270	7.425270	-31.29%	0
2007	10.405944	10.806270	3.85%	0
2006*	10.000000	10.405944	4.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.641514	10.931131	2.72%	0
2013	11.162660	10.641514	-4.67%	0
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	3.71%	0
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
2011	10.834550	9.615008	-11.26%	0
2010	9.948218	10.834550	8.91%	0
2009	7.179740	9.948218	38.56%	0
2008	11.957998	7.179740	-39.96%	0
2007	10.686985	11.957998	11.89%	0
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
2007	10.216091	11.184549	9.48%	0
2006*	10.000000	10.216091	2.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.697730	12.616898	7.86%	0
2013	8.990572	11.697730	30.11%	0
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
2009	5.908398	7.555705	27.88%	0
2008	9.749596	5.908398	-39.40%	0
2007*	10.000000	9.749596	-2.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.786632	-2.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.301011	14.395004	8.22%	0
2013	9.795668	13.301011	35.78%	0
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	0
2012	8.948768	9.752647	8.98%	0
2011	9.453736	8.948768	-5.34%	0
2010	7.818986	9.453736	20.91%	0
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.537117	11.859767	2.80%	0
2013	12.020409	11.537117	-4.02%	0
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	4.76%	0
2009	9.802132	10.433971	6.45%	0
2008*	10.000000	9.802132	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	0
2012	11.288265	11.871478	5.17%	0
2011	10.858224	11.288265	3.96%	0
2010	10.392365	10.858224	4.48%	0
2009	9.780422	10.392365	6.26%	0
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	23.642318	21.808207	-7.76%	0
2013	24.058657	23.642318	-1.73%	0
2012	21.017525	24.058657	14.47%	0
2011	27.749326	21.017525	-24.26%	0
2010	24.465345	27.749326	13.42%	0
2009	15.330784	24.465345	59.58%	0
2008	37.244096	15.330784	-58.84%	0
2007	26.218011	37.244096	42.06%	0
2006	19.654703	26.218011	33.39%	0
2005	15.177915	19.654703	29.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.542564	12.833663	2.32%	0
2013	13.360005	12.542564	-6.12%	0
2012	13.249291	13.360005	0.84%	0
2011	12.623711	13.249291	4.96%	0
2010	12.312301	12.623711	2.53%	0
2009	12.253382	12.312301	0.48%	0
2008	11.625148	12.253382	5.40%	0
2007	11.088197	11.625148	4.84%	0
2006	10.964783	11.088197	1.13%	0
2005	10.850902	10.964783	1.05%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.997086	17.460780	2.73%	0
2013	13.650870	16.997086	24.51%	0
2012	12.037183	13.650870	13.41%	0
2011	12.804572	12.037183	-5.99%	0
2010	11.415696	12.804572	12.17%	0
2009	9.171396	11.415696	24.47%	0
2008	14.841358	9.171396	-38.20%	0
2007	14.316251	14.841358	3.67%	0
2006	12.518282	14.316251	14.36%	0
2005	11.852441	12.518282	5.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.471503	12.678118	1.66%	2,385
2013	12.158077	12.471503	2.58%	2,385
2012	11.814410	12.158077	2.91%	2,385
2011	11.729593	11.814410	0.72%	2,385
2010	11.320210	11.729593	3.62%	2,385
2009	10.605462	11.320210	6.74%	2,385
2008	11.533149	10.605462	-8.04%	2,385
2007	11.186010	11.533149	3.10%	2,385
2006	10.767398	11.186010	3.89%	2,385
2005	10.651104	10.767398	1.09%	2,385

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.133277	15.575136	2.92%	0
2013	13.260785	15.133277	14.12%	0
2012	12.230480	13.260785	8.42%	0
2011	12.503686	12.230480	-2.19%	0
2010	11.520910	12.503686	8.53%	0
2009	9.882894	11.520910	16.57%	0
2008	13.150641	9.882894	-24.85%	0
2007	12.721212	13.150641	3.38%	0
2006	11.674509	12.721212	8.97%	0
2005	11.325053	11.674509	3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.356123	16.797806	2.70%	0
2013	13.658854	16.356123	19.75%	0
2012	12.271127	13.658854	11.31%	0
2011	12.812686	12.271127	-4.23%	0
2010	11.604645	12.812686	10.41%	0
2009	9.534035	11.604645	21.72%	0
2008	14.202017	9.534035	-32.87%	0
2007	13.674738	14.202017	3.86%	1,939
2006	12.200333	13.674738	12.08%	1,939
2005	11.644118	12.200333	4.78%	1,939
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.019484	14.368228	2.49%	2,508
2013	12.966634	14.019484	8.12%	2,508
2012	12.266038	12.966634	5.71%	2,508
2011	12.281630	12.266038	-0.13%	2,508
2010	11.566324	12.281630	6.18%	2,508
2009	10.318000	11.566324	12.10%	2,508
2008	12.412119	10.318000	-16.87%	2,508
2007	11.984135	12.412119	3.57%	2,508
2006	11.295330	11.984135	6.10%	2,508
2005	11.047236	11.295330	2.25%	2,508
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.365374	21.681103	6.46%	0
2013	15.224667	20.365374	33.77%	0
2012	13.110224	15.224667	16.13%	0
2011	13.703802	13.110224	-4.33%	0
2010	12.872007	13.703802	6.46%	0
2009*	10.000000	12.872007	28.72%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.117464	21.370417	6.23%	2,025
2013	15.085423	20.117464	33.36%	2,025
2012	13.019223	15.085423	15.87%	2,025
2011	13.645142	13.019223	-4.59%	2,025
2010	12.850326	13.645142	6.19%	2,025
2009*	10.000000	12.850326	28.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.405015	23.988559	7.07%	0
2013	17.209596	22.405015	30.19%	0
2012	14.972447	17.209596	14.94%	0
2011	15.700258	14.972447	-4.64%	0
2010	12.713685	15.700258	23.49%	0
2009	9.500925	12.713685	33.82%	0
2008	15.282716	9.500925	-37.83%	0
2007	14.522518	15.282716	5.23%	0
2006	13.505186	14.522518	7.53%	0
2005	12.311434	13.505186	9.70%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	20.863916	22.288630	6.83%	1,857
2013	16.054957	20.863916	29.95%	1,857
2012	13.991482	16.054957	14.75%	1,056
2011	14.691816	13.991482	-4.77%	1,056
2010	11.928844	14.691816	23.16%	1,056
2009	8.931038	11.928844	33.57%	1,056
2008	14.400280	8.931038	-37.98%	1,056
2007	13.707918	14.400280	5.05%	1,056
2006	12.764702	13.707918	7.39%	1,056
2005	11.657317	12.764702	9.50%	1,056
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.089011	8.893602	-2.15%	0
2013	9.288720	9.089011	-2.15%	0
2012	9.493374	9.288720	-2.16%	0
2011	9.701381	9.493374	-2.14%	0
2010	9.914529	9.701381	-2.15%	0
2009	10.128123	9.914529	-2.11%	0
2008	10.142369	10.128123	-0.14%	0
2007	9.892342	10.142369	2.53%	0
2006	9.670975	9.892342	2.29%	0
2005	9.626054	9.670975	0.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	0
2012	7.916925	8.948602	13.03%	0
2011	8.952102	7.916925	-11.56%	0
2010	8.038841	8.952102	11.36%	0
2009	6.035998	8.038841	33.18%	0
2008*	10.000000	6.035998	-39.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.973198	-10.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.956804	-10.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	0
2012	8.480971	9.637576	13.64%	0
2011	8.956444	8.480971	-5.31%	0
2010	7.934473	8.956444	12.88%	0
2009	6.268781	7.934473	26.57%	0
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	0
2012	8.865053	9.944282	12.17%	0
2011	9.481495	8.865053	-6.50%	0
2010	7.661708	9.481495	23.75%	0
2009	6.179627	7.661708	23.98%	0
2008*	10.000000	6.179627	-38.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	0
2012	9.513974	10.830592	13.84%	0
2011	9.953671	9.513974	-4.42%	0
2010	8.502885	9.953671	17.06%	0
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.143834	14.191004	0.33%	3,795
2013	10.041226	14.143834	40.86%	3,593
2012	9.074287	10.041226	10.66%	3,389
2011	9.353835	9.074287	-2.99%	3,172
2010	7.640943	9.353835	22.42%	2,947
2009	6.139684	7.640943	24.45%	2,681
2008	11.736815	6.139684	-47.69%	2,348
2007	10.955323	11.736815	7.13%	2,086
2006	10.870894	10.955323	0.78%	1,905
2005	10.311361	10.870894	5.43%	1,705

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	21.645722	22.667649	4.72%	0
2013	15.755628	21.645722	37.38%	0
2012	13.369185	15.755628	17.85%	0
2011	14.392159	13.369185	-7.11%	0
2010	11.617340	14.392159	23.89%	0
2009	9.406663	11.617340	23.50%	0
2008	14.169625	9.406663	-33.61%	0
2007	15.555230	14.169625	-8.91%	0
2006	13.552352	15.555230	14.78%	0
2005	13.436342	13.552352	0.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	19.540364	20.413779	4.47%	0
2013	14.261419	19.540364	37.02%	0
2012	12.115439	14.261419	17.71%	0
2011	13.095274	12.115439	-7.48%	0
2010	10.581383	13.095274	23.76%	0
2009	8.592002	10.581383	23.15%	0
2008	12.970757	8.592002	-33.76%	0
2007	14.290507	12.970757	-9.24%	0
2006	12.471410	14.290507	14.59%	0
2005	12.399737	12.471410	0.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	22.272879	21.971596	-1.35%	0
2013	16.153878	22.272879	37.88%	0
2012	14.293732	16.153878	13.01%	0
2011	15.467035	14.293732	-7.59%	0
2010	12.612988	15.467035	22.63%	0
2009	9.569374	12.612988	31.81%	0
2008	15.822586	9.569374	-39.52%	0
2007	15.834593	15.822586	-0.08%	0
2006	14.442878	15.834593	9.64%	0
2005	13.140642	14.442878	9.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.156435	21.800554	-1.61%	0
2013	16.110121	22.156435	37.53%	0
2012	14.289134	16.110121	12.74%	0
2011	15.502116	14.289134	-7.82%	0
2010	12.676006	15.502116	22.29%	0
2009	9.636667	12.676006	31.54%	0
2008	15.976629	9.636667	-39.68%	0
2007	16.026027	15.976629	-0.31%	0
2006	14.654947	16.026027	9.36%	0
2005	13.370618	14.654947	9.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.194146	13.341920	9.41%	0
2013	9.528213	12.194146	27.98%	0
2012	8.553610	9.528213	11.39%	0
2011	8.708239	8.553610	-1.78%	0
2010	7.860083	8.708239	10.79%	0
2009	6.397749	7.860083	22.86%	0
2008	11.198465	6.397749	-42.87%	0
2007	10.608500	11.198465	5.56%	0
2006*	10.000000	10.608500	6.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	4.06%	0
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.459530	18.857827	8.01%	0
2013	12.966932	17.459530	34.65%	0
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0
2007	13.055015	13.745280	5.29%	0
2006	11.733259	13.055015	11.27%	0
2005	11.220861	11.733259	4.57%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	20.722856	20.742082	0.09%	0
2013	16.635345	20.722856	24.57%	0
2012	14.020244	16.635345	18.65%	0
2011	15.623003	14.020244	-10.26%	0
2010	13.767919	15.623003	13.47%	0
2009	10.066732	13.767919	36.77%	0
2008	17.201319	10.066732	-41.48%	0
2007	16.536403	17.201319	4.02%	0
2006	14.358400	16.536403	15.17%	0
2005	12.836296	14.358400	11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	20.079573	20.051798	-0.14%	0
2013	16.159051	20.079573	24.26%	0
2012	13.654222	16.159051	18.34%	0
2011	15.254523	13.654222	-10.49%	0
2010	13.473629	15.254523	13.22%	0
2009	9.881052	13.473629	36.36%	0
2008	16.924327	9.881052	-41.62%	0
2007	16.306617	16.924327	3.79%	0
2006	14.198492	16.306617	14.85%	0
2005	12.720920	14.198492	11.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.908581	9.970761	0.63%	0
2013	10.139733	9.908581	-2.28%	0
2012*	10.000000	10.139733	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	16.534554	16.582161	0.29%	0
2013	16.960116	16.534554	-2.51%	0
2012	15.319264	16.960116	10.71%	0
2011	15.554039	15.319264	-1.51%	0
2010	13.849712	15.554039	12.31%	0
2009	11.953514	13.849712	15.86%	0
2008	14.285502	11.953514	-16.32%	0
2007	13.327949	14.285502	7.18%	0
2006	12.701209	13.327949	4.93%	0
2005	12.665535	12.701209	0.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.981906	-10.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.450344	16.690546	8.03%	1,009
2013	12.012933	15.450344	28.61%	1,009
2012	10.528721	12.012933	14.10%	1,009
2011	10.793534	10.528721	-2.45%	1,009
2010	9.523369	10.793534	13.34%	1,009
2009	7.603973	9.523369	25.24%	1,009
2008	12.662325	7.603973	-39.95%	1,009
2007	12.426191	12.662325	1.90%	1,009
2006	11.065364	12.426191	12.30%	1,009
2005	10.693858	11.065364	3.47%	1,009
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	24.109015	26.405898	9.53%	0
2013	17.472011	24.109015	37.99%	0
2012	15.134508	17.472011	15.44%	0
2011	15.816323	15.134508	-4.31%	0
2010	13.097820	15.816323	20.76%	0
2009	9.756648	13.097820	34.25%	0
2008	16.038962	9.756648	-39.17%	0
2007	16.594129	16.038962	-3.35%	0
2006	14.746131	16.594129	12.53%	0
2005	13.709040	14.746131	7.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.183863	15.496456	9.25%	0
2013	10.307897	14.183863	37.60%	0
2012	8.952904	10.307897	15.13%	0
2011	9.372582	8.952904	-4.48%	0
2010	7.783705	9.372582	20.41%	0
2009	5.811385	7.783705	33.94%	0
2008	9.580195	5.811385	-39.34%	0
2007	9.926749	9.580195	-3.57%	0
2006*	10.000000	9.926749	-0.73%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.644773	-3.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	2.92%	0
2009*	10.000000	10.887208	8.87%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.604506	19.074857	8.35%	0
2013	13.260201	17.604506	32.76%	0
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	14.699465	13.408479	-8.78%	0
2013	11.729658	14.699465	25.32%	0
2012	9.832944	11.729658	19.29%	0
2011	12.097380	9.832944	-18.72%	0
2010	11.236391	12.097380	7.66%	0
2009	9.213676	11.236391	21.95%	0
2008	16.800695	9.213676	-45.16%	0
2007	15.846048	16.800695	6.02%	0
2006	12.678693	15.846048	24.98%	0
2005	11.547872	12.678693	9.79%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	19.720828	19.959447	1.21%	0
2013	14.436077	19.720828	36.61%	0
2012	12.557922	14.436077	14.96%	0
2011	13.469999	12.557922	-6.77%	0
2010	10.926559	13.469999	23.28%	0
2009	8.489677	10.926559	28.70%	0
2008	14.308809	8.489677	-40.67%	0
2007	16.756437	14.308809	-14.61%	0
2006	14.598741	16.756437	14.78%	0
2005	13.938389	14.598741	4.74%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.676220	17.903938	7.36%	0
2013	11.857586	16.676220	40.64%	0
2012	10.609228	11.857586	11.77%	0
2011	13.197631	10.609228	-19.61%	0
2010	11.165208	13.197631	18.20%	0
2009	6.961969	11.165208	60.37%	0
2008	11.299762	6.961969	-38.39%	0
2007	10.945197	11.299762	3.24%	0
2006	10.608418	10.945197	3.17%	0
2005	10.256913	10.608418	3.43%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
2007	10.568123	10.879266	2.94%	0
2006	10.428329	10.568123	1.34%	0
2005	10.253466	10.428329	1.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.379711	22.447355	-3.99%	0
2013	15.904234	23.379711	47.00%	0
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0
2009*	10.000000	13.011675	30.12%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	15.870626	16.963486	6.89%	0
2013	12.056696	15.870626	31.63%	0
2012	10.515221	12.056696	14.66%	0
2011	10.135965	10.515221	3.74%	0
2010	9.187875	10.135965	10.32%	0
2009	7.806116	9.187875	17.70%	0
2008	13.459282	7.806116	-42.00%	0
2007	13.125760	13.459282	2.54%	0
2006	11.471773	13.125760	14.42%	0
2005	11.213688	11.471773	2.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	16.133289	14.758866	-8.52%	0
2013	13.440998	16.133289	20.03%	0
2012	12.035658	13.440998	11.68%	0
2011	15.275418	12.035658	-21.21%	0
2010	14.974915	15.275418	2.01%	0
2009	11.396262	14.974915	31.40%	0
2008	24.944445	11.396262	-54.31%	0
2007	24.160008	24.944445	3.25%	0
2006	18.281468	24.160008	32.16%	0
2005	16.041316	18.281468	13.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	13.922473	15.500678	11.34%	0
2013	10.390951	13.922473	33.99%	0
2012	9.149978	10.390951	13.56%	0
2011	9.671929	9.149978	-5.87%	0
2010	9.004111	9.671929	7.42%	0
2009	6.714977	9.004111	34.09%	0
2008	11.409874	6.714977	-41.15%	0
2007	10.269776	11.409874	11.10%	0
2006	10.567967	10.269776	-2.82%	0
2005	9.408424	10.567967	12.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.194132	26.844129	6.55%	0
2013	18.716530	25.194132	34.61%	0
2012	16.154855	18.716530	15.86%	0
2011	18.076180	16.154855	-10.63%	0
2010	14.600265	18.076180	23.81%	0
2009	10.464714	14.600265	39.52%	0
2008	16.653994	10.464714	-37.16%	0
2007	16.774477	16.653994	-0.72%	0
2006	15.017934	16.774477	11.70%	0
2005	14.399825	15.017934	4.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.251630	23.904713	2.81%	0
2013	16.895386	23.251630	37.62%	0
2012	14.926594	16.895386	13.19%	0
2011	15.176283	14.926594	-1.65%	0
2010	12.332278	15.176283	23.06%	0
2009	10.085662	12.332278	22.28%	0
2008	14.927717	10.085662	-32.44%	0
2007	15.366077	14.927717	-2.85%	0
2006	13.731878	15.366077	11.90%	0
2005	13.092763	13.731878	4.88%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.444181	17.136387	10.96%	0
2013	11.754445	15.444181	31.39%	0
2012	10.734082	11.754445	9.51%	0
2011	10.876999	10.734082	-1.31%	0
2010	9.686353	10.876999	12.29%	0
2009	7.404714	9.686353	30.81%	0
2008	11.546433	7.404714	-35.87%	0
2007	10.954701	11.546433	5.40%	0
2006	10.256747	10.954701	6.80%	0
2005	10.120867	10.256747	1.34%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	16.911283	18.759585	10.93%	0
2013	13.096867	16.911283	29.12%	0
2012	11.571097	13.096867	13.19%	0
2011	11.612792	11.571097	-0.36%	0
2010	10.339590	11.612792	12.31%	0
2009	8.368407	10.339590	23.56%	0
2008	13.613237	8.368407	-38.53%	0
2007	13.226084	13.613237	2.93%	0
2006	11.708192	13.226084	12.96%	0
2005	11.434335	11.708192	2.40%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	18.817882	20.815600	10.62%	0
2013	14.609108	18.817882	28.81%	0
2012	12.936630	14.609108	12.93%	0
2011	13.016104	12.936630	-0.61%	0
2010	11.619553	13.016104	12.02%	0
2009	9.425969	11.619553	23.27%	0
2008	15.377331	9.425969	-38.70%	0
2007	14.977543	15.377331	2.67%	0
2006	13.292245	14.977543	12.68%	0
2005	13.013396	13.292245	2.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.851182	-1.49%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	19.922218	19.955554	0.17%	0
2013	19.085999	19.922218	4.38%	0
2012	17.073775	19.085999	11.79%	0
2011	16.637859	17.073775	2.62%	0
2010	14.872824	16.637859	11.87%	0
2009	9.973402	14.872824	49.12%	0
2008	13.798733	9.973402	-27.72%	0
2007	13.675209	13.798733	0.90%	0
2006	12.645613	13.675209	8.14%	0
2005	12.642141	12.645613	0.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.801895	11.388645	-3.50%	0
2013	10.392653	11.801895	13.56%	0
2012	9.658550	10.392653	7.60%	0
2011	10.451117	9.658550	-7.58%	0
2010	9.456016	10.451117	10.52%	0
2009	8.536330	9.456016	10.77%	0
2008	12.410498	8.536330	-31.22%	0
2007	11.575171	12.410498	7.22%	0
2006	10.221624	11.575171	13.24%	0
2005	10.276692	10.221624	-0.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	13.651510	13.857604	1.51%	0
2013	13.815624	13.651510	-1.19%	0
2012	12.875420	13.815624	7.30%	0
2011	12.871755	12.875420	0.03%	0
2010	12.129682	12.871755	6.12%	0
2009	10.298025	12.129682	17.79%	0
2008	11.357405	10.298025	-9.33%	0
2007	11.020936	11.357405	3.05%	0
2006	10.818743	11.020936	1.87%	0
2005	10.919766	10.818743	-0.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.396467	13.561999	1.24%	0
2013	13.595796	13.396467	-1.47%	0
2012	12.702458	13.595796	7.03%	0
2011	12.733962	12.702458	-0.25%	0
2010	12.024476	12.733962	5.90%	0
2009	10.232421	12.024476	17.51%	0
2008	11.317397	10.232421	-9.59%	0
2007	11.007547	11.317397	2.81%	0
2006	10.829959	11.007547	1.64%	0
2005	10.964691	10.829959	-1.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	13.645045	14.103570	3.36%	0
2013	12.076217	13.645045	12.99%	0
2012	10.983708	12.076217	9.95%	0
2011	11.540493	10.983708	-4.82%	0
2010	10.337999	11.540493	11.63%	0
2009	8.197942	10.337999	26.10%	0
2008	11.776657	8.197942	-30.39%	0
2007	10.439629	11.776657	12.81%	0
2006	9.953647	10.439629	4.88%	0
2005	9.792282	9.953647	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	12.739850	13.149635	3.22%	0
2013	11.293958	12.739850	12.80%	0
2012	10.289626	11.293958	9.76%	0
2011	10.825433	10.289626	-4.95%	0
2010	9.712594	10.825433	11.46%	0
2009	7.712734	9.712594	25.93%	0
2008	11.093048	7.712734	-30.47%	0
2007	9.849321	11.093048	12.63%	0
2006	9.399532	9.849321	4.79%	0
2005	9.260259	9.399532	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	12.104291	12.518718	3.42%	0
2013	10.116617	12.104291	19.65%	0
2012	8.969186	10.116617	12.79%	0
2011	9.783442	8.969186	-8.32%	0
2010	8.610479	9.783442	13.62%	0
2009	6.630165	8.610479	29.87%	0
2008	10.572904	6.630165	-37.29%	0
2007	9.095296	10.572904	16.25%	0
2006	8.703259	9.095296	4.50%	0
2005	8.573428	8.703259	1.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	11.094430	11.452918	3.23%	0
2013	9.291578	11.094430	19.40%	0
2012	8.253619	9.291578	12.58%	0
2011	9.021751	8.253619	-8.51%	0
2010	7.950538	9.021751	13.47%	0
2009	6.139533	7.950538	29.50%	0
2008	9.800309	6.139533	-37.35%	0
2007	8.450052	9.800309	15.98%	0
2006	8.095269	8.450052	4.38%	0
2005	7.991930	8.095269	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	13.796466	14.854557	7.67%	0
2013	11.804866	13.796466	16.87%	0
2012	10.500870	11.804866	12.42%	0
2011	11.158233	10.500870	-5.89%	0
2010	9.669606	11.158233	15.39%	0
2009	7.146040	9.669606	35.31%	0
2008	11.075093	7.146040	-35.48%	0
2007	10.400099	11.075093	6.49%	0
2006	9.524752	10.400099	9.19%	0
2005	9.221112	9.524752	3.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	14.226532	15.307536	7.60%	0
2013	12.194945	14.226532	16.66%	0
2012	10.860337	12.194945	12.29%	0
2011	11.545887	10.860337	-5.94%	0
2010	10.025276	11.545887	15.17%	0
2009	7.410757	10.025276	35.28%	0
2008	11.507280	7.410757	-35.60%	0
2007	10.823752	11.507280	6.32%	0
2006	9.925264	10.823752	9.05%	0
2005	9.616419	9.925264	3.21%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	12.573491	13.635402	8.45%	0
2013	9.289795	12.573491	35.35%	0
2012	7.747749	9.289795	19.90%	0
2011	8.140239	7.747749	-4.82%	0
2010	7.049701	8.140239	15.47%	0
2009	5.303522	7.049701	32.92%	0
2008	9.221012	5.303522	-42.48%	0
2007	8.818832	9.221012	4.56%	0
2006	7.909775	8.818832	11.49%	0
2005	6.684633	7.909775	18.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	12.316992	13.330078	8.23%	0
2013	9.109291	12.316992	35.21%	0
2012	7.619464	9.109291	19.55%	0
2011	8.012308	7.619464	-4.90%	0
2010	6.943541	8.012308	15.39%	0
2009	5.228543	6.943541	32.80%	0
2008	9.115418	5.228543	-42.64%	0
2007	8.733830	9.115418	4.37%	0
2006	7.845856	8.733830	11.32%	0
2005	6.647305	7.845856	18.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.050791	14.929871	6.26%	0
2013	11.222931	14.050791	25.20%	0
2012	9.792796	11.222931	14.60%	0
2011	9.927379	9.792796	-1.36%	0
2010	8.819788	9.927379	12.56%	0
2009	6.935423	8.819788	27.17%	0
2008	12.377697	6.935423	-43.97%	0
2007	12.480760	12.377697	-0.83%	0
2006	10.626821	12.480760	17.45%	0
2005	10.273613	10.626821	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.114480	16.035406	6.09%	0
2013	12.089983	15.114480	25.02%	0
2012	10.561315	12.089983	14.47%	0
2011	10.728167	10.561315	-1.56%	0
2010	9.545392	10.728167	12.39%	725
2009	7.514530	9.545392	27.03%	725
2008	13.436473	7.514530	-44.07%	725
2007	13.567765	13.436473	-0.97%	725
2006	11.566886	13.567765	17.30%	725
2005	11.202290	11.566886	3.25%	725
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	12.965697	13.997542	7.96%	0
2013	9.933466	12.965697	30.53%	0
2012	8.578787	9.933466	15.79%	0
2011	8.635398	8.578787	-0.66%	0
2010	7.700418	8.635398	12.14%	0
2009	6.191892	7.700418	24.36%	0
2008	10.874210	6.191892	-43.06%	0
2007	9.928625	10.874210	9.52%	0
2006	8.982616	9.928625	10.53%	0
2005	8.541107	8.982616	5.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.163513	14.190610	7.80%	0
2013	10.100981	13.163513	30.32%	0
2012	8.734827	10.100981	15.64%	0
2011	8.811172	8.734827	-0.87%	0
2010	7.865055	8.811172	12.03%	0
2009	6.331499	7.865055	24.22%	0
2008	11.142951	6.331499	-43.18%	0
2007	10.186996	11.142951	9.38%	0
2006	9.229031	10.186996	10.38%	0
2005	8.785840	9.229031	5.04%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	11.810918	12.843449	8.74%	0
2013	8.866465	11.810918	33.21%	0
2012	7.915072	8.866465	12.02%	0
2011	8.081337	7.915072	-2.06%	0
2010	6.660623	8.081337	21.33%	0
2009	5.314525	6.660623	25.33%	0
2008	10.299075	5.314525	-48.40%	0
2007	8.301332	10.299075	24.07%	0
2006	7.952242	8.301332	4.39%	0
2005	7.694090	7.952242	3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	9.112494	9.893515	8.57%	0
2013	6.850974	9.112494	33.01%	0
2012	6.123484	6.850974	11.88%	0
2011	6.262982	6.123484	-2.23%	0
2010	5.170049	6.262982	21.14%	0
2009	4.131086	5.170049	25.15%	0
2008	8.016948	4.131086	-48.47%	0
2007	6.472626	8.016948	23.86%	0
2006	6.209708	6.472626	4.23%	0
2005	6.017847	6.209708	3.19%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.496150	12.352556	-1.15%	0
2013	12.068349	12.496150	3.54%	0
2012	10.806391	12.068349	11.68%	0
2011	10.631486	10.806391	1.65%	0
2010	9.553330	10.631486	11.29%	0
2009	6.793998	9.553330	40.61%	0
2008	9.270443	6.793998	-26.71%	0
2007	9.234781	9.270443	0.39%	0
2006	8.492610	9.234781	8.74%	0
2005	8.469429	8.492610	0.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.389367	13.213205	-1.32%	0
2013	12.952478	13.389367	3.37%	0
2012	11.620923	12.952478	11.46%	0
2011	11.455994	11.620923	1.44%	0
2010	10.304659	11.455994	11.17%	0
2009	7.344206	10.304659	40.31%	0
2008	10.031581	7.344206	-26.79%	0
2007	10.004134	10.031581	0.27%	0
2006	9.212828	10.004134	8.59%	0
2005	9.206598	9.212828	0.07%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	12.733382	14.143252	11.07%	0
2013	9.845218	12.733382	29.34%	0
2012	8.684930	9.845218	13.36%	0
2011	8.702453	8.684930	-0.20%	0
2010	7.735878	8.702453	12.49%	0
2009	6.247628	7.735878	23.82%	0
2008	10.140119	6.247628	-38.39%	0
2007	9.834538	10.140119	3.11%	0
2006	8.688502	9.834538	13.19%	0
2005	8.474560	8.688502	2.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	15.649198	16.196870	3.50%	0
2013	16.290832	15.649198	-3.94%	0
2012	15.730380	16.290832	3.56%	0
2011	14.984294	15.730380	4.98%	0
2010	14.212059	14.984294	5.43%	0
2009	12.557258	14.212059	13.18%	0
2008	13.270976	12.557258	-5.38%	0
2007	13.005724	13.270976	2.04%	0
2006	12.743256	13.005724	2.06%	0
2005	12.749685	12.743256	-0.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	46.074165	47.852533	3.86%	0
2013	34.623774	46.074165	33.07%	0
2012	30.853420	34.623774	12.22%	0
2011	35.332955	30.853420	-12.68%	0
2010	28.069970	35.332955	25.87%	0
2009	20.498650	28.069970	36.94%	0
2008	34.650659	20.498650	-40.84%	0
2007	30.682557	34.650659	12.93%	0
2006	27.862841	30.682557	10.12%	0
2005	24.100265	27.862841	15.61%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	28.610433	29.668682	3.70%	0
2013	21.530672	28.610433	32.88%	0
2012	19.217546	21.530672	12.04%	0
2011	22.041216	19.217546	-12.81%	0
2010	17.528381	22.041216	25.75%	0
2009	12.824549	17.528381	36.68%	0
2008	21.713686	12.824549	-40.94%	0
2007	19.251869	21.713686	12.79%	0
2006	17.511757	19.251869	9.94%	0
2005	15.171134	17.511757	15.43%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	10.194109	9.970835	-2.19%	0
2013	10.420399	10.194109	-2.17%	0
2012	10.640979	10.420399	-2.07%	0
2011	10.867817	10.640979	-2.09%	0
2010	11.085347	10.867817	-1.96%	0
2009	11.253584	11.085347	-1.49%	0
2008	11.168504	11.253584	0.76%	0
2007	10.858623	11.168504	2.85%	0
2006	10.584545	10.858623	2.59%	0
2005	10.502352	10.584545	0.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.475538	12.103463	-10.18%	0
2013	10.568187	13.475538	27.51%	0
2012	8.964905	10.568187	17.88%	0
2011	11.074247	8.964905	-19.05%	0
2010	10.021101	11.074247	10.51%	0
2009	8.104022	10.021101	23.66%	0
2008	14.762178	8.104022	-45.10%	0
2007	12.879820	14.762178	14.61%	0
2006	11.164941	12.879820	15.36%	0
2005	9.594958	11.164941	16.36%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	10.730650	9.623797	-10.31%	0
2013	8.429111	10.730650	27.30%	0
2012	7.160027	8.429111	17.72%	0
2011	8.856665	7.160027	-19.16%	0
2010	8.026020	8.856665	10.35%	0
2009	6.501796	8.026020	23.44%	0
2008	11.863613	6.501796	-45.20%	0
2007	10.364454	11.863613	14.46%	0
2006	8.997793	10.364454	15.19%	0
2005	7.744856	8.997793	16.18%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	15.498986	16.871739	8.86%	0
2013	11.979095	15.498986	29.38%	0
2012	10.139894	11.979095	18.14%	0
2011	10.638810	10.139894	-4.69%	0
2010	9.239513	10.638810	15.14%	0
2009	6.636995	9.239513	39.21%	0
2008	12.692657	6.636995	-47.71%	0
2007	12.726101	12.692657	-0.26%	0
2006	11.358207	12.726101	12.04%	0
2005	10.947069	11.358207	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	15.207028	16.524233	8.66%	0
2013	11.763300	15.207028	29.28%	0
2012	9.978083	11.763300	17.89%	0
2011	10.482898	9.978083	-4.82%	0
2010	9.120890	10.482898	14.93%	0
2009	6.562811	9.120890	38.98%	0
2008	12.567635	6.562811	-47.78%	0
2007	12.617157	12.567635	-0.39%	0
2006	11.275542	12.617157	11.90%	0
2005	10.892643	11.275542	3.52%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.501415	21.392200	4.34%	0
2013	16.069841	20.501415	27.58%	0
2012	12.928377	16.069841	24.30%	0
2011	14.501900	12.928377	-10.85%	0
2010	11.725780	14.501900	23.68%	0
2009	7.617404	11.725780	53.93%	0
2008	15.953753	7.617404	-52.25%	0
2007	15.449481	15.953753	3.26%	0
2006	13.594132	15.449481	13.65%	0
2005	13.552802	13.594132	0.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	19.039991	19.833884	4.17%	0
2013	14.954250	19.039991	27.32%	0
2012	12.034327	14.954250	24.26%	0
2011	13.527136	12.034327	-11.04%	0
2010	10.947724	13.527136	23.56%	0
2009	7.123023	10.947724	53.69%	0
2008	14.952059	7.123023	-52.36%	0
2007	14.501211	14.952059	3.11%	0
2006	12.780543	14.501211	13.46%	0
2005	12.757597	12.780543	0.18%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	18.487621	19.709252	6.61%	0
2013	14.535206	18.487621	27.19%	0
2012	13.249715	14.535206	9.70%	0
2011	12.745029	13.249715	3.96%	0
2010	10.775156	12.745029	18.28%	0
2009	9.362860	10.775156	15.08%	0
2008	13.104586	9.362860	-28.55%	0
2007	13.732547	13.104586	-4.57%	0
2006	11.956683	13.732547	14.85%	0
2005	11.790666	11.956683	1.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.308015	15.084237	-12.85%	0
2013	14.355986	17.308015	20.56%	0
2012	12.377826	14.355986	15.98%	0
2011	14.131951	12.377826	-12.41%	0
2010	13.296121	14.131951	6.29%	0
2009	9.898800	13.296121	34.32%	0
2008	16.936121	9.898800	-41.55%	0
2007	14.957527	16.936121	13.23%	0
2006	12.566376	14.957527	19.03%	0
2005	11.629840	12.566376	8.05%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.176366	14.997013	5.79%	0
2013	10.368784	14.176366	36.72%	0
2012	9.349934	10.368784	10.90%	0
2011	10.212457	9.349934	-8.45%	0
2010	8.733269	10.212457	16.94%	0
2009	5.390911	8.733269	62.00%	0
2008	10.833171	5.390911	-50.24%	0
2007	9.497448	10.833171	14.06%	0
2006	9.462182	9.497448	0.37%	0
2005	8.987884	9.462182	5.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	17.047106	18.189300	6.70%	0
2013	12.849251	17.047106	32.67%	0
2012	11.048126	12.849251	16.30%	0
2011	11.539433	11.048126	-4.26%	0
2010	10.198132	11.539433	13.15%	0
2009	8.120661	10.198132	25.58%	0
2008	12.934448	8.120661	-37.22%	0
2007	13.542341	12.934448	-4.49%	0
2006	11.931671	13.542341	13.50%	0
2005	11.717701	11.931671	1.83%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.370300	15.199024	5.77%	0
2013	11.368283	14.370300	26.41%	0
2012	10.207583	11.368283	11.37%	0
2011	10.443326	10.207583	-2.26%	0
2010	9.746750	10.443326	7.15%	0
2009	7.767868	9.746750	25.48%	0
2008	11.370049	7.767868	-31.68%	0
2007	10.754324	11.370049	5.73%	0
2006*	10.000000	10.754324	7.54%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	14.103829	14.875828	5.47%	0
2013	11.184605	14.103829	26.10%	0
2012	10.066408	11.184605	11.11%	0
2011	10.322695	10.066408	-2.48%	0
2010	9.661209	10.322695	6.85%	0
2009	7.718664	9.661209	25.17%	0
2008	11.327126	7.718664	-31.86%	0
2007	10.737346	11.327126	5.49%	0
2006*	10.000000	10.737346	7.37%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	20.818957	20.379171	-2.11%	0
2013	17.930893	20.818957	16.11%	0
2012	15.908362	17.930893	12.71%	0
2011	17.488448	15.908362	-9.04%	0
2010	15.879405	17.488448	10.13%	0
2009	12.034911	15.879405	31.94%	0
2008	20.698728	12.034911	-41.86%	0
2007	18.494848	20.698728	11.92%	0
2006	14.786876	18.494848	25.08%	0
2005	12.844624	14.786876	15.12%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	18.053387	18.439076	2.14%	0
2013	14.330137	18.053387	25.98%	0
2012	13.206503	14.330137	8.51%	0
2011	14.422920	13.206503	-8.43%	0
2010	12.923307	14.422920	11.60%	0
2009	10.148051	12.923307	27.35%	0
2008	14.516808	10.148051	-30.09%	0
2007	13.551111	14.516808	7.13%	0
2006	12.454867	13.551111	8.80%	0
2005	11.832973	12.454867	5.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	12.972137	13.706327	5.66%	0
2013	9.680545	12.972137	34.00%	0
2012*	10.000000	9.680545	-3.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.395513	-6.04%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	11.749072	12.474004	6.17%	0
2013	8.754892	11.749072	34.20%	0
2012	7.689440	8.754892	13.86%	0
2011	8.378611	7.689440	-8.23%	0
2010	6.630508	8.378611	26.36%	0
2009	4.799747	6.630508	38.14%	0
2008	10.139275	4.799747	-52.66%	0
2007	9.468220	10.139275	7.09%	0
2006	9.463307	9.468220	0.05%	0
2005	9.406778	9.463307	0.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.717568	17.838413	-9.53%	0
2013	14.276324	19.717568	38.11%	0
2012	12.074835	14.276324	18.23%	0
2011	13.793529	12.074835	-12.46%	0
2010	10.374747	13.793529	32.95%	0
2009	6.511155	10.374747	59.34%	0
2008	11.008488	6.511155	-40.85%	0
2007	11.009732	11.008488	-0.01%	0
2006	9.967893	11.009732	10.45%	0
2005	9.703235	9.967893	2.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.816730	20.280305	7.78%	0
2013	14.189040	18.816730	32.61%	0
2012	12.520409	14.189040	13.33%	0
2011	12.861472	12.520409	-2.65%	0
2010	11.824326	12.861472	8.77%	0
2009	9.873565	11.824326	19.76%	0
2008	15.011079	9.873565	-34.22%	0
2007	14.267168	15.011079	5.21%	0
2006	12.104932	14.267168	17.86%	0
2005	11.624664	12.104932	4.13%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.783209	-2.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.262523	14.346007	8.17%	0
2013	9.772315	13.262523	35.72%	0
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.503778	11.819459	2.74%	0
2013	11.991797	11.503778	-4.07%	0
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	4.70%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	23.499216	21.665123	-7.80%	0
2013	23.925254	23.499216	-1.78%	0
2012	20.911694	23.925254	14.41%	0
2011	27.623708	20.911694	-24.30%	0
2010	24.367030	27.623708	13.37%	0
2009	15.276981	24.367030	59.50%	0
2008	37.132446	15.276981	-58.86%	0
2007	26.152834	37.132446	41.98%	0
2006	19.615833	26.152834	33.33%	0
2005	15.155615	19.615833	29.43%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.466692	12.749513	2.27%	0
2013	13.285970	12.466692	-6.17%	0
2012	13.182619	13.285970	0.78%	0
2011	12.566582	13.182619	4.90%	0
2010	12.262844	12.566582	2.48%	0
2009	12.210394	12.262844	0.43%	0
2008	11.590290	12.210394	5.35%	0
2007	11.060633	11.590290	4.79%	0
2006	10.943107	11.060633	1.07%	0
2005	10.834977	10.943107	1.00%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.894171	17.346189	2.68%	0
2013	13.575152	16.894171	24.45%	0
2012	11.976549	13.575152	13.35%	0
2011	12.746574	11.976549	-6.04%	0
2010	11.369803	12.746574	12.11%	1,396
2009	9.139201	11.369803	24.41%	1,396
2008	14.796841	9.139201	-38.24%	1,396
2007	14.280641	14.796841	3.61%	1,396
2006	12.493513	14.280641	14.30%	1,396
2005	11.835014	12.493513	5.56%	1,396
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.396034	12.594957	1.60%	0
2013	12.090681	12.396034	2.53%	0
2012	11.754935	12.090681	2.86%	0
2011	11.676498	11.754935	0.67%	0
2010	11.274724	11.676498	3.56%	0
2009	10.568252	11.274724	6.68%	0
2008	11.498555	10.568252	-8.09%	0
2007	11.158181	11.498555	3.05%	0
2006	10.746083	11.158181	3.83%	0
2005	10.635443	10.746083	1.04%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.041690	15.472962	2.87%	0
2013	13.187257	15.041690	14.06%	0
2012	12.168889	13.187257	8.37%	0
2011	12.447067	12.168889	-2.23%	0
2010	11.474595	12.447067	8.48%	0
2009	9.848210	11.474595	16.51%	0
2008	13.111205	9.848210	-24.89%	0
2007	12.689590	13.111205	3.32%	0
2006	11.651432	12.689590	8.91%	0
2005	11.308415	11.651432	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.257178	16.687662	2.65%	0
2013	13.583166	16.257178	19.69%	0
2012	12.209365	13.583166	11.25%	0
2011	12.754712	12.209365	-4.28%	0
2010	11.558045	12.754712	10.35%	0
2009	9.500601	11.558045	21.66%	0
2008	14.159457	9.500601	-32.90%	0
2007	13.640765	14.159457	3.80%	0
2006	12.176226	13.640765	12.03%	0
2005	11.627040	12.176226	4.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.934688	14.274019	2.44%	0
2013	12.894799	13.934688	8.06%	0
2012	12.204345	12.894799	5.66%	0
2011	12.226079	12.204345	-0.18%	0
2010	11.519884	12.226079	6.13%	0
2009	10.281821	11.519884	12.04%	0
2008	12.374927	10.281821	-16.91%	0
2007	11.954348	12.374927	3.52%	0
2006	11.272997	11.954348	6.04%	0
2005	11.031004	11.272997	2.19%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.316866	21.618409	6.41%	0
2013	15.196167	20.316866	33.70%	0
2012	13.092386	15.196167	16.07%	0
2011	13.692136	13.092386	-4.38%	0
2010	12.867621	13.692136	6.41%	0
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	549
2009*	10.000000	12.845949	28.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.272840	23.834857	7.01%	0
2013	17.116817	22.272840	30.12%	0
2012	14.899362	17.116817	14.88%	0
2011	15.631590	14.899362	-4.68%	0
2010	12.664532	15.631590	23.43%	0
2009	9.469026	12.664532	33.75%	0
2008	15.239208	9.469026	-37.86%	0
2007	14.488607	15.239208	5.18%	0
2006	13.480511	14.488607	7.48%	0
2005	12.295202	13.480511	9.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	20.739820	22.144729	6.77%	0
2013	15.967630	20.739820	29.89%	0
2012	13.922512	15.967630	14.69%	0
2011	14.626844	13.922512	-4.82%	0
2010	11.882164	14.626844	23.10%	0
2009	8.900640	11.882164	33.50%	0
2008	14.358623	8.900640	-38.01%	0
2007	13.675284	14.358623	5.00%	0
2006	12.740802	13.675284	7.33%	0
2005	11.641420	12.740802	9.44%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.033838	8.835097	-2.20%	0
2013	9.237048	9.033838	-2.20%	0
2012	9.445404	9.237048	-2.21%	0
2011	9.657274	9.445404	-2.19%	0
2010	9.874499	9.657274	-2.20%	0
2009	10.092388	9.874499	-2.16%	0
2008	10.111751	10.092388	-0.19%	0
2007	9.867551	10.111751	2.47%	0
2006	9.651658	9.867551	2.24%	0
2005	9.611725	9.651658	0.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.970066	-10.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.953667	-10.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	14.058299	14.097969	0.28%	0
2013	9.985588	14.058299	40.79%	0
2012	9.028626	9.985588	10.60%	0
2011	9.311514	9.028626	-3.04%	0
2010	7.610254	9.311514	22.35%	0
2009	6.118137	7.610254	24.39%	0
2008	11.701633	6.118137	-47.72%	0
2007	10.928083	11.701633	7.08%	0
2006	10.849408	10.928083	0.73%	0
2005	10.296228	10.849408	5.37%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	21.518036	22.522410	4.67%	0
2013	15.670682	21.518036	37.31%	0
2012	13.303917	15.670682	17.79%	0
2011	14.329202	13.303917	-7.16%	0
2010	11.572421	14.329202	23.82%	0
2009	9.375083	11.572421	23.44%	0
2008	14.129292	9.375083	-33.65%	0
2007	15.518937	14.129292	-8.95%	0
2006	13.527630	15.518937	14.72%	0
2005	13.418665	13.527630	0.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	19.424209	20.282055	4.42%	0
2013	14.183883	19.424209	36.95%	0
2012	12.055735	14.183883	17.65%	0
2011	13.037395	12.055735	-7.53%	0
2010	10.539991	13.037395	23.69%	0
2009	8.562767	10.539991	23.09%	0
2008	12.933249	8.562767	-33.79%	0
2007	14.256517	12.933249	-9.28%	0
2006	12.448086	14.256517	14.53%	0
2005	12.382849	12.448086	0.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	22.141470	21.830799	-1.40%	0
2013	16.066770	22.141470	37.81%	0
2012	14.223938	16.066770	12.96%	0
2011	15.399368	14.223938	-7.63%	0
2010	12.564218	15.399368	22.57%	0
2009	9.537243	12.564218	31.74%	0
2008	15.777544	9.537243	-39.55%	0
2007	15.797648	15.777544	-0.13%	0
2006	14.416536	15.797648	9.58%	0
2005	13.123350	14.416536	9.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.022324	21.657519	-1.66%	0
2013	16.020779	22.022324	37.46%	0
2012	14.217175	16.020779	12.69%	0
2011	15.431936	14.217175	-7.87%	0
2010	12.625063	15.431936	22.23%	0
2009	9.602838	12.625063	31.47%	0
2008	15.928696	9.602838	-39.71%	0
2007	15.986172	15.928696	-0.36%	0
2006	14.625958	15.986172	9.30%	0
2005	13.350969	14.625958	9.55%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	12.146432	13.282916	9.36%	0
2013	9.495774	12.146432	27.91%	0
2012	8.528857	9.495774	11.34%	0
2011	8.687466	8.528857	-1.83%	0
2010	7.845331	8.687466	10.73%	0
2009	6.389008	7.845331	22.79%	0
2008	11.188911	6.389008	-42.90%	0
2007	10.604900	11.188911	5.51%	0
2006*	10.000000	10.604900	6.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.373506	18.755328	7.95%	0
2013	12.909635	17.373506	34.58%	0
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	20.600572	20.609157	0.04%	0
2013	16.545627	20.600572	24.51%	0
2012	13.951779	16.545627	18.59%	0
2011	15.554655	13.951779	-10.30%	0
2010	13.714681	15.554655	13.42%	0
2009	10.032931	13.714681	36.70%	0
2008	17.152358	10.032931	-41.51%	0
2007	16.497810	17.152358	3.97%	0
2006	14.332194	16.497810	15.11%	0
2005	12.819396	14.332194	11.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	19.958036	19.920244	-0.19%	0
2013	16.069450	19.958036	24.20%	0
2012	13.585466	16.069450	18.28%	0
2011	15.185467	13.585466	-10.54%	0
2010	13.419484	15.185467	13.16%	0
2009	9.846381	13.419484	36.29%	0
2008	16.873594	9.846381	-41.65%	0
2007	16.266091	16.873594	3.73%	0
2006	14.170420	16.266091	14.79%	0
2005	12.702237	14.170420	11.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.902607	9.959666	0.58%	0
2013	10.138795	9.902607	-2.33%	0
2012*	10.000000	10.138795	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	16.434446	16.473337	0.24%	0
2013	16.866056	16.434446	-2.56%	0
2012	15.242109	16.866056	10.65%	0
2011	15.483595	15.242109	-1.56%	0
2010	13.794044	15.483595	12.25%	0
2009	11.911548	13.794044	15.80%	0
2008	14.242641	11.911548	-16.37%	0
2007	13.294792	14.242641	7.13%	0
2006	12.676084	13.294792	4.88%	0
2005	12.646924	12.676084	0.23%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.978848	-10.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.356816	16.581044	7.97%	0
2013	11.946321	15.356816	28.55%	0
2012	10.475704	11.946321	14.04%	0
2011	10.744660	10.475704	-2.50%	0
2010	9.485079	10.744660	13.28%	0
2009	7.577282	9.485079	25.18%	0
2008	12.624329	7.577282	-39.98%	0
2007	12.395277	12.624329	1.85%	0
2006	11.043457	12.395277	12.24%	0
2005	10.678133	11.043457	3.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	23.966761	26.236668	9.47%	0
2013	17.377789	23.966761	37.92%	0
2012	15.060592	17.377789	15.39%	0
2011	15.747116	15.060592	-4.36%	0
2010	13.047163	15.747116	20.69%	0
2009	9.723892	13.047163	34.18%	0
2008	15.993314	9.723892	-39.20%	0
2007	16.555405	15.993314	-3.40%	0
2006	14.719223	16.555405	12.47%	0
2005	13.690993	14.719223	7.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	14.128381	15.427947	9.20%	0
2013	10.272814	14.128381	37.53%	0
2012	8.927009	10.272814	15.08%	0
2011	9.350242	8.927009	-4.53%	0
2010	7.769110	9.350242	20.35%	0
2009	5.803445	7.769110	33.87%	0
2008	9.572022	5.803445	-39.37%	0
2007	9.926749	9.572022	-3.57%	0
2006*	10.000000	9.926749	-0.73%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.641462	-3.59%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.508788	18.961451	8.30%	0
2013	13.194837	17.508788	32.69%	0
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
2005	13.303242	13.691687	2.92%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	14.612698	13.322531	-8.83%	0
2013	11.666379	14.612698	25.25%	0
2012	9.784909	11.666379	19.23%	0
2011	12.044430	9.784909	-18.76%	0
2010	11.192936	12.044430	7.61%	0
2009	9.182738	11.192936	21.89%	0
2008	16.752861	9.182738	-45.19%	0
2007	15.809053	16.752861	5.97%	0
2006	12.655536	15.809053	24.92%	0
2005	11.532664	12.655536	9.74%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	19.604438	19.831512	1.16%	0
2013	14.358203	19.604438	36.54%	0
2012	12.496577	14.358203	14.90%	0
2011	13.411049	12.496577	-6.82%	0
2010	10.884297	13.411049	23.21%	0
2009	8.461177	10.884297	28.64%	0
2008	14.268084	8.461177	-40.70%	0
2007	16.717346	14.268084	-14.65%	0
2006	14.572104	16.717346	14.72%	0
2005	13.920049	14.572104	4.68%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.577789	17.789151	7.31%	0
2013	11.793615	16.577789	40.57%	0
2012	10.557409	11.793615	11.71%	0
2011	13.139874	10.557409	-19.65%	0
2010	11.122015	13.139874	18.14%	0
2009	6.938580	11.122015	60.29%	0
2008	11.267575	6.938580	-38.42%	0
2007	10.919645	11.267575	3.19%	0
2006	10.589052	10.919645	3.12%	0
2005	10.243403	10.589052	3.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	0
2005	10.244725	10.414131	1.65%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.324001	22.382417	-4.04%	0
2013	15.874440	23.324001	46.93%	0
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	15.395419	16.413493	6.61%	0
2013	11.725643	15.395419	31.30%	0
2012	10.252763	11.725643	14.37%	0
2011	9.908242	10.252763	3.48%	0
2010	9.004443	9.908242	10.04%	0
2009	7.669879	9.004443	17.40%	0
2008	13.258384	7.669879	-42.15%	0
2007	12.963149	13.258384	2.28%	0
2006	11.358600	12.963149	14.13%	0
2005	11.131426	11.358600	2.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	15.650186	14.280299	-8.75%	0
2013	13.071904	15.650186	19.72%	0
2012	11.735202	13.071904	11.39%	0
2011	14.932252	11.735202	-21.41%	0
2010	14.675973	14.932252	1.75%	0
2009	11.197388	14.675973	31.07%	0
2008	24.572223	11.197388	-54.43%	0
2007	23.860825	24.572223	2.98%	0
2006	18.101194	23.860825	31.82%	0
2005	15.923709	18.101194	13.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	13.505563	14.998089	11.05%	0
2013	10.105602	13.505563	33.64%	0
2012	8.921559	10.105602	13.27%	0
2011	9.454595	8.921559	-6.11%	0
2010	8.824325	9.454595	7.14%	0
2009	6.597758	8.824325	33.75%	0
2008	11.239518	6.597758	-41.30%	0
2007	10.142514	11.239518	10.82%	0
2006	10.463693	10.142514	-3.07%	0
2005	9.339381	10.463693	12.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.439754	25.973769	6.28%	0
2013	18.202601	24.439754	34.27%	0
2012	15.751626	18.202601	15.56%	0
2011	17.670113	15.751626	-10.86%	0
2010	14.308807	17.670113	23.49%	0
2009	10.282105	14.308807	39.16%	0
2008	16.405455	10.282105	-37.33%	0
2007	16.566716	16.405455	-0.97%	0
2006	14.869821	16.566716	11.41%	0
2005	14.294230	14.869821	4.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.572721	23.147414	2.55%	0
2013	16.444065	22.572721	37.27%	0
2012	14.565169	16.444065	12.90%	0
2011	14.846695	14.565169	-1.90%	0
2010	12.095329	14.846695	22.75%	0
2009	9.917245	12.095329	21.96%	0
2008	14.716173	9.917245	-32.61%	0
2007	15.187365	14.716173	-3.10%	0
2006	13.606857	15.187365	11.62%	0
2005	13.006698	13.606857	4.61%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.993179	16.593440	10.67%	0
2013	11.440411	14.993179	31.05%	0
2012	10.474142	11.440411	9.23%	0
2011	10.640745	10.474142	-1.57%	0
2010	9.500229	10.640745	12.01%	0
2009	7.281030	9.500229	30.48%	0
2008	11.382740	7.281030	-36.03%	0
2007	10.827223	11.382740	5.13%	0
2006	10.163307	10.827223	6.53%	0
2005	10.054291	10.163307	1.08%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	16.417512	18.165301	10.65%	0
2013	12.747020	16.417512	28.79%	0
2012	11.290933	12.747020	12.90%	0
2011	11.360601	11.290933	-0.61%	0
2010	10.140943	11.360601	12.03%	0
2009	8.228673	10.140943	23.24%	0
2008	13.420323	8.228673	-38.68%	0
2007	13.072249	13.420323	2.66%	0
2006	11.601577	13.072249	12.68%	0
2005	11.359158	11.601577	2.13%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	18.311049	20.203205	10.33%	0
2013	14.252041	18.311049	28.48%	0
2012	12.652843	14.252041	12.64%	0
2011	12.763138	12.652843	-0.86%	0
2010	11.422894	12.763138	11.73%	0
2009	9.290181	11.422894	22.96%	0
2008	15.194764	9.290181	-38.86%	0
2007	14.837862	15.194764	2.41%	0
2006	13.201926	14.837862	12.39%	0
2005	12.957997	13.201926	1.88%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.834259	-1.66%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	19.325838	19.308701	-0.09%	0
2013	18.562095	19.325838	4.11%	0
2012	16.647761	18.562095	11.50%	0
2011	16.264198	16.647761	2.36%	0
2010	14.576050	16.264198	11.58%	0
2009	9.799399	14.576050	48.74%	0
2008	13.592784	9.799399	-27.91%	0
2007	13.505815	13.592784	0.64%	0
2006	12.520882	13.505815	7.87%	0
2005	12.549430	12.520882	-0.23%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.454627	11.025271	-3.75%	0
2013	10.112679	11.454627	13.27%	0
2012	9.422490	10.112679	7.32%	0
2011	10.221769	9.422490	-7.82%	0
2010	9.272190	10.221769	10.24%	0
2009	8.391837	9.272190	10.49%	0
2008	12.231770	8.391837	-31.39%	0
2007	11.437867	12.231770	6.94%	0
2006	10.126176	11.437867	12.95%	0
2005	10.206740	10.126176	-0.79%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	13.252999	13.418699	1.25%	0
2013	13.446685	13.252999	-1.44%	0
2012	12.563785	13.446685	7.03%	0
2011	12.592297	12.563785	-0.23%	0
2010	11.896732	12.592297	5.85%	0
2009	10.126114	11.896732	17.49%	0
2008	11.196421	10.126114	-9.56%	0
2007	10.892713	11.196421	2.79%	0
2006	10.720188	10.892713	1.61%	0
2005	10.847945	10.720188	-1.18%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.002373	13.129383	0.98%	0
2013	13.229662	13.002373	-1.72%	0
2012	12.392138	13.229662	6.76%	0
2011	12.454612	12.392138	-0.50%	0
2010	11.790815	12.454612	5.63%	0
2009	10.059284	11.790815	17.21%	0
2008	11.154415	10.059284	-9.82%	0
2007	10.876975	11.154415	2.55%	0
2006	10.728838	10.876975	1.38%	0
2005	10.890079	10.728838	-1.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	12.805691	13.202181	3.10%	0
2013	11.362398	12.805691	12.70%	0
2012	10.361014	11.362398	9.66%	0
2011	10.914070	10.361014	-5.07%	0
2010	9.801885	10.914070	11.35%	0
2009	7.792725	9.801885	25.78%	0
2008	11.223282	7.792725	-30.57%	0
2007	9.974702	11.223282	12.52%	0
2006	9.534668	9.974702	4.62%	0
2005	9.404060	9.534668	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	12.301841	12.665075	2.95%	0
2013	10.933603	12.301841	12.51%	0
2012	9.986906	10.933603	9.48%	0
2011	10.533821	9.986906	-5.19%	0
2010	9.475156	10.533821	11.17%	0
2009	7.543469	9.475156	25.61%	0
2008	10.877453	7.543469	-30.65%	0
2007	9.682788	10.877453	12.34%	0
2006	9.264228	9.682788	4.52%	0
2005	9.150279	9.264228	1.25%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	11.161371	11.513988	3.16%	0
2013	9.352425	11.161371	19.34%	0
2012	8.312965	9.352425	12.50%	0
2011	9.090858	8.312965	-8.56%	0
2010	8.021427	9.090858	13.33%	0
2009	6.192404	8.021427	29.54%	0
2008	9.900185	6.192404	-37.45%	0
2007	8.538531	9.900185	15.95%	0
2006	8.191382	8.538531	4.24%	0
2005	8.089817	8.191382	1.26%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	10.713048	11.030935	2.97%	0
2013	8.995148	10.713048	19.10%	0
2012	8.010837	8.995148	12.29%	0
2011	8.778770	8.010837	-8.75%	0
2010	7.756229	8.778770	13.18%	0
2009	6.004822	7.756229	29.17%	0
2008	9.609878	6.004822	-37.51%	0
2007	8.307185	9.609878	15.68%	0
2006	7.978752	8.307185	4.12%	0
2005	7.897021	7.978752	1.03%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	14.030571	15.067995	7.39%	0
2013	12.035936	14.030571	16.57%	0
2012	10.733914	12.035936	12.13%	0
2011	11.435042	10.733914	-6.13%	0
2010	9.934853	11.435042	15.10%	0
2009	7.360887	9.934853	34.97%	0
2008	11.437368	7.360887	-35.64%	0
2007	10.767960	11.437368	6.22%	0
2006	9.886856	10.767960	8.91%	0
2005	9.596134	9.886856	3.03%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	13.737415	14.743482	7.32%	0
2013	11.805842	13.737415	16.36%	0
2012	10.540830	11.805842	12.00%	0
2011	11.234876	10.540830	-6.18%	0
2010	9.780205	11.234876	14.87%	0
2009	7.248121	9.780205	34.93%	0
2008	11.283641	7.248121	-35.76%	0
2007	10.640736	11.283641	6.04%	0
2006	9.782368	10.640736	8.77%	0
2005	9.502197	9.782368	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	12.154289	13.147101	8.17%	0
2013	9.003065	12.154289	35.00%	0
2012	7.527877	9.003065	19.60%	0
2011	7.929468	7.527877	-5.06%	0
2010	6.884748	7.929468	15.17%	0
2009	5.192691	6.884748	32.59%	0
2008	9.051521	5.192691	-42.63%	0
2007	8.679036	9.051521	4.29%	0
2006	7.804283	8.679036	11.21%	0
2005	6.612318	7.804283	18.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	11.906199	12.852564	7.95%	0
2013	8.828030	11.906199	34.87%	0
2012	7.403157	8.828030	19.25%	0
2011	7.804760	7.403157	-5.15%	0
2010	6.781000	7.804760	15.10%	0
2009	5.119234	6.781000	32.46%	0
2008	8.947782	5.119234	-42.79%	0
2007	8.595316	8.947782	4.10%	0
2006	7.741158	8.595316	11.03%	0
2005	6.575340	7.741158	17.73%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.156875	16.063993	5.98%	0
2013	12.137395	15.156875	24.88%	0
2012	10.617933	12.137395	14.31%	0
2011	10.791401	10.617933	-1.61%	0
2010	9.611951	10.791401	12.27%	0
2009	7.577717	9.611951	26.84%	0
2008	13.558792	7.577717	-44.11%	0
2007	13.706918	13.558792	-1.08%	0
2006	11.700648	13.706918	17.15%	0
2005	11.340659	11.700648	3.17%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	14.594941	15.444631	5.82%	0
2013	11.704295	14.594941	24.70%	0
2012	10.250649	11.704295	14.18%	0
2011	10.439220	10.250649	-1.81%	0
2010	9.312087	10.439220	12.10%	0
2009	7.349648	9.312087	26.70%	0
2008	13.175449	7.349648	-44.22%	0
2007	13.338473	13.175449	-1.22%	0
2006	11.400448	13.338473	17.00%	0
2005	11.069302	11.400448	2.99%	175
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	12.841696	13.828227	7.68%	0
2013	9.863655	12.841696	30.19%	0
2012	8.540366	9.863655	15.49%	0
2011	8.618710	8.540366	-0.91%	0
2010	7.705212	8.618710	11.86%	0
2009	6.211631	7.705212	24.04%	0
2008	10.936923	6.211631	-43.20%	0
2007	10.011617	10.936923	9.24%	0
2006	9.080852	10.011617	10.25%	0
2005	8.656573	9.080852	4.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	12.710922	13.667685	7.53%	0
2013	9.778658	12.710922	29.99%	0
2012	8.477809	9.778658	15.34%	0
2011	8.573781	8.477809	-1.12%	0
2010	7.672750	8.573781	11.74%	0
2009	6.192537	7.672750	23.90%	0
2008	10.926415	6.192537	-43.33%	0
2007	10.014771	10.926415	9.10%	0
2006	9.096180	10.014771	10.10%	0
2005	8.681497	9.096180	4.78%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	9.141849	9.915636	8.46%	0
2013	6.880373	9.141849	32.87%	0
2012	6.157863	6.880373	11.73%	0
2011	6.303294	6.157863	-2.31%	0
2010	5.208459	6.303294	21.02%	0
2009	4.166481	5.208459	25.01%	0
2008	8.095031	4.166481	-48.53%	0
2007	6.541620	8.095031	23.75%	0
2006	6.282553	6.541620	4.12%	0
2005	6.094135	6.282553	3.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	8.799124	9.528860	8.29%	0
2013	6.632312	8.799124	32.67%	0
2012	5.943253	6.632312	11.59%	0
2011	6.094185	5.943253	-2.48%	0
2010	5.043588	6.094185	20.83%	0
2009	4.040368	5.043588	24.83%	0
2008	7.861077	4.040368	-48.60%	0
2007	6.363124	7.861077	23.54%	0
2006	6.120265	6.363124	3.97%	0
2005	5.946312	6.120265	2.93%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.727677	12.549260	-1.40%	0
2013	12.323452	12.727677	3.28%	0
2012	11.063160	12.323452	11.39%	0
2011	10.911920	11.063160	1.39%	0
2010	9.830427	10.911920	11.00%	0
2009	7.008949	9.830427	40.26%	0
2008	9.588277	7.008949	-26.90%	0
2007	9.575997	9.588277	0.13%	0
2006	8.828895	9.575997	8.46%	0
2005	8.827289	8.828895	0.02%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	12.929184	12.726466	-1.57%	0
2013	12.539341	12.929184	3.11%	0
2012	11.279159	12.539341	11.17%	0
2011	11.147498	11.279159	1.18%	0
2010	10.052856	11.147498	10.89%	0
2009	7.183083	10.052856	39.95%	0
2008	9.836658	7.183083	-26.98%	0
2007	9.835028	9.836658	0.02%	0
2006	9.080233	9.835028	8.31%	0
2005	9.097289	9.080233	-0.19%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	11.652541	12.909653	10.79%	0
2013	9.032609	11.652541	29.01%	0
2012	7.988551	9.032609	13.07%	0
2011	8.025137	7.988551	-0.46%	0
2010	7.152054	8.025137	12.21%	0
2009	5.790925	7.152054	23.50%	0
2008	9.423033	5.790925	-38.54%	0
2007	9.162611	9.423033	2.84%	0
2006	8.115554	9.162611	12.90%	0
2005	7.935938	8.115554	2.26%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	15.650008	16.156307	3.24%	0
2013	16.333448	15.650008	-4.18%	0
2012	15.812053	16.333448	3.30%	0
2011	15.100592	15.812053	4.71%	0
2010	14.359056	15.100592	5.16%	0
2009	12.719636	14.359056	12.89%	0
2008	13.477033	12.719636	-5.62%	0
2007	13.241687	13.477033	1.78%	0
2006	13.007620	13.241687	1.80%	0
2005	13.047433	13.007620	-0.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	30.255770	31.343230	3.59%	0
2013	22.794794	30.255770	32.73%	0
2012	20.364722	22.794794	11.93%	0
2011	23.381138	20.364722	-12.90%	0
2010	18.622482	23.381138	25.55%	0
2009	13.634273	18.622482	36.59%	0
2008	23.106406	13.634273	-40.99%	0
2007	20.513039	23.106406	12.64%	0
2006	18.675502	20.513039	9.84%	0
2005	16.194823	18.675502	15.32%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	27.627028	28.575654	3.43%	0
2013	20.843842	27.627028	32.54%	0
2012	18.652311	20.843842	11.75%	0
2011	21.447689	18.652311	-13.03%	0
2010	17.100037	21.447689	25.42%	0
2009	12.543205	17.100037	36.33%	0
2008	21.291900	12.543205	-41.09%	0
2007	18.926538	21.291900	12.50%	0
2006	17.259833	18.926538	9.66%	0
2005	14.991072	17.259833	15.13%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	9.631038	9.396009	-2.44%	0
2013	9.870062	9.631038	-2.42%	0
2012	10.104900	9.870062	-2.32%	0
2011	10.346690	10.104900	-2.34%	0
2010	10.580851	10.346690	-2.21%	0
2009	10.768929	10.580851	-1.75%	0
2008	10.714484	10.768929	0.51%	0
2007	10.442938	10.714484	2.60%	0
2006	10.204397	10.442938	2.34%	0
2005	10.150625	10.204397	0.53%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	10.470130	9.380013	-10.41%	0
2013	8.232224	10.470130	27.18%	0
2012	7.001262	8.232224	17.58%	0
2011	8.670748	7.001262	-19.25%	0
2010	7.866268	8.670748	10.23%	0
2009	6.377731	7.866268	23.34%	0
2008	11.647449	6.377731	-45.24%	0
2007	10.188449	11.647449	14.32%	0
2006	8.854476	10.188449	15.07%	0
2005	7.628811	8.854476	16.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	10.361673	9.269114	-10.54%	0
2013	8.160107	10.361673	26.98%	0
2012	6.949329	8.160107	17.42%	0
2011	8.618057	6.949329	-19.36%	0
2010	7.829779	8.618057	10.07%	0
2009	6.359096	7.829779	23.13%	0
2008	11.633052	6.359096	-45.34%	0
2007	10.189217	11.633052	14.17%	0
2006	8.868266	10.189217	14.90%	0
2005	7.652866	8.868266	15.88%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	15.007598	16.295073	8.58%	0
2013	11.629013	15.007598	29.05%	0
2012	9.868841	11.629013	17.84%	0
2011	10.380925	9.868841	-4.93%	0
2010	9.038627	10.380925	14.85%	0
2009	6.509333	9.038627	38.86%	0
2008	12.480527	6.509333	-47.84%	0
2007	12.545660	12.480527	-0.52%	0
2006	11.225774	12.545660	11.76%	0
2005	10.847068	11.225774	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	14.724880	15.959425	8.38%	0
2013	11.419503	14.724880	28.95%	0
2012	9.711339	11.419503	17.59%	0
2011	10.228758	9.711339	-5.06%	0
2010	8.922558	10.228758	14.64%	0
2009	6.436570	8.922558	38.62%	0
2008	12.357599	6.436570	-47.91%	0
2007	12.438276	12.357599	-0.65%	0
2006	11.144086	12.438276	11.61%	0
2005	10.793150	11.144086	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.902686	20.714372	4.08%	0
2013	15.640486	19.902686	27.25%	0
2012	12.615271	15.640486	23.98%	0
2011	14.186916	12.615271	-11.08%	0
2010	11.500454	14.186916	23.36%	0
2009	7.490188	11.500454	53.54%	0
2008	15.727684	7.490188	-52.38%	0
2007	15.269814	15.727684	3.00%	0
2006	13.470364	15.269814	13.36%	0
2005	13.463715	13.470364	0.05%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	18.479683	19.201014	3.90%	0
2013	14.551358	18.479683	27.00%	0
2012	11.740176	14.551358	23.94%	0
2011	13.230281	11.740176	-11.26%	0
2010	10.734870	13.230281	23.25%	0
2009	7.002435	10.734870	53.30%	0
2008	14.736738	7.002435	-52.48%	0
2007	14.329210	14.736738	2.84%	0
2006	12.661218	14.329210	13.17%	0
2005	12.670769	12.661218	-0.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	17.947744	19.084794	6.34%	0
2013	14.146889	17.947744	26.87%	0
2012	12.928873	14.146889	9.42%	0
2011	12.468210	12.928873	3.69%	0
2010	10.568115	12.468210	17.98%	0
2009	9.206508	10.568115	14.79%	0
2008	12.918854	9.206508	-28.74%	0
2007	13.572817	12.918854	-4.82%	0
2006	11.847806	13.572817	14.56%	0
2005	11.713142	11.847806	1.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	16.802623	14.606311	-13.07%	0
2013	13.972482	16.802623	20.26%	0
2012	12.078106	13.972482	15.68%	0
2011	13.825064	12.078106	-12.64%	0
2010	13.040682	13.825064	6.01%	0
2009	9.733514	13.040682	33.98%	0
2008	16.696121	9.733514	-41.70%	0
2007	14.783544	16.696121	12.94%	0
2006	12.451937	14.783544	18.72%	0
2005	11.553369	12.451937	7.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.751884	14.510781	5.52%	0
2013	10.084066	13.751884	36.37%	0
2012	9.116548	10.084066	10.61%	0
2011	9.983026	9.116548	-8.68%	0
2010	8.558923	9.983026	16.64%	0
2009	5.296810	8.558923	61.59%	0
2008	10.671468	5.296810	-50.36%	0
2007	9.379783	10.671468	13.77%	0
2006	9.368835	9.379783	0.12%	0
2005	8.921944	9.368835	5.01%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	16.536624	17.599503	6.43%	0
2013	12.496399	16.536624	32.33%	0
2012	10.772322	12.496399	16.00%	0
2011	11.280145	10.772322	-4.50%	0
2010	9.994505	11.280145	12.86%	0
2009	7.978914	9.994505	25.26%	0
2008	12.741344	7.978914	-37.38%	0
2007	13.374541	12.741344	-4.73%	0
2006	11.813943	13.374541	13.21%	0
2005	11.631727	11.813943	1.57%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	14.090661	14.865161	5.50%	0
2013	11.175612	14.090661	26.08%	0
2012	10.060360	11.175612	11.09%	0
2011	10.319024	10.060360	-2.51%	0
2010	9.655407	10.319024	6.87%	0
2009	7.714788	9.655407	25.15%	0
2008	11.321358	7.714788	-31.86%	0
2007	10.735863	11.321358	5.45%	0
2006*	10.000000	10.735863	7.36%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	13.829362	14.549059	5.20%	0
2013	10.995038	13.829362	25.78%	0
2012	9.921217	10.995038	10.82%	0
2011	10.199822	9.921217	-2.73%	0
2010	9.570663	10.199822	6.57%	0
2009	7.665924	9.570663	24.85%	0
2008	11.278623	7.665924	-32.03%	0
2007	10.718918	11.278623	5.22%	0
2006*	10.000000	10.718918	7.19%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	20.195631	19.718458	-2.36%	0
2013	17.438582	20.195631	15.81%	0
2012	15.511318	17.438582	12.42%	0
2011	17.095625	15.511318	-9.27%	0
2010	15.562463	17.095625	9.85%	0
2009	11.824913	15.562463	31.61%	0
2008	20.389789	11.824913	-42.01%	0
2007	18.265740	20.389789	11.63%	0
2006	14.641017	18.265740	24.76%	0
2005	12.750411	14.641017	14.83%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	17.526204	17.854858	1.88%	0
2013	13.947302	17.526204	25.66%	0
2012	12.886706	13.947302	8.23%	0
2011	14.109676	12.886706	-8.67%	0
2010	12.675006	14.109676	11.32%	0
2009	9.978579	12.675006	27.02%	0
2008	14.311036	9.978579	-30.27%	0
2007	13.393452	14.311036	6.85%	0
2006	12.341428	13.393452	8.52%	0
2005	11.755155	12.341428	4.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	12.916574	13.612723	5.39%	0
2013	9.663774	12.916574	33.66%	0
2012*	10.000000	9.663774	-3.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.379441	-6.21%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	11.397209	12.069492	5.90%	0
2013	8.514441	11.397209	33.86%	0
2012	7.497456	8.514441	13.56%	0
2011	8.190322	7.497456	-8.46%	0
2010	6.498090	8.190322	26.04%	0
2009	4.715942	6.498090	37.79%	0
2008	9.987877	4.715942	-52.78%	0
2007	9.350876	9.987877	6.81%	0
2006	9.369918	9.350876	-0.20%	0
2005	9.337743	9.369918	0.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.127149	17.259994	-9.76%	0
2013	13.884283	19.127149	37.76%	0
2012	11.773421	13.884283	17.93%	0
2011	13.483637	11.773421	-12.68%	0
2010	10.167614	13.483637	32.61%	0
2009	6.397511	10.167614	58.93%	0
2008	10.844154	6.397511	-41.00%	0
2007	10.873330	10.844154	-0.27%	0
2006	9.869562	10.873330	10.17%	0
2005	9.632054	9.869562	2.47%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.253314	19.622782	7.50%	0
2013	13.799428	18.253314	32.28%	0
2012	12.207887	13.799428	13.04%	0
2011	12.572517	12.207887	-2.90%	0
2010	11.588281	12.572517	8.49%	0
2009	9.701266	11.588281	19.45%	0
2008	14.787023	9.701266	-34.39%	0
2007	14.090429	14.787023	4.94%	0
2006	11.985509	14.090429	17.56%	0
2005	11.539380	11.985509	3.87%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.950052	13.263205	2.42%	0
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	0
2006*	10.000000	10.665256	6.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
2007	10.195307	11.127375	9.14%	0
2006*	10.000000	10.195307	1.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.766069	-2.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.071520	14.103272	7.89%	0
2013	9.656239	13.071520	35.37%	0
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
2009	6.076675	7.797087	28.31%	0
2008*	10.000000	6.076675	-39.23%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
2009	6.074785	7.778999	28.05%	0
2008*	10.000000	6.074785	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.338156	11.619507	2.48%	0
2013	11.849451	11.338156	-4.31%	0
2012	11.273640	11.849451	5.11%	0
2011	10.841014	11.273640	3.99%	0
2010	10.380729	10.841014	4.43%	0
2009	9.782101	10.380729	6.12%	0
2008*	10.000000	9.782101	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	22.795563	20.962628	-8.04%	0
2013	23.268350	22.795563	-2.03%	0
2012	20.389781	23.268350	14.12%	0
2011	27.003258	20.389781	-24.49%	0
2010	23.880680	27.003258	13.08%	0
2009	15.010415	23.880680	59.09%	0
2008	36.578464	15.010415	-58.96%	0
2007	25.828970	36.578464	41.62%	0
2006	19.422402	25.828970	32.99%	0
2005	15.044465	19.422402	29.10%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.093473	12.336220	2.01%	0
2013	12.921277	12.093473	-6.41%	0
2012	12.853694	12.921277	0.53%	0
2011	12.284329	12.853694	4.63%	0
2010	12.018139	12.284329	2.21%	0
2009	11.997389	12.018139	0.17%	0
2008	11.417275	11.997389	5.08%	0
2007	10.923589	11.417275	4.52%	0
2006	10.835138	10.923589	0.82%	0
2005	10.755484	10.835138	0.74%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.388363	16.783835	2.41%	0
2013	13.202440	16.388363	24.13%	0
2012	11.677646	13.202440	13.06%	0
2011	12.460251	11.677646	-6.28%	0
2010	11.142845	12.460251	11.82%	0
2009	8.979727	11.142845	24.09%	0
2008	14.575995	8.979727	-38.39%	0
2007	14.103743	14.575995	3.35%	0
2006	12.370279	14.103743	14.01%	0
2005	11.748211	12.370279	5.30%	335
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.024906	12.186655	1.35%	0
2013	11.758762	12.024906	2.26%	0
2012	11.461610	11.758762	2.59%	0
2011	11.414228	11.461610	0.42%	0
2010	11.049718	11.414228	3.30%	0
2009	10.383881	11.049718	6.41%	0
2008	11.326916	10.383881	-8.33%	0
2007	11.019941	11.326916	2.79%	0
2006	10.640073	11.019941	3.57%	0
2005	10.557436	10.640073	0.78%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.591356	14.971351	2.60%	0
2013	12.825218	14.591356	13.77%	0
2012	11.865209	12.825218	8.09%	0
2011	12.167480	11.865209	-2.48%	0
2010	11.245580	12.167480	8.20%	0
2009	9.676377	11.245580	16.22%	0
2008	12.915507	9.676377	-25.08%	0
2007	12.532387	12.915507	3.06%	0
2006	11.536494	12.532387	8.63%	0
2005	11.225473	11.536494	2.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	15.770397	16.146608	2.39%	0
2013	13.210206	15.770397	19.38%	0
2012	11.904636	13.210206	10.97%	0
2011	12.468171	11.904636	-4.52%	0
2010	11.327305	12.468171	10.07%	0
2009	9.334803	11.327305	21.34%	0
2008	13.948084	9.334803	-33.07%	0
2007	13.471764	13.948084	3.54%	0
2006	12.056093	13.471764	11.74%	0
2005	11.541740	12.056093	4.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.517440	13.811222	2.17%	0
2013	12.540748	13.517440	7.79%	0
2012	11.899742	12.540748	5.39%	0
2011	11.951418	11.899742	-0.43%	0
2010	11.289940	11.951418	5.86%	0
2009	10.102417	11.289940	11.75%	0
2008	12.190185	10.102417	-17.13%	0
2007	11.806242	12.190185	3.25%	0
2006	11.161781	11.806242	5.77%	0
2005	10.950095	11.161781	1.93%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.075735	21.307226	6.13%	0
2013	15.054271	20.075735	33.36%	0
2012	13.003427	15.054271	15.77%	0
2011	13.633880	13.003427	-4.62%	0
2010	12.845678	13.633880	6.14%	0
2009*	10.000000	12.845678	28.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
2009*	10.000000	12.824034	28.24%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	21.622462	23.079713	6.74%	0
2013	16.659551	21.622462	29.79%	0
2012	14.538577	16.659551	14.59%	0
2011	15.292106	14.538577	-4.93%	0
2010	12.421202	15.292106	23.11%	0
2009	9.310893	12.421202	33.41%	0
2008	15.023230	9.310893	-38.02%	0
2007	14.320078	15.023230	4.91%	0
2006	13.357760	14.320078	7.20%	0
2005	12.214367	13.357760	9.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	20.129592	21.438219	6.50%	0
2013	15.537496	20.129592	29.55%	0
2012	13.582262	15.537496	14.40%	0
2011	14.305892	13.582262	-5.06%	0
2010	11.651170	14.305892	22.79%	0
2009	8.749976	11.651170	33.16%	0
2008	14.151859	8.749976	-38.17%	0
2007	13.513090	14.151859	4.73%	0
2006	12.621870	13.513090	7.06%	0
2005	11.562196	12.621870	9.16%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.762477	8.547799	-2.45%	0
2013	8.982551	8.762477	-2.45%	0
2012	9.208775	8.982551	-2.46%	0
2011	9.439408	9.208775	-2.44%	0
2010	9.676469	9.439408	-2.45%	0
2009	9.915333	9.676469	-2.41%	0
2008	9.959817	9.915333	-0.45%	0
2007	9.744331	9.959817	2.21%	0
2006	9.555495	9.744331	1.98%	0
2005	9.540278	9.555495	0.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	0
2012	7.828271	8.821203	12.68%	0
2011	8.879061	7.828271	-11.83%	0
2010	7.997740	8.879061	11.02%	0
2009	6.023605	7.997740	32.77%	0
2008*	10.000000	6.023605	-39.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.954340	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.937976	-10.62%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	0
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
2009	6.255910	7.893914	26.18%	0
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	0
2012	8.765824	9.802758	11.83%	0
2011	9.404150	8.765824	-6.79%	0
2010	7.622543	9.404150	23.37%	0
2009	6.166942	7.622543	23.60%	0
2008*	10.000000	6.166942	-38.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	13.637332	13.640849	0.03%	0
2013	9.711372	13.637332	40.43%	0
2012	8.803247	9.711372	10.32%	0
2011	9.102300	8.803247	-3.29%	0
2010	7.458304	9.102300	22.04%	0
2009	6.011350	7.458304	24.07%	0
2008	11.526951	6.011350	-47.85%	0
2007	10.792690	11.526951	6.80%	0
2006	10.742388	10.792690	0.47%	0
2005	10.220696	10.742388	5.10%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	20.889758	21.808922	4.40%	0
2013	15.252078	20.889758	36.96%	0
2012	12.981787	15.252078	17.49%	0
2011	14.018024	12.981787	-7.39%	0
2010	11.350085	14.018024	23.51%	0
2009	9.218533	11.350085	23.12%	0
2008	13.929047	9.218533	-33.82%	0
2007	15.338446	13.929047	-9.19%	0
2006	13.404464	15.338446	14.43%	0
2005	13.330465	13.404464	0.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	18.852584	19.634868	4.15%	0
2013	13.801726	18.852584	36.60%	0
2012	11.761039	13.801726	17.35%	0
2011	12.751246	11.761039	-7.77%	0
2010	10.335039	12.751246	23.38%	0
2009	8.417797	10.335039	22.78%	0
2008	12.746957	8.417797	-33.96%	0
2007	14.087400	12.746957	-9.52%	0
2006	12.331862	14.087400	14.24%	0
2005	12.298586	12.331862	0.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	21.494946	21.139170	-1.66%	0
2013	15.637560	21.494946	37.46%	0
2012	13.879512	15.637560	12.67%	0
2011	15.064928	13.879512	-7.87%	0
2010	12.322814	15.064928	22.25%	0
2009	9.377973	12.322814	31.40%	0
2008	15.553928	9.377973	-39.71%	0
2007	15.613879	15.553928	-0.38%	0
2006	14.285251	15.613879	9.30%	0
2005	13.037055	14.285251	9.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	21.362901	20.955288	-1.91%	0
2013	15.580856	21.362901	37.11%	0
2012	13.862296	15.580856	12.40%	0
2011	15.085214	13.862296	-8.11%	0
2010	12.372994	15.085214	21.92%	0
2009	9.435240	12.372994	31.14%	0
2008	15.690930	9.435240	-39.87%	0
2007	15.788140	15.690930	-0.62%	0
2006	14.481695	15.788140	9.02%	0
2005	13.253050	14.481695	9.27%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	11.910322	12.991423	9.08%	0
2013	9.335036	11.910322	27.59%	0
2012	8.406033	9.335036	11.05%	0
2011	8.584254	8.406033	-2.08%	0
2010	7.771971	8.584254	10.45%	0
2009	6.345482	7.771971	22.48%	0
2008	11.141244	6.345482	-43.05%	0
2007	10.586923	11.141244	5.24%	0
2006*	10.000000	10.586923	5.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	16.949086	18.250383	7.68%	0
2013	12.626517	16.949086	34.23%	0
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	0
2010	10.293172	12.336150	19.85%	0
2009	8.028606	10.293172	28.21%	0
2008	13.591660	8.028606	-40.93%	0
2007	12.949020	13.591660	4.96%	0
2006	11.673683	12.949020	10.92%	0
2005	11.198106	11.673683	4.25%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.999086	19.956268	-0.21%	0
2013	16.103668	19.999086	24.19%	0
2012	13.613974	16.103668	18.29%	0
2011	15.216899	13.613974	-10.53%	0
2010	13.451227	15.216899	13.13%	0
2009	9.865424	13.451227	36.35%	0
2008	16.909319	9.865424	-41.66%	0
2007	16.305953	16.909319	3.70%	0
2006	14.201721	16.305953	14.82%	0
2005	12.735141	14.201721	11.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	19.360471	19.274400	-0.44%	0
2013	15.628238	19.360471	23.88%	0
2012	13.246383	15.628238	17.98%	0
2011	14.844345	13.246383	-10.76%	0
2010	13.151612	14.844345	12.87%	0
2009	9.674564	13.151612	35.94%	0
2008	16.621758	9.674564	-41.80%	0
2007	16.064613	16.621758	3.47%	0
2006	14.030666	16.064613	14.50%	0
2005	12.609087	14.030666	11.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.872744	9.904227	0.32%	0
2013	10.134124	9.872744	-2.58%	0
2012*	10.000000	10.134124	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	15.942449	15.939343	-0.02%	0
2013	16.403071	15.942449	-2.81%	0
2012	14.861780	16.403071	10.37%	0
2011	15.135832	14.861780	-1.81%	0
2010	13.518765	15.135832	11.96%	0
2009	11.703746	13.518765	15.51%	0
2008	14.030046	11.703746	-16.58%	0
2007	13.130088	14.030046	6.85%	0
2006	12.551038	13.130088	4.61%	0
2005	12.554163	12.551038	-0.02%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.963479	-10.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	14.897049	16.043506	7.70%	0
2013	11.618326	14.897049	28.22%	0
2012	10.214243	11.618326	13.75%	0
2011	10.503277	10.214243	-2.75%	0
2010	9.295734	10.503277	12.99%	0
2009	7.445052	9.295734	24.86%	0
2008	12.435905	7.445052	-40.13%	0
2007	12.241730	12.435905	1.59%	0
2006	10.934527	12.241730	11.95%	0
2005	10.599815	10.934527	3.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	23.266989	25.405520	9.19%	0
2013	16.913585	23.266989	37.56%	0
2012	14.695934	16.913585	15.09%	0
2011	15.405138	14.695934	-4.60%	0
2010	12.796493	15.405138	20.39%	0
2009	9.561519	12.796493	33.83%	0
2008	15.766677	9.561519	-39.36%	0
2007	16.362884	15.766677	-3.64%	0
2006	14.585228	16.362884	12.19%	0
2005	13.601011	14.585228	7.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	13.853656	15.089294	8.92%	0
2013	10.098845	13.853656	37.18%	0
2012	8.798361	10.098845	14.78%	0
2011	9.239073	8.798361	-4.77%	0
2010	7.696400	9.239073	20.04%	0
2009	5.763884	7.696400	33.53%	0
2008	9.531216	5.763884	-39.53%	0
2007	9.909913	9.531216	-3.82%	0
2006*	10.000000	9.909913	-0.90%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.624908	-3.75%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.037097	18.403462	8.02%	0
2013	12.872244	17.037097	32.36%	0
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	0
2009	8.427091	10.671349	26.63%	0
2008	14.092627	8.427091	-40.20%	0
2007	15.377247	14.092627	-8.35%	0
2006	13.598634	15.377247	13.08%	0
2005	13.246585	13.598634	2.66%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	14.185944	12.900375	-9.06%	0
2013	11.354676	14.185944	24.93%	0
2012	9.547927	11.354676	18.92%	0
2011	11.782846	9.547927	-18.97%	0
2010	10.977861	11.782846	7.33%	0
2009	9.029379	10.977861	21.58%	0
2008	16.515417	9.029379	-45.33%	0
2007	15.625150	16.515417	5.70%	0
2006	12.540269	15.625150	24.60%	0
2005	11.456825	12.540269	9.46%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	19.032027	19.203235	0.90%	0
2013	13.974652	19.032027	36.19%	0
2012	12.193993	13.974652	14.60%	0
2011	13.119815	12.193993	-7.06%	0
2010	10.675179	13.119815	22.90%	0
2009	8.319886	10.675179	28.31%	0
2008	14.065881	8.319886	-40.85%	0
2007	16.522941	14.065881	-14.87%	0
2006	14.439453	16.522941	14.43%	0
2005	13.828551	14.439453	4.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.093704	17.225559	7.03%	0
2013	11.478539	16.093704	40.21%	0
2012	10.301745	11.478539	11.42%	0
2011	12.854513	10.301745	-19.86%	0
2010	10.908334	12.854513	17.84%	0
2009	6.822698	10.908334	59.88%	0
2008	11.107856	6.822698	-38.58%	0
2007	10.792597	11.107856	2.92%	0
2006	10.492604	10.792597	2.86%	0
2005	10.176044	10.492604	3.11%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	0
2007	10.449907	10.724417	2.63%	0
2006	10.343311	10.449907	1.03%	0
2005	10.201060	10.343311	1.39%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.047148	22.060168	-4.28%	0
2013	15.726154	23.047148	46.55%	0
2012	14.945721	15.726154	5.22%	0
2011	16.058572	14.945721	-6.93%	0
2010	12.985047	16.058572	23.67%	0
2009*	10.000000	12.985047	29.85%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
2007	13.178920	13.312374	1.01%	0
2006	11.691028	13.178920	12.73%	0
2005	11.599467	11.691028	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
2007	19.629043	19.964211	1.71%	0
2006	15.075695	19.629043	30.20%	0
2005	13.426763	15.075695	12.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
2007	11.560050	12.651957	9.45%	0
2006	12.074325	11.560050	-4.26%	0
2005	10.910705	12.074325	10.66%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.715601	7.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	20.171917	20.431004	1.28%	0
2013	14.877923	20.171917	35.58%	0
2012	13.342436	14.877923	11.51%	0
2011	13.769400	13.342436	-3.10%	0
2010	11.357234	13.769400	21.24%	0
2009	9.428090	11.357234	20.46%	0
2008	14.165023	9.428090	-33.44%	0
2007	14.801739	14.165023	-4.30%	0
2006	13.426081	14.801739	10.25%	0
2005	12.993187	13.426081	3.33%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.720808	16.091605	9.31%	0
2013	11.372360	14.720808	29.44%	0
2012	10.541826	11.372360	7.88%	0
2011	10.842618	10.541826	-2.77%	0
2010	9.800908	10.842618	10.63%	0
2009	7.604995	9.800908	28.87%	0
2008	12.037639	7.604995	-36.82%	0
2007	11.593550	12.037639	3.83%	0
2006	11.017798	11.593550	5.23%	0
2005	11.034981	11.017798	-0.16%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	14.972083	16.362235	9.28%	0
2013	11.769422	14.972083	27.21%	0
2012	10.555139	11.769422	11.50%	0
2011	10.752259	10.555139	-1.83%	0
2010	9.717322	10.752259	10.65%	0
2009	7.983145	9.717322	21.72%	0
2008	13.182496	7.983145	-39.44%	0
2007	13.001391	13.182496	1.39%	0
2006	11.681967	13.001391	11.29%	0
2005	11.579886	11.681967	0.88%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	14.592088	15.901930	8.98%	0
2013	11.498804	14.592088	26.90%	0
2012	10.335971	11.498804	11.25%	0
2011	10.555645	10.335971	-2.08%	0
2010	9.564753	10.555645	10.36%	0
2009	7.875846	9.564753	21.44%	0
2008	13.042395	7.875846	-39.61%	0
2007	12.895550	13.042395	1.14%	0
2006	11.616232	12.895550	11.01%	0
2005	11.543162	11.616232	0.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
2007	11.609736	11.539995	-0.60%	0
2006	10.896714	11.609736	6.54%	0
2005	11.057208	10.896714	-1.45%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
2007	12.231979	12.919224	5.62%	0
2006	10.963685	12.231979	11.57%	0
2005	11.188150	10.963685	-2.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.819984	10.820492	0.00%	0
2013	11.114866	10.819984	-2.65%	0
2012	10.514735	11.114866	5.71%	0
2011	10.669487	10.514735	-1.45%	0
2010	10.205641	10.669487	4.54%	0
2009	8.794830	10.205641	16.04%	0
2008	9.845559	8.794830	-10.67%	0
2007	9.698418	9.845559	1.52%	0
2006	9.663356	9.698418	0.36%	0
2005	9.899984	9.663356	-2.39%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
2007	9.619002	9.742363	1.28%	0
2006	9.605848	9.619002	0.14%	0
2005	9.871327	9.605848	-2.69%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2014	12.870118	13.105376	1.83%	0
2013	11.561747	12.870118	11.32%	0
2012	10.674402	11.561747	8.31%	0
2011	11.383927	10.674402	-6.23%	0
2010	10.351085	11.383927	9.98%	0
2009	8.331793	10.351085	24.24%	0
2008	12.149387	8.331793	-31.42%	0
2007	10.932954	12.149387	11.13%	0
2006	10.580465	10.932954	3.33%	0
2005	10.565116	10.580465	0.15%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	12.679966	12.893773	1.69%	0
2013	11.409977	12.679966	11.13%	0
2012	10.552124	11.409977	8.13%	0
2011	11.268318	10.552124	-6.36%	0
2010	10.261975	11.268318	9.81%	0
2009	8.271579	10.261975	24.06%	0
2008	12.076172	8.271579	-31.50%	0
2007	10.884423	12.076172	10.95%	0
2006	10.543269	10.884423	3.24%	0
2005	10.542909	10.543269	0.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2014	13.331778	13.583767	1.89%	0
2013	11.310126	13.331778	17.87%	0
2012	10.178566	11.310126	11.12%	0
2011	11.269412	10.178566	-9.68%	0
2010	10.067407	11.269412	11.94%	0
2009	7.868631	10.067407	27.94%	0
2008	12.737111	7.868631	-38.22%	0
2007	11.122792	12.737111	14.51%	0
2006	10.803126	11.122792	2.96%	0
2005	10.801662	10.803126	0.01%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2014	13.085474	13.307983	1.70%	0
2013	11.123925	13.085474	17.63%	0
2012	10.030321	11.123925	10.90%	0
2011	11.128494	10.030321	-9.87%	0
2010	9.954584	11.128494	11.79%	0
2009	7.802728	9.954584	27.58%	0
2008	12.643053	7.802728	-38.28%	0
2007	11.066018	12.643053	14.25%	0
2006	10.760548	11.066018	2.84%	0
2005	10.782590	10.760548	-0.20%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2014	13.698764	14.530694	6.07%	0
2013	11.897594	13.698764	15.14%	0
2012	10.742983	11.897594	10.75%	0
2011	11.586978	10.742983	-7.28%	0
2010	10.192110	11.586978	13.69%	0
2009	7.645513	10.192110	33.31%	0
2008	12.027941	7.645513	-36.44%	0
2007	11.465774	12.027941	4.90%	0
2006	10.658314	11.465774	7.58%	0
2005	10.473355	10.658314	1.77%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2014	13.512120	14.323307	6.00%	0
2013	11.756797	13.512120	14.93%	0
2012	10.628060	11.756797	10.62%	0
2011	11.468677	10.628060	-7.33%	0
2010	10.107952	11.468677	13.46%	0
2009	7.584282	10.107952	33.28%	0
2008	11.954387	7.584282	-36.56%	0
2007	11.414421	11.954387	4.73%	0
2006	10.623960	11.414421	7.44%	0
2005	10.447814	10.623960	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2014	17.083058	18.251179	6.84%	0
2013	12.811436	17.083058	33.34%	0
2012	10.845907	12.811436	18.12%	0
2011	11.566536	10.845907	-6.23%	0
2010	10.167574	11.566536	13.76%	0
2009	7.764252	10.167574	30.95%	0
2008	13.703139	7.764252	-43.34%	0
2007	13.303806	13.703139	3.00%	0
2006	12.111515	13.303806	9.84%	0
2005	10.388998	12.111515	16.58%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
2007	13.235844	13.608175	2.81%	0
2006	12.068604	13.235844	9.67%	0
2005	10.378259	12.068604	16.29%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
2007	14.032058	13.708714	-2.30%	0
2006	12.126907	14.032058	15.71%	0
2005	11.899731	12.126907	1.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
2007	13.961286	13.620053	-2.44%	0
2006	12.080926	13.961286	15.56%	0
2005	11.875666	12.080926	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2014	14.148795	15.048340	6.36%	0
2013	11.002863	14.148795	28.59%	0
2012	9.645642	11.002863	14.07%	0
2011	9.855121	9.645642	-2.13%	0
2010	8.920213	9.855121	10.48%	0
2009	7.280707	8.920213	22.52%	0
2008	12.979444	7.280707	-43.91%	0
2007	12.030105	12.979444	7.89%	0
2006	11.047188	12.030105	8.90%	0
2005	10.661769	11.047188	3.61%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
2007	11.977846	12.906582	7.75%	0
2006	11.014309	11.977846	8.75%	0
2005	10.642673	11.014309	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	14.407635	15.434894	7.13%	0
2013	10.978463	14.407635	31.24%	0
2012	9.948231	10.978463	10.36%	0
2011	10.309746	9.948231	-3.51%	0
2010	8.624987	10.309746	19.53%	0
2009	6.985466	8.624987	23.47%	0
2008	13.741682	6.985466	-49.17%	0
2007	11.243665	13.741682	22.22%	0
2006	10.932510	11.243665	2.85%	0
2005	10.736295	10.932510	1.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
2007	11.187983	13.650912	22.01%	0
2006	10.894659	11.187983	2.69%	0
2005	10.716426	10.894659	1.66%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	14.197572	13.826346	-2.61%	0
2013	13.917842	14.197572	2.01%	0
2012	12.650466	13.917842	10.02%	0
2011	12.632499	12.650466	0.14%	0
2010	11.522132	12.632499	9.64%	0
2009	8.317293	11.522132	38.53%	0
2008	11.519957	8.317293	-27.80%	0
2007	11.649255	11.519957	-1.11%	0
2006	10.873746	11.649255	7.13%	0
2005	11.006788	10.873746	-1.21%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
2007	11.587049	11.445644	-1.22%	0
2006	10.830606	11.587049	6.98%	0
2005	10.985726	10.830606	-1.41%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2014	15.206352	16.639667	9.43%	0
2013	11.934083	15.206352	27.42%	0
2012	10.686391	11.934083	11.68%	0
2011	10.868749	10.686391	-1.68%	0
2010	9.806813	10.868749	10.83%	0
2009	8.039352	9.806813	21.99%	0
2008	13.245070	8.039352	-39.30%	0
2007	13.040296	13.245070	1.57%	0
2006	11.693529	13.040296	11.52%	0
2005	11.576701	11.693529	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2014	10.778704	10.990543	1.97%	0
2013	11.389544	10.778704	-5.36%	0
2012	11.163648	11.389544	2.02%	0
2011	10.793718	11.163648	3.43%	0
2010	10.391463	10.793718	3.87%	0
2009	9.319620	10.391463	11.50%	0
2008	9.997554	9.319620	-6.78%	0
2007	9.945967	9.997554	0.52%	0
2006	9.891493	9.945967	0.55%	0
2005	10.045000	9.891493	-1.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	22.791887	23.320566	2.32%	0
2013	17.385171	22.791887	31.10%	0
2012	15.725706	17.385171	10.55%	0
2011	18.279587	15.725706	-13.97%	0
2010	14.740310	18.279587	24.01%	0
2009	10.926322	14.740310	34.91%	0
2008	18.748402	10.926322	-41.72%	0
2007	16.852576	18.748402	11.25%	0
2006	15.533502	16.852576	8.49%	0
2005	13.637347	15.533502	13.90%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
2007	16.763250	18.625034	11.11%	0
2006	15.476922	16.763250	8.31%	0
2005	13.609354	15.476922	13.72%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
2014	8.216330	7.917222	-3.64%	0
2013	8.525103	8.216330	-3.62%	0
2012	8.836934	8.525103	-3.53%	0
2011	9.160762	8.836934	-3.53%	0
2010	9.484748	9.160762	-3.42%	0
2009	9.773597	9.484748	-2.96%	0
2008	9.845680	9.773597	-0.73%	0
2007	9.717356	9.845680	1.32%	0
2006	9.614238	9.717356	1.07%	0
2005	9.682745	9.614238	-0.71%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	15.166678	13.420323	-11.51%	0
2013	12.073300	15.166678	25.62%	0
2012	10.396117	12.073300	16.13%	0
2011	13.035428	10.396117	-20.25%	0
2010	11.973054	13.035428	8.87%	0
2009	9.828352	11.973054	21.82%	0
2008	18.173405	9.828352	-45.92%	0
2007	16.095976	18.173405	12.91%	0
2006	14.162258	16.095976	13.65%	0
2005	12.353316	14.162258	14.64%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
2007	16.014554	18.057752	12.76%	0
2006	14.111477	16.014554	13.49%	0
2005	12.328631	14.111477	14.46%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2014	14.399389	15.442345	7.24%	0
2013	11.296581	14.399389	27.47%	0
2012	9.706385	11.296581	16.38%	0
2011	10.336989	9.706385	-6.10%	0
2010	9.112348	10.336989	13.44%	0
2009	6.644191	9.112348	37.15%	0
2008	12.898358	6.644191	-48.49%	0
2007	13.128072	12.898358	-1.75%	0
2006	11.892776	13.128072	10.39%	0
2005	11.634249	11.892776	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2014	14.171026	15.170185	7.05%	0
2013	11.126756	14.171026	27.36%	0
2012	9.580492	11.126756	16.14%	0
2011	10.216415	9.580492	-6.22%	0
2010	9.022661	10.216415	13.23%	0
2009	6.589879	9.022661	36.92%	0
2008	12.810108	6.589879	-48.56%	0
2007	13.055218	12.810108	-1.88%	0
2006	11.842080	13.055218	10.24%	0
2005	11.611567	11.842080	1.99%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	15.986634	16.433901	2.80%	0
2013	12.719429	15.986634	25.69%	0
2012	10.387260	12.719429	22.45%	0
2011	11.826649	10.387260	-12.17%	0
2010	9.706378	11.826649	21.84%	0
2009	6.400452	9.706378	51.65%	0
2008	13.607599	6.400452	-52.96%	0
2007	13.376907	13.607599	1.72%	0
2006	11.947065	13.376907	11.97%	0
2005	12.089438	11.947065	-1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
2007	13.309829	13.519044	1.57%	0
2006	11.906543	13.309829	11.79%	0
2005	12.063467	11.906543	-1.30%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2014	15.768370	16.561096	5.03%	0
2013	12.583741	15.768370	25.31%	0
2012	11.643875	12.583741	8.07%	0
2011	11.368511	11.643875	2.42%	0
2010	9.755880	11.368511	16.53%	0
2009	8.604817	9.755880	13.38%	0
2008	12.225276	8.604817	-29.61%	0
2007	13.005012	12.225276	-6.00%	0
2006	11.493118	13.005012	13.15%	0
2005	11.503574	11.493118	-0.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	16.483053	14.152085	-14.14%	0
2013	13.877314	16.483053	18.78%	0
2012	12.145569	13.877314	14.26%	0
2011	14.075303	12.145569	-13.71%	0
2010	13.441899	14.075303	4.71%	0
2009	10.157915	13.441899	32.33%	0
2008	17.641606	10.157915	-42.42%	0
2007	15.816295	17.641606	11.54%	0
2006	13.487199	15.816295	17.27%	0
2005	12.669288	13.487199	6.46%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
2007	11.200210	12.585032	12.36%	0
2006	11.326123	11.200210	-1.11%	0
2005	10.919778	11.326123	3.72%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
2007	13.809573	12.993046	-5.91%	0
2006	12.349679	13.809573	11.82%	0
2005	12.310194	12.349679	0.32%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	12.813207	13.351182	4.20%	0
2013	10.288916	12.813207	24.53%	0
2012	9.377775	10.288916	9.72%	0
2011	9.738457	9.377775	-3.70%	0
2010	9.225600	9.738457	5.56%	0
2009	7.463174	9.225600	23.61%	0
2008	11.088841	7.463174	-32.70%	0
2007	10.647048	11.088841	4.15%	0
2006*	10.000000	10.647048	6.47%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
2007	10.630234	11.046970	3.92%	0
2006*	10.000000	10.630234	6.30%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
2007	18.544479	20.444929	10.25%	0
2006	15.048967	18.544479	23.23%	0
2005	13.268368	15.048967	13.42%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
2014	15.685020	15.782519	0.62%	0
2013	12.637442	15.685020	24.12%	0
2012	11.822247	12.637442	6.90%	0
2011	13.105142	11.822247	-9.79%	0
2010	11.919119	13.105142	9.95%	0
2009	9.500370	11.919119	25.46%	0
2008	13.795263	9.500370	-31.13%	0
2007	13.072415	13.795263	5.53%	0
2006	12.195178	13.072415	7.19%	0
2005	11.760060	12.195178	3.70%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2014	12.651233	13.168996	4.09%	0
2013	9.583044	12.651233	32.02%	0
2012*	10.000000	9.583044	-4.17%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.302107	-6.98%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
2007	11.554956	12.189483	5.49%	0
2006	11.722382	11.554956	-1.43%	0
2005	11.827195	11.722382	-0.89%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
2007	11.878313	11.699860	-1.50%	0
2006	10.915743	11.878313	8.82%	0
2005	10.785320	10.915743	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
2007	14.580740	15.112360	3.65%	0
2006	12.556542	14.580740	16.12%	0
2005	12.239260	12.556542	2.59%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
2007	10.299898	10.531297	2.25%	0
2006*	10.000000	10.299898	3.00%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
2007	10.282293	10.200400	-0.80%	0
2006*	10.000000	10.282293	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
2007	10.578078	11.653767	10.17%	0
2006*	10.000000	10.578078	5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
2007	10.111944	10.899890	7.79%	0
2006*	10.000000	10.111944	1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
2007*	10.000000	9.649399	-3.51%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.683614	-3.16%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	12.185781	12.985901	6.57%	0
2013	9.113937	12.185781	33.70%	0
2012	8.484418	9.113937	7.42%	0
2011	9.094410	8.484418	-6.71%	0
2010	7.637569	9.094410	19.07%	0
2009	6.026497	7.637569	26.73%	0
2008*	10.000000	6.026497	-39.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
2007	23.035152	32.218891	39.87%	0
2006	17.536604	23.035152	31.35%	0
2005	13.752227	17.536604	27.52%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
2007	14.132458	14.425009	2.07%	0
2006	12.549384	14.132458	12.61%	0
2005	12.066271	12.549384	4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
2007	10.421519	10.579344	1.51%	0
2006	10.187233	10.421519	2.30%	0
2005	10.233646	10.187233	-0.45%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
2007	12.154730	12.371392	1.78%	0
2006	11.327793	12.154730	7.30%	0
2005	11.159272	11.327793	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
2007	13.311537	13.611740	2.26%	0
2006	12.060634	13.311537	10.37%	0
2005	11.689439	12.060634	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
2007	11.247819	11.469988	1.98%	0
2006	10.765898	11.247819	4.48%	0
2005	10.692871	10.765898	0.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	18.949258	19.864247	4.83%	0
2013	14.386403	18.949258	31.72%	0
2012	12.581629	14.386403	14.34%	0
2011	13.355602	12.581629	-5.80%	0
2010	12.740097	13.355602	4.83%	0
2009*	10.000000	12.740097	27.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	19.353860	20.404063	5.43%	0
2013	15.097220	19.353860	28.19%	0
2012	13.339611	15.097220	13.18%	0
2011	14.205453	13.339611	-6.10%	0
2010	11.682068	14.205453	21.60%	0
2009	8.865913	11.682068	31.76%	0
2008	14.483952	8.865913	-38.79%	0
2007	13.978940	14.483952	3.61%	0
2006	13.201527	13.978940	5.89%	0
2005	12.221324	13.201527	8.02%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
2007	13.894938	14.371780	3.43%	0
2006	13.139756	13.894938	5.75%	0
2005	12.186003	13.139756	7.83%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.878690	-11.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.862464	-11.38%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
2007	11.894616	12.546713	5.48%	0
2006	11.986312	11.894616	-0.77%	0
2005	11.545736	11.986312	3.82%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	18.164676	18.730650	3.12%	0
2013	13.427438	18.164676	35.28%	0
2012	11.571368	13.427438	16.04%	0
2011	12.650413	11.571368	-8.53%	0
2010	10.370178	12.650413	21.99%	0
2009	8.527595	10.370178	21.61%	0
2008	13.045968	8.527595	-34.63%	0
2007	14.546074	13.045968	-10.31%	0
2006	12.869879	14.546074	13.02%	0
2005	12.957733	12.869879	-0.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
2007	14.449154	12.912454	-10.64%	0
2006	12.805624	14.449154	12.83%	0
2005	12.929622	12.805624	-0.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.627539	18.093796	-2.87%	0
2013	13.720128	18.627539	35.77%	0
2012	12.329652	13.720128	11.28%	0
2011	13.549112	12.329652	-9.00%	0
2010	11.220756	13.549112	20.75%	0
2009	8.645640	11.220756	29.79%	0
2008	14.518432	8.645640	-40.45%	0
2007	14.756985	14.518432	-1.62%	0
2006	13.668970	14.756985	7.96%	0
2005	12.629439	13.668970	8.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
2007	14.633296	14.363254	-1.85%	0
2006	13.589145	14.633296	7.68%	0
2005	12.590579	13.589145	7.93%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
2007	10.500398	10.913529	3.93%	0
2006*	10.000000	10.500398	5.00%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
2007	12.530396	12.989598	3.66%	0
2006	11.436549	12.530396	9.56%	0
2005	11.106843	11.436549	2.97%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.352000	18.087396	-1.44%	0
2013	14.961324	18.352000	22.66%	0
2012	12.806093	14.961324	16.83%	0
2011	14.491963	12.806093	-11.63%	0
2010	12.969768	14.491963	11.74%	0
2009	9.630801	12.969768	34.67%	0
2008	16.713305	9.630801	-42.38%	0
2007	16.318782	16.713305	2.42%	0
2006	14.389359	16.318782	13.41%	0
2005	13.063564	14.389359	10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
2007	16.195735	16.550152	2.19%	0
2006	14.320836	16.195735	13.09%	0
2005	13.029617	14.320836	9.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.729528	9.640489	-0.92%	0
2013	10.111541	9.729528	-3.78%	0
2012*	10.000000	10.111541	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
2007	10.968411	11.575303	5.53%	0
2006	10.614905	10.968411	3.33%	0
2005	10.749440	10.614905	-1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.889580	-11.10%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
2007	12.813455	12.855694	0.33%	0
2006	11.587314	12.813455	10.58%	0
2005	11.372080	11.587314	1.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	19.621635	21.161573	7.85%	0
2013	14.441097	19.621635	35.87%	0
2012	12.704255	14.441097	13.67%	0
2011	13.482920	12.704255	-5.78%	0
2010	11.339108	13.482920	18.91%	0
2009	8.578157	11.339108	32.19%	0
2008	14.321886	8.578157	-40.10%	0
2007	15.049657	14.321886	-4.84%	0
2006	13.581279	15.049657	10.81%	0
2005	12.821982	13.581279	5.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	12.598801	13.553708	7.58%	0
2013	9.298359	12.598801	35.49%	0
2012	8.202075	9.298359	13.37%	0
2011	8.720004	8.202075	-5.94%	0
2010	7.354360	8.720004	18.57%	0
2009	5.576358	7.354360	31.88%	0
2008	9.336317	5.576358	-40.27%	0
2007	9.828875	9.336317	-5.01%	0
2006*	10.000000	9.828875	-1.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	13.556100	14.463152	6.69%	0
2013	10.369645	13.556100	30.73%	0
2012	9.034420	10.369645	14.78%	0
2011	9.832425	9.034420	-8.12%	0
2010	8.921837	9.832425	10.21%	0
2009	7.133274	8.921837	25.07%	0
2008	12.077982	7.133274	-40.94%	0
2007	13.344084	12.077982	-9.49%	0
2006	11.947150	13.344084	11.69%	0
2005	11.782359	11.947150	1.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
2007	16.666060	17.397758	4.39%	0
2006	13.541716	16.666060	23.07%	0
2005	12.525374	13.541716	8.11%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2014	17.264044	17.205026	-0.34%	0
2013	12.834195	17.264044	34.52%	0
2012	11.338626	12.834195	13.19%	0
2011	12.351221	11.338626	-8.20%	0
2010	10.174828	12.351221	21.39%	0
2009	8.028737	10.174828	26.73%	0
2008	13.743263	8.028737	-41.58%	0
2007	16.346345	13.743263	-15.92%	0
2006	14.462544	16.346345	13.03%	0
2005	14.022586	14.462544	3.14%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	15.055622	15.916219	5.72%	0
2013	10.871749	15.055622	38.48%	0
2012	9.878969	10.871749	10.05%	0
2011	12.480374	9.878969	-20.84%	0
2010	10.722609	12.480374	16.39%	0
2009	6.790000	10.722609	57.92%	0
2008	11.192653	6.790000	-39.34%	0
2007	11.011179	11.192653	1.65%	0
2006	10.838103	11.011179	1.60%	0
2005	10.641619	10.838103	1.85%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.727071	10.081108	3.64%	0
2013	10.154519	9.727071	-4.21%	0
2012	9.652764	10.154519	5.20%	0
2011	9.503856	9.652764	1.57%	0
2010	9.230718	9.503856	2.96%	0
2009	8.758719	9.230718	5.39%	0
2008	10.152051	8.758719	-13.72%	0
2007	10.016048	10.152051	1.36%	0
2006	10.037002	10.016048	-0.21%	0
2005	10.021906	10.037002	0.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

December 31, 2014

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
153,203 shares (cost $2,302,687)	$2,170,892
Stock Index Fund, Inc. - Initial Shares (DSIF)
14,250 shares (cost $425,643)	641,129
Stock Index Fund, Inc. - Service Shares (DSIFS)
39,530 shares (cost $1,351,866)	1,780,015
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,014 shares (cost $53,804)	92,573
Floating-Rate Income Fund (ETVFR)
2,140 shares (cost $19,663)	19,663
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
3,069 shares (cost $13,315)	17,741
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
18,797 shares (cost $87,522)	107,897
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
5,220 shares (cost $120,990)	104,190
Investors Growth Stock Series - Service Class (MIGSC)
92,658 shares (cost $913,890)	1,448,247
Mid Cap Growth Series - Service Class (MMCGSC)
186,634 shares (cost $1,043,482)	1,573,326
New Discovery Series - Service Class (MNDSC)
94,791 shares (cost $1,520,872)	1,450,300
Value Series - Service Class (MVFSC)
135,174 shares (cost $1,770,475)	2,710,233
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
45,483 shares (cost $919,642)	975,151
Core Plus Fixed Income Portfolio - Class II (MSVF2)
30,356 shares (cost $320,567)	323,291
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
17,547 shares (cost $327,061)	334,802
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
164,627 shares (cost $2,845,924)	4,099,211
American Funds NVIT Bond Fund - Class II (GVABD2)
86,936 shares (cost $989,771)	1,002,368
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
57,803 shares (cost $1,225,268)	1,779,168
American Funds NVIT Growth Fund - Class II (GVAGR2)
32,041 shares (cost $1,687,409)	2,693,059
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,112 shares (cost $559,768)	833,010
Federated NVIT High Income Bond Fund - Class I (HIBF)
27,453 shares (cost $191,010)	182,565
NVIT Emerging Markets Fund - Class II (GEM2)
151,025 shares (cost $1,702,076)	1,640,135
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
17,932 shares (cost $171,794)	183,268
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
8,129 shares (cost $85,108)	81,701
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
418 shares (cost $4,822)	6,906
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
1,906 shares (cost $29,779)	31,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
100,816 shares (cost $1,100,350)	1,097,889
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
78,195 shares (cost $856,719)	925,834
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
53,674 shares (cost $530,328)	648,383
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
41,391 shares (cost $448,841)	440,814
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
179,849 shares (cost $1,989,462)	2,159,983
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
14,617 shares (cost $155,769)	162,399
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
109,406 shares (cost $1,202,993)	1,253,796
NVIT Core Bond Fund - Class I (NVCBD1)
626 shares (cost $6,982)	6,837
NVIT Core Bond Fund - Class II (NVCBD2)
44,931 shares (cost $498,348)	488,849
NVIT Core Plus Bond Fund - Class II (NVLCP2)
47,604 shares (cost $554,496)	544,110
NVIT Nationwide Fund - Class II (TRF2)
4,389 shares (cost $35,559)	63,907
NVIT Government Bond Fund - Class I (GBF)
552,129 shares (cost $6,479,239)	6,112,063
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
318,564 shares (cost $2,970,670)	4,119,032
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
48,598 shares (cost $681,530)	751,817
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
3,363 shares (cost $51,302)	59,938
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
644,389 shares (cost $6,563,694)	6,720,974
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,557,361 shares (cost $25,640,928)	34,166,341
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,273,859 shares (cost $12,687,774)	17,668,428
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
822,514 shares (cost $8,129,378)	9,787,922
NVIT Mid Cap Index Fund - Class I (MCIF)
18,832 shares (cost $361,442)	472,490
NVIT Mid Cap Index Fund - Class II (MCIF2)
114,084 shares (cost $2,016,824)	2,846,392
NVIT Money Market Fund - Class I (SAM)
16,855,191 shares (cost $16,855,191)	16,855,191
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
1,836 shares (cost $21,230)	20,232
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2,964 shares (cost $33,385)	29,881
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
49,402 shares (cost $556,053)	494,510
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
3,085 shares (cost $38,398)	41,180
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
272,319 shares (cost $2,428,797)	3,197,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
3,349 shares (cost $41,975)	41,194
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,106 shares (cost $295,959)	309,094
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
36,989 shares (cost $624,037)	746,432
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,533 shares (cost $62,377)	87,747
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
74,800 shares (cost $738,660)	1,166,125
NVIT Multi-Manager Small Company Fund - Class I (SCF)
12,489 shares (cost $207,057)	292,864
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
57,006 shares (cost $883,126)	1,291,179
NVIT Short Term Bond Fund - Class II (NVSTB2)
16,807 shares (cost $177,365)	174,285
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,244,503 shares (cost $36,097,680)	51,040,002
NVIT Large Cap Growth Fund - Class II (NVOLG2)
1,758,480 shares (cost $28,346,855)	39,864,740
Templeton NVIT International Value Fund - Class III (NVTIV3)
3,170 shares (cost $41,967)	38,455
NVIT Real Estate Fund - Class II (NVRE2)
193,701 shares (cost $1,753,837)	1,627,088
VPS Growth and Income Portfolio - Class B (ALVGIB)
79,197 shares (cost $1,417,729)	2,352,948
VPS International Value Portfolio - Class B (ALVIVB)
30,969 shares (cost $623,151)	415,291
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
17,046 shares (cost $484,750)	807,646
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
157,845 shares (cost $2,425,649)	3,439,432
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
5,243 shares (cost $114,315)	120,421
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
15,385 shares (cost $168,864)	283,083
Managed Tail Risk Fund II: Service Shares (FCA2S)
144,287 shares (cost $854,187)	799,348
High Income Bond Fund II - Service Shares (FHIBS)
416,464 shares (cost $2,814,591)	2,861,109
Kaufmann Fund II - Primary Shares (FVK2)
7,904 shares (cost $119,836)	149,538
Quality Bond Fund II - Primary Shares (FQB)
137,566 shares (cost $1,481,328)	1,571,005
Quality Bond Fund II - Service Shares (FQBS)
326,672 shares (cost $3,663,250)	3,714,262
Equity-Income Portfolio - Initial Class (FEIP)
421,674 shares (cost $8,852,945)	10,234,024
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
118,054 shares (cost $1,008,511)	1,803,868
High Income Portfolio - Initial Class (FHIP)
1,192,049 shares (cost $6,176,157)	6,580,108
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
67,037 shares (cost $947,846)	1,283,767

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
	38,756 shares (cost $501,650)	737,530
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
	22,325 shares (cost $319,867)	422,834
VIP Asset Manager Portfolio - Initial Class (FAMP)
	139,991 shares (cost $1,982,661)	2,400,842
VIP Asset Manager Portfolio - Service Class (FAMS)
	92,887 shares (cost $1,300,277)	1,581,872
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
	45,723 shares (cost $621,974)	769,526
VIP Balanced Portfolio - Initial Class (FBP)
	788,712 shares (cost $11,773,131)	13,352,886
VIP Balanced Portfolio - Service Class (FBS)
	151,261 shares (cost $2,230,942)	2,550,265
VIP Balanced Portfolio - Service Class 2 (FB2)
	101,236 shares (cost $1,437,890)	1,681,536
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
	133,402 shares (cost $1,388,413)	1,770,250
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
	15,826 shares (cost $149,665)	212,860
VIP Equity-Income Portfolio - Service Class (FEIS)
	350,208 shares (cost $7,612,965)	8,468,030
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
	469,465 shares (cost $9,666,225)	11,187,344
VIP Growth & Income Portfolio - Initial Class (FGIP)
	266,236 shares (cost $3,808,077)	5,532,376
VIP Growth & Income Portfolio - Service Class (FGIS)
	311,013 shares (cost $4,400,165)	6,419,312
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
	199,317 shares (cost $2,527,535)	4,072,040
VIP Growth Portfolio - Initial Class (FGP)
	160,346 shares (cost $5,513,736)	10,178,769
VIP Growth Portfolio - Service Class (FGS)
	145,643 shares (cost $4,862,932)	9,222,141
VIP Growth Portfolio - Service Class 2 (FG2)
	121,606 shares (cost $4,956,822)	7,636,874
VIP High Income Portfolio - Initial Class R (FHIPR)
	160,464 shares (cost $920,013)	882,551
VIP High Income Portfolio - Service Class (FHIS)
	576,236 shares (cost $2,994,439)	3,163,536
VIP High Income Portfolio - Service Class 2 (FHI2)
	414,218 shares (cost $1,967,520)	2,220,208
VIP High Income Portfolio - Service Class 2R (FHI2R)
	140,826 shares (cost $786,154)	756,237
VIP High Income Portfolio - Service Class R (FHISR)
	56,619 shares (cost $323,193)	309,142
VIP Index 500 Portfolio - Initial Class (FIP)
	106,826 shares (cost $14,750,556)	22,232,681
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
	857,809 shares (cost $11,080,106)	10,971,383
VIP Mid Cap Portfolio - Initial Class (FMCP)
	72,182 shares (cost $2,086,746)	2,719,823

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Mid Cap Portfolio - Service Class (FMCS)
	185,700 shares (cost $5,352,465)	6,952,597
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
	386,174 shares (cost $11,059,934)	14,226,643
VIP Money Market Portfolio - Initial Class (FMMP)
	5,042,190 shares (cost $5,042,190)	5,042,190
VIP Overseas Portfolio - Initial Class (FOP)
	403,406 shares (cost $7,470,898)	7,543,690
VIP Overseas Portfolio - Service Class (FOS)
	85,727 shares (cost $1,604,859)	1,597,090
VIP Overseas Portfolio - Service Class 2 (FO2)
	80,878 shares (cost $1,563,087)	1,500,279
VIP Overseas Portfolio - Service Class 2 R (FO2R)
	80,725 shares (cost $1,330,149)	1,481,298
VIP Overseas Portfolio - Service Class R (FOSR)
	16,228 shares (cost $232,262)	301,671
VIP Value Portfolio - Service Class 2 (FV2)
	27,894 shares (cost $307,689)	443,242
VIP Value Strategies Portfolio - Service Class (FVSS)
	8,708 shares (cost $86,281)	132,010
VIP Value Portfolio - Service Class (FVS)
	14,347 shares (cost $172,178)	230,125
VIP Growth Strategies Portfolio - Service Class (FAGRS)
	2,843 shares (cost $20,550)	40,340
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
	39,063 shares (cost $260,288)	538,677
Rising Dividends Securities Fund - Class 1 (FTVRDI)
	39,289 shares (cost $707,791)	1,164,146
Templeton Foreign Securities Fund - Class 1 (TIF)
	8,613 shares (cost $117,881)	132,117
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
	78,291 shares (cost $583,533)	580,917
Socially Responsive Portfolio - I Class Shares (AMSRS)
	9,699 shares (cost $151,745)	231,621
Global Securities Fund/VA - Non-Service Shares (OVGS)
	6,539 shares (cost $266,728)	258,286
Global Securities Fund/VA - Service Class (OVGSS)
	106,584 shares (cost $3,734,685)	4,168,507
Main Street Fund(R)/VA - Service Class (OVGIS)
	143,750 shares (cost $2,978,637)	4,791,173
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
	16,855 shares (cost $303,729)	447,667
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
	20,949 shares (cost $447,257)	550,124
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
	40,055 shares (cost $222,984)	212,290
Global Strategic Income Fund/VA: Service Shares (OVSBS)
	869,351 shares (cost $4,597,611)	4,711,881
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
	24,118 shares (cost $284,575)	253,960
Low Duration Portfolio - Advisor Class (PMVLAD)
	106,299 shares (cost $1,123,789)	1,124,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
4,972 shares (cost $70,329)	63,093
VT Growth & Income Fund: Class IB (PVGIB)
5,327 shares (cost $79,657)	139,153
VT International Equity Fund: Class IB (PVTIGB)
7,637 shares (cost $96,218)	100,809
VT Small Cap Value Fund: Class IB (PVTSCB)
3,501 shares (cost $44,400)	57,874
VT Voyager Fund: Class IB (PVTVB)
13,280 shares (cost $527,655)	730,907
VI American Franchise Fund - Series II Shares (ACEG2)
39,273 shares (cost $1,311,186)	2,106,228
VI Comstock Fund - Series II Shares (ACC2)
253,495 shares (cost $2,931,455)	4,836,683
VI Core Equity Fund - Series I Shares (AVGI)
2,138 shares (cost $59,776)	87,700
VI Core Equity Fund - Series II Shares (AVCE2)
17,495 shares (cost $477,168)	709,234
VI International Growth Fund - Series II Shares (AVIE2)
4,749 shares (cost $105,227)	163,445
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
9,897 shares (cost $102,875)	139,147
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
11,611 shares (cost $395,734)	286,086
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
13,691 shares (cost $412,210)	347,338
Variable Insurance Portfolios - Asset Strategy (WRASP)
109,408 shares (cost $1,113,620)	1,189,081
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
56,266 shares (cost $538,953)	560,411

Total Investments	$472,140,801

Other Accounts Receivable	12,851
Accounts Receivable-VIP Value Strategies Portfolio - Service Class (FVSS)	37
Accounts Receivable-VT Small Cap Value Fund: Class IB (PVTSCB)	25
Accounts Receivable-NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	19
Accounts Receivable-Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	9

Accounts Payable-Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	(3)
Accounts Payable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(37)
Accounts Payable-VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	(38)
Accounts Payable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(3,614)
Accounts Payable-NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(4,674)

$472,145,376

Contract Owners' Equity:
Accumulation units	471,449,267
Contracts in payout (annuitization) period (note 1f)	696,109

Total Contract Owners' Equity (note 5)	$472,145,376

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	IVKMG1	IVKMG2
Reinvested dividends	$6,555,627	48,798	11,361	28,910	978	215	-	-
Mortality and expense risk charges (note 2)	(5,868,794)	(25,136)	(7,182)	(21,108)	(988)	(59)	(205)	(1,313)

Net investment income (loss)	686,833	23,662	4,179	7,802	(10)	156	(205)	(1,313)

Realized gain (loss) on investments	18,390,347	26,588	60,179	242,338	4,088	(373)	3,430	14,160
Change in unrealized gain (loss) on investments	(12,028,773)	(224,959)	1,029	(63,355)	198	-	(2,376)	(5,210)

Net gain (loss) on investments	6,361,574	(198,371)	61,208	178,983	4,286	(373)	1,054	8,950

Reinvested capital gains	17,647,404	188,481	8,270	23,286	6,397	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$24,695,811	13,772	73,657	210,071	10,673	(217)	849	7,637

Investment Activity:	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2
Reinvested dividends	$1,871	3,944	-	-	36,465	19,909	9,469	5,924
Mortality and expense risk charges (note 2)	(816)	(16,626)	(18,880)	(21,159)	(33,623)	(12,472)	(3,417)	(3,366)

Net investment income (loss)	1,055	(12,682)	(18,880)	(21,159)	2,842	7,437	6,052	2,558

Realized gain (loss) on investments	(45)	67,869	100,865	87,574	352,596	48,877	(1,665)	10,400
Change in unrealized gain (loss) on investments	(16,799)	(207)	(147,455)	(637,799)	(207,630)	(52,742)	15,693	(13,863)

Net gain (loss) on investments	(16,844)	67,662	(46,590)	(550,225)	144,966	(3,865)	14,028	(3,463)

Reinvested capital gains	961	79,660	169,793	370,049	85,556	-	-	34,848

Net increase (decrease) in contract owners' equity resulting from operations	$(14,828)	134,640	104,323	(201,335)	233,364	3,572	20,080	33,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6
Reinvested dividends	$40,088	12,354	13,172	12,149	6,670	8,313	17,952	7,287
Mortality and expense risk charges (note 2)	(47,078)	(12,048)	(19,974)	(29,588)	(8,838)	(1,695)	(15,933)	(2,122)

Net investment income (loss)	(6,990)	306	(6,802)	(17,439)	(2,168)	6,618	2,019	5,165

Realized gain (loss) on investments	467,196	19,019	113,386	237,577	53,886	(1,184)	26,171	662
Change in unrealized gain (loss) on investments	(293,365)	14,161	(96,893)	(38,880)	12,956	(8,444)	(85,377)	(9,420)

Net gain (loss) on investments	173,831	33,180	16,493	198,697	66,842	(9,628)	(59,206)	(8,758)

Reinvested capital gains	6,589	8,788	-	-	7,636	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$173,430	42,274	9,691	181,258	72,310	(3,010)	(57,187)	(3,593)

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$651	65	527	22,401	21,431	15,856	9,741	51,574
Mortality and expense risk charges (note 2)	(939)	(70)	(389)	(12,557)	(10,526)	(7,353)	(5,599)	(26,067)

Net investment income (loss)	(288)	(5)	138	9,844	10,905	8,503	4,142	25,507

Realized gain (loss) on investments	3,969	25	8,931	10,004	26,620	26,476	9,252	159,793
Change in unrealized gain (loss) on investments	(14,202)	575	(4,355)	(36,094)	(33,723)	(35,544)	(14,206)	(161,081)

Net gain (loss) on investments	(10,233)	600	4,576	(26,090)	(7,103)	(9,068)	(4,954)	(1,288)

Reinvested capital gains	12,828	-	-	51,211	23,556	20,905	13,423	50,864

Net increase (decrease) in contract owners' equity resulting from operations	$2,307	595	4,714	34,965	27,358	20,340	12,611	75,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA
Reinvested dividends	$3,944	28,606	195	12,726	11,481	611	127,167	69,908
Mortality and expense risk charges (note 2)	(1,894)	(13,572)	(165)	(4,731)	(6,663)	(897)	(72,373)	(53,799)

Net investment income (loss)	2,050	15,034	30	7,995	4,818	(286)	54,794	16,109

Realized gain (loss) on investments	12,581	15,830	(254)	2,591	1,861	22,246	(131,089)	393,920
Change in unrealized gain (loss) on investments	(21,643)	(27,724)	1,084	3,176	15,393	(14,269)	299,171	(248,956)

Net gain (loss) on investments	(9,062)	(11,894)	830	5,767	17,254	7,977	168,082	144,964

Reinvested capital gains	13,337	29,975	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$6,325	33,115	860	13,762	22,072	7,691	222,876	161,073

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2
Reinvested dividends	$13,051	1,084	123,173	587,329	302,637	178,843	4,850	25,914
Mortality and expense risk charges (note 2)	(10,235)	(802)	(81,137)	(439,316)	(225,927)	(130,774)	(5,570)	(35,848)

Net investment income (loss)	2,816	282	42,036	148,013	76,710	48,069	(720)	(9,934)

Realized gain (loss) on investments	46,447	6,529	130,079	319,838	63,786	368,255	54,058	207,837
Change in unrealized gain (loss) on investments	(20,991)	(5,159)	(202,078)	929,940	550,062	(230,997)	(39,222)	(125,947)

Net gain (loss) on investments	25,456	1,370	(71,999)	1,249,778	613,848	137,258	14,836	81,890

Reinvested capital gains	3,535	822	208,005	-	-	199,356	24,374	161,802

Net increase (decrease) in contract owners' equity resulting from operations	$31,807	2,474	178,042	1,397,791	690,558	384,683	38,490	233,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2
Reinvested dividends	$-	1,258	689	11,446	98	32,421	-	3,831
Mortality and expense risk charges (note 2)	(190,704)	(529)	(274)	(4,454)	(458)	(38,329)	(976)	(2,420)

Net investment income (loss)	(190,704)	729	415	6,992	(360)	(5,908)	(976)	1,411

Realized gain (loss) on investments	-	5,377	(37)	(7,881)	607	308,952	2,403	4,943
Change in unrealized gain (loss) on investments	-	(9,526)	(3,504)	(61,543)	215	(335,115)	(13,363)	(18,811)

Net gain (loss) on investments	-	(4,149)	(3,541)	(69,424)	822	(26,163)	(10,960)	(13,868)

Reinvested capital gains	-	2,707	-	-	2,932	308,698	10,522	48,621

Net increase (decrease) in contract owners' equity resulting from operations	$(190,704)	(713)	(3,126)	(62,432)	3,394	276,627	(1,414)	36,164

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2
Reinvested dividends	$-	482	3,578	501	-	1,690	366,547	183,791
Mortality and expense risk charges (note 2)	(9,271)	(976)	(14,161)	(3,198)	(17,547)	(2,366)	(716,358)	(430,993)

Net investment income (loss)	(9,271)	(494)	(10,583)	(2,697)	(17,547)	(676)	(349,811)	(247,202)

Realized gain (loss) on investments	91,937	16,823	107,564	17,588	184,646	(83)	2,638,490	2,028,844
Change in unrealized gain (loss) on investments	(192,172)	(19,587)	(150,185)	(61,508)	(406,566)	80	(3,989,397)	(3,101,553)

Net gain (loss) on investments	(100,235)	(2,764)	(42,621)	(43,920)	(221,920)	(3)	(1,350,907)	(1,072,709)

Reinvested capital gains	112,214	7,980	113,334	44,393	223,233	-	5,338,506	4,187,339

Net increase (decrease) in contract owners' equity resulting from operations	$2,708	4,722	60,130	(2,224)	(16,234)	(679)	3,637,788	2,867,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVTIV3	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVMCSS	DVSCS
Reinvested dividends	$2,330	41,588	26,170	15,271	-	16,568	-	1,828
Mortality and expense risk charges (note 2)	(921)	(16,308)	(27,742)	(5,933)	(9,347)	(42,194)	(847)	(3,188)

Net investment income (loss)	1,409	25,280	(1,572)	9,338	(9,347)	(25,626)	(847)	(1,360)

Realized gain (loss) on investments	1,226	46,993	118,445	(34,614)	78,561	256,743	17	36,141
Change in unrealized gain (loss) on investments	(15,213)	(103,400)	63,060	(9,171)	21,398	(385,025)	6,107	(42,410)

Net gain (loss) on investments	(13,987)	(56,407)	181,505	(43,785)	99,959	(128,282)	6,124	(6,269)

Reinvested capital gains	3,838	372,342	-	-	-	408,692	-	17,363

Net increase (decrease) in contract owners' equity resulting from operations	$(8,740)	341,215	179,933	(34,447)	90,612	254,784	5,277	9,734

Investment Activity:	FCA2S	FHIBS	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP
Reinvested dividends	$16,001	193,446	-	66,935	142,592	287,738	14,411	389,527
Mortality and expense risk charges (note 2)	(9,944)	(38,988)	(1,852)	(19,227)	(44,697)	(150,415)	(22,600)	(101,873)

Net investment income (loss)	6,057	154,458	(1,852)	47,708	97,895	137,323	(8,189)	287,654

Realized gain (loss) on investments	3,919	56,067	18,964	31,188	96,241	(150,862)	154,070	(111,844)
Change in unrealized gain (loss) on investments	(211,528)	(162,622)	(26,295)	(30,086)	(96,816)	624,900	(47,067)	(164,183)

Net gain (loss) on investments	(207,609)	(106,555)	(7,331)	1,102	(575)	474,038	107,003	(276,027)

Reinvested capital gains	180,014	-	20,062	-	-	144,532	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(21,538)	47,903	10,879	48,810	97,320	755,893	98,814	11,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2	FBP	FBS
Reinvested dividends	$14,036	7,368	3,346	36,487	22,276	9,866	194,351	33,747
Mortality and expense risk charges (note 2)	(20,336)	(7,739)	(4,367)	(36,325)	(16,124)	(9,437)	(187,694)	(26,745)

Net investment income (loss)	(6,300)	(371)	(1,021)	162	6,152	429	6,657	7,002

Realized gain (loss) on investments	143,616	51,458	9,081	75,663	11,312	35,914	279,466	67,461
Change in unrealized gain (loss) on investments	(63,082)	(14,174)	11,021	(84,609)	(19,081)	(36,430)	(853,394)	(198,899)

Net gain (loss) on investments	80,534	37,284	20,102	(8,946)	(7,769)	(516)	(573,928)	(131,438)

Reinvested capital gains	1,062	597	337	124,219	75,767	44,771	1,692,680	361,346

Net increase (decrease) in contract owners' equity resulting from operations	$75,296	37,510	19,418	115,435	74,150	44,684	1,125,409	236,910

Investment Activity:	FB2	FDCA2	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2
Reinvested dividends	$21,324	3,736	827	230,705	293,424	95,288	105,001	61,494
Mortality and expense risk charges (note 2)	(18,694)	(22,001)	(2,038)	(88,725)	(130,954)	(79,311)	(69,674)	(43,951)

Net investment income (loss)	2,630	(18,265)	(1,211)	141,980	162,470	15,977	35,327	17,543

Realized gain (loss) on investments	11,802	184,199	6,976	(148,851)	(181,967)	334,616	480,602	91,169
Change in unrealized gain (loss) on investments	(90,068)	(73,487)	4,334	524,924	667,000	140,876	86,712	230,354

Net gain (loss) on investments	(78,266)	110,712	11,310	376,073	485,033	475,492	567,314	321,523

Reinvested capital gains	219,291	62,058	8,306	119,344	159,672	1,541	1,899	1,043

Net increase (decrease) in contract owners' equity resulting from operations	$143,655	154,505	18,405	637,397	807,175	493,010	604,540	340,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR
Reinvested dividends	$18,738	8,442	-	52,533	185,568	129,639	43,260	17,982
Mortality and expense risk charges (note 2)	(146,589)	(96,619)	(87,008)	(13,436)	(34,973)	(25,997)	(10,942)	(3,752)

Net investment income (loss)	(127,851)	(88,177)	(87,008)	39,097	150,595	103,642	32,318	14,230

Realized gain (loss) on investments	910,734	1,249,125	699,436	7,169	(41,294)	23,430	15,267	9,300
Change in unrealized gain (loss) on investments	211,594	(233,761)	108,447	(49,439)	(92,243)	(127,205)	(41,533)	(20,795)

Net gain (loss) on investments	1,122,328	1,015,364	807,883	(42,270)	(133,537)	(103,775)	(26,266)	(11,495)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$994,477	927,187	720,875	(3,173)	17,058	(133)	6,052	2,735

Investment Activity:	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS
Reinvested dividends	$348,855	238,372	6,933	11,030	2,688	583	108,241	21,243
Mortality and expense risk charges (note 2)	(260,837)	(138,497)	(35,258)	(68,756)	(162,874)	(72,761)	(117,168)	(17,795)

Net investment income (loss)	88,018	99,875	(28,325)	(57,726)	(160,186)	(72,178)	(8,927)	3,448

Realized gain (loss) on investments	916,813	197,168	47,945	89,192	534,974	-	(149,225)	(31,878)
Change in unrealized gain (loss) on investments	1,510,811	229,616	40,456	148,795	(41,076)	-	(665,912)	(140,420)

Net gain (loss) on investments	2,427,624	426,784	88,401	237,987	493,898	-	(815,137)	(172,298)

Reinvested capital gains	19,365	4,742	66,382	164,519	353,125	-	2,222	480

Net increase (decrease) in contract owners' equity resulting from operations	$2,535,007	531,401	126,458	344,780	686,837	(72,178)	(821,842)	(168,370)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2
Reinvested dividends	$17,593	17,978	4,020	4,861	1,217	2,841	3	-
Mortality and expense risk charges (note 2)	(17,913)	(19,403)	(3,890)	(4,883)	(1,453)	(2,138)	(365)	(6,043)

Net investment income (loss)	(320)	(1,425)	130	(22)	(236)	703	(362)	(6,043)

Realized gain (loss) on investments	(22,253)	176,705	27,658	6,144	44,430	988	1,680	19,173
Change in unrealized gain (loss) on investments	(137,191)	(362,367)	(60,952)	18,216	(37,496)	11,220	3,212	45,671

Net gain (loss) on investments	(159,444)	(185,662)	(33,294)	24,360	6,934	12,208	4,892	64,844

Reinvested capital gains	443	439	93	17,399	-	8,771	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(159,321)	(186,648)	(33,071)	41,737	6,698	21,682	4,530	58,801

Investment Activity:	FTVRDI	TIF	FTVFA2	AMSRS	OVGS	OVGSS	OVGIS	OVSC
Reinvested dividends	$17,636	3,341	14,910	827	3,780	36,949	28,132	3,847
Mortality and expense risk charges (note 2)	(12,547)	(1,730)	(6,385)	(2,665)	(2,402)	(41,069)	(55,929)	(4,690)

Net investment income (loss)	5,089	1,611	8,525	(1,838)	1,378	(4,120)	(27,797)	(843)

Realized gain (loss) on investments	45,255	(3,223)	978	31,854	7,254	74,577	208,938	26,937
Change in unrealized gain (loss) on investments	12,920	(16,267)	(3,681)	(8,929)	(17,858)	(216,508)	140,929	(43,654)

Net gain (loss) on investments	58,175	(19,490)	(2,703)	22,925	(10,604)	(141,931)	349,867	(16,717)

Reinvested capital gains	21,858	-	455	-	15,422	194,410	98,905	61,809

Net increase (decrease) in contract owners' equity resulting from operations	$85,122	(17,879)	6,277	21,087	6,196	48,359	420,975	44,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVGIB	PVTIGB
Reinvested dividends	$3,431	9,108	207,655	8,755	12,426	1,905	1,701	1,097
Mortality and expense risk charges (note 2)	(6,449)	(2,421)	(58,614)	(5,585)	(13,198)	(519)	(1,391)	(1,240)

Net investment income (loss)	(3,018)	6,687	149,041	3,170	(772)	1,386	310	(143)

Realized gain (loss) on investments	47,451	(744)	22,269	(40,629)	4,643	(17)	9,935	(53)
Change in unrealized gain (loss) on investments	(70,487)	(2,114)	(92,790)	56,519	(7,241)	(7,236)	1,873	(8,124)

Net gain (loss) on investments	(23,036)	(2,858)	(70,521)	15,890	(2,598)	(7,253)	11,808	(8,177)

Reinvested capital gains	76,159	-	-	747	-	1,257	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$50,105	3,829	78,520	19,807	(3,370)	(4,610)	12,118	(8,320)

Investment Activity:	PVTSCB	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI
Reinvested dividends	$414	6,624	-	52,563	1,184	4,923	2,420	54
Mortality and expense risk charges (note 2)	(745)	(9,440)	(26,115)	(55,691)	(1,690)	(8,972)	(2,069)	(1,672)

Net investment income (loss)	(331)	(2,816)	(26,115)	(3,128)	(506)	(4,049)	351	(1,618)

Realized gain (loss) on investments	9,399	82,739	160,354	143,070	51,379	93,864	56,102	11,125
Change in unrealized gain (loss) on investments	(28,480)	(36,261)	9,839	225,821	(40,410)	(42,842)	(58,677)	(19,563)

Net gain (loss) on investments	(19,081)	46,478	170,193	368,891	10,969	51,022	(2,575)	(8,438)

Reinvested capital gains	20,478	16,997	-	-	661	3,504	-	15,544

Net increase (decrease) in contract owners' equity resulting from operations	$1,066	60,659	144,078	365,763	11,124	50,477	(2,224)	5,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VWHAS	VWHA	WRASP	WFVSCG	OVGS3	OVGS4	HIBF3	GEM6
Reinvested dividends	$-	400	8,504	-	-	-	4,811	7,149
Mortality and expense risk charges (note 2)	(3,612)	(4,744)	(19,817)	(4,044)	(1,161)	(9,263)	(791)	(6,616)

Net investment income (loss)	(3,612)	(4,344)	(11,313)	(4,044)	(1,161)	(9,263)	4,020	533

Realized gain (loss) on investments	24,622	686	232,955	6,371	126,784	1,005,923	(3,138)	(17,768)
Change in unrealized gain (loss) on investments	(119,156)	(83,183)	(559,864)	(20,245)	(126,108)	(1,004,334)	5,409	(49,816)

Net gain (loss) on investments	(94,534)	(82,497)	(326,909)	(13,874)	676	1,589	2,271	(67,584)

Reinvested capital gains	-	-	225,410	30,246	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(98,146)	(86,841)	(112,812)	12,328	(485)	(7,674)	6,291	(67,051)

Investment Activity:	GVDIV3	GVDIV6

Reinvested dividends	$1,012	13,842
Mortality and expense risk charges (note 2)	(147)	(1,987)

Net investment income (loss)	865	11,855

Realized gain (loss) on investments	4,790	85,860
Change in unrealized gain (loss) on investments	(6,081)	(103,406)

Net gain (loss) on investments	(1,291)	(17,546)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(426)	(5,691)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		MLVGA3		DSIF		DSIFS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$686,833	1,162,279	23,662	(4,236)	4,179	5,657	7,802	8,917
Realized gain (loss) on investments	18,390,347	13,358,499	26,588	117,781	60,179	111,621	242,338	263,031
Change in unrealized gain (loss) on investments	(12,028,773)	77,133,130	(224,959)	94,607	1,029	83,788	(63,355)	198,493
Reinvested capital gains	17,647,404	8,121,614	188,481	89,595	8,270	8,860	23,286	20,411

Net increase (decrease) in contract owners’ equity resulting from operations	24,695,811	99,775,522	13,772	297,747	73,657	209,926	210,071	490,852

Equity transactions:
Purchase payments received from contract owners (note 3)	8,101,925	8,605,393	16,238	12,520	11,233	6,874	84,664	58,521
Transfers between funds	-	-	157,303	(53,149)	(30,105)	(5,649)	(185,153)	285,519
Redemptions (note 3)	(80,692,432)	(95,841,396)	(199,461)	(360,784)	(121,295)	(252,114)	(359,002)	(489,394)
Annuity benefits	(129,307)	(111,899)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(29,080)	(32,069)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(32,545)	(24,199)	(49)	(76)	(6)	-	(215)	(188)
Adjustments to maintain reserves	11,203	14,617	(54)	(100)	39	(40)	(67)	(87)

Net equity transactions	(72,770,236)	(87,389,553)	(26,023)	(401,589)	(140,134)	(250,929)	(459,773)	(145,629)

Net change in contract owners’ equity	(48,074,425)	12,385,969	(12,251)	(103,842)	(66,477)	(41,003)	(249,702)	345,223
Contract owners’ equity beginning of period	520,219,801	507,833,832	2,183,074	2,286,916	707,651	748,654	2,029,663	1,684,440

Contract owners’ equity end of period	$472,145,376	520,219,801	2,170,823	2,183,074	641,174	707,651	1,779,961	2,029,663

CHANGES IN UNITS:
Beginning units	28,470,817	33,696,518	142,150	168,317	36,717	50,707	95,774	104,351
Units purchased	2,359,730	2,525,158	13,452	69,690	691	1,882	12,658	24,498
Units redeemed	(6,301,996)	(7,750,859)	(15,263)	(95,857)	(7,770)	(15,872)	(33,537)	(33,075)

Ending units	24,528,551	28,470,817	140,339	142,150	29,638	36,717	74,895	95,774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSRG		ETVFR		IVKMG1		IVKMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(10)	216	156	-	(205)	(162)	(1,313)	(904)
Realized gain (loss) on investments	4,088	10,554	(373)	-	3,430	547	14,160	3,626
Change in unrealized gain (loss) on investments	198	16,317	-	-	(2,376)	7,290	(5,210)	27,425
Reinvested capital gains	6,397	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,673	27,087	(217)	-	849	7,675	7,637	30,147

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	12,266	-
Transfers between funds	(2,986)	(1,986)	48,416	-	3,501	-	(3,976)	34
Redemptions (note 3)	(5,290)	(23,810)	(28,536)	-	(13,434)	(8,231)	(14,077)	(27,193)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	8	(4)	-	(6)	(9)	6	(46)

Net equity transactions	(8,269)	(25,788)	19,876	-	(9,939)	(8,240)	(5,781)	(27,205)

Net change in contract owners’ equity	2,404	1,299	19,659	-	(9,090)	(565)	1,856	2,942
Contract owners’ equity beginning of period	90,206	88,907	-	-	26,827	27,392	106,042	103,100

Contract owners’ equity end of period	$92,610	90,206	19,659	-	17,737	26,827	107,898	106,042

CHANGES IN UNITS:
Beginning units	5,119	6,697	-	-	2,029	2,807	8,055	10,573
Units purchased	-	-	4,865	-	251	-	3,397	546
Units redeemed	(434)	(1,578)	(2,883)	-	(1,025)	(778)	(3,758)	(3,064)

Ending units	4,685	5,119	1,982	-	1,255	2,029	7,694	8,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	LZREMS		MIGSC		MMCGSC		MNDSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,055	-	(12,682)	(11,316)	(18,880)	(19,494)	(21,159)	(22,952)
Realized gain (loss) on investments	(45)	-	67,869	101,107	100,865	14,067	87,574	112,940
Change in unrealized gain (loss) on investments	(16,799)	-	(207)	237,783	(147,455)	495,204	(637,799)	548,208
Reinvested capital gains	961	-	79,660	45,052	169,793	6,342	370,049	17,287

Net increase (decrease) in contract owners’ equity resulting from operations	(14,828)	-	134,640	372,626	104,323	496,119	(201,335)	655,483

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	4,260	4,354	23,294	26,650	25,404	63,964
Transfers between funds	119,265	-	(7,620)	15,727	(12,186)	(16,500)	(284,114)	75,702
Redemptions (note 3)	(247)	-	(211,815)	(353,101)	(325,909)	(229,777)	(376,764)	(229,248)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(70)	-	(32)	(8)	(54)
Adjustments to maintain reserves	1	-	(68)	(114)	(124)	(149)	(74)	(129)

Net equity transactions	119,019	-	(215,243)	(333,204)	(314,925)	(219,808)	(635,556)	(89,765)

Net change in contract owners’ equity	104,191	-	(80,603)	39,422	(210,602)	276,311	(836,891)	565,718
Contract owners’ equity beginning of period	-	-	1,528,763	1,489,341	1,783,856	1,507,545	2,287,169	1,721,451

Contract owners’ equity end of period	$104,191	-	1,448,160	1,528,763	1,573,254	1,783,856	1,450,278	2,287,169

CHANGES IN UNITS:
Beginning units	-	-	93,353	117,108	134,673	154,064	102,483	107,570
Units purchased	11,049	-	492	2,767	3,289	4,321	2,120	13,454
Units redeemed	(24)	-	(13,222)	(26,522)	(27,339)	(23,712)	(33,725)	(18,541)

Ending units	11,025	-	80,623	93,353	110,623	134,673	70,878	102,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVFSC		MVIVSC		MSVF2		NVAMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,842	(5,909)	7,437	818	6,052	7,809	2,558	2,030
Realized gain (loss) on investments	352,596	247,742	48,877	26,748	(1,665)	22,457	10,400	1,616
Change in unrealized gain (loss) on investments	(207,630)	583,142	(52,742)	81,663	15,693	(34,974)	(13,863)	20,270
Reinvested capital gains	85,556	8,655	-	-	-	-	34,848	2,474

Net increase (decrease) in contract owners’ equity resulting from operations	233,364	833,630	3,572	109,229	20,080	(4,708)	33,943	26,390

Equity transactions:
Purchase payments received from contract owners (note 3)	8,991	39,628	251,769	2,620	36,395	48,335	-	-
Transfers between funds	(11,189)	846	106,404	350,395	28,174	305,320	21,121	244,316
Redemptions (note 3)	(453,813)	(625,843)	(120,915)	(68,432)	(82,842)	(391,537)	(20,135)	(4,267)
Annuity benefits	(3,871)	(313)	-	-	(2,161)	(176)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(349)	(19)	-	-	(23)	-	-
Adjustments to maintain reserves	(107)	(163)	(53)	(25)	(36)	(63)	(45)	(6)

Net equity transactions	(459,989)	(586,194)	237,186	284,558	(20,470)	(38,144)	941	240,043

Net change in contract owners’ equity	(226,625)	247,436	240,758	393,787	(390)	(42,852)	34,884	266,433
Contract owners’ equity beginning of period	2,936,778	2,689,342	734,361	340,574	323,624	366,476	299,895	33,462

Contract owners’ equity end of period	$2,710,153	2,936,778	975,119	734,361	323,234	323,624	334,779	299,895

CHANGES IN UNITS:
Beginning units	136,730	169,504	48,519	28,442	23,731	28,028	14,663	2,136
Units purchased	7,477	7,656	26,753	29,747	12,565	26,884	2,583	12,829
Units redeemed	(28,491)	(40,430)	(10,545)	(9,670)	(13,975)	(31,181)	(2,598)	(302)

Ending units	115,716	136,730	64,727	48,519	22,321	23,731	14,648	14,663

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,990)	8,145	306	7,688	(6,802)	(13,090)	(17,439)	(20,021)
Realized gain (loss) on investments	467,196	290,807	19,019	44,885	113,386	124,478	237,577	91,801
Change in unrealized gain (loss) on investments	(293,365)	571,203	14,161	(108,314)	(96,893)	346,902	(38,880)	607,501
Reinvested capital gains	6,589	1,044	8,788	397	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	173,430	871,199	42,274	(55,344)	9,691	458,290	181,258	679,281

Equity transactions:
Purchase payments received from contract owners (note 3)	45,714	46,866	679	365	(1)	720	(2)	3,680
Transfers between funds	123,842	209,596	(11,180)	(174,029)	(24,995)	(1,609)	(109,849)	(19,222)
Redemptions (note 3)	(906,522)	(586,254)	(255,514)	(286,363)	(191,916)	(296,129)	(384,160)	(172,769)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(207)	(259)	-	(79)	-	(20)	-	(189)
Adjustments to maintain reserves	(96)	(77)	(65)	(87)	(66)	(79)	(73)	(69)

Net equity transactions	(737,269)	(330,128)	(266,080)	(460,193)	(216,978)	(297,117)	(494,084)	(188,569)

Net change in contract owners’ equity	(563,839)	541,071	(223,806)	(515,537)	(207,287)	161,173	(312,826)	490,712
Contract owners’ equity beginning of period	4,663,034	4,121,963	1,226,093	1,741,630	1,986,456	1,825,283	3,005,839	2,515,127

Contract owners’ equity end of period	$4,099,195	4,663,034	1,002,287	1,226,093	1,779,169	1,986,456	2,693,013	3,005,839

CHANGES IN UNITS:
Beginning units	323,074	349,039	106,248	145,295	126,264	147,651	211,865	227,329
Units purchased	13,347	23,242	2,525	2,405	5,949	3,048	480	2,229
Units redeemed	(63,133)	(49,207)	(24,909)	(41,452)	(19,812)	(24,435)	(34,713)	(17,693)

Ending units	273,288	323,074	83,864	106,248	112,401	126,264	177,632	211,865

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGI2		HIBF		GEM2		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,168)	(93)	6,618	-	2,019	(410)	5,165	(907)
Realized gain (loss) on investments	53,886	49,407	(1,184)	-	26,171	2,498	662	135
Change in unrealized gain (loss) on investments	12,956	172,796	(8,444)	-	(85,377)	(4,513)	(9,420)	24,101
Reinvested capital gains	7,636	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,310	222,110	(3,010)	-	(57,187)	(2,425)	(3,593)	23,329

Equity transactions:
Purchase payments received from contract owners (note 3)	365	365	-	-	10,035	-	-	-
Transfers between funds	(34,266)	109,638	194,614	-	1,712,898	-	23,884	7,546
Redemptions (note 3)	(78,746)	(129,199)	(9,039)	-	(334,217)	(43,546)	(3,416)	(3,739)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(8)	-	-	(30)	-	-	-
Adjustments to maintain reserves	(20)	(59)	(18)	-	(123)	(66)	(16)	(30)

Net equity transactions	(112,667)	(19,263)	185,557	-	1,388,563	(43,612)	20,452	3,777

Net change in contract owners’ equity	(40,357)	202,847	182,547	-	1,331,376	(46,037)	16,859	27,106
Contract owners’ equity beginning of period	873,349	670,502	-	-	308,668	354,705	166,397	139,291

Contract owners’ equity end of period	$832,992	873,349	182,547	-	1,640,044	308,668	183,256	166,397

CHANGES IN UNITS:
Beginning units	69,286	69,933	-	-	11,457	13,083	18,072	17,583
Units purchased	1,242	11,166	21,930	-	70,576	-	2,603	1,058
Units redeemed	(9,905)	(11,813)	(3,404)	-	(16,170)	(1,626)	(400)	(569)

Ending units	60,623	69,286	18,526	-	65,863	11,457	20,275	18,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(288)	228	(5)	(3)	138	(106)	9,844	(163)
Realized gain (loss) on investments	3,969	6,522	25	12	8,931	2,344	10,004	99
Change in unrealized gain (loss) on investments	(14,202)	11,195	575	1,343	(4,355)	6,089	(36,094)	34,519
Reinvested capital gains	12,828	4,849	-	-	-	-	51,211	2,777

Net increase (decrease) in contract owners’ equity resulting from operations	2,307	22,794	595	1,352	4,714	8,327	34,965	37,232

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,000	-	-	-	-
Transfers between funds	(48,214)	91,466	-	-	25,073	11,304	60	961,134
Redemptions (note 3)	(886)	(3,949)	-	-	(31,348)	(1,287)	(37,483)	(2,651)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	(3)	(2)	(1)	(7)	(12)	1	(5)

Net equity transactions	(49,105)	87,514	(2)	1,999	(6,282)	10,005	(37,422)	958,478

Net change in contract owners’ equity	(46,798)	110,308	593	3,351	(1,568)	18,332	(2,457)	995,710
Contract owners’ equity beginning of period	128,493	18,185	6,316	2,965	33,022	14,690	1,100,352	104,642

Contract owners’ equity end of period	$81,695	128,493	6,909	6,316	31,454	33,022	1,097,895	1,100,352

CHANGES IN UNITS:
Beginning units	10,248	2,062	447	288	2,346	1,429	87,629	10,678
Units purchased	60	12,625	-	159	1,971	1,846	495	77,203
Units redeemed	(4,192)	(4,439)	-	-	(2,273)	(929)	(3,548)	(252)

Ending units	6,116	10,248	447	447	2,044	2,346	84,576	87,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,905	2,874	8,503	2,269	4,142	3,016	25,507	12,937
Realized gain (loss) on investments	26,620	80,055	26,476	8,251	9,252	17,833	159,793	198,735
Change in unrealized gain (loss) on investments	(33,723)	42,068	(35,544)	80,512	(14,206)	(10,573)	(161,081)	153,391
Reinvested capital gains	23,556	25,966	20,905	16,917	13,423	9,349	50,864	72,984

Net increase (decrease) in contract owners’ equity resulting from operations	27,358	150,963	20,340	107,949	12,611	19,625	75,083	438,047

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	183	944	10,845	97,228	11,908
Transfers between funds	109,598	23,805	57,873	(5,830)	(93,622)	241,286	(2,514)	572,514
Redemptions (note 3)	(211,962)	(486,057)	(69,885)	(13,395)	(60,775)	(257,781)	(790,531)	(876,929)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(162)
Adjustments to maintain reserves	(33)	2	(12)	(27)	(23)	(14)	(36)	(65)

Net equity transactions	(102,397)	(462,250)	(12,024)	(19,069)	(153,476)	(5,664)	(695,853)	(292,734)

Net change in contract owners’ equity	(75,039)	(311,287)	8,316	88,880	(140,865)	13,961	(620,770)	145,313
Contract owners’ equity beginning of period	1,000,844	1,312,131	640,054	551,174	581,652	567,691	2,780,738	2,635,425

Contract owners’ equity end of period	$925,805	1,000,844	648,370	640,054	440,787	581,652	2,159,968	2,780,738

CHANGES IN UNITS:
Beginning units	80,386	119,404	50,767	52,398	48,967	49,725	221,127	243,547
Units purchased	8,586	2,113	4,366	15	2,702	23,622	14,653	59,185
Units redeemed	(16,943)	(41,131)	(5,551)	(1,646)	(15,294)	(24,380)	(69,170)	(81,605)

Ending units	72,029	80,386	49,582	50,767	36,375	48,967	166,610	221,127

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,050	(292)	15,034	3,611	30	281	7,995	4,512
Realized gain (loss) on investments	12,581	52,442	15,830	65,877	(254)	1,384	2,591	6,742
Change in unrealized gain (loss) on investments	(21,643)	166	(27,724)	41,799	1,084	(2,834)	3,176	(31,928)
Reinvested capital gains	13,337	6,902	29,975	31,563	-	313	-	4,813

Net increase (decrease) in contract owners’ equity resulting from operations	6,325	59,218	33,115	142,850	860	(856)	13,762	(15,861)

Equity transactions:
Purchase payments received from contract owners (note 3)	3	23,777	526	8,371	457	440	60,795	-
Transfers between funds	8,625	(19,659)	213,517	(4,329)	(3,780)	(32,685)	169,861	(90,964)
Redemptions (note 3)	(28,650)	(438,894)	(147,724)	(563,343)	(14,170)	(6,232)	(151,489)	(69,671)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(377)	-	(10)	(559)	-	-	(22)	-
Adjustments to maintain reserves	-	(1)	(21)	1	(10)	1	(14)	(28)

Net equity transactions	(20,399)	(434,777)	66,288	(559,859)	(17,503)	(38,476)	79,131	(160,663)

Net change in contract owners’ equity	(14,074)	(375,559)	99,403	(417,009)	(16,643)	(39,332)	92,893	(176,524)
Contract owners’ equity beginning of period	176,480	552,039	1,154,374	1,571,383	23,479	62,811	395,943	572,467

Contract owners’ equity end of period	$162,406	176,480	1,253,777	1,154,374	6,836	23,479	488,836	395,943

CHANGES IN UNITS:
Beginning units	13,959	53,785	94,032	140,692	1,919	4,978	32,681	45,792
Units purchased	703	2,201	16,820	763	36	473	24,541	2,986
Units redeemed	(2,238)	(42,027)	(11,724)	(47,423)	(1,417)	(3,532)	(18,318)	(16,097)

Ending units	12,424	13,959	99,128	94,032	538	1,919	38,904	32,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCP2		TRF2		GBF		GVIDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,818	3,194	(286)	(344)	54,794	58,298	16,109	7,531
Realized gain (loss) on investments	1,861	1,801	22,246	15,858	(131,089)	(76,613)	393,920	493,211
Change in unrealized gain (loss) on investments	15,393	(37,192)	(14,269)	13,510	299,171	(486,451)	(248,956)	692,005
Reinvested capital gains	-	12,383	-	-	-	88,247	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,072	(19,814)	7,691	29,024	222,876	(416,519)	161,073	1,192,747

Equity transactions:
Purchase payments received from contract owners (note 3)	-	60,000	183	183	70,149	104,390	15,313	511,415
Transfers between funds	(36,426)	12,557	(1,678)	(301)	208,253	(48,104)	384,800	(957,013)
Redemptions (note 3)	(38,432)	(83,020)	(46,139)	(40,902)	(1,271,414)	(1,253,355)	(1,163,128)	(1,814,314)
Annuity benefits	-	-	-	-	(2,264)	(189)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(44)	-	-	-	(90)	(343)	(741)	(14)
Adjustments to maintain reserves	(31)	(41)	(10)	(12)	(206)	(239)	(142)	(118)

Net equity transactions	(74,933)	(10,504)	(47,644)	(41,032)	(995,572)	(1,197,840)	(763,898)	(2,260,044)

Net change in contract owners’ equity	(52,861)	(30,318)	(39,953)	(12,008)	(772,696)	(1,614,359)	(602,825)	(1,067,297)
Contract owners’ equity beginning of period	596,945	627,263	103,859	115,867	6,884,679	8,499,038	4,721,809	5,789,106

Contract owners’ equity end of period	$544,084	596,945	63,906	103,859	6,111,983	6,884,679	4,118,984	4,721,809

CHANGES IN UNITS:
Beginning units	45,737	46,546	7,959	11,407	482,678	567,012	247,650	381,495
Units purchased	3,885	10,122	12	15	37,604	40,882	23,602	44,161
Units redeemed	(9,422)	(10,931)	(3,593)	(3,463)	(105,861)	(125,216)	(62,375)	(178,006)

Ending units	40,200	45,737	4,378	7,959	414,421	482,678	208,877	247,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,816	4,603	282	457	42,036	29,455	148,013	155,886
Realized gain (loss) on investments	46,447	14,962	6,529	1,160	130,079	407,495	319,838	(230,599)
Change in unrealized gain (loss) on investments	(20,991)	67,957	(5,159)	10,625	(202,078)	(264,296)	929,940	5,562,362
Reinvested capital gains	3,535	7,676	822	1,242	208,005	107,576	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,807	95,198	2,474	13,484	178,042	280,230	1,397,791	5,487,649

Equity transactions:
Purchase payments received from contract owners (note 3)	49,872	4,627	600	250	48,659	16,182	272,504	157,327
Transfers between funds	(39,129)	94,740	-	6,335	200,129	(158,155)	(626,928)	32,608
Redemptions (note 3)	(184,237)	(67,354)	(34,099)	(4,861)	(740,753)	(2,387,331)	(5,363,562)	(5,915,569)
Annuity benefits	-	-	-	-	(35,923)	(35,862)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(72)	(316)	(753)	(1,865)
Adjustments to maintain reserves	(2)	(40)	(2)	3	9,071	9,022	(285)	(127)

Net equity transactions	(173,496)	31,973	(33,501)	1,727	(518,889)	(2,556,460)	(5,719,024)	(5,727,626)

Net change in contract owners’ equity	(141,689)	127,171	(31,027)	15,211	(340,847)	(2,276,230)	(4,321,233)	(239,977)
Contract owners’ equity beginning of period	893,501	766,330	90,958	75,747	7,065,435	9,341,665	38,487,468	38,727,445

Contract owners’ equity end of period	$751,812	893,501	59,931	90,958	6,724,588	7,065,435	34,166,235	38,487,468

CHANGES IN UNITS:
Beginning units	58,907	56,679	5,309	5,217	494,068	682,003	2,268,124	2,626,392
Units purchased	4,582	7,858	34	406	25,823	15,815	27,786	56,920
Units redeemed	(15,688)	(5,630)	(2,005)	(314)	(60,782)	(203,750)	(357,700)	(415,188)

Ending units	47,801	58,907	3,338	5,309	459,109	494,068	1,938,210	2,268,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		MCIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$76,710	79,365	48,069	57,005	(720)	150	(9,934)	(7,562)
Realized gain (loss) on investments	63,786	(308,386)	368,255	40,863	54,058	42,264	207,837	99,386
Change in unrealized gain (loss) on investments	550,062	3,745,021	(230,997)	832,706	(39,222)	77,405	(125,947)	651,282
Reinvested capital gains	-	-	199,356	149,511	24,374	13,045	161,802	74,305

Net increase (decrease) in contract owners’ equity resulting from operations	690,558	3,516,000	384,683	1,080,085	38,490	132,864	233,758	817,411

Equity transactions:
Purchase payments received from contract owners (note 3)	100,072	54,781	141,897	114,439	5,599	11,317	30,889	60,319
Transfers between funds	(40,946)	(151,729)	(417,762)	(126,028)	(32,790)	36,118	(122,109)	(12,493)
Redemptions (note 3)	(2,426,039)	(2,108,580)	(2,266,776)	(1,662,271)	(78,785)	(73,351)	(421,124)	(599,419)
Annuity benefits	-	-	(46,140)	(44,743)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(368)	(336)	(627)	(838)	(16)	-	(23)	(79)
Adjustments to maintain reserves	(174)	(199)	11,714	11,643	4	(43)	(212)	(62)

Net equity transactions	(2,367,455)	(2,206,063)	(2,577,694)	(1,707,798)	(105,988)	(25,959)	(512,579)	(551,734)

Net change in contract owners’ equity	(1,676,897)	1,309,937	(2,193,011)	(627,713)	(67,498)	106,905	(278,821)	265,677
Contract owners’ equity beginning of period	19,345,239	18,035,302	11,985,607	12,613,320	539,951	433,046	3,125,081	2,859,404

Contract owners’ equity end of period	$17,668,342	19,345,239	9,792,596	11,985,607	472,453	539,951	2,846,260	3,125,081

CHANGES IN UNITS:
Beginning units	1,055,764	1,190,812	748,885	859,822	21,369	22,520	133,184	159,612
Units purchased	17,888	26,451	11,558	14,823	231	2,787	5,907	5,596
Units redeemed	(142,558)	(161,499)	(168,566)	(125,760)	(4,346)	(3,938)	(26,507)	(32,024)

Ending units	931,094	1,055,764	591,877	748,885	17,254	21,369	112,584	133,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM		NVMIG6		GVDIVI		GVDIV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(190,704)	(217,606)	729	52	415	-	6,992	-
Realized gain (loss) on investments	-	-	5,377	1,580	(37)	-	(7,881)	-
Change in unrealized gain (loss) on investments	-	-	(9,526)	7,364	(3,504)	-	(61,543)	-
Reinvested capital gains	-	-	2,707	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(190,704)	(217,606)	(713)	8,996	(3,126)	-	(62,432)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,143,563	2,122,214	1,877	-	-	-	2,400	-
Transfers between funds	3,771,311	5,521,195	7,311	43,561	42,156	-	618,821	-
Redemptions (note 3)	(10,255,135)	(9,698,701)	(46,489)	(12,953)	(9,150)	-	(63,120)	-
Annuity benefits	(3,207)	(3,352)	-	-	-	-	(1,009)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(232)	(3,197)	-	-	-	-	-	-
Adjustments to maintain reserves	555	691	(7)	(11)	(6)	-	(196)	-

Net equity transactions	(3,343,145)	(2,061,150)	(37,308)	30,597	33,000	-	556,896	-

Net change in contract owners’ equity	(3,533,849)	(2,278,756)	(38,021)	39,593	29,874	-	494,464	-
Contract owners’ equity beginning of period	20,389,253	22,668,009	58,252	18,659	-	-	-	-

Contract owners’ equity end of period	$16,855,404	20,389,253	20,231	58,252	29,874	-	494,464	-

CHANGES IN UNITS:
Beginning units	1,965,186	2,162,305	5,153	1,979	-	-	-	-
Units purchased	881,033	974,326	1,026	4,471	4,215	-	65,237	-
Units redeemed	(1,205,172)	(1,171,445)	(4,332)	(1,297)	(910)	-	(11,594)	-

Ending units	1,641,047	1,965,186	1,847	5,153	3,305	-	53,643	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV2		NVMMG2		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(360)	(162)	(5,908)	(1,248)	(976)	(1,624)	1,411	425
Realized gain (loss) on investments	607	3,418	308,952	173,631	2,403	18,009	4,943	15,289
Change in unrealized gain (loss) on investments	215	3,132	(335,115)	601,299	(13,363)	16,737	(18,811)	21,546
Reinvested capital gains	2,932	2,062	308,698	163,346	10,522	10,707	48,621	7,675

Net increase (decrease) in contract owners’ equity resulting from operations	3,394	8,450	276,627	937,028	(1,414)	43,829	36,164	44,935

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	61,159	31,648	-	-	-	-
Transfers between funds	(1,967)	21,989	(197,248)	248,246	(40,154)	(3,462)	84,456	41,644
Redemptions (note 3)	(5,210)	(5,097)	(580,548)	(517,839)	(5,868)	(96,372)	(11,720)	(28,436)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(102)	-	(28)	(35)	-
Adjustments to maintain reserves	(31)	8	(156)	(163)	(13)	(10)	(4)	(14)

Net equity transactions	(7,208)	16,900	(716,793)	(238,210)	(46,035)	(99,872)	72,697	13,194

Net change in contract owners’ equity	(3,814)	25,350	(440,166)	698,818	(47,449)	(56,043)	108,861	58,129
Contract owners’ equity beginning of period	44,975	19,625	3,637,106	2,938,288	88,642	144,685	200,241	142,112

Contract owners’ equity end of period	$41,161	44,975	3,196,940	3,637,106	41,193	88,642	309,102	200,241

CHANGES IN UNITS:
Beginning units	3,341	1,938	286,062	308,304	6,268	13,885	13,100	12,485
Units purchased	222	4,225	8,266	26,334	1,387	2,137	5,300	5,776
Units redeemed	(754)	(2,822)	(63,790)	(48,576)	(4,862)	(9,754)	(941)	(5,161)

Ending units	2,809	3,341	230,538	286,062	2,793	6,268	17,459	13,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(9,271)	(9,796)	(494)	(136)	(10,583)	(6,979)	(2,697)	(3,961)
Realized gain (loss) on investments	91,937	43,030	16,823	8,659	107,564	117,686	17,588	25,699
Change in unrealized gain (loss) on investments	(192,172)	222,030	(19,587)	19,191	(150,185)	287,801	(61,508)	121,895
Reinvested capital gains	112,214	43,652	7,980	-	113,334	-	44,393	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,708	298,916	4,722	27,714	60,130	398,508	(2,224)	143,633

Equity transactions:
Purchase payments received from contract owners (note 3)	4,564	4,005	-	-	15,152	14,014	313	5,383
Transfers between funds	(31,837)	34,722	(9,860)	21,538	(63,121)	(22,236)	1,305	(4,284)
Redemptions (note 3)	(130,641)	(260,791)	(18,188)	(8,301)	(128,321)	(258,678)	(37,854)	(216,793)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(25)	-	(6)	(174)	(21)	-	-
Adjustments to maintain reserves	(37)	(111)	(9)	(8)	(12)	(123)	13	(31)

Net equity transactions	(157,951)	(222,200)	(28,057)	13,223	(176,476)	(267,044)	(36,223)	(215,725)

Net change in contract owners’ equity	(155,243)	76,716	(23,335)	40,937	(116,346)	131,464	(38,447)	(72,092)
Contract owners’ equity beginning of period	901,613	824,897	111,074	70,137	1,282,510	1,151,046	331,302	403,394

Contract owners’ equity end of period	$746,370	901,613	87,739	111,074	1,166,164	1,282,510	292,855	331,302

CHANGES IN UNITS:
Beginning units	56,748	73,482	4,524	3,962	58,522	72,656	13,077	22,240
Units purchased	2,090	3,405	37	1,258	1,155	4,687	87	237
Units redeemed	(12,414)	(20,139)	(1,187)	(696)	(9,171)	(18,821)	(1,596)	(9,400)

Ending units	46,424	56,748	3,374	4,524	50,506	58,522	11,568	13,077

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		NVSTB2		NVOLG1		NVOLG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(17,547)	(17,184)	(676)	301	(349,811)	(303,177)	(247,202)	(222,230)
Realized gain (loss) on investments	184,646	125,208	(83)	216	2,638,490	1,986,642	2,028,844	2,103,450
Change in unrealized gain (loss) on investments	(406,566)	420,022	80	(3,417)	(3,989,397)	13,188,832	(3,101,553)	9,923,886
Reinvested capital gains	223,233	-	-	235	5,338,506	-	4,187,339	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,234)	528,046	(679)	(2,665)	3,637,788	14,872,297	2,867,428	11,805,106

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152	24,993	-	5,112	275,653	492,925	440,397	611,779
Transfers between funds	(237,009)	(90,395)	(40,610)	80,668	(1,024,553)	(1,011,214)	(511,429)	(1,373,470)
Redemptions (note 3)	(198,566)	(281,763)	(72,774)	(54,189)	(5,711,843)	(6,639,262)	(4,922,920)	(6,647,996)
Annuity benefits	(1,133)	(96)	-	-	(15,848)	(9,942)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(12,401)	(13,298)	-	-
Contingent deferred sales charges (note 2)	(7)	-	-	(95)	(3,566)	(1,607)	(351)	(2,594)
Adjustments to maintain reserves	(400)	235	(24)	13	4,463	570	(5,721)	524

Net equity transactions	(435,963)	(347,026)	(113,408)	31,509	(6,488,095)	(7,181,828)	(5,000,024)	(7,411,757)

Net change in contract owners’ equity	(452,197)	181,020	(114,087)	28,844	(2,850,307)	7,690,469	(2,132,596)	4,393,349
Contract owners’ equity beginning of period	1,743,384	1,562,364	288,374	259,530	53,892,094	46,201,625	41,995,383	37,602,034

Contract owners’ equity end of period	$1,291,187	1,743,384	174,287	288,374	51,041,787	53,892,094	39,862,787	41,995,383

CHANGES IN UNITS:
Beginning units	69,761	87,173	26,766	23,857	2,543,792	2,940,828	1,981,457	2,393,758
Units purchased	416	1,630	-	8,566	17,792	35,025	31,415	50,304
Units redeemed	(18,468)	(19,042)	(10,488)	(5,657)	(316,912)	(432,061)	(262,397)	(462,605)

Ending units	51,709	69,761	16,278	26,766	2,244,672	2,543,792	1,750,475	1,981,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVTIV3		NVRE2		ALVGIB		ALVIVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,409	895	25,280	943	(1,572)	(671)	9,338	21,875
Realized gain (loss) on investments	1,226	861	46,993	133,551	118,445	26,270	(34,614)	(71,051)
Change in unrealized gain (loss) on investments	(15,213)	11,996	(103,400)	(213,038)	63,060	644,915	(9,171)	151,010
Reinvested capital gains	3,838	910	372,342	106,683	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,740)	14,662	341,215	28,139	179,933	670,514	(34,447)	101,834

Equity transactions:
Purchase payments received from contract owners (note 3)	1,877	-	64,147	28,726	13,656	11,028	-	-
Transfers between funds	(17,270)	60,056	179,193	(123,334)	(123,961)	(18,006)	-	(39,845)
Redemptions (note 3)	(40,483)	(5,837)	(190,157)	(208,295)	(242,422)	(296,909)	(41,412)	(103,889)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(74)	(208)	(8)	(93)	(1)	(16)
Adjustments to maintain reserves	-	(48)	(76)	(90)	(60)	(137)	11	(118)

Net equity transactions	(55,876)	54,171	53,033	(303,201)	(352,795)	(304,117)	(41,402)	(143,868)

Net change in contract owners’ equity	(64,616)	68,833	394,248	(275,062)	(172,862)	366,397	(75,849)	(42,034)
Contract owners’ equity beginning of period	103,063	34,230	1,232,835	1,507,897	2,525,814	2,159,417	491,128	533,162

Contract owners’ equity end of period	$38,447	103,063	1,627,083	1,232,835	2,352,952	2,525,814	415,279	491,128

CHANGES IN UNITS:
Beginning units	6,203	2,457	109,194	135,620	140,316	159,612	27,261	35,750
Units purchased	2,074	6,538	41,671	8,964	2,007	4,576	-	-
Units redeemed	(5,736)	(2,792)	(37,444)	(35,390)	(21,182)	(23,872)	(2,280)	(8,489)

Ending units	2,541	6,203	113,421	109,194	121,141	140,316	24,981	27,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVPGB		ALVSVB		DVMCSS		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(9,347)	(9,156)	(25,626)	(27,187)	(847)	-	(1,360)	431
Realized gain (loss) on investments	78,561	47,965	256,743	135,576	17	-	36,141	58,685
Change in unrealized gain (loss) on investments	21,398	205,146	(385,025)	779,368	6,107	-	(42,410)	37,584
Reinvested capital gains	-	-	408,692	207,062	-	-	17,363	4,629

Net increase (decrease) in contract owners’ equity resulting from operations	90,612	243,955	254,784	1,094,819	5,277	-	9,734	101,329

Equity transactions:
Purchase payments received from contract owners (note 3)	9,533	2,357	12,148	5,762	-	-	3,113	3,675
Transfers between funds	15,546	32,301	(259,602)	62,490	115,144	-	1,062	13,489
Redemptions (note 3)	(202,707)	(178,740)	(489,805)	(451,899)	-	-	(53,796)	(92,860)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(88)	-	(24)	-	-	(4)	(122)
Adjustments to maintain reserves	(47)	(73)	(43)	(259)	(5)	-	(20)	(48)

Net equity transactions	(177,675)	(144,243)	(737,302)	(383,930)	115,139	-	(49,645)	(75,866)

Net change in contract owners’ equity	(87,063)	99,712	(482,518)	710,889	120,416	-	(39,911)	25,463
Contract owners’ equity beginning of period	894,674	794,962	3,921,951	3,211,062	-	-	322,948	297,485

Contract owners’ equity end of period	$807,611	894,674	3,439,433	3,921,951	120,416	-	283,037	322,948

CHANGES IN UNITS:
Beginning units	56,707	67,993	137,549	152,995	-	-	12,180	15,639
Units purchased	3,087	3,794	1,002	9,728	11,061	-	176	1,025
Units redeemed	(14,155)	(15,080)	(26,435)	(25,174)	-	-	(2,077)	(4,484)

Ending units	45,639	56,707	112,116	137,549	11,061	-	10,279	12,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FCA2S		FHIBS		FVK2		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,057	(3,851)	154,458	218,339	(1,852)	(2,160)	47,708	63,687
Realized gain (loss) on investments	3,919	32,813	56,067	199,304	18,964	11,182	31,188	8,471
Change in unrealized gain (loss) on investments	(211,528)	99,108	(162,622)	(209,073)	(26,295)	35,082	(30,086)	(74,442)
Reinvested capital gains	180,014	22,841	-	-	20,062	16,734	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,538)	150,911	47,903	208,570	10,879	60,838	48,810	(2,284)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,914	21,455	31,362	48,687	824	897	3,030	48,702
Transfers between funds	(2,294)	9,849	(276,741)	(200,680)	8,488	(16,115)	(75,006)	(27,590)
Redemptions (note 3)	(203,749)	(246,901)	(410,598)	(877,394)	(62,249)	(34,398)	(228,201)	(287,718)
Annuity benefits	-	-	(544)	(45)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(147)	(105)	(338)	-	-	-	(108)
Adjustments to maintain reserves	(54)	(58)	(83)	(145)	(1)	(29)	(48)	(8)

Net equity transactions	(202,183)	(215,802)	(656,709)	(1,029,915)	(52,938)	(49,645)	(300,225)	(266,722)

Net change in contract owners’ equity	(223,721)	(64,891)	(608,806)	(821,345)	(42,059)	11,193	(251,415)	(269,006)
Contract owners’ equity beginning of period	1,023,056	1,087,947	3,469,880	4,291,225	191,594	180,401	1,822,405	2,091,411

Contract owners’ equity end of period	$799,335	1,023,056	2,861,074	3,469,880	149,535	191,594	1,570,990	1,822,405

CHANGES IN UNITS:
Beginning units	76,109	93,020	153,786	200,341	12,279	16,007	117,441	134,422
Units purchased	589	5,016	2,818	10,867	1,141	68	911	6,749
Units redeemed	(15,838)	(21,927)	(31,132)	(57,422)	(4,601)	(3,796)	(19,747)	(23,730)

Ending units	60,860	76,109	125,472	153,786	8,819	12,279	98,605	117,441

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQBS		FEIP		FVSS2		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$97,895	136,048	137,323	115,644	(8,189)	(8,833)	287,654	344,980
Realized gain (loss) on investments	96,241	216,701	(150,862)	(212,826)	154,070	72,113	(111,844)	(105,887)
Change in unrealized gain (loss) on investments	(96,816)	(374,498)	624,900	1,876,559	(47,067)	399,677	(164,183)	126,769
Reinvested capital gains	-	-	144,532	706,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,320	(21,749)	755,893	2,486,278	98,814	462,957	11,627	365,862

Equity transactions:
Purchase payments received from contract owners (note 3)	4,904	37,912	44,542	110,069	9,060	69,884	9,608	38,372
Transfers between funds	62,136	(448,345)	(83,987)	35,446	(13,049)	(34,785)	(122,124)	(106,062)
Redemptions (note 3)	(532,559)	(896,331)	(1,692,543)	(1,116,646)	(281,937)	(177,390)	(1,215,786)	(1,255,012)
Annuity benefits	-	-	(3,259)	(1,487)	(964)	(78)	(1,687)	(1,670)
Contract maintenance charges (note 2)	-	-	(1,928)	(2,027)	-	-	(1,431)	(1,647)
Contingent deferred sales charges (note 2)	-	(243)	(1,433)	(143)	(41)	-	(3,059)	(106)
Adjustments to maintain reserves	(103)	(181)	(14)	(96)	(93)	(265)	271	199

Net equity transactions	(465,622)	(1,307,188)	(1,738,622)	(974,884)	(287,024)	(142,634)	(1,334,208)	(1,325,926)

Net change in contract owners’ equity	(368,302)	(1,328,937)	(982,729)	1,511,394	(188,210)	320,323	(1,322,581)	(960,064)
Contract owners’ equity beginning of period	4,082,542	5,411,479	11,216,656	9,705,262	1,992,058	1,671,735	7,902,774	8,862,838

Contract owners’ equity end of period	$3,714,240	4,082,542	10,233,927	11,216,656	1,803,848	1,992,058	6,580,193	7,902,774

CHANGES IN UNITS:
Beginning units	268,308	354,638	463,618	507,520	92,206	99,887	450,266	527,758
Units purchased	10,078	10,773	7,480	22,034	5,342	6,158	712	8,573
Units redeemed	(39,837)	(97,103)	(77,056)	(65,936)	(18,480)	(13,839)	(75,264)	(86,065)

Ending units	238,549	268,308	394,042	463,618	79,068	92,206	375,714	450,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMGP		FAMGS		FAMG2		FAMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,300)	(5,379)	(371)	(4,558)	(1,021)	(1,146)	162	4,762
Realized gain (loss) on investments	143,616	32,843	51,458	216,358	9,081	8,355	75,663	14,961
Change in unrealized gain (loss) on investments	(63,082)	255,137	(14,174)	1,969	11,021	68,893	(84,609)	315,097
Reinvested capital gains	1,062	4,271	597	2,359	337	1,154	124,219	6,329

Net increase (decrease) in contract owners’ equity resulting from operations	75,296	286,872	37,510	216,128	19,418	77,256	115,435	341,149

Equity transactions:
Purchase payments received from contract owners (note 3)	18,410	10,577	904	1,094	-	-	6,453	8,829
Transfers between funds	3,125	(7,206)	(1,148)	(18,633)	(9,213)	(6,478)	180,160	54,578
Redemptions (note 3)	(429,302)	(74,890)	(130,869)	(565,283)	(17,265)	(29,107)	(604,989)	(236,616)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(307)	(335)	-	-	-	-	(308)	(318)
Contingent deferred sales charges (note 2)	-	(69)	-	-	-	-	(744)	(82)
Adjustments to maintain reserves	(20)	(42)	(31)	(33)	(13)	(29)	(88)	(48)

Net equity transactions	(408,094)	(71,965)	(131,144)	(582,855)	(26,491)	(35,614)	(419,516)	(173,657)

Net change in contract owners’ equity	(332,798)	214,907	(93,634)	(366,727)	(7,073)	41,642	(304,081)	167,492
Contract owners’ equity beginning of period	1,616,561	1,401,654	831,160	1,197,887	429,903	388,261	2,704,863	2,537,371

Contract owners’ equity end of period	$1,283,763	1,616,561	737,526	831,160	422,830	429,903	2,400,782	2,704,863

CHANGES IN UNITS:
Beginning units	80,193	83,931	48,850	84,963	32,797	35,856	126,599	135,505
Units purchased	2,274	1,982	165	93	-	9	9,770	3,451
Units redeemed	(21,446)	(5,720)	(7,513)	(36,206)	(1,928)	(3,068)	(28,766)	(12,357)

Ending units	61,021	80,193	41,502	48,850	30,869	32,797	107,603	126,599

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMS		FAM2		FBP		FBS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,152	6,535	429	2,915	6,657	8,515	7,002	9,884
Realized gain (loss) on investments	11,312	16,511	35,914	6,549	279,466	540,482	67,461	120,516
Change in unrealized gain (loss) on investments	(19,081)	191,990	(36,430)	118,978	(853,394)	1,173,212	(198,899)	252,689
Reinvested capital gains	75,767	3,850	44,771	2,457	1,692,680	615,406	361,346	136,177

Net increase (decrease) in contract owners’ equity resulting from operations	74,150	218,886	44,684	130,899	1,125,409	2,337,615	236,910	519,266

Equity transactions:
Purchase payments received from contract owners (note 3)	3,994	861	773	18,955	56,315	86,209	47,725	17,465
Transfers between funds	(10,903)	(1,802)	(204,727)	-	(102,772)	(119,525)	(40,220)	(279,469)
Redemptions (note 3)	(99,665)	(250,580)	(101,265)	(160,776)	(1,447,158)	(2,411,139)	(641,086)	(471,381)
Annuity benefits	-	-	-	-	(6,836)	(12,403)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2,172)	(2,611)	-	-
Contingent deferred sales charges (note 2)	-	(57)	-	-	(1,486)	-	(12)	(313)
Adjustments to maintain reserves	(38)	(13)	(43)	(51)	263	311	(51)	(54)

Net equity transactions	(106,612)	(251,591)	(305,262)	(141,872)	(1,503,846)	(2,459,158)	(633,644)	(733,752)

Net change in contract owners’ equity	(32,462)	(32,705)	(260,578)	(10,973)	(378,437)	(121,543)	(396,734)	(214,486)
Contract owners’ equity beginning of period	1,614,359	1,647,064	1,030,063	1,041,036	13,731,430	13,852,973	2,946,940	3,161,426

Contract owners’ equity end of period	$1,581,897	1,614,359	769,485	1,030,063	13,352,993	13,731,430	2,550,206	2,946,940

CHANGES IN UNITS:
Beginning units	85,967	100,275	69,032	79,530	485,796	577,514	148,915	189,018
Units purchased	219	64	49	1,348	5,390	13,365	2,248	1,429
Units redeemed	(5,666)	(14,372)	(19,981)	(11,846)	(56,520)	(105,083)	(32,917)	(41,532)

Ending units	80,520	85,967	49,100	69,032	434,666	485,796	118,246	148,915

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FB2		FDCA2		FDCAS		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,630	2,098	(18,265)	(12,266)	(1,211)	(1,357)	141,980	114,335
Realized gain (loss) on investments	11,802	49,725	184,199	35,169	6,976	4,744	(148,851)	(95,494)
Change in unrealized gain (loss) on investments	(90,068)	170,389	(73,487)	265,273	4,334	42,799	524,924	1,483,105
Reinvested capital gains	219,291	81,739	62,058	110,093	8,306	15,934	119,344	565,646

Net increase (decrease) in contract owners’ equity resulting from operations	143,655	303,951	154,505	398,269	18,405	62,120	637,397	2,067,592

Equity transactions:
Purchase payments received from contract owners (note 3)	5,828	567	14,134	29,308	375	-	74,046	21,382
Transfers between funds	(45,111)	(9,758)	441,926	191,708	(6,875)	6,111	(89,762)	(91,892)
Redemptions (note 3)	(166,036)	(401,587)	(337,113)	(161,293)	(16,809)	(22,490)	(1,196,617)	(1,085,718)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(26)	-	(47)	-	-	-	-
Adjustments to maintain reserves	(57)	(57)	(62)	(92)	14	(27)	(31)	(181)

Net equity transactions	(205,376)	(410,861)	118,885	59,584	(23,295)	(16,406)	(1,212,364)	(1,156,409)

Net change in contract owners’ equity	(61,721)	(106,910)	273,390	457,853	(4,890)	45,714	(574,967)	911,183
Contract owners’ equity beginning of period	1,743,204	1,850,114	1,496,792	1,038,939	217,744	172,030	9,043,001	8,131,818

Contract owners’ equity end of period	$1,681,483	1,743,204	1,770,182	1,496,792	212,854	217,744	8,468,034	9,043,001

CHANGES IN UNITS:
Beginning units	105,170	131,625	104,643	99,254	14,667	15,873	462,833	527,563
Units purchased	871	1,987	35,978	20,908	656	1,199	8,678	4,388
Units redeemed	(12,947)	(28,442)	(24,194)	(15,519)	(2,273)	(2,405)	(68,895)	(69,118)

Ending units	93,094	105,170	116,427	104,643	13,050	14,667	402,616	462,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEI2		FGIP		FGIS		FGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$162,470	121,960	15,977	27,187	35,327	49,601	17,543	18,662
Realized gain (loss) on investments	(181,967)	(421,043)	334,616	188,832	480,602	265,837	91,169	67,625
Change in unrealized gain (loss) on investments	667,000	2,371,504	140,876	1,304,815	86,712	1,618,360	230,354	996,852
Reinvested capital gains	159,672	772,957	1,541	-	1,899	-	1,043	-

Net increase (decrease) in contract owners’ equity resulting from operations	807,175	2,845,378	493,010	1,520,834	604,540	1,933,798	340,109	1,083,139

Equity transactions:
Purchase payments received from contract owners (note 3)	84,245	74,662	27,056	80,126	105,543	35,784	4,342	24,105
Transfers between funds	(270,115)	(9,343)	(17,755)	143,996	(80,957)	(280,957)	(31,526)	24,823
Redemptions (note 3)	(1,398,774)	(2,636,618)	(917,033)	(783,147)	(1,478,798)	(752,268)	(268,997)	(811,716)
Annuity benefits	-	-	(233)	(166)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,017)	(1,215)	-	-	-	-
Contingent deferred sales charges (note 2)	(155)	(586)	(996)	(175)	-	(92)	-	(25)
Adjustments to maintain reserves	(156)	(236)	(63)	(124)	(39)	(116)	(108)	(95)

Net equity transactions	(1,584,955)	(2,572,121)	(910,041)	(560,705)	(1,454,251)	(997,649)	(296,289)	(762,908)

Net change in contract owners’ equity	(777,780)	273,257	(417,031)	960,129	(849,711)	936,149	43,820	320,231
Contract owners’ equity beginning of period	11,964,997	11,691,740	5,949,347	4,989,218	7,269,011	6,332,862	4,028,145	3,707,914

Contract owners’ equity end of period	$11,187,217	11,964,997	5,532,316	5,949,347	6,419,300	7,269,011	4,071,965	4,028,145

CHANGES IN UNITS:
Beginning units	683,462	843,754	238,479	263,647	353,069	406,285	262,797	318,589
Units purchased	14,134	20,434	7,945	13,777	7,759	5,345	4,595	6,183
Units redeemed	(102,638)	(180,726)	(42,777)	(38,945)	(75,669)	(58,561)	(23,616)	(61,975)

Ending units	594,958	683,462	203,647	238,479	285,159	353,069	243,776	262,797

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGP		FGS		FG2		FHIPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(127,851)	(110,740)	(88,177)	(83,965)	(87,008)	(75,732)	39,097	37,806
Realized gain (loss) on investments	910,734	586,367	1,249,125	1,212,864	699,436	409,462	7,169	19,665
Change in unrealized gain (loss) on investments	211,594	2,478,092	(233,761)	1,900,463	108,447	1,812,943	(49,439)	(16,569)
Reinvested capital gains	-	6,650	-	6,211	-	4,876	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	994,477	2,960,369	927,187	3,035,573	720,875	2,151,549	(3,173)	40,902

Equity transactions:
Purchase payments received from contract owners (note 3)	92,449	75,555	65,456	338,639	132,692	20,894	19,831	97,795
Transfers between funds	(475,060)	(181,646)	49,525	(2,177,496)	106,234	(31,758)	92,769	(30,833)
Redemptions (note 3)	(1,273,596)	(1,202,477)	(1,867,912)	(1,139,762)	(1,196,635)	(1,089,309)	(87,737)	(273,287)
Annuity benefits	(200)	(128)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,432)	(2,614)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,861)	(1,360)	-	(213)	(118)	(511)	-	-
Adjustments to maintain reserves	(30)	(58)	(68)	(166)	(190)	(164)	(5)	(25)

Net equity transactions	(1,661,730)	(1,312,728)	(1,752,999)	(2,978,998)	(958,017)	(1,100,848)	24,858	(206,350)

Net change in contract owners’ equity	(667,253)	1,647,641	(825,812)	56,575	(237,142)	1,050,701	21,685	(165,448)
Contract owners’ equity beginning of period	10,846,007	9,198,366	10,047,914	9,991,339	7,873,933	6,823,232	860,855	1,026,303

Contract owners’ equity end of period	$10,178,754	10,846,007	9,222,102	10,047,914	7,636,791	7,873,933	882,540	860,855

CHANGES IN UNITS:
Beginning units	462,031	526,541	492,685	659,289	740,866	863,598	61,712	76,857
Units purchased	6,111	7,279	10,534	20,407	78,134	27,612	14,854	12,787
Units redeemed	(73,224)	(71,789)	(92,198)	(187,011)	(164,564)	(150,344)	(13,144)	(27,932)

Ending units	394,918	462,031	411,021	492,685	654,436	740,866	63,422	61,712

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIS		FHI2		FHI2R		FHISR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$150,595	177,388	103,642	111,406	32,318	52,190	14,230	20,193
Realized gain (loss) on investments	(41,294)	(32,369)	23,430	(9,513)	15,267	31,561	9,300	13,650
Change in unrealized gain (loss) on investments	(92,243)	37,324	(127,205)	16,467	(41,533)	(27,869)	(20,795)	(11,241)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,058	182,343	(133)	118,360	6,052	55,882	2,735	22,602

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	31,384	44,543	3,653	13,697
Transfers between funds	(71,549)	(41,620)	(14,566)	(42,192)	(5,690)	(185,133)	(15,649)	35,655
Redemptions (note 3)	(548,312)	(388,291)	(214,001)	(622,725)	(412,569)	(209,414)	(111,065)	(82,944)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(21)	(311)	(41)	(55)	-	(277)
Adjustments to maintain reserves	(40)	(84)	(84)	(93)	(86)	(48)	(13)	(36)

Net equity transactions	(619,901)	(429,995)	(228,672)	(665,321)	(387,002)	(350,107)	(123,074)	(33,905)

Net change in contract owners’ equity	(602,843)	(247,652)	(228,805)	(546,961)	(380,950)	(294,225)	(120,339)	(11,303)
Contract owners’ equity beginning of period	3,766,338	4,013,990	2,448,959	2,995,920	1,137,128	1,431,353	429,467	440,770

Contract owners’ equity end of period	$3,163,495	3,766,338	2,220,154	2,448,959	756,178	1,137,128	309,128	429,467

CHANGES IN UNITS:
Beginning units	248,409	277,431	156,682	200,151	81,373	107,009	30,096	32,367
Units purchased	-	-	-	-	6,162	11,340	3,681	5,787
Units redeemed	(39,922)	(29,022)	(14,429)	(43,469)	(33,247)	(36,976)	(12,111)	(8,058)

Ending units	208,487	248,409	142,253	156,682	54,288	81,373	21,666	30,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIP		FIGBP		FMCP		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$88,018	131,298	99,875	132,996	(28,325)	(21,910)	(57,726)	(37,178)
Realized gain (loss) on investments	916,813	380,843	197,168	198,739	47,945	32,432	89,192	63,596
Change in unrealized gain (loss) on investments	1,510,811	5,022,593	229,616	(926,796)	40,456	450,665	148,795	1,067,444
Reinvested capital gains	19,365	215,023	4,742	154,878	66,382	350,628	164,519	854,710

Net increase (decrease) in contract owners’ equity resulting from operations	2,535,007	5,749,757	531,401	(440,183)	126,458	811,815	344,780	1,948,572

Equity transactions:
Purchase payments received from contract owners (note 3)	130,119	161,733	34,511	77,760	76,291	72,794	21,468	196,244
Transfers between funds	33,032	(9,563)	(223,993)	(421,822)	9,910	(115,951)	(132,306)	(211,595)
Redemptions (note 3)	(2,588,455)	(3,903,260)	(1,689,714)	(2,994,932)	(469,161)	(358,249)	(608,284)	(501,185)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,707)	(1,842)	(807)	(1,157)	(1,987)	(2,112)	-	-
Contingent deferred sales charges (note 2)	(1,678)	(867)	(2,841)	(104)	(5,124)	(1,481)	-	-
Adjustments to maintain reserves	(2,200)	(256)	146	(171)	(52)	22	(123)	(91)

Net equity transactions	(2,430,889)	(3,754,055)	(1,882,698)	(3,340,426)	(390,123)	(404,977)	(719,245)	(516,627)

Net change in contract owners’ equity	104,118	1,995,702	(1,351,297)	(3,780,609)	(263,665)	406,838	(374,465)	1,431,945
Contract owners’ equity beginning of period	22,128,351	20,132,649	12,322,556	16,103,165	2,983,504	2,576,666	7,326,939	5,894,994

Contract owners’ equity end of period	$22,232,469	22,128,351	10,971,259	12,322,556	2,719,839	2,983,504	6,952,474	7,326,939

CHANGES IN UNITS:
Beginning units	1,013,678	1,216,495	614,258	777,377	51,528	59,838	122,757	133,044
Units purchased	29,478	31,668	20,589	17,763	2,183	2,866	835	3,697
Units redeemed	(135,134)	(234,485)	(111,569)	(180,882)	(8,933)	(11,176)	(12,786)	(13,984)

Ending units	908,022	1,013,678	523,278	614,258	44,778	51,528	110,806	122,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FMC2		FMMP		FOP		FOS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(160,186)	(128,817)	(72,178)	(90,942)	(8,927)	(2,454)	3,448	(1,038)
Realized gain (loss) on investments	534,974	497,711	-	-	(149,225)	(261,394)	(31,878)	28,078
Change in unrealized gain (loss) on investments	(41,076)	2,243,628	-	-	(665,912)	2,405,976	(140,420)	571,793
Reinvested capital gains	353,125	1,855,549	-	-	2,222	31,949	480	6,853

Net increase (decrease) in contract owners’ equity resulting from operations	686,837	4,468,071	(72,178)	(90,942)	(821,842)	2,174,077	(168,370)	605,686

Equity transactions:
Purchase payments received from contract owners (note 3)	65,883	187,813	935,099	610,765	76,038	108,100	-	-
Transfers between funds	(232,870)	(284,585)	834,399	1,268,146	(56,699)	(33,988)	(18,954)	(536,867)
Redemptions (note 3)	(1,818,308)	(3,263,650)	(3,017,189)	(4,784,517)	(938,859)	(969,282)	(221,826)	(571,655)
Annuity benefits	(990)	(80)	-	-	(987)	(914)	-	-
Contract maintenance charges (note 2)	-	-	(859)	(1,016)	(1,724)	(1,877)	-	-
Contingent deferred sales charges (note 2)	(183)	(335)	(177)	(181)	(2,625)	(344)	-	(60)
Adjustments to maintain reserves	(81)	(396)	(133)	(129)	384	474	(26)	(93)

Net equity transactions	(1,986,549)	(3,361,233)	(1,248,860)	(2,906,932)	(924,472)	(897,831)	(240,806)	(1,108,675)

Net change in contract owners’ equity	(1,299,712)	1,106,838	(1,321,038)	(2,997,874)	(1,746,314)	1,276,246	(409,176)	(502,989)
Contract owners’ equity beginning of period	15,526,228	14,419,390	6,363,170	9,361,044	9,290,159	8,013,913	2,006,235	2,509,224

Contract owners’ equity end of period	$14,226,516	15,526,228	5,042,132	6,363,170	7,543,845	9,290,159	1,597,059	2,006,235

CHANGES IN UNITS:
Beginning units	466,088	581,491	500,583	727,068	436,028	483,992	109,793	176,981
Units purchased	8,030	13,609	259,236	209,276	9,625	11,792	-	-
Units redeemed	(67,849)	(129,012)	(356,933)	(435,761)	(54,920)	(59,756)	(13,654)	(67,188)

Ending units	406,269	466,088	402,886	500,583	390,733	436,028	96,139	109,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FO2		FO2R		FOSR		FV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(320)	129	(1,425)	4,180	130	274	(22)	(793)
Realized gain (loss) on investments	(22,253)	(39,563)	176,705	159,868	27,658	(8,211)	6,144	2,932
Change in unrealized gain (loss) on investments	(137,191)	459,768	(362,367)	292,171	(60,952)	111,959	18,216	70,483
Reinvested capital gains	443	6,248	439	7,705	93	1,416	17,399	33,749

Net increase (decrease) in contract owners’ equity resulting from operations	(159,321)	426,582	(186,648)	463,924	(33,071)	105,438	41,737	106,371

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	24,822	337,029	984	1,740	3,267	26,333
Transfers between funds	(9,205)	(42,117)	68,857	49,917	(1,080)	(8,984)	(6,412)	(1,462)
Redemptions (note 3)	(155,381)	(164,055)	(637,216)	(369,682)	(62,125)	(118,784)	(32,349)	(53,316)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(1)	(13)	(39)	-	(308)	-	-
Adjustments to maintain reserves	(49)	(86)	(122)	(168)	(5)	(64)	(80)	8

Net equity transactions	(164,637)	(206,259)	(543,672)	17,057	(62,226)	(126,400)	(35,574)	(28,437)

Net change in contract owners’ equity	(323,958)	220,323	(730,320)	480,981	(95,297)	(20,962)	6,163	77,934
Contract owners’ equity beginning of period	1,824,186	1,603,863	2,211,575	1,730,594	396,954	417,916	437,036	359,102

Contract owners’ equity end of period	$1,500,228	1,824,186	1,481,255	2,211,575	301,657	396,954	443,199	437,036

CHANGES IN UNITS:
Beginning units	145,485	164,635	130,256	131,517	23,103	31,250	24,971	26,786
Units purchased	-	-	8,349	30,831	59	215	250	2,341
Units redeemed	(13,511)	(19,150)	(41,681)	(32,092)	(3,797)	(8,362)	(2,156)	(4,156)

Ending units	131,974	145,485	96,924	130,256	19,365	23,103	23,065	24,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FVS		FAGRS		FAGR2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(236)	(230)	703	(286)	(362)	(468)	(6,043)	(5,661)
Realized gain (loss) on investments	44,430	7,009	988	7,572	1,680	7,528	19,173	15,248
Change in unrealized gain (loss) on investments	(37,496)	35,104	11,220	37,380	3,212	7,154	45,671	136,282
Reinvested capital gains	-	-	8,771	16,366	-	44	-	304

Net increase (decrease) in contract owners’ equity resulting from operations	6,698	41,883	21,682	61,032	4,530	14,258	58,801	146,173

Equity transactions:
Purchase payments received from contract owners (note 3)	23,169	2,125	-	-	-	-	936	8,103
Transfers between funds	(14,756)	5,452	(101)	(822)	(38)	(18,353)	5,739	(24,800)
Redemptions (note 3)	(67,194)	(11,613)	(5,404)	(49,175)	(2,856)	(8,513)	(54,589)	(60,016)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(21)	(60)
Adjustments to maintain reserves	(28)	(5)	(4)	(27)	(13)	(2)	(48)	(67)

Net equity transactions	(58,809)	(4,041)	(5,509)	(50,024)	(2,907)	(26,868)	(47,983)	(76,840)

Net change in contract owners’ equity	(52,111)	37,842	16,173	11,008	1,623	(12,610)	10,818	69,333
Contract owners’ equity beginning of period	184,084	146,242	213,945	202,937	38,708	51,318	527,816	458,483

Contract owners’ equity end of period	$131,973	184,084	230,118	213,945	40,331	38,708	538,634	527,816

CHANGES IN UNITS:
Beginning units	7,784	7,989	11,786	14,656	2,616	4,715	37,768	44,317
Units purchased	987	391	11	784	11	5	565	667
Units redeemed	(3,474)	(596)	(297)	(3,654)	(203)	(2,104)	(3,954)	(7,216)

Ending units	5,297	7,784	11,500	11,786	2,424	2,616	34,379	37,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVRDI		TIF		FTVFA2		AMSRS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,089	7,419	1,611	2,361	8,525	46,933	(1,838)	(900)
Realized gain (loss) on investments	45,255	50,978	(3,223)	4,388	978	2,061	31,854	2,142
Change in unrealized gain (loss) on investments	12,920	230,030	(16,267)	26,867	(3,681)	(37,220)	(8,929)	75,551
Reinvested capital gains	21,858	-	-	-	455	75,538	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,122	288,427	(17,879)	33,616	6,277	87,312	21,087	76,793

Equity transactions:
Purchase payments received from contract owners (note 3)	50,771	63,335	-	-	-	-	-	-
Transfers between funds	(4,330)	(32,013)	(2,490)	(7,769)	102,761	126,781	(51,956)	24,892
Redemptions (note 3)	(131,280)	(249,056)	(21,602)	(23,657)	(51,258)	(52,097)	(35,404)	(3,974)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(56)	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	10	(22)	(10)	(35)	(4)	2	(40)

Net equity transactions	(84,853)	(217,780)	(24,114)	(31,436)	51,468	74,680	(87,358)	20,878

Net change in contract owners’ equity	269	70,647	(41,993)	2,180	57,745	161,992	(66,271)	97,671
Contract owners’ equity beginning of period	1,163,914	1,093,267	174,111	171,931	523,166	361,174	297,883	200,212

Contract owners’ equity end of period	$1,164,183	1,163,914	132,118	174,111	580,911	523,166	231,612	297,883

CHANGES IN UNITS:
Beginning units	55,290	66,712	8,833	10,629	41,509	35,101	15,344	14,053
Units purchased	2,560	3,819	(1)	-	7,973	13,038	-	1,514
Units redeemed	(6,535)	(15,241)	(1,225)	(1,796)	(4,156)	(6,630)	(4,477)	(223)

Ending units	51,315	55,290	7,607	8,833	45,326	41,509	10,867	15,344

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGSS		OVGIS		OVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,378	586	(4,120)	304	(27,797)	(14,434)	(843)	(435)
Realized gain (loss) on investments	7,254	42,290	74,577	35,074	208,938	210,145	26,937	42,664
Change in unrealized gain (loss) on investments	(17,858)	(16,158)	(216,508)	429,636	140,929	1,047,381	(43,654)	85,787
Reinvested capital gains	15,422	-	194,410	-	98,905	-	61,809	5,233

Net increase (decrease) in contract owners’ equity resulting from operations	6,196	26,718	48,359	465,014	420,975	1,243,092	44,249	133,249

Equity transactions:
Purchase payments received from contract owners (note 3)	2,744	-	10,799	-	32,728	38,769	2,314	4,244
Transfers between funds	276,701	-	2,292,222	(21,336)	(8,822)	(6,942)	(4,538)	32,874
Redemptions (note 3)	(51,500)	(137,192)	(297,560)	(304,087)	(645,581)	(1,029,025)	(33,372)	(66,404)
Annuity benefits	-	-	(1,035)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(112)	(24)	(46)	(188)	-	-
Adjustments to maintain reserves	(8)	(10)	(174)	(160)	(128)	(176)	(32)	(4)

Net equity transactions	227,937	(137,202)	2,004,140	(325,607)	(621,849)	(997,562)	(35,628)	(29,290)

Net change in contract owners’ equity	234,133	(110,484)	2,052,499	139,407	(200,874)	245,530	8,621	103,959
Contract owners’ equity beginning of period	24,135	134,619	2,116,024	1,976,617	4,991,994	4,746,464	439,042	335,083

Contract owners’ equity end of period	$258,268	24,135	4,168,523	2,116,024	4,791,120	4,991,994	447,663	439,042

CHANGES IN UNITS:
Beginning units	1,030	7,216	93,510	109,538	286,306	353,391	16,048	17,060
Units purchased	13,742	-	104,669	-	6,867	3,412	83	2,616
Units redeemed	(3,892)	(6,186)	(16,517)	(16,028)	(41,461)	(70,497)	(1,346)	(3,628)

Ending units	10,880	1,030	181,662	93,510	251,712	286,306	14,785	16,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSCS		OVSB		OVSBS		PMVFAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,018)	(2,044)	6,687	9,626	149,041	226,713	3,170	3,072
Realized gain (loss) on investments	47,451	29,768	(744)	(74)	22,269	91,244	(40,629)	(13,263)
Change in unrealized gain (loss) on investments	(70,487)	101,283	(2,114)	(12,903)	(92,790)	(410,036)	56,519	(64,936)
Reinvested capital gains	76,159	4,977	-	-	-	-	747	6,785

Net increase (decrease) in contract owners’ equity resulting from operations	50,105	133,984	3,829	(3,351)	78,520	(92,079)	19,807	(68,342)

Equity transactions:
Purchase payments received from contract owners (note 3)	38,375	28,292	7,617	18,407	16,642	97,870	2,815	-
Transfers between funds	70,909	24,832	6,248	29,139	(93,630)	(125,818)	(210,894)	(121,243)
Redemptions (note 3)	(84,324)	(45,998)	(34,666)	(60,008)	(817,725)	(1,971,440)	(232,574)	(22,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(28)	-	-	-	(109)	(82)	(29)	-
Adjustments to maintain reserves	(42)	(30)	(4)	(18)	(133)	(121)	(11)	(33)

Net equity transactions	24,890	7,096	(20,805)	(12,480)	(894,955)	(1,999,591)	(440,693)	(143,651)

Net change in contract owners’ equity	74,995	141,080	(16,976)	(15,831)	(816,435)	(2,091,670)	(420,886)	(211,993)
Contract owners’ equity beginning of period	475,099	334,019	229,262	245,093	5,528,325	7,619,995	674,800	886,793

Contract owners’ equity end of period	$550,094	475,099	212,286	229,262	4,711,890	5,528,325	253,914	674,800

CHANGES IN UNITS:
Beginning units	31,057	30,355	22,850	24,123	295,343	400,651	56,171	67,913
Units purchased	8,046	5,107	1,510	6,007	9,640	12,900	304	965
Units redeemed	(6,284)	(4,405)	(3,553)	(7,280)	(56,321)	(118,208)	(35,243)	(12,707)

Ending units	32,819	31,057	20,807	22,850	248,662	295,343	21,232	56,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVLAD		PMVEBD		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(772)	4,488	1,386	-	310	447	(143)	349
Realized gain (loss) on investments	4,643	4,761	(17)	-	9,935	4,760	(53)	(5,766)
Change in unrealized gain (loss) on investments	(7,241)	(31,732)	(7,236)	-	1,873	26,413	(8,124)	33,239
Reinvested capital gains	-	-	1,257	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,370)	(22,483)	(4,610)	-	12,118	31,620	(8,320)	27,822

Equity transactions:
Purchase payments received from contract owners (note 3)	3,475	449	938	-	-	-	-	-
Transfers between funds	6,093	30,864	66,765	-	12,337	11,937	1,628	(14,833)
Redemptions (note 3)	(279,658)	(301,614)	-	-	(10,628)	(19,139)	(15,124)	(15,548)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(44)	(21)	(12)	-	8	(21)	(50)	15

Net equity transactions	(270,139)	(270,322)	67,691	-	1,717	(7,223)	(13,546)	(30,366)

Net change in contract owners’ equity	(273,509)	(292,805)	63,081	-	13,835	24,397	(21,866)	(2,544)
Contract owners’ equity beginning of period	1,398,080	1,690,885	-	-	125,320	100,923	122,673	125,217

Contract owners’ equity end of period	$1,124,571	1,398,080	63,081	-	139,155	125,320	100,807	122,673

CHANGES IN UNITS:
Beginning units	118,762	141,753	-	-	6,362	6,844	7,374	9,527
Units purchased	3,664	10,803	6,507	-	1,180	733	111	31
Units redeemed	(26,537)	(33,794)	-	-	(1,039)	(1,215)	(909)	(2,184)

Ending units	95,889	118,762	6,507	-	6,503	6,362	6,576	7,374

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTSCB		PVTVB		ACEG2		ACC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(331)	(62)	(2,816)	(3,067)	(26,115)	(20,219)	(3,128)	12,414
Realized gain (loss) on investments	9,399	19,979	82,739	27,266	160,354	94,595	143,070	114,003
Change in unrealized gain (loss) on investments	(28,480)	12,668	(36,261)	232,252	9,839	618,715	225,821	1,333,802
Reinvested capital gains	20,478	1,919	16,997	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,066	34,504	60,659	256,451	144,078	693,091	365,763	1,460,219

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2,750	62,000	19,321	9,508	16,998	28,510
Transfers between funds	70	(44,712)	(87,370)	(11,010)	(69,312)	(8,786)	(50,054)	(18,020)
Redemptions (note 3)	(32,894)	(20,223)	(121,247)	(118,802)	(313,607)	(420,475)	(535,411)	(1,134,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(26)	(51)	(110)	(131)
Adjustments to maintain reserves	(4)	(11)	(4)	(42)	(134)	(134)	(137)	(252)

Net equity transactions	(32,828)	(64,946)	(205,871)	(67,854)	(363,758)	(419,938)	(568,714)	(1,124,587)

Net change in contract owners’ equity	(31,762)	(30,442)	(145,212)	188,597	(219,680)	273,153	(202,951)	335,632
Contract owners’ equity beginning of period	89,611	120,053	876,129	687,532	2,325,884	2,052,731	5,039,560	4,703,928

Contract owners’ equity end of period	$57,849	89,611	730,917	876,129	2,106,204	2,325,884	4,836,609	5,039,560

CHANGES IN UNITS:
Beginning units	4,015	7,469	47,114	52,325	145,154	177,319	260,485	326,060
Units purchased	48	127	1,350	4,697	2,991	1,783	4,579	15,895
Units redeemed	(1,526)	(3,581)	(12,375)	(9,908)	(25,150)	(33,948)	(33,273)	(81,470)

Ending units	2,537	4,015	36,089	47,114	122,995	145,154	231,791	260,485

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVGI		AVCE2		AVIE2		AVMCCI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(506)	559	(4,049)	749	351	(353)	(1,618)	(711)
Realized gain (loss) on investments	51,379	9,281	93,864	42,133	56,102	26,788	11,125	24,055
Change in unrealized gain (loss) on investments	(40,410)	36,919	(42,842)	149,591	(58,677)	15,539	(19,563)	6,548
Reinvested capital gains	661	-	3,504	-	-	-	15,544	11,471

Net increase (decrease) in contract owners’ equity resulting from operations	11,124	46,759	50,477	192,473	(2,224)	41,974	5,488	41,363

Equity transactions:
Purchase payments received from contract owners (note 3)	25,751	41	1,364	13,932	-	-	206	1,836
Transfers between funds	(54,764)	(1,844)	(15,307)	(12,262)	(4,056)	(150)	(1,865)	(11,189)
Redemptions (note 3)	(92,711)	(32,666)	(164,374)	(106,425)	(103,770)	(55,544)	(19,604)	(43,496)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(59)	-	-	-	-	(98)
Adjustments to maintain reserves	(21)	(7)	(82)	(78)	1	(96)	(12)	10

Net equity transactions	(121,745)	(34,476)	(178,458)	(104,833)	(107,825)	(55,790)	(21,275)	(52,937)

Net change in contract owners’ equity	(110,621)	12,283	(127,981)	87,640	(110,049)	(13,816)	(15,787)	(11,574)
Contract owners’ equity beginning of period	198,308	186,025	837,137	749,497	273,472	287,288	154,972	166,546

Contract owners’ equity end of period	$87,687	198,308	709,156	837,137	163,423	273,472	139,185	154,972

CHANGES IN UNITS:
Beginning units	12,622	15,157	54,719	62,373	11,559	14,228	7,548	10,319
Units purchased	1,581	3	896	1,017	-	(1)	49	123
Units redeemed	(8,969)	(2,538)	(12,022)	(8,671)	(4,596)	(2,668)	(1,024)	(2,894)

Ending units	5,234	12,622	43,593	54,719	6,963	11,559	6,573	7,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHAS		VWHA		WRASP		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,612)	(1,052)	(4,344)	(1,559)	(11,313)	2,890	(4,044)	(1,730)
Realized gain (loss) on investments	24,622	240	686	(14,655)	232,955	86,759	6,371	9,324
Change in unrealized gain (loss) on investments	(119,156)	12,178	(83,183)	37,912	(559,864)	383,944	(20,245)	46,121
Reinvested capital gains	-	2,813	-	11,013	225,410	-	30,246	6,362

Net increase (decrease) in contract owners’ equity resulting from operations	(98,146)	14,179	(86,841)	32,711	(112,812)	473,593	12,328	60,077

Equity transactions:
Purchase payments received from contract owners (note 3)	542	220	-	-	15,669	850	9,815	20,086
Transfers between funds	213,179	17,892	(725)	(136,821)	(230,778)	(82,201)	200,748	228,546
Redemptions (note 3)	(931)	(3,996)	(14,284)	(15,596)	(847,633)	(175,607)	(26,643)	(78,418)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	-	(57)	(105)	-	-
Adjustments to maintain reserves	(19)	(7)	(10)	(30)	(117)	(83)	(25)	(32)

Net equity transactions	212,771	14,104	(15,019)	(152,447)	(1,062,916)	(257,146)	183,895	170,182

Net change in contract owners’ equity	114,625	28,283	(101,860)	(119,736)	(1,175,728)	216,447	196,223	230,259
Contract owners’ equity beginning of period	171,449	143,166	449,184	568,920	2,364,730	2,148,283	364,174	133,915

Contract owners’ equity end of period	$286,074	171,449	347,324	449,184	1,189,002	2,364,730	560,397	364,174

CHANGES IN UNITS:
Beginning units	16,288	14,833	42,131	58,355	138,954	155,984	14,764	8,083
Units purchased	37,436	1,932	-	-	4,133	5,422	10,551	11,016
Units redeemed	(19,573)	(477)	(1,421)	(16,224)	(68,705)	(22,452)	(1,707)	(4,335)

Ending units	34,151	16,288	40,710	42,131	74,382	138,954	23,608	14,764

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS3		OVGS4		HIBF3		GEM6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,161)	790	(9,263)	1,021	4,020	11,508	533	(6,086)
Realized gain (loss) on investments	126,784	21,453	1,005,923	190,507	(3,138)	3,028	(17,768)	35,442
Change in unrealized gain (loss) on investments	(126,108)	46,482	(1,004,334)	417,715	5,409	(2,532)	(49,816)	(63,028)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(485)	68,725	(7,674)	609,243	6,291	12,004	(67,051)	(33,672)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,108	6,923	29,390	96,233	-	53,264	4,776	5,593
Transfers between funds	(317,588)	13,672	(2,498,226)	(434,151)	(218,780)	(7,492)	(1,835,315)	(527,770)
Redemptions (note 3)	(4,779)	(39,403)	(106,303)	(414,452)	(4,068)	(87,317)	(32,321)	(245,662)
Annuity benefits	-	-	(507)	(126)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(20)	(78)	(52)	-	-	(21)	(6)
Adjustments to maintain reserves	(51)	(17)	(260)	36	4	(17)	(62)	(123)

Net equity transactions	(318,310)	(18,845)	(2,575,984)	(752,512)	(222,844)	(41,562)	(1,862,943)	(767,968)

Net change in contract owners’ equity	(318,795)	49,880	(2,583,658)	(143,269)	(216,553)	(29,558)	(1,929,994)	(801,640)
Contract owners’ equity beginning of period	318,795	268,915	2,583,658	2,726,927	216,553	246,111	1,929,994	2,731,634

Contract owners’ equity end of period	$-	318,795	-	2,583,658	-	216,553	-	1,929,994

CHANGES IN UNITS:
Beginning units	15,519	16,467	128,666	171,484	13,150	15,782	95,658	134,692
Units purchased	234	1,319	1,550	13,417	31	3,836	831	16,724
Units redeemed	(15,753)	(2,267)	(130,216)	(56,235)	(13,181)	(6,468)	(96,489)	(55,758)

Ending units	-	15,519	-	128,666	-	13,150	-	95,658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3		GVDIV6
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$865	450	11,855	6,211
Realized gain (loss) on investments	4,790	(2,155)	85,860	37,448
Change in unrealized gain (loss) on investments	(6,081)	9,777	(103,406)	62,995
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(426)	8,072	(5,691)	106,654

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	28,880	55,630
Transfers between funds	(42,156)	(2)	(591,170)	14,756
Redemptions (note 3)	(937)	(20,761)	(32,939)	(211,907)
Annuity benefits	-	-	(509)	(129)
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(232)
Adjustments to maintain reserves	(5)	4	(238)	272

Net equity transactions	(43,098)	(20,759)	(595,976)	(141,610)

Net change in contract owners’ equity	(43,524)	(12,687)	(601,667)	(34,956)
Contract owners’ equity beginning of period	43,524	56,211	601,667	636,623

Contract owners’ equity end of period	$-	43,524	-	601,667

CHANGES IN UNITS:
Beginning units	3,335	5,152	46,158	59,971
Units purchased	-	-	2,234	6,131
Units redeemed	(3,335)	(1,817)	(48,392)	(19,944)

Ending units	-	3,335	-	46,158

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)

  Mid Cap Growth Series - Service Class (MMCGSC)

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class II (GEM2)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Mid Cap Index Fund - Class II (MCIF2)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  NVIT Real Estate Fund - Class II (NVRE2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS International Value Portfolio - Class B (ALVIVB)

  VPS Large Cap Growth Portfolio: Class B (ALVPGB)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Service Shares (FCA2S)

  High Income Bond Fund II - Service Shares (FHIBS)

  Kaufmann Fund II - Primary Shares (FVK2)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

  VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

  VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Asset Manager Portfolio - Service Class (FAMS)

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Balanced Portfolio - Initial Class (FBP)

  VIP Balanced Portfolio - Service Class (FBS)

  VIP Balanced Portfolio - Service Class 2 (FB2)

  VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

  VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Growth & Income Portfolio - Initial Class (FGIP)

  VIP Growth & Income Portfolio - Service Class (FGIS)

  VIP Growth & Income Portfolio - Service Class 2 (FGI2)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Initial Class R (FHIPR)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class 2 (FHI2)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

  VIP High Income Portfolio - Service Class R (FHISR)

  VIP Index 500 Portfolio - Initial Class (FIP)

  VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

  VIP Mid Cap Portfolio - Initial Class (FMCP)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Money Market Portfolio - Initial Class (FMMP)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class 2 (FO2)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Portfolio - Service Class 2 (FV2)

  VIP Value Strategies Portfolio - Service Class (FVSS)

   VIP Value Portfolio - Service Class (FVS)

  VIP Growth Strategies Portfolio - Service Class (FAGRS)

  VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Rising Dividends Securities Fund - Class 1 (FTVRDI)

  Templeton Foreign Securities Fund - Class 1 (TIF)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  International Growth Fund/VA- Service Shares (OVIGS)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  VT Small Cap Value Fund: Class IB (PVTSCB)

  VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)

  VI Comstock Fund - Series II Shares (ACC2)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

  VI Core Equity Fund - Series I Shares (AVGI)

  VI Core Equity Fund - Series II Shares (AVCE2)

  VI International Growth Fund - Series II Shares (AVIE2)

  VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

* At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15% (3)
Greater of One-Year or 5% Enhanced	-	-	0.20% (3)
One-Year Step Up	-	0.05% (2)	0.05% (4)
5% Enhanced	-	0.10% (2)	0.10% (4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.50%	3.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2) For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

(3) For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

(4) For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

(5) Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	IVKMG1	IVKMG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	$1,191,994	4,206	1,941	7,646	109	59	30	207
1.00%	$426,652	1,376	-	182	-	-	-	51
1.05%	$144,014	597	-	-	-	-	-	-
1.10%	$736,585	7,092	4,191	5,880	879	-	175	61
1.15%	$334,686	206	55	1,334	-	-	-	67
1.20%	$127,015	589	80	355	-	-	-	870
1.25%	$136,307	4,750	-	3,117	-	-	-	-
1.30%	$485,520	2,327	-	562	-	-	-	41
1.35%	$69,045	1,982	431	301	-	-	-	13
1.40%	$1,734,523	1,123	-	890	-	-	-	3
1.45%	$69,936	-	-	316	-	-	-	-
1.50%	$64,653	212	484	-	-	-	-	-
1.55%	$84,140	380	-	398	-	-	-	-
1.60%	$148,522	132	-	-	-	-	-	-
1.65%	$26,797	12	-	-	-	-	-	-
1.70%	$22,001	152	-	-	-	-	-	-
1.75%	$22,267	-	-	66	-	-	-	-
1.80%	$16,390	-	-	61	-	-	-	-
1.85%	$2,843	-	-	-	-	-	-	-
1.95%	$2,763	-	-	-	-	-	-	-
2.00%	$12,507	-	-	-	-	-	-	-
2.15%	$9,634	-	-	-	-	-	-	-

Totals	$5,868,794	$25,136	$7,182	$21,108	$988	$59	$205	$1,313

	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	14.0	4,420.0	4,067	3,100.0	7,868.0	3,702.0	1,460.0	-
1.00%	-	-	385	1,282.0	313.0	-	659.0	399.0
1.05%	-	129.0	-	429.0	844.0	40.0	-	1,793.0
1.10%	40.0	2,381.0	3,210	4,124.0	7,009.0	1,852.0	610.0	866.0
1.15%	-	3,061.0	951	4,038.0	3,212.0	3,041.0	459.0	-
1.20%	-	540.0	1,299	677.0	1,031.0	135.0	59.0	185.0
1.25%	-	1,440.0	1,578	665.0	539.0	162.0	-	-
1.30%	-	472.0	486	1,508.0	2,153.0	114.0	70.0	-
1.35%	-	128.0	743	98.0	182.0	49.0	-	-
1.40%	762.0	1,394.0	1,949	3,605.0	2,292.0	497.0	-	123.0
1.45%	-	11.0	169	-	685.0	342.0	-	-
1.50%	-	142.0	37	26.0	256.0	-	92.0	-
1.55%	-	311.0	2,222	522.0	1,294.0	223.0	-	-
1.60%	-	755.0	1,065	817.0	4,069.0	-	-	-
1.65%	-	160.0	237	268.0	117.0	-	-	-
1.70%	-	1,249.0	-	-	229.0	490.0	-	-
1.75%	-	33.0	214	-	1,087.0	-	8.0	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	168	-	36.0	-	-	-
1.95%	-	-	100	-	407.0	-	-	-
2.00%	-	-	-	-	-	1,825.0	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$816	$16,626	$18,880	$21,159	$33,623	$12,472	$3,417	$3,366

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	12,401	4,874	7,116	14,000	3,474	93	5,527	459
1.00%	4,910	563	4,062	2,053	840	-	1,050	52
1.05%	1,078	158	387	80	-	-	188	-
1.10%	24,236	1,815	3,476	7,840	2,133	1,053	1,088	948
1.15%	1,427	236	485	343	1,426	38	1,043	4
1.20%	624	181	109	54	116	15	1,655	56
1.25%	-	620	82	315	-	-	35	-
1.30%	238	39	1,586	183	508	-	618	-
1.35%	1,682	991	33	556	-	496	1,076	-
1.40%	159	428	1,657	2,228	284	-	2,358	532
1.45%	-	-	-	-	-	-	24	27
1.50%	323	815	342	120	-	-	27	-
1.55%	-	169	23	707	57	-	934	44
1.60%	-	41	14	-	-	-	269	-
1.65%	-	-	49	47	-	-	13	-
1.70%	-	-	114	53	-	-	25	-
1.75%	-	-	-	-	-	-	3	-
1.80%	-	1,118	439	1,009	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$47,078	$12,048	$19,974	$29,588	$8,838	$1,695	$15,933	$2,122

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	415.0	-	61.0	442.0	1,991.0	1,329.0	581.0	3,768.0
1.00%	109.0	-	109.0	-	-	-	1,239.0	3,710.0
1.05%	-	-	-	-	-	-	-	224.0
1.10%	1.0	70.0	219.0	324.0	6,712.0	133.0	2,762.0	5,095.0
1.15%	-	-	-	11,386.0	-	4,899.0	394.0	5,522.0
1.20%	-	-	-	230.0	-	-	-	191.0
1.25%	-	-	-	-	-	-	-	90.0
1.30%	-	-	-	-	120.0	-	39.0	6,641.0
1.35%	328.0	-	-	-	-	-	51.0	-
1.40%	-	-	-	-	1,183.0	-	76.0	635.0
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	175.0	-	164.0	457.0	-
1.55%	86.0	-	-	-	-	-	-	-
1.60%	-	-	-	-	520.0	-	-	-
1.65%	-	-	-	-	-	828.0	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	191.0
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$939	$70	$389	$12,557	$10,526	$7,353	$5,599	$26,067

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	553	722	49	2,045	2,087	172	25,286	11,162
1.00%	-	1,483	-	1,206	-	-	4,311	108
1.05%	-	-	-	130	-	-	461	2,126
1.10%	1,219	8,481	37	303	1,596	297	15,186	5,459
1.15%	-	-	-	13	670	75	5,203	7,372
1.20%	-	-	31	8	65	53	3,140	2,059
1.25%	-	87	-	-	21	-	1,982	2,957
1.30%	-	-	-	170	1,873	44	1,233	1,455
1.35%	-	25	48	1	-	-	2,292	564
1.40%	122	-	-	357	192	109	6,349	9,715
1.45%	-	-	-	-	-	-	782	1,454
1.50%	-	-	-	-	-	-	600	348
1.55%	-	-	-	316	33	-	1,772	1,665
1.60%	-	2,774	-	-	-	22	2,885	2,944
1.65%	-	-	-	-	-	125	523	3,840
1.70%	-	-	-	182	126	-	15	104
1.75%	-	-	-	-	-	-	238	-
1.80%	-	-	-	-	-	-	-	252
1.85%	-	-	-	-	-	-	115	215
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$1,894	$13,572	$165	$4,731	$6,663	$897	$72,373	$53,799

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	1,812	-	13,515	78,156	44,438	24,851	672	9,147
1.00%	-	192	491	6,408	2,030	4,273	-	764
1.05%	-	-	696	1,692	475	793	-	3,079
1.10%	7,176	111	14,148	69,785	29,338	26,127	3,940	5,653
1.15%	-	250	12,127	72,903	23,276	19,029	-	3,055
1.20%	-	88	12,323	17,658	11,189	5,077	-	1,011
1.25%	-	-	273	15,274	32,192	3,676	-	1,070
1.30%	36	-	8,264	25,869	2,424	8,071	-	1,551
1.35%	-	-	1,263	5,680	3,118	629	425	573
1.40%	-	-	5,379	65,332	36,377	15,695	-	3,121
1.45%	-	-	8	11,681	6,728	1,185	-	818
1.50%	-	161	307	1,516	507	1,369	533	-
1.55%	-	-	5,354	9,570	2,221	2,518	-	804
1.60%	-	-	3,859	50,533	14,345	13,634	-	2,826
1.65%	-	-	2,396	2,857	3,202	1,006	-	50
1.70%	724	-	45	1,059	2,063	1,603	-	-
1.75%	-	-	-	250	8,887	292	-	644
1.80%	-	-	37	1,977	2,836	-	-	-
1.85%	487	-	-	608	161	172	-	120
1.95%	-	-	-	508	120	-	-	-
2.00%	-	-	-	-	-	-	-	700
2.15%	-	-	652	-	-	774	-	862

Totals	$10,235	$802	$81,137	$439,316	$225,927	$130,774	$5,570	$35,848

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	76,884	256	-	1,492	-	11,755	164	676
1.00%	11,454	4	-	151	-	2,470	-	32
1.05%	896	-	-	-	-	1,036	-	191
1.10%	51,727	221	274	1,252	348	3,660	169	1,003
1.15%	20,079	12	-	400	110	2,330	-	103
1.20%	7,944	-	-	233	-	1,456	-	-
1.25%	5,265	-	-	-	-	706	38	-
1.30%	2,036	-	-	255	-	662	-	-
1.35%	2,393	9	-	42	-	254	-	-
1.40%	3,147	27	-	574	-	5,023	-	415
1.45%	1,942	-	-	28	-	31	-	-
1.50%	188	-	-	10	-	81	-	-
1.55%	1,894	-	-	17	-	1,922	605	-
1.60%	2,339	-	-	-	-	5,775	-	-
1.65%	201	-	-	-	-	330	-	-
1.70%	665	-	-	-	-	325	-	-
1.75%	323	-	-	-	-	308	-	-
1.80%	840	-	-	-	-	205	-	-
1.85%	6	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	481	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$190,704	$529	$274	$4,454	$458	$38,329	$976	$2,420

	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,440	132	3,478	1,323	4,405	1,160	5,346	154,107
1.00%	384	-	442	-	206	-	-	87,428
1.05%	53	-	312	-	41	-	-	29,568
1.10%	1,874	844	2,269	1,654	3,836	531	7,938	57,846
1.15%	817	-	1,524	-	2,607	208	-	17,808
1.20%	73	-	803	-	907	-	-	10,420
1.25%	1,014	-	340	-	165	-	-	7,273
1.30%	19	-	642	-	520	-	134,273	10,690
1.35%	89	-	208	83	50	-	1,173	5,554
1.40%	730	-	669	-	1,092	438	555,056	16,200
1.45%	-	-	49	-	34	-	5,951	5,104
1.50%	-	-	40	138	56	-	6,621	2,263
1.55%	247	-	869	-	2,358	29	-	9,227
1.60%	385	-	618	-	320	-	-	7,503
1.65%	57	-	19	-	26	-	-	2,811
1.70%	-	-	1,236	-	37	-	-	2,873
1.75%	-	-	640	-	210	-	-	673
1.80%	-	-	3	-	207	-	-	1,266
1.85%	-	-	-	-	-	-	-	98
1.95%	-	-	-	-	135	-	-	901
2.00%	-	-	-	-	335	-	-	477
2.15%	1,089	-	-	-	-	-	-	903

Totals	$9,271	$976	$14,161	$3,198	$17,547	$2,366	$716,358	$430,993

	NVTIV3	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVMCSS	DVSCS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	571	6,398	6,235	1,101	1,997	8,747	46	634
1.00%	22	113	806	146	-	2,117	-	-
1.05%	113	94	79	30	-	1,744	-	-
1.10%	80	2,600	7,243	468	2,847	9,223	-	2,144
1.15%	62	491	2,410	845	1,108	2,668	-	36
1.20%	-	500	1,035	44	253	1,066	-	94
1.25%	-	637	2,081	71	-	1,406	-	-
1.30%	-	402	1,590	84	611	627	-	-
1.35%	9	836	579	20	4	474	-	280
1.40%	64	2,732	2,355	718	840	7,276	801	-
1.45%	-	-	83	-	-	103	-	-
1.50%	-	87	71	-	47	124	-	-
1.55%	-	988	766	351	701	2,752	-	-
1.60%	-	39	417	1,306	777	1,666	-	-
1.65%	-	24	313	36	162	26	-	-
1.70%	-	-	-	315	-	847	-	-
1.75%	-	6	360	-	-	125	-	-
1.80%	-	361	-	36	-	561	-	-
1.85%	-	-	184	-	-	-	-	-
1.95%	-	-	-	73	-	124	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	1,135	289	-	518	-	-

Totals	$921	$16,308	$27,742	$5,933	$9,347	$42,194	$847	$3,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FCA2S	FHIBS	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,966	6,331	564	3,289	6,350	-	4,968	-
1.00%	419	2,805	-	-	9,997	-	2,492	-
1.05%	109	124	-	-	31	-	337	-
1.10%	2,430	7,908	562	12,865	10,843	-	2,433	-
1.15%	2,159	5,824	-	-	2,087	-	1,651	-
1.20%	518	1,181	67	7	1,905	-	1,802	-
1.25%	128	836	-	-	2,529	-	956	-
1.30%	239	1,729	46	-	4,220	23,080	2,587	15,116
1.35%	257	1,171	53	1,164	833	-	302	-
1.40%	176	4,036	-	637	2,680	119,301	1,199	82,837
1.45%	-	131	-	-	18	2,177	438	439
1.50%	-	394	560	1,072	557	5,857	48	3,481
1.55%	-	1,654	-	193	494	-	962	-
1.60%	368	3,691	-	-	899	-	270	-
1.65%	160	212	-	-	27	-	161	-
1.70%	15	888	-	-	527	-	217	-
1.75%	-	5	-	-	609	-	696	-
1.80%	-	68	-	-	78	-	1,007	-
1.85%	-	-	-	-	13	-	32	-
1.95%	-	-	-	-	-	-	42	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$9,944	$38,988	$1,852	$19,227	$44,697	$150,415	$22,600	$101,873

	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2	FBP	FBS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	-	3,730	2,306	-	6,438	3,601	-	13,889
1.00%	-	3,328	1,670	-	4,997	2,389	-	10,780
1.05%	-	149	1	-	4,689	-	-	1,638
1.10%	-	110	55	-	-	150	-	438
1.15%	-	-	-	-	-	2,104	-	-
1.20%	-	45	12	-	-	163	-	-
1.25%	-	22	34	-	-	113	-	-
1.30%	3,316	-	-	3,607	-	-	27,925	-
1.35%	-	-	-	-	-	-	-	-
1.40%	16,849	355	14	32,011	-	406	154,840	-
1.45%	16	-	121	525	-	86	1,360	-
1.50%	155	-	-	182	-	223	3,569	-
1.55%	-	-	26	-	-	-	-	-
1.60%	-	-	128	-	-	202	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$20,336	$7,739	$4,367	$36,325	$16,124	$9,437	$187,694	$26,745

	FB2	FDCA2	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,994	5,293	1,758	42,139	34,913	-	29,123	13,877
1.00%	4,784	1,045	84	18,016	7,706	-	23,308	4,436
1.05%	53	400	135	10,497	821	-	16,776	1,363
1.10%	5,821	4,532	-	11,110	26,969	-	-	8,140
1.15%	1,033	659	-	-	14,718	-	-	2,276
1.20%	158	427	61	546	4,284	-	71	1,683
1.25%	1,272	1,476	-	169	11,493	-	381	3,350
1.30%	36	43	-	115	3,961	13,091	15	1,855
1.35%	78	98	-	2,214	6,257	-	-	355
1.40%	1,230	2,092	-	1,116	6,612	62,606	-	2,499
1.45%	129	-	-	1,975	506	2,000	-	430
1.50%	193	362	-	828	663	1,614	-	-
1.55%	-	50	-	-	4,461	-	-	324
1.60%	913	63	-	-	2,018	-	-	2,286
1.65%	-	-	-	-	1,513	-	-	-
1.70%	-	-	-	-	2,028	-	-	-
1.75%	-	-	-	-	503	-	-	369
1.80%	-	-	-	-	359	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	5,461	-	-	461	-	-	-
2.15%	-	-	-	-	708	-	-	708

Totals	$18,694	$22,001	$2,038	$88,725	$130,954	$79,311	$69,674	$43,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	-	47,721.0	27,112.0	-	18,722.0	7,541.0	2,682.0	1,927.0
1.00%	-	32,105.0	10,002.0	-	10,027.0	2,587.0	328.0	531.0
1.05%	-	13,937.0	1,154.0	-	4,004.0	1,397.0	-	1,294.0
1.10%	-	477.0	17,995.0	-	278.0	5,400.0	2,429.0	-
1.15%	-	-	7,854.0	-	-	4,278.0	817.0	-
1.20%	-	441.0	3,824.0	-	36.0	680.0	714.0	-
1.25%	-	657.0	1,879.0	-	-	979.0	44.0	-
1.30%	30,495.0	37.0	834.0	-	-	389.0	1,200.0	-
1.35%	-	75.0	1,818.0	-	-	85.0	37.0	-
1.40%	105,733.0	158.0	7,115.0	12,052.0	-	1,025.0	649.0	-
1.45%	3,671.0	26.0	630.0	491.0	1,180.0	5.0	-	-
1.50%	6,690.0	633.0	996.0	893.0	726.0	295.0	-	-
1.55%	-	-	2,606.0	-	-	932.0	2,007.0	-
1.60%	-	86.0	1,237.0	-	-	256.0	-	-
1.65%	-	266.0	418.0	-	-	43.0	-	-
1.70%	-	-	1,015.0	-	-	-	19.0	-
1.75%	-	-	383.0	-	-	14.0	-	-
1.80%	-	-	136.0	-	-	91.0	16.0	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$146,589	$96,619	$87,008	$13,436	$34,973	$25,997	$10,942	$3,752

	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	54,353	25,299	-	41,676	52,950	12,905	-	10,169
1.00%	37,207	15,519	-	18,919	15,723	3,560	-	5,524
1.05%	9,886	11,036	-	5,311	1,289	2,595	-	1,170
1.10%	9,066	6,021	-	115	40,820	1,062	-	171
1.15%	1,350	2,458	-	-	8,611	651	-	-
1.20%	1,183	675	-	588	5,767	87	-	60
1.25%	551	93	-	128	3,622	-	-	69
1.30%	24,531	14,144	35,258	-	5,289	9,470	22,051	12
1.35%	233	30	-	-	2,517	-	-	-
1.40%	113,165	59,681	-	-	9,770	36,134	93,060	-
1.45%	3,760	2,899	-	1,696	1,919	200	1,058	620
1.50%	4,087	203	-	-	1,205	6,097	999	-
1.55%	439	377	-	-	5,645	-	-	-
1.60%	130	-	-	-	1,994	-	-	-
1.65%	559	-	-	276	867	-	-	-
1.70%	337	62	-	-	674	-	-	-
1.75%	-	-	-	-	720	-	-	-
1.80%	-	-	-	-	2,519	-	-	-
1.85%	-	-	-	47	-	-	-	-
1.95%	-	-	-	-	80	-	-	-
2.00%	-	-	-	-	339	-	-	-
2.15%	-	-	-	-	554	-	-	-

Totals	$260,837	$138,497	$35,258	$68,756	$162,874	$72,761	$117,168	$17,795

	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	5,447.0	5,918.0	1,244.0	770.0	959.0	1,536.0	317.0	1,523.0
1.00%	4,899.0	1,652.0	564.0	102.0	-	567.0	48.0	125.0
1.05%	-	23.0	107.0	725.0	-	35.0	-	-
1.10%	2,930.0	4,465.0	727.0	2,437.0	431.0	-	-	969.0
1.15%	910.0	757.0	-	-	-	-	-	1,043.0
1.20%	571.0	1,103.0	-	27.0	63.0	-	-	569.0
1.25%	202.0	336.0	-	-	-	-	-	16.0
1.30%	96.0	1,944.0	-	-	-	-	-	-
1.35%	27.0	122.0	27.0	118.0	-	-	-	68.0
1.40%	885.0	954.0	-	495.0	-	-	-	966.0
1.45%	-	-	1,221.0	201.0	-	-	-	18.0
1.50%	223.0	206.0	-	-	-	-	-	44.0
1.55%	699.0	484.0	-	-	-	-	-	62.0
1.60%	223.0	21.0	-	-	-	-	-	-
1.65%	148.0	12.0	-	-	-	-	-	-
1.70%	102.0	96.0	-	-	-	-	-	-
1.75%	-	141.0	-	8.0	-	-	-	80.0
1.80%	-	-	-	-	-	-	-	218.0
1.85%	191.0	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	1,169.0	-	-	-	-	-	-
2.15%	360.0	-	-	-	-	-	-	342.0

Totals	$17,913	$19,403	$3,890	$4,883	$1,453	$2,138	$365	$6,043

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVRDI	TIF	FTVFA2	AMSRS	OVGS	OVGSS	OVGIS	OVSC

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,110	135	1,074	1,518	535	8,430	15,022	657
1.00%	-	-	431	395	-	2,071	694	-
1.05%	-	71	-	-	-	292	-	178
1.10%	8,737	1,422	1,878	56	1,448	10,807	14,476	3,800
1.15%	173	-	1,640	55	-	6,242	5,720	-
1.20%	101	-	231	-	47	995	2,559	9
1.25%	-	-	-	145	-	1,348	2,008	-
1.30%	67	-	56	64	-	2,230	1,714	-
1.35%	936	102	1	-	123	887	1,190	46
1.40%	8	-	979	59	-	3,093	4,799	-
1.45%	-	-	95	-	-	119	1,492	-
1.50%	415	-	-	172	249	55	214	-
1.55%	-	-	-	-	-	1,889	1,478	-
1.60%	-	-	-	-	-	1,907	3,029	-
1.65%	-	-	-	-	-	469	566	-
1.70%	-	-	-	201	-	-	35	-
1.75%	-	-	-	-	-	8	313	-
1.80%	-	-	-	-	-	-	269	-
1.85%	-	-	-	-	-	-	2	-
1.95%	-	-	-	-	-	227	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	349	-

Totals	$12,547	$1,730	$6,385	$2,665	$2,402	$41,069	$55,929	$4,690

	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVGIB	PVTIGB

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	430.0	511.0	17,423.0	527.0	3,924.0	-	421.0	170.0
1.00%	127.0	-	2,535.0	170.0	3,480.0	-	-	-
1.05%	354.0	-	249.0	-	102.0	-	-	-
1.10%	1,708.0	1,497.0	11,367.0	687.0	1,703.0	-	383.0	913.0
1.15%	154.0	-	7,672.0	55.0	127.0	-	52.0	-
1.20%	868.0	-	2,304.0	-	53.0	-	108.0	-
1.25%	-	-	2,870.0	-	550.0	-	-	-
1.30%	33.0	-	4,422.0	-	608.0	-	322.0	-
1.35%	1,381.0	18.0	1,237.0	917.0	1,708.0	4.0	5.0	157.0
1.40%	618.0	51.0	2,471.0	2,918.0	204.0	515.0	85.0	-
1.45%	-	-	159.0	-	-	-	-	-
1.50%	1.0	344.0	415.0	-	151.0	-	-	-
1.55%	-	-	697.0	-	256.0	-	-	-
1.60%	-	-	3,467.0	-	-	-	15.0	-
1.65%	-	-	674.0	-	-	-	-	-
1.70%	-	-	293.0	-	-	-	-	-
1.75%	-	-	350.0	311.0	332.0	-	-	-
1.80%	-	-	9.0	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	775.0	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$6,449	$2,421	$58,614	$5,585	$13,198	$519	$1,391	$1,240

	PVTSCB	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	252	894	5,571	12,145	356	2,239	742	101
1.00%	-	270	505	2,150	-	372	-	-
1.05%	-	-	15	98	-	-	-	-
1.10%	312	2,482	4,617	16,915	1,233	2,261	299	1,378
1.15%	-	41	2,624	4,047	-	487	436	28
1.20%	-	358	479	1,249	-	34	109	-
1.25%	-	836	3,075	3,598	-	166	-	-
1.30%	-	2,520	1,716	2,186	-	201	111	-
1.35%	84	150	228	770	101	2	69	165
1.40%	-	1,749	3,846	8,091	-	1,555	10	-
1.45%	-	-	82	197	-	119	-	-
1.50%	97	83	-	-	-	-	-	-
1.55%	-	57	1,013	1,100	-	466	78	-
1.60%	-	-	865	851	-	477	80	-
1.65%	-	-	121	494	-	-	34	-
1.70%	-	-	240	378	-	114	51	-
1.75%	-	-	817	968	-	245	48	-
1.80%	-	-	113	63	-	234	2	-
1.85%	-	-	188	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	391	-	-	-	-

Totals	$745	$9,440	$26,115	$55,691	$1,690	$8,972	$2,069	$1,672

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	VWHAS	VWHA	WRASP	WFVSCG	OVGS3	OVGS4	HIBF3	GEM6

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	923	1,882	3,531	777	246	2,174	51	1,908
1.00%	-	1,000	1,807	569	-	892	-	481
1.05%	-	-	116	1,715	-	161	-	21
1.10%	378	671	4,910	290	687	2,059	491	494
1.15%	-	22	1,277	21	-	804	17	344
1.20%	-	-	491	-	15	236	7	715
1.25%	-	-	-	-	-	439	-	16
1.30%	20	54	490	-	-	474	-	285
1.35%	859	-	3,010	15	43	371	225	467
1.40%	1,432	683	2,572	657	-	351	-	1,315
1.45%	-	92	55	-	-	6	-	6
1.50%	-	-	450	-	170	26	-	12
1.55%	-	-	326	-	-	599	-	409
1.60%	-	-	164	-	-	228	-	5
1.65%	-	-	7	-	-	29	-	6
1.70%	-	-	167	-	-	-	-	11
1.75%	-	340	444	-	-	4	-	1
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	46	-	-
2.00%	-	-	-	-	-	364	-	120
2.15%	-	-	-	-	-	-	-	-

Totals	$3,612	$4,744	$19,817	$4,044	$1,161	$9,263	$791	$6,616

	GVDIV3	GVDIV6

0.40%	$-	$-
0.95%	-	641
1.00%	-	73
1.05%	-	-
1.10%	147	738
1.15%	-	190
1.20%	-	148
1.25%	-	-
1.30%	-	110
1.35%	-	20
1.40%	-	41
1.45%	-	13
1.50%	-	5
1.55%	-	8
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.85%	-	-
1.95%	-	-
2.00%	-	-
2.15%	-	-

Totals	$147	$1,987

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $2,254,232 and $2,379,491 , respectively, and total transfers from the Account to the fixed account were $9,142,968 and $9,867,403 , respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $378,570 and $342,890 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$472,140,801	$-	$-	$472,140,801

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$430,939	$244,802
Stock Index Fund, Inc. - Initial Shares (DSIF)	32,041	159,776
Stock Index Fund, Inc. - Service Shares (DSIFS)	266,939	695,591
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	7,375	9,268
Floating-Rate Income Fund (ETVFR)	48,631	28,595
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	3,501	13,641
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	41,245	48,353
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	122,090	1,055
Investors Growth Stock Series - Service Class (MIGSC)	87,852	236,085
Mid Cap Growth Series - Service Class (MMCGSC)	191,472	355,450
New Discovery Series - Service Class (MNDSC)	391,029	677,704
Value Series - Service Class (MVFSC)	260,810	632,395
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	415,352	170,698
Core Plus Fixed Income Portfolio - Class II (MSVF2)	197,033	193,492
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	89,263	50,875
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	197,976	935,622
American Funds NVIT Bond Fund - Class II (GVABD2)	49,142	306,092
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	88,918	312,707
American Funds NVIT Growth Fund - Class II (GVAGR2)	18,460	529,950
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	29,387	136,589
Federated NVIT High Income Bond Fund - Class I (HIBF)	227,627	35,434
NVIT Emerging Markets Fund - Class II (GEM2)	1,827,325	436,678
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	31,391	5,768
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	14,241	50,806
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	65	72
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	29,279	35,419
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	80,118	56,489
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	154,502	222,415
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	94,614	77,224
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	55,084	190,979
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	284,145	903,613
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	54,536	59,552
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	270,945	159,636
NVIT Core Bond Fund - Class I (NVCBD1)	625	18,090
NVIT Core Bond Fund - Class II (NVCBD2)	315,319	228,191
NVIT Core Plus Bond Fund - Class II (NVLCP2)	49,997	120,095
NVIT Nationwide Fund - Class II (TRF2)	627	48,555
NVIT Government Bond Fund - Class I (GBF)	580,730	1,521,497
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	501,268	1,249,002
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	86,150	253,302
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	2,446	34,845
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	679,387	949,579
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	780,170	6,351,069
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	451,210	2,741,918
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	519,541	2,851,522
NVIT Mid Cap Index Fund - Class I (MCIF)	38,046	120,392
NVIT Mid Cap Index Fund - Class II (MCIF2)	283,379	643,976
NVIT Money Market Fund - Class I (SAM)	4,028,841	7,562,731
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	14,467	48,336
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	42,849	9,427
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	677,598	113,664
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,949	10,557
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	421,917	835,879
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	13,197	49,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	140,469	17,746
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	142,785	197,790
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,239	29,804
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	129,738	203,546
NVIT Multi-Manager Small Company Fund - Class I (SCF)	47,646	42,193
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	239,588	459,814
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,690	115,757
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,873,706	7,374,469
NVIT Large Cap Growth Fund - Class II (NVOLG2)	4,676,636	5,700,670

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Templeton NVIT International Value Fund - Class III (NVTIV3)	39,040	89,677
NVIT Real Estate Fund - Class II (NVRE2)	915,415	464,771
VPS Growth and Income Portfolio - Class B (ALVGIB)	35,680	390,087
VPS International Value Portfolio - Class B (ALVIVB)	15,271	47,378
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	45,358	232,361
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	441,153	795,488
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	115,136	838
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	23,526	57,159
Managed Tail Risk Fund II: Service Shares (FCA2S)	197,724	213,816
High Income Bond Fund II - Service Shares (FHIBS)	224,287	726,574
Kaufmann Fund II - Primary Shares (FVK2)	40,696	75,430
Quality Bond Fund II - Primary Shares (FQB)	81,219	333,700
Quality Bond Fund II - Service Shares (FQBS)	275,783	643,513
Equity-Income Portfolio - Initial Class (FEIP)	568,341	2,025,117
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	43,446	338,756
High Income Portfolio - Initial Class (FHIP)	390,289	1,436,902
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	45,215	458,550
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	9,349	140,259
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	3,683	30,861
VIP Asset Manager Portfolio - Initial Class (FAMP)	350,174	645,243
VIP Asset Manager Portfolio - Service Class (FAMS)	102,413	127,079
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	54,637	314,675
VIP Balanced Portfolio - Initial Class (FBP)	2,024,216	1,828,723
VIP Balanced Portfolio - Service Class (FBS)	425,084	690,359
VIP Balanced Portfolio - Service Class 2 (FB2)	255,668	239,099
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	538,118	375,412
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	18,325	34,549
VIP Equity-Income Portfolio - Service Class (FEIS)	501,067	1,452,165
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	589,692	1,852,486
VIP Growth & Income Portfolio - Initial Class (FGIP)	262,576	1,155,079
VIP Growth & Income Portfolio - Service Class (FGIS)	245,241	1,662,269
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	126,855	404,504
VIP Growth Portfolio - Initial Class (FGP)	104,490	1,894,074
VIP Growth Portfolio - Service Class (FGS)	228,698	2,069,883
VIP Growth Portfolio - Service Class 2 (FG2)	760,897	1,805,872
VIP High Income Portfolio - Initial Class R (FHIPR)	247,336	183,386
VIP High Income Portfolio - Service Class (FHIS)	186,845	656,145
VIP High Income Portfolio - Service Class 2 (FHI2)	129,639	254,666
VIP High Income Portfolio - Service Class 2R (FHI2R)	105,201	459,833
VIP High Income Portfolio - Service Class R (FHISR)	70,160	179,008
VIP Index 500 Portfolio - Initial Class (FIP)	1,121,563	3,444,889
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	700,972	2,479,006
VIP Mid Cap Portfolio - Initial Class (FMCP)	154,072	506,101
VIP Mid Cap Portfolio - Service Class (FMCS)	217,145	829,516
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	417,534	2,211,278
VIP Money Market Portfolio - Initial Class (FMMP)	2,059,386	3,380,393
VIP Overseas Portfolio - Initial Class (FOP)	219,389	1,150,557
VIP Overseas Portfolio - Service Class (FOS)	21,723	258,609
VIP Overseas Portfolio - Service Class 2 (FO2)	20,229	184,716
VIP Overseas Portfolio - Service Class 2 R (FO2R)	116,561	661,200
VIP Overseas Portfolio - Service Class R (FOSR)	4,142	66,156
VIP Value Portfolio - Service Class 2 (FV2)	26,471	44,602
VIP Value Strategies Portfolio - Service Class (FVSS)	24,236	83,259
VIP Value Portfolio - Service Class (FVS)	11,785	7,822
VIP Growth Strategies Portfolio - Service Class (FAGRS)	161	3,421
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)	6,541	60,549
Rising Dividends Securities Fund - Class 1 (FTVRDI)	89,324	147,200
Templeton Foreign Securities Fund - Class 1 (TIF)	3,341	25,828
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	121,636	61,165
Socially Responsive Portfolio - I Class Shares (AMSRS)	827	90,040
Global Securities Fund/VA - Non-Service Shares (OVGS)	342,983	98,242
Global Securities Fund/VA - Service Class (OVGSS)	2,612,352	417,983
Main Street Fund(R)/VA - Service Class (OVGIS)	186,736	737,468
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	65,906	40,544
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	201,171	103,116
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	24,160	38,284
Global Strategic Income Fund/VA: Service Shares (OVSBS)	316,495	1,062,414
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	12,971	449,749
Low Duration Portfolio - Advisor Class (PMVLAD)	46,130	317,026
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	70,858	512
VT Growth & Income Fund: Class IB (PVGIB)	24,208	22,200
VT International Equity Fund: Class IB (PVTIGB)	2,774	16,421
VT Small Cap Value Fund: Class IB (PVTSCB)	21,881	34,564
VT Voyager Fund: Class IB (PVTVB)	49,292	241,000
VI American Franchise Fund - Series II Shares (ACEG2)	28,379	418,221
VI Comstock Fund - Series II Shares (ACC2)	94,460	666,296
VI Core Equity Fund - Series I Shares (AVGI)	27,561	149,134
VI Core Equity Fund - Series II Shares (AVCE2)	21,118	200,069
VI International Growth Fund - Series II Shares (AVIE2)	2,420	109,914
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	16,317	23,660
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	433,619	224,444
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	400	19,766
Variable Insurance Portfolios - Asset Strategy (WRASP)	280,024	1,128,762
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	252,905	42,798
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	2,158	321,587
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)	41,335	2,613,444
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	5,324	224,159
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)	18,698	1,881,117
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	1,012	43,243
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)	54,985	625,688

Total	$48,282,150	$102,630,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners' equity presented below may not agree to the contract owners' equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.95% to 1.60%	140,339	$15.65 to $ 15.08	$2,170,823	2.22%	0.96% to 0.30%
2013	0.95% to 1.70%	142,150	15.50 to 14.96	2,183,074	0.97%	13.33% to 12.47%
2012	0.95% to 1.70%	168,317	13.68 to 13.30	2,286,916	1.32%	8.92% to 8.09%
2011	0.95% to 1.70%	223,926	12.56 to 12.30	2,799,332	2.60%	-4.55% to -5.27%
2010	0.95% to 1.60%	140,639	13.16 to 13.01	1,845,529	1.47%	8.72% to 8.01%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.95% to 1.50%	29,638	22.01 to 20.52	641,174	1.72%	12.35% to 11.72%
2013	0.95% to 1.50%	36,717	19.59 to 18.37	707,651	1.83%	30.77% to 30.05%
2012	0.95% to 1.50%	50,707	14.98 to 14.12	748,654	1.99%	14.64% to 14.00%
2011	0.95% to 1.55%	60,844	13.07 to 10.16	784,413	1.72%	0.91% to 0.36%
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2014	0.95% to 1.80%	74,895	24.14 to 21.83	1,779,961	1.49%	12.03% to 11.07%
2013	0.95% to 1.80%	95,774	21.55 to 19.66	2,029,663	1.62%	30.45% to 29.34%
2012	0.95% to 1.80%	104,351	16.52 to 15.20	1,684,440	1.77%	14.37% to 13.39%
2011	0.95% to 1.80%	133,351	14.44 to 13.40	1,891,826	1.56%	0.66% to -0.21%
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.95% to 1.10%	4,685	20.10 to 19.72	92,610	1.07%	12.37% to 12.20%
2013	0.95% to 1.10%	5,119	17.89 to 17.58	90,206	1.31%	33.07% to 32.87%
2012	0.95% to 1.10%	6,697	13.44 to 13.23	88,907	0.85%	10.91% to 10.74%
2011	0.95% to 1.10%	8,467	12.12 to 11.95	101,540	1.05%	-0.06% to -0.21%
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
Floating-Rate Income Fund (ETVFR)
2014	1.20%	1,982	9.92	19,659	0.84%	-0.81%	****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.95% to 1.10%	1,255	14.18 to 14.12	17,737	0.00%	7.01% to 6.85%
2013	0.95% to 1.10%	2,029	13.25 to 13.22	26,827	0.40%	35.71% to 35.51%
2012	0.95% to 1.10%	2,807	9.76 to 9.75	27,392	0.00%	-2.36% to -2.46%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.95% to 1.40%	7,694	14.09 to 13.92	107,898	0.00%	6.67% to 6.18%
2013	0.95% to 1.35%	8,055	13.21 to 13.12	106,042	0.21%	35.31% to 34.76%
2012	0.95% to 1.35%	10,573	9.76 to 9.74	103,100	0.00%	-2.36% to -2.63%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.95% to 1.40%	11,025	9.48 to 9.45	104,191	1.76%	-5.24% to -5.53%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	0.95% to 1.75%	80,623	18.49 to 16.65	1,448,160	0.28%	10.06% to 9.17%
2013	0.95% to 1.75%	93,353	16.80 to 15.26	1,528,763	0.41%	28.82% to 27.78%
2012	0.95% to 1.75%	117,108	13.04 to 11.94	1,489,341	0.22%	15.57% to 14.64%
2011	0.95% to 1.75%	127,908	11.28 to 10.41	1,409,468	0.25%	-0.58% to -1.38%
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
Mid Cap Growth Series - Service Class (MMCGSC)
2014	0.95% to 1.95%	110,623	14.69 to 12.89	1,573,254	0.00%	7.53% to 6.44%
2013	0.95% to 1.95%	134,673	13.66 to 12.11	1,783,856	0.00%	35.91% to 34.54%
2012	0.95% to 1.95%	154,064	10.05 to 9.00	1,507,545	0.00%	15.31% to 14.15%
2011	0.95% to 1.95%	184,236	8.72 to 7.89	1,569,063	0.00%	-7.05% to -7.99%
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
New Discovery Series - Service Class (MNDSC)
2014	0.95% to 1.65%	70,878	21.01 to 19.17	1,450,278	0.00%	-8.37% to -9.02%
2013	0.95% to 1.65%	102,483	22.93 to 21.08	2,287,169	0.00%	39.88% to 38.89%
2012	0.95% to 1.65%	107,570	16.39 to 15.17	1,721,451	0.00%	19.75% to 18.90%
2011	0.95% to 1.65%	134,957	13.69 to 12.76	1,808,690	0.00%	-11.34% to -11.97%
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
Value Series - Service Class (MVFSC)
2014	0.95% to 1.95%	115,716	23.88 to 20.96	2,678,875	1.29%	9.16% to 8.05%
2013	0.95% to 1.95%	136,730	21.88 to 19.40	2,904,326	0.99%	34.31% to 32.95%
2012	0.95% to 1.95%	169,504	16.29 to 14.59	2,689,342	1.35%	14.78% to 13.62%
2011	0.95% to 1.95%	211,567	14.19 to 12.84	2,920,837	1.18%	-1.41% to -2.40%
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.95% to 2.00%	64,727	15.24 to 14.51	975,119	1.90%	0.17% to -0.89%
2013	0.95% to 1.70%	48,519	15.22 to 14.80	734,361	1.27%	26.42% to 25.47%
2012	0.95% to 1.70%	28,442	12.04 to 11.80	340,574	1.53%	14.83% to 13.96%
2011	0.95% to 1.70%	23,076	10.48 to 10.35	241,030	1.42%	-2.71% to -3.44%
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	0.95% to 1.75%	22,321	$13.88 to $ 12.62	$306,541	2.93%	6.54% to 5.68%
2013	0.95% to 1.75%	23,731	13.02 to 11.94	305,880	3.03%	-1.52% to -2.32%
2012	0.95% to 1.75%	28,028	13.23 to 12.23	366,476	4.57%	8.15% to 7.28%
2011	0.95% to 1.75%	36,118	12.23 to 11.40	437,411	3.52%	4.40% to 3.56%
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	1.00% to 1.20%	14,648	22.95 to 22.68	334,779	1.88%	11.82% to 11.59%
2013	1.00% to 1.40%	14,663	20.52 to 20.14	299,895	2.69%	30.36% to 29.83%
2012	1.00% to 1.40%	2,136	15.74 to 15.51	33,462	1.00%	13.30% to 12.84%
2011	1.10% to 1.40%	896	13.86 to 13.75	12,333	1.49%	-0.62% to -0.92%
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.95% to 1.50%	273,288	15.14 to 14.43	4,099,195	0.90%	3.99% to 3.42%
2013	0.95% to 1.50%	323,074	14.56 to 13.95	4,663,034	1.27%	22.11% to 21.44%
2012	0.95% to 1.70%	349,039	11.92 to 11.33	4,121,963	1.30%	14.61% to 13.74%
2011	0.95% to 1.65%	412,268	10.40 to 9.99	4,258,036	1.43%	-0.03% to -0.73%
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.95% to 1.80%	83,864	12.15 to 11.27	1,002,287	1.15%	3.98% to 3.09%
2013	0.95% to 1.80%	106,248	11.68 to 10.94	1,226,093	1.63%	-3.50% to -4.33%
2012	0.95% to 1.80%	145,295	12.11 to 11.43	1,741,630	2.07%	3.97% to 3.07%
2011	0.95% to 1.80%	166,344	11.65 to 11.09	1,921,571	2.36%	4.72% to 3.83%
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.95% to 1.80%	112,401	16.01 to 14.86	1,779,169	0.70%	0.87% to 0.00%
2013	0.95% to 1.80%	126,264	15.87 to 14.86	1,986,456	0.38%	27.42% to 26.33%
2012	0.95% to 1.80%	147,651	12.46 to 11.76	1,825,283	0.86%	20.92% to 19.88%
2011	0.95% to 1.80%	163,280	10.30 to 9.81	1,670,876	1.01%	-10.17% to -10.94%
2010	0.95% to 1.80%	210,497	11.47 to 11.02	2,400,484	0.85%	10.24% to 9.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.95% to 1.80%	177,632	15.31 to 14.21	2,693,013	0.43%	7.04% to 6.12%
2013	0.95% to 1.80%	211,865	14.31 to 13.39	3,005,839	0.32%	28.38% to 27.28%
2012	0.95% to 1.80%	227,329	11.14 to 10.52	2,515,127	0.21%	16.28% to 15.28%
2011	0.95% to 1.80%	261,053	9.58 to 9.13	2,483,268	0.27%	-5.59% to -6.40%
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.95% to 1.55%	60,623	13.85 to 13.22	832,992	0.79%	9.18% to 8.52%
2013	0.95% to 1.55%	69,286	12.69 to 12.18	873,349	1.05%	31.71% to 30.91%
2012	0.95% to 1.55%	69,933	9.63 to 9.31	670,502	1.00%	15.95% to 15.24%
2011	0.95% to 1.55%	79,874	8.31 to 8.08	660,733	1.08%	-3.16% to -3.75%
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.95% to 1.35%	18,526	9.87 to 9.84	182,547	3.93%	-1.31% to -1.59%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2014	0.95% to 1.75%	65,863	25.51 to 22.98	1,640,044	1.26%	-6.63% to -7.38%
2013	0.95% to 1.60%	11,457	27.33 to 25.27	308,668	0.95%	-0.52% to -1.18%
2012	0.95% to 1.60%	13,083	27.47 to 25.57	354,705	0.19%	15.88% to 15.11%
2011	0.95% to 1.60%	18,184	23.71 to 22.21	426,905	0.43%	-23.33% to -23.83%
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.95% to 1.55%	20,275	9.15 to 8.79	183,256	3.90%	-1.66% to -2.26%
2013	0.95% to 1.55%	18,072	9.31 to 8.99	166,397	0.54%	16.45% to 15.74%
2012	0.95% to 1.55%	17,583	7.99 to 7.77	139,291	0.60%	14.13% to 13.44%
2011	0.95% to 1.55%	19,969	7.00 to 6.85	138,662	0.58%	-10.85% to -11.39%
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2014	0.95% to 1.35%	6,116	13.48 to 13.12	81,695	0.75%	5.55% to 5.12%
2013	0.95% to 1.55%	10,248	12.77 to 12.34	128,493	1.60%	42.17% to 41.31%
2012	1.00% to 1.35%	2,062	8.96 to 8.81	18,185	0.52%	15.66% to 15.25%
2011	1.00% to 1.35%	6,528	7.75 to 7.65	50,267	0.43%	-12.54% to -12.85%
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	1.10%	447	15.46	6,909	1.00%	9.39%
2013	1.10%	447	14.13	6,316	1.02%	37.24%
2012	1.10%	288	10.30	2,965	0.49%	10.27%
2011	0.95% to 1.10%	676	9.39 to 9.34	6,341	0.52%	-4.10% to -4.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	1.00% to 1.10%	2,044	$15.46 to $ 15.35	$31,454	1.47%	9.40% to 9.29%
2013	1.00% to 1.10%	2,346	14.13 to 14.05	33,022	0.73%	37.17% to 37.03%
2012	0.95% to 1.10%	1,429	10.32 to 10.25	14,690	6.25%	10.32% to 10.16%
2011	0.95% to 1.10%	3,525	9.36 to 9.31	32,885	0.63%	-4.18% to -4.33%
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.95% to 1.20%	84,576	13.15 to 12.93	1,097,895	2.05%	3.50% to 3.24%
2013	0.95% to 1.50%	87,629	12.70 to 12.31	1,100,352	0.75%	28.25% to 27.53%
2012	0.95% to 1.50%	10,678	9.91 to 9.65	104,642	1.19%	15.05% to 14.41%
2011	0.95% to 1.20%	5,865	8.61 to 8.53	50,336	2.37%	-7.27% to -7.50%
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.95% to 1.60%	72,029	12.99 to 12.44	925,805	2.26%	3.31% to 2.63%
2013	0.95% to 1.60%	80,386	12.58 to 12.12	1,000,844	1.39%	13.57% to 12.82%
2012	0.95% to 1.70%	119,404	11.08 to 10.69	1,312,131	2.03%	10.00% to 9.17%
2011	0.95% to 1.70%	62,474	10.07 to 9.79	626,056	2.50%	-2.28% to -3.02%
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.95% to 1.65%	49,582	13.24 to 12.63	648,370	2.48%	3.70% to 2.97%
2013	0.95% to 1.65%	50,767	12.77 to 12.27	640,054	1.56%	20.09% to 19.25%
2012	0.95% to 1.65%	52,398	10.63 to 10.29	551,174	1.39%	12.56% to 11.76%
2011	0.95% to 1.65%	49,033	9.45 to 9.20	459,410	2.60%	-4.36% to -5.04%
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.95% to 1.50%	36,375	12.25 to 11.80	440,787	1.90%	2.35% to 1.79%
2013	0.95% to 1.50%	48,967	11.97 to 11.60	581,652	1.56%	3.94% to 3.36%
2012	0.95% to 1.70%	49,725	11.51 to 11.11	567,691	1.81%	6.48% to 5.67%
2011	0.95% to 1.70%	47,563	10.81 to 10.52	511,394	2.61%	0.45% to -0.31%
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.95% to 1.75%	166,610	13.13 to 12.44	2,159,968	2.20%	3.58% to 2.74%
2013	0.95% to 1.75%	221,127	12.68 to 12.11	2,780,738	1.52%	16.69% to 15.74%
2012	0.95% to 1.75%	243,547	10.87 to 10.46	2,635,425	1.52%	11.30% to 10.40%
2011	0.95% to 1.75%	213,213	9.76 to 9.48	2,072,373	2.40%	-3.26% to -4.04%
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.95% to 1.40%	12,424	13.17 to 12.78	162,406	2.23%	3.57% to 3.10%
2013	0.95% to 1.10%	13,959	12.72 to 12.61	176,480	0.93%	23.10% to 22.91%
2012	0.95% to 1.10%	53,785	10.33 to 10.26	552,039	1.22%	13.49% to 13.32%
2011	0.95% to 1.10%	54,021	9.10 to 9.05	489,225	2.35%	-5.58% to -5.72%
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.95% to 1.60%	99,128	12.81 to 12.26	1,253,777	2.44%	3.09% to 2.42%
2013	0.95% to 1.60%	94,032	12.42 to 11.97	1,154,374	1.39%	10.18% to 9.46%
2012	0.95% to 1.70%	140,692	11.28 to 10.88	1,571,383	2.13%	9.00% to 8.17%
2011	0.95% to 1.70%	77,901	10.35 to 10.06	798,137	2.60%	-1.22% to -1.96%
2010	0.95% to 1.70%	146,653	10.47 to 10.26	1,528,271	0.98%	8.00% to 7.18%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.95% to 1.20%	538	12.86 to 12.65	6,836	1.26%	4.06% to 3.79%
2013	0.95% to 1.35%	1,919	12.36 to 12.08	23,479	2.02%	-2.84% to -3.24%
2012	0.95% to 1.35%	4,978	12.72 to 12.49	62,811	4.30%	6.73% to 6.30%
2011	1.10% to 1.35%	1,463	11.86 to 11.75	17,258	3.05%	5.43% to 5.16%
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
NVIT Core Bond Fund - Class II (NVCBD2)
2014	0.95% to 1.55%	38,904	12.63 to 12.13	488,836	2.85%	3.68% to 3.06%
2013	0.95% to 1.70%	32,681	12.18 to 11.67	395,943	1.98%	-3.06% to -3.79%
2012	0.95% to 1.70%	45,792	12.57 to 12.13	572,467	2.71%	6.46% to 5.65%
2011	0.95% to 1.70%	40,740	11.80 to 11.48	477,885	2.86%	5.23% to 4.44%
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.95% to 1.55%	40,200	13.69 to 13.14	544,084	1.92%	3.89% to 3.26%
2013	0.95% to 1.70%	45,737	13.18 to 12.62	596,945	1.63%	-2.98% to -3.71%
2012	0.95% to 1.70%	46,546	13.58 to 13.11	627,263	2.14%	6.10% to 5.29%
2011	0.95% to 1.70%	43,614	12.80 to 12.45	554,956	2.40%	5.04% to 4.25%
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2014	0.95% to 1.65%	4,378	$14.83 to $ 13.94	$63,906	0.79%	10.75% to 9.97%
2013	0.95% to 1.65%	7,959	13.39 to 12.68	103,859	0.93%	29.55% to 28.63%
2012	0.95% to 1.65%	11,407	10.34 to 9.86	115,867	1.04%	12.76% to 11.96%
2011	0.95% to 1.65%	15,998	9.17 to 8.80	144,614	0.79%	-0.57% to -1.27%
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
NVIT Government Bond Fund - Class I (GBF)
2014	0.95% to 1.85%	414,421	15.01 to 13.35	6,094,662	1.95%	3.58% to 2.63%
2013	0.95% to 1.85%	482,678	14.50 to 13.01	6,865,740	1.87%	-4.97% to -5.83%
2012	0.95% to 1.85%	567,012	15.25 to 13.81	8,499,038	2.03%	2.08% to 1.15%
2011	0.95% to 1.85%	684,735	14.94 to 13.66	10,065,334	2.83%	6.24% to 5.28%
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.95% to 1.80%	208,877	20.43 to 18.28	4,118,984	1.56%	3.99% to 3.10%
2013	0.95% to 1.85%	247,650	19.64 to 17.63	4,721,809	1.37%	26.04% to 24.89%
2012	0.95% to 1.85%	381,495	15.59 to 14.11	5,789,106	1.47%	14.80% to 13.75%
2011	0.95% to 1.85%	490,510	13.58 to 12.41	6,467,227	1.77%	-4.84% to -5.71%
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to 12.09%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.95% to 1.85%	47,801	15.85 to 15.05	751,812	1.43%	3.59% to 2.65%
2013	0.95% to 1.85%	58,907	15.30 to 14.66	893,501	1.69%	12.35% to 11.33%
2012	0.95% to 1.85%	56,679	13.62 to 13.17	766,330	2.48%	8.34% to 7.36%
2011	0.95% to 1.85%	26,280	12.57 to 12.27	327,912	2.13%	-0.07% to -0.98%
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	1.00% to 1.20%	3,338	18.06 to 17.85	59,931	1.57%	4.16% to 3.95%
2013	1.00% to 1.50%	5,309	17.34 to 16.93	90,958	1.82%	18.30% to 17.70%
2012	1.00% to 1.50%	5,217	14.65 to 14.38	75,747	2.42%	11.12% to 10.56%
2011	1.10%	1,156	13.15	15,203	1.90%	-2.02%
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.95% to 2.15%	459,109	14.83 to 12.68	6,595,738	1.81%	2.90% to 1.66%
2013	0.95% to 2.15%	494,068	14.41 to 12.47	6,913,698	1.58%	3.84% to 2.58%
2012	0.95% to 2.15%	682,003	13.88 to 12.16	9,169,096	1.66%	4.17% to 2.91%
2011	0.95% to 2.15%	777,693	13.33 to 11.81	10,067,596	2.43%	1.95% to 0.72%
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.95% to 1.95%	1,938,210	18.22 to 15.99	34,166,235	1.61%	4.18% to 3.13%
2013	0.95% to 1.95%	2,268,124	17.49 to 15.50	38,487,468	1.60%	15.52% to 14.35%
2012	0.95% to 2.10%	2,626,392	15.14 to 13.33	38,727,445	1.54%	9.76% to 8.48%
2011	0.95% to 2.10%	3,201,807	13.79 to 12.29	43,142,885	2.11%	-0.99% to -2.14%
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.95% to 1.95%	931,094	19.65 to 17.25	17,668,342	1.63%	3.96% to 2.91%
2013	0.95% to 1.95%	1,055,764	18.90 to 16.76	19,345,239	1.65%	21.22% to 19.99%
2012	0.95% to 2.10%	1,190,812	15.60 to 13.74	18,035,302	1.53%	12.68% to 11.37%
2011	0.95% to 2.10%	1,518,527	13.84 to 12.33	20,501,163	1.99%	-3.05% to -4.18%
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.95% to 2.15%	591,877	16.81 to 14.37	9,626,180	1.62%	3.74% to 2.49%
2013	0.95% to 2.15%	748,885	16.20 to 14.02	11,791,219	1.65%	9.45% to 8.12%
2012	0.95% to 2.15%	859,822	14.80 to 12.97	12,403,575	1.63%	7.01% to 5.71%
2011	0.95% to 2.15%	1,025,896	13.83 to 12.27	13,858,823	2.31%	1.09% to -0.13%
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.95% to 1.50%	17,254	27.96 to 26.07	472,453	0.97%	8.38% to 7.78%
2013	0.95% to 1.50%	21,369	25.80 to 24.19	539,951	1.15%	31.78% to 31.05%
2012	0.95% to 1.50%	22,520	19.58 to 18.46	433,046	0.88%	16.35% to 15.71%
2011	0.95% to 1.50%	34,406	16.83 to 15.95	570,488	0.73%	-3.47% to -4.00%
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2014	0.95% to 2.15%	112,584	26.01 to 22.29	2,846,260	0.84%	8.14% to 6.83%
2013	0.95% to 2.15%	133,184	24.05 to 20.86	3,125,081	0.90%	31.55% to 29.95%
2012	0.95% to 2.15%	159,612	18.28 to 16.05	2,859,404	0.84%	16.16% to 14.75%
2011	0.95% to 2.15%	194,704	15.74 to 13.99	3,006,554	0.63%	-3.60% to -4.77%
2010	0.95% to 2.15%	227,723	16.33 to 14.69	3,645,106	1.00%	24.67% to 23.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2014	0.95% to 1.80%	1,641,047	$10.41 to $ 9.31	$16,844,106	0.00%	-0.95% to -1.80%
2013	0.95% to 2.00%	1,965,186	10.51 to 9.26	20,375,429	0.00%	-0.95% to -2.00%
2012	0.95% to 2.10%	2,162,305	10.61 to 9.34	22,651,527	0.00%	-0.95% to -2.11%
2011	0.95% to 2.10%	1,866,040	10.71 to 9.54	19,730,598	0.00%	-0.95% to -2.09%
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	1.10% to 1.40%	1,847	10.99 to 10.77	20,231	2.50%	-2.44% to -2.73%
2013	0.95% to 1.40%	5,153	11.36 to 11.07	58,252	1.14%	19.93% to 19.38%
2012	0.95% to 1.40%	1,979	9.47 to 9.27	18,659	0.52%	14.42% to 13.90%
2011	0.95% to 1.40%	913	8.28 to 8.14	7,475	0.74%	-10.48% to -10.89%
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	1.10%	3,305	9.04	29,874	1.88%	-9.61%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.95% to 1.55%	53,643	9.03 to 8.99	483,983	1.93%	-9.68% to -10.06%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	1.10% to 1.15%	2,809	14.67 to 14.62	41,161	0.23%	8.94% to 8.88%
2013	1.10% to 1.15%	3,341	13.47 to 13.43	44,975	0.59%	32.94% to 32.87%
2012	1.00% to 1.10%	1,938	10.18 to 10.13	19,625	0.18%	14.98% to 14.86%
2011	1.10% to 1.25%	3,526	8.82 to 8.77	31,051	0.00%	-4.29% to -4.44%
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.95% to 1.80%	230,538	14.07 to 13.28	3,196,940	0.99%	9.20% to 8.26%
2013	0.95% to 1.80%	286,062	12.88 to 12.27	3,637,106	1.14%	33.74% to 32.60%
2012	0.95% to 1.80%	308,304	9.63 to 9.25	2,938,288	1.05%	16.47% to 15.47%
2011	0.95% to 1.80%	377,522	8.27 to 8.01	3,095,040	0.79%	-6.98% to -7.78%
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.95% to 1.25%	2,793	14.85 to 14.55	41,193	0.00%	2.73% to 2.42%
2013	0.95% to 1.55%	6,268	14.45 to 13.96	88,642	0.00%	37.29% to 36.46%
2012	0.95% to 1.55%	13,885	10.53 to 10.23	144,685	0.00%	13.55% to 12.86%
2011	0.95% to 1.25%	12,359	9.27 to 9.17	114,223	0.00%	-5.36% to -5.64%
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.95% to 1.40%	17,459	17.86 to 17.32	309,102	1.69%	15.91% to 15.38%
2013	0.95% to 1.40%	13,100	15.41 to 15.01	200,241	1.37%	34.39% to 33.78%
2012	0.95% to 1.40%	12,485	11.46 to 11.22	142,112	1.10%	15.24% to 14.71%
2011	0.95% to 1.40%	14,918	9.95 to 9.78	147,624	0.79%	-3.25% to -3.69%
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.95% to 2.15%	46,424	16.60 to 14.19	746,370	0.00%	1.56% to 0.33%
2013	0.95% to 2.15%	56,748	16.35 to 14.14	901,613	0.00%	42.58% to 40.86%
2012	0.95% to 2.15%	73,482	11.47 to 10.04	824,897	0.00%	12.02% to 10.66%
2011	0.95% to 2.15%	97,338	10.24 to 9.07	978,689	0.00%	-1.80% to -2.99%
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.95% to 1.10%	3,374	26.42 to 25.92	87,739	0.53%	6.01% to 5.84%
2013	0.95% to 1.10%	4,524	24.93 to 24.49	111,074	0.92%	39.07% to 38.86%
2012	0.95% to 1.20%	3,962	17.92 to 17.45	70,137	0.57%	19.30% to 19.00%
2011	0.95% to 1.20%	7,164	15.02 to 14.67	106,345	0.45%	-5.97% to -6.21%
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.95% to 1.80%	50,506	23.82 to 21.36	1,166,164	0.30%	5.75% to 4.84%
2013	0.95% to 1.80%	58,522	22.53 to 20.37	1,282,510	0.62%	38.69% to 37.50%
2012	0.95% to 1.80%	72,656	16.24 to 14.82	1,151,046	0.50%	19.16% to 18.13%
2011	0.95% to 1.80%	99,821	13.63 to 12.54	1,330,620	0.34%	-6.35% to -7.15%
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.95% to 1.50%	11,568	25.61 to 23.88	292,855	0.16%	-0.14% to -0.70%
2013	0.95% to 1.50%	13,077	25.65 to 24.05	331,302	0.15%	39.57% to 38.79%
2012	0.95% to 1.50%	22,240	18.38 to 17.33	403,394	0.15%	14.40% to 13.77%
2011	0.95% to 1.50%	25,567	16.06 to 15.23	405,943	0.54%	-6.45% to -6.97%
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.95% to 1.95%	51,709	25.51 to 22.38	1,282,414	0.00%	-0.40% to -1.41%
2013	0.95% to 2.00%	69,761	25.61 to 22.56	1,733,408	0.13%	39.22% to 37.74%
2012	0.95% to 2.00%	87,173	18.39 to 16.38	1,562,364	0.00%	14.13% to 12.92%
2011	0.95% to 2.00%	103,697	16.12 to 14.51	1,628,177	0.48%	-6.70% to -7.68%
2010	0.95% to 2.00%	149,418	17.27 to 15.71	2,526,056	0.05%	23.79% to 22.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.95% to 1.55%	16,278	$10.80 to $ 10.37	$174,287	0.75%	-0.46% to -1.06%
2013	0.95% to 1.55%	26,766	10.85 to 10.48	288,374	1.19%	-0.85% to -1.45%
2012	0.95% to 1.55%	23,857	10.94 to 10.63	259,530	1.22%	2.54% to 1.91%
2011	0.95% to 1.55%	30,298	10.67 to 10.43	321,544	1.49%	0.34% to -0.27%
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.95% to 1.50%	2,244,672	23.23 to 22.51	50,895,526	0.70%	7.77% to 7.17%
2013	0.95% to 1.50%	2,543,792	21.56 to 21.00	53,753,200	0.77%	35.40% to 34.65%
2012	0.95% to 1.50%	2,940,828	15.92 to 15.60	46,090,841	0.67%	17.56% to 16.90%
2011	0.95% to 1.50%	3,585,150	13.54 to 13.34	48,005,287	0.66%	-3.16% to -3.70%
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	0.95% to 2.15%	1,750,475	22.90 to 21.37	39,830,519	0.45%	7.53% to 6.23%
2013	0.95% to 2.15%	1,981,457	21.29 to 20.12	41,961,399	0.51%	34.99% to 33.36%
2012	0.95% to 2.15%	2,393,758	15.77 to 15.09	37,602,034	0.43%	17.29% to 15.87%
2011	0.95% to 2.15%	2,880,060	13.45 to 13.02	38,612,912	0.41%	-3.42% to -4.59%
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.95% to 1.35%	2,541	15.17 to 14.82	38,447	2.62%	-9.02% to -9.39%
2013	0.95% to 1.40%	6,203	16.67 to 16.32	103,063	2.10%	18.95% to 18.41%
2012	0.95% to 1.40%	2,457	14.01 to 13.78	34,230	2.82%	18.43% to 17.89%
2011	0.95% to 1.40%	3,812	11.83 to 11.69	44,939	2.44%	-13.26% to -13.65%
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.95% to 1.80%	113,421	14.51 to 13.70	1,627,083	2.88%	27.38% to 26.29%
2013	0.95% to 1.80%	109,194	11.39 to 10.85	1,232,835	1.18%	1.72% to 0.85%
2012	0.95% to 1.80%	135,620	11.20 to 10.76	1,507,897	0.78%	14.48% to 13.50%
2011	0.95% to 1.80%	164,658	9.78 to 9.48	1,601,293	0.59%	5.13% to 4.23%
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	0.95% to 2.15%	121,141	19.98 to 17.08	2,352,952	1.09%	8.25% to 6.94%
2013	0.95% to 2.15%	140,316	18.45 to 15.97	2,525,814	1.14%	33.31% to 31.70%
2012	0.95% to 2.15%	159,612	13.84 to 12.12	2,159,417	1.32%	16.13% to 14.72%
2011	0.95% to 2.15%	191,364	11.92 to 10.57	2,234,144	1.06%	5.06% to 3.79%
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
VPS International Value Portfolio - Class B (ALVIVB)
2014	0.95% to 2.15%	24,981	17.38 to 14.86	415,279	3.28%	-7.35% to -8.47%
2013	0.95% to 2.15%	27,261	18.76 to 16.23	491,128	5.53%	21.56% to 20.09%
2012	0.95% to 2.15%	35,750	15.43 to 13.52	533,162	1.35%	13.11% to 11.73%
2011	0.95% to 2.15%	41,255	13.64 to 12.10	546,682	3.39%	-20.20% to -21.17%
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2014	0.95% to 1.65%	45,639	18.25 to 16.66	807,611	0.00%	12.76% to 11.96%
2013	0.95% to 1.65%	56,707	16.19 to 14.88	894,674	0.00%	35.70% to 34.74%
2012	0.95% to 1.75%	67,993	11.93 to 10.92	794,962	0.03%	15.59% to 14.66%
2011	0.95% to 1.75%	86,429	10.32 to 9.53	876,226	0.09%	-4.67% to -5.43%
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.95% to 2.15%	112,116	31.61 to 27.02	3,439,433	0.46%	7.91% to 6.60%
2013	0.95% to 2.15%	137,549	29.30 to 25.35	3,921,951	0.42%	36.33% to 34.68%
2012	0.95% to 2.15%	152,995	21.49 to 18.82	3,211,062	0.29%	17.34% to 15.92%
2011	0.95% to 2.15%	172,111	18.31 to 16.24	3,084,517	0.25%	-9.49% to -10.58%
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2014	0.95% to 1.40%	11,061	10.92 to 10.88	120,416	0.00%	9.15% to 8.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.95% to 1.35%	10,279	28.05 to 26.65	283,037	0.62%	4.12% to 3.70%
2013	0.95% to 1.35%	12,180	26.93 to 25.70	322,948	1.23%	39.38% to 38.82%
2012	0.95% to 1.35%	15,639	19.32 to 18.52	297,485	0.50%	14.64% to 14.18%
2011	0.95% to 1.35%	25,279	16.86 to 16.22	420,530	0.62%	-0.39% to -0.79%
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	0.95% to 1.70%	60,860	13.38 to 12.15	799,335	1.76%	-2.27% to -3.01%
2013	0.95% to 1.70%	76,109	13.69 to 12.53	1,023,056	0.76%	15.01% to 14.14%
2012	0.95% to 1.80%	93,020	11.90 to 10.86	1,087,947	0.25%	8.98% to 8.04%
2011	0.95% to 1.80%	109,751	10.92 to 10.05	1,178,941	0.50%	-6.40% to -7.21%
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2014	0.95% to 1.80%	125,472	$23.50 to $ 21.03	$2,857,006	5.89%	1.45% to 0.58%
2013	0.95% to 1.80%	153,786	23.16 to 20.91	3,465,339	6.92%	5.72% to 4.81%
2012	0.95% to 1.80%	200,341	21.91 to 19.95	4,291,225	7.35%	13.22% to 12.24%
2011	0.95% to 1.80%	251,671	19.35 to 17.78	4,763,021	9.01%	3.93% to 3.04%
2010	0.95% to 1.90%	335,213	18.62 to 17.14	6,116,863	8.52%	13.30% to 12.33%
Kaufmann Fund II - Primary Shares (FVK2)
2014	0.95% to 1.50%	8,819	17.10 to 16.64	149,535	0.00%	8.67% to 8.07%
2013	0.95% to 1.50%	12,279	15.73 to 15.40	191,594	0.00%	38.79% to 38.02%
2012	0.95% to 1.50%	16,007	11.33 to 11.16	180,401	0.00%	16.17% to 15.53%
2011	0.95% to 1.50%	32,109	9.76 to 9.66	312,341	1.04%	-14.11% to -14.58%
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	****
Quality Bond Fund II - Primary Shares (FQB)
2014	0.95% to 1.55%	98,605	16.26 to 15.06	1,570,990	3.89%	2.81% to 2.18%
2013	0.95% to 1.55%	117,441	15.81 to 14.74	1,822,405	4.34%	0.08% to -0.53%
2012	0.95% to 1.55%	134,422	15.80 to 14.82	2,091,411	4.20%	8.68% to 8.02%
2011	0.95% to 1.55%	148,536	14.54 to 13.72	2,131,367	5.40%	1.30% to 0.69%
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
Quality Bond Fund II - Service Shares (FQBS)
2014	0.95% to 1.85%	238,549	15.93 to 14.19	3,714,240	3.60%	2.53% to 1.60%
2013	0.95% to 1.85%	268,308	15.54 to 13.97	4,082,542	4.13%	-0.21% to -1.11%
2012	0.95% to 1.85%	354,638	15.57 to 14.12	5,411,479	3.86%	8.40% to 7.42%
2011	0.95% to 1.85%	421,885	14.36 to 13.15	5,960,233	5.15%	1.02% to 0.11%
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
Equity-Income Portfolio - Initial Class (FEIP)
2014	1.30% to 1.50%	394,042	26.56 to 21.63	10,200,435	2.67%	7.30% to 7.09%
2013	1.30% to 1.50%	463,618	24.75 to 20.20	11,199,880	2.48%	26.48% to 26.23%
2012	1.30% to 1.50%	507,520	19.57 to 16.00	9,705,262	2.96%	15.78% to 15.54%
2011	1.30% to 1.50%	602,683	16.90 to 13.85	9,962,584	2.37%	-0.34% to -0.54%
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	0.95% to 1.95%	79,068	23.30 to 20.49	1,796,335	0.74%	5.50% to 4.44%
2013	0.95% to 1.95%	92,206	22.08 to 19.62	1,983,994	0.68%	28.95% to 27.65%
2012	0.95% to 1.95%	99,887	17.12 to 15.37	1,671,735	0.35%	25.85% to 24.58%
2011	0.95% to 1.95%	121,353	13.61 to 12.34	1,619,389	0.65%	-9.90% to -10.81%
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
High Income Portfolio - Initial Class (FHIP)
2014	1.30% to 1.50%	375,714	17.85 to 14.71	6,558,477	5.35%	-0.16% to -0.36%
2013	1.30% to 1.50%	450,266	17.88 to 14.76	7,879,608	5.49%	4.57% to 4.36%
2012	1.30% to 1.50%	527,758	17.10 to 14.14	8,839,262	5.51%	12.74% to 12.51%
2011	1.30% to 1.50%	614,623	15.17 to 12.57	9,133,391	6.36%	2.68% to 2.47%
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2014	1.30% to 1.50%	61,021	21.38 to 17.70	1,283,763	0.96%	4.50% to 4.29%
2013	1.30% to 1.50%	80,193	20.46 to 16.97	1,616,561	1.04%	20.82% to 20.58%
2012	1.30% to 1.50%	83,931	16.94 to 14.07	1,401,654	1.25%	13.95% to 13.72%
2011	1.30% to 1.50%	105,897	14.86 to 12.38	1,552,401	1.53%	-7.39% to -7.57%
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2014	0.95% to 1.40%	41,502	18.09 to 14.22	737,526	0.94%	4.75% to 4.27%
2013	0.95% to 1.40%	48,850	17.27 to 13.64	831,160	0.61%	21.18% to 20.63%
2012	0.95% to 1.40%	84,963	14.26 to 11.31	1,197,887	1.28%	14.24% to 13.72%
2011	0.95% to 1.40%	99,796	12.48 to 9.94	1,232,632	1.43%	-7.15% to -7.57%
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2014	0.95% to 1.60%	30,869	13.80 to 12.53	422,830	0.76%	4.55% to 3.86%
2013	0.95% to 1.60%	32,797	13.20 to 12.06	429,903	0.72%	20.93% to 20.14%
2012	0.95% to 1.60%	35,856	10.91 to 10.04	388,261	1.02%	14.02% to 13.27%
2011	0.95% to 1.60%	43,368	9.57 to 8.86	411,986	1.23%	-7.35% to -7.95%
2010	0.95% to 1.60%	53,307	10.33 to 9.63	546,181	0.76%	14.92% to 14.17%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	1.30% to 1.45%	107,603	22.73 to 19.39	2,400,782	1.41%	4.46% to 4.30%
2013	1.30% to 1.50%	126,599	21.76 to 18.44	2,704,863	1.58%	14.20% to 13.97%
2012	1.30% to 1.50%	135,505	19.05 to 16.18	2,537,371	1.58%	11.02% to 10.79%
2011	1.30% to 1.50%	130,380	17.16 to 14.60	2,201,510	1.84%	-3.82% to -4.02%
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Service Class (FAMS)
2014	0.95% to 1.05%	80,520	$19.79 to $ 19.46	$1,581,897	1.38%	4.68% to 4.58%
2013	0.95% to 1.05%	85,967	18.91 to 18.61	1,614,359	1.39%	14.43% to 14.32%
2012	0.95% to 1.05%	100,275	16.52 to 16.28	1,647,064	1.31%	11.36% to 11.24%
2011	0.95% to 1.05%	129,981	14.84 to 14.63	1,917,959	1.94%	-3.61% to -3.71%
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2014	0.95% to 1.45%	49,100	15.84 to 14.71	769,485	1.10%	4.54% to 4.01%
2013	0.95% to 1.60%	69,032	15.15 to 13.85	1,030,063	1.36%	14.24% to 13.49%
2012	0.95% to 1.60%	79,530	13.27 to 12.20	1,041,036	1.22%	11.17% to 10.44%
2011	0.95% to 1.60%	92,437	11.93 to 11.05	1,088,362	1.74%	-3.74% to -4.37%
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
VIP Balanced Portfolio - Initial Class (FBP)
2014	1.30% to 1.50%	434,666	31.53 to 21.25	13,321,733	1.44%	8.83% to 8.61%
2013	1.30% to 1.50%	485,796	28.97 to 19.57	13,696,223	1.46%	18.10% to 17.86%
2012	1.30% to 1.50%	577,514	24.53 to 16.60	13,811,869	1.62%	13.57% to 13.34%
2011	1.30% to 1.50%	680,538	21.60 to 14.65	14,341,563	1.50%	-4.87% to -5.06%
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
VIP Balanced Portfolio - Service Class (FBS)
2014	0.95% to 1.10%	118,246	21.73 to 17.70	2,550,206	1.24%	9.05% to 8.88%
2013	0.95% to 1.10%	148,915	19.93 to 16.02	2,946,940	1.31%	18.36% to 18.07%
2012	0.95% to 1.20%	189,018	16.84 to 13.57	3,161,426	1.40%	13.86% to 13.57%
2011	0.95% to 1.20%	243,043	14.79 to 11.94	3,570,124	1.38%	-4.69% to -4.93%
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
VIP Balanced Portfolio - Service Class 2 (FB2)
2014	0.95% to 1.60%	93,094	18.44 to 16.74	1,681,483	1.25%	8.97% to 8.26%
2013	0.95% to 1.60%	105,170	16.92 to 15.47	1,743,204	1.22%	18.15% to 17.37%
2012	0.95% to 1.60%	131,625	14.32 to 13.18	1,850,114	1.44%	13.73% to 12.98%
2011	0.95% to 1.60%	147,701	12.59 to 11.66	1,829,491	1.24%	-4.74% to -5.36%
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2014	0.95% to 2.00%	116,427	15.97 to 13.72	1,770,182	0.21%	9.61% to 8.45%
2013	0.95% to 1.60%	104,643	14.57 to 13.36	1,496,792	0.13%	36.94% to 36.04%
2012	0.95% to 1.70%	99,254	10.64 to 9.70	1,038,939	0.49%	21.08% to 20.17%
2011	0.95% to 1.70%	104,431	8.79 to 8.07	903,412	0.00%	-3.69% to -4.42%
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2014	0.95% to 1.20%	13,050	16.34 to 15.76	212,854	0.39%	9.83% to 9.55%
2013	0.95% to 1.20%	14,667	14.88 to 14.39	217,744	0.27%	37.08% to 36.73%
2012	0.95% to 1.20%	15,873	10.85 to 10.52	172,030	0.71%	21.44% to 21.13%
2011	0.95% to 1.20%	15,677	8.94 to 8.69	139,999	0.15%	-3.61% to -3.85%
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.95% to 1.50%	402,616	22.04 to 16.69	8,468,034	2.64%	7.61% to 7.02%
2013	0.95% to 1.50%	462,833	20.48 to 17.43	9,043,001	2.33%	26.80% to 26.14%
2012	0.95% to 1.50%	527,563	16.15 to 12.37	8,131,818	2.85%	16.07% to 15.43%
2011	0.95% to 1.50%	626,632	13.92 to 10.72	8,344,579	2.26%	-0.10% to -0.65%
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.95% to 2.15%	594,958	19.32 to 16.16	11,187,217	2.54%	7.45% to 6.15%
2013	0.95% to 2.15%	683,462	17.98 to 15.22	11,964,997	2.15%	26.61% to 25.08%
2012	0.95% to 2.15%	843,754	14.20 to 12.17	11,691,740	2.76%	15.94% to 14.53%
2011	0.95% to 2.15%	1,021,229	12.25 to 10.62	12,236,840	2.07%	-0.30% to -1.50%
2010	0.95% to 2.60%	1,286,076	12.28 to 9.39	15,478,786	1.48%	13.83% to 12.03%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2014	1.30% to 1.50%	203,647	27.81 to 22.61	5,530,484	1.67%	9.04% to 8.81%
2013	1.30% to 1.50%	238,479	25.51 to 20.78	5,947,450	1.89%	31.83% to 31.56%
2012	1.30% to 1.50%	263,647	19.35 to 15.79	4,988,925	2.11%	17.02% to 16.78%
2011	1.30% to 1.50%	318,592	16.53 to 13.52	5,146,659	1.71%	0.29% to 0.09%
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
VIP Growth & Income Portfolio - Service Class (FGIS)
2014	0.95% to 1.30%	285,159	22.70 to 16.16	6,419,300	1.50%	9.34% to 8.95%
2013	0.95% to 1.30%	353,069	20.76 to 14.83	7,269,011	1.72%	32.19% to 31.73%
2012	0.95% to 1.30%	406,285	15.71 to 11.26	6,332,862	2.12%	17.27% to 16.86%
2011	0.95% to 1.30%	474,746	13.39 to 9.63	6,309,986	1.62%	0.61% to 0.26%
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2014	0.95% to 2.15%	243,776	$17.10 to $ 14.30	$4,071,965	1.55%	9.18% to 7.86%
2013	0.95% to 2.15%	262,797	15.66 to 13.26	4,028,145	1.58%	31.98% to 30.39%
2012	0.95% to 2.15%	318,589	11.86 to 10.17	3,707,914	1.93%	17.12% to 15.70%
2011	0.95% to 2.15%	369,941	10.13 to 8.79	3,685,991	1.46%	0.40% to -0.82%
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
VIP Growth Portfolio - Initial Class (FGP)
2014	1.30% to 1.50%	394,918	26.44 to 22.03	10,177,287	0.18%	9.85% to 9.63%
2013	1.30% to 1.50%	462,031	24.07 to 20.10	10,844,483	0.28%	34.56% to 34.29%
2012	1.30% to 1.50%	526,541	17.89 to 14.97	9,198,366	0.55%	13.19% to 12.97%
2011	1.30% to 1.50%	657,852	15.80 to 13.25	10,133,503	0.35%	-1.10% to -1.30%
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
VIP Growth Portfolio - Service Class (FGS)
2014	0.95% to 1.65%	411,021	22.83 to 14.02	9,222,102	0.09%	10.13% to 9.35%
2013	0.95% to 1.65%	492,685	20.73 to 12.82	10,047,914	0.17%	34.91% to 33.96%
2012	0.95% to 1.65%	659,289	15.36 to 9.57	9,991,339	0.48%	13.45% to 12.65%
2011	0.95% to 1.65%	758,980	13.54 to 8.50	10,126,520	0.25%	-0.81% to -1.51%
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.95% to 1.85%	654,436	11.92 to 10.43	7,636,791	0.00%	9.96% to 8.96%
2013	0.95% to 1.85%	740,866	10.84 to 9.57	7,873,933	0.04%	34.71% to 33.49%
2012	0.95% to 1.85%	863,598	8.05 to 7.17	6,823,232	0.33%	13.31% to 12.28%
2011	0.95% to 1.85%	1,054,013	7.10 to 6.38	7,361,637	0.12%	-0.98% to -1.88%
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	1.40% to 1.50%	63,422	13.92 to 13.82	882,540	5.52%	-0.24% to -0.34%
2013	1.40% to 1.50%	61,712	13.96 to 13.86	860,855	5.21%	4.48% to 4.38%
2012	1.40% to 1.50%	76,857	13.36 to 13.28	1,026,303	5.39%	12.70% to 12.58%
2011	1.40% to 1.50%	103,090	11.85 to 11.80	1,221,721	6.94%	2.59% to 2.49%
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
VIP High Income Portfolio - Service Class (FHIS)
2014	0.95% to 1.50%	208,487	15.30 to 13.81	3,163,495	5.30%	0.11% to -0.44%
2013	0.95% to 1.50%	248,409	15.28 to 13.87	3,766,338	5.58%	4.87% to 4.29%
2012	0.95% to 1.50%	277,431	14.57 to 13.30	4,013,990	5.40%	13.11% to 12.48%
2011	0.95% to 1.50%	334,346	12.88 to 11.83	4,280,118	6.32%	2.94% to 2.37%
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
VIP High Income Portfolio - Service Class 2 (FHI2)
2014	0.95% to 1.85%	142,253	15.92 to 13.92	2,220,154	5.43%	-0.05% to -0.96%
2013	0.95% to 1.80%	156,682	15.93 to 14.06	2,448,959	5.15%	4.69% to 3.74%
2012	0.95% to 1.85%	200,151	15.21 to 13.55	2,995,920	5.27%	12.89% to 11.86%
2011	0.95% to 1.85%	251,674	13.48 to 12.12	3,339,952	6.09%	2.73% to 1.80%
2010	0.95% to 1.85%	328,452	13.12 to 11.90	4,241,656	6.40%	12.59% to 11.57%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2014	0.95% to 1.80%	54,288	14.17 to 13.26	756,178	4.59%	-0.05% to -0.91%
2013	0.95% to 1.80%	81,373	14.17 to 13.38	1,137,128	5.60%	4.86% to 3.96%
2012	0.95% to 1.80%	107,009	13.52 to 12.87	1,431,353	5.85%	12.81% to 11.84%
2011	0.95% to 1.80%	113,574	11.98 to 11.51	1,349,359	6.15%	2.66% to 1.78%
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
VIP High Income Portfolio - Service Class R (FHISR)
2014	0.95% to 1.05%	21,666	14.31 to 14.20	309,128	4.73%	0.03% to -0.07%
2013	0.95% to 1.05%	30,096	14.31 to 14.21	429,467	5.51%	4.92% to 4.81%
2012	0.95% to 1.05%	32,367	13.64 to 13.56	440,770	5.63%	13.01% to 12.90%
2011	0.95% to 1.20%	38,112	12.07 to 11.93	459,157	6.65%	3.01% to 2.75%
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
VIP Index 500 Portfolio - Initial Class (FIP)
2014	0.95% to 1.70%	908,022	23.17 to 15.32	22,232,469	1.58%	12.49% to 11.64%
2013	0.95% to 1.70%	1,013,678	20.60 to 13.72	22,128,351	1.79%	30.99% to 30.00%
2012	0.95% to 1.70%	1,216,495	15.72 to 10.56	20,132,649	1.96%	14.81% to 13.94%
2011	0.95% to 1.70%	1,489,798	13.70 to 9.26	21,473,723	1.89%	1.07% to 0.31%
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2014	0.95% to 1.70%	523,278	21.08 to 17.54	10,971,259	2.05%	4.82% to 4.03%
2013	0.95% to 1.70%	614,258	20.11 to 16.86	12,322,556	2.14%	-2.71% to -3.45%
2012	0.95% to 1.70%	777,377	20.67 to 17.47	16,103,165	2.37%	4.89% to 4.09%
2011	0.95% to 1.70%	878,584	19.70 to 16.78	17,381,579	3.05%	6.32% to 5.51%
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Initial Class (FMCP)
2014	1.30%	44,778	$60.74	$2,719,839	0.26%	4.90%
2013	1.30%	51,528	57.90	2,983,504	0.51%	34.46%
2012	1.30%	59,838	43.06	2,576,666	0.61%	13.34%
2011	1.30%	71,033	37.99	2,698,839	0.25%	-11.77%
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.95% to 1.85%	110,806	63.26 to 50.61	6,952,474	0.16%	5.19% to 4.23%
2013	0.95% to 1.85%	122,757	60.14 to 48.55	7,326,939	0.42%	34.77% to 33.55%
2012	0.95% to 1.85%	133,044	44.62 to 36.36	5,894,994	0.50%	13.66% to 12.62%
2011	0.95% to 1.85%	156,767	39.26 to 32.28	6,100,499	0.13%	-11.56% to -12.37%
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	0.95% to 2.15%	406,269	35.74 to 29.89	14,218,753	0.02%	5.02% to 3.75%
2013	0.95% to 2.15%	466,088	34.03 to 28.81	15,517,857	0.25%	34.58% to 32.95%
2012	0.95% to 2.15%	581,491	25.29 to 21.67	14,419,390	0.37%	13.47% to 12.09%
2011	0.95% to 2.15%	692,031	22.29 to 19.33	15,143,526	0.02%	-11.70% to -12.77%
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
VIP Money Market Portfolio - Initial Class (FMMP)
2014	0.95% to 1.50%	402,886	12.83 to 11.79	5,042,132	0.01%	-0.94% to -1.49%
2013	0.95% to 1.50%	500,583	12.95 to 11.97	6,363,170	0.03%	-0.92% to -1.47%
2012	0.95% to 1.50%	727,068	13.09 to 12.15	9,361,044	0.14%	-0.82% to -1.37%
2011	0.95% to 1.50%	832,065	13.18 to 12.31	10,812,880	0.11%	-0.84% to -1.39%
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
VIP Overseas Portfolio - Initial Class (FOP)
2014	1.30% to 1.50%	390,733	19.64 to 16.21	7,538,148	1.28%	-9.27% to -9.46%
2013	1.30% to 1.50%	436,028	21.65 to 17.90	9,283,388	1.37%	28.74% to 28.48%
2012	1.30% to 1.50%	483,992	16.82 to 13.93	8,008,247	1.91%	19.17% to 18.93%
2011	1.30% to 1.50%	559,611	14.11 to 11.72	7,775,840	1.30%	-18.24% to -18.41%
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.95% to 1.45%	96,139	16.81 to 13.64	1,597,059	1.18%	-9.03% to -9.49%
2013	0.95% to 1.45%	109,793	18.48 to 15.07	2,006,235	0.96%	29.14% to 28.49%
2012	0.95% to 1.45%	176,981	14.31 to 11.73	2,509,224	1.77%	19.39% to 18.79%
2011	0.95% to 1.45%	215,256	11.98 to 9.88	2,559,186	1.20%	-18.01% to -18.43%
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	0.95% to 2.15%	131,974	11.59 to 9.70	1,500,228	1.06%	-9.17% to -10.27%
2013	0.95% to 2.15%	145,485	12.77 to 10.81	1,824,186	1.08%	28.93% to 27.37%
2012	0.95% to 2.15%	164,635	9.90 to 8.48	1,603,863	1.62%	19.23% to 17.78%
2011	0.95% to 2.15%	205,125	8.30 to 7.20	1,680,184	1.08%	-18.12% to -19.12%
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.95% to 2.00%	96,924	15.61 to 13.93	1,481,255	1.03%	-9.18% to -10.14%
2013	0.95% to 1.75%	130,256	17.18 to 15.89	2,211,575	1.32%	28.92% to 27.88%
2012	0.95% to 2.10%	131,517	13.33 to 12.05	1,730,594	1.70%	19.30% to 17.92%
2011	0.95% to 2.10%	156,770	11.17 to 10.22	1,730,600	1.03%	-18.17% to -19.12%
2010	0.95% to 2.10%	208,729	13.65 to 12.63	2,852,274	1.03%	11.75% to 10.46%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.95% to 1.45%	19,365	15.86 to 15.03	301,657	1.14%	-9.05% to -9.51%
2013	0.95% to 1.45%	23,103	17.44 to 16.61	396,954	1.15%	29.06% to 28.41%
2012	0.95% to 1.45%	31,250	13.52 to 12.94	417,916	1.81%	19.52% to 18.92%
2011	0.95% to 1.45%	35,920	11.31 to 10.88	402,753	1.20%	-18.09% to -18.50%
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
VIP Value Portfolio - Service Class 2 (FV2)
2014	0.95% to 1.75%	23,065	19.64 to 17.59	443,199	1.10%	10.05% to 9.16%
2013	0.95% to 1.75%	24,971	17.84 to 16.11	437,036	0.90%	30.93% to 29.87%
2012	0.95% to 1.75%	26,786	13.63 to 12.41	359,102	1.36%	19.40% to 18.43%
2011	0.95% to 1.75%	37,024	11.41 to 10.47	416,278	0.71%	-3.60% to -4.38%
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.95% to 1.20%	5,297	25.10 to 24.31	131,973	0.82%	5.68% to 5.41%
2013	0.95% to 1.20%	7,784	23.75 to 23.06	184,084	0.85%	29.21% to 28.88%
2012	0.95% to 1.10%	7,989	18.38 to 18.09	146,242	0.33%	25.89% to 25.70%
2011	0.95% to 1.15%	14,663	14.60 to 14.32	212,586	0.80%	-9.71% to -9.89%
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Portfolio - Service Class (FVS)
2014	0.95% to 1.05%	11,500	$20.05 to $ 19.78	$230,118	1.28%	10.25% to 10.14%
2013	0.95% to 1.05%	11,786	18.19 to 17.96	213,945	0.85%	31.04% to 30.90%
2012	0.95% to 1.05%	14,656	13.88 to 13.72	202,937	1.63%	19.65% to 19.53%
2011	0.95% to 1.05%	16,148	11.60 to 11.48	186,874	0.76%	-3.47% to -3.57%
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
VIP Growth Strategies Portfolio - Service Class (FAGRS)
2014	0.95% to 1.00%	2,424	16.65 to 16.54	40,331	0.01%	12.45% to 12.39%
2013	0.95% to 1.00%	2,616	14.81 to 14.71	38,708	0.00%	35.75% to 35.68%
2012	0.95% to 1.00%	4,715	10.91 to 10.84	51,318	0.00%	10.55% to 10.49%
2011	0.95% to 1.00%	4,903	9.87 to 9.81	48,272	0.00%	-9.87% to -9.92%
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
2014	0.95% to 2.15%	34,379	16.18 to 13.64	538,634	0.00%	12.33% to 10.97%
2013	0.95% to 2.15%	37,768	14.40 to 12.29	527,816	0.00%	35.41% to 33.77%
2012	0.95% to 2.15%	44,317	10.64 to 9.19	458,483	0.00%	10.47% to 9.13%
2011	0.95% to 2.15%	51,949	9.63 to 8.42	488,195	0.00%	-10.08% to -11.16%
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.95% to 1.50%	51,315	23.12 to 21.56	1,164,183	1.55%	7.97% to 7.37%
2013	0.95% to 1.50%	55,290	21.42 to 20.08	1,163,914	1.75%	28.82% to 28.10%
2012	0.95% to 1.50%	66,712	16.63 to 15.67	1,093,267	1.82%	11.11% to 10.49%
2011	0.95% to 1.55%	73,800	14.96 to 14.14	1,089,825	1.63%	5.29% to 4.71%
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.95% to 1.35%	7,607	17.70 to 16.82	132,118	2.11%	-11.73% to -12.09%
2013	0.95% to 1.35%	8,833	20.05 to 19.13	174,111	2.51%	22.10% to 21.61%
2012	0.95% to 1.35%	10,629	16.42 to 15.73	171,931	3.14%	17.47% to 16.99%
2011	0.95% to 1.35%	16,370	13.98 to 13.45	225,981	1.96%	-11.29% to -11.65%
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.95% to 1.45%	45,326	12.97 to 12.53	580,911	2.62%	1.87% to 1.36%
2013	0.95% to 1.40%	41,509	12.73 to 12.40	523,166	12.05%	22.59% to 22.04%
2012	0.95% to 1.40%	35,101	10.38 to 10.16	361,174	2.65%	14.23% to 13.71%
2011	0.95% to 1.40%	31,538	9.09 to 8.94	284,402	0.01%	-2.48% to -2.92%
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.95% to 1.50%	10,867	21.47 to 20.24	231,612	0.32%	9.33% to 8.73%
2013	0.95% to 1.70%	15,344	19.64 to 18.25	297,883	0.72%	36.30% to 35.27%
2012	0.95% to 1.70%	14,053	14.41 to 13.49	200,212	0.18%	9.92% to 9.09%
2011	0.95% to 1.70%	19,928	13.11 to 12.37	257,526	0.33%	-4.00% to -4.72%
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.95% to 1.50%	10,880	24.18 to 22.54	258,268	1.70%	1.32% to 0.76%
2013	0.95% to 1.35%	1,030	23.86 to 22.77	24,135	1.68%	26.10% to 25.59%
2012	0.95% to 1.35%	7,216	18.92 to 18.13	134,619	2.31%	20.11% to 19.62%
2011	0.95% to 1.35%	9,452	15.76 to 15.16	147,054	1.34%	-9.16% to -9.53%
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.95% to 1.95%	181,662	23.46 to 20.59	4,156,861	1.02%	1.09% to 0.07%
2013	0.95% to 1.95%	93,510	23.21 to 20.57	2,116,024	1.17%	25.78% to 24.52%
2012	0.95% to 1.95%	109,538	18.45 to 16.52	1,976,617	1.92%	19.80% to 18.59%
2011	0.95% to 1.95%	131,204	15.40 to 13.93	1,982,792	1.11%	-9.39% to -10.31%
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	0.95% to 2.15%	251,712	19.53 to 16.69	4,791,120	0.58%	9.35% to 8.03%
2013	0.95% to 2.15%	286,306	17.86 to 15.45	4,991,994	0.84%	30.19% to 28.61%
2012	0.95% to 2.15%	353,391	13.72 to 12.01	4,746,464	0.66%	15.50% to 14.10%
2011	0.95% to 2.15%	409,404	11.88 to 10.53	4,768,340	0.63%	-1.26% to -2.45%
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.95% to 1.35%	14,785	30.78 to 29.25	447,663	0.88%	10.87% to 10.42%
2013	0.95% to 1.35%	16,048	27.76 to 26.49	439,042	0.98%	39.68% to 39.11%
2012	0.95% to 1.35%	17,060	19.88 to 19.04	335,083	0.53%	16.86% to 16.39%
2011	0.95% to 1.35%	25,979	17.01 to 16.36	437,380	0.70%	-3.14% to -3.53%
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	0.95% to 2.00%	32,819	$17.22 to $ 15.70	$550,094	0.66%	10.59% to 9.42%
2013	0.95% to 1.50%	31,057	15.57 to 14.92	475,099	0.70%	39.29% to 38.52%
2012	0.95% to 1.50%	30,355	11.18 to 10.77	334,019	0.32%	16.55% to 15.90%
2011	0.95% to 1.50%	37,115	9.59 to 9.30	351,946	0.38%	-3.31% to -3.84%
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.95% to 1.50%	20,807	10.24 to 10.12	212,286	4.17%	1.86% to 1.30%
2013	0.95% to 1.50%	22,850	10.05 to 9.99	229,262	5.11%	-1.08% to -1.63%
2012	0.95% to 1.40%	24,123	10.16 to 10.15	245,093	0.00%	1.62% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	0.95% to 1.80%	248,662	19.40 to 17.36	4,711,890	3.99%	1.52% to 0.65%
2013	0.95% to 1.85%	295,343	19.11 to 17.15	5,528,325	4.65%	-1.31% to -2.21%
2012	0.95% to 1.85%	400,651	19.36 to 17.53	7,619,995	5.61%	12.07% to 11.05%
2011	0.95% to 1.85%	474,674	17.28 to 15.79	8,073,718	2.97%	-0.30% to -1.21%
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.95% to 1.75%	21,232	12.15 to 11.60	253,914	1.97%	-0.65% to -1.45%
2013	0.95% to 1.75%	56,171	12.23 to 11.77	674,800	1.69%	-7.45% to -8.20%
2012	0.95% to 1.75%	67,913	13.21 to 12.83	886,793	5.20%	4.23% to 3.39%
2011	0.95% to 1.75%	73,985	12.68 to 12.41	930,403	1.94%	7.39% to 6.52%
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.95% to 1.75%	95,889	11.82 to 11.29	1,124,571	1.02%	-0.21% to -1.01%
2013	0.95% to 1.75%	118,762	11.84 to 11.40	1,398,080	1.38%	-1.18% to -1.98%
2012	0.95% to 1.75%	141,753	11.98 to 11.63	1,690,885	1.78%	4.74% to 3.89%
2011	0.95% to 1.75%	134,979	11.44 to 11.20	1,540,847	1.59%	0.05% to -0.76%
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	1.35% to 1.40%	6,507	9.70 to 9.69	63,081	2.88%	-3.02% to -3.06%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.95% to 1.60%	6,503	21.99 to 20.36	139,155	1.35%	9.68% to 8.96%
2013	0.95% to 1.40%	6,362	20.05 to 19.10	125,320	1.51%	34.39% to 33.78%
2012	0.95% to 1.35%	6,844	14.92 to 14.35	100,923	1.84%	18.00% to 17.53%
2011	0.95% to 1.65%	11,369	12.64 to 11.89	140,967	1.21%	-5.55% to -6.21%
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
VT International Equity Fund: Class IB (PVTIGB)
2014	0.95% to 1.35%	6,576	15.63 to 14.85	100,807	0.97%	-7.66% to -8.04%
2013	0.95% to 1.35%	7,374	16.93 to 16.15	122,673	1.39%	26.85% to 26.34%
2012	0.95% to 1.35%	9,527	13.34 to 12.79	125,217	2.04%	20.76% to 20.27%
2011	0.95% to 1.35%	9,653	11.05 to 10.63	105,068	3.04%	-17.72% to -18.05%
2010	0.95% to 1.35%	13,155	13.43 to 12.97	174,856	3.73%	8.98% to 8.54%
VT Small Cap Value Fund: Class IB (PVTSCB)
2014	0.95% to 1.50%	2,537	23.27 to 21.69	57,849	0.60%	2.45% to 1.88%
2013	0.95% to 1.50%	4,015	22.71 to 21.29	89,611	1.06%	38.28% to 37.51%
2012	0.95% to 1.50%	7,469	16.42 to 15.48	120,053	0.47%	16.37% to 15.72%
2011	0.95% to 1.50%	8,460	14.11 to 13.38	117,309	0.48%	-5.63% to -6.15%
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
VT Voyager Fund: Class IB (PVTVB)
2014	0.95% to 1.55%	36,089	20.87 to 19.33	730,917	0.84%	8.68% to 8.02%
2013	0.95% to 1.55%	47,114	19.20 to 17.90	876,129	0.78%	42.36% to 41.50%
2012	0.95% to 1.60%	52,325	13.49 to 12.58	687,532	0.34%	13.14% to 12.40%
2011	0.95% to 1.60%	60,756	11.92 to 11.19	709,223	0.00%	-18.63% to -19.16%
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.95% to 1.85%	122,995	17.66 to 15.70	2,106,204	0.00%	7.14% to 6.17%
2013	0.95% to 1.85%	145,154	16.48 to 14.79	2,325,884	0.24%	38.47% to 37.21%
2012	0.95% to 1.85%	177,319	11.91 to 10.78	2,052,731	0.00%	12.32% to 11.29%
2011	0.95% to 1.85%	135,448	10.60 to 9.69	1,400,057	0.00%	-7.28% to -8.12%
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
VI Comstock Fund - Series II Shares (ACC2)
2014	0.95% to 2.15%	231,791	21.42 to 18.31	4,836,609	1.08%	8.06% to 6.75%
2013	0.95% to 2.15%	260,485	19.82 to 17.15	5,039,560	1.42%	34.36% to 32.74%
2012	0.95% to 2.15%	326,060	14.75 to 12.92	4,703,928	1.44%	17.79% to 16.36%
2011	0.95% to 2.15%	409,076	12.52 to 11.10	5,017,124	1.39%	-3.04% to -4.21%
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Core Equity Fund - Series I Shares (AVGI)
2014	0.95% to 1.35%	5,234	$16.97 to $ 16.38	$87,687	0.77%	7.12% to 6.69%
2013	0.95% to 1.35%	12,622	15.84 to 15.36	198,308	1.36%	28.02% to 27.50%
2012	0.95% to 1.35%	15,157	12.37 to 12.04	186,025	0.94%	12.80% to 12.34%
2011	0.95% to 1.35%	18,185	10.97 to 10.72	198,240	0.91%	-1.01% to -1.41%
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
VI Core Equity Fund - Series II Shares (AVCE2)
2014	0.95% to 1.80%	43,593	16.61 to 15.41	709,156	0.64%	6.82% to 5.91%
2013	0.95% to 1.80%	54,719	15.55 to 14.55	837,137	1.25%	27.71% to 26.62%
2012	0.95% to 1.80%	62,373	12.17 to 11.49	749,497	0.85%	12.53% to 11.56%
2011	0.95% to 1.80%	61,899	10.82 to 10.30	659,306	0.76%	-1.24% to -2.08%
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
VI International Growth Fund - Series II Shares (AVIE2)
2014	0.95% to 1.80%	6,963	24.00 to 21.48	163,423	1.29%	-0.86% to -1.71%
2013	0.95% to 1.80%	11,559	24.21 to 21.85	273,472	0.99%	17.59% to 16.58%
2012	0.95% to 1.80%	14,228	20.59 to 18.74	287,288	1.28%	14.16% to 13.18%
2011	0.95% to 1.80%	15,150	18.03 to 16.56	268,583	1.30%	-7.87% to -8.66%
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.95% to 1.35%	6,573	21.63 to 20.56	139,185	0.04%	3.44% to 3.02%
2013	0.95% to 1.35%	7,548	20.91 to 19.96	154,972	0.67%	27.59% to 27.08%
2012	0.95% to 1.35%	10,319	16.39 to 15.70	166,546	0.06%	9.90% to 9.45%
2011	0.95% to 1.35%	13,539	14.91 to 14.35	199,307	0.26%	-7.27% to -7.64%
2010	0.95% to 1.40%	21,857	16.08 to 15.49	347,677	0.45%	13.03% to 12.61%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2014	0.95% to 1.40%	34,151	8.43 to 8.33	286,074	0.00%	-20.11% to -20.48%
2013	0.95% to 1.35%	16,288	10.56 to 10.49	171,449	0.46%	9.25% to 8.81%
2012	0.95% to 1.35%	14,833	9.66 to 9.64	143,166	1.16%	-3.37% to -3.63%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.95% to 1.75%	40,710	8.56 to 8.38	347,324	0.09%	-19.87% to -20.52%
2013	0.95% to 1.75%	42,131	10.68 to 10.54	449,184	0.78%	9.48% to 8.60%
2012	0.95% to 1.75%	58,355	9.76 to 9.71	568,920	0.60%	-2.41% to -2.94%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.95% to 1.75%	74,382	16.15 to 15.42	1,189,002	0.49%	-6.16% to -6.92%
2013	0.95% to 1.75%	138,954	17.21 to 16.57	2,364,730	1.31%	23.94% to 22.94%
2012	0.95% to 1.75%	155,984	13.89 to 13.48	2,148,283	1.16%	18.04% to 17.09%
2011	0.95% to 1.75%	161,057	11.76 to 11.51	1,883,766	0.91%	-8.09% to -8.83%
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.95% to 1.40%	23,608	24.05 to 23.44	560,397	0.00%	-2.81% to -3.25%
2013	0.95% to 1.15%	14,764	24.75 to 24.52	364,174	0.00%	48.80% to 48.50%
2012	0.95% to 1.55%	8,083	16.63 to 16.26	133,915	0.00%	6.84% to 6.20%
2011	0.95% to 1.55%	7,872	15.57 to 15.32	122,000	0.00%	-5.50% to -6.07%
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95% to 1.50%	15,519	20.87 to 19.78	318,795	0.00%	26.13% to 25.43%
2012	0.95% to 1.50%	16,467	16.55 to 15.77	268,915	2.48%	20.07% to 19.40%
2011	0.95% to 1.50%	35,421	13.78 to 13.21	483,286	1.32%	-9.14% to -9.64%
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95% to 2.00%	128,666	20.38 to 18.39	2,570,590	0.00%	25.80% to 24.47%
2012	0.95% to 2.00%	171,484	16.20 to 14.77	2,726,927	1.98%	19.80% to 18.53%
2011	0.95% to 2.00%	226,068	13.52 to 12.46	3,006,496	1.10%	-9.36% to -10.32%
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	0.95% to 1.80%	796,216	12.08 to 11.13	9,504,014	1.45%	-6.40% to -7.17%
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95% to 1.35%	13,150	16.76 to 16.18	216,553	2.21%	5.92% to 5.49%
2012	0.95% to 1.35%	15,782	15.82 to 15.34	246,111	10.04%	13.62% to 13.16%
2011	0.95% to 1.35%	8,261	13.93 to 13.55	113,820	7.05%	2.82% to 2.41%
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.95% to 2.00%	95,658	20.60 to 18.58	1,929,994	0.39%	-0.51% to -1.56%
2012	0.95% to 2.00%	134,692	20.70 to 18.88	2,731,634	0.25%	15.80% to 14.57%
2011	0.95% to 2.00%	171,283	17.88 to 16.48	3,010,962	0.39%	-23.33% to -24.14%
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 1.80%	82,622	9.12 to 8.38	733,945	0.00%	-8.99% to -9.77%
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95% to 1.10%	2,986	$13.16 to $ 12.97	$38,739	0.00%	-8.04% to -8.18%
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 1.35%	8,950	11.99 to 11.62	105,603	0.00%	-8.25% to -8.62%
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95% to 1.75%	76,485	9.81 to 9.67	747,759	0.79%	-17.19% to -17.86%
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	****
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.10%	3,335	13.05	43,524	1.82%	20.09%
2012	0.95% to 1.10%	5,152	11.01 to 10.87	56,211	0.37%	16.12% to 15.94%
2011	0.95% to 1.10%	6,384	9.48 to 9.37	60,018	1.43%	-16.91% to -17.04%
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95% to 1.55%	46,158	12.91 to 12.17	588,402	2.38%	19.95% to 19.22%
2012	0.95% to 1.55%	59,971	10.76 to 10.21	636,623	0.14%	15.83% to 15.13%
2011	0.95% to 1.55%	87,806	9.29 to 8.87	806,984	1.59%	-17.19% to -17.69%
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.10%	62,185	2.78 to 2.76	172,173	11.02%	-2.81% to -2.96%
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.40%	29,987	4.00 to 3.83	118,599	9.79%	-3.26% to -3.70%
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2014	Reserves for annuity contracts in payout phase:			696,109
2014	Contract owners equity:			$472,145,376
2013	Reserves for annuity contracts in payout phase:			744,588
2013	Contract owners equity:			$520,219,801
2012	Reserves for annuity contracts in payout phase:			580,219
2012	Contract owners equity:			$507,833,832
2011	Reserves for annuity contracts in payout phase:			869,225
2011	Contract owners equity:			$541,215,504
2010	Reserves for annuity contracts in payout phase:			1,133,318
2010	Contract owners equity:			$699,931,571

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-7:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the initial Registration Statement on November 5, 1994 (File No. 033-82174) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter - Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously with Post-Effective No. 2 on October 31, 1997 (File No. 033-89560) and hereby incorporated by reference.
(5)	The variable annuity application – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws -
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, as document "aimfpa99h1.htm".
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, as document "fedfpa99h4.htm".
(4)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, as document "fidifpa99h5.htm".
(5)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, as document "frankfpa99h8.htm".
(6)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, as document "nwfpa99h12a.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, as document "nwfpa99h12b.htm".
(8)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberfpa99h13.htm".
(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, as document "oppenfpa99h14.htm".
(10)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, as document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(12)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(13)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm".
(15)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".
(16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(17)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004, as document "wellsfargofpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(h), and are hereby incorporated by reference.
(18)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(19)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".

The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(20)Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with Post-Effective No. 24 on April 26, 2007 (File No. 033-89560) under document "opinionofcounsel.htm" and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 3,879 and 3,489 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact